As filed with the Securities and Exchange Commission
on June 27, 2007
                                                    1933 Act File No. 333-125838
                                                    1940 Act File No. 811-21777
================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A
                                   ---------
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933            (X)
                          Pre-Effective Amendment No.            ( )
                        Post-Effective Amendment No. 4           (X)
                                     and/or
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940        (X)
                                Amendment No. 6                  (X)
                        (Check appropriate box or boxes)
                                   ---------
                             JOHN HANCOCK FUNDS III
               (Exact Name of Registrant as Specified in Charter)
                             601 Congress Street
                        Boston, Massachusetts 02210-2805
              (Address of Principal Executive Offices) (Zip Code)
        Registrant's Telephone Number, Including Area Code (617) 663-2844
                                   ---------
                                 THOMAS KINZLER
                               601 Congress Street
                        Boston, Massachusetts 02210-2805
                     (Name and Address of Agent for Service)
                                   ---------
                          COPIES OF COMMUNICATIONS TO:
                              MARK P. GOSHKO, ESQ
                 KIRKPATRICK & LOCKHART PRESTON GATES ELLIS LLP
                               ONE LINCOLN STREET
                              BOSTON, MA 02111-2950

 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):
( ) immediately upon filing pursuant to paragraph (b) of Rule 485
(X) on June 28, 2007 pursuant to paragraph (b) of Rule 485
( ) 60 days after filing pursuant to paragraph (a)(1) of Rule 485
( ) on (date) pursuant to paragraph (a)(1) of Rule 485
( ) 75 days after filing pursuant to paragraph (a)(2) of Rule 485
( ) on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[LOGO]John Hancock(R)
     ----------------
      MUTUAL FUNDS
                                                                    John Hancock
                                                    Equity & International Funds

                                             CLASS A, CLASS B AND CLASS C SHARES
                                                                     Growth Fund
                                                       Growth Opportunities Fund
                                                         International Core Fund
                                                       International Growth Fund
                                                            Intrinsic Value Fund
                                                                  U.S. Core Fund
                                                        Value Opportunities Fund



Prospectus
7.1.2007



As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

JOHN HANCOCK FUNDS
--------------------------------------------------------------------------------
Growth Fund                                                                    4
Growth Opportunities Fund                                                      6
International Core Fund                                                        8
International Growth Fund                                                     10
Intrinsic Value Fund                                                          12
U.S. Core Fund                                                                14
Value Opportunities Fund                                                      16

PRINCIPAL RISKS
--------------------------------------------------------------------------------
Description of principal risks                                                18

YOUR ACCOUNT
--------------------------------------------------------------------------------
Choosing a share class                                                        21
How sales charges are calculated                                              22
Sales charge reductions and waivers                                           22
Opening an account                                                            23
Buying shares                                                                 25
Selling shares                                                                26
Transaction policies                                                          28
Dividends and account policies                                                30
Additional investor services                                                  30

FUND DETAILS
--------------------------------------------------------------------------------
Business structure                                                            31
Management biographies                                                        32
Financial highlights                                                          33
Appendix -- Related Performance Information                                   44

FOR MORE INFORMATION                                                  BACK COVER
--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------

JOHN HANCOCK FUNDS III
This prospectus contains information regarding series (each a "Fund" and collectively, the "Funds") of John Hancock Funds III ("JHF III"). Summary descriptions of each Fund, which set forth each Fund's investment objective and describe each Fund's principal investment strategies and principal risks, are provided in the next section of this prospectus. The summaries are not designed to be all-inclusive and each Fund may make investments, employ strategies and be exposed to risks that are not contained in the Fund's summary description. More information about each Fund's investments and strategy is set forth in the Statement of Additional Information ("SAI").

John Hancock Investment Management Services, LLC serves as each Fund's investment adviser (the "Adviser"). The Adviser has retained Grantham, Mayo, Van Otterloo & Co. LLC ("GMO" or the subadviser) to manage each Fund's assets. More information about the Adviser and the subadviser can be found in the "Fund Details" section of this prospectus.

RISKS OF MUTUAL FUNDS
Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Funds, be sure to read all risk disclosure carefully before investing.

FUND INFORMATION KEY
--------------------------------------------------------------------------------

Concise Fund-by-Fund descriptions begin on the next page. Each description provides the following information:


[clip art] Goal and strategy The Fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[clip art] Past performance The Fund's total return, measured year-by-year and over time.

[clip art] Principal risks The major risk factors associated with the Fund.

[clip art] Your expenses The overall costs borne by an investor in the Fund, including sales charges and annual expenses.

Growth Fund
--------------------------------------------------------------------------------
[clip art] Goal and strategy
--------------------------------------------------------------------------------
GOAL: The Fund seeks long-term capital growth.

STRATEGY: The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000 Index and in companies with size and growth characteristics similar to those of companies with stocks in the Index. As of April 30, 2007, the market capitalization of companies that issue stocks included in the Russell 1000 Index, a U.S. stock index, ranged from $1.3 billion to $447.2 billion.

The subadviser uses proprietary research and quantitative models to identify stocks it believes have improving fundamentals. From that group, the subadviser then selects those stocks it believes have growth characteristics and which trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

--------------------------------------------------------------------------------
[clip art] Past performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, no past performance is presented here.

4 FUNDS

--------------------------------------------------------------------------------
[clip art] Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Medium and smaller company risk
- Hedging and other strategic transactions ris
- Non-diversification risk
- Management risk


[clip art]
SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment
management; founded in 1977;
supervised by the Adviser.

See page 32 for the management
biographies.

FUND CODES

Class A
Ticker                GOOGX
CUSIP                 47803T676
Newspaper             --
JH Fund Number        86

Class B
Ticker                GORBX
CUSIP                 47803T668
Newspaper             --
JH Fund Number        186

Class C
Ticker                GORCX
CUSIP                 47803T650
Newspaper             --
JH Fund Number        586

--------------------------------------------------------------------------------
[clip art] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly.


-------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                                Class A          Class B         Class C
-------------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases as a % of
purchase price                                                      5.00%            none            none
-------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a % of purchase
or sale price, whichever is less                                    none(2)          5.00%           1.00%
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
Annual operating expenses                                           Class A         Class B         Class C
-------------------------------------------------------------------------------------------------------------
Management fee(3)                                                     0.80%           0.80%           0.80%
-------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                 0.30%           1.00%           1.00%
-------------------------------------------------------------------------------------------------------------
Other expenses                                                        0.90%          10.14%           5.90%
-------------------------------------------------------------------------------------------------------------
Total operating expenses                                              2.00%          11.94%           7.70%
-------------------------------------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6-30-08)            0.61%           9.85%           5.60%
-------------------------------------------------------------------------------------------------------------
Net operating expenses(4)                                             1.39%           2.09%           2.10%

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
 Expenses             Year 1      Year 3      Year 5       Year 10
--------------------------------------------------------------------------------
Class A               $  635      $ 1,040     $ 1,470     $   2,664
--------------------------------------------------------------------------------
Class B with
redemption            $  712      $ 2,802     $ 4,685     $  7,229(5)
--------------------------------------------------------------------------------
Class B without
redemption            $  212      $ 2,502     $ 4,485     $  7,229(5)
--------------------------------------------------------------------------------
Class C with
redemption            $  313      $ 1,755     $ 3,215     $   6,534
--------------------------------------------------------------------------------
Class C without
redemption            $  213      $ 1,755     $ 3,215     $   6,534


1   A $4.00 fee will be charged for wire redemptions.

2 Except for investments of $1 million or more; see "How sales charges are calculated."

3 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the Growth Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule: 0.80% for aggregate assets under management up to and including $500 million, 0.78% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.77% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.76% for aggregate assets under management in excess of $2.5 billion.

4 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.11% of the Fund's average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.40% for Class A, 2.10% for Class B and 2.10% for Class C. This expense reimbursement shall continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to JHF III.

5   Reflects conversion of Class B shares to Class A shares after eight years.

                                                                        FUNDS  5

--------------------------------------------------------------------------------
Growth Opportunities Fund
--------------------------------------------------------------------------------
[clip art] Goal and strategy

GOAL: The Fund seeks long-term capital growth.

STRATEGY: The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500 Index and in companies with total market capitalizations similar to those of companies with stocks in the Index ("small- and mid-cap companies"). As of April 30, 2007, the market capitalization of companies that issue stocks included in the Russell 2500 Index, a U.S. stock index, ranged from $1.6 million to $9.6 billion. In addition, as of April 30, 2007, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $1.4 billion, and the median market capitalization was approximately $896 million. Under normal circumstances, the Fund invests at least 80% of its assets in small- and mid-cap companies.

The subadviser uses proprietary research and quantitative models to identify small- and mid-cap company stocks the subadviser believes have improving fundamentals. From that group the subadviser then selects small- and mid-cap company stocks it believes have growth characteristics and which trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.
--------------------------------------------------------------------------------

[clip art] Past performance

The graph shows the total return of the Fund's Class A shares for the calendar year ended December 31, 2006, while the table shows performance of these shares over time (along with a broad-based market index for reference)(1). This information may help to provide an indication of the Fund's risk. Performance before and after taxes does not indicate future results.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)(1)
--------------------------------------------------------------------------------

Most recent quarter: Q1 2007, 3.47%   Best quarter: Q1 2006, 11.34%  Worst quarter: Q2 2006, -6.18%
                                                                 2006    8.84%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average annual total returns (including sales                            Life of
charge) for periods ending 12-31-06(1,2)                  1 year         Class A
--------------------------------------------------------------------------------
Class A before tax (began 9-16-05)                         3.37%           5.01%
--------------------------------------------------------------------------------
Class A after tax on distributions                         3.06%           4.76%
--------------------------------------------------------------------------------
Class A after tax on distributions, with sale              2.24%           4.14%
--------------------------------------------------------------------------------
Russell 2500 Growth Index                                 12.26%          11.71%

1 Performance linked to the predecessor fund, GMO U.S. Growth Fund Class III shares.

2 The table does not show Class B or Class C shares because these share classes commenced operations on June 12, 2006 and, therefore, did not have a full calendar year of operations as of December 31, 2006.

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

Benchmark Index (reflects no fees or taxes)
Russell 2500 Growth Index measures the performance of stocks included in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values and is independently maintained and published by the Frank Russell Company.

6  FUNDS

[clip art] Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Liquidity risk
- Medium and smaller company risk
- Hedging and other strategic transactions risk
- Non-diversification risk
- Management risk

[clip art] SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management; founded in 1977; supervised by the Adviser.

See page 32 for the management
biographies.

FUND CODES


Class A
Ticker                GMSGX
CUSIP                 47803T734
Newspaper             --
JH Fund Number        84
Class B
Ticker                GOSBX
CUSIP                 47803T726
Newspaper             --
JH Fund Number        184
Class C
Ticker                GMPCX
CUSIP                 47803T718
Newspaper             --
JH Fund Number        584

--------------------------------------------------------------------------------
[clip art] Your expenses
--------------------------------------------------------------------------------

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly.

------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                                  Class A        Class B         Class C
------------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases as a % of
purchase price                                                        5.00%          none            none
------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a % of purchase
or sale price, whichever is less                                      none(2)        5.00%           1.00%
------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
Annual operating expenses                                          Class A(6)      Class B         Class C
------------------------------------------------------------------------------------------------------------
Management fee(3)                                                    0.80%           0.80%           0.80%
------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                0.30%           1.00%           1.00%
------------------------------------------------------------------------------------------------------------
Other expenses                                                       4.49%          12.82%           8.63%
------------------------------------------------------------------------------------------------------------
Acquired Fund fees and expenses                                      0.01%           0.01%           0.01%
------------------------------------------------------------------------------------------------------------
Total operating expenses(4)                                          5.60%          14.63%          10.44%
------------------------------------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6-30-08)           4.06%          12.40%           8.21%
------------------------------------------------------------------------------------------------------------
Net operating expenses(5)                                            1.54%           2.23%           2.23%

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.


 Expenses             Year 1      Year 3      Year 5       Year 10
Class A               $  649      $ 1,743     $ 2,824     $   5,471
--------------------------------------------------------------------------------
Class B with
redemption            $  726      $ 3,251     $ 5,376     $  8,335(7)
--------------------------------------------------------------------------------
Class B without
redemption            $  226      $ 2,951     $ 5,176     $  8,335(7)
--------------------------------------------------------------------------------
Class C with
redemption            $  326      $ 2,257     $ 4,073     $   7,815
--------------------------------------------------------------------------------
Class C without
redemption            $  226      $ 2,257     $ 4,073     $   7,815


1   A $4.00 fee will be charged for wire redemptions.

2 Except for investments of $1 million or more; see "How sales charges are calculated."

3 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the Growth Opportunities Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule:
    0.80% for aggregate assets under management up to and including $500 million, 0.78% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.77% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.76% for aggregate assets under management in excess of $2.5 billion.

4 The "Total operating expenses" include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (each, an "Acquired Fund"). The Total operating expenses shown may not correlate to the Fund's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund fees and expenses.

5 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.24% of the Fund's average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.54% for Class A, 2.24% for Class B and 2.24% for Class C. This expense reimbursement shall continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to JHF III.

6 The expense data for Class A shares has been restated from final year amounts to reflect current fees and expenses.

7   Reflects conversion of Class B shares to Class A shares after eight years.

                                                                        FUNDS  7

--------------------------------------------------------------------------------
International Core Fund
--------------------------------------------------------------------------------
[clip art] Goal and strategy

GOAL: The Fund seeks high total return.

STRATEGY: The Fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the U.S. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of non-U.S. issuers.

The subadviser uses proprietary research and quantitative models to evaluate and select individual stocks, countries and currencies based on several factors, including:
- Stocks -- valuation, firm quality and improving fundamentals;
- Countries -- stock market valuation, positive GDP trends, positive market sentiment; and
- Currencies -- export and producer price parity, balance of payments and interest rate differentials.

The factors considered by the subadviser and the models used may change over time. In using these models to construct the Fund's portfolio, the subadviser expects that stock selection will reflect a slight bias for value stocks it believes are of high quality. The subadviser seeks to manage the Fund's exposure to market capitalization categories (e.g., small cap, medium cap and large cap) relative to the Fund's benchmark, the MSCI EAFE Index. As of April 30, 2007, the market capitalization of companies that issue stocks included in the MSCI EAFE Index ranged from $298.4 million to $225.9 billion.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments);
(iii) manage risk by implementing shifts in investment exposure; or (iv) adjust its foreign currency exposure. The Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

[clip art] Past performance

The graph shows the total return of the Fund's Class
A shares for the calendar year ended December 31, 2006, while the table shows performance of these shares over time (along with a broad-based market index for reference)(1). This information may help to provide an indication of the Fund's risk. Performance before and after taxes does not indicate future results.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)(1)
--------------------------------------------------------------------------------

Most recent quarter: Q1 2007, 4.68%  Best quarter: Q1 2006, 10.37%  Worst quarter: Q2 2006, 0.45%

                                                           2006            25.33%

Average annual total returns (including sales                            Life of
charge) for periods ending 12-31-06(1,2)                 1 year          Class A
Class A before tax (began 9-16-05)                        19.07%           18.88%
--------------------------------------------------------------------------------
Class A after tax on distributions                        18.70%           18.59%
--------------------------------------------------------------------------------
Class A after tax on distributions, with sale             12.39%           15.94%
--------------------------------------------------------------------------------
MSCI EAFE Index                                           26.34%           24.92%

1 Performance linked to the predecessor fund, GMO International Core Equity
  Fund Class III shares.

2 The table does not show Class B or Class C shares because these share classes commenced operations on June 12, 2006 and, therefore, did not have a full calendar year of operations as of December 31, 2006.

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

Benchmark Index (reflects no fees or taxes)
MSCI EAFE Index (Europe, Australasia,
and Far East), a large-capitalization international stock index, which is independently maintained and published by Morgan Stanley
Capital International.

8  FUNDS

[clip art] Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Medium and smaller company risk
- Hedging and other strategic transactions risk
- Foreign securities risk (including currency risk)
- Management risk

SUBADVISER

[clip art]
Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment
management; founded in 1977;
supervised by the Adviser.

See page 32 for the management biographies.

FUND CODES

Class A
Ticker                GIDEX
CUSIP                 47803T486
Newspaper             --
JH Fund Number        66
Class B
Ticker                GOCBX
CUSIP                 47803T478
Newspaper             --
JH Fund Number        166
Class C
Ticker                GOCCX
CUSIP                 47803T460
Newspaper             --
JH Fund Number        566


[clip art] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly.



------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                                Class A         Class B         Class C
------------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases as a % of
purchase price                                                      5.00%            none            none
------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a % of purchase
or sale price, whichever is less                                    none(2)          5.00%           1.00%
------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
Annual operating expenses                                         Class A(5)      Class B         Class C
------------------------------------------------------------------------------------------------------------
Management fee(3)                                                    0.89%           0.89%           0.89%
------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                0.30%           1.00%           1.00%
------------------------------------------------------------------------------------------------------------
Other expenses                                                       1.04%           4.94%           1.83%
------------------------------------------------------------------------------------------------------------
Total operating expenses                                             2.23%           6.83%           3.72%
------------------------------------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6-30-08)           0.62%           4.44%           1.33%
------------------------------------------------------------------------------------------------------------
Net operating expenses(4)                                            1.61%           2.39%           2.39%

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses             Year 1      Year 3      Year 5      Year 10
--------------------------------------------------------------------------------
Class A               $  656      $ 1,106     $ 1,581     $   2,890
--------------------------------------------------------------------------------
Class B with
redemption            $  742      $ 1,918     $ 3,144     $  5,257(6)
--------------------------------------------------------------------------------
Class B without
redemption            $  242      $ 1,618     $ 2,944     $  5,257(6)
--------------------------------------------------------------------------------
Class C with
redemption            $  342      $ 1,015     $ 1,808     $   3,882
--------------------------------------------------------------------------------
Class C without
redemption            $  242      $ 1,015     $ 1,808     $   3,882


1   A $4.00 fee will be charged for wire redemptions.

2 Except for investments of $1 million or more; see "How sales charges are calculated."

3 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the International Core Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule:
    0.92% for aggregate assets under management up to and including $100 million, 0.895% for aggregate assets under management in excess of $100 million and up to and including $1 billion and a final rate of 0.88% for aggregate assets under management in excess of $1 billion.

4 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.20% of the Fund's average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.70% for Class A, 2.40% for Class B and 2.40% for Class C. This expense reimbursement shall continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to JHF III.

5 The expense data for Class A shares has been restated from fiscal year amounts to reflect current fees and expenses.

6   Reflects conversion of Class B shares to Class A shares after eight years.

                                                                        FUNDS  9

--------------------------------------------------------------------------------
International Growth Fund
--------------------------------------------------------------------------------
[clip art] Goal and strategy

GOAL: The Fund seeks high total return.

STRATEGY: The Fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the U.S. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of non-U.S. issuers.

The subadviser, using proprietary research and quantitative models, seeks to add value by capitalizing on inefficiencies it perceives in the pricing of growth stocks. The subadviser uses quantitative models and fundamental investment principles to select growth stocks the subadviser believes have improving fundamentals and prices that reflect the relevant market's discount to their fundamental value. The subadviser maintains diversification across countries, and tilts the Fund's portfolio in favor of countries that the subadviser believes have the highest growth prospects or that the subadviser believes are most undervalued. The subadviser also considers factors that may influence the growth potential of a particular country, such as currency valuation. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use exchange-traded and over-the-counter derivatives and related instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; or (iv) adjust its foreign currency exposure. The Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

--------------------------------------------------------------------------------
[clip art] Past performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, no past performance is presented here.

10 FUNDS

[clip art] Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Liquidity risk
- Medium and smaller company risk
- Hedging and other strategic transactions risk
- Foreign securities risk (including currency risk)
- Management risk

SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management; founded in 1977; supervised by the Adviser.

See page 32 for the management biographies.

FUND CODES

Class A
Ticker                GOIGX
CUSIP                 47803T619
Newspaper             --
JH Fund Number        87
Class B
Ticker                GONBX
CUSIP                 47803T593
Newspaper             --
JH Fund Number        187
Class C
Ticker                GONCX
CUSIP                 47803T585
Newspaper             --
JH Fund Number        587

--------------------------------------------------------------------------------
[clip art] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly.

---------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                                   Class A         Class B         Class C
---------------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases as a % of
purchase price                                                        5.00%            none            none
---------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a % of purchase
or sale price, whichever is less                                      none(2)          5.00%           1.00%


------------------------------------------------------------------------------------------------------------
Annual operating expenses                                            Class A         Class B         Class C
------------------------------------------------------------------------------------------------------------
Management fee(3)                                                     0.92%           0.92%           0.92%
---------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                 0.30%           1.00%           1.00%
---------------------------------------------------------------------------------------------------------------
Other expenses                                                        1.06%           9.02%           4.79%
---------------------------------------------------------------------------------------------------------------
Total operating expenses                                              2.28%          10.94%           6.71%
---------------------------------------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6-30-08)            0.62%           8.55%           4.32%
---------------------------------------------------------------------------------------------------------------
Net operating expenses(4)                                             1.66%           2.39%           2.39%

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses             Year 1      Year 3      Year 5       Year 10
--------------------------------------------------------------------------------
Class A               $  660      $ 1,120     $ 1,606     $   2,939
--------------------------------------------------------------------------------
Class B with
redemption            $  742      $ 2,656     $ 4,426     $  6,948(5)
--------------------------------------------------------------------------------
Class B without
redemption            $  242      $ 2,356     $ 4,226     $  6,948(5)
--------------------------------------------------------------------------------
Class C with
redemption            $  342      $ 1,596     $ 2,903     $   5,982
--------------------------------------------------------------------------------
Class C without
redemption            $  242      $ 1,596     $ 2,903     $   5,982


1   A $4.00 fee will be charged for wire redemptions.

2 Except for investments of $1 million or more; see "How sales charges are calculated."

3 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the International Growth Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule:
    0.92% for aggregate assets under management up to and including $100 million, 0.895% for aggregate assets under management in excess of $100 million and up to and including $1 billion and a final rate of 0.88% for aggregate assets under management in excess of $1 billion.

4 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.20% of the Fund's average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.70% for Class A, 2.40% for Class B and 2.40% for Class C. This expense reimbursement shall continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to JHF III.

5   Reflects conversion of Class B shares to Class A shares after eight years.

                                                                       FUNDS  11

--------------------------------------------------------------------------------
Intrinsic Value Fund
--------------------------------------------------------------------------------
[clip art] Goal and strategy

GOAL: The Fund seeks to achieve long-term capital growth.

STRATEGY: The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000 Index, and in companies with size and value characteristics similar to those of companies with stocks in the Index. As of April 30, 2007, the market capitalization of companies that issue stocks included in the Russell 1000 Index, a U.S. stock index, ranged from $1.3 billion to $447.2 billion.

The subadviser uses proprietary research and quantitative models to seek out stocks it believes are undervalued and have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights and market capitalization. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

--------------------------------------------------------------------------------
[clip art] Past performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, no past performance is presented here.

12 FUNDS

[clip art] Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Medium and smaller company risk
- Hedging and other strategic transactions risk
- Non-diversification risk
- Management risk

SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment
management; founded in 1977;
supervised by the Adviser.

See page 32 for the management
biographies.


FUND CODES

Class A
Ticker                GOVGX
CUSIP                 47803T791
Newspaper             --
JH Fund Number        51
Class B
Ticker                GOVBX
CUSIP                 47803T783
Newspaper             --
JH Fund Number        151
Class C
Ticker                GOUCX
CUSIP                 47803T775
Newspaper             --
JH Fund Number        551

--------------------------------------------------------------------------------
[clip art]Your expenses
--------------------------------------------------------------------------------

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly.

-------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                                  Class A         Class B         Class C
-------------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases as a % of
purchase price                                                       5.00%            none            none
-------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a % of purchase
or sale price, whichever is less                                     none(2)          5.00%           1.00%


-------------------------------------------------------------------------------------------------------------
Annual operating expenses                                          Class A         Class B         Class C
-------------------------------------------------------------------------------------------------------------
Management fee(3)                                                   0.78%           0.78%           0.78%
-------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                               0.30%           1.00%           1.00%
-------------------------------------------------------------------------------------------------------------
Other expenses                                                      0.86%           7.22%           8.30%
-------------------------------------------------------------------------------------------------------------
Total operating expenses                                            1.94%           9.00%          10.08%
-------------------------------------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6-30-08)          0.60%           6.96%           8.04%
-------------------------------------------------------------------------------------------------------------
Net operating expenses(4)                                           1.34%           2.04%           2.04%

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses              Year 1      Year 3      Year 5       Year 10
--------------------------------------------------------------------------------
Class A               $  630      $ 1,024     $ 1,442     $   2,605
--------------------------------------------------------------------------------
Class B with
redemption            $  707      $ 2,287     $ 3,827     $  6,159(5)
--------------------------------------------------------------------------------
Class B without
redemption            $  207      $ 1,987     $ 3,627     $  6,159(5)
--------------------------------------------------------------------------------
Class C with
redemption            $  307      $ 2,179     $ 3,955     $   7,664
--------------------------------------------------------------------------------
Class C without
redemption            $  207      $ 2,179     $ 3,955     $   7,664


1   A $4.00 fee will be charged for wire redemptions.

2 Except for investments of $1 million or more; see "How sales charges are calculated."

3 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the Intrinsic Value Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule:
    0.78% for aggregate assets under management up to and including $500 million, 0.76% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.75% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.74% for aggregate assets under management in excess of $2.5 billion.

4 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.08% of the Fund's average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.35% for Class A, 2.05% for Class B and 2.05% for Class C. This expense reimbursement shall continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to JHF III.

5   Reflects conversion of Class B shares to Class A shares after eight years.

                                                                       FUNDS  13

--------------------------------------------------------------------------------
U.S. Core Fund
--------------------------------------------------------------------------------
[clip art] Goal and strategy

GOAL: The Fund seeks high total return.

STRATEGY: To gain broad exposure to the U.S. equity market, the Fund typically makes equity investments in U.S. companies with capitalizations similar to the capitalizations of companies that issue stocks included in the S&P 500 Index. As of April 30, 2007, the market capitalization of companies that issue stocks included in the S&P 500 Index ranged from $1.6 billion to $447.2 billion. Under normal circumstances, the Fund invests at least 80% of its assets in investments tied economically to the U.S.

The subadviser uses proprietary research and quantitative models to seek out stocks it believes are undervalued as well as stocks the subadviser believes have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights and market capitalization. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

--------------------------------------------------------------------------------
[clip art] Past performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, no past performance is presented here.

14 FUNDS

[clip art] Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Medium and smaller company risk
- Hedging and other strategic transactions risk
- Management risk

SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment
management; founded in 1977;
supervised by the Adviser.

See page 32 for the management
biographies.

FUND CODES

Class A
Ticker                GOCGX
CUSIP                 47803T205
Newspaper             --
JH Fund Number        65
Class B
Ticker                GOTBX
CUSIP                 47803T304
Newspaper             --
JH Fund Number        165
Class C
Ticker                GOTCX
CUSIP                 47803T403
Newspaper             --
JH Fund Number        565

--------------------------------------------------------------------------------
[clip art] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                                Class A         Class B         Class C
--------------------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases as a % of
purchase price                                                      5.00%          none            none
-------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a % of purchase
or sale price, whichever is less                                    none(2)        5.00%           1.00%


-------------------------------------------------------------------------------------------------------------
Annual operating expenses                                            Class A         Class B         Class C
-------------------------------------------------------------------------------------------------------------
Management fee(3)                                                     0.76%           0.76%           0.76%
-------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                 0.30%           1.00%           1.00%
-------------------------------------------------------------------------------------------------------------
Other expenses                                                        0.87%          11.82%           2.06%
-------------------------------------------------------------------------------------------------------------
Total operating expenses                                              1.93%          13.58%           3.82%
-------------------------------------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6-30-08)            0.59%          11.54%           1.78%
-------------------------------------------------------------------------------------------------------------
Net operating expenses(4)                                             1.34%           2.04%           2.04%

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses              Year 1      Year 3      Year 5       Year 10
--------------------------------------------------------------------------------
Class A               $  630      $ 1,022     $ 1,438     $   2,596
--------------------------------------------------------------------------------
Class B with
redemption            $  707      $ 3,069     $ 5,110     $  7,699(5)
--------------------------------------------------------------------------------
Class B without
redemption            $  207      $ 2,769     $ 4,910     $  7,699(5)
--------------------------------------------------------------------------------
Class C with
redemption            $  307      $ 1,003     $ 1,818     $   3,940
--------------------------------------------------------------------------------
Class C without
redemption            $  207      $ 1,003     $ 1,818     $   3,940


1   A $4.00 fee will be charged for wire redemptions.

2 Except for investments of $1 million or more; see "How sales charges are calculated."

3 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the U.S. Core Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule: 0.78% for aggregate assets under management up to and including $500 million, 0.76% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.75% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.74% for aggregate assets under management in excess of $2.5 billion.

4 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.10% of the Fund's average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.35% for Class A, 2.05% for Class B and 2.05% for Class C. This expense reimbursement shall continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to JHF III.

5   Reflects conversion of Class B shares to Class A shares after eight years.

                                                                       FUNDS  15

--------------------------------------------------------------------------------
Value Opportunities Fund
--------------------------------------------------------------------------------
[clip art] Goal and strategy

GOAL: The Fund seeks long-term capital growth.

STRATEGY: The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500 Index, and in companies with total market capitalizations similar to those of companies with stocks in the Index ("small- and mid-cap companies"). As of April 30, 2007, the market capitalization of companies that issue stocks included in the Russell 2500 Index ranged from $1.6 million to $9.6 billion. In addition, as of April 30, 2007, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $1.4 billion, and the median market capitalization was approximately $896 million. Under normal circumstances, the Fund invests at least 80% of its assets in small- and mid-cap companies.

The subadviser uses proprietary research and quantitative models to identify small- and mid-cap company stocks it believes have improving fundamentals and which trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

--------------------------------------------------------------------------------
[clip art]Past performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, no past performance is presented here.

16 FUNDS

[clip art] Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Liquidity risk
- Medium and smaller company risk
- Hedging and other strategic transactions risk
- Management risk

SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment
management; founded in 1977;
supervised by the Adviser.

See page 32 for the management
biographies.

FUND CODES

Class A
Ticker                GOUGX
CUSIP                 47803T544
Newspaper             --
JH Fund Number        63
Class B
Ticker                GOUBX
CUSIP                 47803T536
Newspaper             --
JH Fund Number        163
Class C
Ticker                GOACX
CUSIP                 47803T528
Newspaper             --
JH Fund Number        563

--------------------------------------------------------------------------------
[clip art]Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly.

-------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                               Class A         Class B         Class C
-------------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases as a % of
purchase price                                                      5.00%           none            none
-------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a % of purchase
or sale price, whichever is less                                    none(2)         5.00%           1.00%


-------------------------------------------------------------------------------------------------------------
Annual operating expenses                                           Class A         Class B         Class C
-------------------------------------------------------------------------------------------------------------
Management fee(3)                                                     0.80%           0.80%           0.80%
-------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                 0.30%           1.00%           1.00%
-------------------------------------------------------------------------------------------------------------
Other expenses                                                        1.03%           9.51%           3.29%
-------------------------------------------------------------------------------------------------------------
Acquired Fund fees and expenses                                       0.03%           0.03%           0.03%
-------------------------------------------------------------------------------------------------------------
Total operating expenses(4)                                           2.16%          11.34%           5.12%
-------------------------------------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6-30-08)            0.75%           9.23%           3.01%
-------------------------------------------------------------------------------------------------------------
Net operating expenses(5)                                             1.41%           2.11%           2.11%

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses              Year 1      Year 3      Year 5       Year 10
--------------------------------------------------------------------------------
Class A               $  636      $ 1,074     $ 1,536     $   2,812
--------------------------------------------------------------------------------
Class B with
redemption            $  714      $ 2,702     $ 4,521     $  7,057(6)
--------------------------------------------------------------------------------
Class B without
redemption            $  214      $ 2,402     $ 4,321     $  7,057(6)
--------------------------------------------------------------------------------
Class C with
redemption            $  314      $ 1,266     $ 2,316     $   4,930
--------------------------------------------------------------------------------
Class C without
redemption            $  214      $ 1,266     $ 2,316     $   4,930


1   A $4.00 fee will be charged for wire redemptions.

2 Except for investments of $1 million or more; see "How sales charges are calculated."

3 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the Value Opportunities Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule:
    0.80% for aggregate assets under management up to and including $500 million, 0.78% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.77% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.76% for aggregate assets under management in excess of $2.5 billion.

4 The "Total operating expenses" include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (each, an "Acquired Fund"). The Total operating expenses shown may not correlate to the Fund's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund fees and expenses.

5 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.09% of the Fund's average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.39% for Class A, 2.09% for Class B and 2.09% for Class C. This expense reimbursement shall continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to JHF III.
6   Reflects conversion of Class B shares to Class A shares after eight years.

                                                                       FUNDS  17

--------------------------------------------------------------------------------
Principal risks
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Description of principal risks

The following chart identifies the principal risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to the Fund at various times.


                                                                    Hedging
                                                      Medium        and Other
                           Equity                     and Smaller   Strategic       Foreign        Non-
                           Securities   Liquidity     Company       Transactions    Securities     Diversification    Management
 Fund                      Risk         Risk          Risk          Risk            Risk           Risk               Risk
----------------------------------------------------------------------------------------------------------------------------
 Growth                        -                          -              -                             -               -
----------------------------------------------------------------------------------------------------------------------------
 Growth Opportunities          -            -             -              -                             -               -
----------------------------------------------------------------------------------------------------------------------------
 International Core            -                          -              -             -                               -
----------------------------------------------------------------------------------------------------------------------------
 International Growth          -            -             -              -             -                               -
----------------------------------------------------------------------------------------------------------------------------
 Intrinsic Value               -                          -              -                             -               -
----------------------------------------------------------------------------------------------------------------------------
 U.S. Core                     -                          -              -                                             -
----------------------------------------------------------------------------------------------------------------------------
 Value Opportunities           -            -             -              -                                             -

Factors that may affect a particular
Fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these principal risks and certain related risks, but is not intended to include every potential risk. All Funds could be subject to additional risks because the types of investments made by each Fund may change over time. The SAI includes more information about the Funds and their investments.

Equity securities risk
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition, and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase of production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or generally adverse investor sentiment. Even a Fund that invest in high-quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Each Fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects each Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Value securities Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price below what the subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. Each Fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that a subadviser anticipates.

Growth securities Certain equity securities (generally referred to as "growth securities") are purchased primarily because the subadviser believes that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to market fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. When a Fund invests primarily in growth securities, it is subject to these risks.

18 PRINCIPAL RISKS

Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a Fund's investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in a foreign security. Some of the foreign risks are also applicable to certain Funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a Fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a Fund's investments. Currency risk includes both the risk that currencies in which a Fund's investments are traded, or currencies in which a Fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain Funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the Fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, a Fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain Funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in the Fund's currency exposure being substantially different than that suggested by its securities investments. All Funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase the Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.


Hedging and other strategic transactions risk
The Funds may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Each Fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Each Fund also may use derivatives as a way to adjust efficiently the exposure of the Fund to various securities, markets and currencies without the Fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of Fund assets and making new investments over time. For a description of the various derivative instruments a Fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a Fund to the risk that the counterparty to an over-the-counter ("OTC") derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty would meet its contractual obligations or that, in the event of default, the Fund would succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. Each Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent that a Fund contracts with a limited number of counterparties, the Fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indexes they are designed to hedge or closely track. Suitable derivative transactions may not

                                                              PRINCIPAL RISKS 19
be available in all circumstances. In addition, the subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of a Fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a Fund's portfolio securities. If the transaction is not successful it could result in a loss to the Fund. These transactions may also increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a Fund's initial investment in such contracts. In addition, these transactions could result in a loss to a Fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent a portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

Credit and counterparty risk This is the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

A Fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. A Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Liquidity risk
Liquidity risk exists when particular securities are difficult to sell due to a limited market or to legal restrictions, such that a Fund may be prevented from selling particular securities at an advantageous price. Certain Funds may be subject to liquidity risk. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. These securities are more likely to be fair valued. Liquidity risk may also exist when a Fund has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements or closing out a short sale).

Management risk
Each Fund is subject to management risk because it relies on the subadviser's ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that these will produce the desired results. The subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. A Fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a Fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a Fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to Funds that invest in the securities of companies with smaller market capitalizations that primarily make investments in companies with smaller- or medium-sized market capitalizations.

Non-diversification risk
Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain Funds are not "diversified" within the meaning of the Investment Company Act of 1940, as amended ("1940 Act"). This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with the Fund's investment strategies or techniques for these Funds may be more pronounced than for Funds that are "diversified."

20 PRINCIPAL RISKS

--------------------------------------------------------------------------------
Your account
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Choosing a share class
Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares.
Your financial representative can help you decide which share class is best for you.
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------

- A front-end sales charge, as described under "How sales charges are calculated"
- Distribution and service (12b-1) fees of 0.30%
--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------
- No front-end sales charge; all your money goes to work for you right away
- Distribution and service (12b-1) fees of 1.00%
- A contingent deferred sales charge ("CDSC"), as described under "How sales charges are calculated"
- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses
--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
- No front-end sales charge; all your money goes to work for you right away
- Distribution and service (12b-1) fees of 1.00%
- A 1.00% CDSC on shares sold within one year of purchase
- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment

The maximum amount you may invest in Class B shares with any single purchase request is $99,999 and the maximum amount you may invest in Class C shares with any single purchase is $999,999. John Hancock Signature Services, Inc. ("Signature Services"), the transfer agent, may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see "Sales charge reductions and waivers").

Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.

12b-1 fees
Rule 12b-1 fees will be paid to the Funds' distributor, John Hancock Funds, LLC (the "Distributor"), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of the shares of the class and for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers.

Because 12b-1 fees are paid out of a Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than other types of sales charges.

Other share classes of the Funds, which have their own expense structures, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in Fund shares.

Additional payments to financial intermediaries
Shares of the Funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the Funds in two principal ways:

- directly, by the payment of sales commissions, if any; or
- indirectly, as a result of the Fund paying Rule 12b-1 fees.

Certain firms may request, and the Distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the Distributor's own resources.

These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the Funds' shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the Funds and that are willing to cooperate with the Distributor's promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing each Fund's net assets, which, as well as benefiting each Fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain Funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor's marketing efforts by allowing the Adviser to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the Funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Funds.

The SAI discusses the Distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask the firm about any payments it receives from the Distributor or the Funds, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provision of services to the Funds, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the Funds. If an intermediary provides these services, the Adviser or the Funds may compensate the intermediary for these services.

In addition, an intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the Funds.

                                                                 YOUR ACCOUNT 21

--------------------------------------------------------------------------------
How sales charges are calculated
Class A Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------

                         As a % of           As a % of your
Your investment          offering price*     investment
 Up to $49,999           5.00%               5.26%
--------------------------------------------------------------------------------
 $50,000 - $99,999       4.50%               4.71%
--------------------------------------------------------------------------------
 $100,000 - $249,999     3.50%               3.63%
--------------------------------------------------------------------------------
 $250,000 - $499,999     2.50%               2.56%
--------------------------------------------------------------------------------
 $500,000 - $999,999     2.00%               2.04%
--------------------------------------------------------------------------------
 $1,000,000 and over     See below

*Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or Class R1 shares of any Funds of the John Hancock funds complex. To receive the reduced sales charge, you must tell your broker or financial adviser at the time you purchase a Fund's Class A shares about any other John Hancock mutual Funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the Funds' Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled "Initial Sales Charge on Class A Shares" in the SAI. You may request an SAI from your broker or financial adviser, access the Funds' Web site at www.jhfunds.com, or call Signature Services at 1-800-225-5291.

Investments of $1 million or more
Class A shares are available with no front-end sales charge. There is a CDSC on any Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
Class A deferred sales charges on investments of $1 million or more
--------------------------------------------------------------------------------

                               CDSC on shares
Your investment                being sold
First $1M - $4,999,999         1.00%
------------------------------------
Next $1 - $5M above that       0.50%
------------------------------------
Next $1M or more above that    0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C Shares are offered at their net asset value ("NAV") per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:
--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------

                       CDSC on shares
Years after purchase   being sold
1st year               5.00%
----------------------------
2nd year               4.00%
----------------------------
3rd or 4th year        3.00%
----------------------------
5th year               2.00%
----------------------------
6th year               1.00%
----------------------------
After 6th year        none

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------

                       CDSC on shares
Years after purchase   being sold
1st year               1.00%
----------------------------
After 1st year        none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
Sales charge reductions and waivers

Reducing your Class A sales charges
There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedules. The first three ways can be combined in any manner.

- Accumulation Privilege -- lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market Funds will not qualify unless you have paid a sales charge on those shares.
- Letter of Intention -- lets you purchase Class A shares of the Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in the Fund's Class A shares during the next 13 months. The calculation of this amount would include accumulations and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market Funds will be excluded unless you have paid a sales charge on those shares. When you sign this letter, the Funds agree to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual

22 YOUR ACCOUNT
  purchase level. Also available for individual retirement account investors is a 48-month Letter of Intention, described in the SAI.
- Combination Privilege -- lets you combine classes of shares of all John Hancock funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group Investment Program
A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section "Opening an account") and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).


CDSC waivers
As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make payments through certain systematic withdrawal plans
- certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutions(SM) program
- redemptions pursuant to the Fund's right to liquidate an account less than $1,000
- redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock
- to make certain distributions from a retirement plan
- because of shareholder death or disability

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).


Reinstatement privilege
If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.


Waivers for certain investors
Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

- selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)
- financial representatives utilizing Fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with the Distributor
- JHF III Trustees and other individuals who are affiliated with the Funds or other John Hancock funds (and their Immediate Family, as defined in the SAI)
- individuals transferring assets held in a SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to an IRA
- individuals converting assets held in an IRA, SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to a ROTH IRA
- individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SAR-SEP or Simple IRA invested in John Hancock funds back to the original account type from which it was converted
- participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)
- participants in certain 529 plans that have a signed agreement with the Distributor (one-year CDSC may apply)
- certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutions(SM) program

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).


Other waivers
Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

- exchanges from one John Hancock fund to the same class of any other John Hancock fund (see "Transaction Policies" for additional details)
- dividend reinvestments (see "Dividends and account policies" for additional details)

--------------------------------------------------------------------------------
Opening an account
1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the Class A, B and C shares of the Funds are as follows:
  - non-retirement account: $1,000
  - retirement account: $500
  - group investments: $250 per account
  - Monthly Automatic Accumulation Plan ("MAAP") $25 to open; you must invest at least $25 a month
  - there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment
  - there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the Distributor

3 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the instructions under "Buying shares."
  You and your financial representative can initiate any purchase, exchange or sale of shares.

                                                                 YOUR ACCOUNT 23

Important information about opening a new account
To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT
Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

24 YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares

Opening an account                                      Adding to an account
----------------------------------------------------------------------------------------------------------------------------
By check
----------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]
-    Make out a check for the investment amount,   -    Make out a check for the investment amount,
     payable to "John Hancock Signature Services,       payable to "John Hancock Signature Services,
     Inc."                                              Inc.

-    Deliver the check and your completed          -    If your account statement has the detachable
     application to your financial representative,      investment slip, please complete it in its
     or mail them to Signature Services (address        entirety. If no slip is available include a
     below).                                            note specifying the Fund name(s), your share
                                                        class, your account number and the name(s) in
                                                        which the account is registered.

                                                   -    Deliver the check and your investment slip or
                                                        note to your financial representative, or
                                                        mail them to Signature Services (address
                                                        below).

----------------------------------------------------------------------------------------------------------------------------
By exchange
----------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]
-    Call your financial representative or         -    Log on to www.jhfunds.com to process
     Signature Services to request an exchange.         exchanges between Funds.

                                                   -    Call EASI-Line for automated service 24 hours
                                                        a day at 1-800-338-8080.

                                                   -    Call your financial representative or
                                                        Signature Services to request an exchange.

----------------------------------------------------------------------------------------------------------------------------
By wire
----------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]
-    Deliver your completed application to your    -    Obtain wiring instructions by calling
     financial representative, or mail it to            Signature Services at 1-800-225-5291.
     Signature Services.
                                                   -    Instruct your bank to wire the amount of your
-    Obtain your account number by calling your         investment.
     financial representative or Signature
     Services at 1-800-225-5291.                   Specify the Fund's name, your choice of share
                                                   class, your account number and the name(s) in
-    Obtain wiring instructions by calling         which the account is registered. Your bank may
     Signature Services at 1-800-225-5291.         charge a fee to wire funds.

Specify the Fund's name, your choice of share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

----------------------------------------------------------------------------------------------------------------------------
By Internet
----------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]
See "By exchange" and "By wire."                   -    Verify that your bank or credit union is a
                                                        member of the Automated Clearing House
                                                        ("ACH") system.

                                                   -    Complete the "Bank Information" section on
                                                        your account application.

                                                   -    Log on to www.jhfunds.com to initiate
                                                        purchases using your authorized bank account.

----------------------------------------------------------------------------------------------------------------------------
By phone
----------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]
See "By exchange" and "By wire."                   -    Verify that your bank or credit union is a
                                                        member of the ACH system.

                                                   -    Complete the "Bank Information" section on
                                                        your account application.

                                                   -    Call EASI-Line for automated service 24 hours
                                                        a day at 1-800-338-8080.

                                                   -    Call your financial representative or call
                                                        Signature Services between 8:00 A.M. and 7:00
                                                        P.M., Eastern Time on most business days.

                                                   To open or add to an account using the MAAP, see
                                                  "Additional investor services."

Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.

                                                                 YOUR ACCOUNT 25

--------------------------------------------------------------------------------
Selling shares

                                                                   To sell some or all of your shares
------------------------------------------------------------------------------------------------------------------------
By letter
------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]    -    Accounts of any type.                            -    Write a letter of  instruction  or complete a
                                                                        stock power  indicating  the Fund name,  your
             -    Sales of any amount.                                  share class, your account number, the name(s)
                                                                        in which the  account is  registered  and the
                                                                        dollar  value or number of shares you wish to
                                                                        sell.

                                                                   -    Include  all  signatures  and any  additional
                                                                        documents  that  may be  required  (see  next
                                                                        page).

                                                                   -    Mail the materials to Signature Services.

                                                                   -    A check  will be  mailed to the  name(s)  and
                                                                        address in which the  account is  registered,
                                                                        or  otherwise  according  to your  letter  of
                                                                        instruction.
------------------------------------------------------------------------------------------------------------------------
By Internet
------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]    -    Most accounts.                                   -    Log  on  to   www.jhfunds.com   to   initiate
                                                                        redemptions from your Funds.
             -    Sales of up to $100,000.
------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]    -    Most accounts.                                   -    Call EASI-Line for automated service 24 hours
                                                                        a day at 1-800-338-8080.
             -    Sales of up to $100,000.
                                                                   -    Call your  financial  representative  or call
                                                                        Signature Services between 8:00 A.M. and
                                                                        7:00 P.M., Eastern Time on most business days.
------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer ("EFT")
------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]    -    Requests by letter to sell any amount.           -    To  verify  that the  Internet  or  telephone
                                                                        redemption   privilege  is  in  place  on  an
             -    Requests  by  Internet or phone to sell up to         account,  or to request the form to add it to
                  $100,000.                                             an existing account, call Signature Services.

                                                                   -    Funds  requested  by wire will  generally  be
                                                                        wired the next business day. A $4.00 fee will
                                                                        be deducted from your account.  Your bank may
                                                                        also charge you a fee for this service.

                                                                   -    Funds   requested   by  EFT   are   generally
                                                                        available by the second  business  day.  Your
                                                                        bank may charge you a fee for this service.
------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]    -    Accounts of any type.                            -    Obtain a current prospectus for the Fund into
                                                                        which you are  exchanging  by  Internet or by
             -    Sales of any amount.                                  calling  your  financial   representative  or
                                                                        Signature Services.

                                                                   -    Log   on  to   www.jhfunds.com   to   process
                                                                        exchanges between your Funds.

                                                                   -    Call EASI-Line for automated service 24 hours
                                                                        a day at 1-800-338-8080.

                                                                   -    Call   your   financial   representative   or
                                                                        Signature Services to request an exchange.

To sell shares through a systematic withdrawal plan, see "Additional investor services."

26 YOUR ACCOUNT

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

-    your address of record has changed within the past 30 days;
- you are selling more than $100,000 worth of shares -- this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock; or
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

---------------------------------------------------------------------------------------------------------
Seller                                               Requirements for written requests
---------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts    -    Letter of instruction.
(custodial accounts for minors).
                                                     -    On the letter, the signatures of all persons
                                                          authorized to sign for the account, exactly
                                                          as the account is registered.

                                                     -    Medallion signature guarantee, if applicable
                                                          (see above).
---------------------------------------------------------------------------------------------------------
Owners of corporate, sole proprietorship, general    -    Letter of instruction.
partner or association accounts.
                                                     -    Corporate business/organization resolution,
                                                          certified within the past 12 months, or a
                                                          John Hancock funds business/organization
                                                          certification form.

                                                     -    On the letter and the resolution, the
                                                          signature of the person(s) authorized to sign
                                                          for the account.

                                                     -    Medallion signature guarantee, if applicable
                                                          (see above).
---------------------------------------------------------------------------------------------------------
Owners or trustees of trust accounts.                -    Letter of instruction.

                                                     -    On the letter, the signature(s) of the
                                                          trustee(s).

                                                     -    Copy of the trust document certified within
                                                          the past 12 months or a John Hancock funds
                                                          trust certification form.

                                                     -    Medallion signature guarantee, if applicable
                                                          (see above).
---------------------------------------------------------------------------------------------------------
Joint tenancy shareholders with rights of            -    Letter of instruction signed by surviving
survivorship with a deceased co-tenant(s).                tenant.

                                                     -    Copy of death certificate.

                                                     -    Medallion signature guarantee, if applicable
                                                          (see above).

                                                     -    Inheritance tax waiver (if applicable).
---------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                    -    Letter of instruction signed by executor.

                                                     -    Copy of order appointing executor, certified
                                                          within the past 12 months.

                                                     -    Medallion signature guarantee, if applicable
                                                          (see above).

                                                     -    Inheritance tax waiver (if applicable).
---------------------------------------------------------------------------------------------------------
Administrators, conservators, guardians and other    -    Call 1-800-225-5291 for instructions.
sellers or account types not listed above.

                                                                 YOUR ACCOUNT 27

--------------------------------------------------------------------------------
Transaction policies

Valuation of shares
The NAV per share for each Fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 P.M., Eastern Time). Each Fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser or subadviser to be unreliable, the Fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by JHF III's Board of Trustees. All methods of determining the value of a security used by a Fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a Fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser or subadviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a Fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time a Fund determines its NAV. In those circumstances when a Fund believes the price of the security may be affected, the Fund uses the fair value of the security. In certain circumstances the Fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a Fund may trade on U.S. holidays and weekends, even though the Fund's shares will not be priced on those days. This may change the Fund's NAV on days when you cannot buy or sell Fund shares. For market prices and quotations, as well as for some fair value methods, the Fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. Each Fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. Each Fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices
When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests
The Fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday (except for certain holidays, as detailed in the SAI). Purchase and redemption requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the Fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions
For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges
You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into the Fund with a lower rate. The Funds may change or cancel their exchange policies at any time, upon 60 days' written notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading
Each Fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a Fund can disrupt portfolio investment strategies and may increase Fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders
Purchases and exchanges should be made primarily for investment purposes. JHF III reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, a Fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if a Fund or its agents determines that accepting the order could interfere with the efficient management of the Fund's portfolio or otherwise not be in a Fund's best interest in light of unusual trading activity related to your account. In the event that a Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. Each Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase side of the exchange will receive the Fund's NAV at the conclusion of the delay period. A Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies
The Funds' Board of Trustees has adopted the following policies and procedures by which each Fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

28 YOUR ACCOUNT

Limitation on exchange activity
Each Fund, through its agents, undertakes to use its best efforts to exercise its right to restrict, reject or cancel, purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into the Fund account in an amount of $5,000 or more, exchanges $1,000 or more out of the Fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of a Fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Funds believe that they are advantageous to shareholders and do not implicate market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to a Fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices." Depending upon the composition of a Fund's shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of each Fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, each Fund considers information available to it at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices
Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of a Fund to prevent excessive trading of its shares, there is no guarantee that the Fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of a Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because a Fund will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage the Fund. For example, the ability of a Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the Fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of each Fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) of a Fund.

Excessive trading risk
To the extent that a Fund or its agents are unable to curtail excessive trading practices in the Fund, these practices may interfere with the efficient management of the Fund's portfolio and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Fund's operating costs and possibly decrease the Fund's investment performance. Maintenance of higher levels of cash balances would likewise possibly result in lower Fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

- A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
- A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Each Fund is subject to excessive trading risk as discussed in this section.

Any frequent trading strategies may interfere with efficient management of a Fund's portfolio. Each Fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the Fund shares held by other shareholders.

Account information
The Distributor is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the Distributor may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares
The Funds do not issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments
When you place a request to sell shares of a Fund for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

                                                                 YOUR ACCOUNT 29

--------------------------------------------------------------------------------
Dividends and account policies

Account statements
In general, you will receive account statements as follows:

- after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance
-    after any changes of name or address of the registered owner(s)
-    in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends
Each Fund generally distributes most or all of its net earnings at least annually in the form of dividends. Each Fund typically declares and pays income dividends at least annually. Any capital gains are distributed at least annually.

Dividend reinvestments
Most investors have their dividends reinvested in additional shares of the same Fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you may choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends
Dividends you receive from a Fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a Fund's short-term capital gains are taxable as ordinary income. Dividends from a Fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on a Fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions
Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of a share you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only)
If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, a Fund may close out your account and mail you the proceeds. Alternatively, the Fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to Fund performance or the effects of sales charges.

--------------------------------------------------------------------------------
Additional investor services

Monthly Automatic Accumulation Program
MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

-    Complete the appropriate parts of your account application
- If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services

Systematic withdrawal plan
This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

-    Make sure you have at least $5,000 worth of shares in your account
- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same Fund is not advantageous to you, because of sales charges)
- Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule
- Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months
- Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services

Retirement plans
The Distributor offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

Disclosure of portfolio holdings
The Funds' Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix B of the SAI and the portfolio holdings information can be found at: www.jhfunds.com.

The holdings of each Fund will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the Fund. In addition, the ten largest holdings of each Fund will be posted to the Web site listed above 30 days after each calendar quarter end. The information described above will remain on the Web site until the date a Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. A Fund's Form N-CSR and Form N-Q will contain the Fund's entire holdings as of the applicable calendar quarter end.

30 YOUR ACCOUNT

--------------------------------------------------------------------------------
Fund details
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Business structure

The diagram below shows the basic business structure used by JHF III.

The Board of Trustees oversees each Fund's business activities and retains the services of the various firms that carry out the Fund's operations.

With respect to the Growth Opportunities Fund, International Core Fund, International Growth Fund, U.S. Core Fund and Value Opportunities Fund, the Board of Trustees has the power to change the focus of each such Fund's 80% investment policy without shareholder approval. Each of these Funds will provide at least 60 days' written notice to shareholders prior to a change in its 80% investment strategy.

Management fees
The management fees listed in this table represent the actual rate charged for the fiscal year ended February 28, 2007 or fiscal period from June 12, 2006 (commencement of operations) to February 28, 2007, as applicable (net of any waivers or reimbursements). The actual rate charged will vary from the maximum rate payable under each Fund's breakpoint schedule because of adjustments pursuant to the schedule (as described earlier in each Fund's summary description) consistent with the actual assets in the Fund aggregated with assets in certain other John Hancock accounts managed by the subadviser. The management fees payable to the Adviser by the Funds are as follows:

----------------------------------------------------------------
Fund                                             % of net assets
----------------------------------------------------------------
Growth                                           0.00%
----------------------------------------------------------------
Growth Opportunities                             0.00%
----------------------------------------------------------------
International Core                               0.86%
----------------------------------------------------------------
International Growth                             0.00%
----------------------------------------------------------------
Intrinsic Value                                  0.00%
----------------------------------------------------------------
U.S. Core                                        0.00%
----------------------------------------------------------------
Value Opportunities                              0.00%

                                                             |--------------|
                                                             | Shareholders |--------------------|
                                                             |--------------|                    |
                                                                     |                           |
                                                                     |                           |
            |---                               |--------------------------------------------|    |
            |                                  |         Financial services firms and       |    |
            |                                  |             their representatives          |    |
            |                                  |                                            |    |
            |                                  |   Advise current and prospective share-    |    |
            |     Distribution and     |-------|   holders on their Fund investments, often |----|
            |   shareholder services   |       |in the context of an overall financial plan.|    |
            |                          |       |--------------------------------------------|    |
            |                          |                                                         |
            |                          |                                                         |
            |   |-------------------------------------------|          |-------------------------------------------------|
            |   |             Principal distributor         |          |                 Transfer agent                  |
            |   |                                           |          |                                                 |
            |   |            John Hancock Funds, LLC        |          |      John Hancock Signature Services, Inc.      |
            |   |                                           |          |                                                 |
            |   |  Markets the Funds and distributes shares |          | Handles shareholder services, including record- |
            |   |through selling brokers, financial planners|          |keeping and statements, distribution of dividends|
            |   |   and other financial representatives.    |          |     and processing of buy and sell requests.    |
            |---|-------------------------------------------|          |-------------------------------------------------|
                                       |                                                            |
                                       |                                                            |
                                       --------------------------------------------------------------
                                                                    |
|-----------------------------|   |---------------------------|     |  |-------------------------------------|           ---|
|         Subadviser          |   |     Investment adviser    |     |  |                Custodian            |              |
|                             |   |                           |     |  |                                     |              |
|       Grantham, Mayo,       |   |   John Hancock Investment |     |  |      State Street Bank & Trust Co.  |              |
|    Van Otterloo & Co. LLC   |   |  Management Services, LLC |     |  |          2 Avenue de Lafayette      |              |
|       40 Rowes Wharf        |   |     601 Congress Street   |     |  |            Boston, MA 02111         |      Asset   |
|       Boston, MA 02110      |---|   Boston, MA 02210-2805   |     |  |                                     |   management |
|                             |   |                           |     |  |Holds the Funds' assets, settles all |              |
|Provides portfolio management|   |Manages the Funds' business|     |  |portfolio trades and collects most of|              |
|         to the Funds.       |   |and investment activities. |     |  |     the valuation data required for |              |
|                             |   |---------------------------|     |  |     calculating each Fund's NAV.    |              |
|-----------------------------|                  |                  |  |-------------------------------------|           ---|
                                                 |                  |                    |
                                                 |                  |                    |
                                                  ----------------------------------------
                                                                     |
                                                                     |
                                                      |------------------------------|
                                                      |           Trustees           |
                                                      |                              |
                                                      |Oversee the Funds' activities.|
                                                      |------------------------------|


                                                                 FUND DETAILS 31

--------------------------------------------------------------------------------
Business structure

Adviser
John Hancock Investment Management Services, LLC is the Adviser to JHF III. The Adviser is a Delaware limited liability company with principal offices located at 601 Congress Street, Boston, Massachusetts 02210-2805. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The Adviser is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Adviser administers the business and affairs of the Funds. The Adviser also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all series of JHF III.

The Adviser does not itself manage any of the Funds' portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the
Adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of each Fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Trustees of JHF III.

JHF III relies on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. JHF III, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF III (other than by reason of serving as subadviser to a Fund) or to change a subadvisory fee of a subadviser without the approval of shareholders.

Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC serves as subadviser to the Funds. GMO is a private company, founded in 1977. As of April 30, 2007, GMO managed on a worldwide basis more than $149 billion for mutual funds and institutional investors, such as pension plans, endowments and foundations.

Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees' approving the investment advisory and subadvisory contracts of the Funds is available in the Funds' semiannual reports to the shareholders for the period ended August 31, 2007.

--------------------------------------------------------------------------------
Management biographies

Day-to-day management of each Fund is the responsibility of one of several divisions comprised of investment professionals associated with the subadviser, GMO. Each division's members work collaboratively to manage the relevant Fund's portfolio, and no one person is primarily responsible for day-to-day management of any Fund; however, the individuals responsible for managing the implementation and monitoring of the overall portfolio management of the respective Funds are listed below. The table below identifies the investment divisions and the Funds for which they are responsible.

---------------------------------------------------------------------
Investment division                              Funds managed
---------------------------------------------------------------------
U.S. Quantitative                                Growth
                                                 Growth Opportunities
                                                 Intrinsic Value
                                                 U.S. Core
                                                 Value Opportunities
---------------------------------------------------------------------
International Quantitative                       International Core
                                                 International Growth

Below is a list of the senior members of each investment division, including a brief summary of their business careers over the past five years. The Funds' SAI contains additional details about the senior members of the relevant investment division, including information about such individuals' compensation, other accounts managed and their ownership of Fund shares, if any.

U.S. Quantitative Division
Sam Wilderman is the individual responsible for managing the implementation and monitoring of the overall portfolio management of Funds for which the U.S. Quantitative Division is responsible. Mr. Wilderman is the senior member of the U.S. Quantitative Division at GMO. Mr. Wilderman allocates responsibility for portions of each Fund's portfolio to various members of the Division, oversees the implementation of trades on behalf of the Funds, reviews the overall composition of the Funds' portfolios, including compliance with stated investment objectives and strategies, and monitors cash flows.

Mr. Wilderman served as co-director of U.S. equity management since 2005 and has served as Director since January 2006. Prior to this position, Mr. Wilderman had been responsible for emerging countries and emerging markets research and portfolio management at GMO. Mr. Wilderman joined GMO in 1996.

International Quantitative Division
Dr. Thomas Hancock is the individual responsible for managing the implementation and monitoring of the overall portfolio management of the Funds for which the International Quantitative Division is responsible. Dr. Hancock is the director of the Division. Dr. Hancock allocates responsibility for portions of each Fund's portfolio to various team members of the Division, oversees the implementation of trades on behalf of the Funds, reviews the overall composition of the Funds' portfolios, including compliance with stated investment objectives and strategies, and monitors cash flows.

Dr. Hancock has been responsible for overseeing the portfolio management of GMO's international developed market and global quantitative equities portfolios since 1995.

Appendix C of the SAI includes information about the portfolio managers, including information about their compensation, accounts they manage other than the Funds and their ownership of the Funds' shares, if any.

32 FUND DETAILS

--------------------------------------------------------------------------------
Financial highlights

The financial highlights table below for each Fund is intended to help investors understand the financial performance of the Fund since inception. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular Fund (assuming reinvestment of all dividends and distributions).

The financial statements of the Funds as of February 28, 2007, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the Funds' financial statements, in the Funds' annual reports, which have been incorporated by reference into the SAI and are available upon request.

-------------------------------------------------------------------------------------
Growth Fund                                                         PERIOD ENDED
-------------------------------------------------------------------------------------
CLASS A SHARES                                                         2-28-07(a)
-------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 20.00
-------------------------------------------------------------------------------------
Net investment income(h)                                                     -(j)
-------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                           1.91
-------------------------------------------------------------------------------------
Total from investments operations                                         1.91
-------------------------------------------------------------------------------------
Less distributions
-------------------------------------------------------------------------------------
 From net investment income                                              (0.04)
-------------------------------------------------------------------------------------
 From net realized gain                                                  (0.22)
-------------------------------------------------------------------------------------
                                                                         (0.26)
-------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 21.65
-------------------------------------------------------------------------------------
Total return (%)                                                          9.57(k,l,m)
-------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $    21
-------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                           1.39(r)
-------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                         2.00(p,r)
-------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                  0.01(r)
-------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      93(m)

a    Class A shares began operations on 6-12-06.

h    Based on the average of the shares outstanding.

j    Less than $0.01 per share.

k    Assumes dividend reinvestments.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m    Not annualized.

p    Does not take into consideration expense reduction during period shown.

r    Annualized.

-------------------------------------------------------------------------------------
CLASS B SHARES                                                         2-28-07(a)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 20.00
-------------------------------------------------------------------------------------
Net investment loss(h)                                                   (0.11)
-------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                           1.92
-------------------------------------------------------------------------------------
Total from investments operations                                         1.81
-------------------------------------------------------------------------------------
Less distributions
-------------------------------------------------------------------------------------
From net realized gain                                                   (0.22)
-------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 21.59
-------------------------------------------------------------------------------------
Total return (%)                                                          9.05(k,l,m)
-------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                      -(n)
-------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                           2.09(r)
-------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                        11.94(p,r)
-------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                   (0.68)(r)
-------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      93(m)
-------------------------------------------------------------------------------------

a    Class B shares began operations on 6-12-06.

h    Based on the average of the shares outstanding.

k    Assumes dividend reinvestments.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m    Not annualized.

n    Less than $500,000.

p    Does not take into consideration expense reduction during period shown.

r    Annualized.

                                                         FINANCIAL HIGHLIGHTS 33

-------------------------------------------------------------------------------------
Growth Fund (continued)                                             PERIOD ENDED
-------------------------------------------------------------------------------------
CLASS C SHARES                                                         2-28-07(a)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                   $ 20.00
-------------------------------------------------------------------------------------
Net investment loss(h)                                                   (0.10)
-------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                           1.91
-------------------------------------------------------------------------------------
Total from investments operations                                         1.81
-------------------------------------------------------------------------------------
Less distributions
-------------------------------------------------------------------------------------
From net realized gain                                                   (0.22)
-------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 21.59
-------------------------------------------------------------------------------------
Total return (%)                                                          9.05(k,l,m)
-------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $     1
-------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                           2.10(r)
-------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                         7.70(p,r)
-------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                   (0.66)(r)
-------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      93(m)

a    Class C shares began operations on 6-12-06.

h    Based on the average of the shares outstanding.

k    Assumes dividend reinvestments.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m    Not annualized.

p    Does not take into consideration expense reduction during period shown.

r    Annualized.

--------------------------------------------------------------------------------------------------
Growth Opportunities Fund                                           PERIOD ENDED
--------------------------------------------------------------------------------------------------
CLASS A SHARES                                                         2-28-06(b)   2-28-07(c)
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 21.31      $ 23.29
--------------------------------------------------------------------------------------------------
Net investment income (loss)(h)                                           0.04        (0.07)(t)
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                           1.94         1.36
--------------------------------------------------------------------------------------------------
Total from investment operations                                          1.98         1.29
--------------------------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------------------------
From net realized gain                                                       -        (0.24)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 23.29      $ 24.34
--------------------------------------------------------------------------------------------------
Total return (%)                                                          9.29(l,m)    5.57(k,l,s)
--------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $     2      $     5
--------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                           0.48(r)      1.32
--------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)(p)                      5.45(r)      5.59
--------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)           0.41(r)     (0.34)(t)
--------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      43(m)        96

b    Class A shares began operations on 9-16-05.

c Effective June 12, 2006, shareholders of the former GMO Small/Mid Cap Growth Fund (the "Predecessor Fund") became owners of an equal number of full and fractional Class A shares of the John Hancock Growth Opportunities Fund. Additionally, the accounting and performance history of the former GMO Small/Mid Cap Growth Fund was redesignated as that of John Hancock Growth Opportunities Fund Class A.

h    Based on the average of the shares outstanding.

k    Assumes dividend reinvestments.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m    Not annualized.

p    Does not take into consideration expense reduction during period shown.

r    Annualized.

s    Class A returns linked back to the Predecessor Fund.

t Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.03 per share and 0.14% of average net assets.

34 FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------
Growth Opportunities Fund (continued)                               PERIOD ENDED
-------------------------------------------------------------------------------------
CLASS B SHARES                                                         2-28-07(a)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                   $ 22.17
-------------------------------------------------------------------------------------
Net investment loss(h)                                                   (0.20)(t)
-------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                           2.50
-------------------------------------------------------------------------------------
Total from investment operations                                          2.30
-------------------------------------------------------------------------------------
Less distributions
-------------------------------------------------------------------------------------
From net realized gain                                                   (0.24)
-------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 24.23
-------------------------------------------------------------------------------------
Total return (%)                                                         10.40(k,l,m)
-------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                      -(i)
-------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                           2.22(r)
-------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                        14.62(p,r)
-------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                   (1.21)(r,t)
-------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      96(m)

a    Class B shares began operations on 6-12-06.

h    Based on the average of the shares outstanding.

i    Less than $500,000.

k    Assumes dividend reinvestments.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m    Not annualized.

p    Does not take into consideration expense reduction during period shown.

r    Annualized.

t Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.11% of average net assets.

CLASS C SHARES                                                         2-28-07(a)
-------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 22.17
-------------------------------------------------------------------------------------
Net investment loss(h)                                                   (0.19)(t)
-------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                           2.49
-------------------------------------------------------------------------------------
Total from investment operations                                          2.30
-------------------------------------------------------------------------------------
Less distributions
-------------------------------------------------------------------------------------
From net realized gain                                                   (0.24)
-------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 24.23
-------------------------------------------------------------------------------------
Total return (%)                                                         10.40(k,l,m)
-------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            -   $     1
-------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                           2.22(r)
-------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                        10.43(p,r)
-------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                   (1.15)(r,t)
-------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      96(m)

a    Class C shares began operations on 6-12-06.

h    Based on the average of the shares outstanding.

k    Assumes dividend reinvestments.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m    Not annualized.

p    Does not take into consideration expense reduction during period shown.

r    Annualized.

t Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.03 per share and 0.11% of average net assets.

                                                         FINANCIAL HIGHLIGHTS 35

---------------------------------------------------------------------------------------------
International Core Fund                                             PERIOD ENDED
---------------------------------------------------------------------------------------------
CLASS A SHARES                                                         2-28-06(a)  2-28-07(b)
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 32.60     $ 36.26
---------------------------------------------------------------------------------------------
Net investment income(h)                                                  0.19        0.63
---------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                           3.47        6.79
---------------------------------------------------------------------------------------------
Total from investment operations                                          3.66        7.42
---------------------------------------------------------------------------------------------
Less distributions
---------------------------------------------------------------------------------------------
From net realized gain                                                       -       (0.38)
---------------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 36.26     $ 43.30
---------------------------------------------------------------------------------------------
Total return(k,l) (%)                                                    11.23(m)    20.48(s)
---------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $    17     $    12
---------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                           0.55(r)     1.40
---------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)(p)                      2.22(r)     2.23
---------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                  1.23(r)     1.58
---------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      22(m)       37

a    Class A shares began operations on 9-16-05.

b Effective June 12, 2006, shareholders of the former GMO International Disciplined Equity Fund (the "Predecessor Fund") became owners of an equal number of full and fractional Class A shares of the John Hancock International Core Fund. Additionally, the accounting and performance history of the former GMO International Disciplined Equity Fund was redesignated as that of John Hancock International Core Fund Class A.

h    Based on the average of the shares outstanding.

k    Assumes dividend reinvestments.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m    Not annualized.

p    Does not take into consideration expense reduction during period shown.

r    Annualized.

s    Class A returns linked back to the Predecessor Fund.

CLASS B SHARES                                                   2-28-07(c)
-------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 35.92
------------------------------------------------------------------------------------
Net investment lossh                                                     (0.25)
------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                           7.79
------------------------------------------------------------------------------------
Total from investment operations                                          7.54
------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------
From net realized gain                                                   (0.38)
------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 43.08
------------------------------------------------------------------------------------
Total return (%)                                                         21.01(k,l,m)
------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $     1
------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                           2.39(r)
------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                         6.83(p,r)
------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                   (0.84)9(r)
------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      37(m)

c    Class B shares began operations on 6-12-06.

h    Based on the average of the shares outstanding.

k    Assumes dividend reinvestments.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m    Not annualized.

p    Does not take into consideration expense reduction during period shown.

r    Annualized.

36 FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------
International Core Fund (continued)                                 PERIOD ENDED
------------------------------------------------------------------------------------
CLASS C SHARES                                                         2-28-07(c)
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 35.92
------------------------------------------------------------------------------------
Net investment loss(h)                                                   (0.24)
------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                           7.79
------------------------------------------------------------------------------------
Total from investment operations                                          7.55
------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------
From net realized gain                                                   (0.38)
------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 43.09
------------------------------------------------------------------------------------
Total return (%)                                                         21.04(k,l,m)
------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $     4
------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                           2.39(r)
------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                         3.72(p,r)
------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                   (0.79)(r)
------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      37(m)

c    Class C shares began operations on 6-12-06.

h    Based on the average of the shares outstanding.

k    Assumes dividend reinvestments.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m    Not annualized.

p    Does not take into consideration expense reduction during period shown.

r    Annualized.

------------------------------------------------------------------------------------
International Growth Fund                                           PERIOD ENDED
------------------------------------------------------------------------------------
CLASS A SHARES                                                         2-28-07(a)
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 20.00
------------------------------------------------------------------------------------
Net investment loss(h)                                                   (0.01)
------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                           4.44
------------------------------------------------------------------------------------
Total from investment operations                                          4.43
------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------
From net investment income                                               (0.09)
------------------------------------------------------------------------------------
From net realized gain                                                   (0.40)
------------------------------------------------------------------------------------
                                                                         (0.49)
------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 23.94
------------------------------------------------------------------------------------
Total return (%)                                                         22.18(k,l,m)
------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $    20
------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                           1.66(r)
------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                         2.28(p,r)
------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                   (0.06)(r)
------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      41(m)

a    Class A shares began operations on 6-12-06.

h    Based on the average of the shares outstanding.

k    Assumes dividend reinvestments.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m    Not annualized.

p    Does not take into consideration expense reduction during period shown.

r    Annualized.

                                                         FINANCIAL HIGHLIGHTS 37

------------------------------------------------------------------------------------
International Growth Fund (continued)                           PERIOD ENDED
------------------------------------------------------------------------------------
CLASS B SHARES                                                         2-28-07(a)
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 20.00
------------------------------------------------------------------------------------
Net investment loss(h)                                                   (0.16)
------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                           4.48
------------------------------------------------------------------------------------
Total from investment operations                                          4.32
------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------
From net investment income                                               (0.01)
------------------------------------------------------------------------------------
From net realized gain                                                   (0.40)
------------------------------------------------------------------------------------
                                                                         (0.41)
------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 23.91
------------------------------------------------------------------------------------
Total return (%)                                                         21.64(k,l,m)
------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $     1
------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                           2.39(r)
------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                        10.94(p,r)
------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                   (0.94)(r)
------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      41(m)

a    Class B shares began operations on 6-12-06.

h    Based on the average of the shares outstanding.

k    Assumes dividend reinvestments.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m    Not annualized.

p    Does not take into consideration expense reduction during period shown.

r    Annualized.

CLASS C SHARES                                                         2-28-07(a)
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 20.00
------------------------------------------------------------------------------------
Net investment loss(h)                                                   (0.16)
------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                           4.47
------------------------------------------------------------------------------------
Total from investment operations                                          4.31
------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------
From net investment income                                               (0.01)
------------------------------------------------------------------------------------
From net realized gain                                                   (0.40)
------------------------------------------------------------------------------------
                                                                         (0.41)
------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 23.90
------------------------------------------------------------------------------------
Total return (%)                                                         21.59(k,l,m)
------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $     2
------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                           2.39(r)
------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                         6.71(p,r)
------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                   (0.98)(r)
------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      41(m)

a    Class C shares began operations on 6-12-06.

h    Based on the average of the shares outstanding.

k    Assumes dividend reinvestments.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m    Not annualized.

p    Does not take into consideration expense reduction during period shown.

r    Annualized.

38 FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------
Intrinsic Value Fund                                                PERIOD ENDED
------------------------------------------------------------------------------------
CLASS A SHARES                                                         2-28-07(a)
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 20.00
------------------------------------------------------------------------------------
Net investment income(h)                                                  0.18
------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                           2.85
------------------------------------------------------------------------------------
Total from investment operations                                          3.03
------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------
From net investment income                                               (0.13)
------------------------------------------------------------------------------------
From net realized gain                                                   (0.22)
------------------------------------------------------------------------------------
                                                                         (0.35)
------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 22.68
------------------------------------------------------------------------------------
Total return (%)                                                         15.19(k,l,m)
------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $    19
------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                           1.34(r)
------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                         1.94(p,r)
------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                  1.13(r)
------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      32(m)

a    Class A shares began operations on 6-12-06.

h    Based on the average of the shares outstanding.

k    Assumes dividend reinvestments.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m    Not annualized.

p    Does not take into consideration expense reduction during period shown.

r    Annualized.

CLASS B SHARES                                                         2-28-07(a)
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 20.00
------------------------------------------------------------------------------------
Net investment income(h)                                                  0.07
------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                           2.85
------------------------------------------------------------------------------------
Total from investment operations                                          2.92
------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------
From net investment income                                               (0.06)
------------------------------------------------------------------------------------
From net realized gain                                                   (0.22)
------------------------------------------------------------------------------------
                                                                         (0.28)
------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 22.64
------------------------------------------------------------------------------------
Total return (%)                                                         14.61(k,l,m)
------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                      -(i)
------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                           2.04(r)
------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                         9.00(p,r)
------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                  0.42(r)
------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      32(m)

a    Class B shares began operations on 6-12-06.

h    Based on the average of the shares outstanding.

i    Less than $500,000.

k    Assumes dividend reinvestments.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m    Not annualized.

p    Does not take into consideration expense reduction during period shown.

r    Annualized.

                                                         FINANCIAL HIGHLIGHTS 39

------------------------------------------------------------------------------------
Intrinsic Value Fund (continued)                                    PERIOD ENDED
------------------------------------------------------------------------------------
CLASS C SHARES                                                         2-28-07(a)
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 20.00
------------------------------------------------------------------------------------
Net investment income(h)                                                  0.06
------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                           2.86
------------------------------------------------------------------------------------
Total from investment operations                                          2.92
------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------
From net investment income                                               (0.06)
------------------------------------------------------------------------------------
From net realized gain                                                   (0.22)
------------------------------------------------------------------------------------
                                                                         (0.28)
------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 22.64
------------------------------------------------------------------------------------
Total return (%)                                                         14.61(k,l,m)
------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                      -(i)
------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                           2.04(r)
------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                        10.08(p,r)
------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                  0.37(r)
------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      32(m)

a    Class C shares began operations on 6-12-06.

h    Based on the average of the shares outstanding.

i    Less than $500,000.

k    Assumes dividend reinvestments.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m    Not annualized.

p    Does not take into consideration expense reduction during period shown.

r    Annualized.

------------------------------------------------------------------------------------
U.S. Core Fund                                                      PERIOD ENDED
------------------------------------------------------------------------------------
CLASS A SHARES                                                         2-28-07(a)
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 20.00
------------------------------------------------------------------------------------
Net investment income(h)                                                  0.12
------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                           2.41
------------------------------------------------------------------------------------
Total from investments operations                                         2.53
------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------
From net investment income                                               (0.09)
------------------------------------------------------------------------------------
From net realized gain                                                   (0.20)
------------------------------------------------------------------------------------
                                                                         (0.29)
------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 22.24
------------------------------------------------------------------------------------
Total return (%)                                                         12.64(k,l,m)
------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $    19
------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                           1.34(r)
------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                         1.93(p,r)
------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                  0.76(r)
------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      36(m)

a    Class A shares began operations on 6-12-06.

h    Based on the average of the shares outstanding.

k    Assumes dividend reinvestments.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m    Not annualized.

p    Does not take into consideration expense reduction during period shown.

r    Annualized.

40 FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------
U.S. Core Fund (continued)                                          PERIOD ENDED
------------------------------------------------------------------------------------
CLASS B SHARES                                                         2-28-07(a)
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 20.00
------------------------------------------------------------------------------------
Net investment income(h)                                                  0.02
------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                           2.40
------------------------------------------------------------------------------------
Total from investments operations                                         2.42
------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------
From net investment income                                               (0.02)
------------------------------------------------------------------------------------
From net realized gain                                                   (0.20)
------------------------------------------------------------------------------------
                                                                         (0.22)
------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 22.20
------------------------------------------------------------------------------------
Total return (%)                                                         12.07(k,l,m)
------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                      -(n)
------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                           2.04(r)
------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                        13.58(p,r)
------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                  0.12(r)
------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      36(m)

a    Class B shares began operations on 6-12-06.

h    Based on the average of the shares outstanding.

k    Assumes dividend reinvestments.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m    Not annualized.

n    Less than $500,000.

p    Does not take into consideration expense reduction during period shown.

r    Annualized.

CLASS C SHARES                                                         2-28-07(a)
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 20.00
------------------------------------------------------------------------------------
Net investment income(h)                                                  0.03
------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                           2.40
------------------------------------------------------------------------------------
Total from investments operations                                         2.43
------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------
From net investment income                                               (0.02)
------------------------------------------------------------------------------------
From net realized gain                                                   (0.20)
------------------------------------------------------------------------------------
                                                                         (0.22)
------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 22.21
------------------------------------------------------------------------------------
Total return (%)                                                         12.12(k,l,m)
------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $     3
------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                           2.04(r)
------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                         3.82(p,r)
------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                  0.16(r)
------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      36(m)

a    Class C shares began operations on 6-12-06.

h    Based on the average of the shares outstanding.

k    Assumes dividend reinvestments.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m    Not annualized.

p    Does not take into consideration expense reduction during period shown.

r    Annualized.

                                                         FINANCIAL HIGHLIGHTS 41

------------------------------------------------------------------------------------
Value Opportunities Fund                                            PERIOD ENDED
------------------------------------------------------------------------------------
CLASS A SHARES                                                         2-28-07(a)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                   $ 20.00
----------------------------------------------------------    --     ---------
Net investment income(h)                                                  0.07(s)
----------------------------------------------------------    --     ---------
Net realized and unrealized gain on investments                           2.53
----------------------------------------------------------    --     ---------
Total from investment operations                                          2.60
----------------------------------------------------------    --     ---------
Less distributions
----------------------------------------------------------    --     ---------
 From net investment income                                              (0.08)
----------------------------------------------------------    --     ---------
 From net realized gain                                                  (0.16)
----------------------------------------------------------    --     ---------
                                                                         (0.24)
----------------------------------------------------------    --     ---------
Net asset value, end of period                                         $ 22.36
----------------------------------------------------------    --     ---------
Total return (%)                                                         13.06(k,l,m)
----------------------------------------------------------    --    ----------
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                $    20
----------------------------------------------------------    --    ----------
Ratio of net expenses to average net assets (%)                           1.38(r)
----------------------------------------------------------    --    ----------
Ratio of gross expenses to average net assets (%)                         2.13(p,r)
----------------------------------------------------------    --    ----------
Ratio of net investment income to average net assets (%)                  0.47(r,s)
----------------------------------------------------------    --    ----------
Portfolio turnover (%)                                                      30(m)

a    Class A shares began operations on 6-12-06.

h    Based on the average of the shares outstanding.

k    Assumes dividend reinvestments.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m    Not annualized.

p    Does not take into consideration expense reduction during period shown.

r    Annualized.

s Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.09% of average net assets.

CLASS B SHARES                                                         2-28-07(a)
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 20.00
------------------------------------------------------------------------------------
Net investment loss(h)                                                   (0.01)(s)
------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                           2.51
------------------------------------------------------------------------------------
Total from investment operations                                          2.50
------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------
 From net investment income                                              (0.01)
------------------------------------------------------------------------------------
 From net realized gain                                                  (0.16)
------------------------------------------------------------------------------------
                                                                         (0.17)
------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 22.33
------------------------------------------------------------------------------------
Total return (%)                                                         12.54(k,l,m)
------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                      -(i)
------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                           2.08(r)
------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                        11.31(p,r)
------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                   (0.07)(r,s)
------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      30(m)

a    Class B shares began operations on 6-12-06.

h    Based on the average of the shares outstanding.

i    Less than $500,000.

k    Assumes dividend reinvestments.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m    Not annualized.

p    Does not take into consideration expense reduction during period shown.

r    Annualized.

s Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.10% of average net assets.

42 FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------
Value Opportunities Fund (continued)                                PERIOD ENDED
------------------------------------------------------------------------------------
CLASS C SHARES                                                         2-28-07(a)
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 20.00
------------------------------------------------------------------------------------
Net investment loss(h)                                                   (0.01)(s)
------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                           2.51
------------------------------------------------------------------------------------
Total from investment operations                                          2.50
------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------
 From net investment income                                              (0.01)
------------------------------------------------------------------------------------
 From net realized gain                                                  (0.16)
------------------------------------------------------------------------------------
                                                                         (0.17)
------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 22.33
------------------------------------------------------------------------------------
Total return (%)                                                         12.54(k,l,m)
------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $     1
------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                           2.08(r)
------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                         5.09(p,r)
------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                   (0.07)(r,s)
------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      30(m)

a    Class C shares began operations on 6-12-06.

h    Based on the average of the shares outstanding.

k    Assumes dividend reinvestments.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m    Not annualized.

p    Does not take into consideration expense reduction during period shown.

r    Annualized.

s Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.10% of average net assets.

                                                         FINANCIAL HIGHLIGHTS 43

Appendix to Prospectus of John Hancock Funds III
Class A, B and C shares
Related Performance Information

Historical Performance of Corresponding GMO Portfolios
The Growth Fund, Growth Opportunities Fund, International Core Fund, International Growth Fund, Intrinsic Value Fund, U.S. Core Fund and Value Opportunities Fund (each, a "Fund", and collectively, the "Funds"), each a series of John Hancock Funds III ("JHF III"), commenced operations on June 12, 2006. Each Fund is modeled after a fund of GMO Trust ("GMO") (each, a "GMO Fund"). Each Fund is subadvised by the investment adviser to its corresponding GMO Fund and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as its corresponding GMO Fund. The Funds are managed through a "manager of manager" structure whereas the GMO Funds are directly managed by GMO.

This Appendix presents historical performance information for the corresponding GMO Funds. Because of the similarities between each Fund and its corresponding GMO Fund as described above, this information may help provide an indication of the Fund's risks by showing how a similar fund has performed historically. The performance of a GMO Fund, however, does not represent, and is not a substitute for, the performance of its corresponding Fund, and you should not assume that a Fund will have the same future performance as its corresponding GMO Fund. The future performance of a Fund may be greater or less than the performance of its corresponding GMO Fund due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information -- a bar chart and a table -- is presented on the following pages for the Class III shares of each GMO Fund that corresponds to a Fund. The date the Class III shares of each GMO Fund commenced operations varies. The bar chart shows how each GMO Fund's total return has varied from year to year, while the table shows performance of its Class III shares over time (as compared with a broad-based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar charts and tables would also be lower if the adviser to the GMO Funds had not reimbursed certain expenses of those funds during the periods shown.

The Class A, B and C shares of the Funds have front-end or deferred sales charges. The Class III shares of the corresponding GMO Funds do not have such charges. The other expenses of the Class A, B and C shares of the Funds, including their Rule 12b-1 fees, are higher than the expenses of the Class III shares of the corresponding GMO Funds. The performance shown in the bar charts and tables for the Class III shares of the GMO Funds would be lower if adjusted to reflect the sales charges and higher expenses of the Class A, B and C shares of the Funds. An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees or fund expenses. As indicated above, past performance does not indicate future results.

GMO Fund: GMO U.S. Growth Fund

Ticker: GMGWX
Corresponding to: Growth Fund

GMO U.S. Growth Fund Class III, total returns:
Best quarter: Q4 '98, 27.46%
Worst quarter: Q1 '01, -21.46%

Index (reflects no fees or taxes)
Russell 1000 Growth Index -- measures the performance of those stocks included in the Russell 1000 Index with higher price/book ratios and higher forecasted growth values. The Russell 1000 Growth Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)
***

Overall rating for GMO U.S. Growth Fund as of March 31, 2007. Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Growth Fund was rated 2 stars out of 1,390, 3 stars out of 1,118 and 3 stars out of 454 large growth funds for the 3-, 5- and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Growth Fund currently do not have a Morningstar rating. Any future ratings assigned to Class A, B and C shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Fund.

Net assets of GMO U.S. Growth Fund as of March 31, 2007: $204,848,647

--------------------------------------------------------------------------------
GMO U.S. Growth Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

1997                          29.35%
1998                          37.30%
1999                          39.04%
2000                         -12.21%
2001                         -20.60%
2002                         -22.58%
2003                          28.58%
2004                           5.09%
2005                           4.37%
2006                           2.38%

--------------------------------------------------------------------------------
GMO U.S. Growth Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                             1 year    3 year    5 year    10 year
------------------------------------------------------------------
Class III                    1.22%     3.22%     2.60%     6.74%
------------------------------------------------------------------
Russell 1000 Growth Index    7.06%     7.01%     3.48%     5.51%

GMO Fund: GMO U.S. Small/Mid Cap Growth Fund

Ticker: GMSPX
Corresponding to: Growth Opportunities Fund

GMO U.S. Small/Mid Cap Growth Fund Class III, total returns:
Best quarter: Q4 '99, 26.98%
Worst quarter: Q3 '01, -24.62%

Index (reflects no fees or taxes)
Russell 2500 Growth Index -- measures the performance of those stocks included in the Russell 2500 Index with higher price/book ratios and higher forecasted growth values. The Russell 2500 Growth Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)
***

Overall rating for GMO U.S. Small/Mid Cap Growth Fund as of March 31, 2007. Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Small/Mid Cap Growth Fund was rated 3 stars out of 829, 4 stars out of 679 and 3 stars out of 274 mid-cap growth funds for the 3-, 5- and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Growth Opportunities Fund currently do not have a Morningstar rating. Any future ratings assigned to Class A, B and C shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Fund.

Net assets of GMO U.S. Small/Mid Cap Growth Fund as of
March 31, 2007: $24,916,305

--------------------------------------------------------------------------------
GMO U.S. Small/Mid Cap Growth Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

1997                          24.69%
1998                           5.79%
1999                          30.38%
2000                         -10.36%
2001                         -13.27%
2002                         -17.62%
2003                          47.09%
2004                          14.41%
2005                          10.44%
2006                           7.14%

--------------------------------------------------------------------------------
GMO U.S. Small/Mid Cap Growth Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                             1 year    3 year    5 year    10 year
-------------------------------------------------------------------
Class III                    1.22%     10.11%    10.46%    9.12%
-------------------------------------------------------------------
Russell 2500 Growth Index    4.44%     11.12%     9.13%    8.43%

GMO Fund: GMO International Core Equity Fund

Ticker: GMIEX
Corresponding to: International Core Fund

GMO International Core Equity Fund Class III, total returns:
Best quarter: Q2 '03, 18.96%
Worst quarter: Q3 '02, -16.08%

Index (reflects no fees or taxes)
MSCI EAFE Index (Europe, Australasia, and Far East) -- a large capitalization international stock index that is independently maintained and published by Morgan Stanley Capital International.

MORNINGSTAR RATING(TM)
****

Overall rating for GMO International Core Equity Fund as of March 31, 2007. Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO International Core Equity Fund was rated 3 stars out of 178 and 4 stars out of 153 foreign large value funds for the 3-year and 5-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the International Core Fund currently do not have a Morningstar rating. Any future ratings assigned to Class A, B and C shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Fund.

Net assets of GMO International Core Equity Fund as of
March 31, 2007: $926,422,022

--------------------------------------------------------------------------------
GMO International Core Equity Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

2003                         37.67%
2004                         22.39%
2005                         14.55%
2006                         24.78%

--------------------------------------------------------------------------------
GMO International Core Equity Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                                                               Since
                             1 year    3 year    5 year    inception*
---------------------------------------------------------------------
Class III                    18.53%    19.79%    18.08%    19.10%
---------------------------------------------------------------------
MSCI EAFE Index              20.20%    19.83%    15.78%    16.51%

*Fund inception date: 1/29/02.

GMO Fund: GMO International Growth Equity Fund

Ticker: GMIGX
Corresponding to: International Growth Fund


GMO International Growth Equity Fund Class III, total returns:
Best quarter: Q2 '03, 16.54%
Worst quarter: Q3 '02, -16.44%

Index (reflects no fees or taxes)
S&P/Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth Style Index -- an independently maintained and published index composed of those stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/ Citigroup Broad Market Index ("BMI") (which includes listed shares of companies from developed and emerging market countries with a total available (float) market capitalization of at least the local equivalent of $100 million), representing the top 80% of available (float) capital of the BMI in each country.



MORNINGSTAR RATING(TM)


****
Overall rating for GMO International Growth Equity Fund as of March 31, 2007. Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO International Growth Equity Fund was rated 3 stars out of 546 and 4 stars out of 446 foreign large blend funds for the 3-year and 5-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the International Growth Fund currently do not have a Morningstar rating. Any future ratings assigned to Class A, B and C shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Fund.

Net assets of GMO International Growth Equity Fund as of
March 31, 2007: $1,002,942,150

--------------------------------------------------------------------------------
GMO International Growth Equity Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

2002                         -10.52%
2003                          30.40%
2004                          20.03%
2005                          13.13%
2006                          24.07%

--------------------------------------------------------------------------------
GMO International Growth Equity Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                                                                                  Since
                                                 1 year    3 year    5 year    inception*
-----------------------------------------------------------------------------------------
Class III                                        17.20%    18.55%    15.16%    14.67%
-----------------------------------------------------------------------------------------
S&P/Citigroup PMI EPAC Growth Style Index        17.01%    17.96%    13.74%    12.72%

*Fund inception date: 11/30/01.

GMO Fund: GMO U.S. Intrinsic Value Fund

Ticker: GMVUX
Corresponding to: Intrinsic Value Fund

GMO U.S. Intrinsic Value Fund Class III, total returns:
Best quarter: Q2 '03, 19.25%
Worst quarter: Q3 '02, -17.34%

Index (reflects no fees or taxes)
Russell 1000 Value Index -- measures the performance of those stocks included in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)
***

Overall rating for GMO U.S. Intrinsic Value Fund as of March 31, 2007. Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Intrinsic Value Fund was rated 2 stars out of 1,100 and 3 stars out of 829 large value funds for the 3-year and 5-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Intrinsic Value Fund currently do not have a Morningstar rating. Any future ratings assigned to Class A, B and C shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Fund.

Net assets of GMO U.S. Intrinsic Value Fund as of March 31, 2007: $36,000,699

--------------------------------------------------------------------------------
GMO U.S. Intrinsic Value Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

2000                          10.67%
2001                           3.31%
2002                         -15.75%
2003                          29.68%
2004                          12.76%
2005                           5.98%
2006                          13.50%

--------------------------------------------------------------------------------
GMO U.S. Intrinsic Value Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                                                               Since
                             1 year    3 year    5 year    inception*
---------------------------------------------------------------------
Class III                    10.19%     9.59%     7.42%    7.08%
---------------------------------------------------------------------
Russell 1000 Value Index     16.83%    14.42%    10.25%    6.98%

*Fund inception date: 8/2/99.

GMO Fund: GMO U.S. Core Equity Fund

Ticker: GMUEX
Corresponding to: U.S. Core Fund

GMO U.S. Core Equity Fund Class III, total returns:
Best quarter: Q4 '98, 19.49%
Worst quarter: Q3 '02, -17.14%

Index (reflects no fees or taxes)
Standard & Poor's ("S&P") 500 Index -- an index of large capitalization U.S. stocks, independently maintained and published by S&P.

MORNINGSTAR RATING(TM)
***

Overall rating for GMO U.S. Core Equity Fund as of March 31, 2007. Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Core Equity Fund was rated 2 stars out of 1,589, 2 stars out of 1,249 and 4 stars out of 530 large blend funds for the 3-, 5- and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the U.S. Core Fund currently do not have a Morningstar rating. Any future ratings assigned to Class A, B and C shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Fund.

Net assets of GMO U.S. Core Equity Fund as of March 31, 2007: $1,786,012,807

--------------------------------------------------------------------------------
GMO U.S. Core Equity Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

1997                          35.10%
1998                          24.69%
1999                          18.59%
2000                           0.30%
2001                          -7.68%
2002                         -19.67%
2003                          26.61%
2004                           9.80%
2005                           3.41%
2006                           9.57%

--------------------------------------------------------------------------------
GMO U.S. Core Equity Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                             1 year    3 year    5 year    10 year
------------------------------------------------------------------
Class III                     6.61%     6.97%    4.64%     8.64%
-------------------------------------------------------------------
S&P 500 Index                11.83%    10.06%    6.27%     8.20%

GMO Fund: GMO U.S. Small/Mid Cap Value Fund

Ticker: GMSUX
Corresponding to: Value Opportunities Fund

GMO U.S. Small/Mid Cap Value Fund Class III, total returns:
Best quarter: Q2 '03, 23.22%
Worst quarter: Q3 '02, -19.71%

Index (reflects no fees or taxes)
Russell 2500 Value Index -- measures the performance of those stocks included in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Value Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)
***

Overall rating for GMO U.S. Small/Mid Cap Value Fund as of March 31, 2007. Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Small/Mid Cap Value Fund was rated 2 stars out of 276, 2 stars out of 204 and 3 stars out of 55 mid-cap value funds for the 3-, 5- and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Value Opportunities Fund currently do not have a Morningstar rating. Any future ratings assigned to Class A, B and C shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Fund.

Net assets of GMO U.S. Small/Mid Cap Value Fund as of
March 31, 2007: $57,763,407

--------------------------------------------------------------------------------
GMO U.S. Small/Mid Cap Value Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

1997                          29.72%
1998                           0.03%
1999                           2.95%
2000                          19.01%
2001                           9.91%
2002                         -11.48%
2003                          45.26%
2004                          20.80%
2005                           8.03%
2006                          10.86%

--------------------------------------------------------------------------------
GMO U.S. Small/Mid Cap Value Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                             1 year    3 year    5 year    10 year
--------------------------------------------------------------------
Class III                     5.44%    11.58%    11.66%    12.87%
Russell 2500 Value Index     12.15%    15.19%    14.33%    13.95%

For more information

Two documents are available that offer further information on the Funds:

Annual/Semiannual Report to Shareholders
The annual and semiannual reports include financial statements. The annual report also includes a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year in addition to the auditors' report.

Statement of Additional Information
The SAI contains more detailed information on all aspects of the Funds. The SAI includes a summary of JHF III's policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

(C)2007 JOHN HANCOCK FUNDS, LLC GM0PN 7/07

To request a free copy of the current prospectus, annual/ semiannual report or the SAI, to request other information or to make shareholder inquiries, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-554-6713

On the Internet: www.jhfunds.com

Or you may view or obtain these documents and other information from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC
For access to the Reference Room call 202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the EDGAR Database on the Internet: www.sec.gov

SEC number: 811-21777

[LOGO]John Hancock(R)
      the future is yours

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Now available: electronic delivery www.jhfunds.com/edelivery

   [LOGO]
John Hancock(R)
------------
MUTUAL FUNDS


                                                                   John Hancock
                                                    Equity & International Funds
--------------------------------------------------------------------------------

                                            CLASS A, CLASS B AND CLASS C SHARES

                                                              Active Value Fund

                                                                    Global Fund

                                                       U.S. Quality Equity Fund


--------------------------------------------------------------------------------

Prospectus
7.1.2007



--------------------------------------------------------------------------------
As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

JOHN HANCOCK FUNDS
--------------------------------------------------------------------------------

Active Value Fund                                                              4
Global Fund                                                                    6
U.S. Quality Equity Fund                                                       8

PRINCIPAL RISKS
--------------------------------------------------------------------------------
Description of principal risks                                                10

YOUR ACCOUNT
--------------------------------------------------------------------------------
Choosing a share class                                                        13
How sales charges are calculated                                              14
Sales charge reductions and waivers                                           14
Opening an account                                                            15
Buying shares                                                                 17
Selling shares                                                                18
Transaction policies                                                          20
Dividends and account policies                                                22
Additional investor services                                                  22

FUND DETAILS
--------------------------------------------------------------------------------
Business structure                                                            23
Management biographies                                                        24

FOR MORE INFORMATION                                                  BACK COVER
--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------

JOHN HANCOCK FUNDS III

This prospectus contains information regarding series (each a "Fund" and, collectively, the "Funds") of John Hancock Funds III ("JHF III"). Summary descriptions of each fund, which set forth each Fund's investment objective and describe each Fund's principal investment strategies and principal risks, are provided in the next section of this prospectus. The summaries are not designed to be all-inclusive and each Fund may make investments, employ strategies and be exposed to risks that are not contained in the Fund's summary description. More information about each Fund's investment and strategy is set forth in the Statement of Additional Information ("SAI").

John Hancock Investment Management Services, LLC serves as each Fund's investment adviser (the "Adviser"). The Adviser has retained Grantham, Mayo, Van Otterloo & Co. LLC ("GMO" or the subadviser) to manage each Fund's assets. More information about the Adviser and the subadviser can be found in the "Fund Details" section of this prospectus.

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Funds, be sure to read all risk disclosure carefully before investing.


FUND INFORMATION KEY
--------------------------------------------------------------------------------

Concise Fund-by-Fund descriptions begin on the next page. Each description provides the following information:

[GRAPHIC] Goal and strategy

The Fund's particular investment goals and the strategies it intends to use in pursuing those goals.


[GRAPHIC] Past performance

The Fund's total return, measured year-by-year and over time.


[GRAPHIC] Principal risks

The major risk factors associated with the Fund.


[GRAPHIC] Your expenses

The overall costs borne by an investor in the Fund, including sales charges and annual expenses.

--------------------------------------------------------------------------------

Active Value Fund
--------------------------------------------------------------------------------
[GRAPHIC]  Goal and strategy

GOAL: The Fund seeks long-term capital growth.
STRATEGY: The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000 Index and in companies with size and value characteristics similar to those of companies with stocks in the Index. As of April 30, 2007, the market capitalization of companies that issue stocks included in the Russell 1000 Index, a U.S. stock index, ranged from $1.3 billion to $447.2 billion.

The subadviser uses proprietary quantitative models to identify an initial group of stocks trading at prices below what the subadviser believes to be their fundamental value. The subadviser then applies traditional fundamental analysis to evaluate the financial, operational and management strength of the issuers of those stocks. The subadviser evaluates the resulting stock selection in light of its analysis of the attractiveness of sectors and industries and tilts the final portfolio accordingly.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.


--------------------------------------------------------------------------------
[GRAPHIC] Past performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund is not operational there is no past performance to report.


4 FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[GRAPHIC] Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Medium and small company risk
- Hedging and other strategic transactions risk
- Non-diversification risk
- Management risk


SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management; founded in 1977; supervised by the Adviser.

See page 24 for the management biographies.


FUND CODES

Class A
Ticker                  --
CUSIP                   47803T841
Newspaper               --
JH Fund Number          95

Class B
Ticker                  GOOBX
CUSIP                   47803T858
Newspaper               --
JH Fund Number          195

Class C
Ticker                  GOOCX
CUSIP                   47803T883
Newspaper               --
JH Fund Number          595


--------------------------------------------------------------------------------
[GRAPHIC] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

-----------------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                                Class A         Class B         Class C
-----------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases as a %
of purchase price                                                    5.00%            none             none
-----------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a % of purchase or
sale price, whichever is less                                      none(2)           5.00%            1.00%
-----------------------------------------------------------------------------------------------------------

-------->--------------------------------------------------------------------------------------------------
Annual operating expenses                                          Class A         Class B          Class C
Management fee(3)                                                    0.85%           0.85%            0.85%
-----------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                0.30%           1.00%            1.00%
-----------------------------------------------------------------------------------------------------------
Other expenses                                                       0.74%           0.74%            0.74%
-----------------------------------------------------------------------------------------------------------
Total operating expenses                                             1.89%           2.59%            2.59%
-----------------------------------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6-30-08)           0.49%           0.49%            0.49%
-----------------------------------------------------------------------------------------------------------
Net operating expenses(4)                                            1.40%           2.10%            2.10%
-----------------------------------------------------------------------------------------------------------

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                    Year 1         Year 3         Year 5         Year 10
--------------------------------------------------------------------------------
Class A                       $635         $1,019         $1,427          $2,563
--------------------------------------------------------------------------------
Class B with
redemption                    $713         $1,059         $1,532          $2,717(5)
--------------------------------------------------------------------------------
Class B without
redemption                    $213           $759         $1,332          $2,717(5)
--------------------------------------------------------------------------------
Class C with
redemption                    $313           $759         $1,332          $2,888
--------------------------------------------------------------------------------
Class C without
redemption                    $213           $759         $1,332          $2,888
--------------------------------------------------------------------------------

1  A $4.00 fee will be charged for wire redemptions.

2 Except for investments of $1 million or more; see "How sales charges are calculated."

3 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the Active Value Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule: 0.85% for aggregate assets under management up to and including $500 million, 0.82% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.81% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.80% for aggregate assets under management in excess of $2.5 billion.

4 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.05% of average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.40% for Class A, 2.10% for Class B and 2.10% for Class C. This expense reimbursement shall continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to JHF III.

5  Reflects conversion of Class B shares to Class A shares after eight years.


                                                                        FUNDS  5

--------------------------------------------------------------------------------

Global Fund
--------------------------------------------------------------------------------
[GRAPHIC] Goal and strategy

GOAL: The Fund seeks high total return.
STRATEGY: The Fund typically invests in equity investments from a number of developed markets, including the U.S.

The subadviser uses proprietary research and multiple quantitative models to evaluate and select individual stocks, countries and currencies based on several factors, including:
- Stocks -- valuation, firm quality and improving fundamentals;
- Countries -- stock market valuation, positive GDP trends, positive market sentiment and industrial competitiveness; and
- Currencies -- export and producer price parity, balance of payments and interest rate differential.

The factors considered by the subadviser and the models used may change over time.


The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high-quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments);
(iii) manage risk by implementing shifts in investment exposure; or (iv) adjust its foreign currency exposure. The Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.


--------------------------------------------------------------------------------
[GRAPHIC] Past performance
This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund is not operational there is no past performance to report.


6 FUNDS

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[GRAPHIC] Principal risks
The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Liquidity risk
- Hedging and other strategic transactions risk
- Foreign securities risk
- Non-diversification risk
- Management risk


SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management; founded in 1977; supervised by the Adviser.

See page 24 for the management biographies.


FUND CODES

Class A
Ticker                  --
CUSIP                   47803T437
Newspaper               --
JH Fund Number          12
Class B
Ticker                  GOLBX
CUSIP                   47803T429
Newspaper               --
JH Fund Number          112
Class C
Ticker                  GOLCX
CUSIP                   47803T411
Newspaper               --
JH Fund Number          512


--------------------------------------------------------------------------------
[GRAPHIC] Your expenses
Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                                 Class A         Class B          Class C
------------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases as a %
of purchase price                                                     5.00%            none             none
------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a % of purchase or
sale price, whichever is less                                       none(2)           5.00%            1.00%
------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Annual operating expenses                                           Class A          Class B          Class C
-------------------------------------------------------------------------------------------------------------
Management fee(3)                                                     0.88%            0.88%            0.88%
-------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                 0.30%            1.00%            1.00%
-------------------------------------------------------------------------------------------------------------
Other expenses                                                        0.98%            0.98%            0.98%
-------------------------------------------------------------------------------------------------------------
Total operating expenses                                              2.16%            2.86%            2.86%
-------------------------------------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6-30-08)            0.49%            0.49%            0.49%
-------------------------------------------------------------------------------------------------------------
Net operating expenses(4)                                             1.67%            2.37%            2.37%
-------------------------------------------------------------------------------------------------------------

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                    Year 1         Year 3         Year 5         Year 10
--------------------------------------------------------------------------------
Class A                       $661         $1,097         $1,559          $2,832
--------------------------------------------------------------------------------
Class B with
redemption                    $740         $1,140         $1,665          $2,984(5)
--------------------------------------------------------------------------------
Class B without
redemption                    $240           $840         $1,465          $2,984(5)
--------------------------------------------------------------------------------
Class C with
redemption                    $340           $840         $1,465          $3,150
--------------------------------------------------------------------------------
Class C without
redemption                    $240           $840         $1,465          $3,150
--------------------------------------------------------------------------------

1  A $4.00 fee will be charged for wire redemptions.

2 Except for investments of $1 million or more; see "How sales charges are calculated."

3 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the Global Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule: 0.90% for aggregate assets under management up to and including $200 million, 0.875% for aggregate assets under management in excess of $200 million and up to and including $1 billion and a final rate of 0.86% for aggregate assets under management in excess of $1 billion.

4 The Adviser has agreed contractually to reimburse for certain Fund level expenses that exceed 0.19% of average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.67% for Class A, 2.37% for Class B and 2.37% for Class C. This expense reimbursement shall continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to JHF III.

5  Reflects conversion of Class B shares to Class A shares after eight years.


                                                                        FUNDS  7

--------------------------------------------------------------------------------

U.S. Quality Equity Fund
--------------------------------------------------------------------------------
[GRAPHIC] Goal and strategy

GOAL: The Fund seeks high total return.
STRATEGY: The Fund typically makes equity investments in U.S. companies with capitalizations similar to the capitalizations of companies that issue stocks included in the S&P 500 Index. As of April 30, 2007, the market capitalization of companies that issue stocks included in the S&P 500 Index ranged from $1.6 billion to $447.2 billion. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments tied economically to the U.S. The Fund typically holds fewer than 100 stocks.

The subadviser uses proprietary quality models to evaluate an issuer's quality score based on several factors including, but not limited to, expected earnings volatility (actual historical volatility and current volatility as measured by the disparity among analysts' current estimates), profits (return on equity), and operational and financial leverage (amount of fixed operating costs together with total outstanding debt in relation to equity).

The subadviser also uses proprietary research and quantitative models to seek out stocks it believes are undervalued as well as stocks the subadviser believes have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights and market capitalization. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.


--------------------------------------------------------------------------------
[GRAPHIC] Past performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund is not operational there is no past performance to report.


8 FUNDS

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[GRAPHIC] Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Medium and smaller company risk
- Hedging and other strategic transactions risk
- Non-diversification risk
- Management risk


SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management; founded in 1977; supervised by the Adviser.

See page 24 for the management biographies.


FUND CODES


Class A
Ticker                  --
CUSIP                   47803T700
Newspaper               --
JH Fund Number          22
Class B
Ticker                  GOEBX
CUSIP                   47803T809
Newspaper               --
JH Fund Number          122
Class C
Ticker                  GOECX
CUSIP                   47803T882
Newspaper               --
JH Fund Number          522


--------------------------------------------------------------------------------
[GRAPHIC] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                                 Class A         Class B          Class C
------------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases as a %
of purchase price                                                     5.00%            none             none
------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a % of purchase or
sale price, whichever is less                                       none(2)           5.00%            1.00%
------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Annual operating expenses                                           Class A          Class B          Class C
-------------------------------------------------------------------------------------------------------------
Management fee(3)                                                     0.78%            0.78%            0.78%
-------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                 0.30%            1.00%            1.00%
-------------------------------------------------------------------------------------------------------------
Other expenses                                                        0.74%            0.74%            0.74%
-------------------------------------------------------------------------------------------------------------
Total operating expenses                                              1.82%            2.52%            2.52%
-------------------------------------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6-30-08)            0.47%            0.47%            0.47%
-------------------------------------------------------------------------------------------------------------
Net operating expenses(4)                                             1.35%            2.05%            2.05%
-------------------------------------------------------------------------------------------------------------

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                    Year 1         Year 3         Year 5         Year 10
--------------------------------------------------------------------------------
Class A                       $631         $1,001         $1,394          $2,494
--------------------------------------------------------------------------------
Class B with
redemption                    $708         $1,040         $1,498          $2,648(5)
--------------------------------------------------------------------------------
Class B without
redemption                    $208           $740         $1,298          $2,648(5)
--------------------------------------------------------------------------------
Class C with
redemption                    $308           $740         $1,298          $2,820
--------------------------------------------------------------------------------
Class C without
redemption                    $208           $740         $1,298          $2,820
--------------------------------------------------------------------------------

1  A $4.00 fee will be charged for wire redemptions.

2 Except for investments of $1 million or more; see "How sales charges are calculated."

3 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the U.S. Quality Equity Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule:
   0.78% for aggregate assets under management up to and including $500 million, 0.76% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.75% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.74% for aggregate assets under management in excess of $2.5 billion.

4 The Adviser has agreed contractually to reimburse for certain Fund level expenses that exceed 0.07% of average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.35% for Class A, 2.05% for Class B and 2.05% for Class C. This expense reimbursement shall continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to JHF III.

5  Reflects conversion of Class B shares to Class A shares after eight years.


                                                                        FUNDS  9

--------------------------------------------------------------------------------

Principal risks
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Description of principal risks

The following chart identifies the principal risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to the Fund at various times.

                                                                Hedging and
                                                  Medium        Other
                       Equity                     and Smaller   Strategic      Foreign      Non-
                       Securities   Liquidity     Company       Transactions   Securities   Diversification   Management
 Fund                  Risk         Risk          Risk          Risk           Risk         Risk              Risk
---------------------------------------------------------------------------------------------------------------------------
Active Value              -                           -              -                            -               -
---------------------------------------------------------------------------------------------------------------------------
Global                    -            -                             -            -               -               -
---------------------------------------------------------------------------------------------------------------------------
U.S. Quality Equity       -                           -              -                            -               -
---------------------------------------------------------------------------------------------------------------------------

Factors that may affect a particular Fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these principal risks and certain related risks, but is not intended to include every potential risk. All Funds could be subject to additional risks because the types of investments made by each Fund may change over time. The SAI includes more information about the Funds and their investments.


Equity securities risk
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition, and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase of production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or generally adverse investor sentiment. Even a Fund that invest in high-quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Each Fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects each Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Value securities Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price below what the subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. Each Fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that a subadviser anticipates.

Growth securities Certain equity securities (generally referred to as "growth securities") are purchased primarily because the subadviser believes that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to market fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. When a Fund invests primarily in growth securities, it is subject to these risks.


Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a Fund's investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in a foreign security. Some of the foreign risks are also applicable to certain Funds because they may invest a material portion


10 PRINCIPAL RISKS
of their assets in securities of foreign issuers traded in the U.S.- These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a Fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a Fund's investments. Currency risk includes both the risk that currencies in which a Fund's investments are traded, or currencies in which a Fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain Funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the Fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, a Fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain Funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in the Fund's currency exposure being substantially different than that suggested by its securities investments. All Funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase the Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.


Hedging and other strategic transactions risk
The Funds may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Each Fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Each Fund also may use derivatives as a way to adjust efficiently the exposure of the Fund to various securities, markets and currencies without the Fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of Fund assets and making new investments over time. For a description of the various derivative instruments a Fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a Fund to the risk that the counterparty to an over-the-counter ("OTC") derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty would meet its contractual obligations or that, in the event of default, the Fund would succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. Each Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a Fund contracts with a limited number of counterparties, the Fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, the subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of a Fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a Fund's portfolio securities. If the transaction is not successful it could result in a loss to the Fund. These transactions may also increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a Fund's initial investment in such contracts. In addition, these transactions could result in a loss to a Fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent a portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

Credit and counterparty risk This is the risk that the counterparty to an over-the-counter ("OTC") derivatives contract will be unable or


                                                              PRINCIPAL RISKS 11
unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

A Fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. A Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.


Liquidity risk
Liquidity risk exists when particular securities are difficult to sell due to a limited market or to legal restrictions, such that a Fund may be prevented from selling particular securities at an advantageous price. Certain Funds may be subject to liquidity risk. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. These securities are more likely to be fair valued. Liquidity risk may also exist when a Fund has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements or closing out a short sale).


Management risk
Each Fund is subject to management risk because it relies on the subadviser's ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that these will produce each desired results. The subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. A Fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a Fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a Fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.


Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to Funds that invest in the securities of companies with smaller market capitalizations that primarily make investments in companies with smaller- or medium-sized market capitalizations.


Non-diversification risk
Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain Funds are not "diversified" within the meaning of the Investment Company Act of 1940, as amended ("1940 Act"). This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with the Fund's investment strategies or techniques for these Funds may be more pronounced than for Funds that are "diversified."


12 PRINCIPAL RISKS

--------------------------------------------------------------------------------

Your account
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Choosing a share class
Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares.
Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------

- A front-end sales charge, as described under "How sales charges are calculated"
- Distribution and service (12b-1) fees of 0.30%

--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------

- No front-end sales charge; all your money goes to work for you right away
- Distribution and service (12b-1) fees of 1.00%
- A contingent deferred sales charge ("CDSC") as described under "How sales charges are calculated"
- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------

- No front-end sales charge; all your money goes to work for you right away
- Distribution and service (12b-1) fees of 1.00%
- A 1.00% contingent deferred sales charge ("CDSC") on shares sold within one year of purchase
- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment

The maximum amount you may invest in Class B shares with any single purchase request is $99,999 and the maximum amount you may invest in Class C shares with any single purchase is $999,999. John Hancock Signature Services, Inc. ("Signature Services"), the Funds' transfer agent, may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see "Sales charge reductions and waivers").

Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.


12b-1 fees
Rule 12b-1 fees will be paid to the Funds' distributor, John Hancock Funds, LLC (the "Distributor"), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers.

Because 12b-1 fees are paid out of a Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than other types of sales charges.

Other share classes of the Funds, which have their own expense structures, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in Fund shares.


Additional payments to financial intermediaries
Shares of the Funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the Funds in two principal ways:

- directly, by the payment of sales commissions, if any; and
- indirectly, as a result of the Fund paying Rule 12b-1 fees.

Certain firms may request, and the Distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the Distributor's own resources.

These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the Funds' shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the Funds and that are willing to cooperate with the Distributor's promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing each Fund's net assets, which, as well as benefiting each Fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor's marketing efforts by allowing the Adviser to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the Funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Funds.

The SAI discusses the Distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask the firm about any payments it receives from the Distributor or the Funds, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provision of services to the Funds, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for the Funds. If an intermediary provides these services, the Adviser or the Funds may compensate the intermediary for these services.

In addition, an intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the Funds.


                                                                 YOUR ACCOUNT 13

--------------------------------------------------------------------------------
How sales charges are calculated

Class A Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              As a % of           As a % of your
Your investment                               offering price*     investment
--------------------------------------------------------------------------------
 Up to $49,999                                5.00%               5.26%
--------------------------------------------------------------------------------
 $50,000 - $99,999                            4.50%               4.71%
--------------------------------------------------------------------------------
 $100,000 - $249,999                          3.50%               3.63%
--------------------------------------------------------------------------------
 $250,000 - $499,999                          2.50%               2.56%
--------------------------------------------------------------------------------
 $500,000 - $999,999                          2.00%               2.04%
--------------------------------------------------------------------------------
 $1,000,000 and over                          See below
--------------------------------------------------------------------------------

*Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or Class R1 shares of any Funds of the John Hancock funds complex. To receive the reduced sales charge, you must tell your broker or financial adviser at the time you purchase a Fund's Class A shares about any other John Hancock mutual Funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the Funds' Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled "Initial Sales Charge on Class A Shares" in the SAI. You may request an SAI from your broker or financial adviser, access the Funds' Web site at www.jhfunds.com, or call Signature Services at 1-800-225-5291.


Investments of $1 million or more
Class A shares are available with no front-end sales charge. There is a CDSC on any Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
Class A deferred sales charges on investments of $1 million or more
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                              CDSC on shares
Your investment                                               being sold
--------------------------------------------------------------------------------
First $1M - $4,999,999                                        1.00%
--------------------------------------------------------------------------------
Next $1 - $5M above that                                      0.50%
--------------------------------------------------------------------------------
Next $1M or more above that                                   0.25%
--------------------------------------------------------------------------------

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C Shares are offered at their net asset value ("NAV") per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                              CDSC on shares
Years after purchase                                          being sold
--------------------------------------------------------------------------------
1st year                                                      5.00%
--------------------------------------------------------------------------------
2nd year                                                      4.00%
--------------------------------------------------------------------------------
3rd or 4th year                                               3.00%
--------------------------------------------------------------------------------
5th year                                                      2.00%
--------------------------------------------------------------------------------
6th year                                                      1.00%
--------------------------------------------------------------------------------
After 6th year                                                none
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                              CDSC on shares
Years after purchase                                          being sold
--------------------------------------------------------------------------------
1st year                                                      1.00%
--------------------------------------------------------------------------------
After 1st year                                                none
--------------------------------------------------------------------------------

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.


--------------------------------------------------------------------------------
Sales charge reductions and waivers

Reducing your Class A sales charges
There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedules. The first three ways can be combined in any manner.

- Accumulation Privilege -- lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market Funds will not qualify unless you have paid a sales charge on those shares.
- Letter of Intention -- lets you purchase Class A shares of the Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in the Fund's Class A shares during the next 13 months. The calculation of this amount would include accumulations and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market Funds will be excluded unless you have paid a sales charge on those shares. When you sign this letter, the Funds agree to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual


14 YOUR ACCOUNT
  purchase level. Also available for individual retirement account investors is a 48-month Letter of Intention, described in the SAI.
- Combination Privilege -- lets you combine classes of shares of all John Hancock funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).


Group Investment Program
A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section "Opening an account") and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).


CDSC waivers
As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make payments through certain systematic withdrawal plans
- certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutions(SM) program
- redemptions pursuant to the Fund's right to liquidate an account less than $1,000
- redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock
- to make certain distributions from a retirement plan
- because of shareholder death or disability

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).


Reinstatement privilege
If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock Fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.


Waivers for certain investors
Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

- selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)
- financial representatives utilizing Fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with the Distributor
- JHF III Trustees and other individuals who are affiliated with the Funds or other John Hancock funds (and their Immediate Family, as defined in the SAI)
- individuals transferring assets held in a SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to an IRA
- individuals converting assets held in an IRA, SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to a ROTH IRA
- individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SAR-SEP or Simple IRA invested in John Hancock funds back to the original account type from which it was converted
- participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)
- participants in certain 529 plans that have a signed agreement with the Distributor (one-year CDSC may apply)
- certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutions(SM) program

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).


Other waivers
Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

- exchanges from one John Hancock fund to the same class of any other John Hancock fund (see "Transaction Policies" for additional details)
- dividend reinvestments (see "Dividends and account policies" for additional details)


--------------------------------------------------------------------------------
Opening an account
1 Read this prospectus carefully.
2 Determine how much you want to invest. The minimum initial investments for the Class A, B and C shares of the Funds are as follows:
  - non-retirement account: $1,000
  - retirement account: $500
  - group investments: $250 per account
  - Monthly Automatic Accumulation Plan ("MAAP") $25 to open; you must invest at least $25 a month
  - there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment
  - there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the Distributor

3 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the instructions under "Buying shares."
  You and your financial representative can initiate any purchase, exchange or sale of shares.


                                                                 YOUR ACCOUNT 15

Important information about opening a new account
To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT
Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.


16 YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares

          Opening an account                                                    Adding to an account
------------------------------------------------------------------------------------------------------------------------------------
By check
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] -  Make out a check for the investment amount,                        -  Make out a check for the investment amount,
             payable to "John Hancock Signature Services,                          payable to "John Hancock Signature Services,
             Inc."                                                                 Inc."

          -  Deliver the check and your completed                               -  If your account statement has the detachable
             application to your financial representative,                         investment slip, please complete it in its
             or mail them to Signature Services (address                           entirety. If no slip is available, include a
             below).                                                               note specifying the Fund name(s), your share
                                                                                   class, your account number and the name(s) in
                                                                                   which the account is registered.

                                                                                -  Deliver the check and your investment slip or
                                                                                   note to your financial representative, or mail
                                                                                   them to Signature Services (address below). By
                                                                                   exchange

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] -  Call your financial representative or Signature                    -  Log on to www.jhfunds.com to process exchanges
             Services to request an exchange.                                      between Funds.

                                                                                -  Call EASI-Line for automated service 24 hours a
                                                                                   day at 1-800-338-8080.

                                                                                -  Call your financial representative or Signature
                                                                                   Services to request an exchange.

------------------------------------------------------------------------------------------------------------------------------------
By wire
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] -  Deliver your completed application to your                         -  Obtain wiring instructions by calling Signature
             financial representative, or mail it to                               Services at 1-800-225-5291.
             Signature Services.
                                                                                -  Instruct your bank to wire the amount of your
          -  Obtain your account number by calling your                            investment.
             financial representative or Signature Services
             at 1-800-225-5291.                                                 Specify the Fund's name, your choice of share
                                                                                class, your account number and the name(s) in
          -  Obtain wiring instructions by calling Signature                    which the account is registered. Your bank may
             Services at 1-800-225-5291.                                        charge a fee to wire funds. By Internet

          Specify the Fund name, your choice of share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

------------------------------------------------------------------------------------------------------------------------------------
By Internet
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] See "By exchange" and "By wire."                                      -  Verify that your bank or credit union is a
                                                                                   member of the Automated Clearing House ("ACH")
                                                                                   system.

                                                                                -  Complete the "Bank Information" section on your
                                                                                   account application.

                                                                                -  Log on to www.jhfunds.com to initiate purchases
                                                                                   using your authorized bank account.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] See "By exchange" and "By wire."                                      -  Verify that your bank or credit union is a
                                                                                   member of the ACH system.

                                                                                -  Complete the "Bank Information" section on your
                                                                                   account application.

                                                                                -  Call EASI-Line for automated service 24 hours a
                                                                                   day at 1-800-338-8080.

                                                                                -  Call your financial representative or call
                                                                                   Signature Services between 8:00 A.M. and 7:00
                                                                                   P.M., Eastern Time on most business days.

                                                                                To open or add to an account using the MAAP, see
                                                                                "Additional investor services."


                                                                 YOUR ACCOUNT 17

--------------------------------------------------------------------------------
Selling shares

                                                                                To sell some or all of your shares
------------------------------------------------------------------------------------------------------------------------------------
 By letter
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] -  Accounts of any type.                                              -  Write a letter of instruction or complete a
                                                                                   stock power indicating the Fund name, your
          -  Sales of any amount.                                                  share class, your account number, the name(s)
                                                                                   in which the account is registered and the
                                                                                   dollar value or number of shares you wish to
                                                                                   sell.

                                                                                -  Include all signatures and any additional
                                                                                   documents that may be required (see next page).

                                                                                -  Mail the materials to Signature Services.

                                                                                -  A check will be mailed to the name(s) and
                                                                                   address in which the account is registered, or
                                                                                   otherwise according to your letter of
                                                                                   instruction.

------------------------------------------------------------------------------------------------------------------------------------
By Internet
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] -  Most accounts.                                                     -  Log on to www.jhfunds.com to initiate
                                                                                   redemptions from your funds.
          -  Sales of up to $100,000.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] -  Most accounts.                                                     -  Call EASI-Line for automated service 24 hours a
                                                                                   day at 1-800-338-8080.
          -  Sales of up to $100,000.
                                                                                -  Call your financial representative or call
                                                                                   Signature Services between 8:00 A.M. and 7:00
                                                                                   P.M., Eastern Time on most business days.

------------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer ("EFT")
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] -  Requests by letter to sell any amount.                             -  To verify that the Internet or telephone
                                                                                   redemption privilege is in place on an account,
          -  Requests by Internet or phone to sell up to                           or to request the form to add it to an existing
             $100,000.                                                             account, call Signature Services.

                                                                                -  Funds requested by wire will generally be wired
                                                                                   the next business day. A $4.00 fee will be
                                                                                   deducted from your account. Your bank may also
                                                                                   charge you a fee for this service.

                                                                                -  Funds requested by EFT are generally available
                                                                                   by the second business day. Your bank may
                                                                                   charge you a fee for this service. By exchange

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] - Accounts of any type.                                               -  Obtain a current prospectus for the Fund into
                                                                                   which you are exchanging by Internet or by
          -  Sales of any amount.                                                  calling your financial representative or
                                                                                   Signature Services.

                                                                                -  Log on to www.jhfunds.com to process exchanges
                                                                                   between your funds.

                                                                                -  Call EASI-Line for automated service 24 hours a
                                                                                   day at 1-800-338-8080.

                                                                                -  Call your financial representative or Signature
                                                                                   Services to request an exchange.

To sell shares through a systematic withdrawal plan, see "Additional investor services."


18 YOUR ACCOUNT

Selling shares in writing
In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

- your address of record has changed within the past 30 days;
- you are selling more than $100,000 worth of shares -- this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock; or
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

------------------------------------------------------------------------------------------------------------------------------------
Seller                                                                  Requirements for written requests
------------------------------------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts (custodial            -  Letter of instruction.
accounts for minors).                                                   -  On the letter, the signatures of all persons
                                                                           authorized to sign for the account, exactly as the
                                                                           account is registered.
                                                                        -  Medallion signature guarantee, if applicable (see
                                                                           above).
------------------------------------------------------------------------------------------------------------------------------------
Owners of corporate, sole proprietorship, general partner               -  Letter of instruction.
or association accounts.                                                -  Corporate business/organization resolution, certified
                                                                           within the past 12 months, or a John Hancock funds
                                                                           business/organization certification form.
                                                                        -  On the letter and the resolution, the signature of the
                                                                           person(s) authorized to sign for the account.
                                                                        -  Medallion signature guarantee, if applicable (see
                                                                           above).
------------------------------------------------------------------------------------------------------------------------------------
Owners or trustees of trust accounts.                                   -  Letter of instruction.
                                                                        -  On the letter, the signature(s) of the trustee(s).
                                                                        -  Copy of the trust document, certified within the past
                                                                           12 months, or a John Hancock funds trust certification
                                                                           form.
                                                                        -  Medallion signature guarantee, if applicable (see
                                                                           above).
------------------------------------------------------------------------------------------------------------------------------------
Joint tenancy shareholders with rights of survivorship with             -  Letter of instruction signed by surviving tenant.
a deceased co-tenant(s).                                                -  Copy of death certificate.
                                                                        -  Medallion signature guarantee, if applicable (see
                                                                           above).
                                                                        -  Inheritance tax waiver (if applicable).
------------------------------------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                                       -  Letter of instruction signed by executor.
                                                                        -  Copy of order appointing executor, certified within
                                                                           the past 12 months.
                                                                        -  Medallion signature guarantee, if applicable (see
                                                                           above).
                                                                        -  Inheritance tax waiver (if applicable).
------------------------------------------------------------------------------------------------------------------------------------
Administrators, conservators, guardians and other sellers               -  Call 1-800-225-5291 for instructions.
or account types not listed above.
------------------------------------------------------------------------------------------------------------------------------------


                                                                 YOUR ACCOUNT 19

--------------------------------------------------------------------------------
Transaction policies


Valuation of shares
The NAV per share for each Fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 P.M., Eastern Time). Each Fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser or subadviser to be unreliable, the Fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by JHF III's Board of Trustees. All methods of determining the value of a security used by a Fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a Fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser or subadviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a Fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time a Fund determines its NAV. In those circumstances when a Fund believes the price of the security may be affected, the Fund uses the fair value of the security. In certain circumstances the Fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a Fund may trade on U.S. holidays and weekends, even though the Fund's shares will not be priced on those days. This may change the Fund's NAV on days when you cannot buy or sell Fund shares. For market prices and quotations, as well as for some fair value methods, the Fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. Each Fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. Each Fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.


Buy and sell prices
When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.


Execution of requests
The Fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday (except for certain holidays, as detailed in the SAI). Purchase and redemption requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the Fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.


Telephone transactions
For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.


Exchanges
You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into the Fund with a lower rate. The Funds may change or cancel their exchange policies at any time, upon 60 days' written notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).


Excessive trading
Each Fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a Fund can disrupt portfolio investment strategies and may increase Fund expenses for all shareholders, including long-term shareholders who do not generate these costs.


Right to reject or restrict purchase and exchange orders
Purchases and exchanges should be made primarily for investment purposes. JHF III reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, a Fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if a Fund or its agents determines that accepting the order could interfere with the efficient management of the Fund's portfolio or otherwise not be in a Fund's best interest in light of unusual trading activity related to your account. In the event that a Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. Each Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase side of the exchange will receive the Fund's NAV at the conclusion of the delay period. A Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.


Exchange limitation policies
The Funds' Board of Trustees has adopted the following policies and procedures by which each Fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.


20 YOUR ACCOUNT

Limitation on exchange activity
Each Fund, through its agents, undertakes to use its best efforts to exercise its right to restrict, reject or cancel, purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into the Fund account in an amount of $5,000 or more, exchanges $1,000 or more out of the Fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of a Fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Funds believe that they are advantageous to shareholders and do not implicate market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to a Fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices". Depending upon the composition of a Fund's shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of each Fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, each Fund considers information available to it at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.


Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of a Fund to prevent excessive trading of its shares, there is no guarantee that the Fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of a Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because a Fund will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage the Fund. For example, the ability of a Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the Fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of each Fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) of a Fund.


Excessive trading risk
To the extent that a Fund or its agents are unable to curtail excessive trading practices in the Fund, these practices may interfere with the efficient management of the Fund's portfolio and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Fund's operating costs and possibly decrease the Fund's investment performance. Maintenance of higher levels of cash balances would likewise possibly result in lower Fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

- A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
- A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Each Fund is subject to excessive trading risk as discussed in this section.

Any frequent trading strategies may interfere with efficient management of a Fund's portfolio. Each Fund that invests in the types of securities discussed above, may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the Fund shares held by other shareholders.


Account information
The Distributor is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the Distributor may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.


Certificated shares
The Funds do not issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services along with a letter of instruction or a stock power and a signature guarantee.


Sales in advance of purchase payments
When you place a request to sell shares of a Fund for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.


                                                                 YOUR ACCOUNT 21

--------------------------------------------------------------------------------
Dividends and account policies


Account statements
In general, you will receive account statements as follows:

- after every transaction (except a dividend reinvestment, automatic investment or systemic withdrawal) that affects your account balance
- after any changes of name or address of the registered owner(s)
- in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.


Dividends
Each Fund generally distributes most or all of its net earnings at least annually in the form of dividends. Each Fund typically declares and pays income dividends at least annually. Any capital gains are distributed at least annually.


Dividend reinvestments
Most investors have their dividends reinvested in additional shares of the same Fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you may choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.


Taxability of dividends
Dividends you receive from a Fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a Fund's short-term capital gains are taxable as ordinary income. Dividends from a Fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on a Fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.


Taxability of transactions
Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of a share you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.


Small accounts (non-retirement only)
If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, a Fund may close out your account and mail you the proceeds. Alternatively, the Fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to Fund performance or the effects of sales charges.


--------------------------------------------------------------------------------
Additional investor services


Monthly Automatic Accumulation Program
MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application
- If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services


Systematic withdrawal plan
This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account
- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same Fund is not advantageous to you, because of sales charges)
- Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule
- Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months
- Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services


Retirement plans
The Distributor offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.


Disclosure of portfolio holdings
The Funds' Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix B of the SAI and the portfolio holdings information can be found at: www.jhfunds.com.

The holdings of each Fund will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the Fund. In addition, the ten largest holdings of each Fund will be posted to the Web site listed above 30 days after each calendar quarter end. The information described above will remain on the Web site until the date a Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. A Fund's Form N-CSR and Form N-Q will contain the Fund's entire holdings as of the applicable calendar quarter end.


22 YOUR ACCOUNT

--------------------------------------------------------------------------------

Fund details
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Business structure

The diagram below shows the basic business structure used by JHF III.

The Board of Trustees oversees each Fund's business activities and retains the services of the various firms that carry out the Fund's operations.

With respect to the U.S. Quality Equity Fund, the Board of Trustees has the power to change the focus of the Fund's 80% investment policy without shareholder approval. The Fund will provide at least 60 days' written notice to shareholders prior to a change in its 80% investment strategy.


Management fees
The management fees listed in this table represent the maximum applicable rate on each Fund's breakpoint schedule and the actual rate charged may vary based on that schedule. The actual rate charged will vary from the maximum rate payable under the Funds' breakpoint schedules because of adjustments pursuant to those Funds' breakpoint schedules (as described earlier in each Fund's summary description) consistent with the actual assets in the Fund aggregated with assets in certain other John Hancock accounts managed by the subadviser. The management fees payable to the Adviser by the Funds are as follows:

--------------------------------------------------------------------------------
Fund                                                           % of net assets
--------------------------------------------------------------------------------
Active Value                                                   0.85%
--------------------------------------------------------------------------------
Global                                                         0.88%
--------------------------------------------------------------------------------
U.S. Quality Equity                                            0.78%
--------------------------------------------------------------------------------


                                                               --------------
                                                                Shareholders -----------------------|
                                                               --------------                       |
                                                                     |                              |
                                                                     |                              |
            |---                                -----------------------------------------------     |
            |                                            Financial services firms and               |
            |                                                their representatives                  |
            |                                                                                       |
            |                                      Advise current and prospective share-            |
            |     Distribution and     |--------  holders on their Fund investments, often -----|
            |   shareholder services   |         in the context of an overall financial plan        |
            |                          |        -----------------------------------------------     |
            |                          |                                                            |
            |                          |                                                            |
            |     -------------------------------------------              --------------------------------------------------
            |                 Principal distributor                                          Transfer agent
            |
            |                John Hancock Funds, LLC                              John Hancock Signature Services, Inc.
            |
            |      Markets the Funds and distributes shares                 Handles shareholder services, including record-
            |    through selling brokers, financial planners                keeping and statements, distribution of dividends
            |       and other financial representatives.                         and processing of buy and sell requests.
            |------------------------------------------------              --------------------------------------------------
                                       |                                                            |
                                       |                                                            |
                                       --------------------------------------------------------------
                                                                       |
--------------------------------       ------------------------------- |  ----------------------------------------             ---|
           Subadviser                       Investment adviser         |                   Custodian                              |
                                                                       |                                                          |
        Grantham, Mayo,                  John Hancock Investment       |         State Street Bank & Trust Co.                    |
     Van Otterloo & Co. LLC              Management Services, LLC      |             2 Avenue de Lafayette                        |
        40 Rowes Wharf                      601 Congress Street        |               Boston, MA 02111                   Asset   |
       Boston, MA 02110          ----     Boston, MA 02210-2805        |                                               management |
                                                                       |    Holds the Funds' assets, settles all                  |
  Provides portfolio management              Manages the Funds'        |    portfolio trades and collects most of                 |
          to the Funds.                  business and investment      |        the valuation data required for                   |
                                      |        activities.                        calculating each Fund's NAV.                    |
--------------------------------      -------------------------------  |  ----------------------------------------             ---|
                                                    |                  |                    |
                                                    |                  |                    |
                                                    ----------------------------------------
                                                                       |
                                                                       |
                                                       -----------------------------------
                                                                   Trustees

                                                          Oversee the Funds' activities.
                                                       -----------------------------------


                                                                 FUND DETAILS 23

--------------------------------------------------------------------------------
Business structure


Adviser
John Hancock Investment Management Services, LLC is the Adviser to JHF III. The Adviser is a Delaware limited liability company with principal offices located at 601 Congress Street, Boston, Massachusetts 02210-2805. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The Adviser is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Adviser administers the business and affairs of the Funds. The Adviser also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all series of JHF III.

The Adviser does not itself manage any of the Funds' portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the
Adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of each Fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Trustees of JHF III.

JHF III relies on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. JHF III, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF III (other than by reason of serving as subadviser to a Fund) or to change a subadvisory fee of a subadviser without the approval of shareholders.


Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC serves as subadviser to the Funds. GMO is a private company, founded in 1977. As of April 30, 2007, GMO managed on a worldwide basis more than $149 billion for mutual funds and institutional investors, such as pension plans, endowments and foundations.


Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees' approving the investment advisory and subadvisory contracts of the Funds is available in the Funds' semiannual reports to the shareholders for the period ended August 31, 2007.


--------------------------------------------------------------------------------
Management biographies
Day-to-day management of each Fund is the responsibility of one of several divisions comprised of investment professionals associated with the subadviser, GMO. Each division's members work collaboratively to manage the relevant Fund's portfolio, and no one person is primarily responsible for day-to-day management of any Fund; however, the individuals responsible for managing the implementation and monitoring of the overall portfolio management of the respective Funds are listed below. The table below identifies the investment divisions and the Funds for which they are responsible.

--------------------------------------------------------------------------------
Investment division                                     Funds managed
--------------------------------------------------------------------------------
U.S. Quantitative                                       Active Value
                                                        U.S. Quality Equity
--------------------------------------------------------------------------------
International Quantitative                              Global
--------------------------------------------------------------------------------

Below is a list of the senior members of each investment division, including a brief summary of their business careers over the past five years. The Funds' SAI contains additional details about the senior members of the relevant investment division, including information about such individuals' compensation, other accounts managed and their ownership of Fund shares, if any.


U.S. Quantitative Division
Sam Wilderman is the individual responsible for managing the implementation and monitoring of the overall portfolio management of Funds for which the U.S. Quantitative Division is responsible. Mr. Wilderman is the senior member of the U.S. Quantitative Division at GMO. Mr. Wilderman allocates responsibility for portions of each Fund's portfolio to various members of the Division, oversees the implementation of trades on behalf of the Funds, reviews the overall composition of the Funds' portfolios, including compliance with stated investment objectives and strategies, and monitors cash flows.

Mr. Wilderman served as co-director of U.S. equity management since 2005 and has served as Director since January 2006. Prior to this position, Mr. Wilderman had been responsible for emerging countries and emerging markets research and portfolio management at GMO. Mr. Wilderman joined GMO in 1996.

Edmond Choi is the individual responsible for managing the implementation and monitoring of the overall portfolio management of the Active Value Fund. Mr. Choi is a senior member of the U.S. Quantitative Division at GMO. Mr. Choi manages or allocates responsibility for portions of the Active Value Fund's portfolio to various members of the Division, oversees the implementation of trades on behalf of the Active Value Fund, reviews the overall composition of the Active Value Fund's portfolio, including compliance with stated investment objectives and strategies, and monitors cash flows.

Mr. Choi is currently responsible for managing or overseeing the portfolio management of certain GMO U.S. equity portfolios. From 1994 to 2005, Mr. Choi was a member of the division responsible for managing GMO's U.S. active equity portfolios, and, beginning in 2001, was responsible for overseeing the management of GMO's U.S. active equity portfolios.


International Quantitative Division
Dr. Thomas Hancock is the individual responsible for managing the implementation and monitoring of the overall portfolio management of the Funds for which the International Quantitative Division is responsible. Dr. Hancock is the director of the Division. Dr. Hancock allocates responsibility for portions of each Fund's portfolio to various team members of the Division, oversees the implementation of trades on behalf of the Funds, reviews the overall composition of the Funds' portfolios, including compliance with stated investment objectives and strategies, and monitors cash flows.

Dr. Hancock has been responsible for overseeing the portfolio management of GMO's international developed market and global quantitative equities portfolios since 1995.

Appendix C of the SAI includes information about the portfolio managers, including information about their compensation, accounts they manage other than the Funds and their ownership of the Funds' shares, if any.


24 FUND DETAILS

For more information
--------------------------------------------------------------------------------
Two documents are available that offer further information on the Funds:

Annual/Semiannual Report to Shareholders
The annual and semiannual reports include financial statements. The annual report also includes a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year in addition to the auditors' report.

Statement of Additional Information
The SAI contains more detailed information on all aspects of the Funds. The SAI includes a summary of JHF III's policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.


(C)2007 JOHN HANCOCK FUNDS, LLC GM02PN 7/07


To request a free copy of the current prospectus, annual/ semiannual report or the SAI, to request other information or to make shareholder inquiries, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-554-6713

On the Internet: www.jhfunds.com


Or you may view or obtain these documents and other information from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC
For access to the Reference Room call 202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the EDGAR Database on the Internet: www.sec.gov

SEC number: 811-21777
--------------------------------------------------------------------------------

      [LOGO]
   John Hancock
the future is yours


John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

{logo}John Hancock (R)
----------------------
MUTUAL FUNDS

                                                                   John Hancock
                                                    Equity & International Funds
--------------------------------------------------------------------------------

                                                                CLASS R1 SHARES

                                                                    Growth Fund
                                                      Growth Opportunities Fund
                                                        International Core Fund
                                                      International Growth Fund
                                                           Intrinsic Value Fund
                                                                 U.S. Core Fund
                                                       Value Opportunities Fund
--------------------------------------------------------------------------------

Prospectus
7.1.2007


As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

JOHN HANCOCK FUNDS
--------------------------------------------------------------------------------
Growth Fund                                                       4
Growth Opportunities Fund                                         6
International Core Fund                                           8
International Growth Fund                                        10
Intrinsic Value Fund                                             12
U.S. Core Fund                                                   14
Value Opportunities Fund                                         16

PRINCIPAL RISKS
--------------------------------------------------------------------------------
Description of principal risks                                   18

YOUR ACCOUNT
--------------------------------------------------------------------------------
Who can buy Class R1 shares                                      21
Class R1 shares cost structure                                   21
Opening an account                                               21
Information for plan participants                                21
Transaction policies                                             22
Dividends and account policies                                   24
Additional investor services                                     24

FUND DETAILS
--------------------------------------------------------------------------------
Business structure                                               25
Management biographies                                           26
Financial highlights                                             27
Appendix -- Related Performance Information                      31

FOR MORE INFORMATION                                             BACK COVER
--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------

JOHN HANCOCK FUNDS III
This prospectus contains information regarding series (each a "Fund" and, collectively, the "Funds") of John Hancock Funds III ("JHF III"). Summary descriptions of each Fund, which set forth each Fund's investment objective and describe each Fund's principal investment strategies and principal risks, are provided in the next section of this prospectus. The summaries are not designed to be all-inclusive and each Fund may make investments, employ strategies and be exposed to risks that are not contained in the Fund's summary description. More information about each Fund's investments and strategy is set forth in the Statement of Additional Information ("SAI").

John Hancock Investment Management Services, LLC serves as each Fund's investment adviser (the "Adviser"). The Adviser has retained Grantham, Mayo, Van Otterloo & Co. LLC ("GMO" or the subadviser) to manage each Fund's assets. More information about the Adviser and the subadviser can be found in the "Fund Details" section of this prospectus.

RISKS OF MUTUAL FUNDS
Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Funds, be sure to read all risk disclosure carefully before investing.

FUND INFORMATION KEY
--------------------------------------------------------------------------------
Concise Fund-by-Fund descriptions begin on the next page. Each description provides the following information:

[graphic] Goal and strategy

The Fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[graphic] Past performance

The Fund's total return, measured year-by-year and over time.

[graphic] Principal risks

The major risk factors associated with the Fund.

[graphic] Your expenses

The overall costs borne by an investor in the Fund, including sales charges and annual expenses.

--------------------------------------------------------------------------------
Growth Fund
--------------------------------------------------------------------------------
[graphic] Goal and strategy

GOAL: The Fund seeks long-term capital growth.

STRATEGY: The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000 Index and in companies with size and growth characteristics similar to those of companies with stocks in the Index. As of April 30, 2007, the market capitalization of companies that issue stocks included in the Russell 1000 Index, a U.S. stock index, ranged from $1.3 billion to $447.2 billion.

The subadviser uses proprietary research and quantitative models to identify stocks it believes have improving fundamentals. From that group, the subadviser then selects those stocks it believes have growth characteristics and which trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

--------------------------------------------------------------------------------
[graphic] Past performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, no past performance is presented here.

4 FUNDS

[graphic] Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
-    Equity securities risk
-    Medium and smaller company risk
-    Hedging and other strategic transactions risk
-    Non-diversification risk
-    Management risk

SUBADVISER

Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management; founded in 1977; supervised by the Adviser.

See page 26 for the management biographies.

FUND CODES

Class R1
Ticker                  GORRX
CUSIP                   47803T643
Newspaper               --
JH Fund Number          686

--------------------------------------------------------------------------------
[graphic] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly.


----------------------------------------------------------------------------
Annual operating expenses                                       Class R1
----------------------------------------------------------------------------
Management fee(1)                                               0.80%
----------------------------------------------------------------------------
Distribution and service (12b-1) fee                            0.50%
----------------------------------------------------------------------------
Service plan fee                                                0.25%
----------------------------------------------------------------------------
Other expenses                                                  20.00%
----------------------------------------------------------------------------
Total operating expenses                                        21.55%
----------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6-30-08)      19.81%
----------------------------------------------------------------------------
Net operating expenses(2)                                       1.74%

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.


-------------------------------------------------------------------------
Expenses                      Year 1     Year 3     Year 5     Year 10
-------------------------------------------------------------------------
Class R1                      $  177    $  3,921    $  6,529    $ 10,089

1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the Growth Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule: 0.80% for aggregate assets under management up to and including $500 million, 0.78% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.77% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.76% for aggregate assets under management in excess of $2.5 billion.

2 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.11% of the Fund's average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows:
     1.50% for Class R1. This expense reimbursement shall continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to JHF III.


                                                                        FUNDS  5

--------------------------------------------------------------------------------
Growth Opportunities Fund
--------------------------------------------------------------------------------
[graphic] Goal and strategy

GOAL: The Fund seeks long-term capital growth.

STRATEGY: The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500 Index and in companies with total market capitalizations similar to those of companies with stocks in the Index ("small- and mid-cap companies"). As of April 30, 2007, the market capitalization of companies that issue stocks included in the Russell 2500 Index, a U.S. stock index, ranged from $1.6 million to $9.6 billion. In addition, as of April 30, 2007, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $1.4 billion, and the median market capitalization was approximately $896 million. Under normal circumstances, the Fund invests at least 80% of its assets in small-and mid-cap companies.

The subadviser uses proprietary research and quantitative models to identify small- and mid-cap company stocks the subadviser believes have improving fundamentals. From that group the subadviser then selects small- and mid-cap company stocks it believes have growth characteristics and which trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.
--------------------------------------------------------------------------------
[graphic] Past performance

The graph shows the total return of the Fund's Class A shares for the calendar year ended December 31, 2006, while the table shows performance of these shares over time (along with a broad-based market index for reference)(1). This information may help to provide an indication of the Fund's risk. Performance before and after taxes does not indicate future results.

---------------------------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)(1)
---------------------------------------------------------------------------------------------------
Most recent quarter: Q1 2007, 3.47%  Best quarter: Q1  2006, 11.34%  Worst quarter: Q2 2006, -6.18%

[The following data was represented as a bar chart in the printed material]

2006              8.84

--------------------------------------------------------------------------------
Average annual total returns (including sales                        Life of
charge) for periods ending 12-31-06(1)               1 year          Class A
--------------------------------------------------------------------------------
Class A before tax (began 9-16-05)                    3.37%           5.01%
--------------------------------------------------------------------------------
Class A after tax on distributions                    3.06%           4.76%
--------------------------------------------------------------------------------
Class A after tax on distributions, with sale         2.24%           4.14%
--------------------------------------------------------------------------------
Russell 2500 Growth Index                            12.26%          11.71%

1 Performance linked to the predecessor fund, GMO U.S. Growth Fund Class III shares. Class A shares of the Fund would have substantially similar annual returns as Class R1 shares because the assets represented by Class A shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses.

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

Benchmark Index (reflects no fees or taxes)
Russell 2500 Growth Index measures the performance of stocks included in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values and is independently maintained and published by the Frank Russell Company.


6  FUNDS

[graphic] Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
-    Equity securities risk
-    Liquidity risk
-    Medium and smaller company risk
-    Hedging and other strategic transactions risk
-    Non-diversification risk
-    Management risk


SUBADVISER

Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management; founded in 1977; supervised by the Adviser.

See page 26 for the management biographies.

FUND CODES

Class R1
Ticker                  GOSRX
CUSIP                   47803T692
Newspaper               --
JH Fund Number          684

--------------------------------------------------------------------------------
[graphic] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly.

----------------------------------------------------------------------------
Annual operating expenses                                       Class R1
----------------------------------------------------------------------------
Management fee(1)                                               0.80%
----------------------------------------------------------------------------
Distribution and service (12b-1) fee                            0.50%
----------------------------------------------------------------------------
Service plan fee                                                0.25%
----------------------------------------------------------------------------
Other expenses                                                  22.65%
----------------------------------------------------------------------------
Acquired Fund fees and expenses                                 0.01%
----------------------------------------------------------------------------
Total operating expenses(2)                                     24.21%
----------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6-30-08)      22.32%
----------------------------------------------------------------------------
Net operating expenses(3)                                       1.89%

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.


-------------------------------------------------------------------------
Expenses                      Year 1     Year 3     Year 5     Year 10
-------------------------------------------------------------------------
Class R1                      $  192    $  4,272    $  6,934    $ 10,216


1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the Growth Opportunities Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule:
     0.80% for aggregate assets under management up to and including $500 million, 0.78% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.77% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.76% for aggregate assets under management in excess of $2.5 billion.

2 The "Total operating expenses" include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (each, an "Acquired Fund"). The Total operating expenses shown may not correlate to the Fund's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund fees and expenses.

3 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.24% of the Fund's average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows:
     1.64% for Class R1. This expense reimbursement shall continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to JHF III.


                                                                        FUNDS  7

--------------------------------------------------------------------------------
International Core Fund
--------------------------------------------------------------------------------
[graphic] Goal and strategy

GOAL: The Fund seeks high total return.

STRATEGY: The Fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the U.S. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of non-U.S. issuers.

The subadviser uses proprietary research and quantitative models to evaluate and select individual stocks, countries and currencies based on several factors, including:

-    Stocks -- valuation, firm quality and improving fundamentals;
- Countries -- stock market valuation, positive GDP trends, positive market sentiment; and
- Currencies -- export and producer price parity, balance of payments and interest rate differentials.

The factors considered by the subadviser and the models used may change over time. In using these models to construct the Fund's portfolio, the subadviser expects that stock selection will reflect a slight bias for value stocks it believes are of high quality. The subadviser seeks to manage the Fund's exposure to market capitalization categories (e.g., small cap, medium cap and large cap) relative to the Fund's benchmark, the MSCI EAFE Index. As of April 30, 2007, the market capitalization of companies that issue stocks included in the MSCI EAFE Index ranged from $298.4 million to $225.9 billion.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments);
(iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.
--------------------------------------------------------------------------------
[graphic] Past performance

The graph shows the total return of the Fund's Class A shares for the calendar year ended December 31, 2006, while the table shows performance of these shares over time (along with a broad-based market index for reference)(1). This information may help to provide an indication of the Fund's risk. Performance before and after taxes does not indicate future results.

---------------------------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)(1)
---------------------------------------------------------------------------------------------------
Most recent quarter: Q1 2007, 4.68%  Best quarter: Q1 2006, 10.37%  Worst quarter: Q2 2006, 0.45%

[The following data was represented as a bar chart in the printed material]

2006              25.33%


--------------------------------------------------------------------------------
Average annual total returns (including sales                        Life of
charge) for periods ending 12-31-06(1)               1 year          Class A
--------------------------------------------------------------------------------
Class A before tax (began 9-16-05)                   19.07%          18.88%
--------------------------------------------------------------------------------
Class A after tax on distributions                   18.70%          18.59%
--------------------------------------------------------------------------------
Class A after tax on distributions, with sale        12.39%          15.94%
--------------------------------------------------------------------------------
MSCI EAFE Index                                      26.34%          24.92%

1 Performance linked to the predecessor fund, GMO International Core Equity Fund Class III shares. Class A shares of the Fund would have substantially similar annual returns as Class R1 shares because the assets represented by Class A shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses.

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

Benchmark Index (reflects no fees or taxes)
MSCI EAFE Index (Europe, Australasia, and Far East), a large-capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.


8  FUNDS

[graphic] Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
-    Equity securities risk
-    Medium and smaller company risk
-    Hedging and other strategic transactions risk
-    Foreign securities risk (including currency risk)
-    Management risk

SUBADVISER

Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management; founded in 1977; supervised by the Adviser.

See page 26 for the management biographies.

FUND CODES

Class R1
Ticker                  GOCRX
CUSIP                   47803T452
Newspaper               --
JH Fund Number          666

--------------------------------------------------------------------------------
[graphic] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly.

----------------------------------------------------------------------------
Annual operating expenses                                       Class R1
----------------------------------------------------------------------------
Management fee(1)                                               0.89%
----------------------------------------------------------------------------
Distribution and service (12b-1) fee                            0.50%
----------------------------------------------------------------------------
Service plan fee                                                0.25%
----------------------------------------------------------------------------
Other expenses                                                  18.76%
----------------------------------------------------------------------------
Total operating expenses                                        20.40%
----------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6-30-08)      18.46%
----------------------------------------------------------------------------
Net operating expenses(2)                                       1.94%

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.

-------------------------------------------------------------------------
Expenses                      Year 1     Year 3     Year 5     Year 10
-------------------------------------------------------------------------
Class R1                      $  197    $  3,779    $  6,343    $ 10,001

1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the International Core Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule:
     0.92% for aggregate assets under management up to and including $100 million, 0.895% for aggregate assets under management in excess of $100 million and up to and including $1 billion and a final rate of 0.88% for aggregate assets under management in excess of $1 billion.

2 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.20% of the Fund's average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows:
     1.70% for Class R1. This expense reimbursement shall continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to JHF III.


                                                                        FUNDS  9

--------------------------------------------------------------------------------
International Growth Fund
--------------------------------------------------------------------------------
[graphic] Goal and strategy

GOAL: The Fund seeks high total return.

STRATEGY: The Fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the U.S. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of non-U.S. issuers.

The subadviser, using proprietary research and quantitative models, seeks to add value by capitalizing on inefficiencies it perceives in the pricing of growth stocks. The subadviser uses quantitative models and fundamental investment principles to select growth stocks the subadviser believes have improving fundamentals and prices that reflect the relevant market's discount to their fundamental value. The subadviser maintains diversification across countries, and tilts the Fund's portfolio in favor of countries that the subadviser believes have the highest growth prospects or that the subadviser believes are most undervalued. The subadviser also considers factors that may influence the growth potential of a particular country, such as currency valuation. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use exchange-traded and over-the-counter derivatives and related instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; or (iv) adjust its foreign currency exposure. The Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.
--------------------------------------------------------------------------------
[graphic] Past performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, no past performance is presented here.

10 FUNDS

[graphic] Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
-    Equity securities risk
-    Liquidity risk
-    Medium and smaller company risk
-    Hedging and other strategic transactions risk
-    Foreign securities risk (including currency risk)
-    Management risk

SUBADVISER

Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

Responsible for day-to-day investment management; founded in 1977; supervised by the Adviser.

See page 26 for the management biographies.

FUND CODES

Class R1
Ticker                  GOIRX
CUSIP                   47803T577
Newspaper               --
JH Fund Number          687

--------------------------------------------------------------------------------
[graphic] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly.

----------------------------------------------------------------------------
Annual operating expenses                                       Class R1
----------------------------------------------------------------------------
Management fee(1)                                               0.92%
----------------------------------------------------------------------------
Distribution and service (12b-1) fee                            0.50%
----------------------------------------------------------------------------
Service plan fee                                                0.25%
----------------------------------------------------------------------------
Other expenses                                                  19.11%
----------------------------------------------------------------------------
Total operating expenses                                        20.78%
----------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6-30-08)      18.84%
----------------------------------------------------------------------------
Net operating expenses(2)                                       1.94%

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.


-------------------------------------------------------------------------
Expenses                      Year 1     Year 3     Year 5     Year 10
-------------------------------------------------------------------------
Class R1                      $  197    $  3,831    $  6,409    $ 10,033

1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the International Growth Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule:
     0.92% for aggregate assets under management up to and including $100 million, 0.895% for aggregate assets under management in excess of $100 million and up to and including $1 billion and a final rate of 0.88% for aggregate assets under management in excess of $1 billion.

2 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.20% of the Fund's average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows:
     1.70% for Class R1. This expense reimbursement shall continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to JHF III.


                                                                       FUNDS  11

--------------------------------------------------------------------------------
Intrinsic Value Fund
--------------------------------------------------------------------------------
[graphic] Goal and strategy

GOAL: The Fund seeks to achieve long-term capital growth.

STRATEGY: The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000 Index, and in companies with size and value characteristics similar to those of companies with stocks in the Index. As of April 30, 2007, the market capitalization of companies that issue stocks included in the Russell 1000 Index, a U.S. stock index, ranged from $1.3 billion to $447.2 billion.

The subadviser uses proprietary research and quantitative models to seek out stocks it believes are undervalued and have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights and market capitalization. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.
--------------------------------------------------------------------------------
[graphic] Past performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, no past performance is presented here.


12 FUNDS

[graphic] Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
-    Equity securities risk
-    Medium and smaller company risk
-    Hedging and other strategic transactions risk
-    Non-diversification risk
-    Management risk

SUBADVISER

Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management; founded in 1977; supervised by the Adviser.

See page 26 for the management biographies.

FUND CODES

Class R1
Ticker                  GOVRX
CUSIP                   47803T767
Newspaper               --
JH Fund Number          651

--------------------------------------------------------------------------------
[graphic] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly.

----------------------------------------------------------------------------
Annual operating expenses                                       Class R1
----------------------------------------------------------------------------
Management fee(1)                                               0.78%
----------------------------------------------------------------------------
Distribution and service (12b-1) fee                            0.50%
----------------------------------------------------------------------------
Service plan fee                                                0.25%
----------------------------------------------------------------------------
Other expenses                                                  19.32%
----------------------------------------------------------------------------
Total operating expenses                                        20.85%
----------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6-30-08)      19.16%
----------------------------------------------------------------------------
Net operating expenses(2)                                       1.69%

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.

-------------------------------------------------------------------------
Expenses                      Year 1     Year 3     Year 5     Year 10
-------------------------------------------------------------------------
Class R1                      $  172    $  3,824    $  6,410    $ 10,037

1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the Intrinsic Value Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule: 0.78% for aggregate assets under management up to and including $500 million, 0.76% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.75% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.74% for aggregate assets under management in excess of $2.5 billion.

2 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.08% of the Fund's average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows:
     1.45% for Class R1. This expense reimbursement shall continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to JHF III.

                                                                       FUNDS  13

--------------------------------------------------------------------------------
U.S. Core Fund
--------------------------------------------------------------------------------
[graphic] Goal and strategy

GOAL: The Fund seeks high total return.

STRATEGY: To gain broad exposure to the U.S. equity market, the fund typically makes equity investments in U.S. companies with capitalizations similar to the capitalizations of companies that issue stocks included in the S&P 500 Index. As of April 30, 2007, the market capitalization of companies that issue stocks included in the S&P 500 Index ranged from $1.6 billion to $447.2 billion. Under normal circumstances, the Fund invests at least 80% of its assets in investments tied economically to the U.S.

The subadviser uses proprietary research and quantitative models to seek out stocks it believes are undervalued as well as stocks the subadviser believes have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights and market capitalization. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.
--------------------------------------------------------------------------------
[graphic] Past performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, no past performance is presented here.


14 FUNDS

[graphic] Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
-    Equity securities risk
-    Medium and smaller company risk
-    Hedging and other strategic transactions risk
-    Management risk

SUBADVISER

Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

Responsible for day-to-day investment management; founded in 1977; supervised by the Adviser.

See page 26 for the management biographies.

FUND CODES

Class R1
Ticker                  GOTRX
CUSIP                   47803T502
Newspaper               --
JH Fund Number          665

--------------------------------------------------------------------------------
[graphic] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly.

----------------------------------------------------------------------------
Annual operating expenses                                       Class R1
----------------------------------------------------------------------------
Management fee(1)                                               0.76%
----------------------------------------------------------------------------
Distribution and service (12b-1) fee                            0.50%
----------------------------------------------------------------------------
Service plan fee                                                0.25%
----------------------------------------------------------------------------
Other expenses                                                  19.61%
----------------------------------------------------------------------------
Total operating expenses                                        21.12%
----------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6-30-08)      19.43%
----------------------------------------------------------------------------
Net operating expenses(2)                                       1.69%

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.


-------------------------------------------------------------------------
Expenses                      Year 1     Year 3     Year 5     Year 10
-------------------------------------------------------------------------
Class R1                      $  172    $  3,861    $  6,456    $ 10,058


1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the U.S. Core Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule: 0.78% for aggregate assets under management up to and including $500 million, 0.76% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.75% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.74% for aggregate assets under management in excess of $2.5 billion.

2 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.10% of the Fund's average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows:
     1.45% for Class R1. This expense reimbursement shall continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to JHF III.

                                                                       FUNDS  15

--------------------------------------------------------------------------------
Value Opportunities Fund
--------------------------------------------------------------------------------
[graphic] Goal and strategy

GOAL: The Fund seeks long-term capital growth.

STRATEGY: The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500 Index, and in companies with total market capitalizations similar to those of companies with stocks in the Index ("small- and mid-cap companies"). As of April 30, 2007, the market capitalization of companies that issue stocks included in the Russell 2500 Index ranged from $1.6 million to $9.6 billion. In addition, as of April 30, 2007, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $1.4 billion, and the median market capitalization was approximately $896 million. Under normal circumstances, the Fund invests at least 80% of its assets in small- and mid-cap companies.

The subadviser uses proprietary research and quantitative models to identify small- and mid-cap company stocks it believes have improving fundamentals and which trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.
--------------------------------------------------------------------------------
[graphic] Past performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, no past performance is presented here.

16 FUNDS

[graphic] Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
-    Equity securities risk
-    Liquidity risk
-    Medium and smaller company risk
-    Hedging and other strategic transaction risk
-    Management risk

SUBADVISER

Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management; founded in 1977; supervised by the Adviser.

See page 26 for the management biographies.

FUND CODES

Class R1
Ticker                  GOURX
CUSIP                   47803T510
Newspaper               --
JH Fund Number          663

--------------------------------------------------------------------------------
[graphic] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly.

----------------------------------------------------------------------------
Annual operating expenses                                       Class R1
----------------------------------------------------------------------------
Management fee(1)                                               0.80%
----------------------------------------------------------------------------
Distribution and service (12b-1) fee                            0.50%
----------------------------------------------------------------------------
Service plan fee                                                0.25%
----------------------------------------------------------------------------
Other expenses                                                  20.14%
----------------------------------------------------------------------------
Acquired Fund fees and expenses                                 0.03%
----------------------------------------------------------------------------
Total operating expenses(2)                                     21.72%
----------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6-30-08)      19.96%
----------------------------------------------------------------------------
Net operating expenses(3)                                       1.76%

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.


-------------------------------------------------------------------------
Expenses                      Year 1     Year 3     Year 5     Year 10
-------------------------------------------------------------------------
Class R1                      $  179    $  3,945    $  6,557    $ 10,101

1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the Value Opportunities Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule:
     0.80% for aggregate assets under management up to and including $500 million, 0.78% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.77% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.76% for aggregate assets under management in excess of $2.5 billion.

2 The "Total operating expenses" include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (each, an "Acquired Fund"). The Total operating expenses shown may not correlate to the Fund's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund fees and expenses.

3 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.09% of the Fund's average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows:
     1.49% for Class R1. This expense reimbursement shall continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to JHF III.


                                                                       FUNDS  17

--------------------------------------------------------------------------------
Principal risks
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Description of principal risks
The following chart identifies the principal risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to the Fund at various times.


                                                                  Hedging
                                                                  and Other
                        Equity                     Medium and     Strategic      Foreign      Non-
                        Securities   Liquidity     Smaller        Transactions   Securities   Diversification   Management
Fund                    Risk         Risk          Company Risk   Risk           Risk         Risk              Risk
-----------------------------------------------------------------------------------------------------------------------------
Growth                      |_|                         |_|            |_|                         |_|              |_|
-----------------------------------------------------------------------------------------------------------------------------
Growth Opportunities        |_|           |_|           |_|            |_|                         |_|              |_|
-----------------------------------------------------------------------------------------------------------------------------
International Core          |_|                         |_|            |_|          |_|                             |_|
-----------------------------------------------------------------------------------------------------------------------------
International Growth        |_|           |_|           |_|            |_|          |_|                             |_|
-----------------------------------------------------------------------------------------------------------------------------
Intrinsic Value             |_|                         |_|            |_|                         |_|              |_|
-----------------------------------------------------------------------------------------------------------------------------
U.S. Core                   |_|                         |_|            |_|                                          |_|
-----------------------------------------------------------------------------------------------------------------------------
Value Opportunities         |_|           |_|           |_|            |_|                                          |_|

Factors that may affect a particular Fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these principal risks and certain related risks, but is not intended to include every potential risk. All Funds could be subject to additional risks because the types of investments made by each Fund may change over time. The SAI includes more information about the Funds and their investments.


Equity securities risk
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition, and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase of production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or generally adverse investor sentiment. Even a Fund that invests in high-quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Each Fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects each Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Value securities Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price below what the subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. Each Fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that a subadviser anticipates.

Growth securities Certain equity securities (generally referred to as "growth securities") are purchased primarily because the subadviser believes that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to market fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. When a Fund invests primarily in growth securities, it is subject to these risks.


18 PRINCIPAL RISKS

Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a Fund's investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in a foreign security. Some of the foreign risks are also applicable to certain Funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a Fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a Fund's investments. Currency risk includes both the risk that currencies in which a Fund's investments are traded, or currencies in which a Fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain Funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the Fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, a Fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain Funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a Fund's currency exposure being substantially different than that suggested by its securities investments. All Funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase the Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.


Hedging and other strategic transactions risk
The Funds may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Each Fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Each Fund also may use derivatives as a way to adjust efficiently the exposure of the Fund to various securities, markets and currencies without the Fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of Fund assets and making new investments over time. For a description of the various derivative instruments a Fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a Fund to the risk that the counterparty to an over-the-counter ("OTC") derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty would meet its contractual obligations or that, in the event of default, the Fund would succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. Each Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent that a Fund contracts with a limited number of counterparties, the Fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indexes they are designed to hedge or closely track. Suitable derivative transactions may not


                                                              PRINCIPAL RISKS 19
be available in all circumstances. In addition, the subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of a Fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a Fund's portfolio securities. If the transaction is not successful it could result in a loss to the Fund. These transactions may also increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a Fund's initial investment in such contracts. In addition, these transactions could result in a loss to a Fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent a portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

Credit and counterparty risk This is the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

A Fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. A Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.


Liquidity risk
Liquidity risk exists when particular securities are difficult to sell due to a limited market or to legal restrictions, such that a Fund may be prevented from selling particular securities at an advantageous price. Certain Funds may be subject to liquidity risk. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. These securities are more likely to be fair valued. Liquidity risk may also exist when a Fund has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements or closing out a short sale).


Management risk
Each Fund is subject to management risk because it relies on the subadviser's ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that these will produce the desired results. The subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. A Fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a Fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a Fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.


Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to Funds that invest in the securities of companies with smaller market capitalizations or that primarily make investments in companies with smaller- or medium-sized market capitalizations.


Non-diversification risk
Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain Funds are not "diversified" within the meaning of the Investment Company Act of 1940, as amended ("1940 Act"). This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with the Fund's investment strategies or techniques for these Funds may be more pronounced than for Funds that are "diversified."


20 PRINCIPAL RISKS

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Your account
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Who can buy Class R1 shares
Class R1 shares are available to certain types of investors, as noted below:

- 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase plans, defined-benefit plans and non-qualified deferred compensation plans (eligible retirement plans).
- The plan's recordkeeper or financial service firm must have an agreement with John Hancock Funds, LLC to utilize Class R1 shares in certain investment products or programs.
- Class R1 shares are available only to retirement plans where Class R1 shares are held on the books of the Fund through omnibus accounts (either at the plan level or at the level of the financial service firm).

Class R1 shares are not available to retail or institutional non-retirement accounts, traditional and ROTH IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or Individual 403(b) plans.


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Class R1 shares cost structure
Class R1 shares are offered without any front-end or contingent deferred sales charges ("CDSC").

Class R1 shares have a Rule 12b-1 plan and a separate Service Plan. Under the 12b-1 plan, the Fund pays a fee of up to 0.50% for the sale, distribution and service of its shares, including services to retirement plans or plan participants. In addition, under the Service Plan, the Fund may pay a separate service fee of up to 0.25% for certain other services to retirement plans or participants.

Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost you more than other types of sales charges.

Other share classes of the Fund, which have their own expense structures, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in Fund shares.


Additional payments to financial intermediaries
Shares of the Funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the Funds in two principal ways:

-    directly, by the payment of sales commissions, if any; or
-    indirectly, as a result of the Fund paying Rule 12b-1 fees.

Certain firms may request, and the John Hancock Funds, LLC (the "Distributor") may agree to make, payments in addition to sales commissions and 12b-1 fees out of the Distributor's own resources.

These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the Funds' shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the Funds and that are willing to cooperate with the Distributor's promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing each Fund's net assets, which, as well as benefiting each Fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain Funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor's marketing efforts by allowing the Adviser to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the Funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Funds.

The SAI discusses the Distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask the firm about any payments it receives from the Distributor or the Funds, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provision of services to the Funds, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the Funds. If an intermediary provides these services, the Adviser or the Funds may compensate the intermediary for these services.

In addition, an intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the Funds.


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Opening an account

1    Read this prospectus carefully.
2 Determine if you are eligible, referring to "Who can buy Class R1 shares," above.
3 Eligible retirement plans generally may open an account and purchase Class R1 shares by contacting any broker, dealer or other financial service firm authorized to sell Class R1 shares of the Funds. Additional shares may be purchased through a retirement plan's administrator or recordkeeper. There is no minimum initial investment for Class R1 shares. A retirement plan participant can obtain a retirement plan application or a rollover individual retirement account application from his/her financial representative, plan administrator or by calling John Hancock Signature Services, Inc. ("Signature Services"), the Funds' transfer agent, at 1-888-972-8696.


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Information for plan participants
Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a retirement plan or employee benefits office can provide participants with detailed information on how to participate in the plan, select a Fund as an investment option, select different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about


                                                                 YOUR ACCOUNT 21
participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirement plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R1 shares of the Funds.

To buy or sell shares, consult your plan administrator or retirement plan record keeper.


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Transaction policies

Valuation of shares
The net asset value ("NAV") per share for each Fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 P.M., Eastern Time). Each Fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser or subadviser to be unreliable, the Fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the JHF III Board of Trustees. All methods of determining the value of a security used by a Fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a Fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser or subadviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a Fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time a Fund determines its NAV. In those circumstances when a Fund believes the price of the security may be affected, a Fund uses the fair value of the security. In certain circumstances a Fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a Fund may trade on U.S. holidays and weekends, even though the Fund's shares will not be priced on those days. This may change the Fund's NAV on days when you cannot buy or sell Fund shares. For market prices and quotations, as well as for some fair value methods, the Fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. Each Fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. Each Fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.


Buy and sell prices
When you purchase shares, you pay the NAV. When you redeem shares, you receive the NAV.


Execution of requests
The Fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday (except for certain holidays, as detailed in the SAI). Purchase and redemption requests are executed at the next NAV to be calculated after receipt of your request in good order.

In unusual circumstances, the Fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.


Exchanges
You may exchange Class R1 shares for Class R1 shares of other John Hancock Funds that are available through your plan, or Money Market Fund Class A without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class R1 shares.


Excessive trading
Each Fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a Fund can disrupt portfolio investment strategies and may increase Fund expenses for all shareholders, including long-term shareholders who do not generate these costs.


Right to reject or restrict purchase and exchange orders
Purchases and exchanges should be made primarily for investment purposes. JHF III reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, a Fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if a Fund or its agents determines that accepting the order could interfere with the efficient management of the Fund's portfolio or otherwise not be in the Fund's best interest in light of unusual trading activity related to your account. In the event that a Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. Each Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase side of the exchange will receive the Fund's NAV at the conclusion of the delay period. A Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.


22 YOUR ACCOUNT

Exchange limitation policies
The Funds' Board of Trustees has adopted the following policies and procedures by which each Fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.


Limitation on exchange activity
Each Fund, through its agents, undertakes to use its best efforts to exercise its right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a Fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that Fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of a Fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Funds believe that they are advantageous to shareholders and do not implicate market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to a Fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices". Depending upon the composition of a Fund's shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of each Fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, each Fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.


Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of a Fund to prevent excessive trading of its shares, there is no guarantee that the Fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of a Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because a Fund will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage the Fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the Fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of each Fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) of a Fund.


Excessive trading risk
To the extent that a Fund or its agents are unable to curtail excessive trading practices in the Fund, these practices may interfere with the efficient management of the Fund's portfolio and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Fund's operating costs and possibly decrease the Fund's investment performance. Maintenance of higher levels of cash balances would likewise result possibly in lower Fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any Fund, certain types of Funds are more likely than others to be targets of excessive trading. For example:

- A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
- A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Each Fund is subject to excessive trading risk as discussed in this section.

Any frequent trading strategies may interfere with efficient management of a Fund's portfolio. Each Fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the Fund shares held by other shareholders.


Account information
The Distributor is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the Distributor may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.


Certificated shares
The Funds do not issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services along with a letter of instruction or a stock power and a signature guarantee.


                                                                 YOUR ACCOUNT 23

Sales in advance of purchase payments
When you place a request to sell shares of a Fund for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.


--------------------------------------------------------------------------------
Dividends and account policies

Account statements
In general, you will receive account statements as follows:

- after every transaction (except a dividend reinvestment) that affects your account balance
-    after any changes of name or address of the registered owner(s)
-    in all other circumstances, at least every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.


Dividends
Each Fund generally distributes most or all of its net earnings at least annually in the form of dividends. Each Fund typically declares and pays income dividends at least annually. Any capital gains are distributed at least annually.


Dividend reinvestments
Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you may choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.


Taxability of dividends
Dividends you receive from a Fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a Fund's short-term capital gains are taxable as ordinary income. Dividends from a Fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on a Fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.


Taxability of transactions
Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of a share you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.


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Additional investor services

Disclosure of portfolio holdings
The Funds' Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix B of the SAI and the portfolio holdings information can be found at: www.jhfunds.com.

The holdings of each Fund will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the Fund. In addition, the ten largest holdings of each Fund will be posted to the Web site listed above 30 days after each calendar quarter end. The information described above will remain on the Web site until the date the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. A Fund's Form N-CSR and Form N-Q will contain the Fund's entire holdings as of the applicable calendar quarter end.


24 YOUR ACCOUNT

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Fund details
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Business structure
The diagram below shows the basic business structure used by JHF III.

The Board of Trustees oversees each Fund's business activities and retains the services of the various firms that carry out the Fund's operations.

With respect to the Growth Opportunities Fund, International Core Fund, International Growth Fund, U.S. Core Fund and Value Opportunities Fund, the Board of Trustees has the power to change the focus of each such Fund's 80% investment policy without shareholder approval. Each of these Funds will provide at least 60 days' written notice to shareholders prior to a change in its 80% investment strategy.


Management fees
The management fees listed in this table represent the actual rate charged for the fiscal year ended February 28, 2007 or fiscal period from June 12, 2006 (commencement of operations) to February 28, 2007, as applicable (net of any waivers or reimbursements). The actual rate charged will vary from the maximum rate payable under each Fund's breakpoint schedule because of adjustments pursuant to the schedule (as described earlier in each Fund's summary description) consistent with the actual assets in the Fund aggregated with assets in certain other John Hancock accounts managed by the subadviser. The management fees payable to the Adviser by the Funds are as follows:


--------------------------------------------------------------------------------
Fund                                            % of net assets
--------------------------------------------------------------------------------
Growth                                          0.00%
--------------------------------------------------------------------------------
Growth Opportunities                            0.00%
--------------------------------------------------------------------------------
International Core                              0.86%
--------------------------------------------------------------------------------
International Growth                            0.00%
--------------------------------------------------------------------------------
Intrinsic Value                                 0.00%
--------------------------------------------------------------------------------
U.S. Core                                       0.00%
--------------------------------------------------------------------------------
Value Opportunities                             0.00%

                                                               --------------
                                                                Shareholders -----------------------|
                                                               --------------                       |
                                                                     |                              |
                                                                     |                              |
            |---                                -----------------------------------------------     |
            |                                            Financial services firms and               |
            |                                                their representatives                  |
            |                                                                                       |
            |                                           Advise current and prospective              |
            |     Distribution and     |-------- shareholders on their Fund investments,       -----|
            |   shareholder services   |         often in the context of an overall financial       |
                                                                       plan.                        |
            |                          |        -----------------------------------------------     |
            |                          |                                                            |
            |                          |                                                            |
            |     -------------------------------------------              --------------------------------------------------
            |                 Principal distributor                                          Transfer agent
            |
            |                John Hancock Funds, LLC                              John Hancock Signature Services, Inc.
            |
            |        Markets the Funds and distributes                       Handles shareholder services, including record-
            |      shares through selling brokers, financial                keeping and statements, distribution of dividends
            |    planners and other financial representatives.                   and processing of buy and sell requests.
            |---  -------------------------------------------              --------------------------------------------------
                                       |                                                            |
                                       |                                                            |
                                       --------------------------------------------------------------
                                                                    |
--------------------------------     --------------------------------- |  ----------------------------------------             ---|
           Subadviser                       Investment adviser         |                   Custodian                              |
                                                                       |                                                          |
          Grantham, Mayo,                 John Hancock Investment      |         State Street Bank & Trust Company                |
       Van Otterloo & Co. LLC                Management Services, LLC  |             2 Avenue de Lafayette                        |
          40 Rowes Wharf                    601 Congress Street        |               Boston, MA 02111                   Asset   |
         Boston, MA 02110         ---       Boston, MA 02210-2805      |                                               management |
                                                                       |          Holds the Funds' assets, settles                |
  Provides portfolio management              Manages the Funds'        |     all portfolio trades and collects most               |
          to the Funds.                   business and investment      |       of the valuation data required for                 |
                                               activities.                         calculating each Fund's NAV.                   |
--------------------------------     -------------------------------   |  ----------------------------------------             ---|
                                                    |                  |               |
                                                    |                  |               |
                                                    -----------------------------------
                                                                       |
                                                                       |
                                                    -----------------------------------
                                                                  Trustees
                                                        Oversee the Funds' activities.
                                                    ----------------------------------



                                                                 FUND DETAILS 25

--------------------------------------------------------------------------------
Business structure

Adviser
John Hancock Investment Management Services, LLC is the Adviser to JHF III. The Adviser is a Delaware limited liability company with principal offices located at 601 Congress Street, Boston, Massachusetts 02210-2805. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The Adviser is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Adviser administers the business and affairs of the Funds. The Adviser also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all series of JHF III.

The Adviser does not itself manage any of the Funds' portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the
Adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of each Fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Trustees of JHF III.

JHF III relies on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. JHF III, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF III (other than by reason of serving as subadviser to a Fund) or to change a subadvisory fee of a subadviser without the approval of shareholders.


Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC serves as subadviser to the Funds. GMO is a private company, founded in 1977. As of April 30, 2007, GMO managed on a worldwide basis more than $149 billion for mutual funds and institutional investors, such as pension plans, endowments and foundations.


Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees' approving the investment advisory and subadvisory contracts of the Funds is available in the Funds' semiannual reports to the shareholders for the period ended August 31, 2007.


--------------------------------------------------------------------------------
Management biographies

Day-to-day management of each Fund is the responsibility of one of several divisions comprised of investment professionals associated with the subadviser, GMO. Each division's members work collaboratively to manage the relevant Fund's portfolio, and no one person is primarily responsible for day-to-day management of any Fund; however, the individuals responsible for managing the implementation and monitoring of the overall portfolio management of the respective Funds are listed below. The table below identifies the investment divisions and the Funds for which they are responsible.

--------------------------------------------------------------------------------
Investment division                 Funds managed
--------------------------------------------------------------------------------
U.S. Quantitative                   Growth
                                    Growth Opportunities
                                    Intrinsic Value
                                    U.S. Core
                                    Value Opportunities
--------------------------------------------------------------------------------
International Quantitative          International Core
                                    International Growth

Below is a list of the senior members of each investment division, including a brief summary of their business careers over the past five years. The Funds' SAI contains additional details about the senior members of the relevant investment division, including information about such individuals' compensation, other accounts managed and their ownership of Fund shares, if any.


U.S. Quantitative Division

Sam Wilderman is the individual responsible for managing the implementation and monitoring of the overall portfolio management of Funds for which the U.S. Quantitative Division is responsible. Mr. Wilderman is the senior member of the U.S. Quantitative Division at GMO. Mr. Wilderman allocates responsibility for portions of each Fund's portfolio to various members of the Division, oversees the implementation of trades on behalf of the Funds, reviews the overall composition of the Funds' portfolios, including compliance with stated investment objectives and strategies, and monitors cash flows.

Mr. Wilderman served as co-director of U.S. equity management since 2005 and has served as Director since January 2006. Prior to this position, Mr. Wilderman had been responsible for emerging countries and emerging markets research and portfolio management as GMO. Mr. Wilderman joined GMO in 1996.


International Quantitative Division

Dr. Thomas Hancock is the individual responsible for managing the implementation and monitoring of the overall portfolio management of the Funds for which the International Quantitative Division is responsible. Dr. Hancock is the director of the Division. Dr. Hancock allocates responsibility for portions of each Fund's portfolio to various team members of the Division, oversees the implementation of trades on behalf of the Funds, reviews the overall composition of the Funds' portfolios, including compliance with stated investment objectives and strategies, and monitors cash flows.

Dr. Hancock has been responsible for overseeing the portfolio management of GMO's international developed market and global quantitative equities portfolios since 1995.

Appendix C of the SAI includes information about the portfolio managers, including information about their compensation, accounts they manage other than the Funds and their ownership of the Funds' shares, if any.


26 FUND DETAILS

--------------------------------------------------------------------------------
Financial highlights
The financial highlights table below for each Fund is intended to help investors understand the financial performance of the Fund since inception. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular Fund (assuming reinvestment of all dividends and distributions).

The financial statements of the Fund as of February 28, 2007, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the Funds' financial statements, in the Funds' annual reports, which have been incorporated by reference into the SAI and are available upon request.

--------------------------------------------------------------------------------
Growth Fund                                                        PERIOD ENDED
--------------------------------------------------------------------------------
CLASS R1 SHARES                                                      2-28-07(a)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                  $20.00
--------------------------------------------------------------------------------
Net investment loss(h)                                                 (0.05)
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                         1.90
--------------------------------------------------------------------------------
Total from investments operations                                       1.85
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
   From net investment income                                          (0.03)
--------------------------------------------------------------------------------
   From net realized gain                                              (0.22)
--------------------------------------------------------------------------------
                                                                       (0.25)
--------------------------------------------------------------------------------
Net asset value, end of period                                        $21.60
--------------------------------------------------------------------------------
Total return (%)                                                        9.27 (k,l,m)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                                   --(n)
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                         1.74(r)
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                      21.55(p,r)
--------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                 (0.34)(r)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                    93(m)

a    Class R1 shares began operations on 6-12-06.

h    Based on the average of the shares outstanding.

k    Assumes dividend reinvestments.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m    Not annualized.

n    Less than $500,000.

p    Does not take into consideration expense reduction during period shown.

r    Annualized.


                                                         FINANCIAL HIGHLIGHTS 27

--------------------------------------------------------------------------------
Growth Opportunities Fund                                          PERIOD ENDED
--------------------------------------------------------------------------------
CLASS R1 SHARES                                                      2-28-07(a,d)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                  $22.17
--------------------------------------------------------------------------------
Net investment loss(h)                                                 (0.14)(t)
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                         2.48
--------------------------------------------------------------------------------
Total from investment operations                                        2.34
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net realized gain                                                 (0.24)
--------------------------------------------------------------------------------
Net asset value, end of period                                        $24.27
--------------------------------------------------------------------------------
Total return (%)                                                       10.58(k,l,m)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $   --(i)
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                         1.88(r)
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                      24.20(p,r)
--------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                 (0.86)(r,t)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                    96(m)

a    Class R1 shares began operations on 6-12-06.

d Effective November 6, 2006, the Board of Trustees elected to change the name of Class R to Class R1.

h    Based on the average of the shares outstanding.

i    Less than $500,000.

k    Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m    Not annualized.

p    Does not take into consideration expense reduction during period shown.

r    Annualized.

t Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.11% of average net assets.


--------------------------------------------------------------------------------
International Core Fund                                            PERIOD ENDED
--------------------------------------------------------------------------------
CLASS R1 SHARES                                                      2-28-07(c)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                  $35.92
--------------------------------------------------------------------------------
Net investment loss(h)                                                 (0.03)
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                         7.68
--------------------------------------------------------------------------------
Total from investment operations                                        7.65
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net realized gain                                                 (0.38)
--------------------------------------------------------------------------------
Net asset value, end of period                                        $43.19
--------------------------------------------------------------------------------
Total return (%)                                                       21.32(k,l,m)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                                   --(i)
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                         1.94(r)
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                      20.40(p,r)
--------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                 (0.10)(r)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                    37(m)

c    Class R1 shares began operations on 6-12-06.

h    Based on the average of the shares outstanding.

i    Less than $500,000.

k    Assumes dividend reinvestments.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m    Not annualized.

p    Does not take into consideration expense reduction during period shown.

r    Annualized.


28 FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
International Growth Fund                                          PERIOD ENDED
--------------------------------------------------------------------------------
CLASS R1 SHARES                                                      2-28-07(a)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                  $20.00
--------------------------------------------------------------------------------
Net investment loss(h)                                                 (0.05)
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                         4.43
--------------------------------------------------------------------------------
Total from investment operations                                        4.38
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income                                             (0.09)
--------------------------------------------------------------------------------
From net realized gain                                                 (0.40)
--------------------------------------------------------------------------------
                                                                       (0.49)
--------------------------------------------------------------------------------
Net asset value, end of period                                        $23.89
--------------------------------------------------------------------------------
Total return (%)                                                       21.92(k,l,m)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                                   --(i)
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                         1.94(r)
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                      20.78(p,r)
--------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                 (0.32)(r)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                    41(m)

a    Class R1 shares began operations on 6-12-06.

h    Based on the average of the shares outstanding.

i    Less than $500,000.

k    Assumes dividend reinvestments.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m    Not annualized.

p    Does not take into consideration expense reduction during period shown.

r    Annualized.

--------------------------------------------------------------------------------
Intrinsic Value Fund                                               PERIOD ENDED
--------------------------------------------------------------------------------
CLASS R1 SHARES                                                      2-28-07(a)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                  $20.00
--------------------------------------------------------------------------------
Net investment income(h)                                                0.12
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                         2.85
--------------------------------------------------------------------------------
Total from investment operations                                        2.97
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income                                             (0.12)
--------------------------------------------------------------------------------
From net realized gain                                                 (0.22)
--------------------------------------------------------------------------------
                                                                       (0.34)
--------------------------------------------------------------------------------
Net asset value, end of period                                        $22.63
--------------------------------------------------------------------------------
Total return (%)                                                       14.88(k,l,m)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                                   --(i)
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                         1.69(r)
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                      20.85(p,r)
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                0.78(r)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                    32(m)

a    Class R1 shares began operations on 6-12-06.

h    Based on the average of the shares outstanding.

i    Less than $500,000.

k    Assumes dividend reinvestments.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m    Not annualized.

p    Does not take into consideration expense reduction during period shown.

r    Annualized.


                                                         FINANCIAL HIGHLIGHTS 29

--------------------------------------------------------------------------------
U.S. Core Fund                                                     PERIOD ENDED
--------------------------------------------------------------------------------
CLASS R1 SHARES                                                      2-28-07(a)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                  $20.00
--------------------------------------------------------------------------------
Net investment income(h)                                                0.06
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                         2.42
--------------------------------------------------------------------------------
Total from investments operations                                       2.48
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income                                             (0.08)
--------------------------------------------------------------------------------
From net realized gain                                                 (0.20)
--------------------------------------------------------------------------------
                                                                       (0.28)
--------------------------------------------------------------------------------
Net asset value, end of period                                        $22.20
--------------------------------------------------------------------------------
Total return (%)                                                       12.38(k,l,m)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                                   --(n)
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                         1.69(r)
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                      21.12(p,r)
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                0.41(r)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                               36(m)

a    Class R1 shares began operations on 6-12-06.

h    Based on the average of the shares outstanding.

k    Assumes dividend reinvestments.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m    Not annualized.

n    Less than $500,000.

p    Does not take into consideration expense reduction during period shown.

r    Annualized.

--------------------------------------------------------------------------------
Value Opportunities Fund                                           PERIOD ENDED
--------------------------------------------------------------------------------
CLASS R1 SHARES                                                      2-28-07(a)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                  $20.00
--------------------------------------------------------------------------------
Net investment income(h)                                                0.02(s)
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                         2.53
--------------------------------------------------------------------------------
Total from investment operations                                        2.55
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income                                             (0.07)
--------------------------------------------------------------------------------
From net realized gain                                                 (0.16)
--------------------------------------------------------------------------------
                                                                       (0.23)
--------------------------------------------------------------------------------
Net asset value, end of period                                        $22.32
--------------------------------------------------------------------------------
Total return (%)                                                       12.80(k,l,m)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                                   --(i)
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                         1.73(r)
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                      21.69(p,r)
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                0.12(r,s)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                    30(m)

a    Class R1 shares began operations on 6-12-06.

h    Based on the average of the shares outstanding.

i    Less than $500,000.

k    Assumes dividend reinvestments.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m    Not annualized.

p    Does not take into consideration expense reduction during period shown.

r    Annualized.

s Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.09% of average net assets.


30 FINANCIAL HIGHLIGHTS

Appendix to Prospectus of John Hancock Funds III
Class R1 shares
Related Performance Information


Historical Performance of Corresponding GMO Portfolios
The Growth Fund, Growth Opportunities Fund, International Core Fund, International Growth Fund, Intrinsic Value Fund, U.S. Core Fund and Value Opportunities Fund (each, a "Fund", and collectively, the "Funds"), each a series of John Hancock Funds III ("JHF III"), commenced operations on June 12, 2006. Each Fund is modeled after a fund of GMO Trust ("GMO") (each, a "GMO Fund"). Each Fund is subadvised by the investment adviser to its corresponding GMO Fund and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as its corresponding GMO Fund. The Funds are managed through a "manager of manager" structure whereas the GMO Funds are directly managed by GMO.

This Appendix presents historical performance information for the corresponding GMO Funds. Because of the similarities between each Fund and its corresponding GMO Fund as described above, this information may help provide an indication of the Fund's risks by showing how a similar fund has performed historically. The performance of a GMO Fund, however, does not represent, and is not a substitute for, the performance of its corresponding Fund, and you should not assume that a Fund will have the same future performance as its corresponding GMO Fund. The future performance of a Fund may be greater or less than the performance of its corresponding GMO Fund due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information -- a bar chart and a table -- is presented on the following pages for the Class III shares of each GMO Fund that corresponds to a Fund. The date the Class III shares of each GMO Fund commenced operations varies. The bar chart shows how each GMO Fund's total return has varied from year to year, while the table shows performance of its Class III shares over time (as compared with a broad-based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar charts and tables would also be lower if the adviser to the GMO Funds had not reimbursed certain expenses of those funds during the periods shown.

The other expenses of the Class R1 shares of the Funds, including their Rule 12b-1 fees, are higher than the expenses of the Class III shares of the corresponding GMO Funds. The performance shown in the bar charts and tables for the Class III shares of the GMO Funds would be lower if adjusted to reflect the higher expenses of the Class R1 shares of the Funds. An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for fees or fund expenses. As indicated above, past performance does not indicate future results.

GMO Fund: GMO U.S. Growth Fund

Ticker: GMGWX
Corresponding to: Growth Fund


GMO U.S. Growth Fund Class III, total returns:
Best quarter: Q4 '98, 27.46%
Worst quarter: Q1 '01, -21.46%

Index (reflects no fees or taxes)
Russell 1000 Growth Index -- measures the performance of those stocks included in the Russell 1000 Index with higher price/book ratios and higher forecasted growth values. The Russell 1000 Growth Index is independently maintained and published by the Frank Russell Company.


MORNINGSTAR RATING(TM)
[star] [star] [star]

Overall rating for GMO U.S. Growth Fund as of March 31, 2007.
Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Growth Fund was rated 2 stars out of 1,390, 3 stars out of 1,118 and 3 stars out of 454 large growth funds for the 3-, 5- and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R1 shares of the Growth Fund currently do not have a Morningstar rating. Any future ratings assigned to Class R1 shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class R1 shares of the Fund.

Net assets of GMO U.S. Growth Fund as of March 31, 2007: $204,848,647
--------------------------------------------------------------------------------
GMO U.S. Growth Fund Class III calendar year total returns
--------------------------------------------------------------------------------
[BELOW DATA REPRESENTED AS A BAR CHART IN PRINTED COPY]

1997     1998      1999     2000      2001      2002      2003      2004      2005      2006
29.35%   37.30%    39.04%   -12.21%   -20.60%   -22.58%   28.58%    5.09%     4.37%     2.38%

--------------------------------------------------------------------------------
GMO U.S. Growth Fund average annual total returns
for periods ended 3-31-07
--------------------------------------------------------------------------------

                                1 year       3 year       5 year      10 year
--------------------------------------------------------------------------------
Class III                       1.22%        3.22%        2.60%       6.74%
--------------------------------------------------------------------------------
Russell 1000 Growth Index       7.06%        7.01%        3.48%       5.51%

GMO Fund: GMO U.S. Small/Mid Cap Growth Fund

Ticker: GMSPX
Corresponding to: Growth Opportunities Fund


GMO U.S. Small/Mid Cap Growth Fund Class III, total returns:
Best quarter: Q4 '99, 26.98%
Worst quarter: Q3 '01, -24.62%

Index (reflects no fees or taxes)
Russell 2500 Growth Index -- measures the performance of those stocks included in the Russell 2500 Index with higher price/book ratios and higher forecasted growth values. The Russell 2500 Growth Index is independently maintained and published by the Frank Russell Company.


MORNINGSTAR RATING(TM)
[star] [star] [star]

Overall rating for GMO U.S. Small/Mid Cap Growth Fund as of March 31, 2007. Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Small/Mid Cap Growth Fund was rated 3 stars out of 829, 4 stars out of 679 and 3 stars out of 274 mid-cap growth funds for the 3-, 5- and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R1 shares of the Growth Opportunities Fund currently do not have a Morningstar rating. Any future ratings assigned to Class R1 shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class R1 shares of the Fund.

Net assets of GMO U.S. Small/Mid Cap Growth Fund as of March 31, 2007:
$24,916,305
--------------------------------------------------------------------------------
GMO U.S. Small/Mid Cap Growth Fund Class III calendar year total returns
--------------------------------------------------------------------------------
[BELOW DATA REPRESENTED AS A BAR CHART IN PRINTED COPY]

1997     1998      1999     2000      2001      2002      2003      2004      2005      2006
24.69%   5.79%     30.38%   -10.36%   -13.27%   -17.62%   47.09%    14.41%    10.44%    7.14%

--------------------------------------------------------------------------------
GMO U.S. Small/Mid Cap Growth Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                                1 year       3 year       5 year      10 year
--------------------------------------------------------------------------------
Class III                       1.22%        10.11%       10.46%      9.12%
--------------------------------------------------------------------------------
Russell 2500 Growth Index       4.44%        11.12%        9.13%      8.43%

GMO Fund: GMO International Core Equity Fund

Ticker: GMIEX
Corresponding to: International Core Fund

GMO International Core Equity Fund Class III, total returns:
Best quarter: Q2 '03, 18.96%
Worst quarter: Q3 '02, -16.08%

Index (reflects no fees or taxes)
MSCI EAFE Index (Europe, Australasia, and Far East) -- a large capitalization international stock index that is independently maintained and published by Morgan Stanley Capital International.


MORNINGSTAR RATING(TM)
[star] [star] [star] [star]

Overall rating for GMO International Core Equity Fund as of March 31, 2007. Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO International Core Equity Fund was rated 3 stars out of 178 and 4 stars out of 153 foreign large value funds for the 3-year and 5-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R1 shares of the International Core Fund currently do not have a Morningstar rating. Any future ratings assigned to Class R1 shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class R1 shares of the Fund.

Net assets of GMO International Core Equity Fund as of March 31, 2007:
$926,422,022
--------------------------------------------------------------------------------
GMO International Core Equity Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[BELOW DATA REPRESENTED AS A BAR CHART IN PRINTED COPY]

2003      2004      2005      2006
37.67%    22.39%    14.55%    24.78%

--------------------------------------------------------------------------------
GMO International Core Equity Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                                                                       Since
                             1 year        3 year        5 year    inception*
--------------------------------------------------------------------------------
Class III                    18.53%        19.79%        18.08%       19.10%
--------------------------------------------------------------------------------
MSCI EAFE Index              20.20%        19.83%        15.78%       16.51%

*Fund inception date: 1-29-02.

GMO Fund: GMO International Growth Equity Fund

Ticker: GMIGX
Corresponding to: International Growth Fund

GMO International Growth Equity Fund Class III, total returns:
Best quarter: Q2 '03, 16.54%
Worst quarter: Q3 '02, -16.44%

Index (reflects no fees or taxes)
S&P/Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth Style Index -- an independently maintained and published index composed of those stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/ Citigroup Broad Market Index ("BMI") (which includes listed shares of companies from developed and emerging market countries with a total available (float) market capitalization of at least the local equivalent of $100 million), representing the top 80% of available (float) capital of the BMI in each country.


MORNINGSTAR RATING(TM)
[star] [star] [star] [star]

Overall rating for GMO International Growth Equity Fund as of March 31, 2007. Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO International Growth Equity Fund was rated 3 stars out of 546 and 4 stars out of 446 foreign large blend funds for the 3-year and 5-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R1 shares of the International Growth Fund currently do not have a Morningstar rating. Any future ratings assigned to Class R1 shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class R1 shares of the Fund.

Net assets of GMO International Growth Equity Fund as of March 31, 2007:
$1,002,942,150
--------------------------------------------------------------------------------
GMO International Growth Equity Fund Class III calendar year total returns
--------------------------------------------------------------------------------
[BELOW DATA REPRESENTED AS A BAR CHART IN PRINTED COPY]

2002      2003      2004      2005      2006
-10.52%   30.40%    20.03%    13.13%    24.07%

--------------------------------------------------------------------------------
GMO International Growth Equity Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                                                                       Since
                             1 year        3 year        5 year    inception*
--------------------------------------------------------------------------------
Class III                    17.20%        18.55%        15.16%       14.67%
--------------------------------------------------------------------------------
S&P/Citigroup PMI EPAC
Growth Style Index           17.01%        17.96%        13.74%       12.72%

*Fund inception date: 11-30-01.

GMO Fund: GMO U.S. Intrinsic Value Fund

Ticker: GMVUX
Corresponding to: Intrinsic Value Fund

GMO U.S. Intrinsic Value Fund Class III, total returns:
Best quarter: Q2 '03, 19.25%
Worst quarter: Q3 '02, -17.34%

Index (reflects no fees or taxes)
Russell 1000 Value Index -- measures the performance of those stocks included in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index is independently maintained and published by the Frank Russell Company.


MORNINGSTAR RATING(TM)
[star] [star] [star]

Overall rating for GMO U.S. Intrinsic Value Fund as of March 31, 2007. Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Intrinsic Value Fund was rated 2 stars out of 1,100 and 3 stars out of 829 large value funds for the 3-year and 5-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R1 shares of the Intrinsic Value Fund currently do not have a Morningstar rating. Any future ratings assigned to Class R1 shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class R1 shares of the Fund.

Net assets of GMO U.S. Intrinsic Value Fund as of March 31, 2007: $36,000,699
--------------------------------------------------------------------------------
GMO U.S. Intrinsic Value Fund Class III calendar year total returns
--------------------------------------------------------------------------------
[BELOW DATA REPRESENTED AS A BAR CHART IN PRINTED COPY]

2000      2001      2002      2003      2004      2005      2006
10.67%    3.31%     -15.75%   29.68%    12.76%    5.98%     13.50%

--------------------------------------------------------------------------------
GMO U.S. Intrinsic Value Fund average annual total returns
for periods ended 3-31-07
--------------------------------------------------------------------------------

                                                                       Since
                             1 year        3 year        5 year    inception*
--------------------------------------------------------------------------------
Class III                    10.19%         9.59%         7.42%       7.08%
--------------------------------------------------------------------------------
Russell 1000 Value Index     16.83%        14.42%        10.25%       6.98%

*Fund inception date: 8-2-99.

GMO Fund: GMO U.S. Core Equity Fund

Ticker: GMUEX
Corresponding to: U.S. Core Fund

GMO U.S. Core Equity Fund Class III, total returns:
Best quarter: Q4 '98, 19.49%
Worst quarter: Q3 '02, -17.14%

Index (reflects no fees or taxes)
Standard & Poor's ("S&P") 500 Index -- an index of large capitalization U.S. stocks, independently maintained and published by S&P.


MORNINGSTAR RATING(TM)
[star] [star] [star]

Overall rating for GMO U.S. Core Equity Fund as of March 31, 2007.
Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Core Equity Fund was rated 2 stars out of 1,589, 2 stars out of 1,249 and 4 stars out of 530 large blend funds for the 3-, 5- and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R1 shares of the U.S. Core Fund currently do not have a Morningstar rating. Any future ratings assigned to Class R1 shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class R1 shares of the Fund.

Net assets of GMO U.S. Core Equity Fund as of March 31, 2007: $1,786,012,807
--------------------------------------------------------------------------------
GMO U.S. Core Equity Fund Class III calendar year total returns
--------------------------------------------------------------------------------
[BELOW DATA REPRESENTED AS A BAR CHART IN PRINTED COPY]

1997     1998      1999     2000      2001      2002      2003      2004      2005      2006
35.10%   24.69%    18.59%   0.30%     -7.68%    -19.67%   26.61%    9.80%     3.41%     9.57%

--------------------------------------------------------------------------------
GMO U.S. Core Equity Fund average annual total returns
for periods ended 3-31-07
--------------------------------------------------------------------------------

                                1 year       3 year       5 year      10 year
--------------------------------------------------------------------------------
Class III                        6.61%        6.97%       4.64%       8.64%
--------------------------------------------------------------------------------
S&P 500 Index                   11.83%       10.06%       6.27%       8.20%

GMO Fund: GMO U.S. Small/Mid Cap Value Fund

Ticker: GMSUX
Corresponding to: Value Opportunities Fund

GMO U.S. Small/Mid Cap Value Fund Class III, total returns:
Best quarter: Q2 '03, 23.22%
Worst quarter: Q3 '02, -19.71%

Index (reflects no fees or taxes)
Russell 2500 Value Index -- measures the performance of those stocks included in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Value Index is independently maintained and published by the Frank Russell Company.


MORNINGSTAR RATING(TM)
[star] [star] [star]

Overall rating for GMO U.S. Small/Mid Cap Value Fund as of March 31, 2007. Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Small/Mid Cap Value Fund was rated 2 stars out of 276, 2 stars out of 204 and 3 stars out of 55 mid-cap value funds for the 3-, 5- and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R1 shares of the Value Opportunities Fund currently do not have a Morningstar rating. Any future ratings assigned to Class R1 shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class R1 shares of the Fund.

Net assets of GMO U.S. Small/Mid Cap Value Fund as of March 31, 2007:
$57,763,407
--------------------------------------------------------------------------------
GMO U.S. Small/Mid Cap Value Fund Class III calendar year total returns
--------------------------------------------------------------------------------
[BELOW DATA REPRESENTS BAR CHART IN PRINTED COPY]

1997     1998      1999     2000      2001      2002      2003      2004      2005      2006
29.72%   0.03%     2.95%    19.01%    9.91%     -11.48%   45.26%    20.80%    8.03%     10.86%

--------------------------------------------------------------------------------
GMO U.S. Small/Mid Cap Value Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                                1 year       3 year       5 year      10 year
--------------------------------------------------------------------------------
Class III                        5.44%       11.58%       11.66%      12.87%
--------------------------------------------------------------------------------
Russell 2500 Value Index        12.15%       15.19%       14.33%      13.95%

For more information

Two documents are available that offer further information on the Funds.

Annual/Semiannual Report to Shareholders
The annual and semiannual reports include financial statements. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year in addition to the auditors' report.

Statement of Additional Information
The SAI contains more detailed information on all aspects of the Funds. The SAI includes a summary of JHF III's policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.


(C)2007 JOHN HANCOCK FUNDS, LLC GMRPN 7/07


To request a free copy of the current prospectus, annual/ semiannual report or the SAI, to request other information, or to make shareholder inquiries, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696

On the internet: www.jhfunds.com


Or you may view or obtain these documents and other information from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC For access to the Reference Room call 202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the EDGAR database on the Internet: www.sec.gov

SEC number: 811-21777

{logo} John Hancock
--------------------
the future is yours

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

-------------------------------------
Now available: electronic delivery
www.jhfunds.com/edelivery
-------------------------------------

   [LOGO]
John Hancock(R)
---------------
 MUTUAL FUNDS


                                                                   John Hancock
                                                   Equity & International Funds
--------------------------------------------------------------------------------

                                                                CLASS R1 SHARES

                                                              Active Value Fund

                                                                    Global Fund

                                                       U.S. Quality Equity Fund



--------------------------------------------------------------------------------

Prospectus
7.1.2007



--------------------------------------------------------------------------------
As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

JOHN HANCOCK FUNDS
--------------------------------------------------------------------------------
Active Value Fund                                                              4
Global Fund                                                                    6
U.S. Quality Equity Fund                                                       8

PRINCIPAL RISKS
--------------------------------------------------------------------------------
Description of principal risks                                                10

YOUR ACCOUNT
--------------------------------------------------------------------------------
Who can buy Class R1 shares                                                   13
Class R1 shares cost structure                                                13
Opening an account                                                            13
Information for plan participants                                             13
Transaction policies                                                          14
Dividends and account policies                                                16
Additional investor services                                                  16

FUND DETAILS
--------------------------------------------------------------------------------
Business structure                                                            17
Management biographies                                                        18

FOR MORE INFORMATION                                                  BACK COVER
--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------

JOHN HANCOCK FUNDS III

This prospectus contains information regarding series (each a "Fund" and, collectively, the "Funds") of John Hancock Funds III ("JHF III"). Summary descriptions of each Fund, which set forth each Fund's investment objective and describe each Fund's principal investment strategies and principal risks, are provided in the next section of this prospectus. The summaries are not designed to be all-inclusive and each Fund may make investments, employ strategies and be exposed to risks that are not contained in the Fund's summary description. More information about each Fund's investment and strategy is set forth in the Statement of Additional Information ("SAI").

John Hancock Investment Management Services, LLC serves as each Fund's investment adviser (the "Adviser"). The Adviser has retained Grantham, Mayo, Van Otterloo & Co. LLC ("GMO" or the subadviser) to manage each Fund's assets. More information about the Adviser and the subadviser can be found in the "Fund Details" section of this prospectus.

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Funds, be sure to read all risk disclosure carefully before investing.


FUND INFORMATION KEY
--------------------------------------------------------------------------------

Concise Fund-by-Fund descriptions begin on the next page. Each description provides the following information:

[GRAPHIC]  Goal and strategy

The Fund's particular investment goals and the strategies it intends to use in pursuing those goals.


[GRAPHIC] Past performance

The Fund's total return, measured year-by-year and over time.


[GRAPHIC] Principal risks

The major risk factors associated with the Fund.


[GRAPHIC] Your expenses

The overall costs borne by an investor in the Fund, including sales charges and annual expenses.

--------------------------------------------------------------------------------

Active Value Fund
--------------------------------------------------------------------------------
[GRAPHIC] Goal and strategy

GOAL: The Fund seeks long-term capital growth.
STRATEGY: The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000 Index and in companies with size and value characteristics similar to those of companies with stocks in the Index. As of April 30, 2007, the market capitalization of companies that issue stocks included in the Russell 1000 Index, a U.S. stock index, ranged from $1.3 billion to $447.2 billion.

The subadviser uses proprietary quantitative models to identify an initial group of stocks trading at prices below what the subadviser believes to be their fundamental value. The subadviser then applies traditional fundamental analysis to evaluate the financial, operational and management strength of the issuers of those stocks. The subadviser evaluates the resulting stock selection in light of its analysis of the attractiveness of sectors and industries and tilts the final portfolio accordingly.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.


--------------------------------------------------------------------------------
[GRAPHIC] Past performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund is not operational there is no past performance to report.


4 FUNDS

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[GRAPHIC] Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Medium and small company risk
- Hedging and other strategic transaction risk
- Non-diversification risk
- Management risk


SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management; founded in 1977; supervised by the Adviser.

See page 18 for the management biographies.


FUND CODES

Class R1
Ticker                  GOORX
CUSIP                   47803T825
Newspaper               --
JH Fund Number          695


--------------------------------------------------------------------------------
[GRAPHIC] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

--------------------------------------------------------------------------------
Annual operating expenses                                               Class R1
--------------------------------------------------------------------------------
Management fee(1)                                                          0.85%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fee                                       0.50%
--------------------------------------------------------------------------------
Service plan fee                                                           0.25%
--------------------------------------------------------------------------------
Other expenses                                                             0.74%
--------------------------------------------------------------------------------
Total operating expenses                                                   2.34%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6-30-08)                 0.59%
--------------------------------------------------------------------------------
Net operating expenses(2)                                                  1.75%
--------------------------------------------------------------------------------

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses                     Year 1         Year 3         Year 5        Year 10
--------------------------------------------------------------------------------
Class R1                       $178           $674         $1,197         $2,631
--------------------------------------------------------------------------------

1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the Active Value Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule: 0.85% for aggregate assets under management up to and including $500 million, 0.82% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.81% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.80% for aggregate assets under management in excess of $2.5 billion.

2 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.05% of the Fund's average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.50% for Class R1. This expense reimbursement shall continue in effect until June 30, 2008, and thereafter until terminated by the Adviser on notice to JHF III.


                                                                        FUNDS  5

--------------------------------------------------------------------------------

Global Fund
--------------------------------------------------------------------------------
[GRAPHIC] Goal and strategy

GOAL: The Fund seeks high total return.
STRATEGY: The Fund typically invests in equity investments from a number of developed markets, including the U.S.

The subadviser uses proprietary research and multiple quantitative models to evaluate and select individual stocks, countries and currencies based on several factors, including:
- Stocks -- valuation, firm quality and improving fundamentals;
- Countries -- stock market valuation, positive GDP trends, positive market sentiment and industrial competitiveness; and
- Currencies -- export and producer price parity, balance of payments and interest rate differential.

The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high-quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments);
(iii) manage risk by implementing shifts in investment exposure; or (iv) adjust its foreign currency exposure. The Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

The fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.


--------------------------------------------------------------------------------
[GRAPHIC] Past performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund is not operational there is no past performance to report.


6 FUNDS

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[GRAPHIC] Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Liquidity risk
- Hedging and other strategic transactions risk
- Foreign securities risk
- Non-diversification risk
- Management risk


SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management; founded in 1977; supervised by the Adviser.

See page 18 for the management biographies.


FUND CODES

Class R1
Ticker                  GOLRX
CUSIP                   47803T395
Newspaper               --
JH Fund Number          612


--------------------------------------------------------------------------------
[GRAPHIC] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

--------------------------------------------------------------------------------
Annual operating expenses                                               Class R1
--------------------------------------------------------------------------------
Management fee(1)                                                          0.88%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fee                                       0.50%
--------------------------------------------------------------------------------
Service plan fee                                                           0.25%
--------------------------------------------------------------------------------
Other expenses                                                             0.98%
--------------------------------------------------------------------------------
Total operating expenses                                                   2.61%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6-30-08)                 0.69%
--------------------------------------------------------------------------------
Net annual operating expenses(2)                                           1.92%
--------------------------------------------------------------------------------

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                    Year 1         Year 3         Year 5        Year 10
--------------------------------------------------------------------------------
Class R1                      $195           $746         $1,324         $2,893
--------------------------------------------------------------------------------

1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the Global Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule: 0.90% for aggregate assets under management up to and including $200 million, 0.875% for aggregate assets under management in excess of $200 million and up to and including $1 billion and a final rate of 0.86% for aggregate assets under management in excess of $1 billion.

2 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.19% of the Fund's average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.67% for Class R1. This expense reimbursement shall continue in effect until June 30, 2008, and thereafter until terminated by the Adviser on notice to JHF III.


                                                                        FUNDS  7

--------------------------------------------------------------------------------

U.S. Quality Equity Fund
--------------------------------------------------------------------------------
[GRAPHIC] Goal and strategy

GOAL: The Fund seeks high total return.
STRATEGY: The Fund typically makes equity investments in U.S. companies with capitalizations similar to the capitalizations of companies that issue stocks included in the S&P 500 Index. As of April 30, 2007, the market capitalization of companies that issue stocks included in the S&P 500 Index ranged from $1.6 billion to $447.2 billion. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments tied economically to the U.S. The Fund typically holds fewer than 100 stocks.

The subadviser uses proprietary quality models to evaluate an issuer's quality score based on several factors including, but not limited to, expected earnings volatility (actual historical volatility and current volatility as measured by the disparity among analysts' current estimates), profits (return on equity), and operational and financial leverage (amount of fixed operating costs together with total outstanding debt in relation to equity).

The subadviser also uses proprietary research and quantitative models to seek out stocks it believes are undervalued as well as stocks the subadviser believes have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights and market capitalization. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.


--------------------------------------------------------------------------------
[GRAPHIC] Past performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund is not operational there is no past performance to report.


8 FUNDS

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[GRAPHIC] Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Medium and smaller company risk
- Hedging and other strategic transaction risk
- Non-diversification risk
- Management risk


SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management; founded in 1977; supervised by the Adviser.

See page 18 for the management biographies.


FUND CODES

Class R1
Ticker                  GOERX
CUSIP                   47803T874
Newspaper               --
JH Fund Number          622


--------------------------------------------------------------------------------
[GRAPHIC] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

--------------------------------------------------------------------------------
Annual operating expenses                                               Class R1
--------------------------------------------------------------------------------
Management fee(1)                                                          0.78%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fee                                       0.50%
--------------------------------------------------------------------------------
Service plan fee                                                           0.25%
--------------------------------------------------------------------------------
Other expenses                                                             0.74%
--------------------------------------------------------------------------------
Total operating expenses                                                   2.27%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6-30-08)                 0.57%
--------------------------------------------------------------------------------
Net operating expenses(2)                                                  1.70%
--------------------------------------------------------------------------------

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                     Year 1         Year 3         Year 5        Year 10
--------------------------------------------------------------------------------
Class R1                       $173           $655         $1,163         $2,561
--------------------------------------------------------------------------------

1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the U.S. Quality Equity Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule:
   0.78% for aggregate assets under management up to and including $500 million, 0.76% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.75% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.74% for aggregate assets under management in excess of $2.5 billion.

2 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.07% of the Fund's average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.45% for Class R1. This expense reimbursement shall continue in effect until June 30, 2008, and thereafter until terminated by the Adviser on notice to JHF III.


                                                                        FUNDS  9

--------------------------------------------------------------------------------

Principal risks
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Description of principal risks

The following chart identifies the principal risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to the Fund at various times.

                                                                 Hedging
                                                  Medium and     and Other
                       Equity                     Smaller        Strategic      Foreign      Non-
                       Securities   Liquidity     Company        Transactions   Securities   Diversification   Management
 Fund                  Risk         Risk          Risk           Risk           Risk         Risk              Risk
----------------------------------------------------------------------------------------------------------------------------
 Active Value             -                           -              -                             -               -
----------------------------------------------------------------------------------------------------------------------------
 Global                   -            -                             -             -               -               -
----------------------------------------------------------------------------------------------------------------------------
 U.S. Quality Equity      -                           -              -                             -               -
----------------------------------------------------------------------------------------------------------------------------

Factors that may affect a particular Fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these principal risks and certain related risks, but is not intended to include every potential risk. All Funds could be subject to additional risks because the types of investments made by each Fund may change over time. The SAI includes more information about the Funds and their investments.


Equity securities risk
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition, and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase of production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or generally adverse investor sentiment. Even a Fund that invests in high-quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Each Fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects each Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Value securities Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price below what the subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. Each Fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that a subadviser anticipates.

Growth securities Certain equity securities (generally referred to as "growth securities") are purchased primarily because the subadviser believes that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to market fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. When a Fund invests primarily in growth securities, it is subject to these risks.


Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a Fund's investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in a certain foreign security. Some of the foreign risks are


10 PRINCIPAL RISKS
also applicable to certain funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a Fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a Fund's investments. Currency risk includes both the risk that currencies in which a Fund's investments are traded, or currencies in which a Fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain Funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the Fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, a Fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain Funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a Fund's currency exposure being substantially different than that suggested by its securities investments. All Funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase the Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.


Hedging and other strategic transactions risk
The Funds may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Each fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Each fund also may use derivatives as a way to adjust efficiently the exposure of the fund to various securities, markets and currencies without the fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of Fund assets and making new investments over time. For a description of the various derivative instruments a Fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a Fund to the risk that the counterparty to an over-the-counter ("OTC") derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty would meet its contractual obligations or that, in the event of default, the fund would succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. Each Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent that a Fund contracts with a limited number of counterparties, the Fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, the subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of a Fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a Fund's portfolio securities. If the transaction is not successful it could result in a loss to a Fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a Fund's initial investment in such contracts. In addition, these transactions could result in a loss to a Fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent a portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.


                                                              PRINCIPAL RISKS 11

Credit and counterparty risk This is the risk that the counterparty to an over-the-counter ("OTC") derivatives contract will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

A Fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. A Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.


Liquidity risk
Liquidity risk exists when particular securities are difficult to sell due to a limited market or to legal restrictions, such that a Fund may be prevented from selling particular securities at an advantageous price. Certain Funds may be subject to liquidity risk. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. These securities are more likely to be fair valued. Liquidity risk may also exist when a fund has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements or closing out a short sale).


Management risk
Each Fund is subject to management risk because it relies on the subadviser's ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that these will produce the desired results. The subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. A fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.


Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to Funds that invest in the securities of companies with smaller market capitalizations or that primarily make investments in companies with smaller- or medium-sized market capitalizations.


Non-diversification risk
Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain Funds are not "diversified" within the meaning of the Investment Company Act of 1940, as amended ("1940 Act"). This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with the Fund's investment strategies or techniques for these Funds may be more pronounced than for Funds that are "diversified."


12 PRINCIPAL RISKS

--------------------------------------------------------------------------------

Your account
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Who can buy Class R1 shares
Class R1 shares are available to certain types of investors, as noted below:
- 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase plans, defined-benefit plans and non-qualified deferred compensation plans (eligible retirement plans).
- The plan's recordkeeper or financial service firm must have an agreement with John Hancock Funds, LLC to utilize Class R1 shares in certain investment products or programs.
- Class R1 shares are available only to retirement plans where Class R1 shares are held on the books of the Fund through omnibus accounts (either at the plan level or at the level of the financial service firm).

Class R1 shares are not available to retail or institutional non-retirement accounts, traditional and ROTH IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or Individual 403(b) plans.


--------------------------------------------------------------------------------
Class R1 shares cost structure
Class R1 shares are offered without any front-end or contingent deferred sales charges ("CDSC").

Class R1 shares have a Rule 12b-1 plan and a separate Service Plan. Under the 12b-1 plan, the Fund pays a fee of up to 0.50% for the sale, distribution and service of its shares, including services to retirement plans or plan participants. In addition, under the Service Plan, the Fund may pay a separate service fee of up to 0.25% for certain other services to retirement plans or participants.

Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost you more than other types of sales charges.

Other share classes of the Fund, which have their own expense structures, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in Fund shares.


Additional payments to financial intermediaries
Shares of the Funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the Funds in two principal ways:

- directly, by the payment of sales commissions, if any; or
- indirectly, as a result of the Fund paying Rule 12b-1 fees.

Certain firms may request, and John Hancock Funds, LLC (the "Distributor") may agree to make, payments in addition to sales commissions and 12b-1 fees out of the Distributor's own resources.

These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the Fund shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the Funds and that are willing to cooperate with the Distributor's promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing each Fund's net assets, which, as well as benefiting each Fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain Funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor's marketing efforts by allowing the Adviser to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the Funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Funds.

The SAI discusses the Distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask the firm about any payments it receives from the Distributor or the Fund, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provision of services to the Funds, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for the Funds. If an intermediary provides these services, the Adviser or the Funds may compensate the intermediary for these services.

In addition, an intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the Funds.


--------------------------------------------------------------------------------
Opening an account
1 Read this prospectus carefully.

2 Determine if you are eligible, referring to "Who can buy Class R1 shares," above.

3 Eligible retirement plans generally may open an account and purchase Class R1 shares by contacting any broker, dealer or other financial service firm authorized to sell Class R1 shares of the Funds. Additional shares may be purchased through a retirement plan's administrator or recordkeeper. There is no minimum initial investment for Class R1 shares. A retirement plan participant can obtain a retirement plan application or a rollover individual retirement account application from his/her financial representative, plan administrator or by calling John Hancock Signature Services, Inc. ("Signature Services"), the Funds' transfer agent, at 1-888-972-8696.


--------------------------------------------------------------------------------
Information for plan participants
Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a retirement plan or employee benefits office can provide participants with detailed information on how to participate in the plans, select a Fund as an investment options, select different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about


                                                                 YOUR ACCOUNT 13
participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirement plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R1 shares of the Funds.

To buy or sell shares, consult your plan administrator or retirement plan record keeper.


--------------------------------------------------------------------------------
Transaction policies

Valuation of shares
The net asset value ("NAV") per share for each Fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 P.M., Eastern Time). Each Fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser or subadviser to be unreliable, the Fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by JHF III's Board of Trustees. All methods of determining the value of a security used by a Fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a Fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser or subadviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a Fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time a Fund determines its NAV. In those circumstances when a Fund believes the price of the security may be affected, a Fund uses the fair value of the security. In certain circumstances the Fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a Fund may trade on U.S. holidays and weekends, even though the Fund's shares will not be priced on those days. This may change the Fund's NAV on days when you cannot buy or sell Fund shares. For market prices and quotations, as well as for some fair value methods, the Fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. Each Fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. Each Fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.


Buy and sell prices
When you purchase shares, you pay the NAV. When you redeem shares, you receive the NAV.


Execution of requests
The Fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday (except for certain holidays as detailed in the SAI). Purchase and redemption requests are executed at the next NAV to be calculated after receipt of your request in good order.

In unusual circumstances, the Fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.


Exchanges
You may exchange Class R1 shares for Class R1 shares of other John Hancock Funds that are available through your plan or Money Market Fund Class A without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class R1 shares.


Excessive trading
Each Fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a Fund can disrupt portfolio investment strategies and may increase Fund expenses for all shareholders, including long-term shareholders who do not generate these costs.


Right to reject or restrict purchase and exchange orders
Purchases and exchanges should be made primarily for investment purposes. JHF III reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, a Fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the Fund or its agents determines that accepting the order could interfere with the efficient management of the Fund's portfolio or otherwise not be in a Fund's best interest in light of unusual trading activity related to your account. In the event that a Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. Each Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase side of the exchange will receive the Fund's NAV at the conclusion of the delay period. A Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.


Exchange limitation policies
The Funds' Board of Trustees has adopted the following policies and procedures by which each Fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.


14 YOUR ACCOUNT

Limitation on exchange activity
Each Fund, through its agents, undertakes to use its best efforts to exercise its right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a Fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that Fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of a Fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Funds believe that they are advantageous to shareholders and do not implicate market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to a Fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices". Depending upon the composition of a Fund's shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of each Fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, each Fund considers information available to it at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.


Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of a Fund to prevent excessive trading of its shares, there is no guarantee that the Fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of a Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because a Fund will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage the Fund. For example, the ability of a Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the Fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of each Fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) of a Fund.

Excessive trading risk
To the extent that a Fund or its agents are unable to curtail excessive trading practices in the Fund, these practices may interfere with the efficient management of the Fund's portfolio and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Fund's operating costs and possibly decrease the Fund's investment performance. Maintenance of higher levels of cash balances would likewise possibly result in lower Fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

- A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
- A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Each Fund is subject to excessive trading risk as discussed in this section.

Any frequent trading strategies may interfere with efficient management of a Fund's portfolio. Each Fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the Fund shares held by other shareholders.


Account information
The Distributor is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the Distributor may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.


Certificated shares
The Funds do not issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services along with a letter of instruction or a stock power and a signature guarantee.


Sales in advance of purchase payments
When you place a request to sell shares of a Fund for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.


                                                                 YOUR ACCOUNT 15

--------------------------------------------------------------------------------
Dividends and account policies

Account statements
In general, you will receive account statements as follows:

- after every transaction (except a dividend reinvestment) that affects your account balance
- after any changes of name or address of the registered owner(s)
- in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.


Dividends
Each Fund generally distributes most or all of its net earnings at least annually in the form of dividends. Each Fund typically declares and pays income dividends at least annually. Any capital gains are distributed at least annually.


Dividend reinvestments
Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you may choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.


Taxability of dividends
Dividends you receive from a Fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a Fund's short-term capital gains are taxable as ordinary income. Dividends from a Fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on a Fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.


Taxability of transactions
Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.


--------------------------------------------------------------------------------
Additional investor services


Disclosure of portfolio holdings
The Funds' Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix C of the SAI and the portfolio holdings information can be found at: www.jhfunds.com.

The holdings of each Fund will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the Fund. In addition, the ten largest holdings of each Fund will be posted to the Web site listed above 30 days after each calendar quarter end. The information described above will remain on the Web site until the date a Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. A Fund's Form N-CSR and Form N-Q will contain the Fund's entire holdings as of the applicable calendar quarter end.


16 YOUR ACCOUNT

--------------------------------------------------------------------------------

Fund details
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Business structure

The diagram below shows the basic business structure used by JHF III.

The Board of Trustees oversees each Fund's business activities and retains the services of the various firms that carry out the Fund's operations.

With respect to the U.S. Quality Equity Fund, the Board of Trustees has the power to change the focus of each such fund's 80% investment policy without shareholder approval. Each of these Funds will provide at least 60 days' written notice to shareholders prior to a change in its 80% investment strategy.


Management fees

The management fees listed in this table represent the maximum applicable rate on each Fund's breakpoint schedule and the actual rate charged may vary based on that schedule. The actual rate charged will vary from the maximum rate payable under the Funds' breakpoint schedules because of adjustments pursuant to those Funds' breakpoint schedules (as described earlier in each Fund's summary description) consistent with the actual assets in the Fund aggregated with assets in certain other John Hancock accounts managed by the subadviser. The management fees payable to the Adviser by the Funds are as follows:

--------------------------------------------------------------------------------
Fund                                                            % of net assets
--------------------------------------------------------------------------------
Active Value                                                    0.85%
--------------------------------------------------------------------------------
Global                                                          0.88%
--------------------------------------------------------------------------------
U.S. Quality Equity                                             0.78%
--------------------------------------------------------------------------------


                                                               --------------
                                                                Shareholders -----------------------|
                                                               --------------                       |
                                                                     |                              |
                                                                     |                              |
            |---                                -----------------------------------------------     |
            |                                            Financial services firms and               |
            |                                                their representatives                  |
            |                                                                                       |
            |                                        Advise current and prospective share-          |
            |     Distribution and     |--------- holders on their Fund investments, often   -------|
            |   shareholder services   |         in the context of an overall financial plan        |
            |                          |        -----------------------------------------------     |
            |                          |                                                            |
            |                          |                                                            |
            |     -------------------------------------------              --------------------------------------------------
            |                 Principal distributor                                          Transfer agent
            |
            |                John Hancock Funds, LLC                              John Hancock Signature Services, Inc.
            |
            |     Markets the Funds and distributes shares                   Handles shareholder services, including record-
            |    through selling brokers, financial planners                keeping and statements, distribution of dividends
            |       and other financial representatives.                         and processing of buy and sell requests.
            |---  -------------------------------------------              --------------------------------------------------
                                       |                                                            |
                                       |                                                            |
                                       --------------------------------------------------------------
                                                                       |
--------------------------------     --------------------------------- |  ----------------------------------------             ---|
           Subadviser                       Investment adviser         |                   Custodian                              |
                                                                       |                                                          |
        Grantham, Mayo,                   John Hancock Investment      |       State Street Bank & Trust Company                  |
     Van Otterloo & Co. LLC              Management Services, LLC      |             2 Avenue de Lafayette                        |
        40 Rowes Wharf                      601 Congress Street        |               Boston, MA 02111                   Asset   |
       Boston, MA 02110          ----     Boston, MA 02210-2805        |                                               management |
                                                                       |      Holds the Funds' assets, settles all                |
  Provides portfolio management             Manages the Funds'         |      portfolio trades and collects most of               |
          to the Funds.                  business and investment       |        the valuation data required for                   |
                                               activities.             |        calculating each Fund's NAV.                      |
--------------------------------     -------------------------------   |  ----------------------------------------             ---|
                                                    |                  |                    |
                                                    |                  |                    |
                                                    ----------------------------------------
                                                                       |
                                                                       |
                                                       -----------------------------------
                                                                   Trustees

                                                         Oversee the Funds' activities.
                                                       -----------------------------------


                                                                 FUND DETAILS 17

--------------------------------------------------------------------------------
Business structure


Adviser
John Hancock Investment Management Services, LLC is the Adviser to JHF III. The Adviser is a Delaware limited liability company with principal offices located at 601 Congress Street, Boston, Massachusetts 02210-2805. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The Adviser is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Adviser administers the business and affairs of the Funds. The Adviser also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all series of JHF III.

The Adviser does not itself manage any of the Funds' portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the
Adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of each Fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Trustees of JHF III.

JHF III relies on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining approval of JHF III, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF III (other than by reason of serving as subadviser to a Fund) or to change a subadvisory fee of a subadviser without the approval of shareholders.


Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC serves as subadviser to the Funds. GMO is a private company, founded in 1977. As of April 30, 2007, GMO managed on a worldwide basis more than $149 billion for mutual funds and institutional investors, such as pension plans, endowments and foundations.


Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees' approving the investment advisory and subadvisory contracts of the Funds is available in the Funds' semiannual reports to the shareholders for the period ended August 31, 2007.


--------------------------------------------------------------------------------
Management biographies
Day-to-day management of each Fund is the responsibility of one of several divisions comprised of investment professionals associated with the subadviser, GMO. Each division's members work collaboratively to manage the relevant Fund's portfolio, and no one person is primarily responsible for day-to-day management of any Fund; however, the individuals responsible for managing the implementation and monitoring of the overall portfolio management of the respective Funds are listed below. The table below identifies the investment divisions and the Funds for which they are responsible.



--------------------------------------------------------------------------------
Investment division                                         Funds managed
--------------------------------------------------------------------------------
U.S. Quantitative                                           Active Value
                                                            U.S. Quality Equity
--------------------------------------------------------------------------------
International Quantitative                                  Global
--------------------------------------------------------------------------------

Below is a list of the senior members of each investment division, including a brief summary of their business careers over the past five years. The Funds' SAI contains additional details about the senior members of the relevant investment division, including information about such individuals' compensation, other accounts managed and their ownership of Fund shares, if any.


U.S. Quantitative Division
Sam Wilderman is the individual responsible for managing the implementation and monitoring of the overall portfolio management of Funds for which the U.S. Quantitative Division is responsible. Mr. Wilderman is the senior member of the U.S. Quantitative Division at GMO. Mr. Wilderman allocates responsibility for portions of each Fund's portfolio to various members of the Division, oversees the implementation of trades on behalf of the Funds, reviews the overall composition of the Funds' portfolios, including compliance with stated investment objectives and strategies, and monitors cash flows.

Mr. Wilderman served as co-director of U.S. equity management since 2005 and has served as Director since January 2006. Prior to this position, Mr. Wilderman has been responsible for emerging countries and emerging markets research and portfolio management at GMO. Mr. Wilderman joined GMO in 1996.

Edmond Choi is the individual responsible for managing the implementation and monitoring of the overall portfolio management of the Active Value Fund. Mr. Choi is a senior member of the U.S. Quantitative Division at GMO. Mr. Choi manages or allocates responsibility for portions of the Active Value Fund's portfolio to various members of the Division, oversees the implementation of trades on behalf of the Active Value Fund, reviews the overall composition of the Active Value Fund's portfolio, including compliance with stated investment objectives and strategies, and monitors cash flows.

Mr. Choi is currently responsible for managing or overseeing the portfolio management of certain GMO U.S. equity portfolios. From 1994 to 2005, Mr. Choi was a member of the division responsible for managing GMO's U.S. active equity portfolios, and, beginning in 2001, was responsible for overseeing the management of GMO's U.S. active equity portfolios.


International Quantitative Division
Dr. Thomas Hancock is the individual responsible for managing the implementation and monitoring of the overall portfolio management of the Funds for which the International Quantitative Division is responsible. Dr. Hancock is the director of the Division. Dr. Hancock allocates responsibility for portions of each Fund's portfolio to various team members of the Division, oversees the implementation of trades on behalf of the Funds, reviews the overall composition of the Funds' portfolios, including compliance with stated investment objectives and strategies, and monitors cash flows.

Dr. Hancock has been responsible for overseeing the portfolio management of GMO's international developed market and global quantitative equities portfolios since 1995.

Appendix C of the SAI includes information about the portfolio managers, including information about their compensation, accounts they manage other than the Funds and their ownership of the Funds' shares, if any.


18 FUND DETAILS

For more information
--------------------------------------------------------------------------------
Two documents are available that offer further information on the Funds:

Annual/Semiannual Report to Shareholders
The annual and semiannual reports include financial statements. The annual report also includes a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year in addition to the auditors' report.

Statement of Additional Information
The SAI contains more detailed information on all aspects of the Funds. The SAI includes a summary of JHF III's policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current prospectus, annual/ semiannual report or the SAI, to request other information or to make shareholder inquiries, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696

On the Internet: www.jhfunds.com

Or you may view or obtain these documents and other information from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC
For access to the Reference Room call 202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the EDGAR database on the Internet: www.sec.gov

SEC number: 811-21777

(C)2007 JOHN HANCOCK FUNDS, LLC GMR2PN 7/07
--------------------------------------------------------------------------------

      [LOGO]
  John Hancock(R)
the future is yours

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

   [LOGO]
John Hancock(R)
---------------
MUTUAL FUNDS


                                                                    John Hancock
                                                    Equity & International Funds
--------------------------------------------------------------------------------

                                                                  CLASS I SHARES

                                                                     Growth Fund

                                                       Growth Opportunities Fund

                                                         International Core Fund

                                                       International Growth Fund

                                                            Intrinsic Value Fund

                                                                  U.S. Core Fund

                                                        Value Opportunities Fund



--------------------------------------------------------------------------------
Prospectus
7.1.2007



--------------------------------------------------------------------------------
As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

JOHN HANCOCK FUNDS
--------------------------------------------------------------------------------
Growth Fund                                                                    4
Growth Opportunities Fund                                                      6
International Core Fund                                                        8
International Growth Fund                                                     10
Intrinsic Value Fund                                                          12
U.S. Core Fund                                                                14
Value Opportunities Fund                                                      16

PRINCIPAL RISKS
--------------------------------------------------------------------------------
Description of principal risks                                                18

YOUR ACCOUNT
--------------------------------------------------------------------------------
Who can buy Class I shares                                                    21
Opening an account                                                            21
Buying shares                                                                 22
Selling shares                                                                23
Transaction policies                                                          25
Dividends and account policies                                                27
Additional investor services                                                  27

FUND DETAILS
--------------------------------------------------------------------------------
Business structure                                                            28
Management biographies                                                        29
Financial highlights                                                          30
Appendix - Related Performance Information                                    34

FOR MORE INFORMATION                                                  BACK COVER
--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------

JOHN HANCOCK FUNDS III

This prospectus contains information regarding series (each a "Fund" and, collectively, the "Funds") of John Hancock Funds III ("JHF III"). Summary descriptions of each Fund, which set forth each Fund's investment objective and describe each Fund's principal investment strategies and principal risks, are provided in the next section of this prospectus. The summaries are not designed to be all-inclusive and each Fund may make investments, employ strategies and be exposed to risks that are not contained in the Fund's summary description. More information about each Fund's investments and strategy is set forth in the Statement of Additional Information ("SAI").

John Hancock Investment Management Services, LLC serves as each Fund's investment adviser (the "Adviser"). The Adviser has retained Grantham, Mayo, Van Otterloo & Co. LLC ("GMO" or the subadviser) to manage each Fund's assets. More information about the Adviser and the subadviser can be found in the "Fund Details" section of this prospectus.

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Funds, be sure to read all risk disclosure carefully before investing.


FUND INFORMATION KEY
--------------------------------------------------------------------------------

Concise Fund-by-Fund descriptions begin on the next page. Each description provides the following information:


[GRAPHIC] Goal and strategy

The Fund's particular investment goals and the strategies it intends to use in pursuing those goals.


[GRAPHIC] Past performance

The Fund's total return, measured year-by-year and over time.


[GRAPHIC] Principal risks

The major risk factors associated with the Fund.


[GRAPHIC] Your expenses

The overall costs borne by an investor in the Fund, including sales charges and annual expenses.

--------------------------------------------------------------------------------

Growth Fund
--------------------------------------------------------------------------------
[GRAPHIC] Goal and strategy

GOAL: The Fund seeks long-term capital growth.
STRATEGY: The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000 Index and in companies with size and growth characteristics similar to those of companies with stocks in the Index. As of April 30, 2007, the market capitalization of companies that issue stocks included in the Russell 1000 Index, a U.S. stock index, ranged from $1.3 billion to $447.2 billion.

The subadviser uses proprietary research and quantitative models to identify stocks it believes have improving fundamentals. From that group, the subadviser then selects those stocks it believes have growth characteristics and that trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.


--------------------------------------------------------------------------------
[GRAPHIC] Past performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, no past performance is presented here.


4 FUNDS

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[GRAPHIC] Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Medium and smaller company risk
- Hedging and other strategic transactions risk
- Non-diversification risk
- Management risk


SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management; founded in 1977; supervised by the Adviser.

See page 29 for the management biographies.


FUND CODES

Class I
Ticker                   GORIX
CUSIP                    47803T684
Newspaper                --
JH Fund Number           486


--------------------------------------------------------------------------------
[GRAPHIC] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
 Annual operating expenses                                               Class I
--------------------------------------------------------------------------------
 Management fee(1)                                                         0.80%
--------------------------------------------------------------------------------
 Other expenses                                                            1.10%
--------------------------------------------------------------------------------
 Total operating expenses                                                  1.90%
--------------------------------------------------------------------------------
 Contractual expense reimbursement (at least until 6-30-08)                0.90%
--------------------------------------------------------------------------------
 Net operating expenses(2)                                                 1.00%
--------------------------------------------------------------------------------

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                     Year 1         Year 3         Year 5        Year 10
--------------------------------------------------------------------------------
Class I                        $102           $510           $943         $2,149

1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the Growth Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule: 0.80% for aggregate assets under management up to and including $500 million, 0.78% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.77% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.76% for aggregate assets under management in excess of $2.5 billion.

2 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.11% of the Fund's average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.00% for Class I. This expense reimbursement shall continue in effect until June 30, 2008, and thereafter until terminated by the Adviser on notice to JHF III.


                                                                        FUNDS  5

--------------------------------------------------------------------------------

Growth Opportunities Fund
--------------------------------------------------------------------------------
[GRAPHIC] Goal and strategy

GOAL: The Fund seeks long-term capital growth.

STRATEGY: The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500 Index and in companies with total market capitalizations similar to those of companies with stocks in the Index ("small- and mid-cap companies"). As of April 30, 2007, the market capitalization of companies that issue stocks included in the Russell 2500 Index, a U.S. stock index, ranged from $1.6 million to $9.6 billion. In addition, as of April 30, 2007, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $1.4 billion, and the median market capitalization was approximately $896 million. Under normal circumstances, the Fund invests at least 80% of its assets in small- and mid-cap companies.

The subadviser uses proprietary research and quantitative models to identify small- and mid-cap company stocks the subadviser believes have improving fundamentals. From that group the subadviser then selects small- and mid-cap company stocks it believes have growth characteristics and which trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.


--------------------------------------------------------------------------------
[GRAPHIC] Past Performance

The graph shows the total return of the Fund's Class A shares for the calendar year ended December 31, 2006, while the table shows performance of these shares over time (along with a broad-based market index for reference)(1). This information may help to provide an indication of the Fund's risk. Performance before and after taxes does not indicate future results.

----------------------------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)(1)
----------------------------------------------------------------------------------------------------
Most recent quarter: Q1 2007, 3.47%   Best quarter: Q1 2006, 11.34%   Worst quarter: Q2 2006, -6.18%

  [THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

2006                                                                        8.84%
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average annual total returns (including sales                           Life of
charge) for periods ending 12-31-06(1)                        1 year    Class A
--------------------------------------------------------------------------------
 Class A before tax (began 9-16-05)                            3.37%       5.01%
--------------------------------------------------------------------------------
 Class A after tax on distributions                            3.06%       4.76%
--------------------------------------------------------------------------------
 Class A after tax on distributions, with sale                 2.24%       4.14%
--------------------------------------------------------------------------------
 Russell 2500 Growth Index                                    12.26%      11.71%
--------------------------------------------------------------------------------

1 Performance linked to the predecessor fund, GMO U.S. Growth Fund Class III shares. Class A shares of the Fund would have substantially similar annual returns as Class I shares because the assets represented by Class A shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses.

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

Benchmark Index (reflects no fees or taxes)
Russell 2500 Growth Index measures the performance of stocks included in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values and is independently maintained and published by the Frank Russell Company.


6  FUNDS

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[GRAPHIC] Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Liquidity risk
- Medium and smaller company risk
- Hedging and other strategic transactions risk
- Non-diversification risk
- Management risk


SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management; founded in 1977; supervised by the Adviser.

See page 29 for the management biographies.


FUND CODES

Class I
Ticker                  GOSIX
CUSIP                   47803T759
Newspaper               --
JH Fund Number          484


--------------------------------------------------------------------------------
[GRAPHIC] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
 Annual operating expenses                                               Class I
--------------------------------------------------------------------------------
 Management fee(1)                                                         0.80%
--------------------------------------------------------------------------------
 Other expenses                                                           15.46%
--------------------------------------------------------------------------------
 Acquired Fund fees and expenses                                           0.01%
--------------------------------------------------------------------------------
 Total operating expenses(2)                                              16.26%
--------------------------------------------------------------------------------
 Contractual expense reimbursement (at least until 6-30-08)               15.13%
--------------------------------------------------------------------------------
 Net operating expenses(3)                                                 1.14%
--------------------------------------------------------------------------------

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
 Expenses                    Year 1         Year 3         Year 5        Year 10
--------------------------------------------------------------------------------
 Class I                       $116         $3,126         $5,495         $9,442
--------------------------------------------------------------------------------


1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the Growth Opportunities Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule:
   0.80% for aggregate assets under management up to and including $500 million, 0.78% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.77% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.76% for aggregate assets under management in excess of $2.5 billion.

2 The "Total operating expenses" include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (each, an "Acquired Fund"). The Total operating expenses shown may not correlate to the Fund's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund fees and expenses.

3 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.24% of the Fund's average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.14% for Class I. This expense reimbursement shall continue in effect until June 30, 2008, and thereafter until terminated by the Adviser on notice to JHF III.


                                                                        FUNDS  7

--------------------------------------------------------------------------------

International Core Fund
--------------------------------------------------------------------------------
[GRAPHIC] Goal and strategy

GOAL: The Fund seeks high total return.
STRATEGY: The Fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the U.S. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of non-U.S. issuers.

The subadviser uses proprietary research and quantitative models to evaluate and select individual stocks, countries and currencies based on several factors, including:

- Stocks -- valuation, firm quality and improving fundamentals;
- Countries -- stock market valuation, positive GDP trends, positive market sentiment; and
- Currencies -- export and producer price parity, balance of payments and interest rate differentials.

The factors considered by the subadviser and the models used may change over time. In using these models to construct the Fund's portfolio, the subadviser expects that stock selection will reflect a slight bias for value stocks it believes are of high quality. The subadviser seeks to manage the Fund's exposure to market capitalization categories (e.g., small cap, medium cap and large cap) relative to the Fund's benchmark, the MSCI EAFE Index. As of April 30, 2007, the market capitalization of companies that issue stocks included in the MSCI EAFE Index ranged from $298.4 million to $225.9 billion.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments);
(iii) manage risk by implementing shifts in investment exposure; or (iv) adjust its foreign currency exposure. The Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.


--------------------------------------------------------------------------------
[GRAPHIC] Past performance

The graph shows the total return of the Fund's Class A shares for the calendar year ended December 31, 2006, while the table shows performance of these shares over time (along with a broad-based market index for reference)1. This information may help to provide an indication of the Fund's risk. Performance before and after taxes does not indicate future results.

--------------------------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)(1)
--------------------------------------------------------------------------------------------------
Most recent quarter: Q1 2007, 4.68%   Best quarter: Q1 2006, 10.37%  Worst quarter: Q2 2006, 0.45%

  [THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

2006                                                                       25.33%
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average annual total returns (including sales                           Life of
charge) for periods ending 12-31-06(1)                       1 year     Class A
--------------------------------------------------------------------------------
 Class A before tax (began 9-16-05)                           19.07%      18.88%
--------------------------------------------------------------------------------
 Class A after tax on distributions                           18.70%      18.59%
--------------------------------------------------------------------------------
 Class A after tax on distributions, with sale                12.39%      15.94%
--------------------------------------------------------------------------------
 MSCI EAFE Index                                              26.34%      24.92%
--------------------------------------------------------------------------------

1 Performance linked to the predecessor fund, GMO International Core Equity Fund Class III shares. Class A shares of the Fund would have substantially similar annual returns as Class I shares because the assets represented by Class A shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses.

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

Benchmark Index (reflects no fees or taxes)
MSCI EAFE Index (Europe, Australasia, and Far East), a large-capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.


8  FUNDS

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[GRAPHIC] Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Medium and smaller company risk
- Hedging and other strategic transactions risk
- Foreign securities risk (including currency risk)
- Management risk


SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management; founded in 1977; supervised by the Adviser.

See page 29 for the management biographies.


FUND CODES

Class I
Ticker                  GOCIX
CUSIP                   47803T494
Newspaper               --
JH Fund Number          466


--------------------------------------------------------------------------------
[GRAPHIC] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
 Annual operating expenses                                               Class I
--------------------------------------------------------------------------------
 Management fee(1)                                                         0.89%
--------------------------------------------------------------------------------
 Other expenses                                                           11.63%
--------------------------------------------------------------------------------
 Total operating expenses                                                 12.52%
--------------------------------------------------------------------------------
 Contractual expense reimbursement (at least until 6-30-08)               11.32%
--------------------------------------------------------------------------------
 Net operating expenses(2)                                                 1.20%
--------------------------------------------------------------------------------

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
 Expenses                    Year 1         Year 3         Year 5        Year 10
--------------------------------------------------------------------------------
 Class I                       $122         $2,530         $4,589         $8,525
--------------------------------------------------------------------------------

1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the International Core Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule:
   0.92% for aggregate assets under management up to and including $100 million, 0.895% for aggregate assets under management in excess of $100 million and up to and including $1 billion and a final rate of 0.880% for aggregate assets under management in excess of $1 billion.

2 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.20% of the Fund's average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.20% for Class I. This expense reimbursement shall continue in effect until June 30, 2008, and thereafter until terminated by the Adviser on notice to JHF III.


                                                                        FUNDS  9

--------------------------------------------------------------------------------

International Growth Fund
--------------------------------------------------------------------------------
[GRAPHIC] Goal and strategy

GOAL: The Fund seeks high total return.
STRATEGY: The Fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the U.S. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of non-U.S. issuers.

The subadviser, using proprietary research and quantitative models, seeks to add value by capitalizing on inefficiencies it perceives in the pricing of growth stocks. The subadviser uses quantitative models and fundamental investment principles to select growth stocks the subadviser believes have improving fundamentals and prices that reflect the relevant market's discount to their fundamental value. The subadviser maintains diversification across countries, and tilts the fund's portfolio in favor of countries that the subadviser believes have the highest growth prospects or that the subadviser believes are most undervalued. The subadviser also considers factors that may influence the growth potential of a particular country, such as currency valuation. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use exchange-traded and over-the-counter derivatives and related instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; or (iv) adjust its foreign currency exposure. The Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.


--------------------------------------------------------------------------------
[GRAPHIC] Past performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, no past performance is presented here.


10 FUNDS

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[GRAPHIC] Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Medium and smaller company risk
- Hedging and other strategic transactions risk
- Foreign securities risk (including currency risk)
- Management risk


SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management founded in 1977; supervised by the Adviser

See page 29 for the management biographies.


FUND CODES

Class I
Ticker                  GOGIX
CUSIP                   47803T627
Newspaper               --
JH Fund Number          487


--------------------------------------------------------------------------------
[GRAPHIC] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
 Annual operating expenses                                               Class I
--------------------------------------------------------------------------------
 Management fee(1)                                                         0.92%
--------------------------------------------------------------------------------
 Other expenses                                                           16.28%
--------------------------------------------------------------------------------
 Total operating expenses                                                 17.20%
--------------------------------------------------------------------------------
 Contractual expense reimbursement (at least until 6-30-08)               16.01%
--------------------------------------------------------------------------------
 Net operating expenses(2)                                                 1.19%
--------------------------------------------------------------------------------

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
 Expenses                    Year 1         Year 3         Year 5        Year 10
--------------------------------------------------------------------------------
 Class I                       $121         $3,270         $5,697         $9,603
--------------------------------------------------------------------------------

1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the International Growth Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule:
   0.92% for aggregate assets under management up to and including $100 million, 0.895% for aggregate assets under management in excess of $100 million and up to and including $1 billion and a final rate of 0.88% for aggregate assets under management in excess of $1 billion.

2 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.20% of the Fund's average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.20% for Class I. This expense reimbursement shall continue in effect until June 30, 2008, and thereafter until terminated by the Adviser on notice to JHF III.


                                                                       FUNDS  11

--------------------------------------------------------------------------------

Intrinsic Value Fund
--------------------------------------------------------------------------------
[GRAPHIC] Goal and strategy

GOAL: The Fund seeks to achieve long-term capital growth.

STRATEGY: The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000 Index, and in companies with size and value characteristics similar to those of companies with stocks in the Index. As of April 30, 2007, the market capitalization of companies that issue stocks included in the Russell 1000 Index, a U.S. stock index, ranged from $1.3 billion to $447.2 billion.

The subadviser uses proprietary research and quantitative models to seek out stocks it believes are undervalued and have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights and market capitalization. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.


--------------------------------------------------------------------------------
[GRAPHIC] Past performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, no past performance is presented here.


12 FUNDS

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[GRAPHIC] Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Medium and smaller company risk
- Hedging and other strategic transactions risk
- Non-diversification risk
- Management risk


SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management; founded in 1977; supervised by the Adviser.

See page 29 for the management biographies.


FUND CODES

Class I
Ticker                  GOVIX
CUSIP                   47803T817
Newspaper               --
JH Fund Number          451


--------------------------------------------------------------------------------
[GRAPHIC] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
 Annual operating expenses                                               Class I
--------------------------------------------------------------------------------
 Management fee(1)                                                         0.78%
--------------------------------------------------------------------------------
 Other expenses                                                           16.82%
--------------------------------------------------------------------------------
 Total operating expenses                                                 17.60%
--------------------------------------------------------------------------------
 Contractual expense reimbursement (at least until 6-30-08)               16.65%
--------------------------------------------------------------------------------
 Net operating expenses(2)                                                 0.95%
--------------------------------------------------------------------------------

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
 Expenses                    Year 1         Year 3         Year 5        Year 10
--------------------------------------------------------------------------------
 Class I                        $97         $3,313         $5,769         $9,663
--------------------------------------------------------------------------------

1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the Intrinsic Value Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule:
   0.78% for aggregate assets under management up to and including $500 million, 0.76% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.75% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.74% for aggregate assets under management in excess of $2.5 billion.

2 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.08% of the Fund's average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 0.95% for Class I. This expense reimbursement shall continue in effect until June 30, 2008, and thereafter until terminated by the Adviser on notice to JHF III.


                                                                       FUNDS  13

--------------------------------------------------------------------------------

U.S. Core Fund
--------------------------------------------------------------------------------
[GRAPHIC] Goal and strategy

GOAL: The Fund seeks high total return.
STRATEGY: To gain broad exposure to the U.S. equity market, the Fund typically makes equity investments in U.S. companies with capitalizations similar to the capitalizations of companies that issue stocks included in the S&P 500 Index. As of April 30, 2007, the market capitalization of companies that issue stocks included in the S&P 500 Index ranged from $1.6 billion to $447.2 billion. Under normal circumstances, the Fund invests at least 80% of its assets in investments tied economically to the U.S.

The subadviser uses proprietary research and quantitative models to seek out stocks it believes are undervalued as well as stocks the subadviser believes have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights and market capitalization. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.


--------------------------------------------------------------------------------
[GRAPHIC] Past performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, no past performance is presented here.


14 FUNDS

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[GRAPHIC] Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Medium and smaller company risk
- Hedging and other strategic transactions risk
- Management risk


SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management; founded in 1977; supervised by the Adviser.

See page 29 for the management biographies.


FUND CODES

Class I
Ticker                  GOTIX
CUSIP                   47803T106
Newspaper               --
JH Fund Number          465


--------------------------------------------------------------------------------
[GRAPHIC] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
 Annual operating expenses                                               Class I
--------------------------------------------------------------------------------
 Management fee(1)                                                         0.76%
--------------------------------------------------------------------------------
 Other expenses                                                           17.07%
--------------------------------------------------------------------------------
 Total operating expenses                                                 17.83%
--------------------------------------------------------------------------------
 Contractual expense reimbursement (at least until 6-30-08)               16.88%
--------------------------------------------------------------------------------
 Net operating expenses(2)                                                 0.95%
--------------------------------------------------------------------------------

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
 Expenses                    Year 1         Year 3         Year 5        Year 10
--------------------------------------------------------------------------------
 Class I                        $97         $3,347         $5,816         $9,697
--------------------------------------------------------------------------------

1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the U.S. Core Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule: 0.78% for aggregate assets under management up to and including $500 million, 0.76% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.75% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.74% for aggregate assets under management in excess of $2.5 billion.

2 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.10% of the Fund's average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 0.95% for Class I. This expense reimbursement shall continue in effect until June 30, 2008, and thereafter until terminated by the Adviser on notice to JHF III.


                                                                       FUNDS  15

--------------------------------------------------------------------------------

Value Opportunities Fund
--------------------------------------------------------------------------------
[GRAPHIC] Goal and strategy

GOAL: The Fund seeks long-term capital growth.
STRATEGY: The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500 Index and in companies with total market capitalizations similar to those of companies with stocks in the Index ("small- and mid-cap companies"). As of April 30, 2007, the market capitalization of companies that issue stocks included in the Russell 2500 Index ranged from $1.6 million to $9.6 billion. In addition, as of April 30, 2007, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $1.4 billion, and the median market capitalization was approximately $896 million. Under normal circumstances, the Fund invests at least 80% of its assets in small- and mid-cap companies.

The subadviser uses proprietary research and quantitative models to identify small- and mid-cap company stocks it believes have improving fundamentals and that trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.


--------------------------------------------------------------------------------
[GRAPHIC] Past performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, no past performance is presented here.


16 FUNDS

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[GRAPHIC] Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Liquidity risk
- Medium and smaller company risk
- Hedging and other strategic transactions risk
- Management risk


SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management; founded in 1977; supervised by the Adviser.

See page 29 for the management biographies.


FUND CODES

Class I
Ticker                  GMPIX
CUSIP                   47803T569
Newspaper               --
JH Fund Number          463


--------------------------------------------------------------------------------
[GRAPHIC] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
 Annual operating expenses                                               Class I
--------------------------------------------------------------------------------
 Management fee(1)                                                         0.80%
--------------------------------------------------------------------------------
 Other expenses                                                           11.83%
--------------------------------------------------------------------------------
 Acquired Fund fees and expenses                                           0.03%
--------------------------------------------------------------------------------
 Total operating expenses(2)                                              12.66%
--------------------------------------------------------------------------------
 Contractual expense reimbursement (at least until 6-30-08)               11.64%
--------------------------------------------------------------------------------
 Net operating expenses(3)                                                1.02%
--------------------------------------------------------------------------------

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
 Expenses                    Year 1         Year 3         Year 5        Year 10
--------------------------------------------------------------------------------
 Class I                       $104         $2,539         $4,615         $8,564
--------------------------------------------------------------------------------

1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the Value Opportunities Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule:
   0.80% for aggregate assets under management up to and including $500 million, 0.78% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.77% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.76% for aggregate assets under management in excess of $2.5 billion.

2 The "Total operating expenses" include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (each, an "Acquired Fund"). The Total operating expenses shown may not correlate to the Fund's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund fees and expenses.

3 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.09% of the Fund's average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 0.99% for Class I. This expense reimbursement shall continue in effect until June 30, 2008, and thereafter until terminated by the Adviser on notice to JHF III.


                                                                       FUNDS  17

--------------------------------------------------------------------------------

Principal risks
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Description of principal risks

The following chart identifies the principal risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to the Fund at various times.

                                                                  Hedging
                                                                  and Other
                        Equity                     Medium and     Strategic      Foreign      Non-
                        Securities   Liquidity     Smaller        Transactions   Securities   Diversification   Management
 Fund                   Risk         Risk          Company Risk   Risk           Risk         Risk              Risk
-----------------------------------------------------------------------------------------------------------------------------
 Growth                    -                           -              -                             -               -
-----------------------------------------------------------------------------------------------------------------------------
 Growth Opportunities      -            -              -              -                             -               -
-----------------------------------------------------------------------------------------------------------------------------
 International Core        -                           -              -             -                               -
-----------------------------------------------------------------------------------------------------------------------------
 International Growth      -            -              -              -             -                               -
-----------------------------------------------------------------------------------------------------------------------------
 Intrinsic Value           -                           -              -                             -               -
-----------------------------------------------------------------------------------------------------------------------------
 U.S. Core                 -                           -              -                                             -
-----------------------------------------------------------------------------------------------------------------------------
 Value Opportunities       -            -              -              -                                             -

Factors that may affect a particular Fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these principal risks and certain related risks, but is not intended to include every potential risk. All Funds could be subject to additional risks because the types of investments made by each Fund may change over time. The SAI includes more information about the Funds and their investments.

Equity securities risk
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition, and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase of production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or generally adverse investor sentiment. Even a Fund that invests in high-quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Each Fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects each Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Value securities Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price below what the subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. Each Fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that a subadviser anticipates.

Growth securities Certain equity securities (generally referred to as "growth securities") are purchased primarily because the subadviser believes that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to market fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. When a Fund invests primarily in growth securities, it is subject to these risks.


18 PRINCIPAL RISKS

Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a Fund's investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in a foreign security. Some of the foreign risks are also applicable to certain Funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a Fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a Fund's investments. Currency risk includes both the risk that currencies in which a Fund's investments are traded, or currencies in which a Fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain Funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the Fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, a Fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain Funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a Fund's currency exposure being substantially different than that suggested by its securities investments. All Funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase the Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.


Hedging and other strategic transactions risk
The Funds may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Each Fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Each Fund also may use derivatives as a way to adjust efficiently the exposure of the Fund to various securities, markets and currencies without the fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of Fund assets and making new investments over time. For a description of the various derivative instruments a Fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a Fund to the risk that the counterparty to an over-the-counter ("OTC") derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty would meet its contractual obligations or that, in the event of default, the fund would succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. Each Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent that a Fund contracts with a limited number of counterparties, the Fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indexes they are designed to hedge or closely track. Suitable derivative transactions may not


                                                              PRINCIPAL RISKS 19
be available in all circumstances. In addition, the subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of a Fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a Fund's portfolio securities. If the transaction is not successful it could result in a loss to the Fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a fund's initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent a portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

Credit and counterparty risk This is the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

A Fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. A Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.


Liquidity risk
Liquidity risk exists when particular securities are difficult to sell due to a limited market or to legal restrictions, such that a Fund may be prevented from selling particular securities at an advantageous price. Certain Funds may be subject to liquidity risk. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. These securities are more likely to be fair valued. Liquidity risk may also exist when a fund has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements or closing out a short sale).

Management risk
Each Fund is subject to management risk because it relies on the subadviser's ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that these will produce the desired results. The subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. A fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.


Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to Funds that invest in the securities of companies with smaller market capitalizations that primarily make investments in companies with smaller- or medium-sized market capitalizations.


Non-diversification risk
Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain Funds are not "diversified" within the meaning of the Investment Company Act of 1940, as amended ("1940 Act"). This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with the Fund's investment strategies or techniques for these Funds may be more pronounced than for Funds that are "diversified."


20 PRINCIPAL RISKS

--------------------------------------------------------------------------------

Your account
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Who can buy Class I shares
Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares -- See "Opening an account":

- Retirement and other benefit plans
- Endowment funds and foundations
- Any state, county or city, or its instrumentality, department, authority or agency
- Accounts registered to insurance companies, trust companies and bank trust departments
- Investment companies, both affiliated and not affiliated with the Adviser
- Investors who participate in fee-based, wrap and other investment platform programs
- Any entity that is considered a corporation for tax purposes
- Fund trustees and other individuals who are affiliated with the Fund and other John Hancock funds

Your broker-dealer or agent may charge you a fee to effect transactions in Fund shares.

Other share classes of the Funds, which have their own expense structures, may be offered in separate prospectuses.


Additional payments to financial intermediaries
Shares of the Funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the Funds in two principal ways:

- directly, by the payment of sales commissions, if any; or
- indirectly, as a result of the Funds paying Rule 12b-1 fees.

Certain firms may request, and John Hancock Funds, LLC (the "Distributor") may agree to make, payments in addition to sales commissions and 12b-1 fees out of the Distributor's own resources.

These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the Funds' shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the Funds and that are willing to cooperate with the Distributor's promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing each Fund's net assets, which, as well as benefiting each Fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain Funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor's marketing efforts by allowing the Adviser to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the Funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Funds.

The SAI discusses the Distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask the firm about any payments it receives from the Distributor or the Funds, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provision of services to the Funds, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the Funds. If an intermediary provides these services, the Adviser or the Funds may compensate the intermediary for these services.

In addition, an intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the Funds.


--------------------------------------------------------------------------------
Opening an account

1 Read this prospectus carefully.

2 Determine if you are eligible, by referring to "Who can buy Class I shares" above.

3 Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in a Fund's sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the Fund to pay any type of administrative payments per shareholder account to any third party. A Fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

4 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call John Hancock Signature Services, Inc. ("Signature Services"), the Funds' transfer agent, at 1-888-972-8696.

5 Make your initial investment using the instructions under "Buying shares."


Important information about opening a new account
To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT
Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Applications for more details.


                                                                 YOUR ACCOUNT 21

--------------------------------------------------------------------------------
Buying shares

          Opening an account                                                    Adding to an account
------------------------------------------------------------------------------------------------------------------------------------
By check
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] -  Make out a check for the investment amount,                        -  Make out a check for the investment amount,
             payable to "John Hancock Signature Services,                          payable to "John Hancock Signature Services,
             Inc."                                                                 Inc."

          -  Deliver the check and your completed                               -  If your account statement has a detachable
             application to your financial representative,                         investment slip, please complete it in its
             or mail them to Signature Services (address                           entirety. If no slip is available, include a
             below).                                                               note specifying the Fund name(s), your share
                                                                                   class, your account number and the name(s) in
                                                                                   which the account is registered.

                                                                                -  Deliver the check and your investment slip or
                                                                                   note to your financial representative, or mail
                                                                                   them to Signature Services (address below).

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] -  Call your financial representative or Signature                    -  Call your financial representative or Signature
             Services to request an exchange.                                      Services to request an exchange.

          -  You may only exchange Class I shares for other                     -  You may only exchange Class I shares for other
             Class I shares or Money Market Fund Class A                           Class I shares or Money Market Fund Class A
             shares.                                                               shares.

------------------------------------------------------------------------------------------------------------------------------------
By wire
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] -  Deliver your completed application to your                         -  Obtain wiring instructions by calling Signature
             financial representative, or mail it to                               Services at 1-888-972-8696.
             Signature Services.
                                                                                -  Instruct your bank to wire the amount of your
          -  Obtain your account number by calling your                            investment.
             financial representative or Signature Services
             at 1-888-972-8696.                                                 Specify the Fund's name, your choice of share
                                                                                class, your account number and the name(s) in
          -  Obtain wiring instructions                                         which the account is registered. Your bank may
             by calling Signature Services at                                   charge a fee to wire funds.
             1-888-972-8696.

             Specify the Fund name, your choice of share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] See "By exchange" and "By wire."                                      -  Verify that your bank or credit union is a
                                                                                   member of the Automated Clearing House (ACH)
                                                                                   system.

                                                                                -  Complete the "Bank Information" section on your
                                                                                   account application.

                                                                                -  Call EASI-Line for automated service 24 hours a
                                                                                   day at 1-800-597-1897.

                                                                                -  Call your financial representative or call
                                                                                   Signature Services between 8:30 A.M. and 5:00
                                                                                   P.M., Eastern Time on most business days.

----------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative
for instructions and assistance.
----------------------------------------------


22 YOUR ACCOUNT

--------------------------------------------------------------------------------
Selling shares

                                                                                To sell some or all of your shares
------------------------------------------------------------------------------------------------------------------------------------
 By letter
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] -  Sales of any amount.                                               -  Write a letter of instruction indicating the
                                                                                   Fund name, your account number, your share
                                                                                   class, the name(s) in which the account is
                                                                                   registered and the dollar value or number of
                                                                                   shares you wish to sell.

                                                                                -  Include all signatures and any additional
                                                                                   documents that may be required (see next page).

                                                                                -  Mail the materials to Signature Services.

                                                                                -  A check or wire will be sent according to your
                                                                                   letter of instruction.

                                                                                -  Certain requests will require a Medallion
                                                                                   signature guarantee. Please refer to "Selling
                                                                                   shares in writing" on the next page.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] Amounts up to $100,000:
          -  Most accounts.                                                     -  Redemption proceeds of up to $100,000 may be
                                                                                   sent by wire or by check. A check will be
                                                                                   mailed to the exact name(s) and address on the
                                                                                   account.

                                                                                -  To place your request with a representative at
                                                                                   John Hancock Funds, call Signature Services
                                                                                   between 8:30 A.M. and 5:00 P.M., Eastern Time
                                                                                   on most business days or your financial
                                                                                   representative.

          Amounts up to $5 million:
          -  Available to the following types of accounts:                      -  Redemption proceeds exceeding $100,000 must be
             custodial accounts held by banks, trust                               wired to your designated bank account.
             companies or broker-dealers; endowments and
             foundations; corporate accounts; group                             -  Redemption proceeds exceeding $100,000 and sent
             retirement plans; and pension accounts                                by check will require a letter of instruction
             (excluding IRAs, 403(b) plans and all John                            with a Medallion signature guarantee. Please
             Hancock custodial retirement accounts).                               refer to "Selling shares in writing."

------------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer ("EFT")
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] -  Requests by letter to sell any amount.                             -  To verify that the telephone redemption
                                                                                   privilege is in place on an account, or to
          -  Qualified requests by phone to sell up to $5                          request the forms to add it to an existing
             million (accounts with telephone redemption                           account, call Signature Services.
             privileges).
                                                                                -  Amounts of $5 million or more will be wired on
                                                                                   the next business day.

                                                                                -  Amounts up to $100,000 may be sent by EFT or by
                                                                                   check. Funds from EFT transactions are
                                                                                   generally available by the second business day.
                                                                                   Your bank may charge a fee for this service.

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] -  Sales of any amount.                                               -  Obtain a current prospectus for the Fund into
                                                                                   which you are exchanging by calling your
                                                                                   financial representative or Signature Services.

                                                                                -  You may only exchange for Class I shares, for
                                                                                   other Class I shares or Money Market Fund Class
                                                                                   A shares.

                                                                                -  Call your financial representative or Signature
                                                                                   Services to request an exchange.


                                                                 YOUR ACCOUNT 23

Selling shares in writing
In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

- your address of record has changed within the past 30 days;
- you are selling more than $100,000 worth of shares -- this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock;
- you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts); or
- you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

------------------------------------------------------------------------------------------------------------------------------------
Seller                                                                  Requirements for written requests
------------------------------------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts (custodial            -  Letter of instruction.
accounts for minors).                                                   -  On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is
                                                                           registered.
                                                                        -  Medallion signature guarantee, if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------
Owners of corporate, sole proprietorship, general partner               -  Letter of instruction.
or association accounts.                                                -  Corporate business/organization resolution, certified
                                                                           within the past 12 months, or a John Hancock Funds
                                                                           business/organization certification form.
                                                                        -  On the letter and the resolution, the signature of the
                                                                           person(s) authorized to sign for the account.
                                                                        -  Medallion signature guarantee, if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------
Owners or trustees of retirement plan, pension trust and trust          -  Letter of instruction.
accounts.                                                               -  On the letter, the signature(s) of the trustee(s).
                                                                        -  Copy of the trust document, certified within the past 12 months, or a John Hancock Funds trust certification form.
                                                                        -  Medallion signature guarantee, if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------
Joint tenancy shareholders with rights of survivorship with             -  Letter of instruction signed by surviving tenant.
a deceased co-tenant(s).                                                -  Copy of death certificate.
                                                                        -  Medallion signature guarantee, if applicable (see above).
                                                                        -  Inheritance tax waiver (if applicable).

------------------------------------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                                       -  Letter of instruction signed by executor.
                                                                        -  Copy of order appointing executor, certified within the past 12 months.
                                                                        -  Medallion signature guarantee, if applicable (see above).
                                                                        -  Inheritance tax waiver (if applicable).

------------------------------------------------------------------------------------------------------------------------------------
Administrators, conservators, guardians and other sellers               -  Call 1-888-972-8696 for instructions.
or account types not listed above.

------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative
for instructions and assistance.
----------------------------------------------


24 YOUR ACCOUNT

--------------------------------------------------------------------------------
Transaction policies


Valuation of shares
The net asset value ("NAV") per share for each Fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 P.M., Eastern Time). Each Fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser or the subadviser to be unreliable, the Fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by JHF III's Board of Trustees. All methods of determining the value of a security used by a Fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a Fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser or the subadviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a Fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time a Fund determines its NAV. In those circumstances when a Fund believes the price of the security may be affected, the Fund uses the fair value of the security. In certain circumstances the Fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a Fund may trade on U.S. holidays and weekends, even though the Fund's shares will not be priced on those days. This may change the Fund's NAV on days when you cannot buy or sell Fund shares. For market prices and quotations, as well as for some fair value methods, the Fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. Each Fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. Each Fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.


Buy and sell prices
When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.


Execution of requests
The Fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday (except for certain holidays, as detailed in the SAI). Purchase and redemption requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the Fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions
For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.


Exchanges
You may exchange Class I shares for shares of any other John Hancock fund, Class I shares of other John Hancock funds or Money Market Fund Class A Shares. The registrations for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I shares.

A Fund may change or cancel its exchange policies at any time upon 60 days' written notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Under certain circumstances, an investor who purchases Class I Shares in the Fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the Fund may be afforded an opportunity to make a conversion of Class A Shares owned by the investor in the same Fund to Class I Shares of that Fund. Conversion of Class A Shares to Class I Shares of the same Fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see "Tax Status and Taxation of Each Fund" in the SAI for information regarding taxation upon the redemption or exchange of shares of the Fund (see the back cover of this prospectus).


Excessive trading
Each Fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a Fund can disrupt portfolio investment strategies and may increase Fund expenses for all shareholders, including long-term shareholders who do not generate these costs.


Right to reject or restrict purchase and exchange orders
Purchases and exchanges should be made primarily for investment purposes. JHF III reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, a Fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if a Fund or its agents determines that accepting the order could interfere with the efficient management of the Fund's portfolio or otherwise not be in a Fund's best interest in light of unusual trading activity related to your account. In the event that a Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. Each Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in a Fund's judgment, such delay would be in a Fund's best interest, in which case both the redemption and purchase side of the exchange will receive the Fund's NAV at the conclusion of the delay period. A Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.



                                                                 YOUR ACCOUNT 25

Exchange limitation policies
The Funds' Board of Trustees has adopted the following policies and procedures by which each Fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.


Limitation on exchange activity
Each Fund, through its agents, undertakes to use its best efforts to exercise its right to restrict, reject or cancel, purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into the Fund account in an amount of $5,000 or more, exchanges $1,000 or more out of the Fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of a Fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Funds believe that they are advantageous to shareholders and do not implicate market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to a Fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices". Depending upon the composition of a Fund's shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of each Fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the Fund considers information available to it at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.


Limitation on the ability to detect and curtail excessive trading practices
Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of a Fund to prevent excessive trading of its shares, there is no guarantee that the Fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of a Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because a Fund will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage the Fund. For example, the ability of a Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the Fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of each Fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) of a Fund.


Excessive trading risk
To the extent that a Fund or its agents are unable to curtail excessive trading practices in the Fund, these practices may interfere with the efficient management of the Fund's portfolio and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Fund's operating costs and possibly decrease the Fund's investment performance. Maintenance of higher levels of cash balances would likewise possibly result in lower Fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

- A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
- A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Each Fund is subject to excessive trading risk as discussed in this section.

Any frequent trading strategies may interfere with efficient management of a Fund's portfolio. Each Fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the Fund shares held by other shareholders.


Account information
The Distributor is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the Distributor may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.


Certificated shares
The Funds do not issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services along with a letter of instruction or a stock power and a signature guarantee.



26 YOUR ACCOUNT

Sales in advance of purchase payments
When you place a request to sell shares of a Fund for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.


--------------------------------------------------------------------------------
Dividends and account policies

Account statements
In general, you will receive account statements as follows:

- after every transaction (except a dividend reinvestment) that affects your account balance
- after any changes of name or address of the registered owner(s)
- in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.


Dividends
Each Fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually.


Dividend reinvestments
Dividends will be reinvested automatically in additional shares of the same fund and share class on the dividend record date. Alternatively, you may choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.


Taxability of dividends
For investors who are not exempt from federal income taxes, dividends you receive from a Fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a Fund's short-term capital gains are taxable as ordinary income. Dividends from the Fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on a Fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.


Taxability of transactions
Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of a share you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.


--------------------------------------------------------------------------------
Additional investor services


Disclosure of portfolio holdings
The Funds' Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix B of the SAI and the portfolio holdings information can be found at: www.jhfunds.com.

The holdings of each Fund will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the Fund. In addition, the ten largest holdings of each Fund will be posted to the Web site listed above 30 days after each calendar quarter end. The information described above will remain on the Web site until the date the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. The Fund's Form N-CSR and Form N-Q will contain the Fund's entire holdings as of the applicable calendar quarter end.


                                                                 YOUR ACCOUNT 27

--------------------------------------------------------------------------------

Fund details
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Business structure

The diagram below shows the basic business structure used by JHF III.

The Board of Trustees oversees each Fund's business activities and retains the services of the various firms that carry out the Fund's operations.

With respect to the Growth Opportunities Fund, International Growth Fund, U.S. Core Fund, and Value Opportunities Fund, the Board of Trustees has the power to change the focus of each such Fund's 80% investment policy without shareholder approval. Each of these Funds will provide at least 60 days' written notice to shareholders prior to a change in its 80% investment policy.

Management fees

The management fees listed in this table represent the actual rate charged for the fiscal year ended February 28, 2007 or fiscal period from June 12, 2006 (commencement of operations) to February 28, 2007, as applicable (net of any waivers or reimbursements). The actual rate charged will vary from the maximum rate payable under each Fund's breakpoint schedule because of adjustments pursuant to the schedule (as described earlier in each Fund's summary description) consistent with the actual assets in the Fund aggregated with assets in certain other John Hancock accounts managed by the subadviser. The management fees payable to the Adviser by the Funds are as follows:

--------------------------------------------------------------------------------
 Fund                                                           % of net assets
--------------------------------------------------------------------------------
 Growth                                                         0.00%
--------------------------------------------------------------------------------
 Growth Opportunities                                           0.00%
--------------------------------------------------------------------------------
 International Core                                             0.86%
--------------------------------------------------------------------------------
 International Growth                                           0.00%
--------------------------------------------------------------------------------
 Intrinsic Value                                                0.00%
--------------------------------------------------------------------------------
 U.S. Core                                                      0.00%
--------------------------------------------------------------------------------
 Value Opportunities                                            0.00%
--------------------------------------------------------------------------------

                                                               --------------
                                                                Shareholders -----------------------|
                                                               --------------                       |
                                                                     |                              |
                                                                     |                              |
            |---                                -----------------------------------------------     |
            |                                            Financial services firms and               |
            |                                                their representatives                  |
            |                                                                                       |
            |                                      Advise current and prospective share             |
            |     Distribution and     |-------- holders on their Funds investments, often     -----|
            |   shareholder services   |         in the context of an overall financial plan        |
            |                          |        -----------------------------------------------     |
            |                          |                                                            |
            |                          |                                                            |
            |     -------------------------------------------              --------------------------------------------------
            |                 Principal distributor                                          Transfer agent
            |
            |                John Hancock Funds, LLC                              John Hancock Signature Services, Inc.
            |
            |     Markets the Funds and distributes shares                   Handles shareholder services, including record
            |    through selling brokers, financial planners                keeping and statements, distribution of dividends
            |       and other financial representatives.                         and processing of buy and sell requests.
            |---  -------------------------------------------              --------------------------------------------------
                                       |                                                            |
                                       |                                                            |
                                       --------------------------------------------------------------
                                                                       |
--------------------------------     --------------------------------- |  ----------------------------------------             ---|
           Subadviser                       Investment adviser         |                   Custodian                              |
                                                                       |                                                          |
       Grantham, Mayo,                    John Hancock Investment      |         State Street Bank & Trust Company                |
     Van Otterloo & Co. LLC              Management Services, LLC      |             2 Avenue de Lafayette                        |
        40 Rowes Wharf                      601 Congress Street        |               Boston, MA 02111                   Asset   |
       Boston, MA 02110          ----     Boston, MA 02210-2805        |                                               management |
                                                                       |    Holds the Funds' assets, settles all                  |
  Provides portfolio management              Manages the Funds'        |    portfolio trades and collects most of                 |
          to the Funds.                   business and investment      |        the valuation data required for                   |
                                      |        activities.                       calculating each Fund's NAV.                     |
--------------------------------     -------------------------------   |  ----------------------------------------             ---|
                                                    |                  |                    |
                                                    |                  |                    |
                                                    ----------------------------------------
                                                                       |
                                                                       |
                                                       -----------------------------------
                                                                   Trustees

                                                         Oversee the Funds' activities.
                                                       -----------------------------------


28 FUND DETAILS

--------------------------------------------------------------------------------
Business structure


Adviser
John Hancock Investment Management Services, LLC is the Adviser to JHF III. The Adviser is a Delaware limited liability company with principal offices located at 601 Congress Street, Boston, Massachusetts 02210-2805. The Adviser is registered as an investment adviser under the Investment Adviser's Act of 1940. The Adviser is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Adviser administers the business and affairs of the Funds. The Adviser also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all series of JHF III.

The Adviser does not itself manage any of the Funds' portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the
Adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of each Fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Trustees of JHF III.

JHF III relies on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. JHF III, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF III (other than by reason of serving as subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of shareholders.


Subadviser

Grantham, Mayo, Van Otterloo & Co. LLC serves as subadviser to the Funds. GMO is a private company, founded in 1977. As of April 30, 2007, GMO managed on a worldwide basis more than $149 billion for the mutual funds and institutional investors, such as pension plans, endowments, foundations.


Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees' approving the investment advisory and subadvisory contracts of the Funds is available in the Funds' semiannual reports to the shareholders for the period ended August 31, 2007.


--------------------------------------------------------------------------------
Management biographies

Day-to-day management of each Fund is the responsibility of one of several divisions comprised of investment professionals associated with the subadviser, GMO. Each division's members work collaboratively to manage the relevant Fund's portfolio, and no one person is primarily responsible for day-to-day management of any Fund; however, the individuals responsible for managing the implementation and monitoring of the overall portfolio management of the respective Funds are listed below. The table below identifies the investment divisions and the Funds for which they are responsible.

--------------------------------------------------------------------------------
 Investment division                                   Funds managed
--------------------------------------------------------------------------------
 U.S. Quantitative                                     Growth
                                                       Growth Opportunities
                                                       Intrinsic Value
                                                       U.S. Core
                                                       Value Opportunities
--------------------------------------------------------------------------------
 International Quantitative                            International Core
                                                       International Growth
--------------------------------------------------------------------------------

Below is a list of the senior members of each investment division, including a brief summary of their business careers over the past five years. The SAI contains additional details about the senior members of the relevant investment division, including information about such individuals' compensation, other accounts managed and their ownership of Fund shares, if any.


U.S. Quantitative Division

Sam Wilderman is the individual responsible for managing the implementation and monitoring of the overall portfolio management of funds for which the U.S. Quantitative Division is responsible. Mr. Wilderman is the senior member of the U.S. Quantitative Division at GMO. Mr. Wilderman allocates responsibility for portions of each fund's portfolio to various members of the Division, oversees the implementation of trades on behalf of the funds, reviews the overall composition of the funds' portfolios, including compliance with stated investment objectives and strategies, and monitors cash flows.

Mr. Wilderman served as co-director of U.S. equity management since 2005 and has served as Director since January 2006. Prior to this position, Mr. Wilderman had been responsible for emerging countries and emerging markets research and portfolio management as GMO. Mr. Wilderman joined GMO in 1996.


International Quantitative Division
Dr. Thomas Hancock is the individual responsible for managing the implementation and monitoring of the overall portfolio management of the funds for which the International Quantitative Division is responsible. Dr. Hancock is the director of the Division. Dr. Hancock allocates responsibility for portions of each fund's portfolio to various team members of the Division, oversees the implementation of trades on behalf of the funds, reviews the overall composition of the funds' portfolios, including compliance with stated investment objectives and strategies, and monitors cash flows.

Dr. Hancock has been responsible for overseeing the portfolio management of GMO's international developed market and global quantitative equities portfolios since 1995.


                                                                 FUND DETAILS 29

--------------------------------------------------------------------------------
Financial highlights

The financial highlights table below for each Fund is intended to help investors understand the financial performance of the Fund since inception. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular Fund (assuming reinvestment of all dividends and distributions).

The financial statements of the Fund as of February 28, 2007, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the Funds' financial statements, in the Funds' annual reports, which have been incorporated by reference into the SAI and are available upon request.

--------------------------------------------------------------------------------
 Growth Fund                                                     PERIOD ENDED
--------------------------------------------------------------------------------
 CLASS I SHARES                                                     2-28-07(a)
--------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
 Net asset value, beginning of period                                $20.00
--------------------------------------------------------------------------------
 Net investment income(h)                                              0.06
--------------------------------------------------------------------------------
 Net realized and unrealized gain on investments                       1.97
--------------------------------------------------------------------------------
 Total from investments operations                                     2.03
--------------------------------------------------------------------------------
 Less distributions
--------------------------------------------------------------------------------
  From net investment income                                          (0.08)
--------------------------------------------------------------------------------
  From net realized gain                                              (0.22)
--------------------------------------------------------------------------------
                                                                      (0.30)
--------------------------------------------------------------------------------
 Net asset value, end of period                                      $21.73
--------------------------------------------------------------------------------
 Total return (%)                                                     10.18(k,l,m)
--------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
 Net assets, end of period (in millions)                                 --(n)
--------------------------------------------------------------------------------
 Ratio of net expenses to average net assets (%)                       1.00(r)
--------------------------------------------------------------------------------
 Ratio of gross expenses to average net assets (%)                     1.90(p,r)
--------------------------------------------------------------------------------
 Ratio of net investment income to average net assets (%)              0.43(r)
--------------------------------------------------------------------------------
 Portfolio turnover (%)                                                  93(m)
--------------------------------------------------------------------------------

a  Class I shares began operations on 6-12-06.
h  Based on the average of the shares outstanding.
k  Assumes dividend reinvestments.
l Total returns would have been lower had certain expenses not been reduced during the period shown.
m  Not annualized.
n  Less than $500,000.
p  Does not take into consideration expense reduction during period shown.
r  Annualized.


30 FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
 Growth Opportunities Fund                                       PERIOD ENDED
--------------------------------------------------------------------------------
 CLASS I SHARES                                                     2-28-07(a)
--------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
 Net asset value, beginning of period                                $22.17
--------------------------------------------------------------------------------
 Net investment income (loss)(h)                                      (0.02)(t)
--------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments                2.50
--------------------------------------------------------------------------------
 Total from investment operations                                      2.48
--------------------------------------------------------------------------------
 Less distributions
--------------------------------------------------------------------------------
  From net realized gain                                              (0.24)
--------------------------------------------------------------------------------
 Net asset value, end of period                                      $24.41
--------------------------------------------------------------------------------
 Total return (%)                                                     11.22(k,l,m)
--------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
 Net assets, end of period (in millions)                                 --(i)
--------------------------------------------------------------------------------
 Ratio of net expenses to average net assets (%)                       1.13(r)
--------------------------------------------------------------------------------
 Ratio of gross expenses to average net assets (%)                    16.26(p,r)
--------------------------------------------------------------------------------
 Ratio of net investment loss to average net assets (%)               (0.10)(r,t)
--------------------------------------------------------------------------------
 Portfolio turnover (%)                                                  96(m)
--------------------------------------------------------------------------------

a  Class I shares began operations on 6-12-06.
h  Based on the average of the shares outstanding.
i  Less than $500,000.
k  Assumes dividend reinvestments.
l Total returns would have been lower had certain expenses not been reduced during the period shown.
m  Not annualized.
p  Does not take into consideration expense reduction during period shown.
r  Annualized.
t Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.03 per share and 0.10% of average net assets.

--------------------------------------------------------------------------------
 International Core Fund                                         PERIOD ENDED
--------------------------------------------------------------------------------
 CLASS I SHARES                                                     2-28-07(c)
--------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
 Net asset value, beginning of period                                $35.92
--------------------------------------------------------------------------------
 Net investment income(h)                                              0.16
--------------------------------------------------------------------------------
 Net realized and unrealized gain on investments                       7.73
--------------------------------------------------------------------------------
 Total from investment operations                                      7.89
--------------------------------------------------------------------------------
 Less distributions
--------------------------------------------------------------------------------
  From net realized gain                                              (0.38)
--------------------------------------------------------------------------------
 Net asset value, end of period                                      $43.43
--------------------------------------------------------------------------------
 Total return (%)                                                     21.99(k,l,m)
--------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
 Net assets, end of period (in millions)                                 --(i)
--------------------------------------------------------------------------------
 Ratio of net expenses to average net assets (%)                       1.20(r)
--------------------------------------------------------------------------------
 Ratio of gross expenses to average net assets (%)                    12.52(p,r)
--------------------------------------------------------------------------------
 Ratio of net investment income to average net assets (%)              0.56(r)
--------------------------------------------------------------------------------
 Portfolio turnover (%)                                                  37(m)
--------------------------------------------------------------------------------

c  Class I shares began operations on 6-12-06.
h  Based on the average of the shares outstanding.
i  Less than $500,000.
k  Assumes dividend reinvestments.
l Total returns would have been lower had certain expenses not been reduced during the period shown.
m  Not annualized.
p  Does not take into consideration expense reduction during period shown.
r  Annualized.


                                                         FINANCIAL HIGHLIGHTS 31

--------------------------------------------------------------------------------
 International Growth Fund                                       PERIOD ENDED
--------------------------------------------------------------------------------
 CLASS I SHARES                                                     2-28-07(a)
--------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
 Net asset value, beginning of period                                $20.00
--------------------------------------------------------------------------------
 Net investment income(h)                                              0.07
--------------------------------------------------------------------------------
 Net realized and unrealized gain on investments                       4.45
--------------------------------------------------------------------------------
 Total from investment operations                                      4.52
--------------------------------------------------------------------------------
 Less distributions
--------------------------------------------------------------------------------
  From net investment income                                          (0.15)
--------------------------------------------------------------------------------
  From net realized gain                                              (0.40)
--------------------------------------------------------------------------------
                                                                      (0.55)
--------------------------------------------------------------------------------
 Net asset value, end of period                                      $23.97
--------------------------------------------------------------------------------
 Total return (%)                                                     22.60(k,l,m)
--------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
 Net assets, end of period (in millions)                                 --(i)
--------------------------------------------------------------------------------
 Ratio of net expenses to average net assets (%)                       1.19(r)
--------------------------------------------------------------------------------
 Ratio of gross expenses to average net assets (%)                    17.20(p,r)
--------------------------------------------------------------------------------
 Ratio of net investment income to average net assets (%)              0.42(r)
--------------------------------------------------------------------------------
 Portfolio turnover (%)                                                  41(m)
--------------------------------------------------------------------------------

a  Class I shares began operations on 6-12-06.
h  Based on the average of the shares outstanding.
i  Less than $500,000.
k  Assumes dividend reinvestments.
l Total returns would have been lower had certain expenses not been reduced during the period shown.
m  Not annualized.
p  Does not take into consideration expense reduction during period shown.
r  Annualized.


--------------------------------------------------------------------------------
 Intrinsic Value Fund                                            PERIOD ENDED
--------------------------------------------------------------------------------
 CLASS I SHARES                                                     2-28-07(a)
--------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
 Net asset value, beginning of period                                $20.00
--------------------------------------------------------------------------------
 Net investment income(h)                                              0.24
--------------------------------------------------------------------------------
 Net realized and unrealized gain on investments                       2.86
--------------------------------------------------------------------------------
 Total from investment operations                                      3.10
--------------------------------------------------------------------------------
 Less distributions
--------------------------------------------------------------------------------
  From net investment income                                          (0.18)
--------------------------------------------------------------------------------
  From net realized gain                                              (0.22)
--------------------------------------------------------------------------------
                                                                      (0.40)
--------------------------------------------------------------------------------
 Net asset value, end of period                                      $22.70
--------------------------------------------------------------------------------
 Total return (%)                                                     15.50(k,l,m)
--------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
 Net assets, end of period (in millions)                                 --(i)
--------------------------------------------------------------------------------
 Ratio of net expenses to average net assets (%)                       0.95(r)
--------------------------------------------------------------------------------
 Ratio of gross expenses to average net assets (%)                    17.60(p,r)
--------------------------------------------------------------------------------
 Ratio of net investment income to average net assets (%)              1.53(r)
--------------------------------------------------------------------------------
 Portfolio turnover (%)                                                  32(m)
--------------------------------------------------------------------------------

a  Class I shares began operations on 6-12-06.
h  Based on the average of the shares outstanding.
i  Less than $500,000.
k  Assumes dividend reinvestments.
l Total returns would have been lower had certain expenses not been reduced during the period shown.
m  Not annualized.
p  Does not take into consideration expense reduction during period shown.
r  Annualized.


32 FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
 U.S. Core Fund                                                  PERIOD ENDED
--------------------------------------------------------------------------------
 CLASS I SHARES                                                     2-28-07(a)
--------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
 Net asset value, beginning of period                                $20.00
--------------------------------------------------------------------------------
 Net investment income(h)                                              0.18
--------------------------------------------------------------------------------
 Net realized and unrealized gain on investments                       2.41
--------------------------------------------------------------------------------
 Total from investments operations                                     2.59
--------------------------------------------------------------------------------
 Less distributions
--------------------------------------------------------------------------------
  From net investment income                                          (0.13)
--------------------------------------------------------------------------------
  From net realized gain                                              (0.20)
--------------------------------------------------------------------------------
                                                                      (0.33)
--------------------------------------------------------------------------------
 Net asset value, end of period                                      $22.26
--------------------------------------------------------------------------------
 Total return (%)                                                     12.95(k,l,m)
--------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
 Net assets, end of period (in millions)                                 --(n)
--------------------------------------------------------------------------------
 Ratio of net expenses to average net assets (%)                       0.95(r)
--------------------------------------------------------------------------------
 Ratio of gross expenses to average net assets (%)                    17.83(p,r)
--------------------------------------------------------------------------------
 Ratio of net investment income to average net assets (%)              1.16(r)
--------------------------------------------------------------------------------
 Portfolio turnover (%)                                                  36(m)
--------------------------------------------------------------------------------

a  Class I shares began operations on 6-12-06.
h  Based on the average of the shares outstanding.
k  Assumes dividend reinvestments.
l Total returns would have been lower had certain expenses not been reduced during the period shown.
m  Not annualized.
n  Less than $500,000.
p  Does not take into consideration expense reduction during period shown.
r  Annualized.

--------------------------------------------------------------------------------
 Value Opportunities Fund                                        PERIOD ENDED
--------------------------------------------------------------------------------
 CLASS I SHARES                                                     2-28-07(a)
--------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
 Net asset value, beginning of period                                $20.00
--------------------------------------------------------------------------------
 Net investment income(h)                                              0.15(s)
--------------------------------------------------------------------------------
 Net realized and unrealized gain on investments                       2.53
--------------------------------------------------------------------------------
 Total from investment operations                                      2.68
--------------------------------------------------------------------------------
 Less distributions
--------------------------------------------------------------------------------
  From net investment income                                          (0.13)
--------------------------------------------------------------------------------
  From net realized gain                                              (0.16)
--------------------------------------------------------------------------------
                                                                      (0.29)
--------------------------------------------------------------------------------
 Net asset value, end of period                                      $22.39
--------------------------------------------------------------------------------
 Total return (%)                                                     13.42(k,l,m)
--------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
 Net assets, end of period (in millions)                                 --(i)
--------------------------------------------------------------------------------
 Ratio of net expenses to average net assets (%)                       0.99(r)
--------------------------------------------------------------------------------
 Ratio of gross expenses to average net assets (%)                    12.63(p,r)
--------------------------------------------------------------------------------
 Ratio of net investment income to average net assets (%)              0.96(r,s)
--------------------------------------------------------------------------------
 Portfolio turnover (%)                                                  30(m)
--------------------------------------------------------------------------------

a  Class I shares began operations on 6-12-06.
h  Based on the average of the shares outstanding.
i  Less than $500,000.
k  Assumes dividend reinvestments.
l Total returns would have been lower had certain expenses not been reduced during the period shown.
m  Not annualized.
p  Does not take into consideration expense reduction during period shown.
r  Annualized.
s Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.10% of average net assets.


                                                         FINANCIAL HIGHLIGHTS 33

Appendix to Prospectus of John Hancock Funds III
Class I shares
Related Performance Information


Historical Performance of Corresponding GMO Portfolios

The Growth Fund, Growth Opportunities Fund, International Core Fund, International Growth Fund, Intrinsic Value Fund, U.S. Core Fund and Value Opportunities Fund (each, a "Fund", and collectively, the "Funds"), each a series of John Hancock Funds III ("JHF III"), commenced operations on June 12, 2006. Each Fund is modeled after a fund of GMO Trust ("GMO") (each, a "GMO Fund"). Each Fund is subadvised by the investment adviser to its corresponding GMO Fund and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as its corresponding GMO Fund. The Funds are managed through a "manager of manager" structure whereas the GMO Funds are directly managed by GMO.

This Appendix presents historical performance information for the corresponding GMO Funds. Because of the similarities between each Fund and its corresponding GMO Fund as described above, this information may help provide an indication of the Fund's risks by showing how a similar fund has performed historically. The performance of a GMO Fund, however, does not represent, and is not a substitute for, the performance of its corresponding Fund, and you should not assume that a Fund will have the same future performance as its corresponding GMO Fund. The future performance of a Fund may be greater or less than the performance of its corresponding GMO Fund due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information -- a bar chart and a table -- is presented on the following pages for the Class III shares of each GMO Fund that corresponds to a Fund. The date the Class III shares of each GMO Fund commenced operations varies. The bar chart shows how each GMO Fund's total return has varied from year to year, while the table shows performance of its Class III shares over time (as compared with a broad-based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar charts and tables would also be lower if the adviser to the GMO Funds had not reimbursed certain expenses of those funds during the periods shown.

The expenses of the Class I shares of the Funds, including their Rule 12b-1 fees, are higher than the expenses of the Class III shares of the corresponding GMO Funds. The performance shown in the bar charts and tables for the Class III shares of the GMO Funds would be lower if adjusted to reflect the higher expenses of the Class I shares of the Funds. An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any fees or fund expenses. As indicated above, past performance does not indicate future results.

GMO Fund: GMO U.S. Growth Fund

Ticker: GMGWX
Corresponding to: Growth Fund

GMO U.S. Growth Fund Class III, total returns:
Best quarter: Q4 '98, 27.46%
Worst quarter: Q1 '01, -21.46%

Index (reflects no fees or taxes)
Russell 1000 Growth Index -- measures the performance of those stocks included in the Russell 1000 Index with higher price/book ratios and higher forecasted growth values. The Russell 1000 Growth Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)
[star]  [star]  [star]

Overall rating for GMO U.S. Growth Fund as of March 31, 2007.
Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Growth Fund was rated 2 stars out of 1,390, 3 stars out of 1,118 and 3 stars out of 454 large growth funds for the 3-, 5- and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class I shares of the Growth Fund currently do not have a Morningstar rating. Any future ratings assigned to Class I shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class I shares of the Fund.

Net assets of GMO U.S. Growth Fund as of March 31, 2007: $204,848,647

 [THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

--------------------------------------------------------------------------------
GMO U.S. Growth Fund Class III calendar year total returns
--------------------------------------------------------------------------------

1997                   29.35%
1998                   37.30%
1999                   39.04%
2000                  -12.21%
2001                  -20.60%
2002                  -22.58%
2003                   28.58%
2004                    5.09%
2005                    4.37%
2006                    2.38%

--------------------------------------------------------------------------------
GMO U.S. Growth Fund average annual total returns
for periods ended 3-31-07
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  1 year       3 year       5 year       10 year
--------------------------------------------------------------------------------
 Class III                         1.22%        3.22%        2.60%         6.74%
--------------------------------------------------------------------------------
 Russell 1000 Growth Index         7.06%        7.01%        3.48%         5.51%
--------------------------------------------------------------------------------

GMO Fund: GMO U.S. Small/Mid Cap Growth Fund

Ticker: GMSPX
Corresponding to: Growth Opportunities Fund

GMO U.S. Small/Mid Cap Growth Fund Class III, total returns:
Best quarter: Q4 '99, 26.98%
Worst quarter: Q3 '01, -24.62%

Index (reflects no fees or taxes)
Russell 2500 Growth Index -- measures the performance of those stocks included in the Russell 2500 Index with higher price/book ratios and higher forecasted growth values. The Russell 2500 Growth Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)

[star]  [star]  [star]

Overall rating for GMO U.S. Small/Mid Cap Growth Fund as of March 31, 2007. Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Small/Mid Cap Growth Fund was rated 3 stars out of 829, 4 stars out of 679 and 3 stars out of 274 mid-cap growth funds for the 3-, 5- and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class I shares of the Growth Opportunities Fund currently do not have a Morningstar rating. Any future ratings assigned to Class I shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class I shares of the Fund.


Net assets of GMO U.S. Small/Mid Cap Growth Fund as of March 31, 2007:
$24,916,305

--------------------------------------------------------------------------------
GMO U.S. Small/Mid Cap Growth Fund Class III calendar year total returns
--------------------------------------------------------------------------------

 [THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

1997                  24.69%
1998                   5.79%
1999                  30.38%
2000                 -10.36%
2001                 -13.27%
2002                 -17.62%
2003                  47.09%
2004                  14.41%
2005                  10.44%
2006                   7.14%

--------------------------------------------------------------------------------
GMO U.S. Small/Mid Cap Growth Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 1 year        3 year        5 year      10 year
--------------------------------------------------------------------------------
 Class III                        1.22%        10.11%        10.46%        9.12%
--------------------------------------------------------------------------------
 Russell 2500 Growth Index        4.44%        11.12%         9.13%        8.43%
--------------------------------------------------------------------------------

GMO Fund: GMO International Core Equity Fund

Ticker: GMIEX
Corresponding to: International Core Fund

GMO International Core Equity Fund Class III, total returns:
Best quarter: Q2 '03, 18.96%
Worst quarter: Q3 '02, -16.08%

Index (reflects no fees or taxes)
MSCI EAFE Index (Europe, Australasia, and Far East) -- a large capitalization international stock index that is independently maintained and published by Morgan Stanley Capital International.

MORNINGSTAR RATING(TM)

[star]  [star]  [star]  [star]

Overall rating for GMO International Core Equity Fund as of March 31, 2007. Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO International Core Equity Fund was rated 3 stars out of 178 and 4 stars out of 153 foreign large value funds for the 3-year and 5-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class I shares of the International Core Fund currently do not have a Morningstar rating. Any future ratings assigned to Class I shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class I shares of the Fund.


Net assets of GMO International Core Equity Fund as of March 31, 2007:
$926,422,022

--------------------------------------------------------------------------------
GMO International Core Equity Fund Class III calendar year total returns
--------------------------------------------------------------------------------

 [THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

2003                   37.67%
2004                   22.39%
2005                   14.55%
2006                   24.78%

--------------------------------------------------------------------------------
GMO International Core Equity Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                         Since
                          1 year         3 year         5 year        inception*
--------------------------------------------------------------------------------
 Class III                18.53%         19.79%         18.08%            19.10%
--------------------------------------------------------------------------------
 MSCI EAFE Index          20.20%         19.83%         15.78%            16.51%
--------------------------------------------------------------------------------

*Fund inception date: 1-29-02.

GMO Fund: GMO International Growth Equity Fund

Ticker: GMIGX
Corresponding to: International Growth Fund

GMO International Growth Equity Fund Class III, total returns:
Best quarter: Q2 '03, 16.54%
Worst quarter: Q3 '02, -16.44%

Index (reflects no fees or taxes)
S&P/Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth Style Index -- an independently maintained and published index composed of those stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/ Citigroup Broad Market Index ("BMI") (which includes listed shares of companies from developed and emerging market countries with a total available (float) market capitalization of at least the local equivalent of $100 million), representing the top 80% of available (float) capital of the BMI in each country.

MORNINGSTAR RATING(TM)

[star]  [star]  [star]  [star]

Overall rating for GMO International Growth Equity Fund as of March 31, 2007. Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO International Growth Equity Fund was rated 3 stars out of 546 and 4 stars out of 446 foreign large blend funds for the 3-year and 5-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class I shares of the International Growth Fund currently do not have a Morningstar rating. Any future ratings assigned to Class I shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class I shares of the Fund.


Net assets of GMO International Growth Equity Fund as of March 31, 2007:
$1,002,942,150

--------------------------------------------------------------------------------
GMO International Growth Equity Fund Class III calendar year total returns
--------------------------------------------------------------------------------

 [THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

2002                  -10.52%
2003                   30.40%
2004                   20.03%
2005                   13.13%
2006                   24.07%

--------------------------------------------------------------------------------
GMO International Growth Equity Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                                                            Since
                                              1 year         3 year         5 year     inception*
-------------------------------------------------------------------------------------------------
 Class III                                    17.20%         18.55%         15.16%         14.67%
-------------------------------------------------------------------------------------------------
 S&P/Citigroup PMI EPAC Growth Style Index    17.01%         17.96%         13.74%         12.72%
-------------------------------------------------------------------------------------------------

*Fund inception date: 11-30-01.

GMO Fund: GMO U.S. Intrinsic Value Fund

Ticker: GMVUX
Corresponding to: Intrinsic Value Fund

GMO U.S. Intrinsic Value Fund Class III, total returns:
Best quarter: Q2 '03, 19.25%
Worst quarter: Q3 '02, -17.34%

Index (reflects no fees or taxes)
Russell 1000 Value Index -- measures the performance of those stocks included in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)

[star]  [star]  [star]

Overall rating for GMO U.S. Intrinsic Value Fund as of March 31, 2007. Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Intrinsic Value Fund was rated 2 stars out of 1,100 and 3 stars out of 829 large value funds for the 3-year and 5-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class I shares of the Intrinsic Value Fund currently do not have a Morningstar rating. Any future ratings assigned to Class I shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class I shares of the Fund.


Net assets of GMO U.S. Intrinsic Value Fund as of March 31, 2007: $36,000,699

--------------------------------------------------------------------------------
GMO U.S. Intrinsic Value Fund Class III calendar year total returns
--------------------------------------------------------------------------------

2000                   10.67%
2001                    3.31%
2002                  -15.75%
2003                   29.68%
2004                   12.76%
2005                    5.98%
2006                   13.50%

--------------------------------------------------------------------------------
GMO U.S. Intrinsic Value Fund average annual total returns
for periods ended 3-31-07
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                           Since
                               1 year        3 year        5 year     inception*
--------------------------------------------------------------------------------
 Class III                     10.19%         9.59%         7.42%          7.08%
--------------------------------------------------------------------------------
 Russell 1000 Value Index      16.83%        14.42%        10.25%          6.98%
--------------------------------------------------------------------------------

*Fund inception date: 8-2-99.

GMO Fund: GMO U.S. Core Equity Fund

Ticker: GMUEX
Corresponding to: U.S. Core Fund

GMO U.S. Core Equity Fund Class III, total returns:
Best quarter: Q4 '98, 19.49%
Worst quarter: Q3 '02, -17.14%

Index (reflects no fees or taxes)
Standard & Poor's ("S&P") 500 Index -- an index of large capitalization U.S. stocks, independently maintained and published by S&P.

MORNINGSTAR RATING(TM)

[star]  [star]  [star]

Overall rating for GMO U.S. Core Equity Fund as of March 31, 2007.
Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Core Equity Fund was rated 2 stars out of 1,589, 2 stars out of 1,249 and 4 stars out of 530 large blend funds for the 3-, 5- and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class I shares of the U.S. Core Fund currently do not have a Morningstar rating. Any future ratings assigned to Class I shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class I shares of the Fund.


Net assets of GMO U.S. Core Equity Fund as of March 31, 2007: $1,786,012,807

--------------------------------------------------------------------------------
GMO U.S. Core Equity Fund Class III calendar year total returns
--------------------------------------------------------------------------------

1997                   35.10%
1998                   24.69%
1999                   18.59%
2000                    0.30%
2001                   -7.68%
2002                  -19.67%
2003                   26.61%
2004                    9.80%
2005                    3.41%
2006                    9.57%

--------------------------------------------------------------------------------
GMO U.S. Core Equity Fund average annual total returns
for periods ended 3-31-07
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   1 year       3 year       5 year      10 year
--------------------------------------------------------------------------------
 Class III                          6.61%        6.97%        4.64%        8.64%
--------------------------------------------------------------------------------
 S&P 500 Index                     11.83%       10.06%        6.27%        8.20%
--------------------------------------------------------------------------------

GMO Fund: GMO U.S. Small/Mid Cap Value Fund

Ticker: GMSUX
Corresponding to: Value Opportunities Fund

GMO U.S. Small/Mid Cap Value Fund Class III, total returns:
Best quarter: Q2 '03, 23.22%
Worst quarter: Q3 '02, -19.71%

Index (reflects no fees or taxes)
Russell 2500 Value Index -- measures the performance of those stocks included in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Value Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)

[star]  [star]  [star]

Overall rating for GMO U.S. Small/Mid Cap Value Fund as of March 31, 2007. Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Small/Mid Cap Value Fund was rated 2 stars out of 276, 2 stars out of 204 and 3 stars out of 55 mid-cap value funds for the 3-, 5- and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class I shares of the Value Opportunities Fund currently do not have a Morningstar rating. Any future ratings assigned to Class I shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class I shares of the Fund.


Net assets of GMO U.S. Small/Mid Cap Value Fund as of March 31, 2007:
$57,763,407

--------------------------------------------------------------------------------
GMO U.S. Small/Mid Cap Value Fund Class III calendar year total returns
--------------------------------------------------------------------------------

1997                   29.72%
1998                    0.03%
1999                    2.95%
2000                   19.01%
2001                    9.91%
2002                  -11.48%
2003                   45.26%
2004                   20.80%
2005                    8.03%
2006                   10.86%

--------------------------------------------------------------------------------
GMO U.S. Small/Mid Cap Value Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                1 year        3 year        5 year       10 year
--------------------------------------------------------------------------------
 Class III                       5.44%        11.58%        11.66%        12.87%
--------------------------------------------------------------------------------
 Russell 2500 Value Index       12.15%        15.19%        14.33%        13.95%
--------------------------------------------------------------------------------

For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on the Funds:

Annual/Semiannual Report to Shareholders
The annual and semiannual reports include financial statements. The annual report also includes a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year in addition to the auditors' report.

Statement of Additional Information
The SAI contains more detailed information on all aspects of the Funds. The SAI includes a summary of JHF III's policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.


To request a free copy of the current prospectus, annual/ semiannual report or the SAI, to request other information, or to make shareholder inquiries, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696

By EASI-Line: 1-800-597-1897

By TDD: 1-800-554-6713

On the Internet: www.jhfunds.com


Or you may view or obtain these documents and other information from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC
For access to the Reference Room call 202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the EDGAR Database on the Internet: www.sec.gov

SEC number: 811-21777

(C)2007 JOHN HANCOCK FUNDS, LLC GMIPN 7/07
--------------------------------------------------------------------------------

      [LOGO]
   John Hancock(R)
the future is yours


John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com


--------------------------------------
Now available: electronic delivery
www.jhfunds.com/edelivery
--------------------------------------

{logo} John Hancock(R)
----------------------
MUTUAL FUNDS

                                                                   John Hancock
                                                   Equity & International Funds
--------------------------------------------------------------------------------

                                                                 CLASS I SHARES

                                                              Active Value Fund
                                                                    Global Fund
                                                       U.S. Quality Equity Fund
--------------------------------------------------------------------------------

Prospectus
7.1.2007


As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

JOHN HANCOCK FUNDS
--------------------------------------------------------------------------------
Active Value Fund                                                 4
Global Fund                                                       6
U.S. Quality Equity Fund                                          8

PRINCIPAL RISKS
--------------------------------------------------------------------------------
Description of principal risks                                   10

YOUR ACCOUNT
--------------------------------------------------------------------------------
Who can buy Class I shares                                       13
Opening an account                                               13
Buying shares                                                    14
Selling shares                                                   15
Transaction policies                                             17
Dividends and account policies                                   19
Additional investor services                                     19

FUND DETAILS
--------------------------------------------------------------------------------
Business structure                                               20
Management biographies                                           21

FOR MORE INFORMATION                                             BACK COVER
--------------------------------------------------------------------------------

Overview

--------------------------------------------------------------------------------

JOHN HANCOCK FUNDS III

This prospectus contains information regarding series (each a "Fund" and, collectively, the "Funds") of John Hancock Funds III ("JHF III"). Summary descriptions of each Fund, which set forth each Fund's investment objective and describe each Fund's principal investment strategies and principal risks, are provided in the next section of this prospectus. The summaries are not designed to be all-inclusive and each Fund may make investments, employ strategies and be exposed to risks that are not contained in the Fund's summary description. More information about each Fund's investment and strategy is set forth in the Statement of Additional Information ("SAI").

John Hancock Investment Management Services, LLC serves as each Fund's investment adviser (the "Adviser"). The Adviser has retained Grantham, Mayo, Van Otterloo & Co. LLC ("GMO" or the subadviser) to manage each Fund's assets. More information about the Adviser and the subadviser can be found in the "Fund Details" section of this prospectus.

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Funds, be sure to read all risk disclosure carefully before investing.

FUND INFORMATION KEY
--------------------------------------------------------------------------------
Concise Fund-by-Fund descriptions begin on the next page. Each description provides the following information:

[graphic] Goal and strategy

The Fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[graphic] Past performance

The Fund's total return, measured year-by-year and over time.

[graphic] Principal risks

The major risk factors associated with the Fund.

[graphic] Your expenses

The overall costs borne by an investor in the Fund, including sales charges and annual expenses.

--------------------------------------------------------------------------------
Active Value Fund
--------------------------------------------------------------------------------

[graphic] Goal and strategy

GOAL: The Fund seeks long-term capital growth.

STRATEGY: The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000 Index and in companies with size and value characteristics similar to those of companies with stocks in the Index. As of April 30, 2007, the market capitalization of companies that issue stocks included in the Russell 1000 Index, a U.S. stock index, ranged from $1.3 billion to $447.2 billion.

The subadviser uses proprietary quantitative models to identify an initial group of stocks trading at prices below what the subadviser believes to be their fundamental value. The subadviser then applies traditional fundamental analysis to evaluate the financial, operational and management strength of the issuers of those stocks. The subadviser evaluates the resulting stock selection in light of its analysis of the attractiveness of sectors and industries and tilts the final portfolio accordingly.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.
--------------------------------------------------------------------------------
[graphic] Past performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund is not operational there is no past performance to report.


4  FUNDS

[graphic] Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
-    Equity securities risk
-    Medium and small company risk
-    Hedging and other strategic transaction risk
-    Non-diversification risk
-    Management risk

SUBADVISER

Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management; founded in 1977; supervised by the Adviser.

See page 21 for the management biographies.

FUND CODES

Class I
Ticker                  GOMIX
CUSIP                   47803T866
Newspaper               --
JH Fund Number          495

--------------------------------------------------------------------------------
[graphic] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

--------------------------------------------------------------------------------
Annual operating expenses                                         Class I
--------------------------------------------------------------------------------
Management fee(1)                                                   0.85%
--------------------------------------------------------------------------------
Other expenses                                                      0.59%
--------------------------------------------------------------------------------
Total operating expenses                                            1.44%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6-30-08)          0.44%
--------------------------------------------------------------------------------
Net operating expenses(2)                                           1.00%

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.

-------------------------------------------------------------------------
Expenses                      Year 1     Year 3     Year 5     Year 10
-------------------------------------------------------------------------
Class I                       $  102    $  412      $  745      $ 1,686

1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the Active Value Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule: 0.85% for aggregate assets under management up to and including $500 million, 0.82% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.81% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.80% for aggregate assets under management in excess of $2.5 billion.

2 The Adviser has agreed contractually to reimburse certain fund level expenses that exceed 0.05% of the Fund's average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows:
     1.00% for Class I. This expense reimbursement shall continue in effect until June 30, 2008, and thereafter until terminated by the Adviser on notice to JHF III.

                                                                        FUNDS  5

--------------------------------------------------------------------------------
Global Fund
--------------------------------------------------------------------------------
[graphic] Goal and strategy

GOAL: The Fund seeks high total return.

STRATEGY: The Fund typically invests in equity investments from a number of developed markets, including the U.S.

The subadviser uses proprietary research and multiple quantitative models to evaluate and select individual stocks, countries and currencies based on several factors, including:

-    Stocks -- valuation, firm quality and improving fundamentals;
- Countries -- stock market valuation, positive GDP trends, positive market sentiment and industrial competitiveness; and
- Currencies -- export and producer price parity, balance of payments and interest rate differential.

The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments);
(iii) manage risk by implementing shifts in investment exposure; or (iv) adjust its foreign currency exposure. The Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.
--------------------------------------------------------------------------------
[graphic] Past performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund is not operational there is no past performance to report.


6  FUNDS

[graphic] Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
-    Equity securities risk
-    Liquidity risk
-    Hedging and other strategic transactions risk
-    Foreign securities risk
-    Non-diversification risk
-    Management risk

SUBADVISER

Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management; founded in 1977; supervised by the Adviser.

See page 21 for the management biographies.

FUND CODES

Class I
Ticker                  GOLIX
CUSIP                   47803T445
Newspaper               --
JH Fund Number          412

--------------------------------------------------------------------------------
[graphic] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

--------------------------------------------------------------------------------
Annual operating expenses                                         Class I
--------------------------------------------------------------------------------
Management fee(1)                                                   0.88%
--------------------------------------------------------------------------------
Other expenses                                                      0.73%
--------------------------------------------------------------------------------
Total operating expenses                                            1.61%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6-30-08)          0.44%
--------------------------------------------------------------------------------
Net operating expenses(2)                                           1.17%

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.

-------------------------------------------------------------------------
Expenses                      Year 1     Year 3     Year 5     Year 10
-------------------------------------------------------------------------
Class I                       $  119    $  465      $  835      $  1,874
-------------------------------------------------------------------------

1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the Global Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule: 0.90% for aggregate assets under management up to and including $200 million, 0.875% for aggregate assets under management in excess of $200 million and up to and including $1 billion and a final rate of 0.86% for aggregate assets under management in excess of $1 billion.

2 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.19% of the Fund's average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows:
     1.17% for Class I. This expense reimbursement shall continue in effect until June 30, 2008, and thereafter until terminated by the Adviser on notice to JHF III.

                                                                        FUNDS  7

--------------------------------------------------------------------------------
U.S. Quality Equity Fund
--------------------------------------------------------------------------------
[graphic] Goal and strategy

GOAL: The Fund seeks high total return.

STRATEGY: The Fund typically makes equity investments in U.S. companies with capitalizations similar to the capitalizations of companies that issue stocks included in the S&P 500 Index. As of April 30, 2007, the market capitalization of companies that issue stocks included in the S&P 500 Index ranged from $1.6 billion to $447.2 billion. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments tied economically to the U.S. The Fund typically holds fewer than 100 stocks.

The subadviser uses proprietary quality models to evaluate an issuer's quality score based on several factors including, but not limited to, expected earnings volatility (actual historical volatility and current volatility as measured by the disparity among analysts' current estimates), profits (return on equity), and operational and financial leverage (amount of fixed operating costs together with total outstanding debt in relation to equity).

The subadviser also uses proprietary research and quantitative models to seek out stocks it believes are undervalued as well as stocks the subadviser believes have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights and market capitalization. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.
--------------------------------------------------------------------------------
[graphic] Past performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund is not operational there is no past performance to report.

8  FUNDS

[graphic] Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
-    Equity securities risk
-    Medium and smaller company risk
-    Hedging and other strategic transactions risk
-    Non-diversification risk
-    Management risk

SUBADVISER

Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management; founded in 1977; supervised by the Adviser.

See page 21 for the management biographies.

FUND CODES

Class I
Ticker                  GOEIX
CUSIP                   47803T601
Newspaper               --
JH Fund Number          422

--------------------------------------------------------------------------------
[graphic] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

--------------------------------------------------------------------------------
Annual operating expenses                                         Class I
--------------------------------------------------------------------------------
Management fee(1)                                                   0.78%
--------------------------------------------------------------------------------
Other expenses                                                      0.59%
--------------------------------------------------------------------------------
Total operating expenses                                            1.37%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6-30-08)          0.42%
--------------------------------------------------------------------------------
Net operating expenses(2)                                           0.95%

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.


-------------------------------------------------------------------------
Expenses                      Year 1     Year 3     Year 5     Year 10
-------------------------------------------------------------------------
Class I                       $  97     $  392      $  710      $  1,610
-------------------------------------------------------------------------

1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the U.S. Quality Equity Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule: 0.78% for aggregate assets under management up to and including $500 million, 0.76% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.75% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.74% for aggregate assets under management in excess of $2.5 billion.

2 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.07% of the Fund's average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows:
     0.95% for Class I. This expense reimbursement shall continue in effect until June 30, 2008, and thereafter until terminated by the Adviser on notice to JHF III.


                                                                        FUNDS  9

--------------------------------------------------------------------------------
Principal risks
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Description of principal risks

The following chart identifies the principal risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to the Fund at various times.


                                                  Medium
                                                  and        Hedging and
                                                  Smaller    Other Strategic   Foreign      Non-
                       Equity      Liquidity      Company    Transactions      Securities   Diversification   Management
 Fund                  Risk        Risk           Risk       Risk              Risk         Risk              Risk
---------------------- ----------- -------------- ---------- ----------------- ------------ ----------------- --------------
Active Value              |_|                        |_|            |_|                            |_|              |_|
---------------------- ----------- -------------- ---------- ----------------- ------------ ----------------- --------------
Global                    |_|            |_|          ^             |_|              |_|           |_|              |_|
---------------------- ----------- -------------- ---------- ----------------- ------------ ----------------- --------------
U.S. Quality Equity       |_|                        |_|            |_|                            |_|              |_|

Factors that may affect a particular Fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these principal risks and certain related risks, but is not intended to include every potential risk. All Funds could be subject to additional risks because the types of investments made by each Fund may change over time. The SAI includes more information about the Funds and their investments.

Equity securities risk
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition, and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase of production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or generally adverse investor sentiment. Even a Fund that invest in high-quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Each Fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects each Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Value securities Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price below what the subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. Each Fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that a subadviser anticipates.

Growth securities Certain equity securities (generally referred to as "growth securities") are purchased primarily because the subadviser believes that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to market fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. When a Fund invests primarily in growth securities, it is subject to these risks.


Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a Fund's investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in a foreign security. Some of the foreign risks are also


10 PRINCIPAL RISKS
applicable to certain Funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a Fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a Fund's investments. Currency risk includes both the risk that currencies in which a Fund's investments are traded, or currencies in which a Fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain Funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the Fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, a Fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain Funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in the Fund's currency exposure being substantially different than that suggested by its securities investments. All Funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase the Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.


Hedging and other strategic transactions risk
The Funds may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Each Fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Each Fund also may use derivatives as a way to adjust efficiently the exposure of the Fund to various securities, markets and currencies without the fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of Fund assets and making new investments over time. For a description of the various derivative instruments a Fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a Fund to the risk that the counterparty to an over-the-counter ("OTC") derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, a Fund would have contractual remedies, but there is no assurance that the counterparty would meet its contractual obligations or that, in the event of default, the fund would succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. Each Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a Fund contracts with a limited number of counterparties, that Fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, the subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of a Fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a Fund's portfolio securities. If the transaction is not successful it could result in a loss to the Fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a fund's initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent a portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.


                                                              PRINCIPAL RISKS 11

Credit and counterparty risk This is the risk that the counterparty to an over-the-counter ("OTC") derivatives contract will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

A Fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. A Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.


Liquidity risk
Liquidity risk exists when particular securities are difficult to sell due to a limited market or to legal restrictions, such that a Fund may be prevented from selling particular securities at an advantageous price. Certain Funds may be subject to liquidity risk. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. These securities are more likely to be fair valued. Liquidity risk may also exist when a Fund has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements or closing out a short sale).


Management risk
Each Fund is subject to management risk because it relies on the subadviser's ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that these will produce the desired results. The subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. A Fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a Fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a Fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.


Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to Funds that invest in the securities of companies with smaller market capitalizations that primarily make investments in companies with smaller- or medium-sized market capitalizations.


Non-diversification risk
Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain Funds are not "diversified" within the meaning of the Investment Company Act of 1940, as amended ("1940 Act"). This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with the Fund's investment strategies or techniques for these Funds may be more pronounced than for Funds that are "diversified."


12 PRINCIPAL RISKS

--------------------------------------------------------------------------------
Your account
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Who can buy Class I shares
Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares -- See "Opening an account":

-    Retirement and other benefit plans
-    Endowment funds and foundations
- Any state, county or city, or its instrumentality, department, authority or agency
- Accounts registered to insurance companies, trust companies and bank trust departments
-    Investment companies, both affiliated and not affiliated with the Adviser
- Investors who participate in fee-based, wrap and other investment platform programs
-    Any entity that is considered a corporation for tax purposes
- Fund trustees and other individuals who are affiliated with the Fund and other John Hancock funds

Your broker-dealer or agent may charge you a fee to effect transactions in Fund shares.

Other share classes of the Fund, which have their own expense structures, may be offered in separate prospectuses.


Additional payments to financial intermediaries
Shares of the Funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the Funds in two principal ways:

-    directly, by the payment of sales commissions, if any; or
-    indirectly, as a result of the Fund paying Rule 12b-1 fees.

Certain firms may request, and John Hancock Funds, LLC (the "Distributor") may agree to make, payments in addition to sales commissions and 12b-1 fees out of the Distributor's own resources.

These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the Funds' shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the Funds and that are willing to cooperate with the Distributor's promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing each Fund's net assets, which, as well as benefiting each Fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain Funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor's marketing efforts by allowing the Adviser to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the Funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Funds.

The SAI discusses the Distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask the firm about any payments it receives from the Distributor or the Funds, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provision of services to the Funds, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the Funds. If an intermediary provides these services, the Adviser or the Funds may compensate the intermediary for these services.

In addition, an intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the Funds.


--------------------------------------------------------------------------------
Opening an account
1    Read this prospectus carefully.
2 Determine if you are eligible, by referring to "Who can buy Class I shares" above.
3 Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the Fund's sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the Fund to pay any type of administrative payments per shareholder account to any third party. The Fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.
4 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call John Hancock Signature Services, Inc. ("Signature Services"), the Funds' transfer agent at 1-888-972-8696.
5    Make your initial investment using the table on the next page.


Important information about opening a new account
To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Applications for more details.


                                                                 YOUR ACCOUNT 13

--------------------------------------------------------------------------------
Buying shares

----------------------------------------------------------------------------------------------------------------------------------
                   Opening an account                                           Adding to an account
----------------------------------------------------------------------------------------------------------------------------------
By check
[Graphic]          -        Make out a check for the investment                 -    Make out a check for the investment
                        amount, payable to "John Hancock                             amount, payable to "John Hancock
                        Signature Services, Inc."                                    Signature Services, Inc."
                                                                                -    If your account statement has a
                   -    Deliver the check and your completed                         detachable investment slip, please
                        application to your financial                                complete it in its entirety. If no slip
                        representative, or mail them to Signature                    is available, include a note specifying
                        Services (address below).                                    the Fund name(s), your share class, your
                                                                                     account number and the name(s) in which
                                                                                     the account is registered.
                                                                                -    Deliver the check and your investment
                                                                                     slip or note to your financial
                                                                                     representative, or mail them to
                                                                                     Signature Services (address below).
----------------------------------------------------------------------------------------------------------------------------------
By exchange
[Graphic]          -     Call your financial representative or                  -    Call your financial representative or
                        Signature Services to request an                             Signature Services to request an
                        exchange.                                                    exchange.
                   -    You may only exchange Class I shares for                -    You may only exchange Class I shares for
                        other Class I shares or Money Market Fund                    other Class I shares or Money Market
                        Class A shares.                                              Fund Class A shares.
----------------------------------------------------------------------------------------------------------------------------------
By wire
[Graphic]          -    Deliver your completed application to                   -    Obtain wiring instructions by calling
                        your financial representative, or mail it                    Signature Services at 1-888-972-8696.
                        to Signature Services.                                  -    Instruct your bank to wire the amount of
                   -    Obtain your account number by calling                        your investment.
                        your financial representative or
                        Signature Services at 1-888-972-8696.                   Specify the Fund's name, your choice of share
                   -    Obtain wiring instructions by calling                   class, your account number and the name(s) in
                        Signature Services at 1-888-972-8696.                   which the account is registered. Your bank
                                                                                may charge a fee to wire funds.
                   Specify the Fund name, your choice of share
                   class, your account number and the name(s) in
                   which the account is registered. Your bank may
                   charge a fee to wire funds.
----------------------------------------------------------------------------------------------------------------------------------
By phone
[Graphic]          See "By exchange" and "By wire."                             -    Verify that your bank or credit union is
                                                                                     a member of the Automated Clearing House
                                                                                     (ACH) system.
                                                                                -    Complete the "Bank Information" section
                                                                                     on your account application.
                                                                                -    Call EASI-Line for automated service 24
                                                                                     hours a day at 1-800-597-1897.
                                                                                -    Call your financial representative or
                                                                                     call Signature Services between 8:30
                                                                                     A.M. and 5:00 P.M., Eastern Time on most
                                                                                     business days.

-----------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for
instructions and assistance.
-----------------------------------------------

14 YOUR ACCOUNT

--------------------------------------------------------------------------------
Selling shares

                                                                                To sell some or all of your shares
----------------------------------------------------------------------------------------------------------------------------------
By letter
----------------------------------------------------------------------------------------------------------------------------------
By letter
[Graphic]          -    Sales of any amount.                                    -    Write a letter of instruction indicating
                                                                                     the Fund name, your account number, the
                                                                                     share class, the name(s) in which the
                                                                                     account is registered and the dollar
                                                                                     value or number of shares you wish to
                                                                                     sell.
                                                                                -    Include all signatures and any
                                                                                     additional documents that may be
                                                                                     required (see next page).
                                                                                -    Mail the materials to Signature
                                                                                     Services.
                                                                                -    A check or wire will be sent according
                                                                                     to your letter of instruction.
                                                                                -    Certain requests will require a
                                                                                     Medallion signature guarantee. Please
                                                                                     refer to "Selling shares in writing" on
                                                                                     the next page.
----------------------------------------------------------------------------------------------------------------------------------
By phone
[Graphic]          Amounts up to $100,000:
                   -    Most accounts.                                          -    Redemption proceeds of up to $100,000
                                                                                     may be sent by wire or by check. A check
                                                                                     will be mailed to the exact name(s) and
                                                                                     address on the account.
                                                                                -    To place your request with a
                                                                                     representative at John Hancock Funds,
                                                                                     call Signature Services between 8:30
                                                                                     A.M. and 5:00 P.M., Eastern Time on most
                                                                                     business days or your financial
                                                                                     representative.
                   Amounts up to $5 million:
                   -    Available to the following types of                     -    Redemption proceeds exceeding $100,000
                        accounts: custodial accounts held by                         must be wired to your designated bank
                        banks, trust companies or broker-dealers;                    account.
                        endowments and foundations; corporate                   -    Redemption proceeds exceeding $100,000
                        accounts; group retirement plans; and                        and sent by check will require a letter
                        pension accounts (excluding IRAs, 403(b)                     of instruction with a Medallion
                        plans and all John Hancock custodial                         signature guarantee. Please refer to
                        retirement accounts).                                        "Selling shares in writing."
----------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer ("EFT")
[Graphic]          -    Requests by letter to sell any amount.                  -    To verify that the telephone redemption
                   -    Qualified requests by phone to sell up to                    privilege is in place on an account or
                        $5 million (accounts with telephone                          to request the forms to add it to an
                        redemption privileges).                                      existing account call Signature
                                                                                     Services.
                                                                                -    Amounts of $5 million or more will be
                                                                                     wired on the next business day.
                                                                                -    Amounts up to $100,000 may be sent by
                                                                                     EFT or by check. Funds from EFT
                                                                                     transactions are generally available by
                                                                                     the second business day. Your bank may
                                                                                     charge a fee for this service.
----------------------------------------------------------------------------------------------------------------------------------
By exchange
[Graphic]          -    Sales of any amount.                                    -    Obtain a current prospectus for the Fund
                                                                                     into which you are exchanging by calling
                                                                                     your financial representative or
                                                                                     Signature Services.
                                                                                -    You may only exchange for Class I shares
                                                                                     for other Class I shares or Money Market
                                                                                     Fund Class A shares.
                                                                                -    Call your financial representative or
                                                                                     Signature Services to request an
                                                                                     exchange.

                                                                 YOUR ACCOUNT 15

Selling shares in writing
In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

-    your address of record has changed within the past 30 days;
- you are selling more than $100,000 worth of shares -- this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock;
- you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts); or
- you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

----------------------------------------------------------------------------------------------------------------------------------
Seller                                                                          Requirements for written requests
----------------------------------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts (custodial                    -    Letter of instruction.
accounts for minors).                                                           -    On the letter, the signatures of all
                                                                                     persons authorized to sign for the
                                                                                     account, exactly as the account is
                                                                                     registered.
                                                                                -    Medallion signature guarantee, if
                                                                                     applicable (see above).
----------------------------------------------------------------------------------------------------------------------------------
Owners of corporate, sole proprietorship, general partner                       -    Letter of instruction.
or association accounts.                                                        -    Corporate business/organization
                                                                                     resolution, certified within the past 12
                                                                                     months, or a John Hancock funds
                                                                                     business/organization certification
                                                                                     form.
                                                                                -    On the letter and the resolution, the
                                                                                     signature of the person(s) authorized to
                                                                                     sign for the account.
                                                                                -    Medallion signature guarantee, if
                                                                                     applicable (see above).
----------------------------------------------------------------------------------------------------------------------------------
Owners or trustees of retirement plan, pension                                  -    Letter of instruction.
trust and trust accounts.                                                       -    On the letter, the signature(s) of the
                                                                                     trustee(s).
                                                                                -    Copy of the trust document, certified
                                                                                     within the past 12 months, or a John
                                                                                     Hancock Funds trust certification form.
                                                                                -    Medallion signature guarantee, if
                                                                                     applicable (see above).
----------------------------------------------------------------------------------------------------------------------------------
Joint tenancy shareholders with rights of survivorship with                     -    Letter of instruction signed by
a deceased co-tenant(s).                                                             surviving tenant.
                                                                                -    Copy of death certificate.
                                                                                -    Medallion signature guarantee, if
                                                                                     applicable (see above).
                                                                                -    Inheritance tax waiver (if applicable).
----------------------------------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                                               -    Letter of instruction signed by
                                                                                     executor.
                                                                                -    Copy of order appointing executor,
                                                                                     certified within the past 12 months.
                                                                                -    Medallion signature guarantee, if
                                                                                     applicable (see above).
                                                                                -    Inheritance tax waiver (if applicable).
----------------------------------------------------------------------------------------------------------------------------------
Administrators, conservators, guardians and other sellers                       -    Call 1-888-972-8696 for instructions.
or account types not listed above.

---------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for
instructions and assistance.
---------------------------------------------------

16 YOUR ACCOUNT

--------------------------------------------------------------------------------
Transaction policies

Valuation of shares
The net asset value ("NAV") per share for each Fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 P.M., Eastern Time). Each Fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser or subadviser to be unreliable, the Fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by JHF III's Board of Trustees. All methods of determining the value of a security used by a Fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a Fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser or subadviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a Fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time a Fund determines its NAV. In those circumstances when a Fund believes the price of the security may be affected, the Fund uses the fair value of the security. In certain circumstances the Fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a Fund may trade on U.S. holidays and weekends, even though the Fund's shares will not be priced on those days. This may change the Fund's NAV on days when you cannot buy or sell Fund shares. For market prices and quotations, as well as for some fair value methods, the Fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. Each Fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. Each Fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.


Buy and sell prices
When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.


Execution of requests
The Fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday (except for certain holidays, as detailed in the SAI). Purchase and redemption requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the Fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.


Telephone transactions
For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.


Exchanges
You may exchange Class I shares for shares of any other John Hancock fund, Class I shares of other John Hancock funds or Money Market Fund Class A Shares. The registrations for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I shares.

A Fund may change or cancel its exchange policies at any time upon 60 days' written notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Under certain circumstances, an investor who purchases Class I Shares in the Fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the Fund may be afforded an opportunity to make a conversion of Class A Shares owned by the investor in the same Fund to Class I Shares of that Fund. Conversion of Class A Shares to Class I Shares of the same Fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see "Tax Status and Taxation of Each Fund" in the SAI for information regarding taxation upon the redemption or exchange of shares of the Fund (see the back cover of this prospectus).


Excessive trading
Each Fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a Fund can disrupt portfolio investment strategies and may increase Fund expenses for all shareholders, including long-term shareholders who do not generate these costs.



Right to reject or restrict purchase and exchange orders
Purchases and exchanges should be made primarily for investment purposes. JHF III reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, a Fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if a Fund or its agents determines that accepting the order could interfere with the efficient management of the Fund's portfolio or otherwise not be in a Fund's best interest in light of unusual trading activity related to your account. In the event that a Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. Each Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase side of the exchange will receive the Fund's NAV at the conclusion of the delay period. A Fund, through its


                                                                 YOUR ACCOUNT 17
agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.


Exchange limitation policies
The Funds' Board of Trustees has adopted the following policies and procedures by which each Fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.


Limitation on exchange activity
Each Fund, through its agents, undertakes to use its best efforts to exercise its right to restrict, reject or cancel, purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a Fund account in an amount of $5,000 or more, exchanges $1,000 or more out of a Fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of a Fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Funds believe that they are advantageous to shareholders and do not implicate market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to a Fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices". Depending upon the composition of a Fund's shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of each Fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, each Fund considers information available to it at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.


Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of a Fund to prevent excessive trading of its shares, there is no guarantee that the Fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of a Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because a Fund will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage a Fund. For example, the ability of a Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a Fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of each Fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) of a Fund.


Excessive trading risk
To the extent that a Fund or its agents are unable to curtail excessive trading practices in the Fund, these practices may interfere with the efficient management of the Fund's portfolio and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Fund's operating costs and possibly decrease the Fund's investment performance. Maintenance of higher levels of cash balances would likewise possibly result in lower Fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

- A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
- A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Each Fund is subject to excessive trading risk as discussed in this section.

Any frequent trading strategies may interfere with efficient management of a Fund's portfolio. Each Fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a Fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the Fund shares held by other shareholders.


Account information
The Distributor is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the Distributor may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.


Certificated shares
The Funds do not issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services along with a letter of instruction or a stock power and a signature guarantee.


18 YOUR ACCOUNT

Sales in advance of purchase payments
When you place a request to sell shares of a Fund for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.


--------------------------------------------------------------------------------
Dividends and account policies

Account statements
In general, you will receive account statements as follows:

- after every transaction (except a dividend reinvestment) that affects your account balance
-    after any changes of name or address of the registered owner(s)
-    in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.


Dividends
Each Fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually.


Dividend reinvestments
Dividends will be reinvested automatically in additional shares of the same fund and share class on the dividend record date. Alternatively, you may choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.


Taxability of dividends
For investors who are not exempt from federal income taxes, dividends you receive from a Fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a Fund's short-term capital gains are taxable as ordinary income. Dividends from a Fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on a Fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.


Taxability of transactions
Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of a share you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.


--------------------------------------------------------------------------------
Additional investor services

Disclosure of portfolio holdings
The Funds' Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix B of the SAI and the portfolio holdings information can be found at: www.jhfunds.com.

The holdings of each Fund will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the Fund. In addition, the ten largest holdings of each Fund will be posted to the Web site listed above 30 days after each calendar quarter end. The information described above will remain on the Web site until the date a Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. A Fund's Form N-CSR and Form N-Q will contain the Fund's entire holdings as of the applicable calendar quarter end.


                                                                 YOUR ACCOUNT 19

--------------------------------------------------------------------------------
Fund details
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Business structure

The diagram below shows the basic business structure used by JHF III.

The Board of Trustees oversees each Fund's business activities and retains the services of the various firms that carry out the Fund's operations.

With respect to the U.S. Quality Equity Fund, the Board of Trustees has the power to change the focus of the Fund's 80% investment policy without shareholder approval. The Fund will provide at least 60 days' written notice to shareholders prior to a change in its 80% investment strategy.


Management fees
The management fees listed in this table represent the maximum applicable rate on each Fund's breakpoint schedule and the actual rate charged may vary based on that schedule. The actual rate charged will vary from the maximum rate payable under the Funds' breakpoint schedules because of adjustments pursuant to those Fund's breakpoint schedules (as described earlier in each Fund's summary description) consistent with the actual assets in the Fund aggregated with assets in certain other John Hancock accounts managed by the subadviser. The management fees payable to the Adviser by the Funds are as follows:


--------------------------------------------------------------------------------
Fund                                            % of net assets
--------------------------------------------------------------------------------
Active Value                                    0.85%
--------------------------------------------------------------------------------
Global                                          0.88%
--------------------------------------------------------------------------------
U.S. Quality Equity                             0.78%

                                                               --------------
                                                                Shareholders -----------------------|
                                                               --------------                       |
                                                                     |                              |
                                                                     |                              |
            |---                                -----------------------------------------------     |
            |                                            Financial services firms and               |
            |                                                their representatives                  |
            |                                                                                       |
            |                                           Advise current and prospective              |
            |     Distribution and     |-------- shareholders on their Fund investments,       -----|
            |   shareholder services   |         often in the context of an overall financial       |
                                                                       plan.                        |
            |                          |        -----------------------------------------------     |
            |                          |                                                            |
            |                          |                                                            |
            |     -------------------------------------------              --------------------------------------------------
            |                 Principal distributor                                          Transfer agent
            |
            |                John Hancock Funds, LLC                              John Hancock Signature Services, Inc.
            |
            |          Markets the Funds and distributes                    Handles shareholder services, including record-
            |      shares through selling brokers, financial                keeping and statements, distribution of dividends
            |    planners and other financial representatives.                  and processing of buy and sell requests.
            |---  -------------------------------------------              --------------------------------------------------
                                       |                                                            |
                                       |                                                            |
                                       --------------------------------------------------------------
                                                                    |
--------------------------------     --------------------------------- |  ----------------------------------------             ---|
           Subadviser                       Investment adviser         |                   Custodian                              |
                                                                       |                                                          |
         Grantham, Mayo,                  John Hancock Investment      |         State Street Bank & Trust Co.                    |
     Van Otterloo & Co. LLC              Management Services, LLC      |             2 Avenue de Lafayette                        |
        40 Rowes Wharf                      601 Congress Street        |               Boston, MA 02111                   Asset   |
       Boston, MA 02110            ---    Boston, MA 02210-2805        |                                               management |
                                                                       |       Holds the Funds' assets, settles                   |
  Provides portfolio management              Manages the Funds'        |    all portfolio trades and collects most                |
         to the Funds.                    business and investment      |       of the valuation data required for                 |
                                      |        activities.                        calculating each Fund's NAV.                    |
--------------------------------     -------------------------------   |  ----------------------------------------             ---|
                                                    |                  |                    |
                                                    |                  |                    |
                                                    ----------------------------------------
                                                                       |
                                                                       |
                                                       ------------------------------------
                                                                   Trustees

                                                           Oversee the Funds' activities.
                                                       ------------------------------------



--------------------------------

20 FUND DETAILS

--------------------------------------------------------------------------------
Business structure

Adviser
John Hancock Investment Management Services, LLC is the Adviser to JHF III. The Adviser is a Delaware limited liability company with principal offices located at 601 Congress Street, Boston, Massachusetts 02210-2805. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The Adviser is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Adviser administers the business and affairs of the Funds. The Adviser also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all series of JHF III.

The Adviser does not itself manage any of the Funds' portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the
Adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of each Fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Trustees of JHF III.

JHF III relies on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. JHF III, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF III (other than by reason of serving as subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of shareholders.


Subadviser

Grantham, Mayo, Van Otterloo & Co. LLC serves as subadviser to the Funds. GMO is a private company, founded in 1977. As of April 30, 2007, GMO managed on a worldwide basis more than $149 billion for the mutual funds and institutional investors, such as pension plans, endowments, foundations.


Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees' approving the investment advisory and subadvisory contracts of the Funds is available in the Funds' semiannual reports to the shareholders for the period ended August 31, 2007.


--------------------------------------------------------------------------------
Management biographies

Day-to-day management of each Fund is the responsibility of one of several divisions comprised of investment professionals associated with the subadviser, GMO. Each division's members work collaboratively to manage the relevant Fund's portfolio, and no one person is primarily responsible for day-to-day management of any Fund; however, the individuals responsible for managing the implementation and monitoring of the overall portfolio management of the respective Funds are listed below. The table below identifies the investment divisions and the Funds for which they are responsible.


--------------------------------------------------------------------------------
Investment division                 Funds managed
--------------------------------------------------------------------------------
U.S. Quantitative                   Active Value
                                    U.S. Quality Equity
--------------------------------------------------------------------------------
International Quantitative          Global

Below is a list of the senior members of each investment division, including a brief summary of their business careers over the past five years. The Fund's SAI contains additional details about the senior members of the relevant investment division, including information about such individuals' compensation, other accounts managed and their ownership of Fund shares, if any.


U.S. Quantitative Division

Sam Wilderman is the individual responsible for managing the implementation and monitoring of the overall portfolio management of Funds (other than the Active Value Fund) for which the U.S. Quantitative Division is responsible. Mr. Wilderman is the senior member of the U.S. Quantitative Division at GMO. Mr. Wilderman allocates responsibility for portions of each Fund's portfolio to various members of the Division, oversees the implementation of trades on behalf of the Funds, reviews the overall composition of the Funds' portfolios, including compliance with stated investment objectives and strategies, and monitors cash flows.

Mr. Wilderman served as co-director of U.S. equity management since 2005 and has served as Director since January 2006. Prior to this position, Mr. Wilderman had been responsible for emerging countries and emerging markets research and portfolio management at GMO. Mr. Wilderman joined GMO in 1996.

Edmond Choi is the individual responsible for managing the implementation and monitoring of the overall portfolio management of the Active Value Fund. Mr. Choi is a senior member of the U.S. Quantitative Division at GMO. Mr. Choi manages or allocates responsibility for portions of the Active Value Fund's portfolio to various members of the Division, oversees the implementation of trades on behalf of the Active Value Fund, reviews the overall composition of the Active Value Fund's portfolio, including compliance with stated investment objectives and strategies, and monitors cash flows.

Mr. Choi is currently responsible for managing or overseeing the portfolio management of certain GMO U.S. equity portfolios. From 1994 to 2005, Mr. Choi was a member of the division responsible for managing GMO's U.S. active equity portfolios, and, beginning in 2001, was responsible for overseeing the management of GMO's U.S. active equity portfolios.


International Quantitative Division
Dr. Thomas Hancock is the individual responsible for managing the implementation and monitoring of the overall portfolio management of the Funds for which the International Quantitative Division is responsible. Dr. Hancock is the director of the Division. Dr. Hancock allocates responsibility for portions of each Fund's portfolio to various team members of the Division, oversees the implementation of trades on behalf of the Funds, reviews the overall composition of the Funds' portfolios, including compliance with stated investment objectives and strategies, and monitors cash flows.

Dr. Hancock has been responsible for overseeing the portfolio management of GMO's international developed market and global quantitative equities portfolios since 1995.

Appendix C of the SAI includes information about the portfolio managers, including information about their compensation, accounts they manage other than the Funds and their ownership of the Funds' shares, if any.

                                                                 FUND DETAILS 21

For more information

Two documents are available that offer further information on the Funds:

Annual/Semiannual Report to Shareholders
The annual and semiannual reports include financial statements. The annual report also includes a discussion of the market conditions and investment strategies that significantly affected the Funds' performance, during its last fiscal year in addition to the auditors' report.

Statement of Additional Information
The SAI contains more detailed information on all aspects of the Funds. The SAI includes a summary of JHF III's policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.


(C)2007 JOHN HANCOCK FUNDS, LLC GMI2PN 7/07

To request a free copy of the current prospectus, SAI, annual or semiannual reports, to request other information or to make shareholder inquiries, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696
By EASI-Line: 1-800-597-1897
By TDD: 1-800-554-6713
On the Internet: www.jhfunds.com


Or you may view or obtain these documents and other information from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC
For access to the Reference Room call 202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the EDGAR Database on the Internet: www.sec.gov

SEC number: 811-21777

{logo} John Hancock (R)
-----------------------
the future is yours


John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

---------------------------------------
Now available: electronic delivery
www.jhfunds.com/edelivery
---------------------------------------

[LOGO]John Hancock(R)
     ----------------
       MUTUAL FUNDS

                                                                    John Hancock

                                                    Equity & International Funds

--------------------------------------------------------------------------------

                                                                CLASS NAV SHARES
                                                               Active Value Fund
                                                                     Global Fund
                                                                     Growth Fund
                                                       Growth Opportunities Fund
                                                         International Core Fund
                                                       International Growth Fund
                                                            Intrinsic Value Fund
                                                                  U.S. Core Fund
                                                        U.S. Quality Equity Fund
                                                        Value Opportunities Fund

--------------------------------------------------------------------------------

Prospectus
7.1.2007



As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

JOHN HANCOCK FUNDS
--------------------------------------------------------------------------
Active Value Fund                                                        4
Global Fund                                                              6
Growth Fund                                                              8
Growth Opportunities Fund                                               10
International Core Fund                                                 12
International Growth Fund                                               14
Intrinsic Value Fund                                                    16
U.S. Core Fund                                                          18
U.S. Quality Equity Fund                                                20
Value Opportunities Fund                                                22

PRINCIPAL RISKS
--------------------------------------------------------------------------
Description of principal risks                                          24

YOUR ACCOUNT
--------------------------------------------------------------------------
Who can buy Class NAV shares                                            27
Class NAV shares cost structure                                         27
Opening an account                                                      27
Transaction policies                                                    27
Dividends and account policies                                          29
Additional investor services                                            29

FUND DETAILS
--------------------------------------------------------------------------
Business structure                                                      30
Management biographies                                                  30
Financial highlights                                                    32
Appendix -- Related Performance Information                             33

FOR MORE INFORMATION                                            BACK COVER
--------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------

JOHN HANCOCK FUNDS III

This prospectus contains information regarding series (each a "Fund" and collectively, the "Funds") of John Hancock Funds III ("JHF III"). Summary descriptions of each Fund, which set forth each Fund's investment objective and describe each Fund's principal investment strategies and principal risks, are provided in the next section of this prospectus. The summaries are not designed to be all-inclusive and each Fund may make investments, employ strategies and be exposed to risks that are not contained in the Fund's summary description. More information about each Fund's investment and strategy is set forth in the Statement of Additional Information ("SAI").

John Hancock Investment Management Services, LLC serves as each Fund's investment adviser (the "Adviser"). The Adviser has retained Grantham, Mayo, Van Otterloo & Co. LLC ("GMO" or the subadviser) to manage each Fund's assets. More information about the Adviser and the subadviser can be found in the "Fund Details" section of this prospectus.

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Funds, be sure to read all risk disclosure carefully before investing.

FUND INFORMATION KEY
--------------------------------------------------------------------------------

Concise Fund-by-Fund descriptions begin on the next page. Each description provides the following information:

[Clip Art]
Goal and strategy

The Fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art]
Past performance

The Fund's total return, measured year-by-year and over time.

[Clip Art]
Principal risks

The major risk factors associated with the Fund.

[Clip Art]
Your expenses

The overall costs borne by an investor in the Fund, including sales charges and annual expenses.

Active Value Fund

[Clip Art]

Goal and strategy

GOAL: The Fund seeks long-term capital growth.

STRATEGY: The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000 Index and in companies with size and value characteristics similar to those of companies with stocks in the Index. As of April 30, 2007, the market capitalization of companies that issue stocks included in the Russell 1000 Index, a U.S. stock index, ranged from $1.3 billion to $447.2 billion.

The subadviser uses proprietary quantitative models to identify an initial group of stocks trading at prices below what the subadviser believes to be their fundamental value. The subadviser then applies traditional fundamental analysis to evaluate the financial, operational and management strength of the issuers of those stocks. The subadviser evaluates the resulting stock selection in light of its analysis of the attractiveness of sectors and industries and tilts the final portfolio accordingly.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

--------------------------------------------------------------------------------
[Clip Art]
Past performance
This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund is not operational there is no past performance to report.

4 FUNDS

[Clip Art]
Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Medium and small company risk
- Hedging and other strategic transaction risk
- Non-diversification risk
- Management risk

SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management; founded in 1977; supervised by the Adviser.

See page 30 for the management biographies.

FUND CODES


Class NAV
Ticker                --
CUSIP                 --
Newspaper             --
JH Fund Number        --

[Clip Art]

Your expenses
Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

 Annual operating expenses                                          Class NAV
 Management fee(1)                                                      0.85%
-----------------------------------------------------------------------------
 Other expenses                                                         0.16%
-----------------------------------------------------------------------------
 Total operating expenses                                               1.01%
-----------------------------------------------------------------------------
 Contractual expense reimbursement (at least until 6-30-08)             0.11%
-----------------------------------------------------------------------------
 Net operating expenses(2)                                              0.90%

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.


 Expenses      Year 1    Year 3    Year 5     Year 10
 Class NAV    $  92     $  311    $  547    $  1,226

1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the Active Value Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule: 0.85% for aggregate assets under management up to and including $500 million, 0.82% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.81% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.80% for aggregate assets under management in excess of $2.5 billion.

2 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.05% of average annual net assets. Also the Adviser has contractually agreed to reimburse certain Fund level expenses for amount equal to the amount by which the expenses attributable to such class of shares exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 0.90% for Class NAV. This expense reimbursement shall continue in effect until June 30, 2008, and thereafter until terminated by the Adviser on notice to JHF III.

                                                                        FUNDS  5

Global Fund

[Clip Art]

Goal and strategy

GOAL: The Fund seeks high total return.

STRATEGY: The Fund typically invests in equity investments from a number of developed markets, including the U.S.

The subadviser uses proprietary research and multiple quantitative models to evaluate and select individual stocks, countries and currencies based on several factors, including:

-  Stocks -- valuation, firm quality and improving fundamentals;
- Countries -- stock market valuation, positive GDP trends, positive market sentiment and industrial competitiveness; and
- Currencies -- export and producer price parity, balance of payments and interest rate differential.

The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments);
(iii) manage risk by implementing shifts in investment exposure; or (iv) adjust its foreign currency exposure. The Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

--------------------------------------------------------------------------------
[Clip Art]
Past performance
This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund is not operational there is no past performance to report.

6 FUNDS

[Clip Art]
Principal risks
The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Liquidity risk
- Hedging and other strategic transaction risk
- Foreign securities risk (including currency risk)
- Non-diversification risk
- Management risk

SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management; founded in 1977; supervised by the Adviser.

See page 30 for the management biographies.

FUND CODES


Class NAV
Ticker                --
CUSIP                 --
JH Fund Number        --

--------------------------------------------------------------------------------
[Clip Art]

Your expenses
Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

 Annual operating expenses                                          Class NAV
 Management fee(1)                                                      0.88%
-----------------------------------------------------------------------------
 Other expenses                                                         0.30%
-----------------------------------------------------------------------------
 Total operating expenses                                               1.18%
-----------------------------------------------------------------------------
 Contractual expense reimbursement (at least until 6-30-08)             0.11%
-----------------------------------------------------------------------------
 Net operating expenses(2)                                              1.07%

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.

 Expenses      Year 1    Year 3    Year 5     Year 10
 Class NAV    $  109    $  364    $  638    $  1,422

1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the Global Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule: 0.90% for aggregate assets under management up to and including $200 million, 0.875% for aggregate assets under management in excess of $200 million and up to and including $1 billion and a final rate of 0.86% for aggregate assets under management in excess of $1 billion.

2 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.19% of average annual net assets, also the Adviser has contractually agreed to reimburse certain Fund level expenses for an amount equal to the amount by which the expenses attributable to such class of shares exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.07% for Class NAV. This expense reimbursement shall continue in effect until June 30, 2008, and thereafter until terminated by the Adviser on notice to JHF III.

                                                                        FUNDS  7

Growth Fund

[Clip Art]

Goal and strategy

GOAL: The Fund seeks long-term capital growth.

STRATEGY: The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000 Index and in companies with size and growth characteristics similar to those of companies with stocks in the Index. As of April 30, 2007, the market capitalization of companies that issue stocks included in the Russell 1000 Index, a U.S. stock index, ranged from $1.3 billion to $447.2 billion.

The subadviser uses proprietary research and quantitative models to identify stocks it believes have improving fundamentals. From that group, the subadviser then selects those stocks it believes have growth characteristics and which trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; or (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

--------------------------------------------------------------------------------
[Clip Art]
Past performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund is not operational there is no past performance to report.

8 FUNDS

[Clip Art]
Principal risks
The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Medium and smaller company risk
- Hedging and other strategic transactions risk
- Non-diversification risk
- Management risk

SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management; founded in 1977; supervised by the Adviser.

See page 30 for the management biographies.

FUND CODES

Class NAV
Ticker                GMGNX
CUSIP                 47803T361
Newspaper             --
JH Fund Number        --

--------------------------------------------------------------------------------
[Clip Art]

Your expenses
Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

 Annual operating expenses                                         Class NAV
 Management fee(1)                                                     0.80%
----------------------------------------------------------------------------
 Other expenses                                                        0.64%
----------------------------------------------------------------------------
 Total operating expenses                                              1.44%
----------------------------------------------------------------------------
 Contractual expense reimbursement (at least until 6-30-08)            0.54%
----------------------------------------------------------------------------
 Net operating expenses(2)                                             0.90%

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.

 Expenses      Year 1    Year 3    Year 5     Year 10
 Class NAV    $  92     $  402    $  736    $  1,678

1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the Growth Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule: 0.80% for aggregate assets under management up to and including $500 million, 0.78% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.77% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.76% for aggregate assets under management in excess of $2.5 billion.

2 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.11% of average annual assets. Also the Adviser has contractually agreed to reimburse certain Fund level expenses for an amount equal to the amount by which the expenses attributable to such class of shares exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 0.90% for Class NAV. This expense reimbursement shall continue in effect until June 30, 2008, and thereafter until terminated by the Adviser on notice to JHF III.

                                                                        FUNDS  9

Growth Opportunities Fund

[Clip Art]

Goal and strategy

GOAL: The Fund seeks long-term capital growth.

STRATEGY: The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500 Index and in companies with total market capitalizations similar to those of companies with stocks in the Index ("small- and mid-cap companies"). As of April 30, 2007, the market capitalization of companies that issue stocks included in the Russell 2500 Index, a U.S. stock index, ranged from $1.6 million to $9.6 billion. In addition, as of April 30, 2007, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $1.4 billion, and the median market capitalization was approximately $896 million. Under normal circumstances, the Fund invests at least 80% of its assets in small- and mid-cap companies.

The subadviser uses proprietary research and quantitative models to identify small- and mid-cap company stocks the subadviser believes have improving fundamentals. From that group the subadviser then selects small- and mid-cap company stocks it believes have growth characteristics and which trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

--------------------------------------------------------------------------------
[Clip Art]
Past performance

The graph shows the total return of the Fund's Class A shares for the calendar year ended December 31, 2006, while the table shows performance of these shares over time (along with a broad-based market index for reference)1. This information may help to provide an indication of the Fund's risk. Performance before and after taxes does not indicate future results.

--------------------------------------------------------------------------------
 Class A calendar year total returns (without sales charges)(1)


Most recent quarter: Q1 2007, 3.47%
Best quarter: Q1 2006, 11.34%
Worst quarter: Q2 2006, -6.18%

[The following was represented by a bar chart in the printed material.]


                                                                       8.84%


--------------------------------------------------------------------------------
                                                                       2006

Average annual total returns (including sales                           Life of
charge) for periods ending 12-31-061                     1 year         Class A
 Class A before tax (began 9-16-05)                       3.37%           5.01%
-------------------------------------------------------------------------------
 Class A after tax on distributions                       3.06%           4.76%
-------------------------------------------------------------------------------
 Class A after tax on distributions, with sale            2.24%           4.14%
-------------------------------------------------------------------------------
 Russell 2500 Growth Index                               12.26%          11.71%

1 Performance linked to the predecessor fund, GMO U.S. Growth Fund Class III shares. Class A shares of the Fund would have substantially similar annual returns as Class NAV shares because the assets represented by Class A shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses.

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

Benchmark Index (reflects no fees or taxes)
Russell 2500 Growth Index measures the performance of stocks included in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values and is independently maintained and published by the Frank Russell Company.

10  FUNDS

[Clip Art]
Principal risks
The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Liquidity risk
- Medium and smaller company risk
- Hedging and other strategic transactions risk
- Non-diversification risk
- Management risk

SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management; founded in 1977; supervised by the Adviser.

See page 30 for the management biographies.

FUND CODES

Class NAV
Ticker                GMONX
CUSIP                 47803T379
Newspaper             --
JH Fund Number        --

[Clip Art]

Your expenses
Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

 Annual operating expenses                                          Class NAV
 Management fee(1)                                                      0.80%
-----------------------------------------------------------------------------
 Other expenses                                                         2.05%
-----------------------------------------------------------------------------
 Acquired Fund fees and expenses                                        0.01%
-----------------------------------------------------------------------------
 Total operating expenses(2)                                            2.86%
-----------------------------------------------------------------------------
 Contractual expense reimbursement (at least until 6-30-08)             1.81%
-----------------------------------------------------------------------------
 Net operating expenses(3)                                              1.05%

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.


 Expenses      Year 1    Year 3    Year 5     Year 10
 Class NAV    $  107    $  714    $ 1,348   $  3,055

1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the Growth Opportunities Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule:
     0.80% for aggregate assets under management up to and including $500 million, 0.78% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.77% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.76% for aggregate assets under management in excess of $2.5 billion.

2 The "Total expenses" include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (each, an "Acquired Fund"). The Total operating expenses shown may not correlate to the Fund's ratio of expenses to average net assets show in the "Financial Highlights" section, which does not include Acquired Fund fees and expenses.

3 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.24% of average annual assets. Also the Adviser has contractually agreed to reimburse certain Fund level expenses for an amount equal to the amount by which the expenses attributable to such class of shares exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.04% for Class NAV. This expense reimbursement shall continue in effect until June 30, 2008, and thereafter until terminated by the Adviser on notice to JHF III.

                                                                       FUNDS  11

International Core Fund

[Clip Art]
Goal and strategy

GOAL: The Fund seeks high total return.
STRATEGY: The Fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the U.S. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of non-U.S. issuers.

The subadviser uses proprietary research and quantitative models to evaluate and select individual stocks, countries and currencies based on several factors, including:
-  Stocks -- valuation, firm quality and improving fundamentals;
- Countries -- stock market valuation, positive GDP trends, positive market sentiment; and
- Currencies -- export and producer price parity, balance of payments and interest rate differentials.

The factors considered by the subadviser and the models used may change over time. In using these models to construct the Fund's portfolio, the subadviser expects that stock selection will reflect a slight bias for value stocks it believes are of high quality. The subadviser seeks to manage the Fund's exposure to market capitalization categories (e.g., small cap, medium cap and large cap) relative to the Fund's benchmark, the MSCI EAFE Index. As of April 30, 2007, the market capitalization of companies that issue stocks included in the MSCI EAFE Index ranged from $298.4 million to $225.9 billion.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments);
(iii) manage risk by implementing shifts in investment exposure; or (iv) adjust its foreign currency exposure. The Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

[Clip Art]
Past performance

The graph shows the total return of the Fund's Class A shares for the calendar year ended December 31, 2006, while the table shows performance of these shares over time (along with a broad-based market index for reference)1. This information may help to provide an indication of the Fund's risk. Performance before and after taxes does not indicate future results.

--------------------------------------------------------------------------------
 Class A calendar year total returns (without sales charges)(1)


Most recent quarter: Q1 2007, 4.68%
Best quarter: Q1 2006, 10.37%
Worst quarter: Q2 2006, 0.45%

[The following is represented by a bar chart in the printed material.]


                                                                        25.33%


--------------------------------------------------------------------------------
                                                                        2006


Average annual total returns (including sales                            Life of
charge) for periods ending 12-31-06(1)                    1 year         Class A
 Class A before tax (began 9-16-05)                       19.07%           18.88%
---------------------------------------------------------------------------------
 Class A after tax on distributions                       18.70%           18.59%
---------------------------------------------------------------------------------
 Class A after tax on distributions, with sale            12.39%           15.94%
---------------------------------------------------------------------------------
 MSCI EAFE Index                                          26.34%           24.92%

1 Performance linked to the predecessor fund, GMO International Core Equity Fund Class III shares. Class A shares of the Fund would have substantially similar annual returns as Class NAV shares because the assets represented by Class A shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses.

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

Benchmark Index (reflects no fees or taxes)
MSCI EAFE Index (Europe, Australasia,
and Far East), a large-capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.

12  FUNDS

Principal risks
The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Medium and smaller company risk
- Hedging and other strategic transactions risk
- Foreign securities risk (including currency risk)
- Management risk

SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management; founded in 1977; supervised by the Adviser.

See page 30 for the management biographies.

FUND CODES

Class NAV
Ticker                GMINX
CUSIP                 47803T338
Newspaper             --
JH Fund Number        --

[Clip Art]
Your expenses
Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly.

 Annual operating expenses                                          Class NAV
 Management fee(1)                                                      0.89%
-----------------------------------------------------------------------------
 Other expenses                                                         0.19%
-----------------------------------------------------------------------------
 Total operating expenses                                               1.08%
-----------------------------------------------------------------------------
 Contractual expense reimbursement (at least until 6-30-08)             0.00%
-----------------------------------------------------------------------------
 Net operating expenses(2)                                              1.08%
-----------------------------------------------------------------------------

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.

 Expenses      Year 1    Year 3    Year 5     Year 10
 Class NAV    $  110    $  343    $  595    $  1,317


1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the International Core Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule:
     0.92% for aggregate assets under management up to and including $100 million, 0.895% for aggregate assets under management in excess of $100 million and up to and including $1 billion and a final rate of 0.880% for aggregate assets under management in excess of $1 billion.

2 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.20% of average annual assets. Also the Adviser has contractually agreed to reimburse certain Fund level expenses for an amount equal to the amount by which the expenses attributable to such class of shares exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.10% for Class NAV. This expense reimbursement shall continue in effect until June 30, 2008, and thereafter until terminated by the Adviser on notice to JHF III.


                                                                       FUNDS  13

International Growth Fund

[Clip Art]
Goal and strategy

GOAL: The Fund seeks high total return.
STRATEGY: The Fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the U.S. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of non- U.S. issuers.

The subadviser, using proprietary research and quantitative models, seeks to add value by capitalizing on inefficiencies it perceives in the pricing of growth stocks. The subadviser uses quantitative models and fundamental investment principles to select growth stocks the subadviser believes have improving fundamentals and prices that reflect the relevant market's discount to their fundamental value. The subadviser maintains diversification across countries, and tilts the Fund's portfolio in favor of countries that the subadviser believes have the highest growth prospects or that the subadviser believes are most undervalued. The subadviser also considers factors that may influence the growth potential of a particular country, such as currency valuation. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use exchange-traded and over-the-counter derivatives and related instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts, or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; or (iv) adjust its foreign currency exposure. The Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

--------------------------------------------------------------------------------
[Clip Art]
Past performance
This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, no past performance is presented here.


14  FUNDS

Principal risks
The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Liquidity risk
- Medium and smaller company risk
- Hedging and other strategic transactions risk
- Foreign securities risk (including currency risk)
- Management risk

SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management; founded in 1977; supervised by the Adviser.

See page 30 for the management biographies.

FUND CODES

Class NAV
Ticker                GMLNX
CUSIP                 47803T353
Newspaper             --
JH Fund Number        --

[Clip Art]
Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly.

 Annual operating expenses                                          Class NAV(3)
 Management fee(1)                                                      0.92%
------------------------------------------------------------------------------
 Other expenses                                                         1.83%
------------------------------------------------------------------------------
 Total operating expenses                                               2.75%
------------------------------------------------------------------------------
 Contractual expense reimbursement (at least until 6-30-08)             1.65%
------------------------------------------------------------------------------
 Net operating expenses(2)                                              1.10%
------------------------------------------------------------------------------

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.

 Expenses      Year 1    Year 3    Year 5     Year 10
 Class NAV    $  112    $  697    $ 1,308   $  2,959

1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the International Growth Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule:
     0.92% for aggregate assets under management up to and including $100 million, 0.895% for aggregate assets under management in excess of $100 million and up to and including $1 billion and a final rate of 0.880% for aggregate assets under management in excess of $1 billion.

2 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.20% of average annual net assets. Also the Adviser has contractually agreed to reimburse certain Fund level expenses for an amount equal to the amount by which the expenses attributable to such class of shares exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.10% for Class NAV. This expense reimbursement shall continue in effect until June 30, 2008, and thereafter until terminated by the Adviser on notice to JHF III.

3 The expense data for Class NAV shares has been restated from final year amounts to reflect current fees and expenses.

                                                                       FUNDS  15

Intrinsic Value Fund

[Clip Art]
Goal and strategy

GOAL: The Fund seeks to achieve long-term capital growth.

STRATEGY: The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000 Index, and in companies with size and value characteristics similar to those of companies with stocks in the Index. As of April 30, 2007, the market capitalization of companies that issue stocks included in the Russell 1000 Index, a U.S. stock index, ranged from $1.3 billion to $447.2 billion.

The subadviser uses proprietary research and quantitative models to seek out stocks it believes are undervalued and have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights and market capitalization. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

--------------------------------------------------------------------------------
[Clip Art]
Past performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund is not operational there is no past performance to report.

16 FUNDS

[Clip Art]
Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Medium and smaller company risk
- Hedging and other strategic transactions risk
- Non-diversification risk
- Management risk

SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management; founded in 1977; supervised by the Adviser.

See page 30 for the management biographies.

FUND CODES

Class NAV
Ticker                GMNNX
CUSIP                 47803T387
Newspaper             --
JH Fund Number        --

[Clip Art]
Your expenses
Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

 Annual operating expenses                                         Class NAV
 Management fee(1)                                                      0.78%
-----------------------------------------------------------------------------
 Other expenses                                                         0.61%
-----------------------------------------------------------------------------
 Total operating expenses                                               1.39%
-----------------------------------------------------------------------------
 Contractual expense reimbursement (at least until 6-30-08)             0.54%
-----------------------------------------------------------------------------
 Net operating expenses(2)                                              0.85%
-----------------------------------------------------------------------------

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future.

 Expenses      Year 1    Year 3    Year 5     Year 10
 Class NAV     $  87     $  387    $  709    $  1,622

1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the Intrinsic Value Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule: 0.78% for aggregate assets under management up to and including $500 million, 0.76% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.75% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.74% for aggregate assets under management in excess of $2.5 billion.

2 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.08% of average annual assets. Also the Adviser has contractually agreed to reimburse certain Fund level expenses for an amount equal to the amount by which the expenses attributable to such class of shares exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 0.85% for Class NAV. This expense reimbursement shall continue in effect until June 30, 2008, and thereafter until terminated by the Adviser on notice to JHF III.

                                                                       FUNDS  17

U.S. Core Fund

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Goal and strategy

GOAL: The Fund seeks high total return.

STRATEGY: To gain broad exposure to the U.S. equity market, the Fund typically makes equity investments in U.S. companies with capitalizations similar to the capitalizations of companies that issue stocks included in the S&P 500 Index. As of April 30, 2007, the market capitalization of companies that issue stocks included in the S&P 500 Index ranged from $1.6 billion to $447.2 billion.

Under normal circumstances, the Fund invests at least 80% of its assets in investments tied economically to the U.S.

The subadviser uses proprietary research and quantitative models to seek out stocks it believes are undervalued as well as stocks the subadviser believes have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights and market capitalization. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

--------------------------------------------------------------------------------
[Clip Art]
Past performance
This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund is not operational there is no past performance to report.

18 FUNDS

[Clip Art]
Principal risks
The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Medium and smaller company risk
- Hedging and other strategic transactions risk
- Management risk

SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment
management; founded in 1977; supervised by the Adviser.

See page 30 for the management biographies.

FUND CODES


Class NAV
Ticker                --
CUSIP                 47803T387
Newspaper             --
JH Fund Number        --


[Clip Art]
Your expenses
Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

 Annual operating expenses                                           Class NAV
 Management fee(1)                                                      0.76%
-----------------------------------------------------------------------------
 Other expenses                                                         0.62%
-----------------------------------------------------------------------------
 Total operating expenses                                               1.38%
-----------------------------------------------------------------------------
 Contractual expense reimbursement (at least until 6-30-08)             0.53%
-----------------------------------------------------------------------------
 Net operating expenses(2)                                              0.85%

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.

 Expenses       Year 1     Year 3     Year 5     Year 10
 Class NAV      $   87   $  385     $  705     $  1,611

1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the U.S. Core Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule: 0.78% for aggregate assets under management up to and including $500 million, 0.76% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.75% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.74% for aggregate assets under management in excess of $2.5 billion.

2 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.10% of average annual assets. Also the Adviser has contractually agreed to reimburse certain Fund level expenses for an amount equal to the amount by which the expenses attributable to such class of shares exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 0.85% for Class NAV. This expense reimbursement shall continue in effect until June 30, 2008, and thereafter until terminated by the Adviser on notice to JHF III.

                                                                       FUNDS  19

U.S. Quality Equity Fund

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Goal and strategy

GOAL: The Fund seeks high total return.

STRATEGY: The Fund typically makes equity investments in U.S. companies with capitalizations similar to the capitalizations of companies that issue stocks included in the S&P 500 Index. As of April 30, 2007, the market capitalization of companies that issue stocks included in the S&P 500 Index ranged from $1.6 billion to $447.2 billion. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments tied economically to the U.S. The Fund typically holds fewer than 100 stocks.

The subadviser uses proprietary quality models to evaluate an issuer's quality score based on several factors including, but not limited to, expected earnings volatility (actual historical volatility and current volatility as measured by the disparity among analysts' current estimates), profits (return on equity), and operational and financial leverage (amount of fixed operating costs together with total outstanding debt in relation to equity).

The subadviser also uses proprietary research and quantitative models to seek out stocks it believes are undervalued as well as stocks the subadviser believes have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights and market capitalization. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

--------------------------------------------------------------------------------
[Clip Art]
Past performance
This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund is not operational there is no past performance to report.

20 FUNDS

[Clip Art]
Principal risks
The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Medium and smaller company risk
- Hedging and other strategic transactions risk
- Non-diversification risk
- Management risk

SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management; founded in 1977; supervised by the Adviser.

See page 30 for the management biographies.

FUND CODES


Class NAV
Ticker                --
CUSIP                 --
Newspaper             --
JH Fund Number        --

[Clip Art]
Your expenses
Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

 Annual operating expenses                                          Class NAV
 Management fee(1)                                                      0.78%
-----------------------------------------------------------------------------
 Other expenses                                                         0.16%
-----------------------------------------------------------------------------
 Total operating expenses                                               0.94%
-----------------------------------------------------------------------------
 Contractual expense reimbursement (at least until 6-30-08)             0.09%
-----------------------------------------------------------------------------
 Net operating expenses(2)                                              0.85%

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.

 Expenses       Year 1     Year 3     Year 5     Year 10
 Class NAV      $   87    $  291     $  511     $  1,146

1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the U.S. Quality Equity Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule: 0.780% for aggregate assets under management up to and including $500 million, 0.76% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.75% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.74% for aggregate assets under management in excess of $2.5 billion.

2 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.07% of average annual assets. Also the Adviser has contractually agreed to reimburse certain Fund level expenses for an amount equal to the amount by which the expenses attributable to such class of shares exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 0.85% for Class NAV. This expense reimbursement shall continue in effect until June 30, 2008, and thereafter until terminated by the Adviser on notice to JHF III.

                                                                       FUNDS  21

Value Opportunities Fund

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Goal and strategy

GOAL: The Fund seeks long-term capital growth.

STRATEGY: The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500 Index, and in companies with total market capitalizations similar to those of companies with stocks in the Index ("small- and mid-cap companies"). As of April 30, 2007, the market capitalization of companies that issue stocks included in the Russell 2500 Index ranged from $1.6 million to $9.6 billion. In addition, as of April 30, 2007, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $1.4 billion, and the median market capitalization was approximately $896 million. Under normal circumstances, the Fund invests at least 80% of its assets in small- and mid-cap companies.

The subadviser uses proprietary research and quantitative models to identify small- and mid-cap company stocks it believes have improving fundamentals and which trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

Past performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund is not operational there is no past performance to report.

22 FUNDS

[Clip Art]
Principal risks
The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Liquidity risk
- Medium and smaller company risk
- Hedging and other transactions risk
- Management risk

SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management; founded in 1977; supervised by the Adviser.

See page 30 for the management biographies.

FUND CODES

Class NAV
Ticker                GMPNX
CUSIP                 47803T346
Newspaper             --
JH Fund Number        --

[Clip Art]
Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

 Annual operating expenses                                           Class NAV
 Management fee(1)                                                      0.80%
-----------------------------------------------------------------------------
 Other expenses                                                         0.78%
-----------------------------------------------------------------------------
 Acquired Fund fees and expenses                                        0.03%
-----------------------------------------------------------------------------
 Total operating expenses(2)                                            1.61%
-----------------------------------------------------------------------------
 Contractual expense reimbursement (at least until 6-30-08)             0.69%
-----------------------------------------------------------------------------
 Net operating expenses(3)                                              0.92%

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.

 Expenses      Year 1    Year 3    Year 5     Year 10
 Class NAV     $  94     $  440    $  811    $  1,853

1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the Value Opportunities Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule:
     0.80% for aggregate assets under management up to and including $500 million, 0.78% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.77% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.76% for aggregate assets under management in excess of $2.5 billion.

2 The "Total operating expenses" include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (each, an "Acquired Fund"). The Total operating expenses shown may not correlate to the Fund's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund fees and expenses.

3 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.09% of average annual assets. Also the Adviser has contractually agreed to reimburse certain Fund level expenses for an amount equal to the amount by which the expenses attributable to such class of shares exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 0.89% for Class NAV. This expense reimbursement shall continue in effect until June 30, 2008, and thereafter until terminated by the Adviser on notice to JHF III.

                                                                       FUNDS  23

--------------------------------------------------------------------------------
Principal risks
--------------------------------------------------------------------------------
Description of principal risks

The following chart identifies the principal risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to the Fund at various times.


                                                                  Hedging and
                                                                  Other
                        Equity                     Medium and     Strategic       Foreign      Non-
                        Securities    Liquidity    Smaller        Transactions    Securities   Diversification    Management
Fund                    Risk          Risk         Company Risk   Risk            Risk         Risk               Risk
-------------------------------------------------------------------------------------------------------------------------
Active Value                -                          -              -                             -
-------------------------------------------------------------------------------------------------------------------------
Global                      -           -                             -            -                -              -
-------------------------------------------------------------------------------------------------------------------------
Growth                      -                          -              -                             -              -
-------------------------------------------------------------------------------------------------------------------------
Growth Opportunities        -           -              -              -                             -              -
-------------------------------------------------------------------------------------------------------------------------
International Core          -                          -              -            -                               -
-------------------------------------------------------------------------------------------------------------------------
International Growth        -           -              -              -            -                               -
-------------------------------------------------------------------------------------------------------------------------
Intrinsic Value             -                          -              -                             -              -
-------------------------------------------------------------------------------------------------------------------------
U.S. Core                   -                          -              -                                            -
-------------------------------------------------------------------------------------------------------------------------
U.S. Quality Equity         -                          -              -                             -              -
-------------------------------------------------------------------------------------------------------------------------
Value Opportunities         -           -              -              -                                            -
-------------------------------------------------------------------------------------------------------------------------

Factors that may affect a particular Fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these principal risks and certain related risks, but is not intended to include every potential risk. All Funds could be subject to additional risks because the types of investments made by each Fund may change over time. The SAI includes more information about the Funds and their investments.

Equity securities risk
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition, and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase of production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or generally adverse investor sentiment. Even a Fund that invest in high-quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Each Fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects each Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Value securities Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price below what the subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. Each Fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that a subadviser anticipates.


24 PRINCIPAL RISKS

Growth securities Certain equity securities (generally referred to as "growth securities") are purchased primarily because the subadviser believes that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to market fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. When a Fund invests primarily in growth securities, it is subject to these risks.

Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a Fund's investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in a foreign security. Some of the foreign risks are also applicable to certain funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a Fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a Fund's investments. Currency risk includes both the risk that currencies in which a Fund's investments are traded, or currencies in which a Fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain Funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the Fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, a Fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain Funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in the Fund's currency exposure being substantially different than that suggested by its securities investments. All Funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase the Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging and other strategic transactions risk
The Funds may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Each fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Each fund also may use derivatives as a way to adjust efficiently the exposure of the fund to various securities, markets and currencies without the fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of Fund assets and making new investments over time. For a description of the various derivative instruments funds may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a Fund to the risk that the counterparty to an over-the-counter ("OTC") derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty would meet its contractual obligations or that, in the event of default, the fund would succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. Each Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market

                                                              PRINCIPAL RISKS 25
conditions. To the extent that a Fund contracts with a limited number of counterparties, the Fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, the subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of a Fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a Fund's portfolio securities. If the transaction is not successful it could result in a loss to the Fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a fund's initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent a portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

Credit and counterparty risk This is the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

A Fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. A Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Liquidity risk
Liquidity risk exists when particular securities are difficult to sell due to a limited market or to legal restrictions, such that a Fund may be prevented from selling particular securities at an advantageous price. Certain Funds may be subject to liquidity risk. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. These securities are more likely to be fair valued. Liquidity risk may also exist when a fund has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements or closing out a short sale).

Management risk
Each Fund is subject to management risk because it relies on the subadviser's ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that these will produce the desired results. The subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. A fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a Fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a Fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to Funds that invest in the securities of companies with smaller market capitalizations that primarily make investments in companies with smaller- or medium-sized market capitalizations.

Non-diversification risk
Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain Funds are not "diversified" within the meaning of the Investment Company Act of 1940, as amended ("1940 Act"). This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with the investment strategies or techniques for these Funds may be more pronounced than for Funds that are "diversified."

26 PRINCIPAL RISKS

--------------------------------------------------------------------------------
Your account
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Who can buy Class NAV shares

Class NAV shares are available to certain types of investors, as noted below:

- Class NAV shares are sold to certain affiliated Funds, such as the John Hancock "funds of funds," which invest in various other Funds of John Hancock Funds II and JHF III.

--------------------------------------------------------------------------------
Class NAV shares cost structure

-    No sales charges
-    No distribution and service (12b-1) fees

Other share classes of the Fund, which have their own expense structures, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in Fund shares.

--------------------------------------------------------------------------------
Opening an account

1    Read this prospectus carefully.
2 Determine if you are eligible, referring to "Who can buy Class NAV shares" above.
3 Permitted entities generally may open an account and purchase Class NAV shares by contacting any broker, dealer, or other financial service firm authorized to sell Class NAV shares of the Fund. There is no minimum initial investment for Class NAV shares.

--------------------------------------------------------------------------------
Transaction policies

Valuation of shares
The net asset value ("NAV") per share for each Fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 P.M., Eastern Time). Each Fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser or subadviser to be unreliable, the Fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by JHF III's Board of Trustees. All methods of determining the value of a security used by a Fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a Fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser or subadviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a Fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the Fund determines its NAV. In those circumstances when the Fund believes the price of the security may be affected, the Fund uses the fair value of the security. In certain circumstances the Fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a Fund may trade on U.S. holidays and weekends, even though the Fund's shares will not be priced on those days. This may change the Fund's NAV on days when you cannot buy or sell Fund shares. For market prices and quotations, as well as for some fair value methods, the Fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. Each Fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. Each Fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices
When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests
The Fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday (except for certain holidays, as described in the SAI). Purchase and redemption requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the Fund has the right to redeem in kind.

In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Exchanges
You may exchange shares of one John Hancock Fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

The Funds may change or cancel their exchange policies at any time, upon 60 days' written notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading

Each Fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a Fund can disrupt portfolio investment strategies and may increase Fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders
Purchases and exchanges should be made primarily for investment purposes. JHF III reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, a Fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange

                                                                 YOUR ACCOUNT 27
activity" described below if a Fund or its agents determines that accepting the order could interfere with the efficient management of the Fund's portfolio or otherwise not be in a Fund's best interest in light of unusual trading activity related to your account. In the event that a Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. Each Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase side of the exchange will receive the Fund's NAV at the conclusion of the delay period. A Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies
The Funds' Board has adopted the following policies and procedures by which each Fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity
Each Fund, through its agents, undertakes to use its best efforts to exercise its right to restrict, reject or cancel, purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into the Fund account in an amount of $5,000 or more, exchanges $1,000 or more out of the Fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of a Fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Funds believe that they are advantageous to shareholders and do not implicate market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to a Fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices". Depending upon the composition of a Fund's shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of each Fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, each Fund considers information available to it at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of a Fund to prevent excessive trading of its shares, there is no guarantee that the Fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of a Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because a Fund will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage the Fund. For example, the ability of a Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the Fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of each Fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) of a Fund.

Excessive trading risk
To the extent that a Fund or its agents are unable to curtail excessive trading practices in the Fund, these practices may interfere with the efficient management of the Fund's portfolio and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Fund's operating costs and possibly decrease the Fund's investment performance. Maintenance of higher levels of cash balances would likewise possibly result in lower Fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

- A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
- A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Each Fund is subject to excessive trading risk as discussed in this section.

Any frequent trading strategies may interfere with efficient management of a Fund's portfolio. Each Fund that invests in the types of securities discussed above, may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful

28 YOUR ACCOUNT
price arbitrage may cause dilution in the value of the Fund shares held by other shareholders.

Account information
The Distributor is required by law to obtain information for verifying an account holder's identity.

Certificated shares
The Funds do not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments
When you place a request to sell shares of a Fund for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
Dividends and account policies

Account statements
In general, each Fund will provide account statements to the shareholder through the affiliated fund of funds that has invested in the Class NAV shares.

Dividends
Each Fund generally distributes most or all of its net earnings at least annually in the form of dividends. Each Fund typically declares and pays income dividends at least annually. Any capital gains are distributed at least annually.

--------------------------------------------------------------------------------
Additional investor services

Disclosure of portfolio holdings
The Funds' Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix B of the SAI and the portfolio holdings information can be found at: www.jhfunds.com.

The holdings of each Fund will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the Fund. In addition, the ten largest holdings of each Fund will be posted to the Web site listed above 30 days after each calendar quarter end. The information described above will remain on the Web site until the date a Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. A Fund's Form N-CSR and Form N-Q will contain the Fund's entire holdings as of the applicable calendar quarter end.

                                                                 YOUR ACCOUNT 29

--------------------------------------------------------------------------------
Fund details
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Business structure

The Board of Trustees oversees each Funds' business activities and retains the services of the various firms that carry out the Funds' operations.

With respect to the Growth Opportunities Fund, International Core Fund, International Growth Fund, U.S. Core Fund, U.S. Quality Equity Fund and Value Opportunities Fund, the Board of Trustees has the power to change the focus of each such Fund's 80% investment policy without shareholder approval. Each of these Funds will provide at least 60 days' written notice to shareholders prior to a change in its 80% investment policy.

Management fees
The management fees listed in this table represent the maximum or the actual rate of each Fund's breakpoint schedule charged for the fiscal year ended February 28, 2007 or fiscal period from June 12, 2006 (commencement of operations) to February 28, 2007, as applicable (net of any waivers or reimbursements). The actual rate charged will vary because of adjustments pursuant to those Funds' breakpoint schedules (as described earlier in each Fund's summary description) consistent with the actual assets in the Fund aggregated with assets in certain other John Hancock accounts managed by the subadviser. The management fees payable to the Adviser by the Funds are as follows:


--------------------------------------------------------------------------------
Fund                                                    % of net assets
--------------------------------------------------------------------------------
Active Value                                            0.85%
--------------------------------------------------------------------------------
Global                                                  0.88%
--------------------------------------------------------------------------------
Growth                                                  0.80%
--------------------------------------------------------------------------------
Growth Opportunities                                    0.80%
--------------------------------------------------------------------------------
International Core                                      0.86%
--------------------------------------------------------------------------------
International Growth                                    0.00%
--------------------------------------------------------------------------------
Intrinsic Value                                         0.78%
--------------------------------------------------------------------------------
U.S. Core                                               0.76%
--------------------------------------------------------------------------------
U.S. Quality Equity                                     0.78%
--------------------------------------------------------------------------------
Value Opportunities                                     0.80%
--------------------------------------------------------------------------------

Adviser
John Hancock Investment Management Services, LLC is the Adviser to JHF III. The Adviser is a Delaware limited liability company with principal offices located at 601 Congress Street, Boston, Massachusetts 02210-2805. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Adviser administers the business and affairs of the Funds. The Adviser also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all series of JHF III.

The Adviser does not itself manage any of the Funds' portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the
Adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of each Fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Trustees of JHF III.

JHF III relies on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. JHF III, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF III (other than by reason of serving as subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of shareholders.

Subadviser

Grantham, Mayo, Van Otterloo & Co. LLC serves as subadviser to the Funds. GMO is a private company, founded in 1977. As of April 30, 2007, GMO managed on a worldwide basis more than $149 billion for the mutual funds and institutional investors, such as pension plans, endowments and foundations.

Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees' most recent approval of the investment advisory and subadvisory contracts of the Funds will be available in the Funds' semiannual reports to the shareholders for the period ended August 31, 2007.

--------------------------------------------------------------------------------
Management biographies

Day-to-day management of each Fund is the responsibility of one of several divisions comprised of investment professionals associated with the subadviser, GMO. Each division's members work collaboratively to manage the relevant Fund's portfolio, and no one person is primarily responsible for day-to-day management of any Fund; however, the individuals responsible for managing the implementation and monitoring of the overall portfolio management of the respective Funds are listed below. The table below identifies the investment divisions and the Funds for which they are responsible.


---------------------------------------------------------------------
Investment division                         Funds managed
---------------------------------------------------------------------
U.S. Quantitative                           Active Value
                                            Growth
                                            Growth Opportunities
                                            Intrinsic Value
                                            U.S. Core
                                            U.S. Quality Equity
                                            Value Opportunities
---------------------------------------------------------------------
International Quantitative                  Global
                                            International Core
                                            International Growth
---------------------------------------------------------------------

Below is a list of the senior members of each investment division, including a brief summary of their business careers over the past five years. The Funds' SAI contains additional details about the senior members of the relevant investment division, including information about such individuals' compensation, other accounts managed and their ownership of Fund shares, if any.

U.S. Quantitative Division

Sam Wilderman is the individual responsible for managing the implementation and monitoring of the overall portfolio management of Funds for which the U.S. Quantitative Division is responsible. Mr. Wilderman is the senior member of the U.S. Quantitative Division at GMO. Mr. Wilderman allocates responsibility for portions of each Fund's portfolio to various members of the Division, oversees the implementation of trades on behalf of the Funds, reviews the overall composition of the Funds'

30 FUND DETAILS
portfolios, including compliance with stated investment objectives and strategies, and monitors cash flows.

Mr. Wilderman served as co-director of U.S. equity management since 2005 and has served as Director since January 2006. Prior to this position, Mr. Wilderman had been responsible for emerging countries and emerging markets research and portfolio management at GMO. Mr. Wilderman joined GMO in 1996.

Edmond Choi is the individual responsible for managing the implementation and monitoring of the overall portfolio management of the Active Value Fund. Mr. Choi is a senior member of the U.S. Quantitative Division at GMO. Mr. Choi manages or allocates responsibility for portions of the Active Value Fund's portfolio to various members of the Division, oversees the implementation of trades on behalf of the Active Value Fund, reviews the overall composition of the Active Value Fund's portfolio, including compliance with stated investment objectives and strategies, and monitors cash flows.

Mr. Choi is currently responsible for managing or overseeing the portfolio management of certain GMO U.S. equity portfolios. From 1994 to 2005, Mr. Choi was a member of the division responsible for managing GMO's U.S. active equity portfolios, and, beginning in 2001, was responsible for overseeing the management of GMO's U.S. active equity portfolios.

International Quantitative Division

Dr. Thomas Hancock is the individual responsible for managing the implementation and monitoring of the overall portfolio management of the Funds for which the International Quantitative Division is responsible. Dr. Hancock is the director of the Division. Dr. Hancock allocates responsibility for portions of each Fund's portfolio to various team members of the Division, oversees the implementation of trades on behalf of the Funds, reviews the overall composition of the Funds' portfolios, including compliance with stated investment objectives and strategies, and monitors cash flows.

Dr. Hancock has been responsible for overseeing the portfolio management of GMO's international developed market and global quantitative equities portfolios since 1995.

Appendix C of the SAI includes information about the portfolio managers, including information about their compensation, accounts they manage other than the Funds and their ownership of the Funds' shares, if any.

                                                                 FUND DETAILS 31

--------------------------------------------------------------------------------
Financial highlights

The financial highlights table below for each Fund is intended to help investors understand the financial performance of the Fund since inception. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular Fund (assuming reinvestment of all dividends and distributions).

The financial statements of the Funds as of February 28, 2007, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the Funds' financial statements, in the Funds' annual reports, which have been incorporated by reference into the SAI and are available upon request.

-----------------------------------------------------------------------------------
International Core Fund                                          PERIOD ENDED
-----------------------------------------------------------------------------------
CLASS NAV SHARES                                                      2-28-07(d)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                   $39.18
-----------------------------------------------------------------------------------
Net investment income(h)                                                 0.08
-----------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          4.58
-----------------------------------------------------------------------------------
Total from investment operations                                         4.66
-----------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------
From net investment income                                              (0.04)
-----------------------------------------------------------------------------------
From net realized gain                                                  (0.38)
-----------------------------------------------------------------------------------
                                                                        (0.42)
-----------------------------------------------------------------------------------
Net asset value, end of period                                         $43.42
-----------------------------------------------------------------------------------
Total return (%)                                                        11.90(k),(m)
-----------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $1,244
-----------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                          1.08(r)
-----------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                 0.38(r)
-----------------------------------------------------------------------------------
Portfolio turnover (%)                                                     37(m)
-----------------------------------------------------------------------------------

d    Class NAV shares began operations on 8-29-06.

h    Based on the average of the shares outstanding.

k    Assumes dividend reinvestment.

m    Not annualized.

r    Annualized.

-----------------------------------------------------------------------------------
International Growth Fund                                        PERIOD ENDED
-----------------------------------------------------------------------------------
CLASS NAV SHARES                                                      2-28-07(c)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                   $23.73
-----------------------------------------------------------------------------------
Net investment income(h)                                                 0.01
-----------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          0.18
-----------------------------------------------------------------------------------
Total from investment operations                                         0.19
-----------------------------------------------------------------------------------
Net asset value, end of period                                         $23.92
-----------------------------------------------------------------------------------
Total return (%)                                                         0.80(l),(m)
-----------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    $1
-----------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                          1.13(r)
-----------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                        2.75(p),(r)
-----------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                 0.14(r)
-----------------------------------------------------------------------------------
Portfolio turnover (%)                                                     41(m)
-----------------------------------------------------------------------------------

c    Class NAV shares began operations on 12-27-06.

h    Based on the average of the shares outstanding.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m    Not annualized.

p    Does not take into consideration expense reduction during period shown.

r    Annualized.

32 FINANCIAL HIGHLIGHTS

Appendix to Prospectus of John Hancock Funds III
Class NAV shares
Related Performance Information

Historical Performance of Corresponding GMO Portfolios

The Growth Fund, Growth Opportunities Fund, International Core Fund, International Growth Fund, Intrinsic Value Fund, U.S. Core Fund and Value Opportunities Fund (each, a "Fund" and collectively, the "Funds"), each a series of John Hancock Funds III ("JHF III"), commenced operations on June 12, 2006. Each Fund is modeled after a fund of GMO Trust ("GMO") (each, a "GMO Fund"). Each Fund is subadvised by the investment adviser to its corresponding GMO Fund and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as its corresponding GMO Fund. The Funds are managed through a "manager of manager" structure whereas the GMO Funds are directly managed by GMO.

This Appendix presents historical performance information for the corresponding GMO Funds. Because of the similarities between each Fund and its corresponding GMO Fund as described above, this information may help provide an indication of the Fund's risks by showing how a similar fund has performed historically. The performance of a GMO Fund, however, does not represent, and is not a substitute for, the performance of its corresponding Fund, and you should not assume that a Fund will have the same future performance as its corresponding GMO Fund. The future performance of a Fund may be greater or less than the performance of its corresponding GMO Fund due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information -- a bar chart and a table -- is presented on the following pages for the Class III shares of each GMO Fund that corresponds to a Fund. The date the Class III shares of each GMO Fund commenced operations varies, as indicated. The bar chart shows how each GMO Fund's total return has varied from year to year, while the table shows performance of its Class III shares over time (as compared with a broad-based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar charts and tables would also be lower if the adviser to the GMO Funds had not reimbursed certain expenses of those funds during the periods shown.

The expenses of the Class NAV shares of the Funds are higher than the expenses of the Class III shares of the corresponding GMO Funds. The performance shown in the bar charts and tables for the Class III shares of the GMO Funds would be lower if adjusted to reflect the higher expenses of the Class NAV shares of the Funds. An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for fees or fund expenses. As indicated above, past performance does not indicate future results.

GMO Fund: GMO U.S. Growth Fund
Ticker: GMGWX

Corresponding to: Growth Fund

GMO U.S. Growth Fund Class III, total returns:
Best quarter: Q4 '98, 27.46%
Worst quarter: Q1 '01, -21.46%

Index (reflects no fees or taxes)
Russell 1000 Growth Index -- measures the performance of those stocks included in the Russell 1000 Index with higher price/book ratios and higher forecasted growth values. The Russell 1000 Growth Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)

[star] [star] [star]
Overall rating for GMO U.S. Growth Fund as of March 31, 2007.
Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Growth Fund was rated 2 stars out of 1,390, 3 stars out of 1,118 and 3 stars out of 454 large growth funds for the 3-, 5- and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class NAV shares of the Growth Fund currently do not have a Morningstar rating. Any future ratings assigned to Class NAV shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class NAV shares of the Fund.

Net assets of GMO U.S. Growth Fund as of March 31, 2007: $204,848,647
--------------------------------------------------------------------------------
GMO U.S. Growth Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]


1997                      29.35%
1998                      37.30%
1999                      39.04%
2000                     -12.21%
2001                     -20.60%
2002                     -22.58%
2003                      28.58%
2004                       5.09%
2005                       4.37%
2006                       2.38%

--------------------------------------------------------------------------------
GMO U.S. Growth Fund average annual total returns
for periods ended 3-31-07
--------------------------------------------------------------------------------

                                   1 year       3 year       5 year      10 year
Class III                          1.22%        3.22%        2.60%        6.74%
Russell 1000 Growth Index          7.06%        7.01%        3.48%        5.51%

GMO Fund: GMO U.S. Small/Mid Cap Growth Fund
Ticker: GMSPX

Corresponding to: Growth Opportunities Fund

GMO U.S. Small/Mid Cap Growth Fund Class III, total returns:
Best quarter: Q4 '99, 26.98%
Worst quarter: Q3 '01, -24.62%

Index (reflects no fees or taxes)
Russell 2500 Growth Index -- measures the performance of those stocks included in the Russell 2500 Index with higher price/book ratios and higher forecasted growth values. The Russell 2500 Growth Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)

[star] [star] [star]

Overall rating for GMO U.S. Small/Mid Cap Growth Fund as of March 31, 2007. Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Small/Mid Cap Growth Fund was rated 3 stars out of 829, 4 stars out of 679 and 3 stars out of 274 mid-cap growth funds for the 3-, 5- and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class NAV shares of the Growth Opportunities Fund currently do not have a Morningstar rating. Any future ratings assigned to Class NAV shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class NAV shares of the Fund.

Net assets of GMO U.S. Small/Mid Cap Growth Fund as of March 31, 2007:
$24,916,305

--------------------------------------------------------------------------------
GMO U.S. Small/Mid Cap Growth Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]


1997                      24.69%
1998                       5.79%
1999                      30.38%
2000                     -10.36%
2001                     -13.27%
2002                     -17.62%
2003                      47.09%
2004                      14.41%
2005                      10.44%
2006                       7.14%

--------------------------------------------------------------------------------
GMO U.S. Small/Mid Cap Growth Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                                 1 year       3 year        5 year      10 year
Class III                        1.22%        10.11%        10.46%        9.12%
Russell 2500 Growth Index        4.44%        11.12%         9.13%        8.43%

GMO Fund: GMO International Core Equity Fund
Ticker: GMIEX

Corresponding to: International Core Fund

GMO International Core Equity Fund Class III, total returns:
Best quarter: Q2 '03, 18.96%
Worst quarter: Q3 '02, -16.08%

Index (reflects no fees or taxes)
MSCI EAFE Index (Europe, Australasia, and Far East) -- a large capitalization international stock index that is independently maintained and published by Morgan Stanley Capital International.

MORNINGSTAR RATING(TM)

[star] [star] [star] [star]

Overall rating for GMO International Core Equity Fund as of March 31, 2007. Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO International Core Equity Fund was rated 3 stars out of 178 and 4 stars out of 153 foreign large value funds for the 3-year and 5-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class NAV shares of the International Core Fund currently do not have a Morningstar rating. Any future ratings assigned to Class NAV shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class NAV shares of the Fund.

Net assets of GMO International Core Equity Fund as of March 31,
2007:$926,422,022
--------------------------------------------------------------------------------
GMO International Core Equity Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]


2003                      37.67%
2004                      22.39%
2005                      14.55%
2006                      24.78%

--------------------------------------------------------------------------------
GMO International Core Equity Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                                                                         Since
                           1 year         3 year         5 year     inception*
Class III                  18.53%         19.79%         18.08%         19.10%
MSCI EAFE Index            20.20%         19.83%         15.78%         16.51%

*Fund inception date: 1-29-02.

GMO Fund: GMO International Growth Equity Fund
Ticker: GMIGX

Corresponding to: International Growth Fund

GMO International Growth Equity Fund Class III, total returns:
Best quarter: Q2 '03, 16.54%
Worst quarter: Q3 '02, -16.44%

Index (reflects no fees or taxes)
S&P/Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth Style Index -- an independently maintained and published index composed of those stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/ Citigroup Broad Market Index ("BMI") (which includes listed shares of companies from developed and emerging market countries with a total available (float) market capitalization of at least the local equivalent of $100 million), representing the top 80% of available (float) capital of the BMI in each country.

MORNINGSTAR RATING(TM)

[star] [star] [star] [star]

Overall rating for GMO International Growth Equity Fund as of March 31, 2007. Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO International Growth Equity Fund was rated 3 stars out of 546 and 4 stars out of 446 foreign large blend funds for the 3-year and 5-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class NAV shares of the International Growth Fund currently do not have a Morningstar rating. Any future ratings assigned to Class NAV shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class NAV shares of the Fund.

Net assets of GMO International Growth Equity Fund as of March 31, 2007:
$1,002,942,150
--------------------------------------------------------------------------------
GMO International Growth Equity Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]


2002                     -10.52%
2003                      30.40%
2004                      20.03%
2005                      13.13%
2006                      24.07%

--------------------------------------------------------------------------------
GMO International Growth Equity Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                                                                                                   Since
                                                     1 year         3 year         5 year     inception*
Class III                                            17.20%         18.55%         15.16%         14.67%
S&P/Citigroup PMI EPAC Growth Style Index            17.01%         17.96%         13.74%         12.72%

*Fund inception date: 11-30-01.

GMO Fund: GMO U.S. Intrinsic Value Fund
Ticker: GMVUX

Corresponding to: Intrinsic Value Fund

GMO U.S. Intrinsic Value Fund Class III, total returns:
Best quarter: Q2 '03, 19.25%
Worst quarter: Q3 '02, -17.34%

Index (reflects no fees or taxes)
Russell 1000 Value Index -- measures the performance of those stocks included in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)

[star] [star] [star]

Overall rating for GMO U.S. Intrinsic Value Fund as of March 31, 2007. Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Intrinsic Value Fund was rated 2 stars out of 1,100 and 3 stars out of 829 large value funds for the 3-year and 5-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class NAV shares of the Intrinsic Value Fund currently do not have a Morningstar rating. Any future ratings assigned to Class NAV shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class NAV shares of the Fund.

Net assets of GMO U.S. Intrinsic Value Fund as of March 31, 2007: $36,000,699
--------------------------------------------------------------------------------
GMO U.S. Intrinsic Value Fund Class III calendar year total returns
--------------------------------------------------------------------------------


[THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]


2000                      10.67%
2001                       3.31%
2002                     -15.75%
2003                      29.68%
2004                      12.76%
2005                       5.98%
2006                      13.50%

--------------------------------------------------------------------------------
GMO U.S. Intrinsic Value Fund average annual total returns
for periods ended 3-31-07
--------------------------------------------------------------------------------

                                                                               Since
                                    1 year        3 year        5 year    inception*
Class III                           10.19%         9.59%         7.42%         7.08%
Russell 1000 Value Index            16.83%        14.42%        10.25%         6.98%

*Fund inception date: 8-2-99.

GMO Fund: GMO U.S. Core Equity Fund

Ticker: GMUEX

Corresponding to: U.S. Core Fund

GMO U.S. Core Equity Fund Class III, total returns:
Best quarter: Q4 '98, 19.49%
Worst quarter: Q3 '02, -17.14%

Index (reflects no fees or taxes)
Standard & Poor's ("S&P") 500 Index -- an index of large capitalization U.S. stocks, independently maintained and published by S&P.

MORNINGSTAR RATING(TM)

[star] [star] [star]

Overall rating for GMO U.S. Core Equity Fund as of March 31, 2007.
Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Core Equity Fund was rated 2 stars out of 1,589, 2 stars out of 1,249 and 4 stars out of 530 large blend funds for the 3-, 5- and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class NAV shares of the U.S. Core Fund currently do not have a Morningstar rating. Any future ratings assigned to Class NAV shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class NAV shares of the Fund.

Net assets of GMO U.S. Core Equity Fund as of March 31, 2007: $1,786,012,807
--------------------------------------------------------------------------------
GMO U.S. Core Equity Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]


1997                      35.10%
1998                      24.69%
1999                      18.59%
2000                       0.30%
2001                      -7.68%
2002                     -19.67%
2003                      26.61%
2004                       9.80%
2005                       3.41%
2006                       9.57%

--------------------------------------------------------------------------------
GMO U.S. Core Equity Fund average annual total returns
for periods ended 3-31-07
--------------------------------------------------------------------------------


                       1 year       3 year       5 year      10 year
Class III               6.61%        6.97%        4.64%        8.64%
S&P 500 Index          11.83%       10.06%        6.27%        8.20%

GMO Fund: GMO U.S. Small/Mid Cap Value Fund
Ticker: GMSUX

Corresponding to: Value Opportunities Fund

GMO U.S. Small/Mid Cap Value Fund Class III, total returns:
Best quarter: Q2 '03, 23.22%
Worst quarter: Q3 '02, -19.71%

Index (reflects no fees or taxes)
Russell 2500 Value Index -- measures the performance of those stocks included in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Value Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)

[star] [star] [star]

Overall rating for GMO U.S. Small/Mid Cap Value Fund as of March 31, 2007. Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Small/Mid Cap Value Fund was rated 2 stars out of 276, 2 stars out of 204 and 3 stars out of 55 mid-cap value funds for the 3-, 5- and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class NAV shares of the Value Opportunities Fund currently do not have a Morningstar rating. Any future ratings assigned to Class NAV shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class NAV shares of the Fund.

Net assets of GMO U.S. Small/Mid Cap Value Fund as of March 31, 2007:
$57,763,407
--------------------------------------------------------------------------------
GMO U.S. Small/Mid Cap Value Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]


1997                      29.72%
1998                       0.03%
1999                       2.95%
2000                      19.01%
2001                       9.91%
2002                     -11.48%
2003                      45.26%
2004                      20.80%
2005                       8.03%
2006                      10.86%

--------------------------------------------------------------------------------
GMO U.S. Small/Mid Cap Value Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                                  1 year        3 year        5 year       10 year
Class III                          5.44%        11.58%        11.66%        12.87%
Russell 2500 Value Index          12.15%        15.19%        14.33%        13.95%

--------------------------------------------------------------------------------
For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on the Funds:

Annual/Semiannual Report to Shareholders
The annual and semiannual reports include financial statements. The annual report also includes a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year in addition to the auditors' report.

Statement of Additional Information
The SAI contains more detailed information on all aspects of the Funds. The SAI includes a summary of JHF III's policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current prospectus, annual/ semiannual report or the SAI, to request other information or to make shareholder inquiries, please contact John Hancock:

By mail: John Hancock Funds III
601 Congress Street
Boston, MA 02210

By phone: 1-800-344-1029

On the Internet: www.jhfunds.com

Or you may view or obtain these documents and other information from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC For access to the Reference Room call 202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the EDGAR database on the Internet: www.sec.gov

SEC Number: 811-21777

(C)2007 JOHN HANCOCK FUNDS, LLC GMNPN 7/07

[LOGO]John Hancock(R)
the future is yours

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

[LOGO]John Hancock(R)
     --------------
      MUTUAL FUNDS
                                                                   John Hancock


                                                   Equity & International Funds

                                                                 CLASS 1 SHARES

                                                              Active Value Fund
                                                                    Global Fund
                                                                    Growth Fund
                                                      Growth Opportunities Fund
                                                        International Core Fund
                                                      International Growth Fund
                                                           Intrinsic Value Fund
                                                                 U.S. Core Fund
                                                       U.S. Quality Equity Fund
                                                       Value Opportunities Fund



Prospectus
7.1.2007



As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

JOHN HANCOCK FUNDS
--------------------------------------------------------------------------------
Active Value Fund                                                              4
Global Fund                                                                    6
Growth Fund                                                                    8
Growth Opportunities Fund                                                     10
International Core Fund                                                       12
International Growth Fund                                                     14
Intrinsic Value Fund                                                          16
U.S. Core Fund                                                                18
U.S. Quality Equity Fund                                                      20
Value Opportunities Fund                                                      22

PRINCIPAL RISKS
--------------------------------------------------------------------------------
Description of principal risks                                                24

YOUR ACCOUNT
--------------------------------------------------------------------------------
Who can buy Class 1 shares                                                    27
Class 1 shares cost structure                                                 27
Transaction policies                                                          27
Dividends and account policies                                                29
Additional investor services                                                  30

FUND DETAILS
--------------------------------------------------------------------------------
Business structure                                                            31
Management biographies                                                        32
Financial highlights                                                          34
Appendix -- Related Performance Information                                   37

FOR MORE INFORMATION                                                  BACK COVER
--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------

JOHN HANCOCK FUNDS III

This prospectus contains information regarding series (each a "Fund" and, collectively, the "Funds") of John Hancock Funds III ("JHF III"). Summary descriptions of each Fund, which set forth each Fund's investment objective and describe each Fund's principal investment strategies and principal risks, are provided in the next section of this prospectus. The summaries are not designed to be all-inclusive and each Fund may make investments, employ strategies and be exposed to risks that are not contained in the Fund's summary description. More information about each Fund's investment and strategy is set forth in the Statement of Additional Information ("SAI").

John Hancock Investment Management Services, LLC serves as each Fund's investment adviser (the "Adviser"). The Adviser has retained Grantham, Mayo, Van Otterloo & Co. LLC ("GMO" or the subadviser) to manage each Fund's assets. More information about the Adviser and the subadviser can be found in the "Fund Details" section of this prospectus.

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Funds, be sure to read all risk disclosure carefully before investing.

FUND INFORMATION KEY
--------------------------------------------------------------------------------
Concise Fund-by-Fund descriptions begin on the next page. Each description provides the following information:

[clip art]Goal and strategy

The Fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[clip art]Past performance

The Fund's total return, measured year-by-year and over time.

[clip art]Principal risks

The major risk factors associated with
the Fund.

[clip art]Your expenses

The overall costs borne by an investor in the Fund, including sales charges and annual expenses.

--------------------------------------------------------------------------------
Active Value Fund
--------------------------------------------------------------------------------
[clip art] Goal and strategy

GOAL: The Fund seeks long-term capital growth.

STRATEGY: The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000 Index and in companies with size and value characteristics similar to those of companies with stocks in the Index. As of April 30, 2007, the market capitalization of companies that issue stocks included in the Russell 1000 Index, a U.S. stock index, ranged from $1.3 billion to $447.2 billion.

The subadviser uses proprietary quantitative models to identify an initial group of stocks trading at prices below what the subadviser believes to be their fundamental value. The subadviser then applies traditional fundamental analysis to evaluate the financial, operational and management strength of the issuers of those stocks. The subadviser evaluates the resulting stock selection in light of the analysis of the attractiveness of sectors and industries and tilts the final portfolio accordingly.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

--------------------------------------------------------------------------------
[clip art]Past performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund is not operational, there is no past performance to report.

4 FUNDS

[clip art]Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Medium and small company risk
- Hedging and other strategic transaction risk
- Non-diversification risk
- Management risk

SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management;
founded in 1977;
supervised by the Adviser.

See page 32 for the management
biographies.

FUND CODES

Class 1
Ticker                --
CUSIP                 --
Newspaper             --
JH Fund Number        --


[clip art]Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.


--------------------------------------------------------------------------------
Annual operating expenses                                        Class 1
--------------------------------------------------------------------------------
Management fee(1)                                                  0.85%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fee                               0.05%
--------------------------------------------------------------------------------
Other expenses                                                     0.16%
--------------------------------------------------------------------------------
Total operating expenses                                           1.06%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6-30-08)         0.11%
--------------------------------------------------------------------------------
 Net operating expenses(2)                                         0.95%

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses                Year 1    Year 3    Year 5     Year 10
--------------------------------------------------------------------------------
Class 1               $   97    $  326    $  574    $  1,284


1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the Active Value Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule: 0.85% for aggregate assets under management up to and including $500 million, 0.82% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.81% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion and a final rate of 0.80% for aggregate assets under management in excess of $2.5 billion.

2 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.05% of the average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 0.95% for Class 1. This expense reimbursement shall continue in effect until June 30, 2008, and thereafter until terminated by the Adviser on notice to JHF III.

                                                                        FUNDS  5

--------------------------------------------------------------------------------
Global Fund
--------------------------------------------------------------------------------
[clip art]Goal and strategy

GOAL: The Fund seeks high total return.

STRATEGY: The Fund typically invests in equity investments from a number of developed markets, including the U.S.

The subadviser uses proprietary research and multiple quantitative models to evaluate and select individual stocks, countries and currencies based on several factors, including:
- Stocks -- valuation, firm quality and improving fundamentals;
- Countries -- stock market valuation, positive GDP trends, positive market sentiment and industrial competitiveness; and
- Currencies -- export and producer price parity, balance of payments and interest rate differential.

The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments);
(iii) manage risk by implementing shifts in investment exposure; or (iv) adjust its foreign currency exposure. The Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.


--------------------------------------------------------------------------------
[clip art]Past performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund is not operational, there is no past performance to report.

6 FUNDS

[clip art]Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Liquidity risk
- Hedging and other strategic transactions risk
- Foreign securities risk (including currency risk)
- Non-diversification risk
- Management risk


SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management;
founded in 1977;
supervised by the Adviser.

See page 32 for the management
biographies.


FUND CODES

Class 1
Ticker                --
CUSIP                 --
Newspaper             --
JH Fund Number        --

--------------------------------------------------------------------------------
[clip art]Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.


--------------------------------------------------------------------------------
Annual operating expenses                                         Class 1
--------------------------------------------------------------------------------
Management fee(1)                                                  0.88%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fee                               0.05%
--------------------------------------------------------------------------------
Other expenses                                                     0.30%
--------------------------------------------------------------------------------
Total operating expenses                                           1.23%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6-30-08)         0.11%
--------------------------------------------------------------------------------
Net operating expenses(2)                                          1.12%

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses                Year 1    Year 3    Year 5     Year 10
--------------------------------------------------------------------------------
Class 1                $  114    $  379    $  665    $  1,479


1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the Global Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule: 0.90% for aggregate assets under management up to and including $200 million, 0.875% for aggregate assets under management in excess of $200 million and up to and including $1 billion and a final rate of 0.860% for aggregate assets under management in excess of $1 billion.

2 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.19% of the Fund's average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.12% for Class 1. This expense reimbursement shall continue in effect until June 30, 2008, and thereafter until terminated by the Adviser on notice to JHF III.

                                                                        FUNDS  7

--------------------------------------------------------------------------------
Growth Fund
--------------------------------------------------------------------------------
[clip art] Goal and strategy

GOAL: The Fund seeks long-term capital growth.

STRATEGY: The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000 Index and in companies with size and growth characteristics similar to those of companies with stocks in the Index. As of April 30, 2007, the market capitalization of companies that issue stocks included in the Russell 1000 Index, a U.S. stock index, ranged from $1.3 billion to $447.2 billion.

The subadviser uses proprietary research and quantitative models to identify stocks it believes have improving fundamentals. From that group, the subadviser selects those stocks it believes have growth characteristics and that trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights and market capitalization. The factors

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

--------------------------------------------------------------------------------
[clip art]Past performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund is not operational, there is no past performance to report.

8 FUNDS

--------------------------------------------------------------------------------
[clip art]Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Medium and smaller company risk
- Hedging and other strategic transactions risk
- Non-diversification risk
- Management risk


SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management;
founded in 1977;
supervised by the Adviser.

See page 32 for the management
biographies.

FUND CODES

Class 1
Ticker                --
CUSIP                 --
Newspaper             --
JH Fund Number        --


--------------------------------------------------------------------------------
[clip art]Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.


Annual operating expenses                                         Class 1
Management fee(1)                                                  0.80%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fee                               0.05%
--------------------------------------------------------------------------------
Other expenses                                                     0.64%
--------------------------------------------------------------------------------
Total operating expenses                                           1.49%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6-30-08)         0.54%
--------------------------------------------------------------------------------
Net operating expenses(2)                                          0.95%

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses          Year 1    Year 3    Year 5     Year 10
--------------------------------------------------------------------------------
Class 1         $   97    $  418    $  762    $  1,733


1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the Growth Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule: 0.80% for aggregate assets under management up to and including $500 million, 0.78% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.77% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion and a final rate of 0.76% for aggregate assets under management in excess of $2.5 billion.

2 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.11% of the Fund's average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 0.95% for Class 1. This expense reimbursement shall continue in effect until June 30, 2008, and thereafter until terminated by the Adviser on notice to JHF III.

                                                                        FUNDS  9

--------------------------------------------------------------------------------
Growth Opportunities Fund
--------------------------------------------------------------------------------

[clip art]Goal and strategy

GOAL: The Fund seeks long-term capital growth.

STRATEGY: The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500 Index and in companies with total market capitalizations similar to those of companies with stocks in the Index ("small- and mid-cap companies"). As of April 30, 2007, the market capitalization of companies that issue stocks included in the Russell 2500 Index, a U.S. stock index, ranged from $1.6 million to $9.6 billion. In addition, as of April 30, 2007, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $1.4 billion, and the median market capitalization was approximately $896 million. Under normal circumstances, the fund invests at least 80% of its assets in small- and mid-cap companies.

The subadviser uses proprietary research and quantitative models to identify small- and mid-cap company stocks the subadviser believes have improving fundamentals. From that group, the subadviser selects small- and mid-cap company stocks it believes have growth characteristics and that trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

--------------------------------------------------------------------------------
[clip art]Past performance

The graph shows the total return of the Fund's Class A shares for the calendar year ended December 31, 2006, while the table shows performance of these shares over time (along with a broad-based market index for reference)(1). This information may help to provide an indication of the Fund's risk. Performance before and after taxes does not indicate future results.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)(1)
--------------------------------------------------------------------------------

        2006            8.84%

[THE FOLLOWING IS REPRESENTED IN THE PRINTED MATERIAL AS A BAR CHART]

Most recent quarter: Q1 2007, 3.47%
Best quarter: Q1
2006, 11.34
Worst quarter: Q2 2006, -6.18%

--------------------------------------------------------------------------------
Average annual total returns (including sales                          Life of
charge) for periods ending 12-31-061                    1 year         Class A
--------------------------------------------------------------------------------
Class A before tax (began 9-16-05)                       3.37%           5.01%
--------------------------------------------------------------------------------
Class A after tax on distributions                       3.06%           4.76%
--------------------------------------------------------------------------------
Class A after tax on distributions, with sale            2.24%           4.14%
--------------------------------------------------------------------------------
Russell 2500 Growth Index                               12.26%          11.71%

1 Performance linked to the predecessor fund, GMO U.S. Growth Fund Class III shares. Class A shares of the Fund would have substantially similar annual returns as Class 1 shares because the assets represented by Class A shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses.

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

Benchmark Index (reflects no fees or taxes)
Russell 2500 Growth Index measures the performance of stocks included in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values and is independently maintained and published by the Frank Russell Company.

10  FUNDS

[clip art]Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Liquidity risk
- Hedging and other strategic transactions risk
- Non-diversification risk
- Management risk


SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management;
founded in 1977;
supervised by the Adviser.

See page 32 for the management
biographies.

FUND CODES

Class 1
Ticker                GOGOX
CUSIP                 47803T742
Newspaper             --
JH Fund Number        --

--------------------------------------------------------------------------------
[clip art]Your expenses
Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly.


--------------------------------------------------------------------------------
Annual operating expenses                                       Class 1
--------------------------------------------------------------------------------
Management fee(1)                                                  0.80%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fee                               0.05%
--------------------------------------------------------------------------------
Other expenses                                                     2.96%
--------------------------------------------------------------------------------
Acquired Fund fees and expenses                                    0.01%
--------------------------------------------------------------------------------
Total operating expenses2                                          3.82%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6-30-08)         2.72%
--------------------------------------------------------------------------------
Net operating expenses(3)                                          1.10%

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses          Year 1    Year 3    Year 5     Year 10
--------------------------------------------------------------------------------
Class 1        $  112    $  915    $ 1,738   $  3,880

1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the Growth Opportunities Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule:
    0.80% for aggregate assets under management up to and including $500 million, 0.78% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.77% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.76% for aggregate assets under management in excess of $2.5 billion.

2 The "Total operating expenses" include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (each, an "Acquired Fund"). The Total operating expenses shown may not correlate to the Fund ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund fees and expenses.

3 The Adviser has agreed contractually to reimburse for certain Fund level expenses that exceed 0.24% of the Fund's average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.09% for Class 1. This expense reimbursement shall continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to JHF III.

                                                                       FUNDS  11

--------------------------------------------------------------------------------
International Core Fund
--------------------------------------------------------------------------------
[clip art]Goal and strategy

GOAL: The Fund seeks high total return.

STRATEGY: The Fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the U.S. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of non-U.S. issuers.

The subadviser uses proprietary research and quantitative models to evaluate and select individual stocks, countries and currencies based on several factors, including:
- Stocks -- valuation, firm quality and improving fundamentals;
- Countries -- stock market valuation, positive GDP trends, positive market sentiment; and
- Currencies -- export and producer price parity, balance of payments and interest rate differentials.

The factors considered by the subadviser and the models used may change over time. In using these models to construct the Fund's portfolio, the subadviser expects that stock selection will reflect a slight bias for value stocks it believes are of high quality. The subadviser seeks to manage the fund's exposure to market capitalization categories (e.g., small cap, medium cap, and large cap) relative to the fund's benchmark, the MSCI EAFE Index. As of April 30, 2007, the market capitalization of companies that issue stocks included in the MSCI EAFE Index ranged from $298.4 million to $225.9 billion.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments);
(iii) manage risk by implementing shifts in investment exposure; or (iv) adjust its foreign currency exposure. The Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

[clip art]Past performance

The graph shows the total return of the Fund's Class A shares for the calendar year ended December 31, 2006, while the table shows performance of these shares over time (along with a broad-based market index for reference).(1) This information may help to provide an indication of the Fund's risk. Performance before and after taxes does not indicate future results.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)1
--------------------------------------------------------------------------------

[THE FOLLOWING IS REPRESENTED IN THE PRINTED MATERIAL AS A BAR CHART] Most recent quarter: Q1 2007, 4.68%
Best quarter: Q1
2006, 10.37
Worst quarter: Q2 2006, 0.45%

        2006                    25.33%

--------------------------------------------------------------------------------
Average annual total returns (including sales                           Life of
charge) for periods ending 12-31-061                     1 year         Class A
--------------------------------------------------------------------------------
Class A before tax (began 9-16-05)                       19.07%           18.88%
--------------------------------------------------------------------------------
Class A after tax on distributions                       18.70%           18.59%
--------------------------------------------------------------------------------
Class A after tax on distributions, with sale            12.39%           15.94%
--------------------------------------------------------------------------------
MSCI EAFE Index                                          26.34%           24.92%

1 Performance linked to the predecessor fund, GMO International Core Equity
  Fund Class III shares. Class A shares of the Fund would have substantially similar annual returns as Class 1 shares because the assets represented by Class A shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses.

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

Benchmark Index (reflects no fees or taxes) MSCI EAFE Index (Europe, Australasia, and Far East), a large-capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.

12  FUNDS

[clip art]Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Medium and smaller company risk
- Hedging and other strategic transaction risk
- Foreign securities risk (including currency risk)
- Management risk


SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management;
founded in 1977;
supervised by the Adviser.

See page 32 for the management
biographies.

FUND CODES

Class 1
Ticker                --
CUSIP                 --
Newspaper             --
JH Fund Number        --

--------------------------------------------------------------------------------
[clip art]Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly.


--------------------------------------------------------------------------------
Annual operating expenses                                        Class 1
--------------------------------------------------------------------------------
Management fee(1)                                                  0.89%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fee                               0.05%
--------------------------------------------------------------------------------
Other expenses                                                     0.29%
--------------------------------------------------------------------------------
Total operating expenses                                           1.23%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6-30-08)         0.09%
--------------------------------------------------------------------------------
Net operating expenses(2,3)                                        1.14%

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses     Year 1    Year 3    Year 5     Year 10
--------------------------------------------------------------------------------
 Class 1    $  116    $  381    $  667    $  1,481


1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the International Core Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule:
    0.92% for aggregate assets under management up to and including $100 million, 0.895% for aggregate assets under management in excess of $100 million and up to and including $1 billion and a final rate of 0.880% for aggregate assets under management in excess of $1 billion.

2 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.20% of the Fund's average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.14% for Class 1. This expense reimbursement shall continue in effect until June 30, 2008, and thereafter until terminated by the Adviser on notice to JHF III.

3 The expense data has been restated from final year amounts to reflect current expenses.

                                                                       FUNDS  13

--------------------------------------------------------------------------------
International Growth Fund
--------------------------------------------------------------------------------

[clip art]Goal and strategy

GOAL: The Fund seeks high total return.

STRATEGY: The Fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the U.S. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of non-U.S. issuers.

The subadviser, using proprietary research and quantitative models, seeks to add value by capitalizing on inefficiencies it perceives in the pricing of growth stocks. The subadviser uses quantitative models and fundamental investment principles to select growth stocks the subadviser believes have improving fundamentals and prices that reflect the relevant market's discount to their fundamental value. The subadviser maintains diversification across countries, and tilts the Fund's portfolio in favor of countries that the subadviser believes have the highest growth prospects or that the subadviser believes are most undervalued. The subadviser also considers factors that may influence the growth potential of a particular country, such as currency valuation. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use exchange-traded and over-the-counter derivatives and related instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; or (iv) adjust its foreign currency exposure. The Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

--------------------------------------------------------------------------------
[clip art]Past performance
This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, no past performance is presented here.

14 FUNDS

[clip art]Principal risks
The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Liquidity risk
- Medium and smaller company risk
- Hedging and other strategic transactions risk
- Foreign securities risk (including currency risk)
- Management risk


SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management;
founded in 1977;
supervised by the Adviser.

See page 32 for the management
biographies.

FUND CODES

Class 1
Ticker                GOIOX
CUSIP                 47803T635
Newspaper             --
JH Fund Number        --

--------------------------------------------------------------------------------

[clip art]Your expenses
Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly.


--------------------------------------------------------------------------------
Annual operating expenses                                        Class 1
--------------------------------------------------------------------------------
Management fee(1)                                                  0.92%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fee                               0.05%
--------------------------------------------------------------------------------
Other expenses                                                     1.03%
--------------------------------------------------------------------------------
Total operating expenses                                           2.00%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6-30-08)         0.85%
--------------------------------------------------------------------------------
Net operating expenses(2)                                          1.15%

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses        Year 1    Year 3    Year 5     Year 10
--------------------------------------------------------------------------------
Class 1         $  117    $  545    $  999    $  2,259

1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the International Growth Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule:
    0.92% for aggregate assets under management up to and including $100 million, 0.895% for aggregate assets under management in excess of $100 million and up to and including $1 billion and a final rate of 0.88% for aggregate assets under management in excess of $1 billion.

2 The Adviser has agreed contractually to reimburse for certain Fund level expenses that exceed 0.20% of the Fund's average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.15% for Class 1. This expense reimbursement shall continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to JHF III.
                                                                       FUNDS  15

--------------------------------------------------------------------------------
Intrinsic Value Fund
--------------------------------------------------------------------------------

[clip art]Goal and strategy

GOAL: The Fund seeks to achieve long-term capital growth.

STRATEGY: The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000 Index, and in companies with size and value characteristics similar to those of companies with stocks in the Index. As of April 30, 2007, the market capitalization of companies that issue stocks included in the Russell 1000 Index, a U.S. stock index, ranged from $1.3 billion to $447.2 billion.

The subadviser uses proprietary research and quantitative models to seek out stocks it believes are undervalued and have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights and market capitalization. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

--------------------------------------------------------------------------------
[clip art]Past performance
This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, no past performance is presented here.

16 FUNDS

[clip art]Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Medium and smaller company risk
- Hedging and other strategic transactions risk
- Non-diversification risk
- Management risk

SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management;
founded in 1977;
supervised by the Adviser.

See page 32 for the management
biographies.

FUND CODES


Class 1
Ticker                GOVOX
CUSIP                 --
Newspaper             --
JH Fund Number        --

--------------------------------------------------------------------------------
[clip art]Your expenses
Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly.


--------------------------------------------------------------------------------
Annual operating expenses                                        Class 1
--------------------------------------------------------------------------------
Management fee(1)                                                  0.78%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fee                               0.05%
--------------------------------------------------------------------------------
Other expenses                                                     0.61%
--------------------------------------------------------------------------------
Total operating expenses                                           1.44%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6-30-08)         0.54%
--------------------------------------------------------------------------------
Net operating expenses(2)                                          0.90%

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses               Year 1    Year 3    Year 5     Year 10
--------------------------------------------------------------------------------
 Class 1                $  92     $  402    $  736    $  1,678



1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the Intrinsic Value Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule:
    0.78% for aggregate assets under management up to and including $500 million, 0.76% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.75% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion and a final rate of 0.74% for aggregate assets under management in excess of $2.5 billion.

2 The Adviser has agreed contractually to reimburse for certain Fund level expenses that exceed 0.08% of the Fund's average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 0.90% for Class 1. This expense reimbursement shall continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to JHF III.

                                                                       FUNDS  17

--------------------------------------------------------------------------------
U.S. Core Fund
--------------------------------------------------------------------------------

[clip art]Goal and strategy

GOAL: The Fund seeks high total return.

STRATEGY: To gain broad exposure to the U.S. equity market, the Fund typically makes equity investments in U.S. companies with capitalizations similar to the capitalizations of companies that issue stocks included in the S&P 500 Index. As of April 30, 2007, the market capitalization of companies that issue stocks included in the S&P 500 Index ranged from $1.6 billion to $447.2 billion. Under normal circumstances, the fund invests at least 80% of its assets in investments tied economically to the U.S.

The subadviser uses proprietary research and quantitative models to seek out stocks it believes are undervalued as well as stocks the subadviser believes have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights and market capitalization. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.


--------------------------------------------------------------------------------
[clip art]Past performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund is not operational, there is no past performance to report.

18 FUNDS

[clip art]Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Medium and smaller company risk
- Hedging and other strategic transaction risk
- Management risk


SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management;
founded in 1977;
supervised by the Adviser.

See page 32 for the management
biographies.

FUND CODES

Class 1
Ticker                --
CUSIP                 --
Newspaper             --
JH Fund Number        --


--------------------------------------------------------------------------------
[clip art]Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.


--------------------------------------------------------------------------------
Annual operating expenses                                        Class 1
--------------------------------------------------------------------------------
Management fee(1)                                                  0.76%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fee                               0.05%
--------------------------------------------------------------------------------
Other expenses                                                     0.62%
--------------------------------------------------------------------------------
Total operating expenses                                           1.43%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6-30-08)         0.53%
--------------------------------------------------------------------------------
Net operating expenses(2)                                          0.90%

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses                Year 1    Year 3    Year 5     Year 10
--------------------------------------------------------------------------------
Class 1                $   92    $  400    $  731    $  1,667


1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the U.S. Core Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule: 0.78% for aggregate assets under management up to and including $500 million, 0.76% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.75% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion and a final rate of 0.74% for aggregate assets under management in excess of $2.5 billion.

2 The Adviser has agreed contractually to reimburse certain Fund level expenses that exceed 0.10% of the Fund's average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 0.90% for Class 1. This expense reimbursement shall continue in effect until June 30, 2008, and thereafter until terminated by the Adviser on notice to JHF III.

                                                                       FUNDS  19

--------------------------------------------------------------------------------
U.S. Quality Equity Fund
--------------------------------------------------------------------------------
[clip art]Goal and strategy

GOAL: The Fund seeks high total return.

STRATEGY: The Fund typically makes equity investments in U.S. companies with capitalizations similar to the capitalizations of companies that issue stocks included in the S&P 500 Index. As of April 30, 2007, the market capitalization of companies that issue stocks included in the S&P 500 Index ranged from $1.6 billion to $447.2 billion. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments tied economically to the U.S. The Fund typically holds fewer than 100 stocks.

The subadviser uses proprietary quality models to evaluate an issuer's quality score based on several factors including, but not limited to, expected earnings volatility (actual historical volatility and current volatility as measured by the disparity among analysts' current estimates), profits (return on equity), and operational and financial leverage (amount of fixed operating costs together with total outstanding debt in relation to equity).

The subadviser also uses proprietary research and quantitative models to seek out stocks it believes are undervalued as well as stocks the subadviser believes have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights and market capitalization. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

[clip art]Past performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund is not operational, there is no past performance to report.

20  FUNDS

[clip art]Principal risks

The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Medium and smaller company risk
- Hedging and other strategic transactions risk
- Non-diversification risk
- Management risk


SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management;
founded in 1977;
supervised by the Adviser.

See page 32 for the management
biographies.

FUND CODES

Class 1
Ticker                --
CUSIP                 --
Newspaper             --
JH Fund Number        --

--------------------------------------------------------------------------------
[clip art]Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

--------------------------------------------------------------------------------
Annual operating expenses                                         Class 1
--------------------------------------------------------------------------------
Management fee(1)                                                  0.78%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fee                               0.05%
--------------------------------------------------------------------------------
Other expenses                                                     0.16%
--------------------------------------------------------------------------------
Total operating expenses                                           0.99%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6-30-08)         0.09%
--------------------------------------------------------------------------------
Net operating expenses(2)                                          0.90%

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses                Year 1    Year 3    Year 5     Year 10
--------------------------------------------------------------------------------
Class 1                $   92    $  306    $  538    $  1,205


1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the U.S. Quality Equity Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule:
    0.78% for aggregate assets under management up to and including $500 million, 0.76% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.75% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion and a final rate of 0.74% for aggregate assets under management in excess of $2.5 billion.

2 The Adviser has agreed contractually to reimburse for certain Fund level expenses that exceed 0.07% of the average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 0.90% for Class 1. This expense reimbursement shall continue in effect until June 30, 2008, and thereafter until terminated by the Adviser on notice to JHF III.

                                                                       FUNDS  21

--------------------------------------------------------------------------------
Value Opportunities Fund
--------------------------------------------------------------------------------

[clip art]Goal and strategy

GOAL: The Fund seeks long-term capital growth.

STRATEGY: The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500 Index and in companies with total market capitalizations similar to those of companies with stocks in the Index ("small- and mid-cap companies"). As of April 30, 2007, the market capitalization of companies that issue stocks included in the Russell 2500 Index ranged from $1.6 million to $9.6 billion. In addition, as of April 30, 2007, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $1.4 billion, and the median market capitalization was approximately $896 million. Under normal circumstances, the Fund invests at least 80% of its assets in small- and mid-cap companies.

The subadviser uses proprietary research and quantitative models to identify small- and mid-cap company stocks it believes have improving fundamentals and that trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the sub-adviser and the models used may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

--------------------------------------------------------------------------------
[clip art]Past performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, no past performance is presented here.

22 FUNDS

[clip art]Principal risks
The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. The principal risks of an investment in the Fund are listed below. For a more complete discussion of these risks, see "Description of principal risks."
- Equity securities risk
- Liquidity risk
- Medium and smaller company risk
- Hedging and other strategic transactions risk
- Management risk


SUBADVISER

Grantham, Mayo,
Van Otterloo & Co. LLC ("GMO")
Responsible for day-to-day investment management;
founded in 1977;
supervised by the Adviser.

See page 32 for the management
biographies.

FUND CODES

Class 1
Ticker                GOPOX
CUSIP                 47803T551
Newspaper             --
JH Fund Number        --

--------------------------------------------------------------------------------
[clip art]Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Fund's assets and, therefore, are paid by shareholders indirectly.


--------------------------------------------------------------------------------
Annual operating expenses                                       Class 1
--------------------------------------------------------------------------------
Management fee(1)                                                  0.80%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fee                               0.05%
--------------------------------------------------------------------------------
Other expenses                                                     0.82%
--------------------------------------------------------------------------------
Acquired Fund fees and expenses                                    0.03%
--------------------------------------------------------------------------------
Total operating expenses(2)                                        1.70%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6-30-08)         0.73%
--------------------------------------------------------------------------------
Net operating expenses(3)                                          0.97%

The hypothetical example shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses                Year 1    Year 3    Year 5     Year 10
--------------------------------------------------------------------------------
Class 1                $  99     $  464    $  854    $  1,948

1 The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of the Value Opportunities Fund for purposes of determining the management fee payable to the Adviser when applying the following breakpoint schedule:
    0.80% for aggregate assets under management up to and including $500 million, 0.78% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.77% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.76% for aggregate assets under management in excess of $2.5 billion.

2 The "Total operating expenses" include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (each, an "Acquired Fund"). The Total operating expenses shown may not correlate to the Fund's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund fees and expenses.

3 The Adviser has agreed contractually to reimburse for certain Fund level expenses that exceed 0.09% of the Fund's average net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 0.94% for Class 1. This expense reimbursement shall continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to JHF III.

                                                                       FUNDS  23

--------------------------------------------------------------------------------
Principal risks
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Description of principal risks

The following chart identifies the principal risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to the Fund at various times.


                                                                   Hedging
                                                    Medium and     and Other
                          Equity                    Smaller        Strategic       Foreign       Non-
                          Securities    Liquidity   Company        Transactions    Securities    Diversification   Management
Fund                      Risk          Risk        Risk           Risk            Risk          Risk              Risk
----------------------------------------------------------------------------------------------------------------------------
Active Value                  -                           -              -                             -               -
----------------------------------------------------------------------------------------------------------------------------
Global                        -            -                             -             -               -               -
----------------------------------------------------------------------------------------------------------------------------
Growth                        -                           -              -                             -               -
----------------------------------------------------------------------------------------------------------------------------
Growth Opportunities          -            -              -              -                             -               -
----------------------------------------------------------------------------------------------------------------------------
International Core            -            -              -              -             -                               -
----------------------------------------------------------------------------------------------------------------------------
International Growth          -            -              -              -             -                               -
----------------------------------------------------------------------------------------------------------------------------
Intrinsic Value               -                           -              -                             -               -
----------------------------------------------------------------------------------------------------------------------------
U.S. Core                     -                           -              -                                             -
----------------------------------------------------------------------------------------------------------------------------
U.S. Quality Equity           -                           -              -                             -               -
----------------------------------------------------------------------------------------------------------------------------
Value Opportunities           -            -              -              -                                             -

Factors that may affect a particular Fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these principal risks and certain related risks, but is not intended to include every potential risk. All Funds could be subject to additional risks because the types of investments made by each Fund may change over time. The SAI includes more information about the Funds and their investments.

Equity securities risk
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition, and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase of production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or generally adverse investor sentiment. Even a Fund that invest in high-quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Each Fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects each Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Value securities Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price below what the subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. Each Fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that a subadviser anticipates.

Growth securities Certain equity securities (generally referred to as "growth securities") are purchased primarily because the subadviser

24 PRINCIPAL RISKS
believes that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to market fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. When a Fund invests primarily in growth securities, it is subject to these risks.

Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a Fund's investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in a foreign security. Some of the foreign risks are also applicable to certain Funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a Fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a Fund's investments. Currency risk includes both the risk that currencies in which a Fund's investments are traded, or currencies in which a Fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain Funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the Fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, a Fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain Funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in the Fund's currency exposure being substantially different than that suggested by its securities investments. All Funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase the Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging and other strategic transactions risk
The Funds may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Each Fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Each Fund also may use derivatives as a way to adjust efficiently the exposure of the Fund to various securities, markets and currencies without the Fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of Fund assets and making new investments over time. For a description of the various derivative instruments Funds may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a Fund to the risk that the counterparty to an over-the-counter ("OTC") derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty would meet its contractual obligations or that, in the event of default, the Fund would succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. Each Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent that a Fund contracts with a limited number of counterparties, the Fund's risk will be

                                                              PRINCIPAL RISKS 25
concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, the subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of a Fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a Fund's portfolio securities. If the transaction is not successful it could result in a loss to the Fund. These transactions may also increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a Fund's initial investment in such contracts. In addition, these transactions could result in a loss to a Fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent a portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

Credit and counterparty risk This is the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

A Fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. A Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Liquidity risk
Liquidity risk exists when particular securities are difficult to sell due to a limited market or to legal restrictions, such that a Fund may be prevented from selling particular securities at an advantageous price. Certain Funds may be subject to liquidity risk. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. These securities are more likely to be fair valued. Liquidity risk may also exist when a Fund has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements or closing out a short sale).

Management risk
Each Fund is subject to management risk because it relies on the subadviser's ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that these will produce the desired results. The subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. A Fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a Fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a Fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to Funds that invest in the securities of companies with smaller market capitalizations or that primarily make investments in companies with smaller- or medium-sized market capitalizations.

Non-diversification risk
Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain Funds are not "diversified" within the meaning of the Investment Company Act of 1940, as amended ("1940 Act"). This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with investment strategies or techniques for these Funds may be more pronounced than for Funds that are "diversified."

26 PRINCIPAL RISKS

--------------------------------------------------------------------------------
Your account
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Who can buy Class 1 shares
Class 1 shares are available to certain types of investors, as noted below:
- Class 1 shares are sold only to certain exempt separate accounts of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York that fund exempt group annuity contracts issued by such insurance companies to qualified retirement plans.


--------------------------------------------------------------------------------
Class 1 shares cost structure
- No sales charges
- Distribution and service (12b-1) fees of 0.05%

Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other share classes of the Funds, which have their own expense structures, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.


Additional payments to financial intermediaries
Shares of the Funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the Funds in two principal ways:

- directly, by the payment of sales commissions, if any; or
- indirectly, as a result of the Fund paying Rule 12b-1 fees.

Certain firms may request, and John Hancock Funds, LLC (the "Distributor") may agree to make, payments in addition to sales commissions and 12b-1 fees out of the Distributor's own resources.

These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the Funds' shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the Funds and that are willing to cooperate with the Distributor's promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing each Fund's net assets, which, as well as benefiting each Fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain Funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the Funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Funds.

The SAI discusses the Distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask the firm about any payments it receives from the Distributor or the Funds, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provision of services to the Funds, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the Funds. If an intermediary provides these services, the Adviser or the Funds may compensate the intermediary for these services.

In addition, an intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the Funds.


--------------------------------------------------------------------------------
Transaction policies

Valuation of shares
The net asset value ("NAV") per share for each Fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 P.M., Eastern Time). Each Fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser or Subadviser to be unreliable, the Fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by JHF III's Board of Trustees. All methods of determining the value of a security used by a Fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a Fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser or Subadviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a Fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the Fund determines its NAV. In those circumstances when the Fund believes the price of the security may be affected, the Fund uses the fair value of the security. In certain circumstances the Fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a Fund may trade on U.S. holidays and weekends, even though the Fund's shares will not be priced on those days. This may change the Fund's NAV on days when you cannot buy or sell Fund shares. For market prices and quotations, as well as for some fair value methods, the Fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. Each Fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. Each Fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

                                                                 YOUR ACCOUNT 27

Buy and sell prices
When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests
The Fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday (except for certain holidays, as detailed in the SAI). Purchase and redemption requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the Fund has the right to redeem in kind.

In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.


Exchanges
You may exchange shares of one John Hancock Fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

The Funds may change or cancel their exchange policies at any time, upon 60 days' written notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading
Each Fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a Fund can disrupt portfolio investment strategies and may increase Fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders
Purchases and exchanges should be made primarily for investment purposes. JHF III reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, a Fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if a Fund or its agents determines that accepting the order could interfere with the efficient management of the Fund's portfolio or otherwise not be in a Fund's best interest in light of unusual trading activity related to your account. In the event that a Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. Each Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase side of the exchange will receive the Fund's NAV at the conclusion of the delay period. A Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies
The Funds' Board of Trustees has adopted the following policies and procedures by which each Fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity
Each Fund, through its agents, undertakes to use its best efforts to exercise its right to restrict, reject or cancel, purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into the Fund account in an amount of $5,000 or more, exchanges $1,000 or more out of the Fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of a Fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Funds believe that they are advantageous to shareholders and do not implicate market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to a Fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices." Depending upon the composition of a Fund's shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of the Fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, each Fund considers information available to it at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices
Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of a Fund to prevent excessive trading of its shares, there is no guarantee that the Fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of a Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because a Fund will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage the Fund. For example, the ability of a Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the Fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of each

28 YOUR ACCOUNT

Fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) of a Fund.

Excessive trading risk
To the extent that a Fund or its agents are unable to curtail excessive trading practices in the Fund, these practices may interfere with the efficient management of the Fund's portfolio and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Fund's operating costs and possibly decrease the Fund's investment performance. Maintenance of higher levels of cash balances would likewise possibly result in lower Fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

- A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
- A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Each Fund is subject to excessive trading risk as discussed in this section.

Any frequent trading strategies may interfere with efficient management of a Fund's portfolio. Each Fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a Fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the Fund shares held by other shareholders.

Account information
The Distributor is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the Distributor may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The Funds do not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares of a Fund for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.


--------------------------------------------------------------------------------
Dividends and account policies

Account statements
In general, you will receive account statements as follows:

- after every transaction (except a dividend reinvestment) that affects your account balance
- after any changes of name or address of the registered owner(s)
- in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

Each Fund generally distributes most or all of its net earnings annually in the form of dividends. Each Fund typically declares and pays income dividends at least annually. Any capital gains are distributed annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same Fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you may choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends

Dividends you receive from a Fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a Fund's short-term capital gains are taxable as ordinary income. Dividends from a Fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on a Fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you redeem or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you redeem or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.


                                                                 YOUR ACCOUNT 29

--------------------------------------------------------------------------------
Additional investor services

Disclosure of portfolio holdings
The Funds' Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix B of the SAI and the portfolio holdings information can be found at: www.jhfunds.com.

The holdings of each Fund will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the Fund. In addition, the ten largest holdings of each Fund will be posted to the Web site listed above 30 days after each calendar quarter end. The information described above will remain on the Web site until the date a Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. A Fund's Form N-CSR and Form N-Q will contain the Fund's entire holdings as of the applicable calendar quarter end.

30 YOUR ACCOUNT

--------------------------------------------------------------------------------
Fund details
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Business structure

The diagram below shows the basic business structure used by JHF III.

The Board of Trustees oversees each Fund's business activities and retains the services of the various firms that carry out the Fund's operations.

With respect to the Growth Opportunities Fund, International Core Fund, International Growth Fund, U.S. Core Fund, U.S. Quality Equity Fund and Value Opportunities Fund, the Board of Trustees has the power to change the focus of each such Fund's 80% investment policy without shareholder approval. Each of these Funds will provide at least 60 days' written notice to shareholders prior to a change in its 80% investment strategy.


Management fees

The management fees listed in this table represent the maximum or the actual rate on each Fund's breakpoint schedule charged for the fiscal year ended February 28, 2007 or fiscal period from June 12, 2006 (commencement of operations) to February 28, 2007, as applicable (net of any waivers or reimbursements). The actual rate charged will vary from the maximum rate payable under the Funds' breakpoint schedules because of adjustments pursuant to those Funds' breakpoint schedules (as described earlier in each Fund's summary description) consistent with the actual assets in the Fund aggregated with assets in certain other John Hancock accounts managed by the subadviser. The management fees payable to the Adviser by the Funds are as follows:


--------------------------------------------------------------------------------
Fund                                            % of net assets
--------------------------------------------------------------------------------
Active Value                                    0.85%
--------------------------------------------------------------------------------
Global                                          0.88%
--------------------------------------------------------------------------------
Growth                                          0.80%
--------------------------------------------------------------------------------
Growth Opportunities                            0.00%
--------------------------------------------------------------------------------
International Core                              0.86%
--------------------------------------------------------------------------------
International Growth                            0.00%
--------------------------------------------------------------------------------
Intrinsic Value                                 0.00%
--------------------------------------------------------------------------------
U.S. Core                                       0.76%
--------------------------------------------------------------------------------
U.S. Quality Equity                             0.78%
--------------------------------------------------------------------------------
Value Opportunities                             0.00%


                                                               --------------
                                                                Shareholders -----------------------|
                                                               --------------                       |
                                                                     |                              |
                                                                     |                              |
            |---                                -----------------------------------------------     |
            |                                            Financial services firms and               |
            |                                                their representatives                  |
            |                                                                                       |
            |                                      Advise current and prospective share-            |
            |     Distribution and     |--------  holders on their Fund investments, often -----|
            |   shareholder services   |         in the context of an overall financial plan        |
            |                          |        -----------------------------------------------     |
            |                          |                                                            |
            |                          |                                                            |
            |     -------------------------------------------              --------------------------------------------------
            |                 Principal distributor                                          Transfer agent
            |
            |                John Hancock Funds, LLC                              John Hancock Signature Services, Inc.
            |
            |      Markets the Funds and distributes shares                  Handles shareholder services, including record-
            |    through selling brokers, financial planners                keeping and statements, distribution of dividends
            |       and other financial representatives.                         and processing of buy and sell requests.
            |------------------------------------------------              --------------------------------------------------
                                       |                                                            |
                                       |                                                            |
                                       --------------------------------------------------------------
                                                                       |
--------------------------------       ------------------------------- |  ----------------------------------------             ---|
           Subadviser                       Investment adviser         |                   Custodian                              |
                                                                       |                                                          |
        Grantham, Mayo,                  John Hancock Investment       |         State Street Bank & Trust Co.                    |
     Van Otterloo & Co. LLC              Management Services, LLC      |             2 Avenue de Lafayette                        |
        40 Rowes Wharf                      601 Congress Street        |               Boston, MA 02111                   Asset   |
       Boston, MA 02110          ----     Boston, MA 02210-2805        |                                               management |
                                                                       |    Holds the Funds' assets, settles all                  |
  Provides portfolio management              Manages the Funds'        |    portfolio trades and collects most of                 |
          to the Funds.                  business and investment      |        the valuation data required for                   |
                                      |        activities.                        calculating each Fund's NAV.                    |
--------------------------------      -------------------------------  |  ----------------------------------------             ---|
                                                    |                  |                    |
                                                    |                  |                    |
                                                    ----------------------------------------
                                                                       |
                                                                       |
                                                       -----------------------------------
                                                                   Trustees

                                                          Oversee the Funds' activities.
                                                       -----------------------------------


                                                                 FUND DETAILS 31

--------------------------------------------------------------------------------
Business structure

Adviser
John Hancock Investment Management Services, LLC is the Adviser to JHF III. The Adviser is a Delaware limited liability company with principal offices located at 601 Congress Street, Boston, Massachusetts 02210-2805. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The Adviser is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Adviser administers the business and affairs of the Funds. The Adviser also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all series of JHF III.

The Adviser does not itself manage any of the Funds' portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the
Adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of each Fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Trustees of JHF III.

JHF III relies on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. JHF III, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF III (other than by reason of serving as subadviser to a Fund) or to change a subadvisory fee of a subadviser without the approval of shareholders.

Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC serves as subadviser to the Funds. GMO is a private company, founded in 1977. As of April 30, 2007, GMO managed on a worldwide basis more than $149 billion for mutual funds and institutional investors, such as pension plans, endowments and foundations.

Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees' approving the investment advisory and subadvisory contracts of the Funds is available in the Funds' semiannual reports to the shareholders for the period ended August 31, 2007.


--------------------------------------------------------------------------------
Management biographies

Day-to-day management of each Fund is the responsibility of one of several divisions comprised of investment professionals associated with the subadviser, GMO. Each division's members work collaboratively to manage the relevant Fund's portfolio, and no one person is primarily responsible for day-to-day management of any Fund; however, the individuals responsible for managing the implementation and monitoring of the overall portfolio management of the respective Funds are listed below. The table below identifies the investment divisions and the Funds for which they are responsible.

--------------------------------------------------------------------------------
Investment division            Funds managed
--------------------------------------------------------------------------------
 U.S. Quantitative              Active Value
                                Growth
                                Growth Opportunities
                                Intrinsic Value
                                U.S. Core
                                U.S. Quality Equity
                                Value Opportunities
----------------------------------------------------
 International Quantitative     Global
                                International Core
                                International Growth

Below is a list of the senior members of each investment division, including a brief summary of their business careers over the past five years. The SAI contains additional details about the senior members of the relevant investment division, including information about such individuals' compensation, other accounts managed and their ownership of Fund shares, if any.


U.S. Quantitative Division

Sam Wilderman is the individual responsible for managing the implementation and monitoring of the overall portfolio management of Funds (other than the Active Value Fund) for which the U.S. Quantitative Division is responsible. Mr. Wilderman is the senior member of the U.S. Quantitative Division at GMO. Mr. Wilderman allocates responsibility for portions of each Fund's portfolio to various members of the Division, oversees the implementation of trades on behalf of the Funds, reviews the overall composition of the Funds' portfolios, including compliance with stated investment objectives and strategies, and monitors cash flows.

Mr. Wilderman served as co-director of U.S. equity management since 2005 and has served as Director since January 2006. Prior to this position, Mr. Wilderman had been responsible for emerging countries and emerging markets research and portfolio management at GMO. Mr. Wilderman joined GMO in 1996.

Edmond Choi is the individual responsible for managing the implementation and monitoring of the overall portfolio management of the Active Value Fund. Mr. Choi is a senior member of the U.S. Quantitative Division at GMO. Mr. Choi manages or allocates responsibility for portions of the Active Value Fund's portfolio to various members of the Division, oversees the implementation of trades on behalf of the Active Value Fund, reviews the overall composition of the Active Value Fund's portfolio, including compliance with stated investment objectives and strategies, and monitors cash flows.

Mr. Choi is currently responsible for managing or overseeing the portfolio management of certain GMO U.S. equity portfolios. From 1994 to 2005, Mr. Choi was a member of the division responsible for managing GMO's U.S. active equity portfolios and, beginning in 2001, was responsible for overseeing the management of GMO's U.S. active equity portfolios.


International Quantitative Division

Dr. Thomas Hancock is the individual responsible for managing the implementation and monitoring of the overall portfolio management of the Funds for which the International Quantitative Division is responsible. Dr. Hancock is the director of the Division. Dr. Hancock allocates responsibility for portions of each Fund's portfolio to various team members of the Division, oversees the implementation of trades on behalf of the Funds, reviews the overall composition of the Funds' portfolios,

32 FUND DETAILS
including compliance with stated investment objectives and strategies, and monitors cash flows.

Dr. Hancock had been responsible for overseeing the portfolio management of GMO's international developed market and global quantitative equities portfolios since 1995.

Appendix C of the SAI includes information about the portfolio managers, including information about their compensation, accounts they manage other than the Funds and their ownership of the Funds' shares, if any.

                                                                 FUND DETAILS 33

--------------------------------------------------------------------------------
Financial highlights

The financial highlights table below for each Fund is intended to help investors understand the financial performance of the Fund since inception. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular Fund (assuming reinvestment of all dividends and distributions).

The financial statements of the Funds as of February 28, 2007, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the Funds' financial statements, in the Funds' annual reports, which have been incorporated by reference into the SAI and are available upon request.


--------------------------------------------------------------------------------
Growth Opportunities Fund                                      PERIOD ENDED
--------------------------------------------------------------------------------
CLASS 1 SHARES                                                    2-28-07(a)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                         $      22.17
--------------------------------------------------------------------------------
Net investment loss(h)                                              (0.02)(t)
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                      2.51
--------------------------------------------------------------------------------
Total from investment operations                                     2.49
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net realized gain                                              (0.24)
--------------------------------------------------------------------------------
Net asset value, end of period                                $     24.42
--------------------------------------------------------------------------------
Total return (%)                                                    11.26(k,l,m)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                                --(i)
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                      1.09(r)
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                    3.81(p,r)
--------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)              (0.10)(r,t)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                 96(m)
--------------------------------------------------------------------------------

a Class B, Class C, Class I, Class R1 and Class 1 shares began operations on 6-12-06.
b  Class A shares began operations on 9-16-05.
c Effective June 12, 2006, shareholders of the former GMO Small/Mid Cap Growth Fund (the "Predecessor Fund") became owners of an equal number of full and fractional Class A shares of the John Hancock Growth Opportunities Fund. Additionally, the accounting and performance history of the former GMO Small/Mid Cap Growth Fund was redesignated as that of John Hancock Growth Opportunities Fund Class A.
d Effective November 6, 2006, the Board of Trustees elected to change the name of Class R to Class R1.
h  Based on the average of the shares outstanding.
i  Less than $500,000.
k  Assumes dividend reinvestment.
l Total returns would have been lower had certain expenses not been reduced during the period shown.
m  Not annualized.
p Does not take into consideration expense reductions during the periods shown.
r  Annualized.
s  Class A returns linked back to the Predecessor Fund.
t Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to the following amounts:


--------------------------------------------------------------------------------
International Core Fund                                          PERIOD ENDED
--------------------------------------------------------------------------------
CLASS 1 SHARES                                                       2-28-07(e)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                             $     40.56
--------------------------------------------------------------------------------
Net investment income(h)                                                0.02
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                         3.26
--------------------------------------------------------------------------------
Total from investment operations                                        3.28
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income                                             (0.03)
--------------------------------------------------------------------------------
From net realized gain                                                 (0.38)
--------------------------------------------------------------------------------
                                                                       (0.41)
--------------------------------------------------------------------------------
Net asset value, end of period                                   $     43.43
--------------------------------------------------------------------------------
Total return (%)                                                        8.11(k,l,m)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                          $        82
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                         1.17(r)
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                       1.23(p,r)
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                0.16(r)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                    37(m)
--------------------------------------------------------------------------------

e Class 1 Shares began operations on 11-6-06.
h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.
l Total return would have been lower had certain expenses not been reduced during the period shown.
m Not annualized.
p Does not take into consideration expense reductions during the period shown. r Annualized.

34 FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
International Growth Fund                                         PERIOD ENDED
--------------------------------------------------------------------------------
CLASS 1 SHARES                                                        2-28-07(a)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                               $    20.00
--------------------------------------------------------------------------------
Net investment income(h)                                                 0.07
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          4.45
--------------------------------------------------------------------------------
Total from investment operations                                         4.52
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income                                              (0.15)
--------------------------------------------------------------------------------
From net realized gain                                                  (0.40)
--------------------------------------------------------------------------------
                                                                        (0.55)
--------------------------------------------------------------------------------
Net asset value, end of period                                     $    23.97
--------------------------------------------------------------------------------
Total return (%)                                                        22.63(k,l,m)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $        1
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                          1.15(r)
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                        2.00(p,r)
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                  0.4(1r)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                     41(m)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Intrinsic Value Fund                                              PERIOD ENDED
--------------------------------------------------------------------------------
CLASS 1 SHARES                                                        2-28-07(a)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                              $     20.00
--------------------------------------------------------------------------------
Net investment income(h)                                                 0.25
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          2.85
--------------------------------------------------------------------------------
Total from investment operations                                         3.10
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income                                              (0.18)
--------------------------------------------------------------------------------
From net realized gain                                                  (0.22)
--------------------------------------------------------------------------------
                                                                        (0.40)
--------------------------------------------------------------------------------
Net asset value, end of period                                    $     22.70
--------------------------------------------------------------------------------
Total return (%)                                                        15.53(k,l,m)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    --(i)
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                          0.90(r)
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                        1.44(p,r)
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                 1.58(r)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                     32(m)

a Class A, Class B, Class C, Class I, Class R1 and Class 1 shares began operations on 6-12-06.
h  Based on the average of the shares outstanding.
i  Less than $500,000.
k  Assumes dividend reinvestment.
l Total returns would have been lower had certain expenses not been reduced during the period shown.
m  Not annualized.
p Does not take into consideration expense reductions during the periods shown.
r  Annualized.

                                                         FINANCIAL HIGHLIGHTS 35

--------------------------------------------------------------------------------
Value Opportunities Fund                                          PERIOD ENDED
--------------------------------------------------------------------------------
CLASS 1 SHARES                                                        2-28-07(a)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                             $      20.00
--------------------------------------------------------------------------------
Net investment income(h)                                                 0.14(s)
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          2.54
--------------------------------------------------------------------------------
Total from investment operations                                         2.68
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income                                              (0.13)
--------------------------------------------------------------------------------
From net realized gain                                                  (0.16)
--------------------------------------------------------------------------------
                                                                        (0.29)
--------------------------------------------------------------------------------
Net asset value, end of period                                   $      22.39
--------------------------------------------------------------------------------
Total return (%)                                                        13.44(k,l,m)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    --(i)
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                          0.94(r)
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)                        1.67(p,(r)
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                 0.89(r,s)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                     30(m)
--------------------------------------------------------------------------------

a Class A, Class B, Class C, Class I, Class R1 and Class 1 shares began operations on 6-12-06.
h  Based on the average of the shares outstanding.
i  Less than $500,000.
k  Assumes dividend reinvestment.
l Total returns would have been lower had certain expenses not been reduced during the period shown.
m  Not annualized.
p Does not take into consideration expense reductions during the period shown. r Annualized.
s  Net investment income (loss) per share and ratio of net investment income
   (loss) to average net assets reflects a special dividend received by the Fund which amounted to the following amounts:

36 FINANCIAL HIGHLIGHTS

Appendix to Prospectus of John Hancock Funds III
Class 1 shares
Related Performance Information


Historical Performance of Corresponding GMO Portfolios

The Growth Fund, Growth Opportunities Fund, International Core Fund, International Growth Fund, Intrinsic Value Fund, U.S. Core Fund and Value Opportunities Fund (each, a "Fund" and collectively, the "Funds"), each a series of John Hancock Funds III ("JHF III") commenced operations on June 12, 2006. Each Fund is modeled after a fund of GMO Trust ("GMO") (each, a "GMO Fund"). Each Fund is subadvised by the investment adviser to its corresponding GMO Fund and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as its corresponding GMO Fund. The Funds are managed through a "manager of manager" structure whereas the GMO Funds are directly managed by GMO.

This Appendix presents historical performance information for the corresponding GMO Funds. Because of the similarities between each Fund and its corresponding GMO Fund as described above, this information may help provide an indication of the Fund's risks by showing how a similar fund has performed historically. The performance of a GMO Fund, however, does not represent, and is not a substitute for, the performance of its corresponding Fund, and you should not assume that a Fund will have the same future performance as its corresponding GMO Fund. The future performance of a Fund may be greater or less than the performance of its corresponding GMO Fund due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information -- a bar chart and a table -- is presented on the following pages for the Class III shares of each GMO Fund that corresponds to a Fund. The date the Class III shares of each GMO Fund commenced operations varies, as indicated. The bar chart shows how each GMO Fund's total return has varied from year to year, while the table shows performance of its Class III shares over time (as compared with a broad-based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar charts and tables would also be lower if the adviser to the GMO Funds had not reimbursed certain expenses of those funds during the periods shown.

The expenses of the Class 1 shares of the Funds, including their Rule 12b-1 fees, are higher than the expenses of the Class III shares of the corresponding GMO Funds. The performance shown in the bar charts and tables for the Class III shares of the GMO Funds would be lower if adjusted to reflect the higher expenses of the Class 1 shares of the Funds. An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any fees or fund expenses. As indicated above, past performance does not indicate future results.

GMO Fund: GMO U.S. Growth Fund
--------------------------------------------------------------------------------

Ticker: GMGWX
Corresponding to: Growth Fund


GMO U.S. Growth Fund Class III, total returns:
Best quarter: Q4 '98, 27.46%
Worst quarter: Q1 '01, -21.46%

Index (reflects no fees or taxes)
Russell 1000 Growth Index -- measures the performance of those stocks included in the Russell 1000 Index with higher price/book ratios and higher forecasted growth values. The Russell 1000 Growth Index is independently maintained and published by the Frank Russell Company.



MORNINGSTAR RATING(TM)
---------------------
***
Overall rating for GMO U.S. Growth Fund as of March 31, 2007.
Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Growth Fund was rated 2 stars out of 1,390, 3 stars out of 1,118 and 3 stars out of 454 large growth funds for the 3-, 5- and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class 1 shares of the Growth Fund currently do not have a Morningstar rating. Any future ratings assigned to Class 1 shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class 1 shares of the Fund.

Net assets of GMO U.S. Growth Fund as of March 31, 2007: $204,848,647

--------------------------------------------------------------------------------
GMO U.S. Growth Fund Class III calendar year total returns
--------------------------------------------------------------------------------
[THE FOLLOWING IS REPRESENTED AS A BAR CHART ON THE PRINTED MATERIAL]

1997                            29.35%
1998                            37.30%
1999                            39.04%
2000                           -12.21%
2001                           -20.60%
2002                           -22.58%
2003                            28.58%
2004                             5.09%
2005                             4.37%
2006                             2.38%

--------------------------------------------------------------------------------
GMO U.S. Growth Fund average annual total returns
for periods ended 3-31-07
--------------------------------------------------------------------------------


                                   1 year        3 year        5 year       10 year
Class III                          1.22%         3.22%         2.60%         6.74%
Russell 1000 Growth Index          7.06%         7.01%         3.48%         5.51%

GMO Fund: GMO U.S. Small/Mid Cap Growth Fund
--------------------------------------------------------------------------------

Ticker: GMSPX
Corresponding to: Growth Opportunities Fund


GMO U.S. Small/Mid Cap Growth Fund Class III, total returns:
Best quarter: Q4 '99, 26.98%
Worst quarter: Q3 '01, -24.62%

Index (reflects no fees or taxes)
Russell 2500 Growth Index -- measures the performance of those stocks included in the Russell 2500 Index with higher price/book ratios and higher forecasted growth values. The Russell 2500 Growth Index is independently maintained and published by the Frank Russell Company.


MORNINGSTAR RATING(TM)
---------------------
***
Overall rating for GMO U.S. Small/Mid Cap Growth Fund as of March 31, 2007. Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Small/Mid Cap Growth Fund was rated 3 stars out of 829, 4 stars out of 679 and 3 stars out of 274 mid-cap growth funds for the 3-, 5- and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class 1 shares of the Growth Opportunities Fund currently do not have a Morningstar rating. Any future ratings assigned to Class 1 shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class 1 shares of the Fund.

Net assets of GMO U.S. Small/Mid Cap Growth Fund as of March 31, 2007:
$24,916,305
--------------------------------------------------------------------------------
GMO U.S. Small/Mid Cap Growth Fund Class III calendar year total returns
--------------------------------------------------------------------------------
[THE FOLLOWING IS REPRESENTED AS A BAR CHART ON THE PRINTED MATERIAL]

1997                            24.69%
1998                             5.79%
1999                            30.38%
2000                           -10.36%
2001                           -13.27%
2002                           -17.62%
2003                            47.09%
2004                            14.41%
2005                            10.44%
2006                             7.14%

--------------------------------------------------------------------------------
GMO U.S. Small/Mid Cap Growth Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                                  1 year         3 year         5 year       10 year
Class III                          1.22%         10.11%         10.46%         9.12%
Russell 2500 Growth Index          4.44%         11.12%          9.13%         8.43%

GMO Fund: GMO International Core Equity Fund
--------------------------------------------------------------------------------

Ticker: GMIEX
Corresponding to: International Core Fund


--------------------------------------------------------------------------------
GMO International Core Equity Fund Class III, total returns:
--------------------------------------------------------------------------------
Best quarter: Q2 '03, 18.96%
Worst quarter: Q3 '02, -16.08%

Index (reflects no fees or taxes)
MSCI EAFE Index (Europe, Australasia, and Far East) -- a large capitalization international stock index that is independently maintained and published by Morgan Stanley Capital International.

MORNINGSTAR RATING(TM)
----------------------
****

Overall rating for GMO International Core Equity Fund as of March 31, 2007. Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO International Core Equity Fund was rated 3 stars out of 178 and 4 stars out of 153 foreign large value funds for the 3-year and 5-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class 1 shares of the International Core Fund currently do not have a Morningstar rating. Any future ratings assigned to Class 1 shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class 1 shares of the Fund.

Net assets of GMO International Core Equity Fund as of March 31, 2007:
$926,422,022

--------------------------------------------------------------------------------
GMO International Core Equity Fund Class III calendar year total returns
--------------------------------------------------------------------------------
[THE FOLLOWING IS REPRESENTED AS A BAR CHART ON THE PRINTED MATERIAL]

2003                            37.67%
2004                            22.39%
2005                            14.55%
2006                            24.78%

--------------------------------------------------------------------------------
GMO International Core Equity Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------


                                                                       Since
                        1 year         3 year         5 year       inception*
Class III                18.53%         19.79%         18.08%         19.10%
MSCI EAFE Index          20.20%         19.83%         15.78%         16.51%

*Fund inception date: 1-29-02.

GMO Fund: GMO International Growth Equity Fund

Ticker: GMIGX
Corresponding to: International Growth Fund


GMO International Growth Equity Fund Class III, total returns:
Best quarter: Q2 '03, 16.54%
Worst quarter: Q3 '02, -16.44%

Index (reflects no fees or taxes)
S&P/Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth Style Index -- an independently maintained and published index composed of those stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/ Citigroup Broad Market Index ("BMI") (which includes listed shares of companies from developed and emerging market countries with a total available (float) market capitalization of at least the local equivalent of $100 million), representing the top 80% of available (float) capital of the BMI in each country.


MORNINGSTAR RATING(TM)
----------------------
****

Overall rating for GMO International Growth Equity Fund as of March 31, 2007. Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO International Growth Equity Fund was rated 3 stars out of 546 and 4 stars out of 446 foreign large blend funds for the 3-year and 5-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class 1 shares of the International Growth Fund currently do not have a Morningstar rating. Any future ratings assigned to Class 1 shares of a Fund may be different from the Morningstar RatingTM for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class 1 shares of the Fund.

Net assets of GMO International Growth Equity Fund as of March 31, 2007:
$1,002,942,150
--------------------------------------------------------------------------------
GMO International Growth Equity Fund Class III calendar year total returns

[THE FOLLOWING IS REPRESENTED AS A BAR CHART ON THE PRINTED MATERIAL]

2002                            -10.52%
2003                             30.40%
2004                             20.03%
2005                             13.13%
2006                             24.07%

--------------------------------------------------------------------------------
 GMO International Growth Equity Fund average annual total returns for periods ended 3-31-07


                                                                                                 Since
                                                  1 year         3 year         5 year     inception*
Class III                                          17.20%         18.55%         15.16%         14.67%
S&P/Citigroup PMI EPAC Growth Style Index          17.01%         17.96%         13.74%         12.72%

*Fund inception date: 11-30-01.

GMO Fund: GMO U.S. Intrinsic Value Fund
Ticker: GMVUX

Corresponding to: Intrinsic Value Fund


GMO U.S. Intrinsic Value Fund Class III, total returns:
Best quarter: Q2 '03, 19.25%
Worst quarter: Q3 '02, -17.34%

Index (reflects no fees or taxes)
Russell 1000 Value Index -- measures the performance of those stocks included in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index is independently maintained and published by the Frank Russell Company.


MORNINGSTAR RATING(TM)
---------------------
***

Overall rating for GMO U.S. Intrinsic Value Fund as of March 31, 2007. Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Intrinsic Value Fund was rated 2 stars out of 1,100 and 3 stars out of 829 large value funds for the 3-year and 5-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class 1 shares of the Intrinsic Value Fund currently do not have a Morningstar rating. Any future ratings assigned to Class 1 shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class 1 shares of the Fund.

Net assets of GMO U.S. Intrinsic Value Fund as of March 31, 2007: $36,000,699
--------------------------------------------------------------------------------
GMO U.S. Intrinsic Value Fund Class III calendar year total returns
--------------------------------------------------------------------------------
[THE FOLLOWING IS REPRESENTED AS A BAR CHART ON THE PRINTED MATERIAL]

2000                            10.67%
2001                             3.31%
2002                           -15.75%
2003                            29.68%
2004                            12.76%
2005                             5.98%
2006                            13.50%

--------------------------------------------------------------------------------
GMO U.S. Intrinsic Value Fund average annual total returns
for periods ended 3-31-07
--------------------------------------------------------------------------------


                                                                             Since
                                  1 year        3 year        5 year    inception*
Class III                         10.19%         9.59%         7.42%         7.08%
Russell 1000 Value Index          16.83%        14.42%        10.25%         6.98%

*Fund inception date: 8-2-99.

GMO Fund: GMO U.S. Core Equity Fund
Ticker: GMUEX

Corresponding to: U.S. Core Fund


GMO U.S. Core Equity Fund Class III, total returns:
Best quarter: Q4 '98, 19.49%
Worst quarter: Q3 '02, -17.14%

Index (reflects no fees or taxes)
Standard & Poor's ("S&P") 500 Index -- an index of large capitalization U.S. stocks, independently maintained and published by S&P.


MORNINGSTAR RATING(TM)
---------------------
***

Overall rating for GMO U.S. Core Equity Fund as of March 31, 2007.
Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Core Equity Fund was rated 2 stars out of 1,589, 2 stars out of 1,249 and 4 stars out of 530 large blend funds for the 3-, 5- and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class 1 shares of the U.S. Core Fund currently do not have a Morningstar rating. Any future ratings assigned to Class 1 shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class 1 shares of the Fund.

Net assets of GMO U.S. Core Equity Fund as of March 31, 2007: $1,786,012,807
--------------------------------------------------------------------------------
GMO U.S. Core Equity Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING IS REPRESENTED AS A BAR CHART ON THE PRINTED MATERIAL]
1997                            35.10%
1998                            24.69%
1999                            18.59%
2000                             0.30%
2001                            -7.68%
2002                           -19.67%
2003                            26.61%
2004                             9.80%
2005                             3.41%
2006                             9.57%

--------------------------------------------------------------------------------
GMO U.S. Core Equity Fund average annual total returns
for periods ended 3-31-07
--------------------------------------------------------------------------------

                        1 year        3 year        5 year       10 year
 Class III              6.61%         6.97%         4.64%         8.64%
 S&P 500 Index         11.83%        10.06%         6.27%         8.20%

GMO Fund: GMO U.S. Small/Mid Cap Value Fund
Ticker: GMSUX

Corresponding to: Value Opportunities Fund


GMO U.S. Small/Mid Cap Value Fund Class III, total returns:
Best quarter: Q2 '03, 23.22%
Worst quarter: Q3 '02, -19.71%

Index (reflects no fees or taxes)
Russell 2500 Value Index -- measures the performance of those stocks included in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Value Index is independently maintained and published by the Frank Russell Company.


MORNINGSTAR RATING(TM)
---------------------
***

Overall rating for GMO U.S. Small/Mid Cap Value Fund as of March 31, 2007. Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Small/Mid Cap Value Fund was rated 2 stars out of 276, 2 stars out of 204 and 3 stars out of 55 mid-cap value funds for the 3-, 5- and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class 1 shares of the Value Opportunities Fund currently do not have a Morningstar rating. Any future ratings assigned to Class 1 shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class 1 shares of the Fund.

Net assets of GMO U.S. Small/Mid Cap Value Fund as of March 31, 2007:
$57,763,407
--------------------------------------------------------------------------------
GMO U.S. Small/Mid Cap Value Fund Class III calendar year total returns
--------------------------------------------------------------------------------
[THE FOLLOWING IS REPRESENTED AS A BAR CHART ON THE PRINTED MATERIAL]

1997                           29.72%
1998                            0.03%
1999                            2.95%
2000                           19.01%
2001                            9.91%
2002                          -11.48%
2003                           45.26%
2004                           20.80%
2005                            8.03%
2006                           10.86%

--------------------------------------------------------------------------------
GMO U.S. Small/Mid Cap Value Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                                 1 year         3 year         5 year        10 year
Class III                         5.44%         11.58%         11.66%         12.87%
Russell 2500 Value Index         12.15%         15.19%         14.33%         13.95%

For more information

Two documents are available that offer further information on the Funds:

Annual/Semiannual Report to Shareholders
The annual and semiannual reports include financial statements. The annual report also includes a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year in addition to the auditors' report.

Statement of Additional Information
The SAI contains more detailed information on all aspects of the Funds. The SAI includes a summary of JHF III's policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current prospectus, annual/ semiannual report or the SAI, to request other information or to make shareholder inquiries, please contact John Hancock:

By mail: John Hancock Funds III
601 Congress Street
Boston, MA 02210

By phone: 1-800-344-1029

On the Internet: www.jhfunds.com

Or you may view or obtain these documents and other information from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC
For access to the Reference Room call 202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the EDGAR Database on the Internet: www.sec.gov

SEC number: 811-21777

(C)2007 JOHN HANCOCK FUNDS, LLC GMPPN 7/07



[LOGO]John Hancock Funds(R)
the future is yours

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

    [LOGO]
 John Hancock
 ------------
 MUTUAL FUNDS


                                                                   John Hancock

                                              International Allocation Portfolio
--------------------------------------------------------------------------------
                                            CLASS A, CLASS B AND CLASS C SHARES



















--------------------------------------------------------------------------------
Prospectus
7.1.2007








--------------------------------------------------------------------------------
As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved or disapproved this Fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

INTERNATIONAL ALLOCATION PORTFOLIO                                             4
--------------------------------------------------------------------------------

YOUR ACCOUNT
--------------------------------------------------------------------------------
Choosing a share class                                                         7
How sales charges are calculated                                               8
Sales charge reductions and waivers                                            8
Opening an account                                                             9
Buying shares                                                                 10
Selling shares                                                                11
Transaction policies                                                          13
Dividends and account policies                                                15
Additional investor services                                                  15

RISKS OF INVESTING IN THE PORTFOLIO                                           16
--------------------------------------------------------------------------------

INFORMATION ABOUT THE UNDERLYING FUNDS
--------------------------------------------------------------------------------
Risks of investing in Underlying Funds                                        17
Description of the Funds                                                      21

PORTFOLIO DETAILS
--------------------------------------------------------------------------------
Business structure                                                            22
Portfolio Manager                                                             23
FINANCIAL HIGHLIGHTS                                                          24
--------------------------------------------------------------------------------

FOR MORE INFORMATION                                                  BACK COVER
--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------

INTERNATIONAL ALLOCATION PORTFOLIO
This prospectus provides information about the International Allocation Portfolio (the "Portfolio"), which is a series of John Hancock Funds III ("JHF III"). The Portfolio is a "fund of funds" which currently invests in a number of other funds of JHF III, John Hancock Funds II ("JHF II") and John Hancock Capital Series ("JHF"), and may also invest in other affiliated funds (each referred to as a "Fund") of the John Hancock Funds complex. The Portfolio may also invest in nonaffiliated funds (each referred to as a "Nonaffiliated Underlying Funds"). (Collectively, the Funds and Nonaffiliated Underlying Funds are referred to as "Underlying Funds").

This prospectus relates to the Class A, Class B and Class C shares of the Portfolio. Other share classes are offered in separate prospectuses.

RISKS OF MUTUAL FUNDS
Mutual funds such as the Portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the Portfolio, be sure to read all risk disclosure carefully before investing.

INVESTMENT MANAGEMENT
John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to JHF III. The Adviser is a Delaware limited liability company with principal offices located at 601 Congress Street, Boston, Massachusetts 02210-2805. The Adviser administers the business and affairs of JHF III and retains and compensates an investment subadviser, MFC Global Investment Management (U.S.A.), Limited ("MFC Global (U.S.A.)"), an affiliate of the Adviser, to manage the assets of the Portfolio. Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Portfolio. The Adviser and the subadviser to the Portfolio are registered as investment advisers under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.


FUND INFORMATION KEY
--------------------------------------------------------------------------------
A concise Portfolio description begins on the next page. The description provides the following information:

[GRAPHIC] Goal and strategy
The Portfolio's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC] Past performance
The Portfolio's total return, measured year-by-year and over time.

[GRAPHIC] Principal risks
The major risk factors associated with the Portfolio.

[GRAPHIC] Your expenses
The overall costs borne by an investor in the Portfolio, including sales charges and annual expenses.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

International Allocation Portfolio
--------------------------------------------------------------------------------

[GRAPHIC] Goal and strategy
GOAL: The Portfolio seeks long-term growth of capital. The Portfolio is designed to provide diversification of investments within the international asset class.

STRATEGY: To pursue this goal, the Portfolio invests in a number of the other Funds of the John Hancock Funds complex.

The Portfolio may also invest in the securities of other Nonaffiliated Funds, including exchange traded funds ("ETFs"), and in other types of investments as described below.

Under normal market conditions, the Portfolio allocates assets among Underlying Funds that invest principally in foreign equity securities of issuers of any capitalization and in foreign fixed-income securities of various types of issuers and credit qualities, including those below investment-grade. Examples of the equity securities in which the Underlying Funds may invest include common stocks, preferred stocks, convertible bonds, depository receipts and warrants of large-, medium- and small-cap foreign companies, including those located in emerging markets. Examples of the fixed-income securities in which the Underlying Funds may invest include short-, intermediate- and long-term investment grade and below investment-grade bonds and notes and other debt instruments offered by foreign corporate and government issuers, including those located in emerging markets. The Underlying Funds may also invest derivatives instruments (such as options, futures and swaps). Please refer to "Hedging and other strategic transactions risks" in this prospectus and the Statement of Additional Information ("SAI").

The Portfolio may invest in various Funds of JHF II, JHF III and JHF that, as a group, hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed-income securities, which may include investment-grade and below investment-grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

In investing in shares of the Funds, the Portfolio purchases only NAV shares (which are not subject to 12b-1 fees).

--------------------------------------------------------------------------------
[GRAPHIC] Past performance
This section normally shows how the Portfolio's total return has varied from year to year, along with broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, no past performance is presented here.


4 INTERNATIONAL ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

[GRAPHIC] Principal risks
The value of an investment in the Portfolio changes with the value of the Portfolio's investments. Many factors can affect this value and an investor may lose money by investing in the Portfolio. The principal risks of an investment in the Portfolio are listed below. For a more complete discussion of these risks, see "Risks of Investing in the Portfolio" and "Risks of Investing in Underlying Funds."

- Commodity risk
- Derivatives risk
- ETFs risk
- Fund of funds risk
- Investment company securities risk
- Non-diversification risk
- Short sales risk
- Equity securities risk
- Fixed-income securities risk
- Foreign securities risk
- Hedging and other strategic transactions risk
- Liquidity risk
- Management risk
- Medium and small company risk

SUBADVISER

MFC Global (U.S.A.)


FUND CODES

Class A
Ticker            JAIAX
CUSIP             47803T247
JH Fund Number    3180

Class B
Ticker            JAIBX
CUSIP             47803T239
JH Fund Number    3181

Class C
Ticker            JAICX
CUSIP             47803T221
JH Fund Number    3182

--------------------------------------------------------------------------------
[GRAPHIC] Your expenses
Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets and, therefore, are paid by you indirectly.

 Shareholder transaction expenses(1)                               Class A         Class B         Class C
Maximum front-end sales charge (load) on purchases as a %
of purchase price                                                   5.00%            none            none
--------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a % of purchase or
sale price, whichever is less                                     none(2)           5.00%           1.00%
--------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
 Annual operating expenses(3,4)                                    Class A         Class B         Class C
-----------------------------------------------------------------------------------------------------------
 Management fee(5)                                                  0.13%           0.13%           0.13%
-----------------------------------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                              0.30%           1.00%           1.00%
-----------------------------------------------------------------------------------------------------------
 Other expenses                                                     0.29%           0.47%           0.35%
-----------------------------------------------------------------------------------------------------------
 Acquired Fund fees and expenses                                    1.07%           1.07%           1.07%
-----------------------------------------------------------------------------------------------------------
 Total operating expenses(6)                                        1.79%           2.67%           2.55%
-----------------------------------------------------------------------------------------------------------
 Contractual expense reimbursement (at least until 6-30-08)(7)      0.09%           0.27%           0.15%
-----------------------------------------------------------------------------------------------------------
 Net operating expenses                                             1.70%           2.40%           2.40%
-----------------------------------------------------------------------------------------------------------

The hypothetical example shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Portfolio's actual expenses and returns, either past or future.

 --------------------------------------------------------------------------------
 Expenses                         Year 1       Year 3      Year 5       Year 10
 --------------------------------------------------------------------------------
 Class A                         $  664      $ 1,027     $ 1,413     $   2,493
 --------------------------------------------------------------------------------
 Class B with
 redemption                      $  743      $ 1,104     $ 1,591     $   2,770(8)
 --------------------------------------------------------------------------------
 Class B without
 redemption                      $  243      $  804      $ 1,391     $   2,770(8)
 --------------------------------------------------------------------------------
 Class C with
 redemption                      $  343      $  779      $ 1,342     $   2,874
 --------------------------------------------------------------------------------
 Class C without
 redemption                      $  243      $  779      $ 1,342     $   2,874
 --------------------------------------------------------------------------------

1    A $4.00 fee will be charged for wire redemptions.
2 Except for investments of $1 million or more; see "How sales charges calculated."
3    Based on estimated expenses for the current fiscal year.
4 The expense data has been restated from fiscal year amounts to reflect current fees and expenses.
5 The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets and (b) a fee on assets not invested in affiliated Funds (other assets). For affiliated Fund investments, the Adviser has agreed to voluntarily waive a portion of its management fee when the net investment advisory fees reach a certain level. See "Portfolio Details -- Management Fees" for further information.
6 The "Total operating expenses" include fees and expenses incurred indirectly by the Portfolio as a result of its investment in other investment companies (each, an "Acquired Fund"). The Total operating expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund fees and expenses. Acquired Fund fees are estimated, not actual, amounts based on the Portfolio's current fiscal year end.
7 The Adviser has contractually agreed to waive advisory fees or reimburse Portfolio expenses to the extent that total operating expenses exceed 0.63%, 1.33% and 1.33% of the average annual net assets for Class A,
     B, and C, respectively. This agreement remains in effect until June 30, 2008 and may thereafter be terminated by the Adviser on notice to JHF III.
8    Reflects conversion of Class B Shares to Class A Shares after eight years.


                                           INTERNATIONAL ALLOCATION PORTFOLIO  5

--------------------------------------------------------------------------------
Other permitted investments

The Portfolio may:

- Purchase U.S. government securities and short-term paper.
- Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same "group of investment companies" as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (the "1940 Act").
- Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the Adviser.
- Purchase domestic and foreign equity and fixed-income securities.
- Invest in equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.
- Invest in fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgaged-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.
- Purchase securities of registered closed-end investment companies that are part of the same "group of investment companies" as that term is defined in
  Section 12 of the 1940 Act.
- Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles, such as hedge funds.
- Make short sales of securities (borrow and sell securities not owned by the Portfolio), either to realize appreciation when a security that the Portfolio does not own declines in value or as a hedge against potential declines in the value of a Portfolio security.
- Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodities-linked derivatives.

The Portfolio may use various investment strategies such as hedging and other related transactions. For example, the Portfolio may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the Portfolio. In addition, these strategies may be used to gain exposure to a particular securities market. The Portfolio also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to "Hedging and other strategic transactions risks" in both the prospectus and the SAI.

Because of uncertainties under federal tax laws as to whether income from commodity-linked derivative instruments would constitute "qualifying income" to a regulated investment company, the Portfolio is not permitted to invest in such instruments unless the subadviser obtains prior written approval from JHF III's Chief Compliance Officer. See "Additional Information Concerning Taxes" in the SAI.


--------------------------------------------------------------------------------
Management of the Portfolio
Subject to the limitations described above, the Portfolio may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by the Portfolio. Such adjustments may be made, for example, to increase or decrease the Portfolio's holdings of particular asset classes, to adjust portfolio quality or the duration of fixed-income securities or to increase or reduce the percent of the Portfolio's assets subject to the management of a particular Underlying Fund's subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.


--------------------------------------------------------------------------------
Temporary defensive investing
The Portfolio may invest up to 100% of its assets in cash or money market instruments for the purpose of:

- meeting redemption requests,
- making other anticipated cash payments or
- protecting the Portfolio in the event MFC Global (U.S.A.) determines that market or economic conditions warrant a defensive posture.

To the extent the Portfolio is in a defensive position, its ability to achieve its investment objective will be limited.


6 INTERNATIONAL ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

Your account
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Choosing a share class
Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares.
Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
 Class A
--------------------------------------------------------------------------------
- A front-end sales charge, as described under "How sales charges are calculated"
- Distribution and service (12b-1) fees of 0.30%

--------------------------------------------------------------------------------
 Class B
--------------------------------------------------------------------------------
- No front-end sales charge; all your money goes to work for you right away
- Distribution and service (12b-1) fees of 1.00%
- A contingent deferred sales charge ("CDSC"), as described under "How sales charges are calculated"
- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses

--------------------------------------------------------------------------------
 Class C
--------------------------------------------------------------------------------
- No front-end sales charge; all your money goes to work for you right away
- Distribution and service (12b-1) fees of 1.00%
- A 1.00% CDSC on shares sold within one year of purchase
- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment

The maximum amount you may invest in Class B shares with any single purchase request is $99,999 and the maximum amount you may invest in Class C shares with any single purchase is $999,999. John Hancock Signature Services, Inc. ("Signature Services"), the transfer agent for the Portfolio, may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see "Sales charge reductions and waivers").

Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.


12b-1 fees
Rule 12b-1 fees will be paid to the Portfolio's distributor, John Hancock Funds, LLC (the "Distributor"), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers.

Because 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other classes of shares of the Portfolio, which have their own expense structures, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in Portfolio shares.


Additional payments to financial intermediaries
Shares of the Portfolio are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the Portfolio in two principal ways:

- directly, by the payment of sales commissions, if any; and
- indirectly, as a result of the Portfolio paying Rule 12b-1 fees.

Certain firms may request, and the Distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor's own resources.

These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the Portfolio's shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the Portfolio and that are willing to cooperate with the Distributor's promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the Portfolio's net assets, which, as well as benefiting the Portfolio, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature the Portfolio in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor's marketing efforts by allowing the Adviser to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the Portfolio, the intermediary may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Portfolio.

The SAI discusses the Distributor's revenue sharing arrangements in more detail. An intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask the firm about any payments it receives from the Distributor or the Portfolio, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with a firm relating to the provision of services to the Portfolio, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for the Portfolio. If an intermediary provides these services, the Adviser or the Portfolio may compensate the intermediary for these services.

In addition, an intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the Portfolio.


                                                                  YOUR ACCOUNT 7

--------------------------------------------------------------------------------
How sales charges are calculated

Class A Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------

                                              As a % of           As a % of your
Your investment                               offering price*     investment
 Up to $49,999                                5.00%               5.26%
-----------------------------------------------------------------------------
$50,000 - $99,999                             4.50%               4.71%
-----------------------------------------------------------------------------
$100,000 - $249,999                           3.50%               3.63%
-----------------------------------------------------------------------------
$250,000 - $499,999                           2.50%               2.56%
-----------------------------------------------------------------------------
$500,000 - $999,999                           2.00%               2.04%
-----------------------------------------------------------------------------
$1,000,000 and over                           See below
-----------------------------------------------------------------------------

*Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or Class R1 shares of any Funds of the John Hancock Funds complex. To receive the reduced sales charge, you must tell your broker or financial adviser at the time you purchase the Portfolio's Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or at a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the Portfolio's Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled "Initial Sales Charge on Class A Shares" in the SAI. You may request an SAI from your broker or financial adviser, access the Portfolio's Web site at www.jhfunds.com or call Signature Services at 1-800-225-5291.


Investments of $1 million or more
Class A shares are available with no front-end sales charge. There is a CDSC on any Class A shares upon which a commission or fundee's fee was paid that are sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
Class A deferred sales charges on investments of $1 million or more
--------------------------------------------------------------------------------

Your investment                     CDSC on shares being sold
 First $1M - $4,999,999             1.00%
--------------------------------------------------------------------------------
 Next $1 - $5M above that           0.50%
--------------------------------------------------------------------------------
 Next $1M or more above that        0.25%
--------------------------------------------------------------------------------

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B and C Shares are offered at their net asset value ("NAV") per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------

Years after purchase                CDSC on shares being sold
1st year                            5.00%
--------------------------------------------------------------------------------
2nd year                            4.00%
--------------------------------------------------------------------------------
3rd or 4th year                     3.00%
--------------------------------------------------------------------------------
5th year                            2.00%
--------------------------------------------------------------------------------
6th year                            1.00%
--------------------------------------------------------------------------------
After 6th year                      None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Class C deferred charges
--------------------------------------------------------------------------------

Years after purchase                CDSC on shares being sold
1st year                            1.00%
--------------------------------------------------------------------------------
After 1st year                      none
--------------------------------------------------------------------------------

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.


--------------------------------------------------------------------------------
Sales charge reductions and waivers


Reducing your Class A sales charges
There are several ways you can combine multiple purchases of Class A shares of John Hancock Funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

- Accumulation Privilege -- lets you add the value of any class of shares of any John Hancock Funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have paid a sales charge on those shares.
- Letter of Intention -- lets you purchase Class A shares of the Portfolio over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in the Portfolio's Class A shares during the next 13 months. The calculation of this amount would include accumulations and combinations as well as your current holdings of all classes of John Hancock Funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have paid a sales charge on those shares. When you sign this letter, the Portfolio agrees to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for individual retirement account investors is a 48-month Letter of Intention, described in the SAI.
- Combination Privilege -- lets you combine classes of shares of the all John Hancock Funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).


8 YOUR ACCOUNT

Group Investment Program
A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirement specified in the section, see "Opening an Account").

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).


CDSC waivers
As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make payments through certain systematic withdrawal plans
- certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutions(SM) program
- redemptions pursuant to the Portfolio's right to liquidate an account less than $1,000
- redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock
- to make certain distributions from a retirement plan
- because of shareholder death or disability

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).


Reinstatement privilege
If you sell shares of a John Hancock Fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock Fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.


Waivers for certain investors
Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

- selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)
- financial representatives utilizing Portfolio shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with the Distributor
- JHF III's Trustees and other individuals who are affiliated with the Portfolio or other John Hancock Funds (and their Immediate Family, as defined in the SAI)
- individuals transferring assets held in a SIMPLE IRA, SEP or SAR-SEP invested in John Hancock Funds directly to an IRA
- individuals converting assets held in an IRA, SIMPLE IRA, SEP or SAR-SEP invested in John Hancock Funds directly to a ROTH IRA
- Individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SAR-SEP or Simple IRA invested in John Hancock Funds back to the original account type from which it was converted
- participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)
- participants in certain 529 plans that have a signed agreement with the Distributor (one-year CDSC may apply)
- certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutions(SM) program

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).


Other waivers
Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

- exchanges from one John Hancock Fund to the same class of any other John Hancock Fund (see "Transaction policies" for additional details)
- dividend reinvestments (see "Dividends and account policies" for additional details)


--------------------------------------------------------------------------------
Opening an account

1 Read this prospectus carefully.
2 Determine how much you want to invest. The minimum initial investments for the Class A, B and C shares of the Portfolio are as follows:
  - non-retirement account: $1,000
  - retirement account: $500
  - group investments: $250 per account
  - Monthly Automatic Accumulation Plan ("MAAP") $25 to open; you must invest at least $25 a month
  - there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment
  - there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the Distributor

3 All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the instructions under "Buying shares."
  You and your financial representative can initiate any purchase, exchange or sale of shares.


Important information about opening a new account
To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT
Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

                                                                  YOUR ACCOUNT 9

--------------------------------------------------------------------------------
Buying shares

          Opening an account                                                    Adding to an account
------------------------------------------------------------------------------------------------------------------------------------
By check
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] -  Make out a check for the investment amount,                        -  Make out a check for the investment amount,
             payable to "John Hancock Signature Services,                          payable to "John Hancock Signature Services,
             Inc."                                                                 Inc."

          -  Deliver the check and your completed application                   -  If your account statement has a detachable
             to your financial representative, or mail them to                     investment slip, please complete in its entirety.
             Signature Services (address below).                                   If no slip is available, include a note
                                                                                   specifying the Portfolio's name(s), your share
                                                                                   class, your account number and the name(s) in
                                                                                   which the account is registered.

                                                                                -  Deliver the check and your investment slip or
                                                                                   note to your financial representative, or mail
                                                                                   them to Signature Services (address below).

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] -  Call your financial representative or Signature                    -  Log on to www.jhfunds.com to process exchanges
             Services to request an exchange.                                      between funds.

                                                                                -  Call EASI-Line for automated service 24 hours a
                                                                                   day at 1-800-338-8080.

                                                                                -  Call your financial representative or Signature
                                                                                   Services to request an exchange.

------------------------------------------------------------------------------------------------------------------------------------
By wire
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] -  Deliver your completed application to your                         -  Obtain wiring instructions by calling Signature
             financial representative, or mail it to Signature                     Services at 1-800-225-5291.
             Services.
                                                                                -  Instruct your bank to wire the amount of your
          -  Obtain your account number by calling your                            investment. Specify the Portfolio's name, your
             financial representative or Signature Services at                     choice of share class, your account number and
             1-800-225-5291.                                                       the name(s) in which the account is registered.
                                                                                   Your bank may charge a fee to wire funds.
          -  Obtain wiring instructions by calling Signature
             Services.

          - Instruct your bank to wire the amount of your investment.

          Specify the Portfolio's name, your choice of share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

------------------------------------------------------------------------------------------------------------------------------------
By Internet
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] See "By exchange" and "By wire."                                      -  Verify that your bank or credit union is a member
                                                                                   of the Automated Clearing House ("ACH") system.

                                                                                -  Complete the "Bank Information" section on your
                                                                                   account application.

                                                                                -  Log on to www.jhfunds.com to initiate purchases
                                                                                   using your authorized bank account.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] See "By exchange" and "By wire."                                      -  Verify that your bank or credit union is a member
                                                                                   of the ACH system.

                                                                                -  Complete the "Bank Information" section on your
                                                                                   account application.

                                                                                -  Call EASI-Line for automated service 24 hours a
                                                                                   day at 1-800-338-8080.

                                                                                -  Call your financial representative or call
                                                                                   Signature Services between 8:00 A.M. and 7:00
                                                                                   P.M., Eastern Time on most business days.

                                                                                To open or add to an account using the MAAP, see
                                                                                "Additional investor services."

----------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for
instructions and assistance.
----------------------------------------------


10 YOUR ACCOUNT

--------------------------------------------------------------------------------
Selling shares

                                                                                To sell some or all of your shares
------------------------------------------------------------------------------------------------------------------------------------
 By letter
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] -  Accounts of any type.                                              -  Write a letter of instruction or complete a stock
                                                                                   power indicating the Portfolio's name, your share
          -  Sales of any amount.                                                  class, your account number, the name(s) in which
                                                                                   the account is registered and the dollar value or
                                                                                   number of shares you wish to sell.

                                                                                -  Include all signatures and any additional
                                                                                   documents that may be required (see next page).

                                                                                -  Mail the materials to Signature Services.

                                                                                -  A check will be mailed to the name(s) and address
                                                                                   in which the account is registered, or otherwise
                                                                                   according to your letter of instruction.


------------------------------------------------------------------------------------------------------------------------------------
By Internet
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] -  Most accounts.                                                     -  Log on to www.jhfunds.com to initiate redemptions
                                                                                   from the Portfolio.
          -  Sales of up to $100,000.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] -  Most accounts.                                                     -  Call EASI-Line for automated service 24 hours a
                                                                                   day at 1-800-338-8080.
          -  Sales of up to $100,000.
                                                                                -  Call your financial representative or call
                                                                                   Signature Services between 8:00 A.M. and 7:00
                                                                                   P.M., Eastern Time on most business days.

------------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer ("EFT")
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] -  Requests by letter to sell any amount.                             -  To verify that the Internet or telephone
                                                                                   redemption privilege is in place on an account,
          -  Requests by Internet or phone to sell up to                           or to request the form to add it to an existing
             $100,000.                                                             account, call Signature Services.

                                                                                -  Funds requested by wire will generally be wired
                                                                                   the next business day. A $4.00 fee will be
                                                                                   deducted from your account. Your bank may also
                                                                                   charge you a fee for this service.

                                                                                -  Funds requested by EFT are generally available by
                                                                                   the second business day. Your bank may charge you
                                                                                   a fee for this service.

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] -  Accounts of any type.                                              -  Obtain a current prospectus for the Portfolio
                                                                                   into which you are exchanging by Internet or by
          -  Sales of any amount.                                                  calling your financial representative or
                                                                                   Signature Services.

                                                                                -  Log on to www.jhfunds.com to process exchanges
                                                                                   between your funds.

                                                                                -  Call EASI-Line for automated service 24 hours a
                                                                                   day at 1-800-338-8080.

                                                                                -  Call your financial representative or Signature
                                                                                   Services to request an exchange.

To sell shares through a systematic withdrawal plan, see "Additional investor services."


                                                                 YOUR ACCOUNT 11

Selling shares in writing
In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

- your address of record has changed within the past 30 days;
- you are selling more than $100,000 worth of shares -- this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock; or
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

------------------------------------------------------------------------------------------------------------------------------------
Seller                                                               Requirements for written requests
------------------------------------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts (custodial         - Letter of instruction.
accounts for minors).                                                - On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.
                                                                     - Medallion signature guarantee, if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------

Owners of corporate, sole proprietorship, general partner            - Letter of instruction.
or association accounts.                                             - Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/
                                                                       organization certification form.
                                                                     - On the letter and the resolution, the signature of the
                                                                       person(s) authorized to sign for the account.
                                                                     - Medallion signature guarantee, if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------
Owners or trustees of trust accounts.                                - Letter of instruction.
                                                                     - On the letter, the signature(s) of the trustee(s).
                                                                     - Copy of the trust document, certified within the past 12 months, or a John Hancock Funds trust certification form.
                                                                     - Medallion signature guarantee, if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------
Joint tenancy shareholders with rights of survivorship with          - Letter of instruction signed by surviving tenant.
a deceased co-tenant(s).                                             - Copy of death certificate.
                                                                     - Medallion signature guarantee, if applicable (see above).
                                                                     - Inheritance tax waiver (if applicable).

------------------------------------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                                    - Letter of instruction signed by executor.
                                                                     - Copy of order appointing executor, certified within the past
                                                                       12 months.
                                                                     - Medallion signature guarantee, if applicable (see above).
                                                                     - Inheritance tax waiver (if applicable).

------------------------------------------------------------------------------------------------------------------------------------
Administrators, conservators, guardians and other sellers            - Call 1-800-225-5291 for instructions.
or account types not listed above.

------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for
instructions and assistance.
----------------------------------------------


12 YOUR ACCOUNT

--------------------------------------------------------------------------------
Transaction policies

Valuation of shares
The NAV per share for the Portfolio and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 P.M., Eastern Time). The NAV for the Portfolio is calculated based upon the NAVs of the Underlying Funds in which it invests. The prospectuses for the Underlying Funds explain the circumstances under which those Underlying Funds use fair-value pricing and the effects of doing so.


Buy and sell prices
When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.


Execution of requests
The Portfolio is open on those days when the New York Stock Exchange is open, typically Monday through Friday (except for certain holidays, as detailed in the SAI). Purchase and redemption requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the Portfolio has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the Portfolio may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.


Telephone transactions
For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.


Exchanges
You may exchange shares of a class of one John Hancock Fund, including the Portfolio, of the same class of any other John Hancock Fund, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into the Portfolio with a lower rate. The Portfolio may change or cancel its exchange policies at any time, upon 60 days' written notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).


Excessive trading
The Portfolio is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of the Portfolio can disrupt investment strategies and may increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.


Right to reject or restrict purchase and exchange orders
Purchases and exchanges should be made primarily for investment purposes. JHF III reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the Portfolio may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the Portfolio or its agents determine that accepting the order could interfere with the efficient management of a Portfolio or otherwise not be in the Portfolio's best interest in light of unusual trading activity related to your account. In the event that the Portfolio rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The Portfolio reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Portfolio's judgment, such delay would be in the Portfolio's best interest, in which case both the redemption and purchase side of the exchange will receive the Portfolio's NAVs at the conclusion of the delay period. The Portfolio, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.


Exchange limitation policies
The Board of Trustees has adopted the following policies and procedures by which the Portfolio, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.


Limitation on exchange activity
The Portfolio, through its agents, undertakes to use its best efforts to exercise its right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a Portfolio account in an amount of $5,000 or more, exchanges $1,000 or more out of that Portfolio account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the Portfolio to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Portfolio believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the Portfolio's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices." Depending upon


                                                                 YOUR ACCOUNT 13
the composition of the Portfolio's shareholder accounts and in light of the limitations on the ability of the Portfolio to detect and curtail excessive trading practices, a significant percentage of the Portfolio's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the Portfolio considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.


Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the Portfolio to prevent excessive trading, there is no guarantee that the Portfolio or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Portfolio and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Portfolio will not always be able to detect frequent trading activity, investors should not assume that the Portfolio will be able to detect or prevent all frequent trading or other practices that disadvantage the Portfolio. For example, the ability of the Portfolio to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the Portfolio's beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the Portfolio, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Portfolio.


Excessive trading risk
To the extent that the Portfolio or its agents are unable to curtail excessive trading practices in the Portfolio, these practices may interfere with the efficient management of the Portfolio and may result in the Portfolio engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Portfolio's operating costs and decrease the Portfolio's investment performance. Maintenance of higher levels of cash balances would possibly likewise result in lower Portfolio investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

- A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
- A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
- A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of the Portfolio's assets. The Portfolio that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the Portfolio shares held by other shareholders.


Account information
JHF III is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, JHF III may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.


Certificated shares
The Portfolio does not issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services along with a letter of instruction or a stock power and a signature guarantee.


Sales in advance of purchase payments
When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Portfolio will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.


14 YOUR ACCOUNT

--------------------------------------------------------------------------------
Dividends and account policies


Account statements
In general, you will receive account statements as follows:

- after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance
- after any changes of name or address of the registered owner(s)
- in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.


Dividends
The Portfolio generally distributes most or all of its net earnings at least annually in the form of dividends. The Portfolio typically declares and pays income dividends at least annually. Any capital gains are distributed at least annually.


Dividend reinvestments
Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.


Taxability of dividends
Dividends you receive from the Portfolio, whether reinvested or taken as cash, are generally considered taxable. Dividends from the Portfolio's short-term capital gains are taxable as ordinary income. Dividends from the Portfolio's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the Portfolio's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.


Taxability of transactions
Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of a share you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.


Small accounts (non-retirement only)
If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, the Portfolio may close out your account and mail you the proceeds. Alternatively, the Portfolio may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to Portfolio performance or the effects of sales charges.


--------------------------------------------------------------------------------
Additional investor services


Monthly Automatic Accumulation Program
MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock Fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application
- If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services


Systematic withdrawal plan
This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account
- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges)
- Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule
- Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months
- Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services


Retirement plans
The Distributor offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock Fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.


Disclosure of portfolio holdings
The Portfolio's Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix B of the SAI and the Portfolio holdings information can be found at: www.jhfunds.com.

The holdings of the Portfolio will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the Portfolio. The information described above will remain on the Web site until the date the Portfolio files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. The Portfolio's Form N-CSR and Form N-Q will contain the Portfolio's entire holdings as of the applicable calendar quarter end.


                                                                 YOUR ACCOUNT 15

--------------------------------------------------------------------------------

Risks of Investing in the Portfolio
--------------------------------------------------------------------------------

Commodity risk
Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.


Derivatives risk
The Portfolio's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.


Exchange traded funds (ETFs) risk
These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees, which increase their costs.


Fund of funds risk
The Portfolio's ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of Underlying Funds. In addition, achieving the Portfolio's objective will depend on the performance of the Underlying Funds, which depends on the Underlying Funds' ability to meet their investment objectives. There can be no assurance that either the Portfolio or the Underlying Funds will achieve their investment objectives.

The Portfolio is subject to the same risks as the Underlying Funds in which it invests. The Portfolio invests in Underlying Funds which invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent the Portfolio invests in these securities directly or engages in hedging and other strategic transactions, the Portfolio will be subject to the same risks.

Investment company securities risk
The Portfolio bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests.


Non-diversification risk
Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. The Portfolio is not "diversified" within the meaning of the 1940 Act. This means it is allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with the Portfolio's investment strategies or techniques may be more pronounced for the Portfolio's than for funds that are "diversified." Although the Portfolio is non-diversified, the risks associated with non-diversification are lower for the Portfolio because it allocates its assets among multiple Underlying Funds.


Short sales risk
Short sales involve costs and risk. The Portfolio must pay the lender interest on the security it borrows, and the Portfolio will lose money if the price of the security increases between the time of the short sale and the date when the Portfolio replaces the borrowed security.


16 RISKS OF INVESTING IN THE PORTFOLIO

--------------------------------------------------------------------------------

Information about the Underlying Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Risks of Investing in Underlying Funds

By owning shares of Underlying Funds, the Portfolio indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium size companies, and in fixed-income securities. Many of the Underlying Funds also invest in foreign securities. In addition, most of the Underlying Funds may invest in derivatives. To the extent that the Portfolio invests directly in these securities or investments, the Portfolio will be subject to the same risks.


Equity securities risk
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The prices of equity securities fluctuate based on changes in companies' financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment. Even Underlying Funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Underlying Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Underlying Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value securities Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The Underlying Funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that a subadviser anticipates. All of the Underlying Funds that invest primarily in value securities are subject to these risks.

Growth securities Certain equity securities (generally known as "growth securities") are purchased primarily because a subadviser believes that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to market fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. All of the Underlying Funds that invest primarily in growth securities are subject to these risks.

Fixed-income securities risk
Fixed-income securities are generally subject to two principal types of risks:
(a) interest rate risk and (b) credit quality risk.

Interest rate risk Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit and counterparty risk This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter ("OTC") derivatives contract, see "Hedging and other strategic transactions risk," or a borrower of an Underlying Fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The Underlying Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Funds' share prices and income levels. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their subdivisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Underlying Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than "Baa" by Moody's or "BBB" by Standard & Poor's ("S&P"), or determined by a subadviser to be of comparable quality to securities so


                                       INFORMATION ABOUT THE UNDERLYING FUNDS 17
rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their subdivisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers' continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, an Underlying Fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of Underlying Fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, an Underlying Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, an Underlying Fund will succeed in enforcing them. An Underlying Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Underlying Fund has incurred the costs of litigation. While a subadviser to an Underlying Fund intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.


Investment grade fixed-income securities in the lowest rating category Investment grade fixed-income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.


Lower rated fixed-income securities and high yield securities risk
Lower rated fixed-income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

- Risk to principal and income Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
- Price volatility The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.
- Liquidity The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
- Dependence on subadviser's own credit analysis While a subadviser to an Underlying Fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed-income securities Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed-income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed-income securities Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described below under "Foreign securities risk." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.


Foreign securities risk
Underlying Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect an Underlying Fund's investments. In the event of nationalization, expropriation or other confiscation, an Underlying Fund could lose its entire investment in a foreign security.

All funds that invest in foreign securities are subject to these risks. These risks are particularly pronounced for some Underlying Funds, which may invest a significant portion of their assets in foreign securities.

In addition, funds that invest a significant portion of their assets in the securities of issuers based in countries with "emerging market" economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private


18 INFORMATION ABOUT THE UNDERLYING FUNDS issuers); greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of an Underlying Fund's investments. Currency risk includes both the risk that currencies in which an Underlying Fund's investments are traded, or currencies in which an Underlying Fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.

An Underlying Fund may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the Underlying Fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the Underlying Fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. An Underlying Fund may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in an Underlying Fund's currency exposure being substantially different than that suggested by its securities investments.

All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Currency risk is particularly pronounced for certain Underlying Funds, which regularly enter into derivative foreign currency transactions and may take active long and short currency positions through exchange-traded and OTC foreign currency transactions for investment purposes. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase an Underlying Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.


Hedging and other strategic transactions risk
Certain of the Underlying Funds may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. The Underlying Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The Underlying Funds also may use derivatives as a way to adjust efficiently the exposure of the Underlying Funds to various securities, markets and currencies without the Underlying Funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the Underlying Funds may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes an Underlying Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the Underlying Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Underlying Fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, an Underlying Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Underlying Fund when the Underlying Fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the Underlying Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Underlying Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Underlying Fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent an Underlying Fund contracts with a limited number of counterparties, the Underlying Fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the Underlying Fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of an Underlying Fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select an Underlying Fund's portfolio securities. If the transaction is not successful it could result in a loss to the Underlying Fund. These transactions may also increase the volatility of an Underlying Fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed an Underlying Fund's initial investment in such contracts. In addition, these transactions could result in a loss to the Underlying Fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging


                                       INFORMATION ABOUT THE UNDERLYING FUNDS 19
and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent the Portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.


Liquidity risk
Liquidity risk exists when particular securities are difficult to sell due to a limited market or to legal restrictions, such that an Underlying Fund may be prevented from selling particular securities at an advantageous price. Certain Underlying Funds may be subject to liquidity risk. Underlying Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. These securities are more likely to be fair valued. Liquidity risk may also exist when an Underlying Fund has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements or closing out a short sale). This risk may be particularly pronounced for certain international equity funds, which may make investments in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.


Management risk
Each Underlying Fund is subject to management risk because it relies on its subadviser's ability to pursue the Fund's objective. A subadviser will apply investment techniques and risk analyses in making investment decisions for the Underlying Fund, but there can be no guarantee that these will produce the desired results. The subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. The Underlying Funds generally do not attempt to time the market and instead generally stay fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, an Underlying Fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent an Underlying Fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.


Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller- or medium-sized market capitalizations.


Non-diversification risk
Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain Underlying Funds are not "diversified" within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with the investment strategies or techniques of an Underlying Fund may be more pronounced for such Underlying Fund than for funds that are "diversified."


20 INFORMATION ABOUT THE UNDERLYING FUNDS

--------------------------------------------------------------------------------
Description of the Funds
The Portfolio may invest in any Underlying Funds. The following tables set forth for the Funds of JHF, JHF II and JHF III: (i) the names of the Funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class NAV shares of the Funds for the current fiscal year; and (iii) brief descriptions of the Funds' investment goals and principal strategies.
Additional investment practices are described in the Portfolio's SAI and in the prospectuses for these Funds. The Portfolio may also invest in other Underlying Funds not described in these tables.

------------------------------------------------------------------------------------------------------------------------------------
Funds -- John Hancock Capital Series
------------------------------------------------------------------------------------------------------------------------------------

                                    Estimated
Fund and subadviser(s)              expense ratio             Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
International Classic Value Fund    1.11%                     Seeks long-term growth of capital by investing at least 80% of its
Pzena Investment Management, LLC                              assets in equity securities of foreign companies of any size. Under normal circumstances, the Fund will invest in at least six countries throughout the world.

------------------------------------------------------------------------------------------------------------------------------------
Greater China Opportunities Fund    1.25%                     Seeks long-term capital appreciation by investing at least 80% of its
MFC Global Investment Management                              assets in equity securities of companies located in China, Hong Kong
(U.S.A.), Limited                                             or Taiwan (Greater China).


------------------------------------------------------------------------------------------------------------------------------------
Funds -- John Hancock Funds II
------------------------------------------------------------------------------------------------------------------------------------

                                    Estimated
Fund and subadviser(s)              expense ratio             Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
International Opportunities Fund    1.00%                     Seeks long-term growth of capital by normally investing at least 65%
Marsico Capital Management, LLC                               of its assets in common stocks of foreign companies selected for their long-term growth potential. The Fund may invest in companies of any size throughout the world and normally invests in issuers from at least three different countries not including the U.S. It may invest in common stocks of companies operating in emerging markets.

------------------------------------------------------------------------------------------------------------------------------------
International Small Cap Fund        1.13%                     Seeks long-term capital appreciation by investing primarily in the
Templeton Investment Counsel, Inc.                            common stock of smaller companies outside the U.S. and normally invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities issued by foreign companies which have total stock market capitalizations or annual revenues of $4 billion or less ("small company securities").

------------------------------------------------------------------------------------------------------------------------------------
International Small Company Fund    1.14%                     Seeks long-term capital appreciation by investing its assets in equity
Dimensional Fund Advisors, Inc.                               securities of non-U.S. small companies of developed and emerging markets countries.

------------------------------------------------------------------------------------------------------------------------------------
International Value Fund            0.96%                     Seeks long-term growth of capital by normally investing primarily in
Templeton Investment Counsel, Inc.                            equity securities of companies located outside the U.S., including emerging markets.

------------------------------------------------------------------------------------------------------------------------------------
Funds -- John Hancock Funds III
------------------------------------------------------------------------------------------------------------------------------------

                                    Estimated
Fund and subadviser(s)              expense ratio             Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
International Growth Fund           1.10%                     Seeks to achieve high total return by seeking to outperform its
Grantham, Mayo, Van Otterloo & LLC                            benchmark, the S&P/Citigroup Primary Market Index Europe, Pacific,
                                                              Asia Composite Growth Style Index.* The Fund typically invests in a diversified mix of equity investments from developed markets outside the U.S.
------------------------------------------------------------------------------------------------------------------------------------

* "Standard & Poor's(R)" is a trademark of The McGraw-Hill Companies, Inc.


                                       INFORMATION ABOUT THE UNDERLYING FUNDS 21

--------------------------------------------------------------------------------

Portfolio details
--------------------------------------------------------------------------------

Business structure
The diagram below shows the basic business structure used by JHF III.
The Board of Trustees of JHF III oversees its business activities and retains the services of the various firms that carry out the operations of the Portfolio.

The Board of Trustees have the power to change the investment goal of the Portfolio without shareholder approval.

Management fees
The Portfolio pays the Adviser for its services to each Portfolio a fee that is stated as an annual percentage of the current value of the net assets of each Portfolio determined in accordance with the following schedule.

--------------------------------------------------------------------------------
Management fee schedule
--------------------------------------------------------------------------------

The Portfolio pays the Adviser a management fee that has two components: (a) a fee on assets invested in affiliated Funds ("Fund Assets") and (b) a fee on assets invested in Nonaffiliated Underlying Funds ("Other Assets").

The fee on Fund Assets is stated as an annual percentage of the current value of the net assets of the Portfolio determined in accordance with the following schedule and that rate is applied to the Fund Assets of the Portfolio.



                                                              Excess over
                                       First $500 million     $500 million
--------------------------------------------------------------------------------
 Net Assets of Portfolio
 invested in Fund Assets               0.050%                 0.040%
--------------------------------------------------------------------------------

The actual rate charged from December 29, 2006 (comment of operations) to February 28, 2007, for managing all Fund Assets was 0.00%.

The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the Portfolio, determined in accordance with the following schedule and that rate is applied to the Other Assets of the Portfolio.

                                                              Excess over
                                       First $500 million     $500 million
--------------------------------------------------------------------------------
 Net Assets of Portfolio
 investment in Other Assets            0.500%                 0.490%
--------------------------------------------------------------------------------

The actual rate charged from December 29, 2006 (comment of operations) to February 28, 2007, for managing all Other Assets was 0.00%.

                                                               --------------
                                                                Shareholders -----------------------|
                                                               --------------                       |
                                                                     |                              |
                                                                     |                              |
            |---                                -----------------------------------------------     |
            |                                            Financial services firms and               |
            |                                                their representatives                  |
            |                                                                                       |
            |                                      Advise current and prospective share-            |
            |     Distribution and     |-------- holders on their Portfolio investments, often -----|
            |   shareholder services   |         in the context of an overall financial plan        |
            |                          |        -----------------------------------------------     |
            |                          |                                                            |
            |                          |                                                            |
            |     -------------------------------------------              --------------------------------------------------
            |                 Principal distributor                                          Transfer agent
            |
            |                John Hancock Funds, LLC                              John Hancock Signature Services, Inc.
            |
            |    Markets the Portfolio and distributes shares                Handles shareholder services, including record-
            |    through selling brokers, financial planners                keeping and statements, distribution of dividends
            |       and other financial representatives.                         and processing of buy and sell requests.
            |---  -------------------------------------------              --------------------------------------------------
                                       |                                                            |
                                       |                                                            |
                                       --------------------------------------------------------------
                                                                    |
--------------------------------     --------------------------------- |  ----------------------------------------             ---|
           Subadviser                       Investment adviser         |                   Custodian                              |
                                                                       |                                                          |
 MFC Global Investment Management         John Hancock Investment      |         State Street Bank & Trust Company                |
        (U.S.A.) Limited                 Management Services, LLC      |             2 Avenue de Lafayette                        |
      200 Bloor Street East                 601 Congress Street        |               Boston, MA 02111                   Asset   |
Toronto, Ontario, Canada M4W 1ES   ---    Boston, MA 02210-2805        |                                               management |
                                                                       |   Holds the Portfolio's assets, settles all              |
  Provides portfolio management           Manages the Portfolio's      |    Portfolio trades and collects most of                 |
          to the Portfolio.               business and investment      |        the valuation data required for                   |
                                      |        activities.                      calculating the Portfolio's NAV.                  |
--------------------------------     -------------------------------   |  ----------------------------------------             ---|
              |                                     |                  |                    |
              |                                     |                  |                    |
--------------------------------                    ----------------------------------------
      Subadviser consultant                                            |
                                                                       |
      Deutsche Investment                              -----------------------------------
    Management Americas Inc                                        Trustees
       345 Park Avenue
    New York, New York 10154                            Oversee the Portfolio's activities.
                                                       -----------------------------------
   Provides asset allocation
  consulting services to the
         subadviser.
--------------------------------


22 PORTFOLIO DETAILS

--------------------------------------------------------------------------------
Business structure


Adviser
John Hancock Investment Management Services, LLC is the Adviser to the
Portfolio.

The Adviser administers the business and affairs of the Portfolio. The Adviser also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all series of the Portfolio.

The Adviser does not itself manage any of the Portfolios' assets but has ultimate responsibility to oversee the subadviser in this connection, the
Adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the Portfolio, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Trustees of JHF III.

JHF III relies on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. JHF III, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF III (other than by reason of serving as subadviser to a JHF III Fund, including the Portfolio) or to change a subadvisory fee of a subadviser without the approval of shareholders.


Subadviser
MFC Global (U.S.A.) is the subadviser to the Portfolio and formulates a continuous investment program for the Portfolio consistent with its investment goal and strategies. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of MFC. The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to its investments and the investment decisions made by the Adviser or subadviser to an investment company or similar entity which is purchased by the Portfolio.

Deutsche Investment Management Americas Inc. ("DeAM") provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Portfolio. DeAM provides investment advisory services to retail and institutional clients. DeAM is a wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.

The subadviser is compensated by the Adviser, and not by the Portfolio. Similarly, DeAM is compensated by the subadviser, and not by the Portfolio.


Portfolio manager
Steve Orlich has been the portfolio manager of the Portfolio since inception. Mr. Orlich joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation.

Appendix C of the SAI includes information about the portfolio manager, including information about his compensation, accounts he manages other than the Portfolio and his ownership of Portfolio shares, if any.


Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees' approval of the investment advisory and subadvisory contracts of the Portfolio is available in the Portfolio's annual report to shareholders for the period ended February 28, 2007.


                                                            PORTFOLIO DETAILS 23

--------------------------------------------------------------------------------
Financial highlights
The financial highlights table below for the Portfolio is intended to help investors understand the financial performance of the Portfolio since inception. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio
(assuming reinvestment of all dividends and distributions).

The financial statements of the Portfolio as of February 28, 2007, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the Portfolio's financial statement, in the Portfolio's annual report, which have been incorporated by reference into the SAI and are available upon request.




--------------------------------------------------------------------------------
 International Allocation Portfolio                              PERIOD ENDED
--------------------------------------------------------------------------------
 CLASS A SHARES                                                    2-28-07(a)
--------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
 Net asset value, beginning of period                               $10.00
--------------------------------------------------------------------------------
 Net investment loss(h)                                              (0.01)
--------------------------------------------------------------------------------
 Net realized and unrealized loss on investments                     (0.03)
--------------------------------------------------------------------------------
 Total from investment operations                                    (0.04)
--------------------------------------------------------------------------------
 Net asset value, end of period                                     $ 9.96
--------------------------------------------------------------------------------
 Total return (%)                                                    (0.40)(k,l,m)
--------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
 Net assets, end of period (in millions)                            $    3
--------------------------------------------------------------------------------
 Ratio of net expenses to average net assets (%)                      0.60(r)
--------------------------------------------------------------------------------
 Ratio of gross expenses to average net assets (%)                    8.53(p,r)
--------------------------------------------------------------------------------
 Ratio of net investment loss to average net assets (%)              (0.60)(r)
--------------------------------------------------------------------------------
 Portfolio turnover (%)                                                  3(m)
--------------------------------------------------------------------------------


 CLASS B SHARES                                                    2-28-07(a)
--------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
 Net asset value, beginning of period                               $10.00
--------------------------------------------------------------------------------
 Net investment loss(h)                                              (0.02)
--------------------------------------------------------------------------------
 Net realized and unrealized loss on investments                     (0.03)
--------------------------------------------------------------------------------
 Total from investment operations                                    (0.05)
--------------------------------------------------------------------------------
 Net asset value, end of period                                     $ 9.95
--------------------------------------------------------------------------------
 Total return (%)                                                    (0.50)(k,l,m)
--------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
 Net assets, end of period (in millions)                            $   --(n)
--------------------------------------------------------------------------------
 Ratio of net expenses to average net assets (%)                      1.26(r)
--------------------------------------------------------------------------------
 Ratio of gross expenses to average net assets (%)                   28.58(p,r)
--------------------------------------------------------------------------------
 Ratio of net investment loss to average net assets (%)              (1.26)(r)
--------------------------------------------------------------------------------
 Portfolio turnover (%)                                                  3(m)


 CLASS C SHARES                                                    2-28-07(a)
--------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
 Net asset value, beginning of period                               $10.00
--------------------------------------------------------------------------------
 Net investment loss(h)                                              (0.02)
--------------------------------------------------------------------------------
 Net realized and unrealized loss on investments                     (0.03)
--------------------------------------------------------------------------------
 Total from investment operations                                    (0.05)
--------------------------------------------------------------------------------
 Net asset value, end of period                                     $ 9.95
--------------------------------------------------------------------------------
 Total return (%)                                                    (0.50)(k,l,m)
--------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
 Net assets, end of period (in millions)                            $    1
--------------------------------------------------------------------------------
 Ratio of net expenses to average net assets (%)                      1.27(r)
--------------------------------------------------------------------------------
 Ratio of gross expenses to average net assets (%)                   18.62(p,r)
--------------------------------------------------------------------------------
 Ratio of net investment loss to average net assets (%)              (1.27)(r)
--------------------------------------------------------------------------------
 Portfolio turnover (%)                                                  3(m)
--------------------------------------------------------------------------------

(a)  Class A, Class B and Class C shares began operations on 12-29-06.
(h)  Based on the average of the shares outstanding.
(k)  Assumes dividend reinvestment.
(l) Total returns would have been lower had certain expenses not been reduced during the period shown.
(m)  Not annualized.
(n)  Less than $500,000.
(p) Does not take into consideration expense reductions during the period shown.
(r)  Annualized.


24 FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on the Portfolio:

Annual/Semi-Annual Report to Shareholders
The annual and semiannual reports include financial statements. The annual report also includes a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year in addition to the auditors' report.

Statement of Additional Information
The SAI contains more detailed information on all aspects of the Portfolio, including a summary of the policy of JHF III regarding disclosure of the Portfolio's holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.


(C)2007 JOHN HANCOCK FUNDS, LLC 3180PN 7/07


To request a free copy of the current prospectus, annual/ semiannual report or the SAI, please contact Signature Services:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-554-6713

On the Internet: www.jhfunds.com


Or you may view or obtain these documents and other information about the Portfolio from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

SEC No. 811-21777
--------------------------------------------------------------------------------

[LOGO]John Hancock(R)
      the future is yours

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com


--------------------------------------
Now available: electronic delivery
www.jhfunds.com/edelivery
--------------------------------------

    [LOGO]
John Hancock(R)
---------------
  MUTUAL FUNDS


                                                                    John Hancock


                                              International Allocation Portfolio
--------------------------------------------------------------------------------
                                                                 CLASS I SHARES




















--------------------------------------------------------------------------------
Prospectus

7.1.2007







--------------------------------------------------------------------------------

As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

INTERNATIONAL ALLOCATION PORTFOLIO                                            4
--------------------------------------------------------------------------------

YOUR ACCOUNT
--------------------------------------------------------------------------------
Who can buy Class I shares                                                    7
Opening an account                                                            7
Buying shares                                                                 8
Selling shares                                                                9
Transaction policies                                                         11
Dividends and account policies                                               12
Additional investor services                                                 13

RISKS OF INVESTING IN THE PORTFOLIO                                          14
--------------------------------------------------------------------------------

INFORMATION ABOUT THE UNDERLYING FUNDS
--------------------------------------------------------------------------------
Risks of investing in Underlying Funds                                       15
Description of the Funds                                                     19

PORTFOLIO DETAILS
--------------------------------------------------------------------------------
Business structure                                                           20
Portfolio Manager                                                            21
FINANCIAL HIGHLIGHTS                                                         22
--------------------------------------------------------------------------------

FOR MORE INFORMATION                                                 BACK COVER
--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------

INTERNATIONAL ALLOCATION PORTFOLIO

This prospectus provides information about the International Allocation Portfolio (the "Portfolio"), which is a series of John Hancock Funds III ("JHF III"). The Portfolio is a "fund of funds" which currently invests in a number of other funds of JHF III, John Hancock Funds II ("JHF II") and John Hancock Capital Series ("JHF"), and may also invest in other affiliated funds (each referred to as a "Fund") of the John Hancock Funds complex. The Portfolio may also invest in nonaffiliated funds (each referred to as a "Nonaffiliated Underlying Funds"). (Collectively, the Funds and Nonaffiliated Underlying Funds are referred to as "Underlying Funds").

This prospectus relates to the Class I shares of the Portfolio. Other share classes are offered in separate prospectuses.

RISKS OF MUTUAL FUNDS

Mutual funds such as the Portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the Portfolio, be sure to read all risk disclosure carefully before investing.

INVESTMENT MANAGEMENT

John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to JHF III. The Adviser is a Delaware limited liability company with principal offices located at 601 Congress Street, Boston, Massachusetts 02210-2805. The Adviser administers the business and affairs of JHF III and retains and compensates an investment subadviser, MFC Global Investment Management (U.S.A.), Limited ("MFC Global (U.S.A.)"), an affiliate of the Adviser, to manage the assets of the Portfolio. Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Portfolio. The Adviser and the subadviser to the Portfolio are registered as investment advisers under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

FUND INFORMATION KEY
--------------------------------------------------------------------------------
A concise Portfolio description begins on the next page. The description provides the following information:

[GRAPHIC] Goal and strategy
The Portfolio's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC] Past performance
The Portfolio's total return, measured year-by-year and over time.

[GRAPHIC] Principal risks
The major risk factors associated with the Portfolio.

[GRAPHIC] Your expenses
The overall costs borne by an investor in the Portfolio, including sales charges and annual expenses.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
International Allocation Portfolio
--------------------------------------------------------------------------------

[GRAPHIC] Goal and strategy

GOAL: The Portfolio seeks long-term growth of capital. The Portfolio is designed to provide diversification of investments within the international asset class.

STRATEGY: To pursue this goal, the Portfolio invests in a number of the other Funds of the John Hancock funds complex.


The Portfolio may also invest in the securities of other Nonaffiliated Funds, including exchange traded funds ("ETFs"), and in other types of investments as described below.

Under normal market conditions, the Portfolio allocates assets among Underlying Funds that invest principally in foreign equity securities of issuers of any capitalization and in foreign fixed-income securities of various types of issuers and credit qualities, including those below investment-grade. Examples of the equity securities in which the Underlying Funds may invest include common stocks, preferred stocks, convertible bonds, depository receipts and warrants of large-, medium- and small-cap foreign companies, including those located in emerging markets. Examples of the fixed-income securities in which the Underlying Funds may invest include short-, intermediate- and long-term investment grade and below investment-grade bonds and notes and other debt instruments offered by foreign corporate and government issuers, including those located in emerging markets. The Underlying Funds may also invest derivatives instruments (such as options, futures and swaps). Please refer to "Hedging and other strategic transactions risks" in this prospectus and the Statement of Additional Information ("SAI").

The Portfolio may invest in various Funds of JHF II, JHF III and JHF that, as a group, hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed-income securities, which may include investment-grade and below investment-grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

In investing in shares of the Funds, the Portfolio purchases only NAV shares (which are not subject to 12b-1 fees).

--------------------------------------------------------------------------------
[GRAPHIC] Past performance

This section normally shows how the Portfolio's total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, no past performance is presented here.

4 PORTFOLIO

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

[GRAPHIC] Principal risks
The value of an investment in the Portfolio changes with the value of the Portfolio's investments. Many factors can affect this value and an investor may lose money by investing in the Portfolio. The principal risks of an investment in the Portfolio are listed below. For a more complete discussion of these risks, see "Risks of Investing in the Portfolio" and "Risks of Investing in the Underlying Funds."

- Commodity risk
- Derivatives risk
- ETFs risk
- Fund of funds risk
- Investment company securities risk
- Non-diversification risk
- Short sales risk
- Equity securities risk
- Fixed-income securities risk
- Foreign securities risk
- Hedging and other strategic transactions risk
- Liquidity risk
- Management risk
- Medium and small company risk

SUBADVISER

MFC Global (U.S.A.)

FUND CODES

Class I
Ticker                JAIIX
CUSIP                 47803T213
JH Fund Number        3183

--------------------------------------------------------------------------------
[GRAPHIC] Your expenses
Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets, therefore, and are paid by you indirectly.

--------------------------------------------------------------------------------
 Annual operating expenses(1,2)                                          Class I
--------------------------------------------------------------------------------
 Management fee(3)                                                        0.13%
--------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                                    0.00%
--------------------------------------------------------------------------------
 Other expenses                                                           0.19%
--------------------------------------------------------------------------------
 Acquired Fund fees and expenses                                          1.07%
--------------------------------------------------------------------------------
 Total operating expenses4                                                1.39%
--------------------------------------------------------------------------------
 Contractual expense reimbursement (at least until 6-30-08)5              0.14%
--------------------------------------------------------------------------------
 Net operating expenses                                                   1.25%
--------------------------------------------------------------------------------

The hypothetical example shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Portfolio's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
 Expenses                      Year 1       Year 3      Year 5      Year 10
--------------------------------------------------------------------------------
 Class I                       $  127       $  426      $  747      $  1,656
--------------------------------------------------------------------------------

1   Based on estimated expenses for the current fiscal year.

2 The expense data has been restated from fiscal year amounts to reflect current fees and expenses.

3 The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). For affiliated Fund investments, the Adviser has agreed to voluntarily waive a portion of its management fee when the net investment advisory fees reach a certain level. See "Portfolio Details -- Management Fee" for further information.

4 The "Total operating expenses" include fees and expenses incurred indirectly by the Portfolio as a result of its investment in other investment companies (each, an "Acquired Fund"). The Total operating expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund fees and expenses. Acquired Fund fees are estimated, not actual, amounts based on the Portfolio's current fiscal year end.
5 The Adviser has contractually agreed to waive advisory fees or reimburse Portfolio expenses to the extent that operating expenses exceed 0.18% of the average annual net assets. This agreement remains in effect until June 30, 2008 and may thereafter be terminated by the Adviser on notice to JHF III.

                                                                    PORTFOLIO  5

--------------------------------------------------------------------------------
Other permitted investments

The Portfolio may:

- Purchase U.S. government securities and short-term paper.
- Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same "group of investment companies" as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (the "1940 Act").
- Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the Adviser.
- Purchase domestic and foreign equity and fixed-income securities.
- Invest in equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.
- Invest in fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgaged-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.
- Purchase securities of registered closed-end investment companies that are part of the same "group of investment companies" as that term is defined in
  Section 12 of the 1940 Act.
- Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles such as hedge funds.
- Make short sales of securities (borrow and sell securities not owned by the Portfolio), either to realize appreciation when a security that the Portfolio does not own declines in value or as a hedge against potential declines in the value of a Portfolio security.
- Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodities-linked derivatives.

The Portfolio may use various investment strategies such as hedging and other related transactions. For example, the Portfolio may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the Portfolio. In addition, these strategies may be used to gain exposure to a particular securities market. The Portfolio also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to "Hedging and other strategic transactions risks" in both the prospectus and the SAI.

Because of uncertainties under federal tax laws as to whether income from commodity-linked derivative instruments would constitute "qualifying income" to a regulated investment company, the Portfolio is not permitted to invest in such instruments unless the subadviser obtains prior written approval from JHF III's Chief Compliance Officer. See "Additional Information Concerning Taxes" in the SAI.


--------------------------------------------------------------------------------
Management of the Portfolio
Subject to the limitations described above, the Portfolio may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by the Portfolio. Such adjustments may be made, for example, to increase or decrease the Portfolio's holdings of particular asset classes, to adjust portfolio quality or the duration of fixed-income securities or to increase or reduce the percent of the Portfolio's assets subject to the management of a particular Underlying Fund's subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.


--------------------------------------------------------------------------------
Temporary defensive investing
The Portfolio may invest up to 100% of its assets in cash or money market instruments for the purpose of:

- meeting redemption requests,
- making other anticipated cash payments or
- protecting the Portfolio in the event MFC Global (U.S.A.) determines that market or economic conditions warrant a defensive posture.

To the extent the Portfolio is in a defensive position, its ability to achieve its investment objective will be limited.

6 PORTFOLIO

--------------------------------------------------------------------------------

Your account
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Who can buy Class I shares

Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares -- See "Opening an account":

- Retirement and other benefit plans
- Endowment funds and foundations
- Any state, county or city, or its instrumentality, department, authority or agency
- Accounts registered to insurance companies, trust companies and bank trust departments
- Investment companies, both affiliated and not affiliated with the Adviser
- Investors who participate in fee-based, wrap and other investment platform programs
- Any entity that is considered a corporation for tax purposes
- Fund trustees and other individuals who are affiliated with this Portfolio or other John Hancock Funds


--------------------------------------------------------------------------------
Opening an account

1 Read this prospectus carefully.

2 Determine if you are eligible, by referring to "Who can buy Class I shares."

3 Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund's sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party. The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

4 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call John Hancock Signature Services, Inc. ("Signature Services"), the transfer agent, at 1-888-972-8696.

5 Make your initial investment by referring to "Buying shares."


Important information about opening a new account
To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT
Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the accounts such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity.

Other share classes of the funds, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.


Additional payments to financial intermediaries

Shares of the Portfolio are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the Portfolio in two principal ways:

- directly, by the payment of sales commissions, if any; and
- indirectly, as a result of the Portfolio paying Rule 12b-1 fees.

Certain firms may request, and John Hancock Funds, LLC (the "Distributor") may agree to make, payments in addition to sales commissions and 12b-1 fees out of the Distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the Portfolio's shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the Portfolio and that are willing to cooperate with the Distributor's promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the Portfolio's net assets, which, as well as benefiting the Portfolio, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature the Portfolio in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor's marketing efforts by allowing the Adviser to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the Portfolio, the intermediary may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Portfolio.

The SAI discusses the Distributor's revenue sharing arrangements in more detail. An intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask the firm about any payments it receives from the Distributor or the Portfolio, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with a firm relating to the provision of services to the Portfolios, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the Portfolio. If an intermediary provides these services, the Adviser or the Portfolio may compensate the intermediary for these services. In addition, an intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the Portfolio.

                                                                  YOUR ACCOUNT 7

--------------------------------------------------------------------------------
Buying shares

            Opening an account                                        Adding to an account
------------------------------------------------------------------------------------------------------------------------------------
 By check
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]   - Make out a check for the investment amount,             - Make out a check for the investment amount, payable to
              payable to "John Hancock Signature Services, Inc."        "John Hancock Signature Services, Inc."

            - Deliver the check and your completed application        - If your account statement has a detachable investment slip,
              to your financial representative, or mail them to         please complete in its entirety. If no slip is available,
              Signature Services                                        include a note specifying the Portfolio's name(s), your
              (address below).                                          share class, your account number and the name(s) in which
                                                                        the account is registered.

                                                                      - Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services
                                                                        (address below).


------------------------------------------------------------------------------------------------------------------------------------
 By exchange
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]   - Call your financial representative or Signature         - Call your financial representative or Signature
              Services to request an exchange.                          Services to request an exchange.

            - You may only exchange Class I shares for other          - You may only exchange Class I shares for other Class I
              Class I shares or Money Market Fund Class A shares.       shares or Money Market Fund Class A shares.

------------------------------------------------------------------------------------------------------------------------------------
 By wire
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]   - Deliver your completed application to your financial    - Obtain wiring instructions by calling Signature
              representative, or mail it to Signature Services.         Services at 1-888-972-8696.

            - Obtain your account number by calling your financial    - Instruct your bank to wire the amount of your investment.
              representative or Signature Services at 1-888-972-8696.   Specify the Portfolio's name, your share class, your account number and the name(s) in which the account is registered.
            - Obtain wiring instructions by calling Signature           Your bank may charge a fee to wire funds.
              Services at 1-888-972-8696.

            - Instruct your bank to wire the amount of your
              investment. Specify the fund name(s), your share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

------------------------------------------------------------------------------------------------------------------------------------
 By phone
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] See "By exchange" and "By wire."                            - Verify that your bank or credit union is a member of the
                                                                        Automated Clearing House ("ACH") system.

                                                                      - Complete the "To Purchase, Exchange or Redeem Shares
                                                                        via Telephone" and "Bank Information" sections on your
                                                                        account application.

                                                                      - Call Signature Services between 8:30 A.M. and 5:00 P.M.,
                                                                        Eastern Time on most business days to verify that these
                                                                        features are in place on your account.

                                                                      - Call your financial representative or Signature Services with the fund name(s), your share class, your account
                                                                        number, your address, the name(s) in which the account
                                                                        is registered and the amount of your investment.

------------------------------------------------
   Address:
   John Hancock Signature Services, Inc.
   1 John Hancock Way, Suite 1001
   Boston, MA 02217-1001

   Phone Number: 1-888-972-8696

   Or contact your financial representative for
   instructions and assistance.
------------------------------------------------

8 YOUR ACCOUNT

--------------------------------------------------------------------------------
Selling shares



                                                                         To sell some or all of your shares
------------------------------------------------------------------------------------------------------------------------------------
By letter
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] - Sales of any amount.                                         - Write a letter of instruction indicating the Portfolio
                                                                           name, your account number, your share class, the name(s)
                                                                           in which the account is registered and the dollar value
                                                                           or number of shares you wish to sell.

                                                                         - Include all signatures and any additional documents
                                                                           that may be required (see next page).

                                                                         - Mail the materials to Signature Services.

                                                                         - A check or wire will be sent according to your letter
                                                                           of instruction.

                                                                         - Certain requests will require a Medallion signature
                                                                           guarantee. Please refer to "Selling shares in writing"
                                                                           on the next page.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] Amounts up to $100,000:                                        - Redemption proceeds of up to $100,000 may be sent
                                                                           by wire or check. A check will be mailed to the exact
          - Most accounts.                                                 name(s) and address on the account.

          Amounts up to $5 million:                                      - To place your request with a representative at John
                                                                           Hancock Funds, call Signature Services between 8:30 A.M.
         - Available to the following types of accounts: custodial         and 5:00 P.M., Eastern Time on most business days or your
           accounts held by banks, trust companies or broker-dealers;      financial representative.
           endowments and foundations; corporate accounts; group
           retirement plans; and pension accounts (excluding IRAs,       - Redemption proceeds exceeding $100,000 must be wired to
           403(b) plans and all John Hancock custodial retirement          your designated bank account.
           accounts).
                                                                         - Redemption proceeds exceeding $100,000 and sent by check will require a letter of instruction with a Medallion
                                                                           signature guarantee. Please refer to "Selling shares in
                                                                           writing" on the next page.

------------------------------------------------------------------------------------------------------------------------------------
 By wire or electronic funds transfer ("EFT")
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] - Requests by letter to sell any amount.                       - To verify that the telephone redemption privilege
                                                                           is in place on an account, or to request the forms
          - Qualified requests by phone to sell up to $5 million           to add it to an existing account, call Signature
            (accounts with telephone redemption privileges).               Services.

                                                                         - Amounts of $5 million or more will be wired on the next
                                                                           business day.

                                                                         - Amounts up to $100,000 may be sent by EFT or by
                                                                           check. Funds from EFT transactions are generally
                                                                           available by the second business day. Your bank may
                                                                           charge a fee for this service.

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] - Sales of any amount.                                         - Obtain a current prospectus for the fund into
                                                                           which you are exchanging by calling your financial
                                                                           representative or Signature Services.

                                                                         - You may only exchange Class I shares for other
                                                                           Class I shares or Money Market Fund Class A shares.

                                                                         - Call your financial representative or Signature
                                                                           Services to request an exchange.


                                                                  YOUR ACCOUNT 9

Selling shares in writing
In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

- your address of record has changed within the past 30 days;
- you are selling more than $100,000 worth of shares -- this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock;
- you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts); or
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

------------------------------------------------------------------------------------------------------------------------------------
Seller                                                               Requirements for written requests
------------------------------------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts (custodial         - Letter of instruction.
accounts for minors).
                                                                     - On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

                                                                     - Medallion signature guarantee, if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------

Owners of corporate, sole proprietorship, general partner            - Letter of instruction.
or association accounts.
                                                                     - Corporate business/organization resolution, certified within the past 12 months, or a John Hancock Funds business/
                                                                       organization certification form.

                                                                     - On the letter and the resolution, the signature of the
                                                                       person(s) authorized to sign for the account.

                                                                     - Medallion signature guarantee, if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------

Owners or trustees of trust accounts.                                - Letter of instruction.

                                                                     - On the letter, the signature(s) of the trustee(s).

                                                                     - Copy of the trust document, certified within the past 12 months, or a John Hancock Funds trust certification form.

                                                                     - Medallion signature guarantee, if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------

Joint tenancy shareholders with rights of survivorship with          - Letter of instruction signed by surviving tenant.
a deceased co-tenant(s).
                                                                     - Copy of death certificate.

                                                                     - Medallion signature guarantee, if applicable (see above).

                                                                     - Inheritance Tax Waiver (if applicable).

------------------------------------------------------------------------------------------------------------------------------------

Executors of shareholder estates.                                    - Letter of instruction signed by executor.

                                                                     - Copy of order appointing executor, certified within the past
                                                                       12 months.

                                                                     - Medallion signature guarantee, if applicable (see above).

                                                                     - Inheritance Tax Waiver (if applicable).

------------------------------------------------------------------------------------------------------------------------------------
Administrators, conservators, guardians and other sellers            - Call 1-888-972-8696 for instructions.
or account types not listed above.

------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for
instructions and assistance.
----------------------------------------------

10 YOUR ACCOUNT

--------------------------------------------------------------------------------
Transaction policies

Valuation of shares
The net asset value ("NAV") per share for the Portfolio and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The NAV for the Portfolio is calculated based upon the NAVs of the Underlying Funds in which it invests. The prospectuses for the Underlying Funds explain the circumstances under which those funds use fair-value pricing and the effects of doing so.


Buy and sell prices
When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.


Execution of requests
The Portfolio is open on those days when the New York Stock Exchange is open, typically Monday through Friday (except for certain holidays, as detailed in the SAI). Purchase and redemption requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the Portfolio has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the Portfolio may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.


Telephone transactions
For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.


Exchanges
You may exchange Class I shares for shares of any other John Hancock fund, Class I shares of other John Hancock funds or Money Market Fund Class A Shares. The registrations for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I shares.

The Portfolio may change or cancel its exchange policies at any time upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Under certain circumstances, an investor who purchases Class I Shares in the Portfolio pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the Portfolio may be afforded an opportunity to make a conversion of Class A Shares owned by the investor in the same Portfolio to Class I Shares of that Portfolio. Conversion of Class A Shares to Class I Shares of the same Portfolio in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see "Tax Status and Taxation of Each Fund" in the SAI for information regarding taxation upon the redemption or exchange of shares of the Portfolio (see the back cover of this prospectus).

Excessive trading
The Portfolio is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of the Portfolio can disrupt investment strategies and may increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders
Purchases and exchanges should be made primarily for investment purposes. The Portfolio reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the Portfolio may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the Portfolio or its agents determine that accepting the order could interfere with the efficient management of the Portfolio or otherwise not be in the Portfolio's best interest in light of unusual trading activity related to your account. In the event that the Portfolio rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The Portfolio reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Portfolio's judgment, such delay would be in the Portfolio's best interest, in which case both the redemption and purchase side of the exchange will receive the Portfolio's NAVs at the conclusion of the delay period. The Portfolio, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.


Exchange limitation policies
The Board of Trustees has adopted the following policies and procedures by which the Portfolio, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.


Limitation on exchange activity
The Portfolio, through its agents, undertakes to use its best efforts to exercise its right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a Portfolio account in an amount of $5,000 or more, exchanges $1,000 or more out of that Portfolio account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the Portfolio to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Portfolio believes that they are advantageous to shareholders and do not offer an effective

                                                                 YOUR ACCOUNT 11
means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the Portfolio's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices." Depending upon the composition of the Portfolio's shareholder accounts and in light of the limitations on the ability of the Portfolio to detect and curtail excessive trading practices, a significant percentage of the Portfolio's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the Portfolio considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.


Limitation on the ability to detect and curtail excessive trading practices
Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the Portfolio to prevent excessive trading, there is no guarantee that the Portfolio or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Portfolio and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Portfolio will not always be able to detect frequent trading activity, investors should not assume that the Portfolio will be able to detect or prevent all frequent trading or other practices that disadvantage the Portfolio. For example, the ability of the Portfolio to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the Portfolio's beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the Portfolio, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Portfolio.


Excessive trading risk
To the extent that the Portfolio or its agents are unable to curtail excessive trading practices in the Portfolio, these practices may interfere with the efficient management of the Portfolio and may result in the Portfolio engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Portfolio's operating costs and decrease the Portfolio's investment performance. Maintenance of higher levels of cash balances would possibly likewise result in lower Portfolio investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

- A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
- A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
- A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of the Portfolio's assets. The Portfolio that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the Portfolio shares held by other shareholders.



Account information
JHF III is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, JHF III may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.


Certificated shares
The Portfolio does not issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services along with a letter of instruction or a stock power and a signature guarantee.


Sales in advance of purchase payments
When you place a request to sell shares of the Portfolio for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Portfolio will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.


--------------------------------------------------------------------------------
Dividends and account policies

Account statements
In general, you will receive account statements as follows:

- after every transaction (except a dividend reinvestment) that affects your account balance
- after any changes of name or address of the registered owner(s)
- in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.


12 YOUR ACCOUNT

Dividends
The Portfolio generally distributes most or all of its net earnings at least annually in the form of dividends. The Portfolio typically declares and pays income dividends at least annually. Any capital gains are distributed at least annually.


Dividend reinvestments
Most investors have their dividends reinvested in additional shares of the same Portfolio and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you may choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.


Taxability of dividends
Dividends you receive from the Portfolio, whether reinvested or taken as cash, are generally considered taxable. Dividends from the Portfolio short-term capital gains are taxable as ordinary income. Dividends from the Portfolio's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the Portfolio's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.


Taxability of transactions
Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of a share you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.


--------------------------------------------------------------------------------
Additional investor services

Disclosure of portfolio holdings
The Portfolio's Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix B of the SAI and the portfolio holdings information can be found at: www.jhfunds.com.

The holdings of the Portfolio will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the Portfolio. The information described above will remain on the Web site until the date the Portfolio files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. The Portfolio's Form N-CSR and Form N-Q will contain the Portfolio's entire holdings as of the applicable calendar quarter end.

                                                                 YOUR ACCOUNT 13

--------------------------------------------------------------------------------

Risks of Investing in the Portfolio
--------------------------------------------------------------------------------

Commodity risk
Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.


Derivatives risk
The Portfolio's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.


Exchange traded funds (ETFs) risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees, which increase their costs.


Fund of funds risk
The Portfolio's ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of Underlying Funds. In addition, achieving the Portfolio's objective will depend on the performance of the Underlying Funds, which depends on the Underlying Funds' ability to meet their investment objectives. There can be no assurance that either the Portfolio or the Underlying Funds will achieve their investment objectives.

The Portfolio is subject to the same risks as the Underlying Funds in which it invests. The Portfolio invests in Underlying Funds which invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent the Portfolio invests in these securities directly or engages in hedging and other strategic transactions, the Portfolio will be subject to the same risks.


Investment company securities risk
The Portfolio bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests.


Non-diversification risk
Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. The Portfolio is not "diversified" within the meaning of the 1940 Act. This means it is allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with the Portfolio's investment strategies or techniques may be more pronounced for the Portfolio's than for funds that are "diversified." Although the Portfolio is non-diversified, the risks associated with non-diversification are lower for the Portfolio because it allocates its assets among multiple Underlying Funds.

Short sales risk
Short sales involve costs and risk. The Portfolio must pay the lender interest on the security it borrows, and the Portfolio will lose money if the price of the security increases between the time of the short sale and the date when the Portfolio replaces the borrowed security.


14 RISKS OF INVESTING IN THE PORTFOLIO

--------------------------------------------------------------------------------

Information about the Underlying Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Risks of Investing in Underlying Funds

By owning shares of Underlying Funds, the Portfolio indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium size companies and in fixed-income securities. Many of the Underlying Funds also invest in foreign securities. In addition, most of the Underlying Funds may invest in derivatives. To the extent that the Portfolio invests directly in these securities or investments, the Portfolio will be subject to the same risks.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The prices of equity securities fluctuate based on changes in companies' financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment. Even Underlying Funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Underlying Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Underlying Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value securities Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The Underlying Funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that a subadviser anticipates. All of the Underlying Funds that invest primarily in value securities are subject to these risks.

Growth securities Certain equity securities (generally known as "growth securities") are purchased primarily because a subadviser believes that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to market fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. All of the Underlying Funds that invest primarily in growth securities are subject to these risks.


Fixed-income securities risk
Fixed-income securities are generally subject to two principal types of risks:
(a) interest rate risk and (b) credit quality risk.

Interest rate risk Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit and counterparty risk This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter ("OTC") derivatives contract, see "Hedging and other strategic transactions risk," or a borrower of an Underlying Fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The Underlying Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Fund's share prices and income levels. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their subdivisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Underlying Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than "Baa" by Moody's or "BBB" by Standard & Poor's ("S&P"), or determined by a subadviser to be of comparable quality to securities so


                                       INFORMATION ABOUT THE UNDERLYING FUNDS 15
rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their subdivisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers' continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, an Underlying Fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of Underlying Fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, an Underlying Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, an Underlying Fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Underlying Fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.


Investment grade fixed-income securities in the lowest rating category Investment grade fixed-income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.


Lower rated fixed-income securities and high yield securities risk
Lower rated fixed-income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

- Risk to principal and income Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
- Price volatility The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.
- Liquidity The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
- Dependence on subadviser's own credit analysis While a subadviser to an Underlying Fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed-income securities Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed-income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed-income securities Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described below under "Foreign securities risk." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.


Foreign securities risk
Underlying Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect an Underlying Fund's investments. In the event of nationalization, expropriation or other confiscation, an Underlying Fund could lose its entire investment in a foreign security.

All funds that invest in foreign securities are subject to these risks. These risks are particularly pronounced for some Underlying Funds, which may invest a significant portion of their assets in foreign securities.

In addition, funds that invest a significant portion of their assets in the securities of issuers based in countries with "emerging market" economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks

16 INFORMATION ABOUT THE UNDERLYING FUNDS of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of an Underlying Fund's investments. Currency risk includes both the risk that currencies in which an Underlying Fund's investments are traded, or currencies in which an Underlying Fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.

An Underlying Fund may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the Underlying Fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the Underlying Fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. An Underlying Fund may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund's currency exposure being substantially different than that suggested by its securities investments.

All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Currency risk is particularly pronounced for certain Underlying Funds, which regularly enter into derivative foreign currency transactions and may take active long and short currency positions through exchange-traded and OTC foreign currency transactions for investment purposes. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase an Underlying Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.


Hedging and other strategic transactions risk
Certain of the Underlying Funds may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. The Underlying Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The Underlying Funds also may use derivatives as a way to adjust efficiently the exposure of the Underlying Funds to various securities, markets and currencies without the Underlying Funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the Underlying Funds may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes an Underlying Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the Underlying Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Underlying Fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, an Underlying Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Underlying Fund when the Underlying Fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the Underlying Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Underlying Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Underlying Fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent an Underlying Funds contracts with a limited number of counterparties, the Underlying Fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the Underlying Fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of an Underlying Fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select an Underlying Fund's portfolio securities. If the transaction is not successful it could result in a loss to the Underlying Fund. These transactions may also increase the volatility of an Underlying Fund and may involve a small investment of


                                       INFORMATION ABOUT THE UNDERLYING FUNDS 17
cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed an Underlying Fund's initial investment in such contracts. In addition, these transactions could result in a loss to the Underlying Fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent the Portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.


Liquidity risk
Liquidity risk exists when particular securities are difficult to sell due to a limited market or to legal restrictions, such that an Underlying Fund may be prevented from selling particular securities at an advantageous price. Certain Underlying Funds may be subject to liquidity risk. Underlying Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. These securities are more likely to be fair valued. Liquidity risk may also exist when an Underlying Fund has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements or closing out a short sale). This risk may be particularly pronounced for certain international equity funds, which may make investments in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.


Management risk

Each Underlying Fund is subject to management risk because it relies on its subadviser's ability to pursue the Fund's objective. A subadviser will apply investment techniques and risk analyses in making investment decisions for the Underlying Fund, but there can be no guarantee that these will produce the desired results. The subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. The Underlying Funds generally do not attempt to time the market and instead generally stay fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, an Underlying Fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent an Underlying Fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.


Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller- or medium-sized market capitalizations.

Non-diversification risk
Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain Underlying Funds are not "diversified" within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with the investment strategies or techniques of an Underlying Fund may be more pronounced for such Underlying Fund than for funds that are "diversified."


18 INFORMATION ABOUT THE UNDERLYING FUNDS

--------------------------------------------------------------------------------
Description of the Funds

The Portfolio may invest in any Underlying Funds. The following tables set forth for the Funds of JHF, JHF II and JHF III: (i) the names of the Funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class NAV shares of the Funds for the current fiscal year; and (iii) brief descriptions of the Funds' investment goals and principal strategies. Additional investment practices are described in the Portfolio's SAI and in the prospectuses for these Funds. The Portfolio may also invest in other Underlying Funds not described in these tables.

------------------------------------------------------------------------------------------------------------------------------------
Funds -- John Hancock Capital Series
------------------------------------------------------------------------------------------------------------------------------------

                                    Estimated
Fund and subadviser(s)              expense ratio             Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
International Classic Value Fund    1.11%                     Seeks long-term growth of capital by investing at least 80% of
Pzena Investment Management, LLC                              its assets in equity securities of foreign companies of any size.
                                                              Under normal circumstances, the Fund will invest in at least six countries throughout the world.

------------------------------------------------------------------------------------------------------------------------------------
Greater China Opportunities Fund    1.25%                     Seeks long-term capital appreciation by investing at least 80% of
MFC Global Investment Management                              its assets in equity securities of companies located in China,
(U.S.A.), Limited                                             Hong Kong or Taiwan (Greater China).


------------------------------------------------------------------------------------------------------------------------------------
Funds -- John Hancock Funds II
------------------------------------------------------------------------------------------------------------------------------------

                                    Estimated
Fund and subadviser(s)              expense ratio             Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
International Opportunities Fund    1.00%                     Seeks long-term growth of capital by normally investing at least 65%
Marsico Capital Management, LLC                               of long-term its assets in common stocks of foreign companies selected for their growth potential. The Fund may invest in companies of any size throughout the world and normally invests in issuers from at least three different countries not including the U.S. It may invest in common stocks of companies operating in emerging markets.

------------------------------------------------------------------------------------------------------------------------------------
International Small Cap Fund        1.13%                     Seeks long-term capital appreciation by investing primarily in the
Templeton Investment Counsel, Inc.                            common stock of smaller companies outside the U.S. and normally invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities issued by foreign companies which have total stock market capitalizations or annual revenues  of $4 billion or less ("small company securities").
------------------------------------------------------------------------------------------------------------------------------------
International Small Company Fund    1.14%                     Seeks long-term capital appreciation by investing its assets
Dimensional Fund Advisors, Inc.                               in equity securities of non-U.S. small companies of developed and emerging markets countries.

------------------------------------------------------------------------------------------------------------------------------------
International Value Fund            0.96%                     Seeks long-term growth of capital by normally investing primarily
Templeton Investment Counsel, Inc.                            in equity securities of companies located outside the U.S., including emerging markets.

------------------------------------------------------------------------------------------------------------------------------------
Funds -- John Hancock Funds III
------------------------------------------------------------------------------------------------------------------------------------

                                    Estimated
Fund and subadviser(s)              expense ratio             Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
International Growth Fund           1.10%                     Seeks to achieve high total return by seeking to outperform
Grantham, Mayo, Van Otterloo & LLC                            its benchmark, the S&P/Citigroup Primary Market Index Europe,
                                                              Pacific, Asia Composite Growth Style Index.* The Fund typically invests in a diversified mix of equity investments from developed markets outside the U.S.

* "Standard & Poor's(R)" is a trademark of The McGraw-Hill Companies, Inc.

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 19

--------------------------------------------------------------------------------

Portfolio Details
--------------------------------------------------------------------------------

Business structure
The diagram below shows the basic business structure used by JHF III.
The Board of Trustees of JHF III oversees its business activities and retains the services of the various firms that carry out the operations of the Portfolio.

The Board of Trustees have the power to change the investment goal of the Portfolio without shareholder approval.

Management fees
The Portfolio pays the Adviser for its services to the Portfolio a fee that is stated as an annual percentage of the current value of the net assets of the Portfolio determined in accordance with the following schedule.

--------------------------------------------------------------------------------
Management fee schedule
--------------------------------------------------------------------------------

The Portfolio pays the Adviser a management fee that has two components: (a) a fee on assets invested in affiliated Funds ("Fund Assets") and (b) a fee on assets invested in Nonaffiliated Underlying Funds ("Other Assets").

The fee on Fund Assets is stated as an annual percentage of the current value of the net assets of the Portfolio determined in accordance with the following schedule and that rate is applied to the Fund Assets of the Portfolio.

                                                              Excess over
                                       First $500 million     $500 million
--------------------------------------------------------------------------------
 Net Assets of Portfolio
 invested in Fund Assets               0.050%                 0.040%
--------------------------------------------------------------------------------

The actual rate charged from December 29, 2006 (comment of operations) to February 28, 2007, for managing all Fund Assets was 0.00%.

The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the Portfolio, determined in accordance with the following schedule and that rate is applied to the Other Assets of the Portfolio.


                                                              Excess over
                                       First $500 million     $500 million
--------------------------------------------------------------------------------
 Net Assets of Portfolio
 investment in Other Assets            0.500%                 0.490%
--------------------------------------------------------------------------------

The actual rate charged from December 29, 2006 (comment of operations) to February 28, 2007, for managing all Other Assets was 0.00%.

                                                               --------------
                                                                Shareholders -----------------------|
                                                               --------------                       |
                                                                     |                              |
                                                                     |                              |
            |---                                -----------------------------------------------     |
            |                                            Financial services firms and               |
            |                                                their representatives                  |
            |                                                                                       |
            |                                      Advise current and prospective share-            |
            |     Distribution and     |-------- holders on their Portfolio investments, often -----|
            |   shareholder services   |         in the context of an overall financial plan        |
            |                          |        -----------------------------------------------     |
            |                          |                                                            |
            |                          |                                                            |
            |     -------------------------------------------              --------------------------------------------------
            |                 Principal distributor                                          Transfer agent
            |
            |                John Hancock Funds, LLC                              John Hancock Signature Services, Inc.
            |
            |    Markets the Portfolio and distributes shares                Handles shareholder services, including record-
            |    through selling brokers, financial planners                keeping and statements, distribution of dividends
            |       and other financial representatives.                         and processing of buy and sell requests.
            |---  -------------------------------------------              --------------------------------------------------
                                       |                                                            |
                                       |                                                            |
                                       --------------------------------------------------------------
                                                                       |
--------------------------------     --------------------------------- |  ----------------------------------------             ---|
           Subadviser                       Investment adviser         |                   Custodian                              |
                                                                       |                                                          |
 MFC Global Investment Management         John Hancock Investment      |         State Street Bank & Trust Company                |
        (U.S.A.) Limited                 Management Services, LLC      |             2 Avenue de Lafayette                        |
      200 Bloor Street East                 601 Congress Street        |               Boston, MA 02111                   Asset   |
Toronto, Ontario, Canada M4W 1ES   ---    Boston, MA 02210-2805        |                                               management |
                                                                       |   Holds the Portfolio's assets, settles all              |
  Provides portfolio management           Manages the Portfolio's      |    Portfolio trades and collects most of                 |
          to the Portfolio.               business and investment      |        the valuation data required for                   |
                                      |        activities.                      calculating the Portfolio's NAV.                  |
--------------------------------     -------------------------------   |  ----------------------------------------             ---|
              |                                     |                  |                    |
              |                                     |                  |                    |
--------------------------------                    ----------------------------------------
      Subadviser consultant                                            |
                                                                       |
      Deutsche Investment                              -----------------------------------
    Management Americas Inc                                        Trustees
       345 Park Avenue
    New York, New York 10154                            Oversee the Portfolio's activities.
                                                       -----------------------------------
   Provides asset allocation
  consulting services to the
         subadviser.
--------------------------------

20 PORTFOLIO DETAILS

--------------------------------------------------------------------------------
Business structure

Adviser
John Hancock Investment Management Services, LLC is the Adviser to the
Portfolio.

The Adviser administers the business and affairs of the Portfolio. The Adviser also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all series of the Portfolio.

The Adviser does not itself manage any of the Portfolio's assets but has ultimate responsibility to oversee the subadviser in this connection, the
Adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the Portfolio, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Trustees of JHF III.

JHF III relies on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. JHF III, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF III (other than by reason of serving as subadviser to a JHF III Fund, including a Portfolio) or to change a subadvisory fee of a subadviser without the approval of shareholders.


Subadviser
MFC Global (U.S.A.) is the subadviser to the Portfolio and formulates a continuous investment program for the Portfolio consistent with its investment goal and strategies. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly-owned subsidiary of MFC. The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to its investments and the investment decisions made by the Adviser or subadviser to an investment company or similar entity which is purchased by the Portfolio.

Deutsche Investment Management Americas Inc. ("DeAM") provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Portfolio. DeAM provides investment advisory services to retail and institutional clients. DeAM is a wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.

The subadviser is compensated by the Adviser, and not by the Portfolio. Similarly, DeAM is compensated by the subadviser, and not by the Portfolio.


Portfolio manager
Steve Orlich has been the portfolio manager of the Portfolio since inception. Mr. Orlich joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation.

Appendix C of the SAI includes information about the portfolio manager, including information about his compensation, accounts he manages other than the Portfolio and his ownership of Portfolio shares, if any.

Advisory and subadvisory contracts

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory and subadvisory contracts of the Portfolio is available in the Portfolio's annual report to shareholders for the period ended February 28, 2007.


                                                            PORTFOLIO DETAILS 21

--------------------------------------------------------------------------------

Financial highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Financial highlights

The financial highlights table below for the Portfolio is intended to help investors understand the financial performance of the Portfolio since inception. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

The financial statements of the Portfolio as of February 28, 2007, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the Portfolio's financial statement, in the Portfolio's annual report, which have been incorporated by reference into the SAI and are available upon request.

--------------------------------------------------------------------------------
 International Allocation Portfolio                           PERIOD ENDED
--------------------------------------------------------------------------------
 CLASS I SHARES                                                 2-28-07(a)
--------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
 Net asset value, beginning of period                            $10.00
--------------------------------------------------------------------------------
 Net investment lossh                                               (--)(j)
--------------------------------------------------------------------------------
 Net realized and unrealized loss on investments                  (0.03)
--------------------------------------------------------------------------------
 Total from investment operations                                 (0.03)
--------------------------------------------------------------------------------
 Net asset value, end of period                                   $ 9.97
--------------------------------------------------------------------------------
 Total return (%)                                                  (0.30)(k,l,m)
--------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
 Net assets, end of period (in millions)                         $   --(n)
--------------------------------------------------------------------------------
 Ratio of net expenses to average net assets (%)                   0.17(r)
--------------------------------------------------------------------------------
 Ratio of gross expenses to average net assets (%)                25.01(p,r)
--------------------------------------------------------------------------------
 Ratio of net investment loss to average net assets (%)           (0.17)(r)
--------------------------------------------------------------------------------
 Portfolio turnover (%)                                              3(m)
--------------------------------------------------------------------------------

a Class I shares began operations on 12-29-06.
h Based on the average of the shares outstanding.
j Less than $(0.01) per share.
k Assumes dividend reinvestment.
l Total returns would have been lower had certain expenses not been reduced during the period shown.
m Not annualized.
n Less than $500,000.
p Does not take into consideration expense reductions during the period shown. r Annualized.

22 FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on the Portfolio:

Annual/Semi-Annual Report to Shareholders

The annual and semiannual reports include financial statements. The annual report also includes a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year in addition to the auditors' report.

Statement of Additional Information

The SAI contains more detailed information on all aspects of the Portfolio, including a summary of the policy of JHF III regarding disclosure of the Portfolio's holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current prospectus, annual/semi-annual report or the SAI, please contact Signature Services:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696

By EASI-Line: 1-800-597-1897

By TDD: 1-800-554-6713

On the Internet: www.jhfunds.com

Or you may view or obtain these documents and other information about the Portfolio from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

SEC No. 811-21777

(C)2007 JOHN HANCOCK FUNDS, LLC 318IPN 7/07

--------------------------------------------------------------------------------

[LOGO]John Hancock(R)
      the future is yours

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

--------------------------------------
Now available: electronic delivery
www.jhfunds.com/edelivery
--------------------------------------

                             JOHN HANCOCK FUNDS III

                       Statement of Additional Information

                                  July 1, 2007

John Hancock Active Value Fund
John Hancock Global Fund
John Hancock Growth Fund
John Hancock Growth Opportunities Fund
John Hancock International Allocation Portfolio
John Hancock International Core Fund
John Hancock International Growth Fund
John Hancock Intrinsic Value Fund
John Hancock U.S. Core Fund
John Hancock U.S. Quality Equity Fund
John Hancock Value Opportunities Fund

This Statement of Additional Information ("SAI") provides information about the series (each a "Fund") of John Hancock Funds III ("JHF III"), in addition to the information that is contained in each Fund's current prospectus (the "Prospectus"). Where relevant, this SAI refers to one Fund, the John Hancock International Allocation Portfolio, as the "Portfolio."

The SAI is not a prospectus. It should be read in conjunction with the Prospectus. The SAI incorporates by reference each Fund's Annual Report. A copy of the Prospectus or Annual Report can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                              Boston, MA 02217-1000
                                  800-225-5291
                                 www.jhfunds.com

                                TABLE OF CONTENTS

ORGANIZATION OF THE FUNDS......................................................3
INVESTMENT OBJECTIVE AND POLICIES..............................................3
DESCRIPTIONS AND RISKS OF FUND INVESTMENTS.....................................4
USES OF DERIVATIVES...........................................................18
INVESTMENT RESTRICTIONS.......................................................21
PORTFOLIO TURNOVER............................................................24
DISCLOSURE OF PORTFOLIO HOLDINGS..............................................24
THOSE RESPONSIBLE FOR MANAGEMENT..............................................25
SHAREHOLDERS OF JHF III.......................................................32
INVESTMENT ADVISORY AND OTHER SERVICES........................................37
DISTRIBUTION CONTRACTS........................................................41
SALES COMPENSATION............................................................45
NET ASSET VALUE...............................................................48
INITIAL SALES CHARGE ON CLASS A SHARES........................................50
DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES...........................52
ELIGIBLE INVESTORS FOR CLASS R1 SHARES........................................55
SPECIAL REDEMPTIONS...........................................................55
ADDITIONAL SERVICES AND PROGRAMS..............................................56
PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES...............................57
DESCRIPTION OF FUND SHARES....................................................58
TAXES.........................................................................60
BROKERAGE ALLOCATION..........................................................66
TRANSFER AGENT SERVICES.......................................................69
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................69
REPORTS TO SHAREHOLDERS.......................................................70
CUSTODY OF PORTFOLIO..........................................................70
LEGAL AND REGULATORY MATTERS..................................................70
CODES OF ETHICS...............................................................70
Appendix A - Commercial Paper and Corporate Debt Ratings.....................A-1
Appendix B - Policy Regarding Disclosure of Portfolio Holdings...............B-1
Append C - Portfolio Manager Information.....................................C-1
Appendix D - Proxy Voting Summary for the JHF III and for the Subadviser.....D-1

ORGANIZATION OF THE FUNDS

Each Fund is a series of JHF III, an open-end investment management company organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts.

John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC) (the "Adviser") is the investment adviser to the Funds. The Adviser is a Delaware limited liability company whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The ultimate controlling parent of the Adviser is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.


Manulife Financial is a leading Canadian-based financial services group serving millions of customers in 19 countries and territories worldwide. Operating as Manulife Financial in Canada and Asia, and primarily through John Hancock in the United States, the company offers clients a diverse range of financial protection products and wealth management services through its extensive network of employees, agents and distribution partners. Assets under management by Manulife Financial and its subsidiaries amounted to approximately Cdn$414 billion (US$355 billion) as of December 31, 2006.


Manulife Financial Corporation trades as "MFC" on the Toronto Stock Exchange, New York Stock Exchange (the "NYSE") and Pacific Stock Exchange, and under "0945" on the Stock Exchange of Hong Kong. Information about Manulife Financial can be found on the Internet at www.manulife.com.



The Funds have different dates for the commencement of operations, which are listed below:


---------------------------------- -----------------------------
Fund                                Commencement of Operations
---------------------------------- -----------------------------
Growth Fund                         June 12, 2006
---------------------------------- -----------------------------
Growth Opportunities Fund           September 16, 2005
---------------------------------- -----------------------------
International Allocation Portfolio  January 4, 2007
---------------------------------- -----------------------------
International Core Fund             September 16, 2005
---------------------------------- -----------------------------
International Growth Fund           June 12, 2006
---------------------------------- -----------------------------
Intrinsic Value Fund                June 12, 2006
---------------------------------- -----------------------------
U.S. Core Fund                      June 12, 2006
---------------------------------- -----------------------------
Value Opportunities Fund            June 12, 2006
---------------------------------- -----------------------------

The Active Value Fund, Global Fund and U.S. Quality Equity Fund have not yet commenced operations.

INVESTMENT OBJECTIVE AND POLICIES

The principal strategies and risks of investing in each Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or the SAI, the investment objective and policies of the Funds may be changed without shareholder approval.

Diversified and Non-Diversified Funds. As set forth in "Investment Restrictions" below, certain Funds are "diversified" funds and, accordingly, are required to satisfy the "diversified" fund requirements under the Investment Company Act of 1940, as amended (the "1940 Act"), which require that at least 75% of the value of a "diversified" fund's total assets be represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities that, for the purpose of this calculation, are limited in respect of any one issuer to an amount not greater than 5% of the value of the fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer.

As stated in the Prospectus, certain Funds are "non-diversified" funds under the 1940 Act, and as such are not required to satisfy the "diversified" requirements stated above. A non-diversified fund is permitted (but is not required) to invest a higher percentage of its assets in the securities of fewer issuers. Such concentration could increase the risk of loss to a Fund resulting from a decline in the market value of any one portfolio security. Investment in a non-diversified fund may entail greater risks than investment in a diversified fund.

All Funds, whether diversified or non-diversified, must nevertheless meet diversification standards to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), as discussed further under "Taxes."

DESCRIPTIONS AND RISKS OF FUND INVESTMENTS

The following is a description of investment practices in which the Funds may engage and the risks associated with their use. Not all Funds may engage in all practices described below. Please refer to descriptions of the Funds in the Prospectus regarding the practices in which a particular Fund may engage.

Common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of such entity's preferred stock and other senior equity. Ownership of common stock usually carries with it the right to vote and, frequently, an exclusive right to do so. Common stocks have the potential to outperform fixed-income securities over the long term. Common stocks provide the most potential for growth yet are the more volatile of the two asset classes.

Preferred stocks. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer's common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible securities. Investments in convertible securities are not subject to the rating criteria with respect to their non-convertible debt obligations. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. The market value of convertible securities can also be heavily dependent upon the changing value of the equity securities into which such securities are convertible, depending on whether the market price of the underlying security exceeds the conversion price. Convertible securities generally rank senior to common stock in an issuer's capital structure and consequently entail less risk than the issuer's common stock. Therefore, investment risk is reduced because, in the event of bankruptcy, the issuer would be required to pay off the convertible securities before the common stock. However, the extent to which such risk is reduced depends upon the degree to which the convertible security sells above its value as a fixed-income security.

Securities of Foreign Issuers. Certain Funds may invest in the securities of foreign issuers in the form of sponsored and unsponsored American Depository Receipts ("ADRs"), U.S. dollar-denominated securities of foreign issuers traded on U.S. exchanges and foreign securities traded in foreign and local markets on foreign exchanges.

ADRs (sponsored and unsponsored) are receipts, typically issued by U.S. banks, which evidence ownership of underlying securities issued by a foreign corporation. ADRs are publicly traded on a U.S. stock exchange or in the over-the-counter ("OTC") market. An investment in foreign securities including ADRs may be affected by changes in currency rates and in exchange control regulations. Issuers of unsponsored ADRs are not contractually obligated to disclose material information including financial information, in the United States and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR.

Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect a Fund's net asset value ("NAV"), the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that a Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through OTC markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the NYSE, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges; nevertheless, each Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of a Fund, political or social instability, or diplomatic developments, which could affect United States investments in those countries. Moreover, individual foreign economies may differ unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, in some cases capital gains and interest payable on certain of a Fund's foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. See "Securities of Emerging Market Issuers or Countries" below.

The U.S. Government has from time to time imposed restrictions, through taxation and otherwise, on foreign investments by U.S. investors, such as the Funds. If such restrictions should be reinstituted, it might become necessary for a Fund to invest all or substantially all of its assets in foreign securities. In such event, the Fund would review its investment objective and investment policies to determine whether changes are appropriate.

A Fund's ability and decision to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of the Funds are redeemable on a daily basis in U.S. dollars, the Funds intend to manage their portfolios so as to give reasonable assurance that they will be able to obtain U.S. dollars. Under present conditions, it is not believed that these considerations will have any significant effect on the Funds' portfolio strategies.

Securities of Emerging Market Issuers or Countries. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and developed foreign countries. In addition, the securities markets of emerging countries may be subject to a lower level of monitoring and regulation. Government enforcement of existing securities regulations also has been extremely limited, and any such enforcement may be arbitrary and the results difficult to predict with any degree of certainty. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of some emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. Economies in emerging markets also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of countries with emerging markets also may be predominantly based on only a few industries or dependent on revenues from particular commodities. In many cases, governments of emerging market countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of debt instruments to make payments on their debt obligations, regardless of their financial condition.

Depository Receipts. Many of the Funds may invest in ADRs, Global Depository Receipts ("GDRs"), and European Depository Receipts ("EDRs") (collectively, "Depository Receipts") consistent with a Fund's investment objective. Depository Receipts generally evidence an ownership interest in a foreign security on deposit with a financial institution. Transactions in Depository Receipts usually do not settle in the same currency in which the underlying foreign securities are denominated or traded. Generally, ADRs are designed for use in the U.S. securities markets and EDRs are designed for use in European securities markets. GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.

Illiquid Securities. No Fund will invest more than 15% of its net assets in illiquid investments.

For this purpose, "illiquid securities" may include certain securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), including commercial paper issued in reliance on
Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. If the Board of Trustees of JHF III (the "Board") determines, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that these instruments are liquid, they will not be subject to the 15% limit on illiquid investments. The Board has adopted guidelines and delegated to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Board will, however, retain sufficient oversight and be ultimately responsible for these determinations. The Board will carefully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

As long as the Securities and Exchange Commission (the "SEC") maintains the position that most swap contracts, caps, floors, and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Board.

Hedging and Other Strategic Transactions. The Funds are authorized to use a variety of investment strategies. The strategies described below will be used primarily for hedging purposes, including hedging various market risks (such as fluctuations in interest rates and currency exchange rates, and broad or specific market movements), and managing the effective maturity or duration of debt instruments held by a Fund (such investment strategies and transactions are referred to as "Hedging and Other Strategic Transactions"). These strategies may also be used to gain exposure to a particular securities market.

Hedging refers to protecting against possible changes in the market value of securities a portfolio already owns or plans to buy or protecting unrealized gains in a Fund. These strategies may also be used to gain exposure to a particular market.

A detailed discussion of "Hedging and Other Strategic Transactions" follows. No Fund is obligated to pursue any of the strategies, and no Fund makes any representation as to the availability of these techniques at this time or at any time in the future. In addition, a Fund's ability to pursue certain of these strategies may be limited by the Commodity Exchange Act, as amended (the "CEA"), applicable rules and regulations of the CFTC thereunder and U.S. federal income tax considerations.

o exchange-listed and OTC put and call options on securities, financial futures contracts, currencies, fixed income indices and other financial instruments;

o    financial futures contracts (including stock index futures);

o    interest rate transactions;*

o    currency transactions;**

o swaps (including interest rate, index, equity, total return, credit default swaps and currency swaps); or

o    structured notes, including hybrid or "index" securities.

* A Fund's interest rate transactions may take the form of swaps, caps, floors and collars.

**   A Fund's  currency  transactions  may take  the  form of  currency  forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Hedging and Other Strategic Transactions may be used for the following purposes:

o to attempt to protect against possible changes in the market value of securities held or to be purchased by a Fund resulting from securities markets or currency exchange rate fluctuations;

o    to protect a Fund's unrealized gains in the value of its securities;

o    to facilitate the sale of a Fund's securities for investment purposes;

o    to manage the effective maturity or duration of a Fund's securities;


o to establish a position in the derivatives markets as a method of gaining exposure to a particular market; or

o to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

Options and Futures. Many of the Funds may use options and futures for various purposes. The use of options contracts, futures contracts, and options on futures contracts involves risk. Thus, while a Fund may benefit from the use of options, futures and options on futures, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in poorer overall performance for the Fund than if it had not entered into any options transactions or futures contracts. Losses incurred in transactions in options, futures and options on futures and the costs of these transactions will affect a Fund's performance.

Options. Funds that use options: (1) may enter into contracts giving third parties the right to buy portfolio securities from the Fund for a fixed price at a future date ("writing call options"); (2) may enter into contracts giving third parties the right to sell securities to the Fund for a fixed price at a future date ("writing put options"); and (3) may buy the right to purchase securities from third parties ("call options") or the right to sell securities to third parties ("put options") for a fixed price at a future date.

The extent to which a Fund will be able to write and purchase call and put options may be restricted by the Fund's intention to qualify as a regulated investment company under the Code.

Writing Options. Each Fund may seek to increase its return by writing call or put options on optionable securities or indexes. A call option written by a Fund on a security gives the holder the right to buy the underlying security from the Fund at a stated exercise price; a put option written by a Fund gives the holder the right to sell the underlying security to the Fund at a stated exercise price. In the case of options on indexes, the options are usually cash settled for the difference between the exercise price and the market value of the index.

A Fund will receive a premium for writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price and volatility of the underlying security or securities index to the exercise price of the option, the remaining term of the option, supply and demand, and interest rates. By writing a call option on a security held by the Fund, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. If the Fund does not hold the security underlying a call written by the Fund and the market price exceeds the exercise price, the Fund bears the risk that it will suffer a loss equal to the amount by which the market price exceeds the exercise price minus any premium received. By writing a put option on a security, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a loss equal to the amount by which the market price of the security is below the exercise price minus the premium received, unless the security subsequently appreciates in value.

If the writer of an option wishes to terminate its obligation, it may effect a closing purchase transaction. In the case of exchange-traded options, a Fund effects a closing purchase transaction by buying an option of the same series as the option previously written. The writer of an option may not effect a closing purchase transaction after it has been notified of the exercise of an option. The holder of an option may similarly liquidate its position by effecting a closing sale transaction. In the case of exchange-traded options, a Fund effects a closing sale transaction by selling an option of the same series as the option previously purchased. No guarantee exists that a Fund will be able to affect a closing purchase or a closing sale transaction at any particular time. An OTC option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty. If a Fund desires to sell a security on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

A Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option or the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or index of securities, any loss resulting from the closing of a written call option is likely to be offset in whole or in part by appreciation of the underlying security or securities owned by the Fund.

Purchasing Options. In order for a call option purchased by a Fund to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium paid by the Fund to the writer and transaction costs. Likewise, in order for a put option purchased by a Fund to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium paid by the Fund and transaction costs. A Fund's purchase of put options reduces any profit the Fund might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Risk Factors in Options Transactions. The holder of an "American" option can exercise its rights any time prior to expiration of the option. Consequently, the writer of an American option has no control over when the underlying securities or futures contracts must be sold, in the case of a call option, or purchased, in the case of a put option. If a call option is unexercised, the writer's gain (the amount of the premium) may be offset by a decline in the market value of the underlying security or futures contract during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security or futures contract. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security or futures contract at the exercise price, which will usually exceed the then market value of the underlying security or futures contract. The purchaser of an option risks losing the premium paid for the option plus related transaction costs.

An exchange-traded option may be closed out only on a national securities exchange ("Exchange"), which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, a Fund might not be able to affect a closing transaction for a particular option. As a result, the Fund, if it is the holder of an option, would be able to realize profits or limit losses only by exercising the option, and the Fund, if it is the writer of an option, would remain obligated under the option and would not be able to sell the underlying security or futures contract until the option expires or it delivers the underlying security or futures contract upon exercise. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) insufficient trading interest may exist in some options; (ii) restrictions may be imposed by an Exchange on opening or closing transactions, or both; (iii) trading halts, suspensions, or other restrictions may be imposed on particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled to discontinue options trading (or trading in a particular class or series of options) (although outstanding options on that Exchange that were issued by the Options Clearing Corporation as a result of trades on that Exchange should continue to be exercisable in accordance with their terms).

The Exchanges have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Funds, the Adviser and its affiliates, and other clients of the Adviser or the Adviser's affiliates may constitute such a group. These limits may restrict a Fund's ability to purchase or sell options on a particular security.

An OTC option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty. See "Swap Contracts and Other Two-Party Contracts -- Risk Factors in Swap Contracts, OTC Options and Other Two-Party Contracts" below.

Futures. To the extent consistent with applicable law, a Fund permitted to do so may invest in futures contracts on, among other things, financial instruments (such as a U.S. government security or other fixed income instrument), individual equity securities ("single stock futures") or securities indices, interest rates, and (to the extent a Fund is permitted to invest in commodities and commodity-linked derivative instruments) commodities or commodities indices.

A financial futures contract sale creates an obligation by the seller to deliver a specified quantity of a financial instrument in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to pay for and take delivery of the type of financial instrument called for in the contract in a specified delivery month, at a stated price. In some cases, the specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. That determination is made in accordance with the rules of the exchange on which the sale or purchase was made. Some futures contracts are "cash settled" (rather than "physically settled," as described above), which means that the purchase price is subtracted from the current market value of the instrument and the net amount, if positive, is paid to the purchaser by the seller of the futures contract and, if negative, is paid by the purchaser to the seller of the futures contract. Futures contracts are traded in the United States only on commodity exchanges or boards of trade - known as "contract markets" - approved by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant market.

The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. government securities, or other liquid assets equal in value to a percentage of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. The size of the initial margin is generally set by the exchange on which the contract is traded. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid to the broker on each completed purchase and sale transaction.

In most cases, futures contracts are closed out before the settlement date without the making or taking of delivery. A sale of a futures contract is closed out by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial futures contract sale exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, a purchase of a futures contract is closed out by selling a corresponding futures contract. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and, if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Index Futures. Some Funds may purchase futures contracts on various securities indexes ("Index Futures"). A Fund's purchase and sale of Index Futures is limited to contracts and exchanges approved by the CFTC.

A Fund may close open positions on an exchange on which Index Futures are traded at any time up to and including the expiration day. In general, all positions that remain open at the close of the last business day of the contract's term are required to settle on the next business day (based on the value of the relevant index on the expiration day). Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases foreign stock Index Futures.

Changes in the price of Index Futures may not correlate perfectly with movements in the relevant index due to market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the underlying index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market also may cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to the trading hours of the foreign exchange to which a particular foreign stock Index Future relates. As a result, a disparity may arise between the price of foreign stock Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

Interest Rate Futures. Some Funds may engage in a variety of transactions involving the use of futures on interest rates, including in connection with a Fund's investments in U.S. government securities and other fixed income securities.

Options on Futures Contracts. Options on futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option-exercise price at any time during the period of the option. Funds may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may hedge against a possible increase in the price of securities the Fund expects to purchase by purchasing call options or writing put options on futures contracts rather than purchasing futures contracts. Options on futures contracts generally operate in the same manner as options purchased or written directly on the underlying investments. See "Foreign Currency Transactions" below for a description of the Funds' use of options on currency futures.

A Fund's ability to establish and close out options on futures contracts will depend on the development and maintenance of a liquid secondary market. The development and maintenance of a liquid secondary market is not certain.

Risk Factors in Futures Transactions. Investment in futures contracts involves risk. If the futures are used for hedging, an imperfect correlation between movements in the price of the futures contract and the price of the security or currency being hedged creates risk. Correlation is higher when the investment being hedged underlies the futures contract. Correlation is lower when the investment being hedged is different than the instrument underlying the futures contract, such as when a futures contract on an index of securities or commodities is used to hedge a single security or commodity, a futures contract on one security (e.g., U.S. Treasury bonds) or commodity (e.g., gold) is used to hedge a different security (e.g., a mortgage-backed security) or commodity (e.g., copper), or when a futures contract in one currency is used to hedge a security denominated in another currency. In the event of an imperfect correlation between a futures position and the portfolio position (or anticipated position) intended to be protected, the Fund may realize a loss on the futures contract or the portfolio position intended to be protected. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.

To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged securities if the volatility of the price of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged securities is historically less than that of the futures contract.

A Fund also may purchase futures contracts (or options on them) as an anticipatory hedge against a possible increase in the price of a currency in which securities the Fund anticipates purchasing is denominated. In such instances, the currency may instead decline. If the Fund does not then invest in those securities, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges to limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached, no trades of the contract may be entered at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on several consecutive trading days. Short positions in Index Futures may be closed out only by purchasing a futures contract on the exchange on which the Index Futures are traded.

The successful use of futures contracts and related options for hedging and risk management also depends on the ability of the Adviser or any subadviser to forecast correctly the direction and extent of exchange rate, interest rate, and stock and commodity price movements within a given time frame. For example, to the extent a Fund invests in fixed income securities and interest rates remain stable (or move in a direction opposite to that anticipated) during the period in which a futures contract or option is held by a Fund, the Fund would realize a loss on the futures transaction that is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund's total return would be less than if it had not engaged in the hedging transaction.

As discussed above, a Fund that purchases or sells a futures contract is only required to deposit initial and variation margin as required by relevant CFTC regulations and the rules of the contract market. Because the Fund is obligated to purchase the underlying instrument at a set price on a future date, the Fund's NAV will fluctuate with the value of the instrument as if it were already in the Fund's portfolio. Futures transactions have the effect of investment leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

Trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The lack of a common clearing facility creates counterparty risk. If a counterparty defaults, a Fund normally will have contractual remedies against such counterparty but may be unsuccessful in enforcing those remedies. When seeking to enforce a contractual remedy, a Fund also is subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently. If such a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. A Fund thus assumes the risk that it may be unable to obtain payments owed to it under foreign futures contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. In addition, unless a

Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be offset (or exceeded) by adverse changes in the exchange rate.

If a Fund combines short and long positions, in addition to possible declines in the values of its investment securities, the Fund also will incur losses if the securities or commodities index underlying the long futures position underperforms the securities or commodities index underlying the short futures position.

The Funds' ability to engage in the options and futures strategies described above depends on the liquidity of the markets in those instruments. Trading interest in various types of options or futures cannot be predicted. Therefore, no assurance can be given that a Fund will be able to utilize these instruments effectively. Furthermore, each Fund's ability to engage in options and futures transactions may be limited by tax considerations.

Real Estate Investment Trusts ("REITs"). REITs are pooled investment vehicles that invest in real estate or real estate-related companies. There are a few different types of REITs in which a Fund may invest, including equity REITs, which own real estate directly; mortgage REITs, which make construction, development, or long-term mortgage loans; and hybrid REITs, which share characteristics of equity REITs and mortgage REITs.

In general, the value of a REIT can be expected to change in light of factors affecting the real estate industry. Factors affecting the performance of real estate may include the supply of real property in some markets, changes in zoning laws, completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional markets for competing asset classes. The performance of real estate also may be affected by changes in interest rates, management of insurance risks, and social and economic trends. REITs are also subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through treatment of income under the Code of and/or to maintain exempt status under the 1940 Act. See "Taxes" for a discussion of special tax considerations relating to a Fund's investment in REITs.

Swap Contracts and Other Two-Party Contracts. Many of the Funds may use swap contracts and other two-party contracts for the same or similar purposes as options, futures, and related options.

Swap Contracts. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap," two parties agree to exchange returns (or differentials in rates of return) calculated on a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

Interest Rate and Currency Swap Contracts. The parties to interest rate swaps agree to pay or receive interest on a notional principal amount (e.g., an exchange of floating rate payments for fixed rate payments). The parties to currency swaps agree to pay or receive fluctuations in the notional amount of two different currencies (e.g., an exchange of payments on fluctuations in the value of the U.S. dollar relative to the Japanese yen).

Equity Swap Contracts, Commodities Swap Contracts and Contracts for Differences. The parties to equity swap contracts agree to exchange returns calculated on a notional amount of an equity index (e.g., the Standard & Poor's ("S&P") 500 Index), basket of equity securities, or individual equity security. The parties to commodity swap contracts agree to exchange returns on the notional amount of a commodity index (e.g., the Goldman Sachs Commodity Index), basket of commodities, or individual commodity.

If a Fund enters into an equity or commodity swap contract (long or short), the Fund's NAV will fluctuate with changes in the value of the equity or commodity index, basket of equity securities or commodities, or individual equity security or commodity on which the swap is based. The fluctuation will be the same as it would be if the Fund had purchased or sold the notional amount of securities or commodities comprising the index, securities or commodities comprising the basket, or individual security or commodity, as the case may be.

Contracts for differences are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two different groups or "baskets" of securities. Often, one or both "baskets" will be an established securities index. A Fund's return is based on changes in value of theoretical, long futures positions in the securities comprising one basket (with an aggregate face value equal to the notional amount of the contract for differences) and theoretical short futures positions in the securities comprising the other basket. A Fund also may use actual long and short futures positions and achieve similar market exposure by netting the payment obligations of the two legs of the contract. The Funds will only enter into contracts for differences (and analogous futures positions) when the Adviser or any subadviser believes that the basket of securities constituting the long leg will outperform the basket constituting the short leg. If the short basket outperforms the long basket, however, the Fund will realize a loss -- even in circumstances when the securities in both the long and short baskets appreciate in value.

Interest Rate Caps, Floors and Collars. The Funds may use interest rate caps, floors, and collars for the same or similar purposes as they use interest rate futures contracts and related options and, as a result, they will be subject to similar risks. See "Risks Associated with Options Transactions" and "Risks Associated with Futures Transactions" above. Like interest rate swap contracts, interest rate caps, floors, and collars are two-party agreements in which the parties agree to pay or receive interest on a notional principal amount. The purchaser of an interest rate cap receives interest payments from the seller to the extent that the return on a specified index exceeds a specified interest rate. The purchaser of an interest rate floor receives interest payments from the seller to the extent that the return on a specified index falls below a specified interest rate. The purchaser of an interest rate collar receives interest payments from the seller to the extent that the return on a specified index falls between two specified interest rates.

Total Return Swaps. A Fund generally uses total return swaps to gain investment exposure to fixed income securities where direct ownership is either not legally possible or is economically unattractive. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the fixed income security, basket of securities, or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty, respectively.

Risk Factors in Swap Contracts, OTC Options and Other Two-Party Contracts. A Fund may close out a swap, contract for differences, cap, floor, collar, or OTC option only with the counterparty. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. The Adviser monitors the creditworthiness of OTC derivatives counterparties.

Typically, a Fund will enter into these transactions only with counterparties that, at the time it enters into a transaction, have long-term debt ratings of A or higher by S&P or Moody's Investors Service ("Moody's"). Short-term derivatives may be entered into with counterparties that do not have long-term debt ratings if they have short-term debt ratings of A-1 by S&P and/or a comparable rating by Moody's.

Additional Regulatory Limitations on the Use of Futures and Related Options, Interest Rate Floors, Caps and Collars and Interest Rate and Currency Swap Contracts. Each Fund has claimed an exclusion from the definition of "commodity pool operator" under the CEA and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

Repurchase Agreements. A Fund may enter into repurchase agreements with banks and broker-dealers. A Fund may also participate in repurchase agreement transactions utilizing the settlement services of clearing firms that meet applicable Adviser and/or subadviser creditworthiness requirements. A repurchase agreement is a contract under which a Fund acquires a security (usually an obligation of the government where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually not more than a week) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default in its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (ii) possible reduced levels of income and lack of access to income during this period; and (iii) inability to enforce rights and the expenses involved in attempted enforcement.

Investment Companies. A Fund may invest in shares of other investment companies, including both open- and closed-end investment companies (including single country funds and exchange-traded funds ("ETFs")). When making such an investment, the Fund will be indirectly exposed to all the risks of such investment companies. In general, the investing Fund will bear a pro rata portion of the other investment company's fees and expenses.

In addition, many of the Funds may invest in private investment funds, vehicles, or structures. The Funds may also invest in debt-equity conversion funds, which are funds established to exchange foreign bank debt of countries whose principal repayments are in arrears into a portfolio of listed and unlisted equities, subject to certain repatriation restrictions.

ETFs are hybrid investment companies that are registered as open-end investment companies or unit investment trusts ("UITs") but possess some of the characteristics of closed-end funds. ETFs typically hold a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of ETFs include S&P Depositary Receipts ("SPDRs") and iShares, which may be obtained from the UIT or investment company issuing the securities or purchased in the secondary market (SPDRs are listed on the American Stock Exchange and iShares are listed on the NYSE). ETF shares traded in the secondary market may be purchased and sold at market prices when the exchanges are open. The market price may be higher or lower than the NAV of the securities held by an ETF. The sale price and redemption price of ETF shares obtained from the investment company or UIT issuing the securities is derived from and based upon the securities held by that investment company or UIT. Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of an ETF is based on the NAV of a basket of stocks. Some ETFs have obtained an exemptive order from the SEC that allows mutual funds, like the Funds, to invest in them in excess of the limitations set forth in Section 12(d)(1)(A) of the 1940 Act, subject to various conditions and undertakings.

Fund of Funds Risk Factors. As permitted by Section 12 of the 1940 Act, and as described in its Prospectus, the Portfolio invests in the Funds, and other mutual funds, and may reallocate or rebalance assets among the underlying Funds.

From time to time, one or more of the underlying Funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of the Portfolio ("Rebalancings"), as effected by its subadviser, MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)"). Shareholders should note that Rebalancings may affect the underlying Funds: underlying Funds subject to redemptions by the Portfolio may find it necessary to sell securities; and the underlying Funds that receive additional cash from the Portfolio will find it necessary to invest the cash. The impact of Rebalancings is likely to be greater when the Portfolio owns, redeems, or invests in, a substantial portion of an underlying Fund. Rebalancings could affect the underlying Fund as noted below which could adversely affect their performance and, therefore, the performance of the Portfolio.

Both the Adviser and MFC Global (U.S.A.) will monitor the impact of Rebalancings on the Portfolio and attempt to minimize any such adverse impact, consistent with pursuing the investment objective of the Portfolio. However, there is no guarantee that the Adviser and MFC Global (U.S.A.) will be successful in doing so.

Possible Adverse Effects of Rebalancings on the Underlying Funds:

     1. Underlying Funds could be required to sell securities or to invest cash, at times when they may not otherwise desire to do so.

     2. Rebalancings may increase brokerage and/or other transaction costs of the underlying Funds.

     3. When the Portfolio owns a substantial portion of an underlying Fund, a large redemption by the Portfolio could cause that underlying Fund's expenses to increase and could result in the underlying Fund becoming too small to be economically viable.

     4. Rebalancings could accelerate the realization of taxable capital gains in an underlying Fund subject to large redemptions if sales of securities results in capital gains.

The Portfolio and underlying Funds are managed by the Adviser. MFC Global (U.S.A.), which is an affiliate of the Adviser, is the subadviser to the Portfolio and to certain of the underlying Funds. Shareholders should note that the Adviser has the responsibility to oversee and monitor the Portfolio and the underlying Funds and MFC Global (U.S.A.) has the responsibility to manage the Portfolio and certain of the underlying Funds. As noted above, the Adviser and MFC Global (U.S.A.) will monitor the impact of Rebalancings on the underlying Funds and attempt to minimize any adverse effect of the Rebalancings on the underlying Funds, consistent with pursuing the investment objective of the Portfolio.

With respect to Rebalancings, shareholders should also note that MFC Global (U.S.A.), as the subadviser to the Portfolio and certain of the underlying Funds, may appear to have an incentive to allocate more Portfolio assets to those underlying Funds that it subadvises. The Adviser will monitor MFC Global (U.S.A.)'s allocation of the Portfolio's assets to the underlying Funds to attempt to ensure that assets are not allocated to other MFC Global (U.S.A.) subadvised portfolios unless it is in the best interest of the Portfolio to do so. In addition, prior to appointing MFC Global (U.S.A.) as subadviser to an underlying Fund, the Board will consider the extent to which any conflicts of interest arising from which affiliation between the Adviser and MFC Global (U.S.A.) is mitigated, reduced or eliminated.

Cash and Other High Quality Instruments. Many of the Funds may temporarily invest a portion of their assets in cash or cash items pending other investments or in connection with the maintenance of such assets on the custodian's books and records. These cash items and other high quality corporate debt securities may include a number of money market instruments such as securities issued by the United States government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. A Fund seeks to minimize credit risk by investing only in high quality money market securities.

Foreign Currency Transactions. Foreign currency exchange rates may fluctuate significantly over short periods of time. These rates generally are determined by the forces of supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably as a result of intervention (or the failure to intervene) by the U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Foreign currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Funds that are permitted to invest in securities denominated in foreign currencies may buy or sell foreign currencies or deal in forward foreign currency contracts, currency futures contracts and related options, and options on currencies. Those Funds may use such currency instruments for hedging, investment, or currency risk management. Currency risk management may include taking active currency positions relative to both the securities portfolio of a Fund and the Fund's performance benchmark. Funds also may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security which approximates desired risk and return characteristics if the non-synthetic securities either are not available in foreign markets or possess undesirable characteristics.

Forward foreign currency contracts are contracts between two parties to purchase and sell a specific quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. Currency futures can be and often are closed out, however, prior to delivery and settlement (see "Futures" for additional information). Options on currency futures contracts give their holder the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. Options on currencies give their holder the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period.

Warrants and Rights. A Fund may purchase warrants and rights, which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price subject to the Fund's Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrant and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

Forward Commitment and When-Issued Securities. A Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When a Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date a Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

U.S. Government and Foreign Government Securities. U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies, or instrumentalities. Foreign government securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies, or instrumentalities or by supra-national agencies. Different kinds of U.S. government securities and foreign government securities have different kinds of government support. For example, some U.S. government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the United States. Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises but are neither guaranteed nor insured by the U.S. government (e.g., debt securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), and Federal Home Loan Banks ("FHLBs")).

Similarly, some foreign government securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. Government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries and the possible inability of a Fund to enforce its rights against the foreign government issuer. As with other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments.

Supra-national agencies are agencies whose member nations make capital contributions to support the agencies' activities, and include the International Bank for Reconstruction and Development (the "World Bank"), the Asian Development Bank, the European Coal and Steel Community, and the Inter-American Development Bank.

Like other fixed income securities, U.S. government securities and foreign government securities are subject to market risk and their market values typically will change as interest rates fluctuate. For example, the value of an investment in a Fund that holds U.S. government securities or foreign government securities may fall during times of rising interest rates. Yields on U.S.
government securities and foreign government securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in U.S. government securities and foreign government securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities and foreign government securities. Certificates of accrual and similar instruments may be more volatile than other government securities.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Funds may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may also be necessary in order for the Adviser to reallocate assets among the sectors. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses. The Funds' portfolio turnover rates are set forth in the table under the caption "Financial Highlights" in the Prospectus.

Securities Lending. Each Fund may lend its securities so long as such loans do not represent more than 33 1/3% of the Fund's total assets. As collateral for the loaned securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the loaned securities. The collateral may consist of cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks that collateral could be inadequate in the event of the borrower failing financially, which could result in actual financial loss, and risks that recovery of loaned securities could be delayed, which could result in interference with portfolio management decisions or exercise of ownership rights. The collateral is managed by an affiliate of the Adviser. In addition, a Fund may lose its right to vote its shares of the loaned securities at a shareholders meeting unless it recalls the loaned securities in advance of the record date for the meeting. Each Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, "Morgan Stanley") that permits the Fund to lend securities to Morgan Stanley on a principal basis. It is presently anticipated that Morgan Stanley will be the primary borrower of securities of the Funds. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities loaned will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Investments in Creditors' Claims. Certain Funds may purchase creditors' claims in bankruptcy ("Creditors' Claims"), which are rights to payment from a debtor under the U.S. bankruptcy laws. Creditors' Claims may be secured or unsecured. A secured claim generally receives priority in payment over unsecured claims.

Sellers of Creditors' Claims can either be: (i) creditors that have extended unsecured credit to the debtor company (most commonly trade suppliers of materials or services); or (ii) secured creditors (most commonly financial institutions) that have obtained collateral to secure an advance of credit to the debtor. Selling a Creditor's Claim offers the creditor an opportunity to turn a claim that otherwise might not be satisfied for many years into liquid assets.

Creditors' Claims may be purchased directly from a creditor although most are purchased through brokers. Creditors' Claims can be sold as a single claim or as part of a package of claims from several different bankruptcy filings. Purchasers of Creditors' Claims may take an active role in the reorganization process of the bankrupt company and, in certain situations where the Creditors' Claim is not paid in full, the claim may be converted into stock of the reorganized debtor.

Although Creditors' Claims can be sold to other investors, the market for Creditors' Claims is not liquid and, as a result, a purchaser of a Creditors' Claim may be unable to sell the claim or may have to sell it at a drastically reduced price. There is no guarantee that any payment will be received from a Creditors' Claim, especially in the case of unsecured claims.

USES OF DERIVATIVES

Introduction and Overview

Derivative Policies. This overview provides a general introduction to the principal ways in which the Funds use derivatives. The information below is designed to supplement the information included in the 'Prospectus.

Function of Derivatives in Funds. The Funds may use financial derivatives to implement investment decisions. The types of derivatives employed, which vary from Fund to Fund, may include futures, swaps, options, forward contracts and, periodically, structured notes. These instruments may be exchange-traded or OTC products. The types of strategies implemented also vary from Fund to Fund. To a significant extent, specific market conditions influence the choice of derivative strategies for a given Fund.

Derivative Exposure. Generally, stocks constitute the majority of the holdings in each Fund, although derivative positions may comprise a significant portion of a Fund's total assets.

Counterparty Creditworthiness. The subadvisers monitor the creditworthiness of OTC derivatives counterparties. Typically, a Fund will enter into these transactions only with counterparties who, at the time it enters into a transaction, have long-term debt ratings of A or higher by S&P' or Moody's (or, if unrated, have comparable credit ratings as determined by the Subadviser ). Short-term derivatives may be entered into with counterparties that do not have long-term debt ratings if they have short-term debt ratings of A-1 by 'S&P and/or a comparable rating by Moody's. See Appendix A--"Commercial Paper and Corporate Debt Ratings" for an explanation of short-term debt ratings.

Use of Derivatives by the Funds

Types of derivatives used by the Funds that invest in U.S. securities:

     o Options, futures contracts, and related options on securities indexes;

     o Long equity swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities;

     o Short equity swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities; and

     o Contracts for differences, i.e., equity swaps that contain both long and short equity components.

Hedging

     o Traditional Hedging: A Fund may use short equity futures, related options, and short equity swap contracts to hedge against an equity risk already generally present in the Fund.

     o Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without exposing it to leveraged loss in the interim.


No limit exists with respect to the absolute face value of derivatives used for hedging purposes.

Investment

A Fund may use derivative instruments (particularly long futures contracts, related options, and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to "equitize" cash balances held by a Fund (e.g., creating equity exposure through the use of futures contracts or other derivative instruments). A Fund also may use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Adviser believes is the optimal exposure to individual markets, sectors, and equities.

Risk Management - Synthetic Sales and Purchases

A Fund may use equity futures, related options, and equity swap contracts to adjust the weight of the Fund to a level the Adviser or a subadviser believes is the optimal exposure to individual sectors and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if a Fund held a large proportion of stocks of a particular industry and the Adviser or a subadviser believed that stocks of another industry would outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically
"buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Equity derivatives used to effect synthetic sales and purchases generally will be unwound as actual portfolio securities are sold and purchased.

Types of derivatives used by the Funds that invest in foreign securities (other than foreign currency derivative transactions):

     o Options, futures contracts, and related options on securities indexes;

     o Long equity swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index, a single equity security, or a basket of securities;

     o Short equity swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index, a single equity security, or a basket of securities;

     o Contracts for differences, i.e., equity swaps that contain both long and short equity components; and

     o Warrants and rights.

Hedging

     o Traditional Hedging: A Fund may use short equity futures, related options, and short equity swap contracts to hedge against an equity risk already generally present in the Fund.

     o Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts to allow the Fund to dispose of securities in a more orderly fashion without exposing the Fund to leveraged loss in the interim.

No limit exists with respect to the absolute face value of derivatives used for hedging purposes.

Investment

A Fund may use derivative instruments (particularly long futures contracts, related options, and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to "equitize" cash balances held by the Fund (e.g., creating equity exposure through the use of futures contracts or other derivative instruments). Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, a Fund often will purchase a foreign currency forward in conjunction with equity derivatives to give the effect of investing directly. A Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Adviser believes is the optimal exposure to individual countries and equities.

Risk Management - Synthetic Sales and Purchases

A Fund may use equity futures, related options, and equity swap contracts to adjust the weight of the Fund to a level the Adviser believes is the optimal exposure to individual countries and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases.

For example, if a Fund holds a large proportion of stocks of a particular market and the Adviser or a Subadviser believes that stocks of another market will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically
"buy" exposure to that index). Long and short equity swap contracts and contracts for differences also may be used for these purposes. Often, a foreign currency forward will be used in conjunction with a long derivative position to create the effect of investing directly. Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

Foreign Currency Derivative Transactions Employed by the Funds that invest in foreign securities:

     o Buying and selling spot currencies;

     o Forward foreign currency contracts;

     o Currency futures contracts and related options;

     o Options on currencies; and

     o Currency swap contracts.

Hedging

     o Traditional Hedging: A Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge back into the U.S. dollar the risk of foreign currencies represented by its securities investments. A Fund is not required to hedge any of the currency risk inherent in investing in securities denominated in foreign currencies.

     o Anticipatory Hedging: When a Fund enters into a contract for the purchase of, or anticipates the need to purchase, a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency on the spot market or through the use of currency forwards or futures.

     o Proxy Hedging: A Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Adviser or a subadviser believes is highly correlated to the currency being hedged.

Investment

A Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management

Subject to the limitations described below, a Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long exposure to particular currencies beyond the amount of a Fund's investment in securities denominated in that currency.

A Fund will typically not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets. A Fund also will not hold net aggregate foreign currency exposure in excess of its net assets (except for temporary purposes due to large cash flows). A Fund's foreign currency exposure may differ significantly, however, from the currency exposure represented by the Fund's equity investments.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and the SAI, means the approval by the lesser of: (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting; or (2) more than 50% of the Fund's outstanding shares.

Without approval of a majority of the outstanding voting securities of the relevant Fund, JHF III will not take any of the following actions with respect to any Fund or as indicated:

(1) Borrow money except under the following circumstances: (i) Each Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) Each Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; and (iii) Each Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls, and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that a Fund's custodian earmarks and maintains cash and/or high grade debt securities equal in value to its obligations in respect of these transactions.

     Under current pronouncements of the SEC staff, the above types of transactions are not treated as involving senior securities so long as and to the extent that the Fund's custodian earmarks and maintains liquid assets, such as cash, U.S. government securities or other appropriate assets equal in value to its obligations in respect of these transactions.

(2) With respect to all Funds, except for the John Hancock U.S. Quality Equity Fund and John Hancock Global Fund, purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

(3) With respect to all Funds, except for the John Hancock U.S. Quality Equity Fund, John Hancock International Core Fund, John Hancock Global Fund and John Hancock International Growth Fund, make short sales of securities or maintain a short position for the Fund's account unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

(4) Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter for purposes of the 1933 Act.

(5) Purchase or sell real estate except that the Funds may (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that deal in real estate or interests therein, including securities of real estate investment trusts; (iii) invest in securities that are secured by real estate or interests therein; (iv) purchase and sell mortgage-related securities; and (v) hold and sell real estate acquired by the Funds as a result of the ownership of securities.

(6) Make loans, except that each Fund (i) may lend portfolio securities in accordance with its investment policies up to 33 1/3% of the Fund's total assets taken at market value; (ii) may enter into repurchase agreements; and (iii) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of securities.

(7) Purchase securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of the Fund's investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

     For purposes of the concentration policy a fund of funds, if any, will look through to the portfolio holdings of the underlying Funds in which it invests and will aggregate the holdings of the underlying Funds to determine concentration in a particular industry in accordance with the above policy. For purposes of this policy only those underlying Funds that are part of the John Hancock family of funds will be aggregated; a Fund of funds will not aggregate underlying fund holdings, if any, in non-John Hancock funds.

(8) Purchase or sell commodities or commodity contracts, except that the Funds may purchase and sell futures contracts on financial instruments and indices and options on such futures contracts and the portfolio may purchase and sell futures contracts on foreign currencies and options on such futures contracts. The Funds may also without limitation purchase and sell futures contracts, options on futures contracts, and options linked to commodities of all types, including physical commodities, and may enter into swap contracts and any other commodity-linked derivative instruments including those linked to physical commodities. Additionally, the Funds may indirectly invest in commodities, including physical commodities, by investing in other investment companies and/or other investment vehicles that invest entirely or substantially in commodities and/or commodity-linked investments.

(9) Issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC. The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements, and standby commitment agreements fall within the functional meaning of the term "evidence of indebtedness," the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if a Fund covers such securities by earmarking and maintaining certain assets on the books and records of the Fund's custodian. Similarly, so long as such earmarked assets are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets permitted by Non-Fundamental Restriction (4) below; any borrowing permitted by Fundamental Restriction (1) above; any collateral arrangements with respect to initial and variation margin permitted by Non-Fundamental Restriction (4) below; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.

(10) With respect to each of the John Hancock U.S. Core Fund, John Hancock Value Opportunities Fund, John Hancock International Core Fund, and John Hancock International Growth Fund, cause less than 75% of the value of the Fund's total assets to be represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer.

Non-Fundamental   Investment   Restrictions.   The  following  restrictions  are
designated  as  non-fundamental   and  may  be  changed  by  the  Board  without
shareholder approval.

JHF III will not take any of the following actions with respect to any Fund or as indicated:

(1) Buy or sell oil, gas, or other mineral leases, rights or royalty contracts.

(2) Invest for the purpose of exercising control over or management of any company.

(3) Invest more than 15% of net assets in illiquid securities. For this purpose, "illiquid securities" may include certain restricted securities under the federal securities laws (including illiquid securities eligible for resale under Rules 144 or 144A), repurchase agreements, and securities that are not readily marketable. To the extent the Trustees determine that restricted securities eligible for resale under Rules 144 or 144A (safe harbor rules for resales of securities acquired under Section 4(2) private placements) under the 1933 Act, repurchase agreements and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.

    Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

    For so long as the SEC maintains the position that most swap contracts, caps, floors, and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Board.

(4) With respect to all Funds, except for the John Hancock U.S. Quality Equity Fund and John Hancock Global Fund, pledge, hypothecate, mortgage, or otherwise encumber its assets in excess of 33 1/3% of the Fund's total assets (taken at cost). (For the purposes of this restriction, collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be a pledge or encumbrance.)

Except as indicated above in Fundamental Restriction (1), all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

PORTFOLIO TURNOVER

The annual rate of portfolio turnover will normally differ for each Fund and may vary from year to year as well as within a year. A high rate of portfolio turnover (100% or more) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund. Portfolio turnover is calculated by dividing the lesser of purchases or sales of fund securities during the fiscal year by the monthly average of the value of the Fund's securities. (Excluded from the computation are all securities, including options, with maturities at the time of acquisition of one year or less). The portfolio turnover rates for the Funds for: (i) the fiscal period from commencement to February 28, 2006; and (ii) the fiscal year ended February 28, 2007 or fiscal period ended February 28, 2007 were as follows:

--------------------------------------------------------------------------------
Fund                                 Period ended         Period or Year ended
                                     February 28, 2006    February 28, 2007
--------------------------------------------------------------------------------
Active Value Fund                    N/A                  N/A
--------------------------------------------------------------------------------
Global Fund                          N/A                  N/A
--------------------------------------------------------------------------------
Growth Fund                          N/A                  93%
--------------------------------------------------------------------------------
Growth Opportunities Fund            43%                  96%
--------------------------------------------------------------------------------
International Allocation Portfolio   N/A                  3%
--------------------------------------------------------------------------------
International Core Fund              22%                  37%
--------------------------------------------------------------------------------
International Growth Fund            N/A                  41%
--------------------------------------------------------------------------------
Intrinsic Value Fund                 N/A                  32%
--------------------------------------------------------------------------------
U.S. Core Fund                       N/A                  36%
--------------------------------------------------------------------------------
U.S. Quality Equity Fund             N/A                  N/A
--------------------------------------------------------------------------------
Value Opportunities Fund             N/A                  30%
--------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted the Policy Regarding Disclosure of Portfolio Holdings (see Appendix C of this SAI) to protect the interests of the shareholders of JHF III and to address potential conflicts of interest that could arise between the interests of shareholders and the interests of the Adviser, or the interests of a Fund's subadvisers, principal underwriter or affiliated persons of the Adviser, the subadvisers or the principal underwriter. JHF III's general policy with respect to the release of portfolio holdings to nonaffiliated persons is to do so only in limited circumstances and only to provide nonpublic information regarding portfolio holdings to any person, including affiliated persons, on a "need to know" basis and, when released, to release such information only as consistent with applicable legal requirements and the fiduciary duties owed to shareholders. JHF III applies its policy uniformly to all, including individual and institutional investors, intermediaries, affiliated persons of a Fund, and to all third party service providers and rating agencies.

JHF III currently posts the top 10 portfolio holdings for a Fund on its website at www.jhfunds.com. The top 10 portfolio holdings are updated quarterly and are available 30 business days after the end of each quarter end. Each Fund also discloses its complete portfolio holdings information quarterly to the SEC on Form N-Q within 60 days of the end of the first and third quarters of JHF III's fiscal year and on Form N-CSR within 60 days of the end of the second and fourth quarters of JHF III's fiscal year. Form N-Q is not required to be mailed to shareholders, but is publicly available on the SEC's Web site. Shareholders receive either complete portfolio holdings information or summaries of a Fund's portfolio holdings with their annual and semi-annual reports.

Portfolio holdings information that is not publicly available will be released only pursuant to the exceptions described in the Policy Regarding Disclosure of Portfolio Holdings. Material nonpublic holdings information may be provided to nonaffiliated persons as part of the investment activities of a Fund to:
entities that, by explicit agreement, are required to maintain the confidentiality of the information disclosed; rating organizations, such as

Morningstar and Lipper; Vestek (Thompson Financial) or other entities for the purpose of compiling reports and preparing data; proxy voting services for the purpose of voting proxies; entities providing computer software; courts or regulators with jurisdiction over JHF III and its affiliates; and institutional traders to assist in research and trade execution. Exceptions to the portfolio holdings release policy can only be approved by JHF III's Chief Compliance Officer ("CCO") or his duly authorized delegate after considering: (a) the purpose of providing such information; (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon; and
(c) whether such disclosure is in the best interest of the shareholders.

At this time, the entities receiving information described in the preceding paragraph are: Vestek (holdings, monthly with 30 day lag); Morningstar (holdings, monthly with 32 day lag); Lipper (holdings, monthly with 32 day lag); Fact Set (holdings, daily); PricewaterhouseCoopers (prices, annual audits); Confluence (holdings, daily); ISS (holdings, daily); Elkins McSherry (purchases and sales, quarterly); Nasdaq (NAVs, daily); Charles River (holdings and securities details, daily); and DST (NAVs, daily).

The CCO is also required to pre-approve the disclosure of nonpublic information regarding portfolio holdings to any affiliated persons of JHF III. The CCO will use the same three considerations stated above before approving disclosure of nonpublic information to affiliated persons.

The CCO shall report to the Board whenever additional disclosures of portfolio holdings are approved. The CCO's report shall be at the Board meeting following such approval. The CCO then provides annually a report to the Board regarding the operation of the policy and any material changes recommended as a result of such review.

When the CCO believes that the disclosure of nonpublic information to a nonaffiliated person is a potential conflict of interest between the interest of the shareholders and the interest of affiliated persons of JHF III, the CCO shall refer the conflict to the Board. The Board shall then only permit such disclosure of the nonpublic information if in their reasonable business judgment they conclude such disclosure will be in the best interests of JHF III's shareholders.

The receipt of compensation by a Fund, the Adviser, a Subadviser or an affiliate as consideration for disclosing nonpublic portfolio holdings information is not deemed a legitimate business purpose and is strictly forbidden.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of JHF III, an open-end management investment company, is managed by the Board, including certain Trustees who are not "interested persons" (as defined by the 1940 Act) of the Funds (the "Independent Trustees"). The Board elects officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Board. Several of the officers and Trustees of the Funds are also officers or directors of the Adviser, or officers or directors of the principal distributor to the Funds, John Hancock Funds, LLC (the "Distributor"). Each Trustee serves in a similar capacity for other John Hancock funds. The address of each Trustee and officer is 601 Congress Street, Boston, Massachusetts 02210. Each Trustee holds office for an indefinite term until his or her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

Independent Trustees:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Number of John
                             Position(s)   Trustee/                                                                   Hancock Funds
Name, Year of Birth,         Held with     Officer     Principal Occupation(s) and other                              Overseen by
And Address (1)              Fund          since (2)   Directorships During Past 5 Years                              Trustee
------------------------------------------------------------------------------------------------------------------------------------
Ronald R. Dion                Chairman      (since      Chairman and Chief Executive Officer, R.M. Bradley & Co.,      60
Born:  1946                   and            2006)      Inc.; Director, The New England Council and Massachusetts
                              Trustee                   Roundtable; Trustee, North Shore Medical Center; Director,
                                                        Boston Stock Exchange; Director, BJ's Wholesale Club, Inc.
                                                        and a corporator of the Eastern Bank; Trustee, Emmanuel
                                                        College; Director, Boston Municipal Research Bureau; Member
                                                        of the Advisory Board, Carroll Graduate School of Management
                                                        at Boston College.
----------------------------- ------------- ----------- -------------------------------------------------------------- -------------
James F. Carlin               Trustee       (since      Director and Treasurer, Alpha Analytical Laboratories          60
Born:  1940                                  2006)      (chemical analysis) (since 1985); Part Owner and Treasurer,
                                                        Lawrence Carlin Insurance Agency, Inc. (since 1995); Part
                                                        Owner and Vice President, Mone Lawrence Carlin Insurance
                                                        Agency, Inc. (until 2005); Director/Treasurer, Rizzo
                                                        Associates (engineering) (until 2000);  Chairman and CEO,
                                                        Carlin Consolidated, Inc. (management/investments) (since
                                                        1987); Director/Partner, Proctor Carlin & Co., Inc. (until
                                                        1999); Trustee, Massachusetts Health and Education Tax
                                                        Exempt Trust (since 1993); Director of the following:  Uno
                                                        Restaurant Corp. (until 2001), Arbella Mutual (insurance)
                                                        (until 2000), HealthPlan Services, Inc. (until 1999),
                                                        Flagship Healthcare, Inc. (until 1999), Carlin Insurance
                                                        Agency, Inc. (until 1999); Chairman, Massachusetts Board of
                                                        Higher Education (until 1999)
----------------------------- ------------- ----------- -------------------------------------------------------------- -------------
William H. Cunningham         Trustee       (since      Former Chancellor, University of Texas System and former       156
Born:  1944                                  2005)      President of the University of Texas, Austin, Texas;
                                                        Chairman and CEO, IBT Technologies (until 2001); Director of the following:  Hire.com (until 2004), STC Broadcasting,
                                                        Inc. and Sunrise Television Corp. (until 2001), Symtx,
                                                        Inc.(electronic manufacturing) (since 2001), Adorno/Rogers
                                                        Technology, Inc. (until 2004), Pinnacle Foods Corporation
                                                        (until 2003), rateGenius (until 2003), Lincoln National
                                                        Corporation (insurance) (since 2006), Jefferson-Pilot
                                                        Corporation (diversified life insurance company) (until
                                                        2006), New Century Equity Holdings (formerly Billing
                                                        Concepts) (until 2001), eCertain (until 2001), ClassMap.com
                                                        (until 2001), Agile Ventures (until 2001), AskRed.com (until
                                                        2001), Southwest Airlines, Introgen and Viasystems Group,
                                                        Inc. (electronic manufacturer) (until 2003); Advisory
                                                        Director, Interactive Bridge, Inc. (college fundraising)
                                                        (until 2001); Advisory Director, Q Investments (until 2003);
                                                        Advisory Director, JP Morgan Chase Bank (formerly Texas
                                                        Commerce Bank - Austin), LIN Television (since 2002), WilTel
                                                        Communications (until 2003) and Hayes Lemmerz International,
                                                        Inc. (diversified automotive parts supply company) (since
                                                        2003).
----------------------------- ------------- ----------- -------------------------------------------------------------- -------------

----------------------------- ------------- ----------- -------------------------------------------------------------- -------------
Charles L. Ladner             Trustee       (since      Chairman and Trustee, Dunwoody Village, Inc. (retirement       156
Born:  1938                                  2005)      services) (until 2003); Senior Vice President and Chief
                                                        Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for
                                                        AmeriGas, Inc. (retired 1998); Director of AmeriGas
                                                        Partners, L.P. (gas distribution) (until 1997); Director,
                                                        EnergyNorth, Inc. (until 1995); Director, Parks and History
                                                        Association (until 2007).
----------------------------- ------------- ----------- -------------------------------------------------------------- -------------
John A. Moore                 Trustee       (since      President and Chief Executive Officer, Institute for           60
Born:  1939                                  2006)      Evaluating Health Risks, (nonprofit institution) (until
                                                        2001); Senior Scientist, Sciences International (health
                                                        research) (until 2003); Former Assistant Administrator &
                                                        Deputy Administrator, Environmental Protection Agency;
                                                        Principal, Hollyhouse (consulting)(since 2000); Director,
                                                        CIIT Center for Health Science Research (nonprofit research)
                                                        (since 2002).
----------------------------- ------------- ----------- -------------------------------------------------------------- -------------
Patti McGill Peterson         Trustee       (since      Executive Director, Council for International Exchange of      60
Born:  1943                                  2006)      Scholars and Vice President, Institute of International
                                                        Education (since 1998); Senior Fellow, Cornell Institute of
                                                        Public Affairs, Cornell University (until 1998); Former
                                                        President of Wells College and St. Lawrence University;
                                                        Director, Niagara Mohawk Power Corporation (until 2003);
                                                        Director, Ford Foundation, International Fellowships Program
                                                        (since 2002); Director, Lois Roth Endowment (since 2002);
                                                        Director, Council for International Exchange (since 2003).
----------------------------- ------------- ----------- -------------------------------------------------------------- -------------
Steven R. Pruchansky          Trustee       (since      Chairman and Chief Executive Officer, Greenscapes of           60
Born:  1944                                  2006)      Southwest Florida, Inc. (since 2000); Director and
                                                        President, Greenscapes of Southwest Florida, Inc. (until
                                                        2000); Managing Director, JonJames, LLC (real estate) (since
                                                        2001); Director, First Signature Bank & Trust Company (until
                                                        1991); Director, Mast Realty Trust (until 1994); President,
                                                        Maxwell Building Corp. (until 1991).
----------------------------- ------------- ----------- -------------------------------------------------------------- -------------
Non-Independent Trustees
----------------------------- ------------- ----------- -------------------------------------------------------------- -------------
James R. Boyle (3)            Trustee       (since      Chairman and Director, John Hancock Advisers, LLC (the         264
Born:  1959                                  2005)      "Adviser"), The Berkeley Financial Group, LLC ("The Berkeley
                                                        Group") (holding company) and John Hancock Funds, LLC (since
                                                        2005); President, John Hancock Insurance Group; Executive
                                                        Vice President, John Hancock Life Insurance Company (since
                                                        June, 2004); Senior Vice President, The Manufacturers Life
                                                        Insurance Company (U.S.A) (until 2004).
----------------------------- ------------- ----------- -------------------------------------------------------------- -------------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Funds' investment adviser, underwriter, and/ or certain other affiliates.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Number of John
                             Position(s)                                                                              Hancock Funds
Name, Year of Birth,         Held with     Officer     Principal Occupation(s) and other                              Overseen by
And Address (1)              Fund          since       Directorships During Past 5 Years                              Trustee
------------------------------------------------------------------------------------------------------------------------------------
Principal Officers who
are not Trustees
----------------------------- ------------- ----------- -------------------------------------------------------------- -------------
Keith F. Hartstein            President and (since      Senior Vice President, Manulife Financial Corporation          N/A
Born:  1956                   Chief          2005)      (since 2004); Director, President and Chief Executive
                              Executive                 Officer, the Adviser, The Berkeley Group, John Hancock
                              Officer                   Funds, LLC (since 2005); Director, MFC Global Investment
                                                        Management (U.S.), LLC ("MFC Global (U.S.)") (since 2005);
                                                        Director, John Hancock Signature Services, Inc. (since
                                                        2005); President and Chief Executive Officer, John Hancock
                                                        Investment Management Services, LLC (since 2006);
                                                        President and Chief Executive Officer, John Hancock Funds
                                                        II, John Hancock Funds III, and John Hancock Trust;
                                                        Director, Chairman and President, NM Capital Management,
                                                        Inc. (since 2005); Chairman, Investment Company Institute
                                                        Sales Force Marketing Committee (since 2003); Director,
                                                        President and Chief Executive Officer, MFC Global (U.S.)
                                                        (2005-2006); Executive Vice President, John Hancock Funds,
                                                        LLC (until 2005);
----------------------------- ------------- ----------- -------------------------------------------------------------- -------------
Thomas M. Kinzler             Secretary and (since      Vice President and Counsel for John Hancock Life Insurance     N/A
Born:  1955                   Chief Legal    2006)      Company (U.S.A.) (since 2006); Secretary and Chief Legal
                              Officer                   Officer, John Hancock Funds, John Hancock Funds II, John
                                                        Hancock Funds III and John Hancock Trust (since 2006);
                                                        Vice President and Associate General Counsel for
                                                        Massachusetts Mutual Life Insurance Company (1999-2006);
                                                        Secretary and Chief Legal Counsel for MML Series
                                                        Investment Fund (2000-2006); Secretary and Chief Legal
                                                        Counsel for MassMutual Institutional Funds (2000-2004);
                                                        Secretary and Chief Legal Counsel for MassMutual Select
                                                        Funds and MassMutual Premier Funds (2004-2006).

----------------------------- ------------- ----------- -------------------------------------------------------------- -------------

----------------------------- ------------- ----------- -------------------------------------------------------------- -------------
Francis V. Knox, Jr.          Chief         (Since      Vice President and Chief Compliance Officer, John Hancock      N/A
Born:  1947                   Compliance     2005)      Investment Management Services, LLC, the Adviser and MFC
                              Officer                   Global (U.S.) (since 2005); Chief Compliance Officer, John
                                                        Hancock Funds, John Hancock Funds II, John Hancock Funds
                                                        III and John Hancock Trust (since 2005); Vice President
                                                        and Assistant Treasurer, Fidelity Group of Funds (until
                                                        2004); Vice President and Ethics & Compliance Officer,
                                                        Fidelity Investments (until 2001).
----------------------------- ------------- ----------- -------------------------------------------------------------- -------------
Gordon M. Shone               Treasurer     (Since      Treasurer, John Hancock Funds (since 2006); John Hancock       N/A
Born:  1956                                  2005)      Funds II, John Hancock Funds III and John Hancock Trust
                                                        (since 2005); Vice President and Chief Financial Officer,
                                                        John Hancock Trust (2003-2005); Senior Vice President,
                                                        John Hancock Life Insurance Company (U.S.A.) (since 2001);
                                                        Vice President, John Hancock Investment Management
                                                        Services, Inc. and John Hancock Advisers, LLC (since
                                                        2006), The Manufacturers Life Insurance Company (U.S.A.)
                                                        (1998-2000).
----------------------------- ------------- ----------- -------------------------------------------------------------- -------------
John G. Vrysen                Chief         (since      Senior Vice President, Manulife Financial Corporation          N/A
Born:  1955                   Operating      2007)      (since 2006); Director, Executive Vice President and Chief
                              Officer                   Operating Officer, the Adviser, The Berkeley Group and
                                                        John Hancock Funds, LLC (June 2007-Present); Chief
                                                        Operating Officer, John Hancock Funds, John Hancock Funds
                                                        II, John Hancock Funds III, John Hancock Trust (June 2007
                                                        to Present); Director, Executive Vice President, and Chief
                                                        Financial Officer, the Adviser, The Berkeley Group and
                                                        John Hancock Funds, LLC (until June 2007); Executive Vice
                                                        President and Chief Financial Officer, John Hancock
                                                        Investment Management Services, LLC (since 2005), Vice
                                                        President and Chief Financial Officer, MFC Global (U.S.)
                                                        (since 2005); Director, John Hancock Signature Services,
                                                        Inc. (since 2005); Chief Financial Officer, John Hancock
                                                        Funds, John Hancock Funds II, John Hancock Funds III, John
                                                        Hancock Trust (2005-June 2007 ); Vice President and
                                                        General Manager, Fixed Annuities, U.S. Wealth Management
                                                        (until 2005); Vice President, Operations Manulife Wood
                                                        Logan (2000-2004).
----------------------------- ------------- ----------- -------------------------------------------------------------- -------------

----------------------------- ------------- ----------- -------------------------------------------------------------- -------------
Charles A. Rizzo              Chief         (since      Chief Financial Officer, John Hancock Funds, John Hancock      N/A
Born:  1959                   Financial      2007)      Funds II, John Hancock Funds III, John Hancock Trust (June
                              Officer                   2007-Present); Assistant Treasurer, Goldman Sachs Mutual
                                                        Fund Complex (registered investment companies) (2005-June
                                                        2007); Vice President, Goldman Sachs (2005-June 2007);
                                                        Managing Director and Treasurer of Scudder Funds, Deutsche
                                                        Asset Management (2003-2005); Director, Tax and Financial
                                                        Reporting, Deutsche Asset Management (2002-2003); Vice
                                                        President and Treasurer, Deutsche Global Fund Services
                                                        (1999-2002).
----------------------------- ------------- ----------- -------------------------------------------------------------- -------------

(1)  Business  address  for  the  officers  is  601  Congress  Street,   Boston,
     Massachusetts 02210-2805.

The Board has established the following committees: (i) an Audit and Compliance Committee composed solely of Independent Trustees (Messrs. Moore and Ladner and Ms. Peterson); (ii) a Governance Committee composed of all of the Independent Trustees; (iii) a Contracts/Operations Committee composed solely of Independent Trustees (Messrs. Pruchansky, Carlin, Cunningham and Dion); and (iv) an Investment Committee composed of all of the Independent Trustees.

The Audit and Compliance Committee is responsible for the review of internal and external accounting and auditing procedures of JHF III and, among other things, the consideration and selection of independent registered public accounting firm for JHF III, approval of all significant services proposed to be performed by its independent registered public accounting firm and consideration of the possible effect of such services on the registered public accounting firm's. The Audit and Compliance Committee reviews and makes recommendations to the Board regarding certain compliance matters relating to JHF III.

The Governance Committee is responsible for consideration and nomination of Independent Trustee candidates. Nominations should be forwarded to the attention of the Secretary of JHF III at 601 Congress Street, Boston, MA 02210.

The Investment Committee reviews investment matters relating to the Funds.

During the fiscal year ended February 28, 2007, the Audit and Compliance Committee held 4 meetings, the Governance Committee held 1 meeting, and the Investment Committee held 4 meetings.

Compensation of Trustees and Officers for fiscal year ending February 28, 2007

The following table provides information regarding the compensation paid by JHF III and the other investment companies in the John Hancock Fund Complex to the Independent Trustees of JHF III for their services. Each Trustee is paid a $7,500 quarterly retainer, plus $4,000 for attendance at each quarterly meeting. Each Trustee is reimbursed for travel and other out of pocket expenses incurred in attending meetings. The Board Chairman receives a $10,000 annual retainer. JHF III does not pay any remuneration to any Trustee who is an officer or employee of the Adviser or its affiliates. Of the officers listed above, the President is furnished to JHF III pursuant to the Advisory Agreement described below and receives no compensation from JHF III. The other named officers receive no compensation from JHF III, and are compensated by the Adviser and/or affiliates for their services. The officers of JHF III may spend only a portion of their time on the affairs of JHF III.

Compensation Table (1)

 --------------------- ---------------------- ----------------------------------
 Independent Trustees     Total Compensation   Total Compensation from JHF III
                             from JHF III         and the John Hancock Fund
                                                       Complex (2)(3)
 --------------------- ---------------------- ----------------------------------
 Mr. Carlin                    $0.00                     $125,500
 --------------------- ---------------------- ----------------------------------
 Mr. Cunningham                 $134                     $171,500
 --------------------- ---------------------- ----------------------------------
 Mr. Dion                      $0.00                     $265,500
 --------------------- ---------------------- ----------------------------------
 Mr. Ladner                     $134                     $172,750
 --------------------- ---------------------- ----------------------------------
 Mr. Moore                     $0.00                     $146,750
 --------------------- ---------------------- ----------------------------------
 Ms. Peterson                  $0.00                     $127,000
 --------------------- ---------------------- ----------------------------------
 Mr. Pruchansky                $0.00                     $145,500
 --------------------- ---------------------- ----------------------------------
(1) Compensation received for services as Trustee or officer. Although JHF III does not maintain a pension or retirement plan for any of its Trustees or officers, through their service as Independent Trustees of other John Hancock funds, the Independent Trustees may participate in the John Hancock Deferred Compensation Plan for Independent Trustees. Under this Plan, an Independent Trustee may defer his or her fees by electing to have the Adviser invest these fees in one or more the funds in the John Hancock Fund Complex that participate in the Plan.
(2) Total compensation paid by the John Hancock Fund Complex includes all funds in the John Hancock family of funds. Information is as of February 28, 2007 for 252 funds of 31 trusts in the Fund Complex.
(3) As of February 28, 2007, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex amounted to $181,140 for Mr. Cunningham, $657,623 for Mr. Dion, $86,244 for Mr. Ladner, $328,867 for Mr. Moore, $71,774 for Ms. Peterson, and $330,653 for Mr. Pruchansky.

Trustee Ownership of Shares of the Funds (1)

The table below lists the amount of securities of each Portfolio beneficially owned by each Trustee as of December 31, 2006. For purposes of this table, beneficial ownership is defined to mean a direct or indirect pecuniary interest. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following table:

A - $0
B - $1 up to and including $10,000
C - $10,001 up to and including $50,000
D - $50,001 up to and including $100,000
E- $100,001 or more

---------------------- ------------ ---------------- ---------- ------------ ----------- -------------- --------------- ------------
                       Independent                                                                                       Interested
                       Trustees:                                                                                         Trustee:
---------------------- ------------ ---------------- ---------- ------------ ----------- -------------- --------------- ------------
JHF III Fund           Mr. Carlin    Mr. Cunningham   Mr. Dion   Mr. Ladner   Mr. Moore   Ms. Peterson  Mr. Pruchansky   Mr. Boyle
---------------------- ------------ ---------------- ---------- ------------ ----------- -------------- --------------- ------------
Active Value           A             A                A          A            A           A             A                A
---------------------- ------------ ---------------- ---------- ------------ ----------- -------------- --------------- ------------
Global                 A             A                A          A            A           A             A                A
---------------------- ------------ ---------------- ---------- ------------ ----------- -------------- --------------- ------------
Growth                 B             A                A          A            A           A             A                A
---------------------- ------------ ---------------- ---------- ------------ ----------- -------------- --------------- ------------
Growth Opportunities   B             A                A          A            B           B             A                A
---------------------- ------------ ---------------- ---------- ------------ ----------- -------------- --------------- ------------
International          B             A                A          A            A           A             A                A
Allocation Portfolio
---------------------- ------------ ---------------- ---------- ------------ ----------- -------------- --------------- ------------
International Core     B             A                A          A            B           A             A                A
---------------------- ------------ ---------------- ---------- ------------ ----------- -------------- --------------- ------------
International Growth   B             A                A          A            A           A             A                A
---------------------- ------------ ---------------- ---------- ------------ ----------- -------------- --------------- ------------
Intrinsic Value        B             A                A          A            A           A             A                A
---------------------- ------------ ---------------- ---------- ------------ ----------- -------------- --------------- ------------

---------------------- ------------ ---------------- ---------- ------------ ----------- -------------- --------------- ------------
                       Independent                                                                                       Interested
                       Trustees:                                                                                         Trustee:
---------------------- ------------ ---------------- ---------- ------------ ----------- -------------- --------------- ------------
JHF III Fund           Mr. Carlin    Mr. Cunningham   Mr. Dion   Mr. Ladner   Mr. Moore   Ms. Peterson  Mr. Pruchansky   Mr. Boyle
---------------------- ------------ ---------------- ---------- ------------ ----------- -------------- --------------- ------------
U.S. Core              B             A                A          A            A           A             A                A
---------------------- ------------ ---------------- ---------- ------------ ----------- -------------- --------------- ------------
U.S. Quality Equity    A             A                A          A            A           A             A                A
---------------------- ------------ ---------------- ---------- ------------ ----------- -------------- --------------- ------------
Value Opportunities    B             A                A          A            A           A             A                A
---------------------- ------------ ---------------- ---------- ------------ ----------- -------------- --------------- ------------
Aggregate Dollar Range C             A                A          A            B           B             A                A
of Holdings in Funds
of the John Hancock
Funds Complex
---------------------- ------------ ---------------- ---------- ------------ ----------- -------------- --------------- ------------

(1) As discussed above , although JHF III does not maintain a deferred compensation plan, the Independent Trustees, through their service as Trustees of other John Hancock funds, may participate in the Deferred Compensation Plan. Under these circumstances, the Trustee is not the legal owner of the underlying shares but does participate in any positive or negative return on those shares to the same extent as all other shareholders. With regard to Trustees participating in the Plan, if a Trustee was deemed to own the shares used in computing the value of his or her deferred compensation, the "Aggregate Dollar Range of Holdings in Funds of the Fund Complex Overseen by Trustee" would be greater.

All of the officers listed are officers or employees of the Adviser or Affiliated Companies. Some of the Trustees and officers may also be officers or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

SHAREHOLDERS OF JHF III

As of May 31, 2007, the Trustees and officers of each Fund, in the aggregate, beneficially owned less than 1% of the outstanding shares of each class of shares of each Fund.

As of May 31, 2007 the following shareholders owned of record 5% or more of the outstanding classes of shares of the Funds indicated below:

Fund Name         Share    Shareholder Name                      Address                         Number of Shares      Percentage of
                  Class                                                                                                 Ownership
                           JOHN HANCOCK LIFE INSURANCE CO USA    601 CONGRESS ST FL 9
GROWTH                A    ATTN: KELLY A CONWAY                  BOSTON MA  02210-2804             738,902.906             74.69%
                           JOHN HANCOCK LIFE INSURANCE CO USA    601 CONGRESS ST FL 9
GROWTH                B    ATTN: KELLY A CONWAY                  BOSTON MA  02210-2804               5,051.142             20.08%
                           NFS LLC FEBO #                        76 EAGLE DR
GROWTH                B    NFS/FMTC IRA                          BEDFORD NH  03110-4412              1,370.226              5.45%
                           MLPF& S FOR THE                       4800 DEER LAKE DRIVE EAST 2ND
GROWTH                B    SOLE BENEFIT OF ITS CUSTOMERS         JACKSONVILLE FL  32246-6484        10,659.000             42.38%
                           JOHN HANCOCK LIFE INSURANCE CO USA    601 CONGRESS ST FL 9

GROWTH                C    ATTN: KELLY A CONWAY                  BOSTON MA  02210-2804               5,051.142               8.39%
                           MLPF& S FOR THE                       4800 DEER LAKE DRIVE EAST 2ND
GROWTH                C    SOLE BENEFIT OF ITS CUSTOMERS         JACKSONVILLE FL  32246-6484        33,469.431              55.58%
                                                                 9785 TOWNE CENTRE DR
GROWTH                I    LPL FINANCIAL SERVICES                SAN DIEGO CA  92121-1968            1,347.709              22.99%
                           NFS LLC FEBO                          17 TRAILSIDE RD
GROWTH                I    SARAH L HARTSTEIN REVOCABLE TRU       MEDFIELD MA  02052-2237             4,514.678              77.01%
                           MLPF& S FOR THE                       4800 DEER LAKE DRIVE EAST 2ND
GROWTH OPPORTUNITIES  C    SOLE BENEFIT OF ITS CUSTOMERS         JACKSONVILLE FL  32246-6484        12,367.628               7.87%
GROWTH                     JOHN HANCOCK LIFE INSURANCE CO USA    601 CONGRESS ST FL 9
OPPORTUNITIES         I    ATTN: KELLY A CONWAY                  BOSTON MA  02210-2804               4,556.175              41.14%
GROWTH                     RBC DAIN RAUSCHER CUST                289 ANDES DR
OPPORTUNITIES         I    DONALD E ZAHRLI                       GLEN CARBON IL  62034-1318          1,358.966              12.27%
GROWTH                     RBC DAIN RAUSCHER CUSTODIAN           PO BOX 631806
OPPORTUNITIES         I    THOMAS C FULTON                       LITTLETON CO  80163-1806              624.304               5.64%
GROWTH                     RBC DAIN RAUSCHER CUSTODIAN           PO BOX 631806
OPPORTUNITIES         I    SANDRA L PERKINS                      LITTLETON CO  80163-1806              592.837               5.35%
GROWTH                     RBC DAIN RAUSCHER CUST                4312 PARKVIEW DR
OPPORTUNITIES         I    RONALD E LACEY                        URBANDALE IA  50322-1632              781.879               7.06%
GROWTH                     MG TRUST CUSTODIAN                    700 17TH ST STE 150
OPPORTUNITIES         I    FBO PERKIN ELMER                      DENVER CO  80202-3502                 612.457               5.53%
GROWTH                     MLPF& S FOR THE                       4800 DEER LAKE DRIVE EAST 2ND
OPPORTUNITIES         I    SOLE BENEFIT OF ITS CUSTOMERS         JACKSONVILLE FL  32246-6484         1,048.283               9.47%
GROWTH                     JOHN HANCOCK LIFE INSURANCE CO USA    601 CONGRESS ST FL 9
OPPORTUNITIES         R1   ATTN: KELLY A CONWAY                  BOSTON MA  02210-2804               4,556.349              98.64%
                           JOHN HANCOCK LIFE INSURANCE CO USA    601 CONGRESS ST FL 9
GROWTH                R1   ATTN: KELLY A CONWAY                  BOSTON MA  02210-2804               5,058.658             100.00%
INTERNATIONAL              MLPF& S FOR THE                       4800 DEER LAKE DRIVE EAST 2ND
CORE                  A    SOLE BENEFIT OF ITS CUSTOMERS         JACKSONVILLE FL  32246-6484        42,263.088               5.52%
INTERNATIONAL              MLPF& S FOR THE                       4800 DEER LAKE DRIVE EAST 2ND
CORE                  B    SOLE BENEFIT OF ITS CUSTOMERS         JACKSONVILLE FL  32246-6484        36,713.979               6.59%
INTERNATIONAL              MLPF& S FOR THE                       4800 DEER LAKE DRIVE EAST 2ND
CORE                  C    SOLE BENEFIT OF ITS CUSTOMERS         JACKSONVILLE FL  32246-6484        57,224.247              20.98%

INTERNATIONAL              JOHN HANCOCK LIFE INSURANCE CO USA    601 CONGRESS ST FL 9
CORE                  I    ATTN: KELLY A CONWAY                  BOSTON MA  02210-2804               2,808.826              24.58%
INTERNATIONAL              MORGAN STANLEY & CO FBO               PO BOX 250
CORE                  I    K ENOKIDO & T CROUSE TTEES            GRAFTON NH  03240-0250              1,008.931               8.83%
INTERNATIONAL              MORGAN STANLEY & CO FBO               3120 KENNETT PIKE
CORE                  I    LYNNE L DORSEY SAGE DORSEY &          WILMINGTON DE  19807-3052           1,008.931               8.83%
INTERNATIONAL                                                    9785 TOWNE CENTRE DR
CORE                  I    LPL FINANCIAL SERVICES                SAN DIEGO CA  92121-1968            1,161.170              10.16%
INTERNATIONAL                                                    9785 TOWNE CENTRE DR
CORE                  I    LPL FINANCIAL SERVICES                SAN DIEGO CA  92121-1968              594.955               5.21%
INTERNATIONAL                                                    9785 TOWNE CENTRE DR
CORE                  I    LPL FINANCIAL SERVICES                SAN DIEGO CA  92121-1968              586.029               5.13%
INTERNATIONAL              NFS LLC FEBO                          17 TRAILSIDE RD
CORE                  I    SARAH L HARTSTEIN REVOCABLE TRU       MEDFIELD MA  02052-2237               589.044               5.16%
INTERNATIONAL              MG TRUST CUSTODIAN                    700 17TH ST STE 150
CORE                  I    FBO EKK EAGLE AMERICA                 DENVER CO  80202-3502               2,131.284              18.65%
INTERNATIONAL              JOHN HANCOCK LIFE INSURANCE CO USA    601 CONGRESS ST FL 9
CORE                  R1   ATTN: KELLY A CONWAY                  BOSTON MA  02210-2804               2,808.926              98.75%
INTERNATIONAL              JOHN HANCOCK LIFE INSURANCE CO USA    601 CONGRESS ST FL 9
GROWTH                A    ATTN: KELLY A CONWAY                  BOSTON MA  02210-2804              39,994.165              87.10%
INTERNATIONAL              JOHN HANCOCK LIFE INSURANCE CO USA    601 CONGRESS ST FL 9
GROWTH                B    ATTN: KELLY A CONWAY                  BOSTON MA  02210-2804               5,087.287              18.34%
INTERNATIONAL              RBC DAIN RAUSCHER CUSTODIAN           16212 EDGEMONT DRIVE
GROWTH                B    SHARON K MITCHELL                     FORT MYERS FL  33908-3654           2,560.239               9.23%
INTERNATIONAL              MLPF& S FOR THE                       4800 DEER LAKE DRIVE EAST 2ND
GROWTH                B    SOLE BENEFIT OF ITS CUSTOMERS         JACKSONVILLE FL  32246-6484         2,526.159               9.11%
INTERNATIONAL              JOHN HANCOCK LIFE INSURANCE CO USA    601 CONGRESS ST FL 9
GROWTH                I    ATTN: KELLY A CONWAY                  BOSTON MA  02210-2804               5,114.848              10.70%
INTERNATIONAL                                                    625 MARQUETTE AVE FL 13
GROWTH                I    WELLS FARGO INVESTMENTS LLC           MINNEAPOLIS MN  55402-2308         19,245.574              40.27%
INTERNATIONAL                                                    625 MARQUETTE AVE FL 13
GROWTH                I    WELLS FARGO INVESTMENTS LLC           MINNEAPOLIS MN  55402-2308         19,245.574              40.27%

INTERNATIONAL              JOHN HANCOCK LIFE INSURANCE CO USA    601 CONGRESS ST FL 9
GROWTH                R1   ATTN: KELLY A CONWAY                  BOSTON MA  02210-2804               5,103.539              99.79%
                           JOHN HANCOCK LIFE INSURANCE CO USA    601 CONGRESS ST FL 9
INTRINSIC VALUE       A    ATTN: KELLY A CONWAY                  BOSTON MA  02210-2804              36,436.939              84.04%
INTRINSIC                  LUZ M MARQUEZ
VALUE                 B    17030 NANES DR STE 205                HOUSTON TX  77090-2500              1,553.068               7.52%
INTRINSIC                  LUZ M MARQUEZ TTEE                    PENSION PLAN
VALUE                 B    MARQUEZ AND ASSOCIATES P A            HOUSTON TX  77090                   1,110.796               5.38%
INTRINSIC                  PERSHING LLC
VALUE                 B    PO BOX 2052                           JERSEY CITY NJ  07303-2052          2,756.947              13.36%
INTRINSIC                                                        19855 GREENBRIAR DRIVE
VALUE                 B    FIRST CLEARING LLC                    TARZANA CA  91356-5428              1,100.541               5.33%
INTRINSIC                  PERSHING LLC
VALUE                 B    PO BOX 2052                           JERSEY CITY NJ  07303-2052          1,438.836               6.97%
INTRINSIC                  PERSHING LLC
VALUE                 B    PO BOX 2052                           JERSEY CITY NJ  07303-2052          1,233.232               5.98%
INTRINSIC                  MLPF& S FOR THE                       4800 DEER LAKE DRIVE EAST 2ND
VALUE                 B    SOLE BENEFIT OF ITS CUSTOMERS         JACKSONVILLE FL  32246-6484         1,777.155               8.61%
INTRINSIC                                                        101 OKAMATO ST
VALUE                 C    FIRST CLEARING LLC                    RALEIGH NC  27603-1987              1,070.407               7.97%
INTRINSIC                  RAYMOND JAMES & ASSOC INC             880 CARILLON PKWY
VALUE                 C    FBO LEBLANC IRA                       ST PETERSBURG FL  33716-1100          915.389               6.82%
INTRINSIC                  RBC DAIN RAUSCHER CUST                234 FIRETHORN DR
VALUE                 C    TERRI A SILVEIRA                      ROHNERT PARK CA  94928-1319           671.998               5.01%
INTRINSIC                  RAYMOND JAMES & ASSOC INC             880 CARILLON PKWY
VALUE                 C    FBO SULLIVAN IRA                      ST PETERSBURG FL  33716-1100        1,304.915               9.72%
INTRINSIC                  MLPF& S FOR THE                       4800 DEER LAKE DRIVE EAST 2ND
VALUE                 C    SOLE BENEFIT OF ITS CUSTOMERS         JACKSONVILLE FL  32246-6484         2,047.804              15.25%
INTRINSIC                  JOHN HANCOCK LIFE INSURANCE CO USA    601 CONGRESS ST FL 9
VALUE                 I    ATTN: KELLY A CONWAY                  BOSTON MA  02210-2804               5,088.256              90.14%
INTRINSIC                  NFS LLC FEBO                          17 TRAILSIDE RD
VALUE                 I    SARAH L HARTSTEIN REVOCABLE TRU       MEDFIELD MA  02052-2237               556.647               9.86%

INTRINSIC                  JOHN HANCOCK LIFE INSURANCE CO USA    601 CONGRESS ST FL 9
VALUE                 R1   ATTN: KELLY A CONWAY                  BOSTON MA  02210-2804               5,076.621              99.36%
                           JOHN HANCOCK LIFE INSURANCE CO USA    601 CONGRESS ST FL 9
US CORE               A    ATTN: KELLY A CONWAY                  BOSTON MA  02210-2804              39,442.881              82.60%
US                                                               333 WEST 34TH STREET
CORE                  B    CITIGROUP GLOBAL MARKETS INC          NEW YORK NY  10001-2402             1,301.428               9.47%
US                         JOHN HANCOCK LIFE INSURANCE CO        117 SPOOK LN
CORE                  B    REICH INSURANCE INC SIM IRA           READING PA  19606-9690              1,791.920              13.04%
US                         JOHN HANCOCK LIFE INSURANCE CO USA    601 CONGRESS ST FL 9
CORE                  B    ATTN: KELLY A CONWAY                  BOSTON MA  02210-2804               5,048.069              36.73%
US                         NFS LLC FEBO                          4 FROST CMN
CORE                  B    NFS/FMTC ROLLOVER IRA                 SLINGERLANDS NY  12159-2405         1,143.132               8.32%
US                         PERSHING LLC
CORE                  B    PO BOX 2052                           JERSEY CITY NJ  07303-2052            903.751               6.58%
US                         MLPF& S FOR THE                       4800 DEER LAKE DRIVE EAST 2ND
CORE                  C    SOLE BENEFIT OF ITS CUSTOMERS         JACKSONVILLE FL  32246-6484        46,550.256              90.71%
US                         JOHN HANCOCK LIFE INSURANCE CO USA    601 CONGRESS ST FL 9
CORE                  I    ATTN: KELLY A CONWAY                  BOSTON MA  02210-2804               5,074.147              90.17%
US                         NFS LLC FEBO                          17 TRAILSIDE RD
CORE                  I    SARAH L HARTSTEIN REVOCABLE TRU       MEDFIELD MA  02052-2237               553.178               9.83%
US                         JOHN HANCOCK LIFE INSURANCE CO USA    601 CONGRESS ST FL 9
CORE                  R1   ATTN: KELLY A CONWAY                  BOSTON MA  02210-2804               5,062.385             100.00%
VALUE                      CHARLES SCHWAB & CO INC               101 MONTGOMERY ST
OPPORTUNITIES         A    MUTUAL FUNDS DEPT                     SAN FRANCISCO CA  94104-4151       48,921.865               5.33%
VALUE                      JOHN HANCOCK LIFE INSURANCE CO USA    601 CONGRESS ST FL 9
OPPORTUNITIES         A    ATTN: KELLY A CONWAY                  BOSTON MA  02210-2804              33,141.442              79.91%
VALUE                      PERSHING LLC
OPPORTUNITIES         B    PO BOX 2052                           JERSEY CITY NJ  07303-2052            960.857               5.61%
VALUE                      PERSHING LLC
OPPORTUNITIES         B    PO BOX 2052                           JERSEY CITY NJ  07303-2052          1,099.844               6.42%
VALUE                      PERSHING LLC
OPPORTUNITIES         B    PO BOX 2052                           JERSEY CITY NJ  07303-2052          2,167.092              12.65%

VALUE                      NFS LLC FEBO                          799 SEVEN HILLS LN
OPPORTUNITIES         B    NFS/FMTC IRA                          SAINT CHARLES MO  63304-1439          907.312               5.30%
VALUE                      MLPF& S FOR THE                       4800 DEER LAKE DRIVE EAST 2ND
OPPORTUNITIES         B    SOLE BENEFIT OF ITS CUSTOMERS         JACKSONVILLE FL  32246-6484         1,228.767               7.17%
VALUE                                                            9785 TOWNE CENTRE DR
OPPORTUNITIES         C    LPL FINANCIAL SERVICES                SAN DIEGO CA  92121-1968            5,916.839               8.74%
VALUE                      MLPF& S FOR THE                       4800 DEER LAKE DRIVE EAST 2ND
OPPORTUNITIES         C    SOLE BENEFIT OF ITS CUSTOMERS         JACKSONVILLE FL  32246-6484        11,254.757              16.63%
VALUE                      JOHN HANCOCK LIFE INSURANCE CO USA    601 CONGRESS ST FL 9
OPPORTUNITIES         I    ATTN: KELLY A CONWAY                  BOSTON MA  02210-2804               5,065.559              40.24%
VALUE                                                            9785 TOWNE CENTRE DR
OPPORTUNITIES         I    LPL FINANCIAL SERVICES                SAN DIEGO CA  92121-1968              920.203               7.31%
VALUE                      MORGAN STANLEY & CO FBO               10829 PLEASANT HILL DR
OPPORTUNITIES         I    STEVEN MAYER                          POTOMAC MD  20854-1512              1,000.000               7.94%
VALUE                      NFS LLC FEBO                          12701 SOUTHWEST HWY
OPPORTUNITIES         I    ANNMARIE ERRICHETTI                   PALOS PARK IL  60464-1875             877.117               6.97%
VALUE                      NFS LLC FEBO                          74 PARK LN
OPPORTUNITIES         I    NFS/FMTC IRA                          CONCORD MA  01742-1620                929.800               7.39%
VALUE                      NFS LLC FEBO                          85 E INDIA ROW APT 24F
OPPORTUNITIES         I    SUSAN D EGMONT                        BOSTON MA  02110-3395                 914.361               7.26%
VALUE                      JOHN HANCOCK LIFE INSURANCE CO USA    601 CONGRESS ST FL 9
OPPORTUNITIES         R1   ATTN: KELLY A CONWAY                  BOSTON MA  02210-2804               5,053.892              99.84%


INVESTMENT ADVISORY AND OTHER SERVICES

Advisory Agreements. The Adviser is a Delaware limited liability corporation whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The ultimate parent of the Adviser is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company (the "Life Company") and its subsidiaries, collectively known as Manulife Financial. The Adviser is registered as an investment adviser under the Advisers Act.

Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") and MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)) serve as subadvisers to the Funds and the Portfolio, respectively (collectively the "Subadvisers").

The Funds have entered into an investment management contract (the "Advisory Agreement") with the Adviser. Pursuant to the Advisory Agreement, the Adviser administers the business and affairs of the Funds. The Adviser is responsible for performing or paying for various administrative services for the Funds, including providing at the Adviser's expense:

o    office space and all necessary office facilities and equipment, and

o individuals who serve as directors, officers or employees of Adviser to serve (if duly elected or appointed) as Trustees or President of the Funds, without remuneration from or other cost to the Funds.

The Adviser shall, at the Funds' expense, perform all administrative, compliance, financial, accounting, bookkeeping and recordkeeping functions, except for those functions that may be performed by a third party pursuant to custodian, transfer agency or service agreements executed by the Funds. The Adviser shall also furnish to the Funds, at the Funds' expense, any personnel necessary for these functions.

The Adviser pays the cost of any advertising or sales literature relating solely to the Funds, as well as the cost of printing and mailing Prospectuses to persons other than current shareholders of the Funds.

In addition to providing the services described above, the Adviser selects, contracts with, and compensates Subadvisers to manage the investment and reinvestment of the assets of the Funds. The Adviser monitors the compliance of such Subadvisers with the investment objectives and related policies of the Funds, and reviews the performance of such Subadvisers and reports periodically on such performance to the Board.

As part of the overall business arrangement between the Adviser and GMO, the Adviser has agreed that under certain circumstances it (and not the Fund) will pay to the GMO a specified amount if the Subadvisory Contract for a Fund is terminated within a five year period from the date of its effectiveness. Such amounts may total up to $12 million for any single Fund and up to $48 million in the aggregate. Subject to its fiduciary duties as an investment adviser to each Fund and its shareholders, the Adviser has also agreed in connection with its broader arrangement with GMO that it will not recommend that the Board terminate GMO and any Subadvisory Contract or to reduce any of the fees payable thereunder to the GMO for a five year period from the date of its effectiveness. The Funds are not parties to any of these arrangements, and they are not binding upon any of the Funds or the Board. These arrangements present certain conflicts of interest, however, because the Adviser has a financial incentive to support the continuation of each Subadvisory Contract for a five year period from the date of its effectiveness. In approving the Advisory Contract and Subadvisory
Contracts, the Board, including the Independent Trustees, were aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to GMO.

Each Fund bears all the costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, Prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to a Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts maintaining a committed line of credit and calculating the NAV of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund; the compensation and expenses of Trustees who are not otherwise affiliated with JHF III, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

Securities held by a Fund may also be held by other funds or investment advisory clients for which the Adviser or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more other funds or clients are selling the same security. If opportunities for purchase or sale of securities by the Adviser for a Fund or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or their respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of its obligations and duties under the Agreement.

Under the Advisory Agreement, a Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Agreement or any extension, renewal or amendment thereof remains in effect. If the Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The following table shows the advisory fees that each Fund incurred and paid to the Adviser for (i) the fiscal period from commencement to February 28, 2006 (if applicable); and (ii) the fiscal year ended February 28, 2007 or fiscal period from commencement to February 28, 2007.

------------------------------------------------------------------------------------------------------------------------------------
Fund                                    Period ended February 28, 2006                Period or Year ended February 28, 2007
------------------------------------------------------------------------------------------------------------------------------------
                                        Gross Fees        Waivers         Net Fees    Gross Fees         Waivers         Net Fees
------------------------------------------------------------------------------------------------------------------------------------
Active Value Fund                       N/A               N/A             N/A         N/A                N/A             N/A
------------------------------------------------------------------------------------------------------------------------------------
Global Fund                             N/A               N/A             N/A         N/A                N/A             N/A
------------------------------------------------------------------------------------------------------------------------------------
Growth Fund                             N/A               N/A             N/A         $133,802           $156,932        $(23,130)
------------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities Fund               $2,673            $44,132         $(41,459)   $24,905            $193,273        $(168,368)
------------------------------------------------------------------------------------------------------------------------------------
International Allocation Portfolio      N/A               N/A             N/A         $264               $28,571         $(28,306)
------------------------------------------------------------------------------------------------------------------------------------
International Core Fund                 $28,266           $117,883        $(89,617)   $5,513,179         $221,577        $5,291,602
------------------------------------------------------------------------------------------------------------------------------------
International Growth Fund               N/A               N/A             N/A         $120,866           $139,760        $(18,894)
------------------------------------------------------------------------------------------------------------------------------------
Intrinsic Value Fund                    N/A               N/A             N/A         $100,631           $133,882        $(33,251)
------------------------------------------------------------------------------------------------------------------------------------
U.S. Core Fund                          N/A               N/A             N/A         $104,924           $137,866        $(32,942)
------------------------------------------------------------------------------------------------------------------------------------
U.S. Quality Equity Fund                N/A               N/A             N/A         N/A                N/A             N/A
------------------------------------------------------------------------------------------------------------------------------------
Value Opportunities Fund                N/A               N/A             N/A         $108,859           $159,263        $(50,404)
------------------------------------------------------------------------------------------------------------------------------------

Subadvisory Agreements

Duties of the Subadvisers. Under the terms of the current subadvisory agreements (including, with respect to the Portfolio, the sub-subadvisory agreement with the Deutsche Investment Management Americas, Inc. ("DeAM")), the Subadvisers manage the investment and reinvestment of the assets of the assigned portfolios, subject to the supervision of the Board and the Adviser. (In the case of the DeAM Subadvisory Consulting Agreement, DeAM' s activities are also subject to the supervision of MFC Global (U.S.A.)). The Subadvisers formulate continuous investment programs for each Fund consistent with its investment objectives and policies, as outlined in the Prospectuses. The Subadvisers implement such programs by purchases and sales of securities and regularly reports to the Adviser and the Board with respect to the implementation of such programs. (In the case of the DeAM Subadvisory Consulting Agreement for the Portfolio, DeAM does not purchase and sell securities but rather provides information and services to MFC Global (U.S.A.) to assist MFC Global (U.S.A.) in this process, as noted below). Each Subadviser, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel required for it to execute its duties, as well as administrative facilities, including bookkeeping, clerical personnel, and equipment necessary for the conduct of the investment affairs of the assigned portfolios.

The information and services DeAM provides to MFC Global (U.S.A.) pursuant to the Subadvisory Consulting Agreement for the Portfolios are as follows:

DeAM will provide MFC Global (U.S.A.) the following information and services as may be requested by MFC Global (U.S.A.) from time to time:

     o  calculate  the  probability   that  the  Funds  will  outperform   their
     performance benchmarks;

     o perform statistical performance analysis of historical manager returns for managers that MFC Global (U.S.A.) would like to include in its potential line up on a quarterly basis;

     o using its proprietary optimization technology, DeAM will seek to optimize the Portfolio's investments consistent with the performance objective specified by MFC Global (U.S.A.) (i.e. the probability of out-performing a benchmark, minimum shortfall relative to the benchmark, and specification of the benchmark for the Portfolio, and any constraints that MFC Global (U.S.A.) may specify on allocations to various Funds) on a quarterly basis; and

     o consult with MFC Global (U.S.A.) to explain proposed allocations on a quarterly basis and review past performance of the Portfolio, provided that DeAM is given information on the performance of the Portfolio and the actual allocations implemented.

DeAM Subadvisory Consulting Agreement for the Portfolio. The Portfolio's Prospectus refers to a subadvisory consulting agreement between MFC Global (U.S.A.) and DeAM for the provision of subadvisory consulting services to MFC Global (U.S.A.) in regards to the Portfolio. A portion of the subadvisory fee paid to MFC Global (U.S.A.) by the Adviser is paid by MFC Global (U.S.A.) to DeAM. The Portfolio does not incur any expenses in connection with DeAM's services outside of the fee paid to the Adviser.

Affiliated Subadvisers. Both the Adviser and the Subadvisers listed below are controlled by MFC:

MFC Global Investment Management (U.S.A.) Limited,
Declaration Management & Research LLC, and
MFC Global Investment Management (U.S.), LLC
(collectively, "Affiliated Subadvisers").

Advisory arrangements involving Affiliated Subadvisers may present certain potential conflicts of interest. For each Fund subadvised by an Affiliated Subadviser, MFC will benefit not only from the net advisory fee retained by the Adviser but also from the subadvisory fee paid by the Adviser to the Affiliated Subadviser. Consequently, MFC may be viewed as benefiting financially from: (i) the appointment of or continued service of Affiliated Subadvisers to manage the Funds; and (ii) the allocation of the assets of the John Hancock International Allocation Portfolio to the Funds having Affiliated Subadvisers. However, both the Adviser in recommending to the Board the appointment or continued service of Affiliated Subadvisers and MFC Global (U.S.A.) in allocating the assets of the Portfolio, have a fiduciary duty to act in the best interests of the Funds and their shareholders. In addition, under JHF III's "Manager of Managers" exemptive order received from the SEC, JHF III is required to obtain shareholder approval of any subadvisory agreement appointing an Affiliated Subadviser as the subadviser to a Fund (in the case of a new Fund, the initial sole shareholder of the Fund, an affiliate of the Adviser and MFC, may provide this approval). The Independent Trustees are aware of and monitor these potential conflicts of interest.

Amount of Subadvisory Fees Paid. For the respective fiscal year ended February 28, 2007 or period from commencement to February 28, 2007, the Adviser paid aggregate subadvisory fees of $2,953,762. These amounts were allocated among the Funds as follows:

--------------------------------------------------------------------------------
Fund                                 Period ended to       Period or Year ended
                                     February 28, 2006     February 28, 2007
--------------------------------------------------------------------------------
Active Value Fund                    N/A                   $0
--------------------------------------------------------------------------------
Global Fund                          N/A                   $0
--------------------------------------------------------------------------------
Growth Fund                          N/A                   $58,538
--------------------------------------------------------------------------------
Growth Opportunities Fund            N/A                   $10,104
--------------------------------------------------------------------------------
International Allocation Portfolio   N/A                   $101
--------------------------------------------------------------------------------
International Core Fund              N/A                   $2,690,298
--------------------------------------------------------------------------------
International Growth Fund            N/A                   $61,747
--------------------------------------------------------------------------------
Intrinsic Value Fund                 N/A                   $42,575
--------------------------------------------------------------------------------
U.S. Core Fund                       N/A                   $42,773
--------------------------------------------------------------------------------
U.S. Quality Equity Fund             N/A                   $0
--------------------------------------------------------------------------------
Value Opportunities Fund             N/A                   $47,626
--------------------------------------------------------------------------------

A discussion regarding the basis for the Board's approval of the investment advisory and subadvisory agreements of the Funds is available in the annual report to shareholders for the fiscal year ended February 28, 2007.

Other Services

Proxy Voting Policies. JHF III's proxy voting policies and procedures ("JHF III's Procedures") delegate to the Subadvisers the responsibility to vote all proxies relating to securities held by the Funds in accordance with the Subadvisers' proxy voting policies and procedures. The Subadvisers have a duty to vote such proxies in the best interests of each Fund and its shareholders. Complete descriptions of JHF III's Procedures and the proxy voting procedures of the Subadvisers are set forth in Appendix D to this SAI.

It is possible that conflicts of interest could arise for a Subadviser when voting proxies. Such conflicts could arise, for example, when the Subadviser or its affiliate has a client or other business relationship with the issuer of the security being voted or with a third party that has an interest in the vote. A conflict of interest could also arise when JHF III, the Adviser or the Distributor or any of their affiliates has an interest in the vote.

In the event a Subadviser becomes aware of a material conflict of interest, JHF III's Procedures generally require the Subadviser to follow any conflicts procedures that may be included in the Subadviser's proxy voting procedures. Although conflicts procedures will vary among Subadvisers, they generally include one or more of the following:

     (a) voting pursuant to the recommendation of a third party voting service;
     (b) voting pursuant to pre-determined voting guidelines; or
     (c) referring voting to a special compliance or oversight committee.

The specific conflicts procedures of each Subadviser are set forth in its proxy voting procedures included in Appendix D. While these conflicts procedures may reduce, they will not necessarily eliminate, any influence on proxy voting of conflicts of interest.

Although each Subadviser has a duty to vote all proxies on behalf of the Fund(s) that it subadvises, it is possible that a Subadviser may not be able to vote proxies under certain circumstances. For example, it may be impracticable to translate in a timely manner voting materials that are written in a foreign language or to travel to a foreign country when voting in person (rather than by proxy) is required. In addition, if the voting of proxies for shares of a security prohibits a Subadviser from trading the shares in the marketplace for a period of time, the Subadviser may determine that it is not in the best interests of the Fund to vote the proxies. A Subadviser may also choose not to recall securities that have been loaned in order to vote proxies for shares of the security, since the Fund would lose security lending income if the securities were recalled.

Information regarding how JHF III voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available: (1) without charge, upon request, by calling (800) 344-1029 (attention: Gordon Shone); and
(2) on the SEC's website at http://www.sec.gov.

DISTRIBUTION CONTRACTS

JHF III has a Distribution Agreement with John Hancock Funds, LLC (the "Distributor"). Under the Agreement, the Distributor is obligated to use its best efforts to sell shares of each class of each Fund. Shares of each Fund are also sold by selected broker-dealers, banks and registered investment advisers ("Selling Firms") that have entered into selling agreements with the Distributor. These Selling Firms are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Funds. The Distributor accepts orders for the purchase of the shares of the Fund that are continually offered at NAV next determined, plus any applicable sales charge, if any. In connection with the sale of Fund shares, the Distributor and the Selling Firms receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. In the case of Class B, Class C, Class R1 and Class 1 shares, the Selling Firm receives compensation immediately, but the Distributor is compensated on a deferred basis.

The following table shows the underwriting commissions received with respect to sales of Class A shares of the Funds for: (i) the fiscal period from commencement to February 28, 2006 (if applicable); and (ii) the fiscal year ended February 28, 2007 or fiscal period from commencement to February 28, 2007.

--------------------------------------------------------------------------------
Fund                                Period ended to       Period or Year ended
                                    February 28, 2006     February 28, 2007
--------------------------------------------------------------------------------
Active Value Fund                   N/A                   N/A
--------------------------------------------------------------------------------
Global Fund                         N/A                   N/A
--------------------------------------------------------------------------------
Growth Fund                         N/A                   $49,040
--------------------------------------------------------------------------------
Growth Opportunities Fund           N/A                   $26,027
--------------------------------------------------------------------------------
International Allocation Portfolio  N/A                   $37,136
--------------------------------------------------------------------------------
International Core Fund             N/A                   $13,114
--------------------------------------------------------------------------------
International Growth Fund           N/A                   $102,828
--------------------------------------------------------------------------------
Intrinsic Value Fund                N/A                   $64,275
--------------------------------------------------------------------------------
U.S. Core Fund                      N/A                   $34,982
--------------------------------------------------------------------------------
U.S. Quality Equity Fund            N/A                   N/A
--------------------------------------------------------------------------------
Value Opportunities Fund            N/A                   $19,213
--------------------------------------------------------------------------------

The Board has adopted distribution plans with respect to each class of shares (the "12b-1 Plans") pursuant to Rule 12b-1 under the 1940 Act. Under the 12b-1 Plans, the Funds will pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A shares, 1.00% for each of Class B and Class C shares, 0.50% for Class R1 shares, and 0.05% for Class 1 shares of the Fund's average daily net assets attributable to shares of the respective class of shares. Service fees payable by a Fund will not exceed, however, 0.25% of the
Fund's average daily net assets attributable to each class of shares. The distribution fees will be used to compensate the Distributor for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Firms and others (including affiliates of the Distributor) engaged in the sale of Fund shares; and (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares. The service fees will be used to compensate Selling Firms and others for providing personal and account maintenance services to shareholders.

Each Fund pays, and will continue to pay, a management fee to the Adviser pursuant to the Advisory Agreement between the Funds and the Adviser. The Adviser may use its management fee revenue, as well as its past profits or its other resources from any other source, to make payments with respect to any expenses incurred in connection with the distribution of shares. To the extent that the payment of management fees by a Fund to the Adviser should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares within the meaning of Rule 12b-1, then such payment shall be deemed to be authorized by the appropriate 12b-1 Plan.

The Funds have also adopted a separate Class R1 shares Service Plan ("the Service Plan"). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations who agree to provide certain services to retirement plans or plan participants holding shares of the Funds a service fee of up to 0.25% of the Funds' average daily net assets attributable to Class R1 shares held by such plan participants. These services may include:
(a) acting, directly or through an agent, as the shareholder and nominee for all plan participants; (b) maintaining account records for each plan participant that beneficially owns Class R1 shares; (c) processing orders to purchase, redeem and exchange Class R1 shares on behalf of plan participants, and handling the transmission of funds representing the purchase price or redemption proceeds; (d) addressing plan participant questions regarding their accounts and the Funds; and (e) other services related to servicing such retirement plans.

The Rule 12b-1 Plans, and all amendments thereto, have been approved by the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plans, by votes cast in person at meetings called for the purpose of voting on these Plans.

Pursuant to the Rule 12b-1 Plans, at least quarterly, the Distributor provides the Board with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Board reviews these reports on a quarterly basis to determine the continued appropriateness of such payments.

The Rule 12b-1 Plans provide that they will continue in effect only so long as each such Plan's continuance is approved at least annually by a majority of both the Board and the Independent Trustees. The Rule 12b-1 Plans provide that they may be terminated without penalty: (a) by a vote of a majority of the Independent Trustees; and (b)by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to the Distributor. Each Rule 12b-1 Plan further provides that it may not be amended to increase the maximum amount of the fees described therein without the approval of a majority of the outstanding shares of the class of the Fund that has voting rights with respect to that Plan. Each Rule 12b-1 Plan provides that no material amendment to the Plan will be effective unless it is approved by a majority vote of the Board and the Independent Trustees. The holders of Class A, Class B, Class C, Class R1 and Class 1 shares have exclusive voting rights with respect to the Rule 12b-1 Plan applicable to their respective class of shares. In adopting the Rule 12b-1 Plans, the Board, including the Independent Trustees, concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

Class I shares of the Funds are not subject to any distribution plan. Expenses associated with the obligation of the Distributor to use its best efforts to sell Class I shares will be paid by the Adviser or by the Distributor and will not be paid from the fees paid under the Rule 12b-1 Plan for any other class of shares.

Amounts paid to the Distributor by any class of shares of a Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to the formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Board. From time to time, a Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each participating Fund in proportion to its relative NAV.

During  the  fiscal  year  ended   February  28,  2007  or  fiscal  period  from
commencement to February 28, 2007, the following amounts were paid pursuant to each Fund's Rule 12b-1 and Service Plans:


-------------------------------------------------------------------------------------------------------------------------
Fund                           Share Class   Rule 12b-1 Payments for period or   Service Payments for period or year
                                             year ended February 28, 2007        ended February 28, 2007
-------------------------------------------------------------------------------------------------------------------------
Active Value Fund              Class A       $0                                  $0
-------------------------------------------------------------------------------------------------------------------------
                               Class B       $0                                  $0
-------------------------------------------------------------------------------------------------------------------------
                               Class C       $0                                  $0
-------------------------------------------------------------------------------------------------------------------------
                               Class R1      $0                                  $0
-------------------------------------------------------------------------------------------------------------------------
                               Class 1       $0                                  $0
-------------------------------------------------------------------------------------------------------------------------
Global Fund
-------------------------------------------------------------------------------------------------------------------------
                               Class A       $0                                  $0
-------------------------------------------------------------------------------------------------------------------------
                               Class B       $0                                  $0
-------------------------------------------------------------------------------------------------------------------------
                               Class C       $0                                  $0
-------------------------------------------------------------------------------------------------------------------------
                               Class R1      $0                                  $0
-------------------------------------------------------------------------------------------------------------------------
                               Class 1       $0                                  $0
-------------------------------------------------------------------------------------------------------------------------
Growth Fund
-------------------------------------------------------------------------------------------------------------------------
                               Class A       $31,303                             $6,261
-------------------------------------------------------------------------------------------------------------------------
                               Class B       $389                                $1,166
-------------------------------------------------------------------------------------------------------------------------
                               Class C       $717                                $2,151
-------------------------------------------------------------------------------------------------------------------------
                               Class R1      $191                                $191
-------------------------------------------------------------------------------------------------------------------------
                               Class 1       $0                                  $0
-------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Fund                                  Share Class   Rule 12b-1 Payments for period or   Service Payments for period or year
                                                    year ended February 28, 2007        ended February 28, 2007
-----------------------------------------------------------------------------------------------------------------------------
Growth Opportunities Fund
-----------------------------------------------------------------------------------------------------------------------------
                                      Class A       $5,529                              $1,106
-----------------------------------------------------------------------------------------------------------------------------
                                      Class B       $370                                $1,109
-----------------------------------------------------------------------------------------------------------------------------
                                      Class C       $626                                $$1,878
-----------------------------------------------------------------------------------------------------------------------------
                                      Class R1      $186                                $186
-----------------------------------------------------------------------------------------------------------------------------
                                      Class 1       $45                                 $0
-----------------------------------------------------------------------------------------------------------------------------
International Allocation Portfolio
-----------------------------------------------------------------------------------------------------------------------------
                                      Class A       $305                                $61
-----------------------------------------------------------------------------------------------------------------------------
                                      Class B       $50                                 $149
-----------------------------------------------------------------------------------------------------------------------------
                                      Class C       $90                                 $269
-----------------------------------------------------------------------------------------------------------------------------
International Core Fund
-----------------------------------------------------------------------------------------------------------------------------
                                      Class A       $31,448                             $6,262
-----------------------------------------------------------------------------------------------------------------------------
                                      Class B       $847                                $2,541
-----------------------------------------------------------------------------------------------------------------------------
                                      Class C       $3,080                              $9,239
-----------------------------------------------------------------------------------------------------------------------------
                                      Class R1      $201                                $201
-----------------------------------------------------------------------------------------------------------------------------
                                      Class 1       $13,082                             $0
-----------------------------------------------------------------------------------------------------------------------------
International Growth Fund
-----------------------------------------------------------------------------------------------------------------------------
                                      Class A       $30,580                             $6,116
-----------------------------------------------------------------------------------------------------------------------------
                                      Class B       $457                                $1,370
-----------------------------------------------------------------------------------------------------------------------------
                                      Class C       $988                                $2,964
-----------------------------------------------------------------------------------------------------------------------------
                                      Class R1      $202                                $202
-----------------------------------------------------------------------------------------------------------------------------
                                      Class 1       $58                                 $0
-----------------------------------------------------------------------------------------------------------------------------
Intrinsic Value Fund
-----------------------------------------------------------------------------------------------------------------------------
                                      Class A       $30,600                             $6,120
-----------------------------------------------------------------------------------------------------------------------------
                                      Class B       $562                                $1,687
-----------------------------------------------------------------------------------------------------------------------------
                                      Class C       $478                                $1,433
-----------------------------------------------------------------------------------------------------------------------------
                                      Class R1      $197                                $197
-----------------------------------------------------------------------------------------------------------------------------
                                      Class 1       $40                                 $0
-----------------------------------------------------------------------------------------------------------------------------
U.S. Core Fund
-----------------------------------------------------------------------------------------------------------------------------
                                      Class A       $31,019                             $6,204
-----------------------------------------------------------------------------------------------------------------------------
                                      Class B       $324                                $972
-----------------------------------------------------------------------------------------------------------------------------
                                      Class C       $2,762                              $8,286
-----------------------------------------------------------------------------------------------------------------------------
                                      Class R1      $194                                $194
-----------------------------------------------------------------------------------------------------------------------------
                                      Class 1       $0                                  $0
-----------------------------------------------------------------------------------------------------------------------------
U.S. Quality Equity Fund
-----------------------------------------------------------------------------------------------------------------------------
                                      Class A       $0                                  $0
-----------------------------------------------------------------------------------------------------------------------------
                                      Class B       $0                                  $0
-----------------------------------------------------------------------------------------------------------------------------
                                      Class C       $0                                  $0
-----------------------------------------------------------------------------------------------------------------------------
                                      Class R1      $0                                  $0
-----------------------------------------------------------------------------------------------------------------------------
                                      Class 1       $0                                  $0
-----------------------------------------------------------------------------------------------------------------------------
Value Opportunities Fund
-----------------------------------------------------------------------------------------------------------------------------
                                      Class A       $31,271                             $6,254
-----------------------------------------------------------------------------------------------------------------------------
                                      Class B       $421                                $1,262
-----------------------------------------------------------------------------------------------------------------------------
                                      Class C       $1,597                              $4,790
-----------------------------------------------------------------------------------------------------------------------------
                                      Class R1      $190                                $190
-----------------------------------------------------------------------------------------------------------------------------
                                      Class 1       $43                                 $0
-----------------------------------------------------------------------------------------------------------------------------

SALES COMPENSATION

As part of their business strategies, the Funds, along with the Distributor, pay compensation to Selling Firms that sell the Funds' shares. These firms typically pass along a portion of this compensation to your broker or financial representative.

The two primary sources of Selling Firm compensation payments for Class A, Class B, Class C, Class R1 and Class 1 are: (1) the Rule 12 b-1 fees that are paid out of a Fund's assets; and (2) sales charges paid by investors. The sales charges and Rule 12b-1 fees are detailed in the Prospectus and under the "Distribution Contracts" in the SAI. The portions of these expenses that are paid to Selling Firms are shown on the next page. For Class I shares, the Distributor may make a one-time payment at the time of initial purchase out of its own resources to a Selling Firm that sells shares of the Funds. This payment may not exceed 0.15% of the amount invested.

Initial compensation. Whenever you make an investment in Class A, Class B or Class C shares of a Fund, the Selling Firm receives a reallowance/payment/commission as described on the "First Year Broker or Other Selling Firm Compensation" table. The Selling Firm also receives the first year's Rule 12b-1 service fee at that time.

Annual Compensation. For Class A, Class B and Class C shares of a Fund, beginning in the second year after an investment is made, the Selling Firm receives an annual Rule 12b-1 service fee of 0.25% of its average daily net
(aged) assets. In addition, beginning in the second year after an investment is made in Class C shares, the Distributor will pay the Selling Firm a distribution fee in an amount not to exceed 0.75% of the average daily net (aged) assets. These service and distribution fees are paid monthly in arrears.

For Classes R1 shares of the Funds, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 distribution fee of 0.50% of its average daily net assets. See the table below for the "Selling Firm receives 12b-1 service fees." These service and distribution fees are paid quarterly in arrears.

For Classes 1 shares of the Funds, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 distribution fee of 0.50% of its average daily net assets. See the table below for the "Selling Firm receives 12b-1 service fees." These service and distribution fees are paid quarterly in arrears.

Additional Payments to Financial Intermediaries. Shares of the Funds are primarily sold through financial intermediaries (firms), such as broker/dealers, banks, registered investment advisers, independent financial planners, and retirement plan administrators. The Distributor may make, either from Rule 12b-1 distribution fees or out of its own resources, additional payments to firms. These payments are sometimes referred to as "revenue sharing." Many firms that sell shares of the Funds receive one or more types of these cash payments. The categories of payments that the Distributor provides to firms are described below. These categories are not mutually exclusive and the Distributor may make additional types of revenue sharing payments in the future. The same firms may receive payments under more than one or all categories. These payments assist in the Distributor's efforts to promote the sale of the Funds' shares. The
Distributor may agree with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the Fund and that are willing to cooperate with the Distributor's promotional efforts. The Distributor does not make an independent assessment of the cost of providing such services.

As of May 31, 2007 the following NASD member firms have arrangements with the Distributor pursuant to which the firm is entitled to a revenue sharing payment, each member may receive up to 0.25% of revenue sharing:

------------------------------------ -------- ------------------------------------------- ------- ----------------------------------
1st Global Capital Corp.                      Huntington Investment, Co.                          National Planning Corporation

------------------------------------ -------- ------------------------------------------- ------- ----------------------------------
A. G.  Edwards & Sons, Inc.                   H.D. Vest Investment Services                       NFP Securities, Inc.

------------------------------------ -------- ------------------------------------------- ------- ----------------------------------
AIG Advisor Group                             ING Financial Partners, Inc. (ING                   Oppenheimer & Co., Inc.
                                              Advisors Network)
------------------------------------ -------- ------------------------------------------- ------- ----------------------------------
Ameriprise Financial Services, Inc.           Investacorp, Inc.                                   Primevest Financial Services
                                                                                                  (ING Advisors Network)
------------------------------------ -------- ------------------------------------------- ------- ----------------------------------
Associated Securities Corp.                   Investment Professionals, Inc.                      Raymond James & Associates, Inc. &
                                                                                                  Raymond James Financial Services,
                                                                                                  Inc.
------------------------------------ -------- ------------------------------------------- ------- ----------------------------------
AXA Advisors, LLC.                            J.J.B. Hilliard, W. L. Lyons, Inc.                  RBC Dain Rauscher Inc.

------------------------------------ -------- ------------------------------------------- ------- ----------------------------------
Berthel, Fisher & Company Financial           Limited Planners' Financial Services of             Securities America, Inc.
Services, Inc.                                America
------------------------------------ -------- ------------------------------------------- ------- ----------------------------------
Citigroup Global Markets Inc.                 Lincoln Financial Advisors Corporation              Stifel, Nicolaus & Company,
                                                                                                  Incorporated
------------------------------------ -------- ------------------------------------------- ------- ----------------------------------
Commonwealth Financial Network                Linsco/Private Ledger Corp.                         Transamerica Financial Advisors,
                                                                                                  Inc.
------------------------------------ -------- ------------------------------------------- ------- ----------------------------------
Crown Capital Securities, L.P.                Merrill Lynch Pierce, Fenner & Smith, Inc.          UBS Financial Services, Inc.
------------------------------------ -------- ------------------------------------------- ------- ----------------------------------
CUSO Financial Services, L.P.                 Mutual Service Corp.                                UVEST Financial Services, Inc.

------------------------------------ -------- ------------------------------------------- ------- ----------------------------------
Ferris, Baker Watts Inc.                      Morgan Stanley & Co., Incorporated                  Wachovia Securities, LLC.

------------------------------------ -------- ------------------------------------------- ------- ----------------------------------
Financial Network Investment Corp.            Multi-Financial Securities Corp. (ING               Wells Fargo Investments, LLC
(ING Advisors Network)                        Advisors Network)
------------------------------------ -------- ------------------------------------------- ------- ----------------------------------
First Tennessee Brokerage, Inc.
------------------------------------ -------- ------------------------------------------- ------- ----------------------------------

The Distributor also has arrangements with intermediaries that are not members of the NASD.

Sales and Asset Based Payments. The Distributor makes revenue sharing payments as incentives to certain firms to promote and sell shares of the Funds. The Distributor hopes to benefit from revenue sharing by increasing the Funds' net assets, which, as well as benefiting the Funds, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain Funds in its sales system or give the Distributor additional access to members of its sales force or management. In addition, a firm may agree to participate in the marketing efforts of the Distributor by allowing it to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the Funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Funds.

The revenue sharing payments the Distributor makes may be calculated on sales of shares of Funds ("Sales-Based Payments"). Such payments also may be calculated on the average daily net assets of the applicable Funds attributable to that particular financial intermediary ("Asset-Based Payments"). Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. The Distributor may pay a firm either or both Sales-Based Payments and Asset-Based Payments.

Administrative and Processing Support Payments. The Distributor also may make payments to certain firms that sell shares of the Funds for certain administrative services, including record keeping and sub-accounting shareholder accounts, to the extent that the Funds do not pay for these costs directly. The Distributor also may make payments to certain firms that sell shares of the Funds in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that the
Distributor may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking fees in connection with certain mutual Fund trading systems, or one-time payments for ancillary services such as setting up Funds on a firm's mutual fund trading system.

Other Cash Payments. From time to time, the Distributor may provide, either from Rule 12b-1 distribution fees or out of its own resources, additional compensation to firms that sell or arrange for the sale of shares of the Funds. Such compensation provided by the Distributor may include financial assistance to firms that enable the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other firm-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as the NASD. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor's guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.

The Distributor and its affiliates may have other relationships with firms relating to the provisions of services to the Funds, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for Funds. If a firm provides these services, the Adviser or the Funds may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with the Adviser or its affiliates that are not related to the Funds.

First Year Broker or Other Selling Firm Compensation

                                   Investor pays sales
                                   charge                   Selling Firm             Selling Firm
                                   (% of offering price)    receives                 receives 12b-1         Total Selling Firm
                                                            commission (1)           service fee (2)        compensation (3)(4)
Class A investments
Up to $49,999                      5.00%                    4.01%                    0.25%                  4.25%
$50,000 - $99,999                  4.50%                    3.51%                    0.25%                  3.75%
$100,000 - $249,999                3.50%                    2.61%                    0.25%                  2.85%
$250,000 - $499,999                2.50%                    1.86%                    0.25%                  2.10%
$500,000 - $999,999                2.00%                    1.36%                    0.25%                  1.60%

Investments of Class A shares
of $1 million or more (5)

First $1M - $4,999,999             --                       0.75%                    0.25%                  1.00%
Next $1 - $5M above that           --                       0.25%                    0.25%                  0.50%
Next $1 or more above that         --                       0.00%                    0.25%                  0.25%

Investments of Class A shares
by certain Retirement Plans (6)

First  $1 - $4,999,999             --                       0.75%                    0.25%                  1.00%
Next $1 - $5M above that           --                       0.25%                    0.25%                  0.50%
Next $1 or more above that         --                       0.00%                    0.25%                  0.25%

Class B investments
All amounts                        --                       3.75%                    0.25%                  4.00%
Class C investments
All amounts                        --                       0.75%                    0.25%                  1.00%
Class I investments
All amounts                        --                       0.00%                    0.00%                  0.00%(7)
Class NAV investments
All amounts                        --                       0.00%                    0.00%                  0.00%
Class R1 investments
All amounts                        --                       0.00%                    0.50%                  0.50%
Class 1 investments
All amounts                        --                       0.00%                    0.05%                  0.05%

(1) For Class A investments under $1 million, a portion of the Selling Firm's commission is paid out of the sales charge.
(2) For Class A, B and C shares, the Selling Firm receives Rule 12b-1 fees in the first year as a percentage of the amount invested and after the first year as a percentage of average daily net eligible assets. For Selling Firms with a fee-based/WRAP program agreement with the Distributor, the Selling Firm receives Rule 12b-1 fees in the first year as a percentage of average daily net eligible assets. Certain retirement platforms also receive Rule 12b-1 fees in the first year as a percentage of average daily net eligible assets. Monthly payments are made in arrears. For Class R1 and 1 shares, the Selling Firm receives Rule 12b-1 fees effective at time of purchase as a percentage of average daily assets. Quarterly payments are made in arrears. See "Distribution Contracts" for description of Class R1 and 1 Service Plan charges and payments.
(3) Selling Firm commission and Rule 12b-1 service fee percentages are calculated from different amounts, and therefore may not equal the total Selling Firm compensation percentages if combined using simple addition.
(4) The Distributor retains the balance.
(5) See "Initial Sales Charge on Class A Shares" for a discussion on how to qualify for a reduced sales charge. The Distributor may take recent redemptions into account in determining if an investment qualifies as a new investment.
(6) Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of purchases of $1 million or more, purchases by employer- sponsored defined contribution retirement plans investing $1 million or more or with 100 or more eligible employee at the time of purchase.
(7) The Distributor may make a one-time payment at time of initial purchase out of its own resources to a Selling Firm that sells Class I shares of the Funds. This payment may be up to 0.15% of the amount invested.

Contingent deferred sales charge ("CDSC") revenues collected by the Distributor may be used to pay Selling Firm commissions when there is no initial sales charge.

NET ASSET VALUE

The method for determining the public offering price and NAV per share is summarized in the Prospectus.

For purposes of calculating the NAV per share of each Fund, investment transactions are accounted for on a "trade date plus one basis" (i.e, the business day following the trade date). For financial reporting purposes, however, investment transactions are reported on trade date.

Debt securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices. In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected prior to the close of the relevant exchange. Occasionally, events affecting the value of such securities may occur between the time of the determination of value and the close of the relevant exchange, which will not be reflected in the computation of the Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Board.

Equity securities traded on a principal exchange are generally valued at last sale price on the day of valuation or in the case of securities traded on Nasdaq, the Nasdaq Official Closing Price. Securities in the aforementioned category for which no sales are reported and other securities traded OTC are generally valued at the last available bid price.

Equity options held by a Fund are priced as of the close of trading (generally 4:00 p.m. Eastern Time), futures contracts on U.S. government and other fixed-income securities (generally 3:00 p.m. Eastern Time) and index options held by a Fund are priced as of their close of trading (generally 4:15 p.m. Eastern Time).

Short-term debt investments that have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. If market quotations are not readily available or if, in the opinion of the Adviser or any Subadviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Board.

If any securities held by a Fund are restricted as to resale, the fair value of such securities is generally determined as the amount that the Fund could reasonably expect to realized from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. Consideration is generally given, however, to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 4:00 p.m., London time on the date of any determination of the Fund's NAV. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the Exchange or NYSE. Currency exchange rates are normally determined at the close of trading in London, England (11:00 a.m., Eastern Time). The closing prices for securities in markets or on exchanges outside the U.S. that close prior to the close of the Exchange or NYSE may not fully reflect events that occur after such close but before the close of the Exchange or NYSE. As a result, the Board has adopted fair value pricing procedures that, among other things, require the Funds to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by a Fund to a significant extent. In addition, securities held by some of the Funds may be traded in foreign markets that are open for business on days that the Fund is not, and the trading of such securities on those days may have an impact on the value of a shareholder's investment at a time when the shareholder cannot buy and sell shares of the Fund.

The NAV for each class of the Fund is determined each business day at the close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the NYSE is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which a Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

The per share NAV of a class of the Funds' shares is computed by dividing the number of shares outstanding into the total NAV attributable to such class. The public offering price of a Class A share of a Fund is the NAV per share next-determined after a properly completed purchase order is accepted by State Street Bank and Trust Company ("State Street"), JHF III custodian, plus a sales charge as set forth in the Fund's Prospectus. The public offering price of the other classes of shares of a Fund is the next-determined NAV.

INITIAL SALES CHARGE ON CLASS A SHARES

Shares of a Fund are offered at a price equal to their NAV plus a sales charge that, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge") or on a contingent deferred basis (the
CDSC). No Fund issues share certificates. Shares are electronically recorded. The Board reserves the right to change or waive a Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when, in the judgment of the Adviser of the relevant Subadviser, such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A shares of a Fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of a Fund, the investor is entitled to accumulate current purchases with the current offering price of the Class A, Class B, Class C, Class I, or Class R1 shares of other John Hancock mutual funds owned by the investor (see "Combination Privilege" and "Accumulation Privilege" below).

In order to receive the reduced sales charge, the investor must notify his or her financial adviser and/or the financial adviser must notify John Hancock Signature Services, Inc. ("Signature Services") at the time of purchase of the Class A shares, about any other John Hancock mutual funds owned by the investor, the investor's spouse and their children under the age of 21 living in the same household (see "Combination and Accumulation Privilege" below). This includes investments held in a retirement account, an employee benefit plan or at a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. Signature Services will automatically link certain accounts registered in the same client name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates. You must notify Signature Services and your broker-dealer (financial adviser) at the time of purchase of any eligible accounts held by your spouse or children under 21, living in the same household in order to insure these assets are linked to your accounts.

Without Sales Charges. Class A shares may be offered without a front-end sales charge or CDSC to various individuals and institutions as follows:

o A Trustee or officer of JHF III; a Director or officer of the Adviser and its affiliates, a Subadviser or Selling Firms; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, child, grandparent, grandchild, parent, sibling, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew and same sex domestic partner; "Immediate Family") of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with the Distributor providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

o Individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to an IRA.

o Individuals converting assets held in an IRA, SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to a ROTH IRA.

o Individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SARSEP or Simple IRA invested in John Hancock Funds back to the original account type from which it was converted.

NOTE: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Code sections 401(a), 403(b) and 457, and not specified above as waiver eligible, will be subject to applicable sales charges.

o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

o Certain retirement plans participating in Merrill Lynch or The Princeton Retirement Group, Inc. servicing programs offered in Class A shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information.

o    Retirement plans investing through the PruSolutions(sm) program.

o Participants in certain 529 Plans that have a signed agreement with John Hancock Funds. No CDSC will be due for redemptions on plan purchases made at NAV with no finder's fee. However, if a plan had a finder's fee or commission, and the entire plan redeemed within 12 months of the first investment in the plan, a CDSC would be due.

o Participant directed retirement plans with at least 100 eligible employees at the inception of the Fund account. Each of these employees may purchase Class A shares with no initial sales charge, if the plan sponsor notifies Signature Services of the number of employees at the time the account is established. However, if the shares are redeemed within 12 months of the inception of the plan, a CDSC will be imposed at the following rate:

Amount Invested                                        CDSC Rate
First $1 to $4,999,999                                 1.00%
Next $1 to $5M above that                              0.50%
Next $1 or more above that                             0.25%

In Kind Re-registrations. A shareholder who withdraws funds via a tax reportable transaction, from one John Hancock Fund account, that has previously paid a sales charge, and reregisters those assets directly to another John Hancock Fund account, without the assets ever leaving John Hancock Funds, may do so without paying a sales charge. The beneficial owner must remain the same, i.e., in kind.

Note: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Code sections 401(a), 403(b) and 457 are not eligible for this provision, and will be subject to applicable sales charges.

Class A shares  may  also be  purchased  without  an  initial  sales  charge  in
connection  with  certain  liquidation,   merger  or  acquisition   transactions
involving other investment companies or personal holding companies.

Reducing Your Class A Sales Charges

Combination and Accumulation Privileges. For all shareholders in calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by: (a) an individual, his or her spouse and their children under the age of 21 living in the same household, purchasing securities for his or their own account; (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account; and (c) groups that qualify for the Group Investment Program (see below). Qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. A Class A investor may also reduce their Class A sales charge by taking into account not only the amount being invested but also the current offering price of all the Class A, Class B, Class C, Class I and Class R1 shares of all John Hancock Funds already held by such investor. Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege, however, if the investor had previously paid a sales charge on those shares. To receive a reduced sales charge, the investor must tell his/her financial adviser or Signature Services at the time of the purchase about any other John Hancock mutual funds held by that investor, his or her spouse and their children under the age of 21 living in the same household. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Firm's representative.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group that: (1) has been in existence for more than six months; (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members; (3) utilizes salary deduction or similar group methods of payment; and (4) agrees to allow sales materials of the Fund in its mailings to members at a reduced or no cost to John Hancock Funds.

Letter of Intention. Reduced Class A sales charges under the Combination and Accumulation Privilege are also applicable to investments made pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Funds offer two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth IRAs and Coverdell ESAs, SEP, SARSEP, 401(k), 403(b) (including TSAs), SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and Section 457 plans. An individual's non-qualified and qualified retirement plan investments can be combined to satisfy an LOI (either 13 or 48 months). Since some retirement plans are held in an omnibus account, an investor wishing to count retirement plan holdings towards a Class A purchase must notify Signature Services and his or her financial adviser of these holdings. Such an investment (including accumulations, combinations and reinvested dividends) must aggregate $50,000 or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. Purchases made within 90 days prior to the signing of an LOI will be counted towards fulfillment of the LOI, although the original sales charge will not be recalculated for these previous purchases. The sales charge applicable to all amounts invested after an LOI is signed is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. For the purchases actually made within the specified period (either 13 or 48 months), however, the applicable sales charge will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. An LOI does not constitute a binding commitment by an investor to purchase, or by a Fund to sell, any additional Class A shares and may be terminated at any time.

DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES

Investments in Class B and Class C shares are purchased at NAV without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B and Class C shares that are redeemed within six years or one year of purchase, respectively, will be subject to a CDSC at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices or on shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to retirement plans that had more than 100 eligible employees at the inception of the Fund account. You must notify Signature Services of the number of eligible employees at the time your account is established.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C, or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.

When requesting a redemption for a specific dollar amount please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 Class B shares at $10 per share. The second year after your purchase, your investment's NAV has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

Proceeds of 50 shares redeemed at $12 per shares (50 x 12)                   $600.00
*Minus Appreciation ($12 - $10) x 100 shares                                 (200.00)
Minus proceeds of 10 shares not subject to CDSC (dividend reinvestment)      (120.00)
                                                                             --------
Amount subject to CDSC                                                       $280.00
     *The  appreciation  is based on all 100 shares in the  account not just the shares being redeemed.

Proceeds from the CDSC are paid to the Distributor and are used in whole or in part by the Distributor to defray its expenses related to providing distribution-related services to the Funds in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Firms for selling these shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of CDSC. The CDSC will be waived on redemptions of Class B and Class C shares and Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to a Fund's right to liquidate your account if you own shares worth less than $1,000.
* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.
* Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)
* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.

* Redemption of Class B and Class C shares made under a periodic withdrawal plan or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note that this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC).
* Certain retirement plans participating in Merrill Lynch or The Princeton Retirement Group, Inc. servicing programs offered in Class A, Class B, and Class C shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information.
* Redemptions of Class A shares made after one year from the inception date of a retirement plan at John Hancock.
* Redemptions of Class A shares by retirement plans that invested through the PruSolutions(sm) program.

For Retirement Accounts (such as traditional, Roth IRAs and Coverdell ESAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the
Code) unless otherwise noted.

* Redemptions made to effect mandatory or life expectancy distributions under the Code. (Waiver based on required minimum distribution calculations for John Hancock Mutual Fund IRA assets only.)
*    Returns of excess contributions made to these plans.
* Redemptions made to effect certain distributions, as outlined in the chart on the following page, to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit-Sharing Plan/401(k) Plans), 403(b), 457 and 408 (SEPs and SIMPLE IRAs) of the Code.

Please see matrix for some examples.

---------------------------------------------------------------------------------------------------------
                      401 (a) Plan
                      (401 (k),
                      MPP, PSP)
                      457 & 408
Type of               (SEPs &                                            IRA, IRA          Non-
Distribution          Simple IRAs)     403 (b)          457              Rollover          retirement
---------------------------------------------------------------------------------------------------------
Death or Disability   Waived           Waived           Waived           Waived            Waived
---------------------------------------------------------------------------------------------------------
Over 70 1/2           Waived           Waived           Waived           Waived for        12% of account
                                                                         required          value annually
                                                                         minimum           in periodic
                                                                         distributions*    payments
                                                                         or 12% of
                                                                         account value
                                                                         annually in
                                                                         periodic
                                                                         payments.
---------------------------------------------------------------------------------------------------------
Between 59 1/2 and    Waived           Waived           Waived           Waived for Life   12% of account
70 1/2                                                                   Expectancy or     value annually
                                                                         12% of account    in periodic
                                                                         value annually    payments
                                                                         in periodic
                                                                         payments.
---------------------------------------------------------------------------------------------------------
Under 59 1/2          Waived for       Waived for       Waived for       Waived for        12% of account
(Class B and Class    annuity          annuity          annuity          annuity           value annually
C only)               payments (72t)   payments (72t)   payments (72t)   payments (72t)    in periodic
                      or 12% of        or 12% of        or 12% of        or 12% of         payments
                      account value    account value    account value    account value
                      annually in      annually in      annually in      annually in
                      periodic         periodic         periodic         periodic
                      payments.        payments.        payments.        payments.
---------------------------------------------------------------------------------------------------------
Loans                 Waived           Waived           N/A              N/A               N/A
---------------------------------------------------------------------------------------------------------
Termination of Plan   Not Waived       Not Waived       Not Waived       Not Waived        N/A
---------------------------------------------------------------------------------------------------------
Hardships             Waived           Waived           Waived           N/A               N/A
---------------------------------------------------------------------------------------------------------
Qualified Domestic    Waived           Waived           Waived           N/A               N/A
Relations Orders
---------------------------------------------------------------------------------------------------------
Termination of        Waived           Waived           Waived           N/A               N/A
Employment Before
Normal Retirement
Age
---------------------------------------------------------------------------------------------------------
Return of Excess      Waived           Waived           Waived           Waived            N/A
---------------------------------------------------------------------------------------------------------

*Required minimum distributions based on John Hancock Mutual Fund IRA assets only.

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

ELIGIBLE INVESTORS FOR CLASS R1 SHARES

Class R1 shares are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans (eligible retirement plans). Class R1 shares are not available to retail non-retirement accounts, traditional, rollover and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs SIMPLE IRAs and individual 403(b) plans.

SPECIAL REDEMPTIONS

Although it would not normally do so, each Funds has the right to pay the redemption price of its shares in whole or in part in portfolio securities, as prescribed by the Board. When a shareholder sells any portfolio securities received in a redemption of Fund shares, the shareholder will incur a brokerage charge. Any such securities would be valued for purposes of fulfilling such a redemption request in the same manner as they are in computing the Fund's NAV.

The Funds have adopted Procedures Regarding Redemptions in Kind by Affiliates (the "Procedures") to facilitate the efficient and cost effective movement of portfolio assets in connection with certain investment and marketing strategies. It is the position of the SEC that the 1940 Act prohibits an investment company such as a Fund from satisfying a redemption request from a shareholder that is affiliated with the investment company by means of an in kind distribution of portfolio securities. Under a no-action letter issued by the SEC, however, a redemption in kind to an affiliated shareholder is permissible provided certain conditions are met. The Procedures, which are intended to conform to the requirements of this no-action letter, allow for in kind redemptions by affiliated fund shareholders subject to specified conditions, including that:

- the distribution is effected through a pro rata distribution of the distributing Fund's portfolio securities;

- the distributed securities are valued in the same manner as they are in computing a Fund's NAV;

- neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption in kind may select or influence the selection of the distributed securities; and

-   the Board, including a majority of the Independent Trustees, must determine
   on  a  quarterly   basis  that  any   redemptions  in  kind  to  affiliated
   shareholders made during the prior quarter were effected in accordance with the Procedures, did not favor the affiliated shareholder to the detriment of any other shareholder, and were in the best interests of a Fund.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Funds permit exchanges of shares of any class for shares of the same class in any other John Hancock Fund offering that same class. The registration for both accounts involved must be identical. Identical registration is determined by having the same beneficial owner on both accounts involved in the exchange.

Investors may exchange Class I shares for Class I shares of other John Hancock Funds, shares of any John Hancock institutional fund, or Class A shares of John Hancock Money Market Fund. If an investor exchanges Class I shares for Class A shares of John Hancock Money Market Fund, any future exchanges out of the John Hancock Money Market Fund Class A must be to another Class I or institutional fund.

Investors may exchange Class R1 shares for Class R1 shares of other John Hancock Funds or Class A shares of John Hancock Money Market Fund. If an investor exchanges Class R1 shares for Class A shares of John Hancock Money Market Fund, any future exchanges out of the John Hancock Money Market Fund Class A must be to another Class R1 fund.

Exchanges between funds are based on their respective NAVs. No sales charge is imposed, except on exchanges of Class A shares from Money Market Fund or U.S. Government Cash Reserve Fund to another John Hancock Fund, if a sales charge has not previously been paid on those shares. The shares acquired in an exchange will be subject, however, to the CDSC schedule of the shares acquired if and when such shares are redeemed. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

If a retirement plan exchanges the plan's Class A account in its entirety from a Fund to a non-John Hancock investment, the one-year CDSC applies.

Each Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for federal income tax purposes. An exchange may result in a taxable gain or loss. See "Taxes."

Under certain circumstances, an investor who purchases Class I Shares pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by these Funds may be afforded an opportunity to make a conversion of Class A Shares owned by the investor in the same Fund to Class I Shares of that Fund. Conversion of Class A Shares to Class I Shares of the same Fund in these particular circumstances does not cause the investor to realize taxable gain or loss. See "Tax Status" for information regarding taxation upon the redemption or exchange of shares of the Funds.

Systematic Withdrawal Plan. The Funds permit the establishment of a Systematic Withdrawal Plan. Payments under this Plan represent proceeds arising from the redemption of Fund shares. Since the redemption price of Fund shares may be more or less than the shareholder's cost, depending upon the market value of the securities owned by the Fund at the time of redemption, the distribution of cash pursuant to this plan may result in realization of gain or loss for purposes of federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time that a Systematic Withdrawal Plan is in effect. Each Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). This program is described in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the nonpayment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the due date of any investment.

Reinstatement or Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds back into the same share class of the same John Hancock Fund and account from which it was removed, subject to the minimum investment limit of that fund. The proceeds from the redemption of Class A shares may be reinvested at NAV without paying a sales charge for Class A shares of the Fund or for Class A shares of any John Hancock Fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at NAV in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

The Fund may refuse any reinvestment request and may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "Tax Status."

Retirement plans participating in Merrill Lynch's or The Princeton Retirement Group, Inc.'s servicing programs: Class A shares are available at NAV for Merrill Lynch or The Princeton Retirement Group, Inc. retirement plans, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information.

For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at NAV).

PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES

Shares of the Funds may be purchased or redeemed through certain Selling Firms. Selling Firms may charge the investor additional fees for their services. The Funds will be deemed to have received a purchase or redemption order when an authorized Selling Firm, or if applicable, a Selling Firm's authorized designee, receives the order. Orders may be processed at the NAV next calculated after the Selling Firm receives the order. The Selling Firm must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders to the Fund for execution at the next determined NAV. Some Selling Firms that maintain network/omnibus/nominee accounts with a Fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. This fee is paid by the Adviser, the Fund and/or the Distributor.

DESCRIPTION OF FUND SHARES

The Board is responsible for the management and supervision of each Fund. The Declaration of Trust permits the Board to issue an unlimited number of full and fractional shares of beneficial interest of a Fund without par value. Under the Declaration of Trust, the Board has the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. As of the date of the SAI, the Board has authorized shares of ten series. Additional series may be added in the future. The Board also has authorized the issuance of thirteen classes of shares for Funds of JHF III, designated as Class A, Class B, Class C, Class NAV, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class I, Class 1 and Class 3.

The shares of each class of a Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of each Class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of a Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by a Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that: (i) the distribution and service fees relating to each class will be borne exclusively by that class; (ii) Class B, Class C, Class R1 and Class 1 shares will pay higher distribution and service fees than Class A shares; and (iii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the NAV per share may vary depending on which class of shares is purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the 1940 Act or the Declaration of Trust, the Funds have no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of JHF III's outstanding shares, and the Board shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of JHF III. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Board will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of JHF III. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Funds. The Declaration of Trust also provides for indemnification out of a Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of JHF III shall be liable for the liabilities of any other series. Furthermore, no Fund included in the Prospectus shall be liable for the liabilities of any other John Hancock Fund. Liability is, therefore, limited to circumstances in which a Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

Each Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at NAV in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by a Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of the Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any loss that may occur to any account due to an unauthorized telephone call. Also for your protection telephone redemptions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Shares of a Fund generally may be sold only to U.S. citizens, U.S. residents, and U.S. domestic corporations, partnerships, trusts or estates.

SAMPLE CALCULATION OF MAXIMUM OFFERING PRICE

Class A shares of the Funds are sold with a maximum initial sales charge of 5.00%. Classes B and C shares are sold at NAV without any initial sales charges and with a 5.00% and 1.00% CDSC, respectively, on shares redeemed within 12 months of purchase. Classes R1, NAV, 1 and I shares of each relevant Fund are sold at NAV without any initial sales charges or CDSCs. The following tables show the maximum offering price per share of each class of each Fund, using the Fund's relevant NAV as of February 28, 2007.

----------------------------------- ----------------------- -------------------------- --------------------------------
                                    NAV and redemption      Maximum sales charge (5.00 Maximum offering price to public
Fund                                Price Per Class A Share % of offering price)
----------------------------------- ----------------------- -------------------------- --------------------------------
Active Value Fund                   N/A                     N/A                        N/A
----------------------------------- ----------------------- -------------------------- --------------------------------
Global Fund                         N/A                     N/A                        N/A
----------------------------------- ----------------------- -------------------------- --------------------------------
Growth Fund                         $21.65                  $1.14                      $22.79
----------------------------------- ----------------------- -------------------------- --------------------------------
Growth Opportunities Fund           $24.34                  $1.28                      $25.62
----------------------------------- ----------------------- -------------------------- --------------------------------
International Allocation Portfolio  $9.96                   $0.52                      $10.48
----------------------------------- ----------------------- -------------------------- --------------------------------
International Core Fund             $43.30                  $2.28                      $45.58
----------------------------------- ----------------------- -------------------------- --------------------------------
International Growth Fund           $23.94                  $1.26                      $25.20
----------------------------------- ----------------------- -------------------------- --------------------------------
Intrinsic Value Fund                $22.68                  $1.19                      $23.87
----------------------------------- ----------------------- -------------------------- --------------------------------
U.S. Core Fund                      $22.24                  $1.17                      $23.41
----------------------------------- ----------------------- -------------------------- --------------------------------
U.S. Quality Equity Fund            N/A                     N/A                        N/A
----------------------------------- ----------------------- -------------------------- --------------------------------
Value Opportunities Fund            $22.36                  $1.18                      $23.54
----------------------------------- ----------------------- -------------------------- --------------------------------

------------------------------------ --------------------------------- --------------------------------- -------------------------
                                     Class B shares offering price and Class C shares offering price and Class R1 shares
                                     redemption price per share        redemption price per share        offering price per
Fund                                                                                                     share
------------------------------------ --------------------------------- --------------------------------- -------------------------
Active Value Fund                    N/A                               N/A                               N/A
------------------------------------ --------------------------------- --------------------------------- -------------------------
Global Fund                          N/A                               N/A                               N/A
------------------------------------ --------------------------------- --------------------------------- -------------------------
Growth Fund                          $21.59                            $21.59                            $21.60
------------------------------------ --------------------------------- --------------------------------- -------------------------
Growth Opportunities Fund            $24.23                            $24.23                            $24.27
------------------------------------ --------------------------------- --------------------------------- -------------------------
International Allocation Portfolio   $9.95                             $9.95                             N/A
------------------------------------ --------------------------------- --------------------------------- -------------------------
International Core Fund              $43.08                            $43.09                            $43.19
------------------------------------ --------------------------------- --------------------------------- -------------------------
International Growth Fund            $23.91                            $23.90                            $23.89
------------------------------------ --------------------------------- --------------------------------- -------------------------
Intrinsic Value Fund                 $22.64                            $22.64                            $22.63
------------------------------------ --------------------------------- --------------------------------- -------------------------
U.S. Core Fund                       $20.20                            $22.21                            $20.20
------------------------------------ --------------------------------- --------------------------------- -------------------------
U.S. Quality Equity Fund             N/A                               N/A                               N/A
------------------------------------ --------------------------------- --------------------------------- -------------------------
Value Opportunities Fund             $22.33                            $22.33                            $22.32
------------------------------------ --------------------------------- --------------------------------- -------------------------

TAXES

Tax Status and Taxation of Each Fund

Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income from qualified publicly traded partnerships (as defined below);

(b) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid--generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and

(c) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the case of a Fund's investments in loan participations, the Fund shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership: (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph
(a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

On December 16, 2005, the Internal Revenue Service issued a revenue ruling that, as later modified, would cause certain income from certain commodities-linked derivatives in which certain funds invest to not be considered qualifying income after September 30, 2006 for purposes of the 90% test. This ruling limits the extent to which a fund may receive income from such commodity-linked derivatives after September 30, 2006 to a maximum of 10% of its annual gross income. It is currently unclear which types of commodity-linked derivatives are affected by the revenue ruling, although it appears that certain commodity-linked notes are not affected. A "qualified publicly traded partnership" is a publicly traded partnership other than a publicly traded partnership that would satisfy the qualifying income requirements of Code Section 7704 if such qualifying income included only income derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies ("RIC-type income"). Qualified publicly traded partnerships therefore are publicly traded partnerships which derive more than 10% of their gross income from types of income, such as income derived from the buying and selling of commodities, or options, futures or forwards with respect to commodities, other than RIC-type income. All of the income received by a fund from its investment in a qualified publicly traded partnership which invests in commodities or commodity-linked derivatives will be income satisfying the RIC 90% test only if more than 10% of such partnership's gross income is such commodities-based income. If the commodities-based income of such partnership is only 10% or less of its gross income in any taxable year, and 90% or more of its gross income is RIC-type income, then the share of such commodities-based income allocable to a fund investing in such partnership would not be income satisfying the RIC 90% test for the fund's taxable year. In such event, the fund could fail to qualify as a RIC if its income that is not RIC qualifying income exceeds 10% of its gross income for the taxable year.

If a Fund qualifies as a RIC for purposes of Subchapter M of the Code, the Fund will not be subject to federal income tax on income distributed timely to its shareholders in the form of dividends (including Capital Gain Dividends, defined below).

If a Fund were to fail to distribute in a calendar year substantially all (i.e. at least 98%) of its ordinary income for such year and substantially all (i.e. at least 98%) of its capital gain net income for the one-year period ending October 31 (or later if a Fund is permitted so to elect and so elects), plus any retained amount from the prior year, such Fund will be subject to a 4% excise tax on the undistributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., payment of excise tax amounts deemed by the Fund to be de minimis).

Taxation of Fund Distributions and Sales of Fund Shares

The sale, exchange, or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gains if the shares have been held as capital assets for more than 12 months and as short-term capital gains if the shares have been held as capital assets for not more than 12 months. Depending on a shareholder's percentage ownership in a Fund, however, a partial redemption of Fund shares could cause the shareholder to be treated as receiving a dividend, taxable as ordinary income in an amount equal to the full amount of the distribution, rather than capital gain income.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder may have owned shares in the Fund. Distributions of net capital gains from the sale of investments that a Fund owned for more than 12 months and that are properly designated by a Fund as capital gain dividends ("Capital Gain Dividends") will be taxable to shareholders as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for 12 months or less will be taxable to shareholders as ordinary income. A Fund may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates on the amount retained. In such case, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will: (i) be required to report his pro rata share of such gain on his tax return as long-term capital gain; (ii) receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain; and (iii) increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

For taxable years beginning on or before December 31, 2010, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level): (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date); (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; (3) if the recipient elects to have the dividend income treated as investment income for purposes of being able to deduct investment interest; or (4) if the dividend is received from a foreign corporation that is:
(a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. In any event, if the qualified dividend income received by a Fund during any taxable year is 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010.

Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any Capital Gain Dividends received by a shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Sales charges paid upon a purchase of shares cannot be taken into account for purposes of determining gain or loss on a sale of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of a Fund pursuant to a reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. JHF III will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

If a Fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

Dividends and distributions on each Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund's NAV reflects gains that are either unrealized, or realized but not distributed.

For corporate shareholders (other than S corporations), the dividends-received deduction will generally apply (subject to a holding period requirement imposed by the Code) to a Fund's dividends paid from investment income to the extent derived from dividends received from U.S. corporations. Any distributions received by a Fund from REITs, however, will not qualify for the corporate dividends-received deduction. A Fund's investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends paid by REITs generally will not be eligible to be treated as "qualified dividend income."

Under current law, the Funds serve to block unrelated business taxable income ("UBTI") from being realized by their tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if either: (1) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"); or (2) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). If a charitable remainder trust (as defined in Code Section 664) realizes any UBTI for a taxable year, it will be subject to a 100% tax on such UBTI. Certain Funds may invest in REITs that hold residual interests in REMICs.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of a Fund as an investment through such plans.

Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder (including foreign individuals) who fails to furnish the Fund with a correct taxpayer identification number, who has under-reported dividends or interest income, or who fails to certify to the Fund that he or she is a United States person and is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010. Distributions will not be subject to backup withholding to the extent they are subject to the withholding tax on foreign persons described in the next paragraph. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account and may be claimed as a credit on the record owner's federal income tax return.

Withholding on Distributions to Foreign Investors

Dividend distributions (including distributions derived from short-term capital gains) are in general subject to a U.S. withholding tax of 30% when paid to a nonresident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership ("foreign shareholder"). Persons who are resident in a country, such as the U.K., that has an income tax treaty with the U.S. may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of Capital Gain Dividends paid by a Fund to a foreign shareholder, and any gain realized upon the sale of Fund shares by such a shareholder, will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. Such distributions and sale proceeds may be subject, however, to backup withholding, unless the foreign investor certifies his non-U.S. residency status. Also, foreign shareholders with respect to whom income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. Again, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.

Under the American Jobs Creation Act of 2004 (the "2004 Act"), effective for taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, a Fund will not be required to withhold any amounts: (i) with respect to distributions (other than distributions to a foreign shareholder (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly designated by the Fund (the "interest-related dividends"), and (ii) with respect to distributions (other than distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund (the "short-term capital gain dividends").

If a beneficial holder who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

The 2004 Act modifies the tax treatment of distributions from a Fund that are paid to a foreign shareholder and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the 2004 Act, which is generally effective for taxable years of registered investment companies beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign shareholders attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign shareholders to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends unless: (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning after December 31, 2004) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if a Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign shareholders. Foreign shareholders in a Fund should consult their tax advisors with respect to the potential application of the 2004 Act.

Foreign Taxes

A Fund's investments in foreign securities may be subject to foreign withholding taxes on dividends, interest, or capital gains, which will decrease a Fund's yield. Foreign withholding taxes may be reduced under income tax treaties between the United States and certain foreign jurisdictions. Depending on the number  of  non-U.S.  shareholders  in a Fund,  however,  such  reduced  foreign withholding tax rates may not be available for investments in certain jurisdictions.

If, at the end of the fiscal year, more than 50% of the value of the total assets of any Fund is represented by direct investments in stock or securities of foreign corporations, the Fund may make an election that allows shareholders whose income from the Fund is subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. In such a case, the amounts of qualified foreign income taxes paid by the Fund would be treated as additional income to Fund shareholders from non-U.S. sources and as foreign taxes paid by Fund shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations (including a holding period requirement applied at both the Fund and shareholder level imposed by the Code). Shareholders of any of the International Funds whose income from the Fund is not subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations may receive substantially different tax treatment of distributions by the relevant Fund and may be disadvantaged as a result of the election described in this paragraph.

Tax Implications of Certain Investments

Certain of the Funds' investments, including assets "marked to the market" for federal income tax purposes, debt obligations issued or purchased at a discount and potentially so-called "index securities" (including inflation-indexed bonds), will create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

The Funds' transactions in options, futures contracts, hedging transactions, forward contracts, straddles, swaps, and foreign currencies may accelerate income, defer losses, cause adjustments in the holding periods of the Funds' securities and convert long-term capital gains into short-term capital gains and short-term capital losses into long-term capital losses. These transactions may affect the amount, timing, and character of distributions to shareholders.

A Fund's investments in certain passive foreign investment companies ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. If a Fund is in a position, however, to treat such a passive foreign investment company as a "qualified electing fund," the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternately, a Fund may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return. A Fund that indirectly invests in PFICs by virtue of the Fund's investment in other investment companies may not make such elections; rather, the underlying investment companies directly investing in PFICs would decide whether to make such elections. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

A PFIC is any foreign corporation in which: (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Loss of RIC Status

A Fund may experience  particular  difficulty qualifying as a RIC in the case of highly unusual market movements, in the case of high redemption levels and/or during the first year of its operations. If the Fund were to not qualify for taxation as a RIC for any taxable year, the Fund's income would be taxed at the Fund level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains and net tax-exempt income, generally would be taxable to shareholders as ordinary income and subject to withholding in the case of non-U.S. shareholders. Such distributions generally would be eligible: (i) to be treated as "qualified dividend income" in the case of shareholders taxed as individuals, and (ii) for the dividends-received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.

Tax Shelter Reporting Regulations

If a shareholder realizes a loss on disposition of a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

BROKERAGE ALLOCATION

Pursuant to the subadvisory agreements, the Subadvisers are responsible for placing all orders for the purchase and sale of portfolio securities of the Funds. The Subadvisers have no formula for the distribution of the Funds' brokerage business; rather they place orders for the purchase and sale of securities with the primary objective of obtaining the most favorable overall results for the Funds. The cost of securities transactions for each Fund will consist primarily of brokerage commissions or dealer or underwriter spreads. Fixed income securities and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the OTC market, the Subadvisers will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.

Selection of Brokers or Dealers to Effect Trades. In selecting brokers or dealers to implement transactions, the Subadvisers will give consideration to a number of factors, including:

  o  price, dealer spread or commission, if any;

  o  the reliability, integrity and financial condition of the broker-dealer;

  o  size of the transaction;

  o  difficulty of execution;

  o  brokerage and research services provided; and

  o  confidentiality and anonymity.

Consideration of these factors by a Subadviser, either in terms of a particular transaction or the Subadviser's overall responsibilities with respect to a Fund and any other accounts managed by the Subadviser, could result in the Fund paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.

Regular Broker-Dealers. The table below presents information regarding the securities of the Funds' regular broker-dealers* (or the parent of the regular broker-dealers) that were held by the Funds as of the fiscal year ended February 28, 2007.

                                Aggregate Value of Securities
                                of each Regular Broker or
                                Dealer (or its Parent) held by
Regular Broker-Dealer           Funds

Goldman Sachs & Co.             $584,640
JP Morgan                       $627,380
Morgan Stanley & Co.            $794,152
Credit Suisse First Boston      $57,258
Merrill Lynch                   $199,514
Citigroup, Inc.                 $1,890,000
Bear Stearns & Co.              $76,120

* "Regular Broker-Dealers" are defined by the SEC as: (a) one of the 10 brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company's portfolio transactions during the company's most recent fiscal year; (b) one of the 10 brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company's most recent fiscal year; or (c) one of the 10 brokers or dealers that sold the largest dollar amount of securities of the investment company during the company's most recent fiscal year.

Soft Dollar Considerations. In selecting brokers and dealers, the Subadvisers will give consideration to the value and quality of any research, statistical, quotation, brokerage or valuation services provided by the broker or dealer to the Subadviser. In placing a purchase or sale order, a Subadviser may use a broker whose commission in effecting the transaction is higher than that of some other broker if the Subadviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either the particular transaction or the Subadviser's overall responsibilities with respect to the relevant Fund and any other accounts managed by the Subadviser. In addition to statistical, quotation, brokerage or valuation services, a Subadviser may receive from brokers or dealers products or research that are used for both research and other purposes, such as administration or marketing. In such case, the Subadviser will make a good faith determination as to the portion attributable to research. Only the portion attributable to research will be paid through Fund brokerage. The portion not attributable to research will be paid by the Subadviser. Research products and services may be acquired or received either directly from executing brokers or indirectly through other brokers in step-out transactions. A "step-out" is an arrangement by which a Subadviser executes a trade through one broker-dealer but instructs that entity to step-out all or a portion of the trade to another broker-dealer. This second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The second broker-dealer may or may not have a trading desk of its own.

Subadvisers may also receive research or research credits from brokers that are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Fund. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Subadviser in advising several of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid by a Fund is not reduced because a Subadviser and its affiliates receive such services.

As noted above, a Subadviser may purchase new issues of securities for a Fund in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Subadviser with research in addition to selling the securities (at the fixed public offering price) to the Fund or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Fund, other Subadviser clients, and the Subadviser without incurring additional costs. These arrangements may not fall within the safe harbor in Section 28(e) of the Securities Exchange Act of 1934, as amended, because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. The NASD, however, has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

Brokerage and research services provided by brokers and dealers include advice, either directly or through publications or writings, as to:

   o  the value of securities;

   o  the advisability of purchasing or selling securities;

   o  the availability of securities or purchasers or sellers of securities; and

   o  analyses and reports concerning: (a) issuers, (b) industries,
      (c) securities, (d) economic, political and legal factors and trends, and
      (e) portfolio strategy.

Research services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives. In some cases, research services are generated by third parties but are provided to the Subadviser by or through a broker.

To the extent research services are used by the Subadvisers, such services would tend to reduce such party's expenses. The Subadvisers do not believe, however, that an exact dollar value can be assigned to these services. Research services received by the Subadvisers from brokers or dealers executing transactions for the Funds, which may not be used in connection with a Fund, will also be available for the benefit of other funds managed by the Subadvisers.

Allocation of Brokerage in Connection with Research Services. During the fiscal year ended February 28, 2007, the subadvisers, through agreements or understandings with brokers, or otherwise through an internal allocation procedure, directed the brokerage transactions of certain Funds to brokers because of research services provided. The following table indicates the Funds that entered into these transactions, the amount of these transactions and related commissions paid during this period. These amounts represent transactions effected with, and related commissions paid to, brokers that provide third party research services. They do not include transactions and commissions involving brokers that provide proprietary research.

---------------------------------- -------------------------- --------------------
                                   Amount of Transactions to
Fund                               Brokers Providing Research Related Commissions
---------------------------------- -------------------------- --------------------
Active Value Fund                  N/A                        N/A
---------------------------------- -------------------------- --------------------
Global Fund                        N/A                        N/A
---------------------------------- -------------------------- --------------------
Growth Fund                        N/A                        N/A
---------------------------------- -------------------------- --------------------
Growth Opportunities Fund          N/A                        N/A
---------------------------------- -------------------------- --------------------
International Allocation Portfolio N/A                        N/A
---------------------------------- -------------------------- --------------------
International Core Fund            N/A                        N/A
---------------------------------- -------------------------- --------------------
International Growth Fund          N/A                        N/A
---------------------------------- -------------------------- --------------------
Intrinsic Value Fund               N/A                        N/A
---------------------------------- -------------------------- --------------------
U.S. Core Fund                     N/A                        N/A
---------------------------------- -------------------------- --------------------
U.S. Quality Equity Fund           N/A                        N/A
---------------------------------- -------------------------- --------------------
Value Opportunities Fund           N/A                        N/A
---------------------------------- -------------------------- --------------------

Allocation of Trades by the Subadvisers. The Subadvisers manage a number of accounts other than the Funds. Although investment determinations for the Funds will be made by the Subadvisers independently from the investment determinations made by them for any other account, investments deemed appropriate for the Funds by the Subadvisers may also be deemed appropriate by them for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Funds and other accounts. In such circumstances, the Subadvisers may determine that orders for the purchase or sale of the same security for the Funds and one or more other accounts should be combined. In this event, the transactions will be priced and allocated in a manner deemed by the Subadvisers to be equitable and in the best interests of the Funds and such other accounts. While in some instances, combined orders could adversely affect the price or volume of a security, the Funds believe that their participation in such transactions on balance will produce better overall results for the Funds.

Affiliated Underwriting Transactions by the Subadvisers. JHF III has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of the Adviser or the Subadvisers participate. These procedures prohibit a Fund from directly or indirectly benefiting an Adviser or Subadviser affiliate in connection with such underwritings. In addition, for underwritings where an Adviser or Subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Funds could purchase.

Brokerage Commissions Paid. For: (i) the fiscal period from commencement to February 28, 2006 (if applicable); and (ii) the fiscal year ended February 28, 2007 or fiscal period from commencement to February 28, 2007, each Fund paid brokerage commissions in connection with portfolio transactions of $ $401,927.42, which were incurred by the Portfolio and the Funds as follows:

--------------------------------------------------------------------------------
Fund                                 Period ended to       Period or Year ended
                                     February 28, 2006     February 28, 2007
--------------------------------------------------------------------------------
Active Value Fund                    N/A                   $0
--------------------------------------------------------------------------------
Global Fund                          N/A                   $0
--------------------------------------------------------------------------------
Growth Fund                          N/A                   $27,061.69
--------------------------------------------------------------------------------
Growth Opportunities Fund            $17,847               $5,626.66
--------------------------------------------------------------------------------
International Allocation Portfolio   N/A                   $0
--------------------------------------------------------------------------------
International Core Fund              $4,303                $315,863.30
--------------------------------------------------------------------------------
International Growth Fund            N/A                   $12,222.39
--------------------------------------------------------------------------------
Intrinsic Value Fund                 N/A                   $11,366.85
--------------------------------------------------------------------------------
U.S. Core Fund                       N/A                   $13,753.08
--------------------------------------------------------------------------------
U.S. Quality Equity Fund             N/A                   $0
--------------------------------------------------------------------------------
Value Opportunities Fund             N/A                   $16,033.45
--------------------------------------------------------------------------------

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services monthly a fee which is based on an annual rate of $15.00 for each Class A shareholder account and $17.50 for each Class B shareholder account and $16.50 for each Class C shareholder account and $15.00 for each Class R1 shareholder account. The Fund also pays Signature Services monthly a fee which is based on an annual rate of 0.05% of average daily net assets attributable to Class A, B, C, R1 and I shares. For Class A, B, C, R1 and I shares, the Funds also pay certain out-of-pocket expenses. Expenses are aggregated and allocated to each class on the basis of their relative NAVs. For shares held of record in omnibus or there group accounts where administration and other shareholder services are provided by the Selling Firm or group administrator, the Selling Firm or administrator will charge a service fee to the Fund. For such shareholders, Signature Services does not charge its account fee. In addition, Signature Services agrees to cap transfer agent expenses for all Funds through December 31, 2007 for JHF III at twenty basis points, except for John Hancock International Core Fund, John Hancock International Growth Fund, John Hancock International Allocation Portfolio Fund and John Hancock Global Fund, which will be capped at thirty basis points

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of JHF III for the fiscal year ended February 28, 2007, including the related financial highlights which appear in the Prospectuses, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, as indicated in their report with respect thereto, and are incorporated herein by reference in reliance upon said report given on the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP has offices at 125 High Street, Boston, Massachusetts 02110.

REPORTS TO SHAREHOLDERS

The financial statements of the Funds for the fiscal year ended February 28, 2007, are incorporated herein by reference from each Fund's most recent Annual Report to Shareholders filed with the SEC on Form N-CSR pursuant to Rule 30b2-1 under the 1940 Act.

CUSTODY OF PORTFOLIO

Portfolio securities of the Funds are held pursuant to a custodian agreement between the Funds and State Street, 2 Avenue de Lafayette, Boston, Massachusetts 02110. Under the custodian agreement, State Street performs custody, Foreign Custody Manager and fund accounting services.

LEGAL AND REGULATORY MATTERS

There are no legal proceedings to which JHF III, the Adviser or the Distributor is a party that are likely to have a material adverse effect on the Funds or the ability of either the Adviser or the Distributor to perform its contract with the Funds.

On June 25, 2007, the Adviser and three of its affiliates including the Distributor (collectively, the "John Hancock Affiliates") reached a settlement with the SEC that resolved an investigation of certain practices relating to the John Hancock Affiliates' variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and one of the John Hancock Affiliates agreed to pay disgorgement of $14,838,943 and prejudgment interest of $2,001,999 to the John Hancock Trust funds that participated in the Adviser's commission recapture program during the period from 2000 to April 2004. The Distributor and another of the John Hancock Affiliates agreed to pay disgorgement in the amount of $2,087,477 and prejudgment interest of $359,460 to certain entities advised by the associated John Hancock Affiliates. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in April 2004.

CODES OF ETHICS

JHF III, the Adviser, the Distributor and each Subadviser have adopted Codes of Ethics that comply with Rule 17j-1 under the 1940 Act. Each Code of Ethics permits personnel subject to the Code of Ethics to invest in securities, including securities that may be purchased or held by a Fund.

APPENDIX A

                   COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

Commercial Paper Ratings

Commercial paper ratings of Standard & Poor's are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-i by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-i+. Commercial paper rated A-2 by Standard & Poor's indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-i. Commercial paper rated A-3 indicates capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

The rating Prime-i is the highest  commercial  paper rating assigned by Moody's.
Issuers rated Prime-i (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-i rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 have an acceptable capacity for repayment of short- term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement of relatively high financial leverage. Adequate alternative liquidity is maintained.

Corporate Debt Ratings

Standard & Poor's. A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The following is a summary of the ratings used by Standard & Poor's for corporate debt:

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C -- The rating C is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's. The following is a summary of the ratings used by Moody's for corporate debt:

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

     1. An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

     3. There is lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, Al, Baal and B1.

APPENDIX B
                                                                     August 2005

                              John Hancock Funds II
                             John Hancock Funds III

                Policy Regarding Disclosure of Portfolio Holdings

It is the policy of John Hancock Funds II and John Hancock Funds III (individually, the "Trust" and collectively, the "Trusts") to provide Nonpublic Information regarding portfolio holdings of the Trusts to Nonaffiliated Persons of the Trusts only in the limited circumstances noted below. It is also the policy of the Trusts only to provide Nonpublic Information regarding portfolio holdings to any person, including Affiliated Persons, on a "need to know" basis (i.e., the person receiving the information must have a legitimate business purpose for obtaining the information prior to it being publicly available). The Trusts consider Nonpublic Information regarding portfolio holdings of the Trusts to be confidential and the intent of this policy is to guard against selective disclosure of such information in a manner that would not be in the best interests of shareholders of the Trusts.

Nonpublic Information. Portfolio holdings are considered Nonpublic Information until such holdings are posted on a publicly available website which is disclosed in the prospectuses of the Trusts or until filed with the SEC via Edgar on either Form N-CSR or Form N-Q.

"Affiliated Persons" are persons affiliated with: (a) the Trusts, (b) the Trusts' investment adviser or principal underwriter or any affiliate of either entity, (c) the investment adviser's ultimate parent, Manulife Financial Corporation ("MFC") or any affiliate thereof, (d) in the case of a particular Trust portfolio, the subadviser to the portfolio, or any affiliate of the subadviser, (e) the Trusts' custodian and (f) the Trusts' certified public accountants.

"Nonaffiliated Persons" is any person who is not an Affiliated Person.

Disclosure of Portfolio Holdings to Nonaffiliated Persons

Subject to the pre-approval of the Trusts' Chief Compliance Officer, the Trusts or their adviser or principal underwriter or any of their subadvisers (or any of their affiliates) may provide Nonpublic Information regarding Trust portfolio holdings to Nonaffiliated Persons in the circumstances listed below.

1. Rating Organizations

Nonpublic Information regarding Trust portfolio holdings may be provided to ratings organizations, such as Morningstar and Lipper, for the purpose of reviewing the portfolio, the adviser or subadviser if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

2. Vestek (Thompson Financial)

Nonpublic Information regarding Trust portfolio holdings may be provided to Vestek (Thompson Financial) or other entities for the purpose of compiling reports and preparing data for use by the Trust or any Affiliated Person if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

3. Proxy Voting Services

Nonpublic Information regarding Trust portfolio holdings may be provided to proxy voting services for the purpose of voting proxies relating to Trust portfolio holdings if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

4. Computer Software

Nonpublic Information regarding Trust portfolio holdings may be provided to entities providing computer software to the Trust (for example, for the purpose of generating Trust compliance reports or reports relating to proxy voting) if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

5. Courts and Regulators

Nonpublic Information regarding Trust portfolio holdings may be provided to any court or regulator with jurisdiction over the Trust, the Trust's adviser or principal underwriter, MFC or any subadviser to a Trust portfolio (or any of their affiliates) if such information is requested by such court or regulator.

6. Institutional Traders

Nonpublic Information regarding Trust portfolio holdings (for example, aggregated lists of all fixed income holdings - names only) may be provided to institutional traders to assist in research and trade execution if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information for personal or proprietary purposes.

7. Other Persons

Nonpublic Information regarding Trust portfolio holdings may be provided to other persons or entities if approved by the Chief Compliance Officer of the Trust or his or her designee (collectively, the "CCO"). In determining whether to approve such disclosure the CCO shall consider: (a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Trust. In the case of a conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the procedures set forth under "Resolution of Conflicts of Interest" below shall be followed.

The CCO shall report to the Board of Trustees whenever additional disclosures of portfolio holdings are approved. This report shall be at the board meeting following such approval.


Disclosure of Portfolio Holdings to Affiliated Persons

The CCO must pre-approve the provision of any Nonpublic Information regarding portfolio holdings to any Affiliated Persons (other than those listed in Appendix A) and report such approval to the Board of Trustees at the board meeting following such approval. The persons listed in Appendix A have been exempt from such pre-approval. In the case of persons listed in Section II, III and IV of Appendix A, their employers shall provide the CCO reasonable assurances that Nonpublic Information will be kept confidential and that such employees are prohibited from trading on such information.

In determining whether to approve such disclosure of Nonpublic Information regarding portfolio holdings to any Affiliated Persons the CCO shall consider:
(a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Trust. In the case of a conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the procedures set forth under "Resolution of Conflicts of Interest" below shall be followed.

Resolution of Conflicts of Interest

If the Trust or its adviser or principal underwriter or any of its subadviser (or any of their affiliates) desire to provide Nonpublic Information regarding Trust portfolio holdings to a Nonaffiliated Person and the CCO believes there is a potential conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the CCO shall refer the conflict to the Board of Trustees of the Trust who shall only permit such disclosure of the Nonpublic Information if in their reasonable business judgment they conclude such disclosure will be in the best interests of Trust shareholders.

Posting of Trust Portfolio Holdings on a Website

If the Trust desires to post on its website Trust portfolio holdings that have not yet been disclosed in a publicly available filing with the SEC that is required to include such information (e.g., a Form N-CSR or a Form N-Q), then the Trust shall disclose the following in its prospectus:

     1. the nature of the information that will be available, including both the date as of which the information will be current (e.g. quarter-end) and the scope of the information (e.g., complete portfolio holdings, the portfolio's largest 10 holdings);

     2. the date when the information will first become available and the period for which the information will remain available, which shall end no earlier than the date on which the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current; and

     3. the location of the website where either the information or a prominent hyperlink (or series of prominent hyperlinks) to the information will be available.

Changes to Policy

Any material changes to this policy must be approved by the Trusts' Board of Trustees.

Reports to the Trust's Board of Trustees

The CCO shall report any material issues that may arise under this policy to the Trusts' Board of Trustees no later than the Board meeting following the arising of the issue.

Applicability of Policy to the Trusts' Adviser and Subadvisers

This policy shall apply to the Trusts' Adviser and each of its subadvisers.

         Appendix A to Policy Regarding Disclosure of Portfolio Holdings

I. Employees* of John Hancock Life Insurance Company, John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York who are subject to the Code of Ethics of the Trusts, the Trusts' investment adviser, John Hancock Investment Management Services LLC or the Trusts' principal underwriter, John Hancock Distributors LLC.

II. Employees* of a Subadviser or any Affiliate of a Subadviser who provide services to either of the Trust.

III. Employees* of the Trusts' custodian who provide services to either of the Trust.

IV. Employees* and partners of the Trusts' certified public accounting firm who provide services to either of the Trust.

*Includes temporary employees

APPENDIX C


                 Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

                         John Hancock Active Value Fund
                            John Hancock Global Fund
                            John Hancock Growth Fund
                     John Hancock Growth Opportunities Fund
                      John Hancock International Core Fund
                     John Hancock International Growth Fund
                        John Hancock Intrinsic Value Fund
                           John Hancock U.S. Core Fund
                      John Hancock U.S. Quality Equity Fund
                      John Hancock Value Opportunities Fund


PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of February 28, 2007):
None


OTHER MANAGED ACCOUNTS (As of February 28, 2007):

The portfolio managers are also responsible for the day-to-day management of other accounts, as indicated by the following table.

------------------ ------------------------------------------ ------------------------------------- --------------------------------
   Senior Member     Registered investment companies managed  Other pooled investment vehicles        Separate accounts managed
                         (including non-GMO mutual fund            managed (world-wide)                      (world-wide)
                           subadvisory relationships)

------------------ ------------------------------------------ ------------------------------------- --------------------------------
                    Number of           Total assets           Number of         Total assets        Number of      Total assets
                    accounts                                   accounts                              accounts

------------------ ----------- ------------------------------ ----------- ------------------------- ----------- --------------------
Edmond Choi             1              $41,387,444.90              0                  0                  0               0
------------------ ----------- ------------------------------ ----------- ------------------------- ----------- --------------------
Thomas Hancock         11            $18,785,725,821.22            5          $2,557,714,888.54         36       $12,170,781,896.27
------------------ ----------- ------------------------------ ----------- ------------------------- ----------- --------------------
Sam Wilderman          19            $23,884,791,724.56            6          $1,886,962,023.43         21       $3,558,165,170.05
------------------ ----------- ------------------------------ ----------- ------------------------- ----------- --------------------
                   Registered investment companies managed for  Other pooled investment vehicles      Separate accounts managed
                   which GMO receives a performance-based fee   managed (world-wide) for which GMO    (world-wide) for which GMO
                   (including non-GMO mutual fund subadvisory   receives a performance-based fee      receives a performance-based
                                relationships)                                                                    fee*

                   ------------------------------------------ ------------------------------------- --------------------------------
                    Number of           Total assets           Number of         Total assets        Number of      Total assets
                    accounts                                   accounts                              accounts

------------------ ----------- ------------------------------ ----------- ------------------------- ----------- --------------------
Edmond Choi             0                    0                     0                  0                  0               0
------------------ ----------- ------------------------------ ----------- ------------------------- ----------- --------------------
Thomas Hancock          0                    0                     0                  0                  6        $2,185,511,508.48
------------------ ----------- ------------------------------ ----------- ------------------------- ----------- --------------------
Sam Wilderman           3            $4,898,794,226.34             5          $1,864,277,928.01          6        $1,596,316,696.87
------------------ ----------- ------------------------------ ----------- ------------------------- ----------- --------------------

Potential Conflicts of Interest
Whenever a portfolio manager, such as Mr. Hancock or Mr. Wilderman, manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist. Such include potential conflicts: (i) between the investment strategy of a Fund and the investment strategy of the other accounts; and (ii) in the allocation of investment opportunities between a Fund and such other accounts. GMO believes several factors limit the conflicts between a Fund and other similar stock accounts managed by the Fund's portfolio management team or individual members of the team. First, discipline and constraints are imposed because the investment programs of the Funds and other similar accounts are determined based on quantitative models. Second, all portfolio management team members are aware of and abide by GMO's trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. Performance attribution with full transparency of holdings and identification of contributors to gains and losses act as important controls on conflicts that might otherwise exist. Performance dispersion among accounts employing the same investment strategy but with different fee structures is periodically examined by a Fund's portfolio management team and GMO's Investment Analysis team to ensure that any divergence in expected performance is adequately explained by differences in the client's investment guidelines and timing of cash flows.


Description of Compensation Structure
The senior member of each Fund's portfolio management team is a member (partner) of GMO. Compensation for the senior member consists of a base salary, a partnership interest in the firm's profits and possibly an additional, discretionary, bonus. Compensation does not disproportionately reward outperformance by higher fee/performance fee products. GMO's Compensation Committee sets the senior member's base salary taking into account current industry norms and market data to ensure that the base salary is competitive. The Compensation Committee also determines the senior member's partnership interest, taking into account the senior member's contribution to GMO and GMO's mission statement. A discretionary bonus may be paid to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market. Because each member's compensation is based on his individual performance, GMO does not have a typical percentage split among base salary, bonus and other compensation. Partnership interests in GMO are the primary incentive for senior level persons to continue employment at GMO. GMO believes that partnership interests provide the best incentive to maintain stability of portfolio management personnel.

                MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
                                 ("MFC Global")

                 John Hancock International Allocation Portfolio

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of February 28, 2007):
None

OTHER MANAGED ACCOUNTS (As of February 28, 2007):

------------ ----------------------------------------- ---------------------------------------- ------------------------------------
Fund Manager  Registered investment companies managed  Other pooled investment vehicles managed          Separate accounts managed

------------ ----------------------------------------- ---------------------------------------- ------------------------------------
             Number of              Total assets         Number of           Total assets        Number of         Total assets
             accounts              ($US millions)        accounts                                accounts

------------ ------------- --------------------------- -------------- ------------------------- ------------ -----------------------
Steve Orlich    21                   $45,425.89              0                    0                 0                   0
------------ ----------------------------------------- ---------------------------------------- ------------------------------------
             Registered investment companies managed   Other pooled investment vehicles managed Separate accounts managed for which
                 for which MFC Global receives a           for which MFC Global receives a             MFC Global receives a
                     performance-based fee                     performance-based fee                   performance-based fee

             ------------- --------------------------- -------------- ------------------------- ------------ -----------------------
             Number of              Total assets         Number of           Total assets       Number of          Total assets
             accounts                                    accounts                                accounts

------------ ------------- --------------------------- -------------- ------------------------- ------------ -----------------------
Steve Orlich     0                       0                   0                    0                 0                   0
------------ ------------- --------------------------- -------------- ------------------------- ------------ -----------------------


POTENTIAL CONFLICTS OF INTEREST

While funds managed by the portfolio managers, including Mr. Orlich, may have many similarities, MFC Global has adopted compliance procedures to manage potential conflicts of interest such as allocation of investment opportunities and aggregated trading.

DESCRIPTION OF COMPENSATION STRUCTURE

MFC Global portfolio managers, including Mr. Orlich, receive a competitive compensation package that consists of base salary, performance based bonus and a Manulife Financial Corporation share ownership plan. The magnitude of the performance based bonus and participation in equity ownership reflects to the seniority and role of each portfolio manager. MFC Global tries to ensure retention through competitive compensation that rewards both individual and team performance. The overall compensation package is targeted at the top of the second quartile against our competitors as deemed through industry surveys. By maximizing the performance bonus at the top of the second quartile, this structure ensures that the portfolio managers do not incur undue risk in the funds they manage.

APPENDIX D
                                                                  September 2005

                              John Hancock Funds II
                             John Hancock Funds III
                      Proxy Voting Policies and Procedures



                                Table of Contents

I.   Delegation of Proxy Voting to Subadvisers
     A.   Delegation
     B.   Proxy Voting Policies and Procedures
     C.   Underlying Funds

II.  Material Conflicts of Interest

III. Procedures for Shareholders/Contract Owners to Obtain Proxy Voting Policies and Proxy Voting Record. Disclosure of Proxy Voting Procedures
     A. Disclosure of Procedures in the Statement of Additional Information of the Trust
     B.   Disclosure in Annual and Semi-Annual Report
     C.   Filing of Proxy Voting Record on Form N-PX

IV.  Annual Approval of Proxy Voting Policies and Procedures


                                      * * *

I.   Delegation of Proxy Voting to Subadvisers

     A.   Delegation

          The subadviser for each Trust portfolio shall vote all proxies relating to securities held by the portfolio and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by the subadviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940.

     B.   Proxy Voting Procedures

          Except as noted under I.C. below, the proxy voting policies and procedures for each Trust portfolio shall be the same as those used by the portfolio's subadviser to vote proxies for the Trust portfolio. The proxy voting policies and procedures of the subadviser to each Trust portfolio relating to voting proxies of each Trust portfolio it manages, as such policies and procedures may be amended from time to time (the "Subadviser Proxy Voting Procedures"), are hereby incorporated into these policies and procedures by reference.

     C.   Underlying Funds

          With respect to voting proxies relating to the securities of an underlying fund held by a Trust portfolio in reliance on any one of Sections 12(d)(1)(E), (F) or (G) of the Investment Company Act of 1940, or to the extent disclosed in the Trust's registration statement, the subadviser for the Trust portfolio, or the Trust, will vote proxies in the same proportion as the vote of all other holders of such underlying fund securities, unless the Trust intends to seek voting instructions from the shareholders of the Trust portfolio, in which case the subadviser, or the Trust, will vote proxies in the same proportion as the instructions timely received from shareholders of the Trust portfolio.

II.  Material Conflicts of Interest

If (1) the subadviser to any Trust portfolio knows that a vote presents a material conflict between the interests of (a) shareholders of the Trust portfolio and (b) the Trust's investment adviser, principal underwriter or any affiliated person of the Trust, its investment adviser or its principal underwriter, and (2) the subadviser does not propose to vote on the particular issue in the manner prescribed by its pre-determined proxy voting guidelines, then the subadviser will follow its conflict of interest procedures (as set forth in the subadviser's proxy voting policies and procedures) when voting such proxies.

If the proxy voting policies and procedures of any subadviser indicate that, in the case of any conflict of interest between the interests of shareholders of a Trust portfolio and another party, the subadviser will abstain from voting or will request the Board of Trustees of the Trust to provide voting instructions, the subadviser shall not abstain or make such request but instead shall vote proxies, in its discretion, either as recommended by an independent third party or as the subadviser may determine in its reasonable judgment to be in the best interests of the shareholders of the Trust portfolio.

III. Procedures for Shareholders/Contract Owners to Obtain Proxy Voting Policies and Proxy Voting Record. Disclosure of Proxy Voting Procedures

     A. Disclosure of Policies and Procedures in the Statement of Additional Information

          The  Trusts  shall   disclose  in  their   Statements   of  Additional
          Information a summary of their Proxy Voting Policies and Procedures and of the Subadviser Proxy Voting Procedures included therein. (In lieu of including a summary of the procedures, the Trusts may instead include the actual Subadviser Proxy Voting Procedures in the Statements of Additional Information.)

     B.   Disclosure in Annual and Semi-Annual Report

          The Trusts shall disclose in their annual and semi-annual shareholder reports that:

          a) a description of the Trusts' proxy voting policies and procedures and

          b) the Trusts' proxy voting record for the most recent 12 month period ending June 30th, are available:

             1. on the SEC's website, and

             2. without charge, upon request, by calling a specified toll-free telephone number. The Trusts will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

     C.   Filing of Proxy Voting Record on Form N-PX

          The Trusts will annually file their complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve month period ended June 30th no later than August 31st of each year.

IV.  Annual Approval of Proxy Voting Procedures

The Trusts' proxy voting policies and procedures shall be re-approved by the Trusts' Boards of Trustees at least annually.

                     GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
                               GMO AUSTRALASIA LLC
                                (TOGETHER "GMO")

                      PROXY VOTING POLICIES AND PROCEDURES


I. Introduction and General Principles

GMO provides investment advisory services primarily to institutional, including both ERISA and non-ERISA clients, and commercial clients. GMO understands that proxy voting is an integral aspect of security ownership. Accordingly, in cases where GMO has been delegated authority to vote proxies, that function must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

This policy permits clients of GMO to: (1) delegate to GMO the responsibility and authority to vote proxies on their behalf according to GMO's proxy voting polices and guidelines; (2) delegate to GMO the responsibility and authority to vote proxies on their behalf according to the particular client's own proxy voting policies and guidelines; or (3) elect to vote proxies themselves. In instances where clients elect to vote their own proxies, GMO shall not be responsible for voting proxies on behalf of such clients.

GMO believes that the following policies and procedures are reasonably designed to ensure that proxy matters are conducted in the best interest of its clients, in accordance with GMO's fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in the Department of Labor interpretations.

II. Proxy Voting Guidelines

GMO has engaged Institutional Shareholder Services, Inc. ("ISS") as its proxy voting agent to:

     (1) research and make voting recommendations or, for matters for which GMO has so delegated, to make the voting determinations;

     (2) ensure that proxies are voted and submitted in a timely manner;

     (3) handle other administrative functions of proxy voting;

     (4) maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

     (5) maintain records of votes cast; and

     (6) provide recommendations with respect to proxy voting matters in general.


Proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Proxy Voting Manual, as in effect from time to time. Copies of the current domestic and global ISS proxy voting guidelines are attached to these Voting Policies and Procedures as Exhibit A. GMO reserves the right to amend any of ISS's guidelines in the future. If any such changes are made an amended Proxy Voting Policies and Procedures will be made available for clients.

Except in instances where a GMO client retains voting authority, GMO will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS.

III. Proxy Voting Procedures

GMO has a Corporate Actions Group with responsibility for administering the proxy voting process, including:

     1. Implementing and updating the applicable domestic and global ISS proxy voting guidelines;

     2. Overseeing the proxy voting process; and

     3. Providing periodic reports to GMO's Compliance Department and clients as requested.



There may be circumstances under which a portfolio manager or other GMO investment professional ("GMO Investment Professional") believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the recommendation of ISS. In such an event, the GMO Investment Professional will inform GMO's Corporate Actions Group of its decision to vote such proxy in a manner inconsistent with the recommendation of ISS. GMO's Corporate Actions Group will report to GMO's Compliance Department no less than quarterly any instance where a GMO Investment Professional has decided to vote a proxy on behalf of a client in that manner.

IV. Conflicts of Interest

As ISS will vote proxies in accordance with the proxy voting guidelines described in Section II, GMO believes that this process is reasonably designed to address conflicts of interest that may arise between GMO and a client as to how proxies are voted.

In instances where GMO has the responsibility and authority to vote proxies on behalf of its clients for shares of GMO Trust, a registered mutual fund for which GMO serves as the investment adviser, there may be instances where a conflict of interest exists. Accordingly, GMO will (i) vote such proxies in the best interests of its clients with respect to routine matters, including proxies relating to the election of Trustees; and (ii) with respect to matters where a conflict of interest exists between GMO and GMO Trust, such as proxies relating to a new or amended investment management contract between GMO Trust and GMO, or a re-organization of a series of GMO Trust, GMO will either (a) vote such proxies in the same proportion as the votes cast with respect to that proxy, or
(b) seek instructions from its clients.

In addition, if GMO is aware that one of the following conditions exists with respect to a proxy, GMO shall consider such event a potential material conflict of interest:

     1. GMO has a business relationship or potential relationship with the issuer;

     2. GMO has a business relationship with the proponent of the proxy proposal; or

     3. GMO members, employees or consultants have a personal or other business relationship with the participants in the proxy contest, such as corporate directors or director candidates.

In the event of a potential material conflict of interest, GMO will (i) vote such proxy according to the specific recommendation of ISS; (ii) abstain; or
(iii) request that the client votes such proxy. All such instances shall be reported to GMO's Compliance Department at least quarterly.

V. Recordkeeping

GMO will maintain records relating to the implementation of these proxy voting policies and procedures, including:

          (1) a copy of these policies and procedures which shall be made available to clients, upon request;

          (2) a record of each vote cast (which ISS maintains on GMO's behalf); and

          (3) each written client request for proxy records and GMO's written response to any client request for such records.

Such proxy voting records shall be maintained for a period of five years.


VI. Reporting

GMO's Compliance Department will provide GMO's Conflict of Interest Committee with periodic reports that include a summary of instances where GMO has (i) voted proxies in a manner inconsistent with the recommendation of ISS, (ii) voted proxies in circumstances in which a material conflict of interest may exist as set forth in Section IV, and (iii) voted proxies of shares of GMO Trust on behalf of its clients.

VII. Disclosure

Except as otherwise required by law, GMO has a general policy of not disclosing to any issuer or third party how GMO or its voting delegate voted a client's proxy.



Effective: August 6, 2003

                           Global Proxy Voting Manual
                 Financial Results/Director and Auditor Reports

                       ISS General Recommendation & Policy

Vote FOR approval of financial statements and director and auditor reports, unless:

     o there are concerns about the accounts presented or audit procedures used; or

     o the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Discussion
Most companies around the world submit these reports to shareholders for approval, and this is one of the first items on most agendas. The official financial statements and director and auditor reports are valuable documents when evaluating a company's annual performance. The director report usually includes a review of the company's performance during the year, justification of dividend levels and profits or losses, special events such as acquisitions or disposals, and future plans for the company.

The auditor report discloses any irregularities or problems with the company's finances. While a qualified report by itself is not sufficient reason to oppose this resolution, it raises cautionary flags of which shareholders should be aware. Most auditor reports are unqualified, meaning that in the auditor's opinion, the company's financial statements are made in accordance with generally accepted accounting principles.

When evaluating a company's financial statements, ISS looks at debt/equity levels on the balance sheet, historical sales and earnings performance, dividend history and payout ratios, and the company's performance within its own country and relative to similar companies in its industry. Unless there are major concerns about the accuracy of the financial statements or the director or auditor reports, ISS recommends approval of this item.

                Appointment of Auditors and Auditor Compensation


                       ISS General Recommendation & Policy

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

     o there are serious concerns about the accounts presented or the audit procedures used;

     o the auditors are being changed without explanation; or

     o nonaudit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

Discussion
Most major companies around the world use one of the major international auditing firms to conduct their audits. As such, concerns about the quality and objectivity of the audit are minimal, and the reappointment of the auditor is usually a routine matter. Audit fees tend to be highly competitive and vary little between companies. However, if a company proposes a new auditor or an auditor resigns and does not seek reelection, companies should offer an explanation to shareholders. If shareholders request an explanation for a change in auditor and the company or retiring auditor fails to provide one, ISS recommends a vote against the election of a new auditor. If an explanation is otherwise unavailable, ISS recommends that shareholders abstain on this item.

Many countries also require the appointment of censors, or special auditors who ensure that the board and management are in compliance with the company's articles. The censors' role is purely advisory in nature. Proposals to appoint censors are routine, as the censors usually act as a secondary auditor for special audit requirements.

The practice of auditors providing nonaudit services to companies is problematic. While large auditors may have effective internal barriers to ensure that there are no conflicts of interest, an auditor's ability to remain objective becomes questionable when fees paid to the auditor for nonaudit services such as management consulting, general bookkeeping, and special situation audits exceed the standard annual audit fees. While some compensation for nonaudit services is customary, the importance of maintaining the independence of the auditor is paramount. If fees from nonaudit services become significant without any clear safeguards against conflicts of interest, ISS recommends opposing the auditor's reappointment.

                   Appointment of Internal Statutory Auditors

                       ISS General Recommendation & Policy

Vote FOR the appointment or reelection of statutory auditors, unless:

     o there are serious concerns about the statutory reports presented or the audit procedures used;

     o questions exist concerning any of the statutory auditors being appointed; or

     o the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Discussion
The appointment of internal statutory auditors is a routine request for companies in Latin America, Italy, Spain, Portugal, Japan, Korea, and Russia. The statutory auditing board is usually composed of three to five members, including a group chairman and two alternate members, all of whom are expected to be independent. In addition to the regular duty of verifying corporate accounts, the auditor board is responsible for supervising management and ensuring compliance with the law and articles of association. The auditors must perform an audit of the accounts every three months and present to shareholders a report on the balance sheet at the AGM. For most countries, the auditors are elected annually and may seek reelection. ISS recommends supporting the appointment of statutory auditors unless there are serious concerns about the reports presented or questions about an auditor's qualifications.

                              Allocation of Income

                       ISS General Recommendation & Policy

Vote FOR approval of the allocation of income, unless:

     o the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

     o the payout is excessive given the company's financial position.

Discussion
Many countries require shareholders to approve the allocation of income generated during the year. These proposals usually, but not always, contain an allocation to dividends. When determining the acceptability of this proposal, ISS focuses primarily on the payout ratio. Payouts of less than 30 percent or more than 100 percent are a trigger for further analysis. The minimum level of 30 percent is based on a review of international practice. Payouts of more than 100 percent are a signal that the company is dipping into reserves to make the payment.

Further analysis of payout ratios should include the following: an examination of historical payouts to determine if there is a long-term pattern of low payouts; exceptional events that may have artificially modified earnings for the year; the condition of a company's balance sheet; comparisons with similar companies both domestically and internationally; and the classification of the company as growth or mature.

Justifications for extreme payouts must be reviewed carefully. If the company has an adequate explanation for a certain payout, ISS supports the income allocation as proposed. However, if a company has a pattern of low payouts, fails to adequately justify the retention of capital, and is not experiencing above-average growth, ISS recommends opposing the proposal. A vote against the payout is also recommended if a company appears to be maintaining an excessive payout that may affect its long-term health.

                       Stock (Scrip) Dividend Alternative

                       ISS General Recommendation & Policy

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Discussion
Stock (scrip) dividend alternatives, whereby shareholders are offered the option of receiving their dividend payment in the form of fully paid ordinary shares, are common proposals worldwide. While dividend payments in the form of shares in lieu of cash do not immediately add to shareholder value, they allow companies to retain cash and to strengthen the position and commitment of long-term shareholders. ISS opposes stock dividend proposals that do not allow a cash option unless management shows that the cash outflow is detrimental to the company's health and to long-term shareholder value.

                      Amendments to Articles of Association

                       ISS General Recommendation & Policy

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Discussion
Requests to amend a company's articles of association are usually motivated by changes in the company's legal and regulatory environment, although evolution of general business practice can also prompt amendments to articles. Such proposals are especially common whenever stock exchange listing rules are revised, new legislation is passed, or a court case exposes the need to close loopholes.

Amendments to articles range from minor spelling changes to the adoption of an entirely new set of articles. While the majority of such requests are of a technical and administrative nature, minor changes in wording can have a significant impact on corporate governance. As such, ISS carefully scrutinizes any changes to a company's articles.

From a company's perspective, it is often more efficient to adopt a new set of articles than to introduce numerous amendments. However, bundling changes that treat different provisions of the articles into one voting item prevents shareholders from separating items of concern from routine changes. By leaving a shareholder with an all-or-nothing choice, bundling allows companies to include negative provisions along with positive or neutral changes.

When reviewing new or revised articles, ISS classifies each change according to its potential impact on shareholder value and then weighs the package as a whole. The presence of one strongly negative change may warrant a recommendation against the resolution. In assigning these classifications, ISS is not concerned with the nature of the article being amended, but rather focuses on whether the proposed change improves or worsens the existing provision.

The final criterion on which ISS bases its decision is whether failure to pass a resolution would cause an immediate loss of shareholder value. In such cases, ISS supports even a bundled resolution that includes negative changes.

                          Change in Company Fiscal Term


                       ISS General Recommendation & Policy

Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

Discussion
Companies routinely seek shareholder approval to change their fiscal year end. This is a decision best left to management. ISS opposes this resolution only if the company is changing its year end to postpone its AGM. Most countries require companies to hold their AGM within a certain period of time after the close of the fiscal year. If a company is embroiled in a controversy, it might seek approval to amend its fiscal year end at an EGM to avoid controversial issues at an AGM. ISS opposes the change in year end in these cases.


                 Lower Disclosure Threshold for Stock Ownership

                       ISS General Recommendation & Policy

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

Discussion
ISS's recommended level for ownership disclosure is five percent. A level below that does not add substantially to shareholders' interests and is often only a pretext for an antitakeover defense. A lower level also requires a greater number of shareholders to disclose their ownership, causing a greater burden to shareholders and to the company. Positions of more than five percent are significant, however, and this is the standard that the U.S. SEC uses.

In certain cases, shareholders may want to know of smaller positions-at a troubled company likely to be put in play, for example. ISS examines these companies to determine if these lower thresholds would benefit shareholders.

                            Amend Quorum Requirements

                       ISS General Recommendation & Policy

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Discussion
Quorum requirements differ widely by market. In the United States, for instance, a quorum of a majority of the outstanding shares is the norm. In many global markets, however, the percentage of shares represented at meetings is not as high as in the United States. Indeed, many companies incorporated in markets outside the United States have difficulty attaining a quorum.

Proposals to amend the quorum requirement are evaluated on a case-by-case basis based on market norms, the company's reasons for the change, and the company's ownership structure. With respect to the latter, companies that have a substantial shareholder or shareholder group should set their quorum requirement well above the percentage of shares owned by such shareholder or shareholder group. Quorum requirements are intended to ensure that a broad range of shareholders is represented at meetings. Setting a quorum requirement that is too low, whether in absolute terms or relative to the holdings of a large shareholder, undermines this purpose. A low quorum requirement is of particular concern in markets where resolutions are decided on the basis of either shares present and entitled to vote at a meeting or votes cast at the meeting; in such cases, once a quorum is attained the shares present, regardless of whether they are representative of the entire body of shareholders, will be able to decide the matters under consideration at the meeting.

                            Transact Other Business

                       ISS General Recommendation & Policy

Vote AGAINST other business when it appears as a voting item.

Discussion
This item provides a forum for questions and any other resolutions that may be brought up at the meeting. In most countries the item is a formality and does not require a shareholder vote, but companies in certain countries include other business as a voting item. Because shareholders who vote by proxy cannot know what issues will be raised under this item, ISS cannot recommend that shareholders approve this request when asked for a vote. While ISS recognizes that in most cases this item is a formality or includes discussion that will have no impact on shareholders, shareholders cannot risk the negative consequences of voting in advance on an item for which information has not been disclosed.

                               Director Elections

                       ISS General Recommendation & Policy

Vote FOR management nominees in the election of directors, unless:

     o there are clear concerns about the past performance of the company or the board; or

     o the board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed)

Discussion
ISS considers director elections to be one of the most important voting decisions that shareholders make, especially because shareholders are only given the opportunity to review their companies' operations once a year at the AGM. Thus, if detailed information on boards or nominees is available, analysis to the highest degree possible is warranted. Directors function as the representatives of shareholders throughout the year and are therefore a crucial avenue of ongoing influence on management.

Levels of disclosure regarding directors vary widely. In some countries, such as the United Kingdom, Canada, and Australia, companies publish detailed information such as director biographies, share ownership, and related information that aids shareholders in determining the level of director independence. In many other countries, the only information available on directors is their names, while still other countries disclose no information at all. In cases where detailed information about directors is not available, it would be counterproductive to vote against directors on the basis of a lack of information. Opposition to specific nominees or boards should be supported by specific problems or concerns.

While ISS supports the annual election of directors, boards in many countries are divided into two or more classes that are elected on a staggered basis. This system of classified boards is common across the world. Only Canadian companies routinely elect the entire board on an annual basis, but even in Canada companies may classify their board if an appropriate amendment is made to the articles. In certain countries, executive directors may be appointed for terms of up to five years, and a company's articles may give executive directors protected board seats under which they are not subject to shareholder election. ISS opposes protected board seats and preferential treatment of executive directors.

When reviewing director election proposals, ISS examines board composition, company performance, and any negative views or information on either the company or individual directors. ISS determines the number of executive, independent, and affiliated directors on the board, the existence and composition of board committees, and the independence of the chairman. An affiliated director is defined as one who represents a major shareholder; has significant commercial contacts with the company as a legal counsel, auditor, or consultant; has held executive positions within the company in the past; or is related to the founding family, another board member, or a top executive. In cases where board composition is of concern, the company's general health and its recent financial performance may play a part in the evaluation of directors. Individual director information is also considered, including share ownership among director nominees.

ISS also takes into account the attendance records of directors when such information is provided to shareholders, using a benchmark attendance rate of 75 percent of board meetings. If an individual director fails to attend at least 75 percent of board meetings for two or more consecutive years, ISS makes further inquiries to the company regarding the absences. ISS recommends withholding votes against the director unless the company has provided a reasonable explanation for the absences. International companies tend to have directors who reside in other countries on their boards, making attendance difficult. While ISS understands the difficulties imposed on such directors, failing to attend meetings prevents directors from fulfilling their fiduciary obligations and adequately representing shareholder interests. Other business obligations and conflicting travel schedules are not acceptable reasons for consistently poor attendance records. ISS supports the use of teleconferencing and videoconferencing to cope with the increasing time and travel demands faced by directors in global business.

Statements of corporate governance practices are also helpful in reviewing director election proposals, but only in a few countries are these routinely included as part of the annual report, usually as a listing requirement of the major stock exchange. These reports are required in Australia, Canada, South Africa, and the United Kingdom.

For shareholder nominees, ISS places the persuasive burden on the nominee or the proposing shareholder to prove that they are better suited to serve on the board than management's nominees. Serious consideration of shareholder nominees will be given only if there are clear and compelling reasons for the nominee to join the board. These nominees must also demonstrate a clear ability to contribute positively to board deliberations; some nominees may have hidden or narrow agendas and may unnecessarily contribute to divisiveness among directors.

                              Director Compensation


                       ISS General Recommendation & Policy

Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.


Discussion
Proposals seeking shareholder approval for nonexecutive directors' fees are not controversial in most countries. ISS generally supports resolutions regarding directors' fees unless they are excessive relative to fees paid by other companies in the same country or industry. In evaluating such proposals, ISS focuses on the fees paid to each nonexecutive or, if such detailed information is not available, on the aggregate amount payable to all of the nonexecutives. Where available, ISS will also take into consideration evidence of past abuses, both by the company and those, if any, characteristic of the market.

Companies in many markets provide their nonexecutives an option to receive all or a portion of their cash fees in the form of company shares. We approve these measures as the exchange is on a 'dollar-for-dollar' basis, that is, as long as a director receives shares having a cash value equal to that of the foregone fees, with the share price used for such calculation being determined on a reasonable date. While there is some dilution associated with such payments, such dilution is minimal, and in any event, increasing directors' share ownership is likely to align the interests of the directors with those of shareholders.

However, we will not support such arrangements if the exchange is not dollar-for-dollar; such exchanges put shareholders at a disadvantage by providing directors the opportunity to receive shares at discount, and the interests of directors who have acquired shares at a discount are likely to be less closely aligned with those of other shareholders. Some companies provide their nonexecutive directors the opportunity to exchange all or a portion of their cash fees for stock options; we would evaluate such grants in accordance with our stock option guidelines.

As is already common in the United States, companies in some global markets have begun to provide their nonexecutives with stock options as a separate element of their remuneration. In such countries, proposals seeking approval for the remuneration of nonexecutive directors cannot be evaluated without detailed information regarding the proposed remuneration, which could include options, and in some cases, discounted options. Remuneration proposals that include option grants must be evaluated in accordance with the guidelines for stock options. Likewise, remuneration proposals that could include option grants-by virtue of their being proposed by a company in a market where option grants to nonemployee directors are common-must also be evaluated in accordance with the guidelines for stock options.

Some countries require shareholder approval for the remuneration of executive as well as nonexecutive directors. Companies in such markets occasionally bundle nonexecutive and executive remuneration proposals into a single resolution. While ISS generally believes that executive compensation is the purview of the board, when proposed executive compensation is gratuitous or otherwise excessive in light of market norms or there is past evidence of abuse, ISS will recommend a vote against such resolutions. In reviewing such proposals, our analysis focuses, among other things, on the amount of the proposed compensation relative to market norms but also relative to the company's financial performance. For example, absent performance criteria and appropriate limits, it would be inappropriate to approve a resolution entitling an executive to a bonus equal to a substantial portion of a company's profits.

Retirement benefits for nonexecutive directors are inappropriate, as they increase the directors' financial reliance on the company and could call into question the objectivity of their decision-making. In addition, most directors have served as senior executives of other companies, and adequate retirement benefits should be provided through these companies. The only caveat to this policy would be for professional nonexecutive directors such as those found in the United Kingdom. However, requests for such benefits in the United Kingdom are rare, and the appropriateness of using shareholder funds in this manner is questionable.

                        Discharge of Board and Management

                       ISS General Recommendation & Policy

Vote FOR discharge of the board and management, unless:

     o there are serious questions about actions of the board or management for the year in question; or

     o legal action is being taken against the board by other shareholders.

Discussion
The annual formal discharge of board and management represents shareholder approval of actions taken during the year. Discharge is a tacit vote of confidence in the company's management and policies. It does not necessarily eliminate the possibility of future shareholder action, although it does make such action more difficult to pursue. Meeting agendas normally list proposals to discharge both the board and management as one agenda item.

This is a routine item in many countries. Discharge is generally granted unless a shareholder states a specific reason for withholding discharge and plans to undertake legal action. Withholding discharge is a serious matter and is advisable only when a shareholder has concrete evidence of negligence or abuse on the part of the board or management, has plans to take legal action, or has knowledge of other shareholders' plans to take legal action.

If evidence suggests that one or more board or management members are responsible for problems such as fraud or grave mismanagement, shareholders can withhold discharge from these individuals and pursue further legal action. Poor performance that can be directly linked to flagrant error or neglect on the part of the board or management, or board actions that are detrimental to
shareholders'   interests,  may  also  constitute  grounds  for  voting  against discharge.

If shareholders approve discharge of the board and management, they will face a greater challenge if they subsequently decide to pursue legal action against these parties. Shareholders would be required to prove that management or the board did not supply correct and complete information regarding the matter in question.


     Director, Officer, and Auditor Indemnification and Liability Provisions

                       ISS General Recommendation & Policy

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.


Discussion
The scope of directors' and officers' indemnification and liability provisions varies by market. Within reason, ISS seeks to respect the indemnification and liability protections applicable in each market, but some markets allow companies to provide indemnification and liability protection that we deem excessive. In general, ISS believes that officers and directors should only be eligible for indemnification and liability protection if they have acted in good faith on company business and were found innocent of any civil or criminal charges for duties performed on behalf of the company. Providing indemnification and liability protection beyond such levels would effectively absolve officers and directors of their duties to shareholders. ISS recognizes that limiting a company's ability to provide liability and indemnification protection may limit its ability to attract and retain qualified directors and executives and that indemnification provisions afford directors and officers protection to take risks and maximize shareholder wealth. However, ISS also believes that providing liability and indemnification protection in excess of that outlined above could unfairly prejudice shareholders in holding officers and directors accountable and that the level of protection allowed under our guidelines represents a reasonable compromise.

When evaluating indemnification and liability provisions in more developed markets that enumerate the duty of loyalty and the duty of care, ISS also takes into account the liability and indemnification provisions contained in ISS's U.S. Proxy Voting Guidelines.

Although ISS supports indemnifying directors and officers, ISS opposes providing these protections to auditors. These payments call into question the objectivity of the auditor in carrying out the audit, as the fees paid on its behalf could be greater than the audit fees alone. Eliminating concerns about being sued for carelessness could also lead to a decrease in the quality of the audit. Given the substantial settlements against auditors in recent years for poor audit practices, the cost of such insurance to the company and its shareholders is unwarranted.

                                 Board Structure

                       ISS General Recommendation & Policy

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.


Discussion
Resolutions  relating  to board  structures  range  from  fixing  the  number of
directors  or   establishing  a  minimum  or  maximum  number  of  directors  to introducing classified boards and director term limits.

Board Size
Proposals to fix board size are common and are routinely approved. Proposals to establish a range of board size are also frequent; a range of two or three open slots relative to the existing board size is reasonable, as it gives the company some flexibility to attract potentially valuable board members during the year. Latitude beyond this range is inappropriate, however, because companies can use this freedom to hinder unwanted influence from potential acquirers or large shareholders.

Adopt Classified Board
ISS prefers that all directors stand for reelection every year. All directors should be accountable to shareholders on an annual basis, as the ability to elect directors is the single most important use of the shareholder franchise.

While classified boards are the norm in most countries, some companies have chosen to place their directors up for annual election. ISS supports initiatives to declassify boards and opposes proposals to classify previously unstaggered boards. Classifying the board makes it more difficult to effect a change of control through a proxy contest; because only a minority of the directors are elected each year, a dissident shareholder would be unable to win control of the board in a single election.

Introduction of Mandatory Age of Retirement
ISS believes that age should not be the sole factor in determining a director's value to a company. Rather, each director's performance should be evaluated on the basis of their individual contribution and experience.

Altering Board Size
Companies may attempt to increase board size in order to add related or like-minded directors to the board. Conversely, establishing a minimum number of directors could make it easier to remove independent directors from the board. ISS considers these proposals on a case-by-case basis.

All proposals to alter board size during a proxy fight or other possible contests for control should be opposed. Allowing directors to alter the terms of a contest while it is underway is not in shareholders' interests, as this tactic could be used to thwart a takeover that is in shareholders' interests.

Two-Tiered Boards
Companies in many countries have a two-tiered board structure, comprising a supervisory board of nonexecutive directors and a management board with executive directors. The supervisory board oversees the actions of the management board, while the management board is responsible for the company's daily operations. Companies with two-tiered boards elect members to the supervisory board only; management board members are appointed by the supervisory board. In Austria, Brazil, the Czech Republic, Germany, Peru, Poland, Portugal, and Russia, two-tiered boards are the norm. They are also permitted by company law in France and Spain.

                                 Capital Systems

Companies have one of two main types of capital systems: authorized and conditional. Both systems provide companies with the means to finance business activities, but they are considerably different in structure. Which system is used by a company is determined by the economic and legal structure of the market in which it operates.

Authorized Capital System
The authorized capital system sets a limit in a company's articles on the total number of shares that can be issued by the company's board. The system allows companies to issue shares from this preapproved limit, although in many markets shareholder approval must be obtained prior to an issuance. Companies also request shareholder approval for increases in authorization when the amount of shares contained in the articles is inadequate for issuance authorities. ISS reviews proposals for such increases based on the following criteria: the history of issuance requests; the size of the request; the purpose of the issuance (general or specific) associated with the increase in authorization; and the status of preemptive rights (see pol.19 and pol.21).

Conditional Capital System
Under the conditional capital system, companies seek authorizations for pools of capital with fixed periods of availability. For example, if a company seeks to establish a pool of capital for general issuance purposes, it requests the creation of a certain number of shares with or without preemptive rights, issuable piecemeal at the discretion of the board for a fixed period of time. Shares unissued after the fixed time period lapse. This type of authority would be used to carry out a general rights issue or small issuances without preemptive rights.

Requests for a specific issuance authority are tied to a specific transaction or purpose, such as an acquisition or the servicing of convertible securities. Such authorities cannot be used for any purpose other than that specified in the authorization. In this case, a company requests the creation of a certain number of shares with or without preemptive rights, issuable as needed for the specific purpose requested. This pool of conditional capital also carries a fixed expiration date.

In reviewing these proposals, ISS takes into consideration the existence of pools of capital from previous years. Because most capital authorizations are for several years, new requests may be made on top of the existing pool of capital. While most requests contain a provision to eliminate earlier pools and replace them with the current request, this is not always the case. Thus, if existing pools of capital are being left in place, the aggregate potential dilution amount from all capital should be considered.

                             Share Issuance Requests

                       ISS General Recommendation & Policy
General Issuances:
Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

General Issuances
General issuance requests under both authorized and conditional capital systems allow companies to issue shares to raise funds for general financing purposes. Approval of such requests gives companies sufficient flexibility to carry out ordinary business activities without having to bear the expense of calling shareholder meetings for every issuance.

Issuances can be carried out with or without preemptive rights. Preemptive rights permit shareholders to share proportionately in any new issuances of stock. These rights guarantee existing shareholders the first opportunity to purchase shares of new issuances of stock in the class they own in an amount equal to the percentage of the class they already own. Corporate law in many countries recognizes preemptive rights and requires shareholder approval for the disapplication of such rights.

ISS believes that the ability to double share capital through a rights issue (with preemptive rights) provides the company with sufficient financing to meet most contingencies. Rights issues for general capital needs of more than 100 percent of outstanding capital warrant shareholder approval. Issuance authorities of more than 100 percent can lead to excessive cash calls on shareholders, requiring them to provide the funds necessary to maintain their relative positions in the company or to accept substantial dilution.

In some cases, companies may need the ability to raise funds for routine business contingencies without the expense of carrying out a rights issue. Such contingencies could include the servicing of option plans, small acquisitions, or payment for services. When companies make issuance requests without preemptive rights, shareholders suffer dilution as a result of such issuances. Therefore, authorizations should be limited to a fixed number of shares or a percentage of capital at the time of issuance. While conventions regarding this type of authority vary widely among countries, ISS routinely approves issuance requests without preemptive rights for up to 20 percent of a company's outstanding capital.

Stock exchange listing rules also play a factor in determining the acceptability of share issuance requests. In some markets, companies may ask for the authority to issue all of their authorized but unissued share capital, yet the country's stock exchange prevents a company from issuing more than ten percent of the company's share capital in any one year without seeking additional shareholder approval. Another example is global companies that are listed on NASDAQ or the New York Stock Exchange (NYSE). Generally speaking, companies listed on NASDAQ and the NYSE must seek shareholder approval for any issuance of shares or of securities convertible into shares in excess of 20 percent of the company's outstanding shares at the time of issuance. If stock exchange listing requirements include adequate safeguards with respect to share issuances, ISS will approve the request unless there are specific concerns with the company.

Specific Issuances
Specific issuance requests should be judged on their individual merits. For example, a company may request the issuance of shares for an acquisition in the form of a rights issue to raise funds for a cash payment, or else a company could request an issuance without preemptive rights for use in a share-based acquisition or issuance to a third party. Such a request could be of any size, and ISS recommends approval as long as the proposal is sound. A more routine request would be an authority to issue shares without preemptive rights for issuance as needed upon conversion of convertible securities or to service a share option plan. These shares can only be used for the purpose defined in the resolution.


                         Increases in Authorized Capital

                       ISS General Recommendation & Policy

Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

     o the specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

     o the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Discussion
Increases in authorized capital are requested both for general financing flexibility and to provide for a specific purpose. Companies need an adequate buffer of unissued capital in order to take advantage of opportunities during the year, thus they often request increases in authorized capital for no specific purpose other than to retain this flexibility. ISS believes that approving such requests is reasonable.

An increase of 100 percent over the existing authorization gives the company sufficient flexibility in any given year, but requiring that at least 30 percent of the new authorization be outstanding also limits the company's ability to abuse this privilege. If a company wishes to issue shares for any unforeseen reason during the year that would double (or possibly triple) outstanding share capital, an EGM to seek shareholder approval is justified.

Another important consideration is the status of preemptive rights. Not all countries recognize shareholders' preemptive rights, and excessive authorizations could lead to substantial dilution for existing shareholders. When preemptive rights are not guaranteed, companies do not need shareholder approval for share issuances as long as the issuance does not result in an increase above the authorized capital limit.

For specific requests, increases in capital up to any size may be justified if the purpose of the new authorization is in shareholders' interests. Such increases may be needed to fund a variety of corporate activities, thus each proposal must be reviewed on its individual merits. However, the same concerns with dilution exist if the outstanding capital is still less than 30 percent of the new authorization after all issuances take place.

ISS recommends that shareholders vote against proposals seeking to increase authorized capital to an unlimited number of shares. ISS does not believe that companies need unlimited financial flexibility to transact ordinary business because such an arrangement precludes management from periodically consulting shareholders for new capital. Unlimited authorizations may also be used as antitakeover devices, and they have the potential for substantial voting and earnings dilution. As such, they are not in shareholders' best interests.

                                 Preferred Stock


                       ISS General Recommendation & Policy

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote  proposals  to  increase  blank  check   preferred   authorizations   on  a
CASE-BY-CASE basis.

Discussion
Preferred stock is an equity security, but also has certain features that liken it to debt instruments, such as fixed dividend payments, seniority of claims relative to regular common stock, and (in most cases) no voting rights except on matters that affect the seniority of preferred stock as a class. Preferred stock usually ranks senior to a company's ordinary shares with respect to dividends and the distribution of assets or winding up of the company. Preferred stock can be an effective means of raising capital without increasing debt levels, especially if a company has recently concluded a series of acquisitions.

In determining the acceptability of proposals relating to preferred stock, ISS examines the rights and terms of the proposed shares, including their designation, conditions, restrictions, and limitations. ISS prefers that the terms of preferred stock be set out at the time of the issuance or authorization request. Also important is the company's justification for issuing or authorizing preferred stock. Whether or not the preferred shares carry voting rights is also considered, especially if the preferred stock will feature superior voting rights to the common shares. While ISS believes that preferred shares are a valid form of financing, we also believe that the creation or issuance of preference shares should be limited to 50 percent of a company's share capital. ISS will also oppose cases where there has been evidence of management abuse of a past issuance authority.

Voting Preferred Stock
In some markets, preferred stock carries voting rights. Such preference shares may carry voting rights equal to the voting rights of the common shares or may carry multiple voting rights. In such cases, ISS's guidelines on capital structure are applied. ISS supports a one share, one vote policy and opposes measures that seek to establish dual-class capital structures. However, if a company already has a preference share authorization with different voting rights than the common shares, ISS will approve additional issuances of the preference shares, as long as issuances of these preferred shares are limited and do not adversely affect the rights of common shareholders.

Convertible Preferred Stock
Companies may also seek approval for the creation or issuance of preferred stock that is convertible into common stock. If the shares are convertible into common shares, ISS evaluates the conversion ratio and calculates the maximum number of shares that could be issued upon conversion to determine the potential amount of dilution that could result for common shareholders as a result of the proposal. ISS's equity issuance guidelines are then applied to determine whether the level of dilution is in shareholder's best interests.

Blank Check Preferred Stock
Companies may also seek shareholder approval for blank check preferred stock, which refers to blanket authorities to issue preferred stock under which the directors are allowed to set the size, terms, and recipient of such shares at the time of issuance. Blank check preferred stock can be used for legitimate corporate purposes such as raising capital or making acquisitions. By not establishing the terms of preferred stock at the time the class of stock is created, companies maintain the flexibility to tailor their preferred stock offerings to prevailing market conditions. However, blank check preferred stock can also be used as an entrenchment device. The ability to issue a block of preferred stock with multiple voting or conversion rights to a friendly investor is a powerful takeover defense.

ISS supports blank check preferred stock proposals as long as the proposal states that the shares will not be issued as a takeover defense. ISS also considers, on a case-by-case basis, proposals to increase authorizations of blank check preferred stock when shareholders have already approved the class of stock and the company has a history of issuing such stock for legitimate financing purposes. Theoretically, companies with authorized blank check preferred stock can use these shares for antitakeover purposes as long as there are a few shares remaining, as they are free to set voting or conversion terms with each issue. Therefore, an increase in authorization may have little effect on the usage of this stock. In cases where a company has issued preferred stock from its authorization for legitimate financing purposes, there is no reason to object to an increase.

                              Reduction of Capital

                       ISS General Recommendation & Policy

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.


Discussion
Proposals to reduce capital can cover a variety of corporate actions, ranging from routine accounting measures to reductions pertaining to a significant corporate restructuring in the face of bankruptcy. In addition, proposals to reduce capital can vary significantly from market to market as a result of local laws and accounting standards. Some examples of capital reduction proposals found overseas include:

Reduction in Stated Capital
One example of this type of proposal asks shareholders to allow the board to reduce the company's deficit and create a contributed surplus by effecting a reduction in the state capital of the company's common shares. A company may take this action if its net assets are in danger of falling below the aggregate of its liabilities and its stated capital. Should that situation occur, under some corporate law statutes the company would be prohibited from paying dividends on its shares. ISS usually supports such proposals as they are considered to be routine accounting measures. This type of proposal is seen often in Canada.

Reduction in Connection with Cancellation of Repurchased Shares
A company may also seek a reduction in capital corresponding to the cancellation of shares repurchased in connection with an earlier buyback authorization. The amount of equity that may be cancelled is usually limited to ten percent by national law. This type of proposal is seen most often in Scandanavia, Japan, Spain, and some Latin America markets and is considered a routine accounting measure.

Reduction in Connection with Dividend Payments
If a board determines growth in income to be insufficient to enable the payment of a dividend, it may propose to lower the par value of the company's shares and pay the difference in par value back to the shareholders, effecting a corresponding reduction in capital. Such reduction is normally effected proportionately against all outstanding capital, and therefore does not involve any material change relative to shareholder value. Thus, ISS generally recommends that shareholders vote for these proposals, which are most often seen in Switzerland, Spain, and some Latin American markets.

Reduction in Connection with Repayment and Cancellation of Deferred Shares and Preference Shares
Companies may also seek approval for the reduction of share capital pursuant to a repayment and cancellation of deferred shares or preference shares. Deferred shares may be created as bonus shares by a company capitalizing credit from a share premium account pursuant to a reorganization plan, for example, to return excess capital back to shareholders. The company then repurchases the bonus shares in exchange for cash equal to their nominal value and cancels them through a capital reduction. Companies that have preference shares outstanding may also request to cancel and repay these shares which may no longer be required for the carrying out of their financial objectives and may accrue administration costs which have become disproportionate to the benefits of maintaining such shares. Preference shares also carry certain rights that restrict the flexibility of conducting certain corporate actions, in particular share repurchases, which is another reason why companies propose to cancel such shares. In either case, ISS supports such reductions as they simplify capital structure and save on administration costs and remove certain restrictions associated with preference shares. This type of proposal is commonly seen in the United Kingdom.

Reduction in Connection with Restructuring
As noted above, some proposals to reduce capital are made in connection with a significant corporate restructuring. ISS generally supports such proposals because opposition could lead to insolvency, which is not in shareholders' interests. Evaluation of this type of proposal should take a realistic approach to the company's situation and the future prospects for shareholders.


                               Capital Structures

                       ISS General Recommendation & Policy

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

Discussion
A key decision for any business is determining its capital structure. When timed correctly, sophisticated capital management-finding the right mix of equity, long-term debt, and short-term financing-can enhance shareholder returns. This process involves coordination of important issues, including dividend policy, tax and interest rates, types of assets, opportunities for growth, ability to finance new projects internally, and cost of obtaining additional capital.

These decisions are best left to a company's board and senior management, who should be given the latitude to determine the company's capital structure. However, shareholders should be aware that many financing decisions could have an adverse effect on shareholder returns. For example, additional equity financing may reduce an existing shareholder's ownership interest and can dilute the value of the investment. Some capital requests can be used as takeover defenses; in response to this situation, company laws establish limits on management's authority to issue new capital and often require shareholder approval for significant changes in management's existing authorizations.

ISS supports a one share, one vote policy and opposes mechanisms that skew voting rights. Shareholders' voting rights should accrue in accordance with their equity capital commitment to the company. Dual class capital structures entrench certain shareholders and management, insulating them from possible takeovers or other external influence or action. The interests of parties with voting control may not be the same as those of shareholders constituting a majority of the company's capital. Additionally, research and market experience have shown that companies with dual class capital structures or other antitakeover mechanisms consistently trade at a discount to similar companies without such structures.

When companies with dual class capital structures seek shareholder approval for the creation of new shares, ISS opposes the creation of additional supervoting shares because this perpetuates the dual class structure. If companies are seeking to increase ordinary or subordinate share capital, ISS reviews such requests on a case-by-case basis. If the shares are needed for a specific purpose, ISS recommends approval as long as the proposal meets the issuance guidelines for specific requests. Refusing such requests could cause an immediate loss of shareholder value by not allowing the company to carry out its ordinary business. However, ISS opposes general share creation requests on the grounds that they would perpetuate unequal voting structures. If shareholders routinely approve the creation of ordinary or subordinate voting shares, the company has no incentive to reform its capital structure. By not approving such requests, shareholders can send a signal of dissatisfaction to management.

                             Debt Issuance Requests


                       ISS General Recommendation & Policy

Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.


Discussion
Debt issuance is a popular financing strategy in world markets. Companies routinely issue bonds directly to shareholders in order to raise funds while enjoying low borrowing costs, although bonds are also often issued without preemptive rights. The issuance of unsecured debt can often include warrants, which are detached at the time of bond issuance. Warrants are usually attached to a debt issuance in order to enhance the marketability of the accompanying fixed income security. Debt instruments are often issued with the right to convert into equity securities. Convertible bonds give holders the choice of becoming shareholders, thereby increasing the shareholder base and liquidity of the company's stock, or selling their newly converted shares on the open market. In addition, many companies issue debt denominated in currencies other than that of their home market.

When evaluating a debt issuance request, ISS determines the type of debt instrument being issued, the characteristics of the instrument (including whether or not it is convertible into common stock), the intended recipient of the issuance, and the company's justification for the issuance.

In the case of convertible debt, ISS evaluates the conversion ratio and calculates the maximum number of shares that could be issued upon conversion to determine the potential amount of dilution that could result from the proposal. ISS's equity issuance guidelines are then applied to determine whether the level of dilution is in shareholders' best interests.

In the case of nonconvertible debt, ISS takes into account the size and purpose of the increase, and the board's use of past authorizations including examining whether there has been a history of abuse of the authorities. ISS looks at the company's current financial situation, specifically examining its current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. ISS also considers other factors such as the company's growth over the past five years relative to earnings or market capitalization, recent corporate events that might affect the company's bottom line (such as the acquisition of a major competitor or the release of a revolutionary product), and the normal debt levels in the company's industry and country of origin. Although all of these considerations are factored into ISS's analysis of debt issuance proposals, ISS generally believes that such financing concerns are best decided by management. ISS will, however, issue vote recommendations against such proposals in cases where there has been evidence of management abuse of an authority, where the proposal is not in line with market practices, or extreme cases where shareholders' rights could be negatively affected.

Companies may also seek shareholder approval to restructure existing debt arrangements. ISS generally supports restructuring proposals, particularly if the company is in danger of default. However, ISS will oppose restructuring proposals in which common shareholders are being treated unfairly.


                           Pledging of Assets for Debt

                       ISS General Recommendation & Policy

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Discussion
In certain countries, shareholder approval is required when a company needs to secure a debt issuance with its assets. In many cases, this is a routine request and is a formality under the relevant law. When reviewing such proposals, ISS takes into account the terms of the proposed debt issuance and the company's overall debt level. If both of these factors are acceptable, ISS recommends supporting these requests.

                          Increase in Borrowing Powers

                       ISS General Recommendation & Policy

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.


Discussion
In some countries, companies are required to seek shareholder approval for increases in their aggregate borrowing power authorities. The aggregate limit on the board's ability to borrow money is often fixed in a company's articles, and shareholder approval to change this limit is therefore legally required. ISS believes that a company's financing needs are best determined by the board, and modest increases in borrowing powers are necessary to allow the company to take advantage of new acquisition opportunities or to complete development and restructuring projects. ISS's analysis of borrowing power increase requests take into account management's stated need for the increase, the size of the increase, and the company's current gearing level. Large increases in borrowing powers can sometimes result in dangerously high debt-to-equity ratios that could harm shareholder value. If an increase is excessive without sufficient justification and if a company already has exceptionally high gearing compared to its industry, ISS recommends opposing the request.

                             Share Repurchase Plans

                       ISS General Recommendation & Policy

Vote FOR share repurchase plans, unless:

     o clear evidence of past abuse of the authority is available; or
     o the plan contains no safeguards against selective buybacks.


Discussion
Proposals regarding share repurchase plans are routine in most countries, and such plans are usually sufficiently regulated by local laws or listing requirements to protect shareholder interests.

ISS looks for the following conditions in share repurchase plans: limitations on a company's ability to use the plan to repurchase shares from third parties at a premium; limitations on the exercise of the authority to thwart takeover threats; and a requirement that repurchases be made at arm's length through independent third parties and that selective repurchases require shareholder approval.

Some shareholders object to companies repurchasing shares, preferring to see extra cash invested in new businesses or paid out as dividends. ISS believes that when timed correctly, stock repurchases are a legitimate use of corporate funds and can add to long-term shareholder returns.

                        Reissuance of Shares Repurchased

                       ISS General Recommendation & Policy

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Discussion
ISS generally believes that properly timed repurchases of company shares can enhance shareholder value and improve general shareholder returns. With good timing and proper safeguards, the same returns and improvements in shareholder value can be generated through the reissuance of the shares repurchased. In most countries, the text of this general mandate provides sufficient shareholder protection to make this item routine. When reviewing such proposals, ISS takes into account the country's legal framework for such reissuances and the company's history of reissuing shares under the authority.


        Capitalization of Reserves for Bonus Issues/Increase In Par Value

                       ISS General Recommendation & Policy

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

Discussion
Companies routinely carry out bonus issues of shares or increases in par value to existing shareholders, usually through the capitalization of reserves from either the share premium reserve or the retained earnings account. Capitalization of these reserves-transferring them into the share capital account-usually requires shareholder approval. These issuances essentially function as dividends.

When companies increase par value or capitalize reserves and distribute new fully paid shares to shareholders free of charge through a bonus issue, there is no cost to shareholders to maintain their stakes and no risk of dilution. This procedure transfers wealth to shareholders and does not significantly impact share value. The only impact on shareholders is that by increasing the number of shares on issue, the company could increase liquidity, enhance marketability, and ultimately expand its shareholder base.

                         Reorganizations/Restructurings

                       ISS General Recommendation & Policy

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Discussion
Requests to approve corporate reorganizations or restructurings range from the routine shuffling of subsidiaries within a group to major rescue programs for ailing companies. ISS usually approves such resolutions unless there are clear conflicts of interest among the various parties, shareholders' rights are being negatively affected, or certain groups or shareholders appear to be getting a better deal at the expense of general shareholders.

In the case of routine reorganizations of assets or subsidiaries within a group, ISS's primary focus with the proposed changes is to ensure that shareholder value is being preserved. This includes the effect of the reorganization on the control of group assets, the final ownership structure, the relative voting power of existing shareholders if the share capital is being adjusted, and the expected benefits arising from the changes.

In the case of a distress restructuring of a company or group, shareholders' options are far more limited; often, they have no choice but to approve the restructuring or lose everything. In such cases, ISS first determines the company's degree of distress by determining whether or not the company still has a positive net asset value-that is, if realizable assets are greater than liabilities. Although rare, liquidation should be considered an option in these situations.

In most cases, however, the company has a negative asset value, meaning that shareholders would have nothing left after a liquidation. ISS seeks to ensure that the degree of dilution proposed is consistent with the claims of outside parties and is commensurate with the relative commitments of other company stakeholders. Existing shareholders usually must accept the transfer of majority control over the company to outside secured creditors. Ultimately, ownership of a small percentage of something is worth more than majority ownership of nothing.

                            Mergers and Acquisitions

                       ISS General Recommendation & Policy

Vote FOR mergers and acquisitions, unless:

     o the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

     o the company's structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

ABSTAIN if there is insufficient information available to make an informed voting decision.

Discussion
When evaluating the merits of a proposed acquisition, merger, or takeover offer, ISS focuses on the impact of the proposal on shareholder value, both in the immediate and long term. The primary concern is to determine whether or not the proposal is beneficial to shareholders' existing and future earnings stream and to ensure that the impact on voting rights is not disproportionate to that benefit. Although ISS examines these proposals primarily from a corporate governance perspective, a variety of other factors are considered, including the financial terms of the transaction and the strategic rationale for the proposal.

In the case of an acquisition, ISS examines the level of voting or earnings dilution and the logic of the proposed purchase if large share issuances are required. The method of financing is also important, as various methods can result in different valuations than originally perceived. ISS also checks for an independent valuation of the terms, particularly if the target of the acquisition is not a publicly traded entity or asset and precise market valuations are not readily available. ISS also considers the control premium in the transaction. Control premiums on acquisitions vary widely depending on the industry, the time period, and the country. For publicly traded entities or assets, ISS looks at the price of the acquisition relative to the average market price prior to any announcement, as well as the historical price trends for 60 days prior. For nonpublicly traded entities or assets, an independent financial evaluation becomes even more important.

In the case of mergers, ISS examines whether or not the merger makes commercial or strategic sense for the company. ISS also considers the method of effecting the merger and the ultimate impact on shareholders of the proposed financial and corporate governance structure. While historical relative valuations based on market prices are useful in the financial evaluation process, the often complicated financial details of such proposals make an independent fairness opinion of extreme importance. The proposed board structure, share capital structure, relative share ownership, and any takeover defenses of the new company are all important factors for consideration in this evaluation process.

Obviously, levels of disclosure regarding merger and acquisition proposals will vary greatly from market to market. In more developed markets, shareholders are often provided with detailed financial and governance information as well as an independent fairness opinion and in some cases, a formal valuation report. When evaluating proposals in these markets, ISS relies primarily on the documents and information provided by the company and its advisors. However, in many emerging markets, detailed information regarding mergers and acquisistions can be scarce. In these markets, ISS must rely more heavily on secondary sources, including local shareholder associations, market reaction to the proposed transaction, and news reports.

If the details of a given proposal are unclear or not available and a fairness opinion (in markets where they are regularly provided) is also not available, ISS recommends either abstaining on or voting against the proposal. Abstention would most likely be the result of a lack of information about the proposal. If a company is uncooperative in providing information about the proposal or is evasive when responding to questions, ISS recommends voting against it.


                         Mandatory Takeover Bid Waivers


                       ISS General Recommendation & Policy

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Discussion
Many countries impose a bid threshold that forces any shareholder whose stake exceeds the limit to tender a public bid to all the other owners to purchase the remaining shares. The thresholds are imposed either by national law, stock exchange rules, or a company's articles of association. This mandatory takeover bid rule prohibits a shareholder from owning a large stake in the company and having a dominating voice in the decision making without being required to purchase the remainder of the shares. Without such a requirement, the other shareholders, although potentially holding a substantial percentage of the company's shares, would be left with relatively little say in decisions. Mandatory bid requirements also seek to prevent 'creeping acquisitions' and to ensure that shareholders, other than the controlling shareholder, receive a control premium when control of the company shifts to the large shareholder.

ISS opposes proposals to exempt a large shareholder from the obligation to bid. The requirement that a takeover bid should be launched when a substantial amount of shares have been acquired prevents the entrenchment of the controlling shareholder and protects minority owners.

ISS does make an exception to the mandatory takeover bid rule when the event prompting the takeover bid is a repurchase by the company of its own shares. When a company repurchases its own shares, the relative stake of a large shareholder increases even though the number of shares held by the large shareholder has not changed. In certain markets, notably the United Kingdom and Ireland, the mandatory bid rules require a large shareholder to make a takeover bid if its stake in the company is increased on a relative basis as a result of a share repurchase by the company. Companies in these markets may seek a waiver from the takeover bid requirement applicable to their large shareholder. Under certain circumstances, ISS will support such a waiver, namely, if the share repurchase would not push the large shareholder's stake in the company above 50 percent.

                            Reincorporation Proposals

                       ISS General Recommendation & Policy

Vote reincorporation proposals on a CASE-BY-CASE basis.

Discussion
Reincorporation proposals are most commonly seen in Canada, where companies may register under one of the provincial business statutes. However, companies in other countries may also seek shareholder approval to reincorporate in a U.S. state or another country. Many companies, including U.S. companies, choose to reincorporate in places such as Bermuda, the Cayman Islands, or the British Virgin Islands for tax purposes.

When examining a reincorporation proposal, ISS first examines the reasons for the move. Sometimes a reincorporation proposal is part of a restructuring effort or merger agreement that contributes significantly to a company's growth, financial health, and competitive position more than the anticipated negative consequences of incorporating in another province or country. Some reincorporations allow firms to realize lower taxes or incorporation fees. In addition, there may be advantages to incorporating in the province in which the company conducts the bulk of its business.

Companies often adopt a new charter or bylaws with increased protection for management upon reincorporation. For instance, many reincorporation proposals are bundled with the ratification of a new charter that increases the company's capital stock or imposes a classified board. When such changes to the charter include the addition of negative corporate governance provisions, the impact of these new provisions on shareholders must be balanced against the anticipated benefits of the reincorporation.

ISS believes that reincorporations to countries, states, or provinces with less stringent disclosure requirements or corporate governance provisions are often management attempts to lessen accountability to shareholders. In such cases, ISS recommends voting against the proposal. The expenses involved in a change of domicile relating to legal and administrative fees, plus the greater entrenchment such a reincorporation could provide management, would likely harm shareholders' interests. In cases where companies propose to move to a more protective province or country and supply reasonable financial reasons for doing so, the benefits of the reincorporation must be weighed against the costs of possible management entrenchment.

                        Expansion of Business Activities

                       ISS General Recommendation & Policy

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Discussion
Companies are usually required by law to include in their articles of association or memorandum of association specific business purposes in the form of an objects clause. Because most countries require shareholder approval before articles can be amended, any change to the company's objects clause requires shareholder approval. Countries often seek shareholder approval to amend the objects clause to expand business lines.

Expanding business lines is a decision usually best left to management, but there are some instances where ISS withholds support for such changes. If a company has performed poorly for several years and seeks business expansion into a risky enterprise, ISS would require further clarification from management regarding the purpose of the expansion. If the company does not provide a satisfactory business plan, ISS recommends that shareholders vote against the proposal.


                        Expansion of Business Activities

                       ISS General Recommendation & Policy

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Discussion
Companies are usually required by law to include in their articles of association or memorandum of association specific business purposes in the form of an objects clause. Because most countries require shareholder approval before articles can be amended, any change to the company's objects clause requires shareholder approval. Countries often seek shareholder approval to amend the objects clause to expand business lines.

Expanding business lines is a decision usually best left to management, but there are some instances where ISS withholds support for such changes. If a company has performed poorly for several years and seeks business expansion into a risky enterprise, ISS would require further clarification from management regarding the purpose of the expansion. If the company does not provide a satisfactory business plan, ISS recommends that shareholders vote against the proposal.

                           Related-Party Transactions

                       ISS General Recommendation & Policy

Vote related-party transactions on a CASE-BY-CASE basis.

Discussion
Shareholders are often asked to approve commercial transactions between related parties. A transaction between a parent company and its subsidiary, or a company's dealings with entities that employ the company's directors, are usually classified as related party transactions and are subject to company law or stock exchange listing requirements that mandate shareholder approval. Shareholder approval of these transactions is meant to protect shareholders against insider trading abuses.

In most cases, both the rationale and terms of such transactions are reasonable. ISS looks for evidence of an evaluation of the transaction by an independent body, but this is not always available. Unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms, ISS recommends that shareholders support the proposal.

                               Compensation Plans

                       ISS General Recommendation & Policy

Vote compensation plans on a CASE-BY-CASE basis.

Discussion
Disclosure on compensation in most countries is not as extensive as U.S. disclosure. However, compensation plans are becoming more common on meeting agendas of foreign companies, and the structures of these plans are of vital interest to shareholders. When given the opportunity to review these structures, ISS supports plans that motivate participants to focus on long-term shareholder value and returns, encourage employee stock ownership, and more closely align employee interests with those of shareholders.

For many years, ISS has employed a complex methodology for evaluating compensation proposals in the United States, but this has only been possible because of the extensive disclosure provided in U.S. proxy circulars. This degree of disclosure is a reflection of strict regulatory requirements, investor concern and activity, and corporate governance sophistication. Compensation is not a topical issue in most non-U.S. markets, therefore the degree of information available to evaluate such proposals is usually limited to basic details. For this reason, ISS uses a simpler methodology for evaluating most non-U.S. compensation proposals, but with the same goal of maximizing shareholder value.

Beyond the problems presented by limited disclosure, local conditions and traditions in particular countries also hinder the creation of a comprehensive compensation evaluation procedure. Standard market practice in one country may be illegal activity in another. Some countries establish numerical limits on the number of shares available under their plans, while others have percentage limits that apply over a specific length of time. Holding all global companies to the strict standards of the United States, for example, could result in recommendations against almost every compensation plan in many countries. Conversely, making too many allowances for local practices may only encourage poor governance standards over the long term.

ISS reviews three main types of compensation plans: stock option plans, incentive plans, and share purchase plans. Also included in this section are grants outside of plans. With the exception of the United Kingdom, where ISS uses a compensation valuation model to evaluate the cost of stock-based compensation plans, ISS analyzes plans in all other global markets by calculating the dilution under a company's share plans and by analyzing plan features.

Stock Option Plans
Stock option plans grant participants an option to buy company shares at a set price (the exercise price). Shares are usually granted at market prices and may be exercised when the company's share price reaches the exercise price. Participants may then purchase the promised shares at the strike price and may later sell the shares after their purchase (or after a defined holding period when the shares may not be sold).

When evaluating stock option plans, ISS's first hurdle is obtaining information regarding the key terms of the plan. Ideally, we would like to see the full text of the plan, or a summary of the plan's key terms, with information on the plan's dilution, exercise price/presence of discounts, administration and participation, types of awards used, vesting provisions, and performance criteria. However, in many markets, especially where companies are only beginning to introduce stock-based compensation, information on key plan terms can be quite limited. ISS generally supports efforts to more closely align executive pay with shareholder interests, and generally encourages companies to improve their compensation disclosure practices. However, until disclosure standards improve in these markets, ISS believes that it would be counterproductive to oppose all plans in a given country on this basis. Still, some basic parameters are necessary in order for ISS to consider supporting a compensation plan. At a minimum, ISS requires information on the maximum potential dilution of a plan and information concerning the exercise price. If a plan meets our guidelines on these two points, ISS will support the plan. For markets where certain plan information is regularly disclosed, and a company has failed to provide this information to shareholders, ISS will vote against the plan on the basis of substandard disclosure.

Among the criteria that ISS examines in evaluating stock option plans are the following, generally organized from criteria of greater importance to criteria of lesser importance:

Shares Reserved for Issuance of Options Under the Plan
The maximum number of shares ISS approves under a plan depends on the classification of a company's stage of development as growth or mature. Growth companies are usually smaller, in new industries requiring significant research and development, and have restricted cash flows. A company in an established industry but expanding rapidly, or a mature company that is experiencing an extended period of rapid expansion, may also be classified as growth. Mature companies are characterized by stable sales and revenue growth, production efficiencies resulting from volume gains, and strong cash flow resulting from developed products in the payoff stage.

For mature companies, shares available under stock option plans should be no more than five percent of the issued capital at the time of approval under all plans. For growth companies, shares available should be no more than ten percent of the issued capital at the time of approval under all plans. However, ISS will support plans at mature companies with dilution levels of up to ten percent if the plan includes other positive features, such as challenging performance criteria or premium-priced options. These features partially offset dilution concerns, as their inclusion reduces the likelihood that options will become exercisable unless there is a clear improvement in shareholder value.

For all companies, an absolute number of shares fixed at the time of approval is ideal, but many countries do not include such a limit. In these cases, revolving limits (a certain percentage of issued shares at any one time) of five percent or ten percent are common. The practice of setting a percentage of shares issuable over a certain number of years before or after the plan is adopted appears to be a compromise between these first two methods. ISS prefers plans where the limits are sufficiently spread out, e.g., five percent in five years, ten percent in ten years. Revolving limits of ten percent in ten years should also include 'flow-rate' restrictions that further limit the plan's dilution, such as a cap of 'three percent in three years,' '2.5 percent in five years,' or 'one percent in one year.'

Exercise Price
ISS prefers that options be priced at not less than 100 percent of the shares' fair market value on the date of grant. Usually this is taken as the closing price of the company's shares on the day prior to the date of grant. Some countries determine fair market value as an average of the trading price for the five days prior to the date of grant. This is a common and acceptable practice. Some emerging market countries use a 30-day average or longer to determine fair market value; these resolutions must be reviewed on a case-by-case basis, although provisions of longer than 30 days increase the possibility of discounted options.

Discounted Options, Restricted Stock, and Stock Grants
Many countries allow for options to be granted at a discount to market prices. ISS evaluates restricted stock, which is essentially a deeply discounted option often with mandatory vesting provisions, in the same manner as a discounted option. Restricted stock, which is generally offered at a 100-percent discount and vests in three to five years, is most often seen in the United States, but it is becoming increasingly popular in other jurisdictions. Stock grants are another type of discounted award in which company shares may be granted outright to recipients with no payment required for the receipt of shares. In the absence of performance criteria (see below), ISS opposes grants of discounted options, including restricted stock. Absent performance criteria or vesting provisions, holders of discounted options or restricted stock have an incentive to cash in their grants for an immediate return rather than hold on to their options for future gains, thereby reducing or eliminating the incentive value of such awards. ISS generally opposes stock grants as their incentive value is dubious.

In very rare cases, ISS may consider supporting a plan that includes discounted options, including restricted stock, if the company has attached challenging performance criteria to the options, including price hurdles. Performance-based vesting provisions require tangible improvements in the company's financial performance or share price before the discounted options or restricted shares can be exercised. Performance criteria are evaluated by reference to both the company's country of incorporation and industry. Recipients of discounted options and restricted shares are required to tender less consideration, if any, to exercise their awards than recipients of market-priced options are required to tender; as a result, the former type of awards are more costly to shareholders from an economic perspective. However, the higher performance threshold imposed by suitably challenging performance criteria may mitigate the higher economic costs.

In general, ISS does not believe that vesting provisions, however stringent, sufficiently mitigate the excessive cost of discounted awards, but with respect to the use of restricted stock in U.S.-style stock option plans seen in global markets, ISS recognizes that restricted stock is a common feature of these plans, that often these awards represent only a small portion (usually significantly below one percent) of a company's outstanding share capital, and that performance criteria are not common in U.S.-style plans. As a result, ISS believes that it would be counterproductive to oppose all such plans solely on the inclusion of restricted stock. However, ISS would only approve of plans that set out strict limits on such grants, include stringent vesting provisions, and that meet our guidelines in all other aspects.

Plan Administration
ISS opposes allowing the administering committee to grant options to itself due to the potential for abuse and conflicts of interest. Administration of plans should be in the hands of directors who are unable to participate in the plan. Plans administered by the full board should not allow voting by executive directors; plans administered by remuneration committees should be composed entirely of independent directors. Plans that allow nonexecutive directors to participate should not give them any discretion on individual grants; instead, an automatic system of grants should be introduced with fixed annual grants at market prices on a fixed date. Alternatively, ISS approves of separate nonexecutive director option plans with independent administration if the number of shares reserved for such plans is limited. Shares reserved for director plans, when combined with shares reserved for all of the company's stock option plans should not exceed ISS's aggregate dilution limits. In addition, shares reserved over the life of such a plan should not exceed one percent of a company's outstanding share capital for mature companies and 1.6 percent for growth-oriented companies for a five-year plan. Shares reserved for nonexecutive director option grants in any one year should not exceed 0.2 percent for mature companies and 0.3 percent for growth companies.

Eligibility and Participation
ISS prefers separate plans for employees, directors, and nonexecutive directors, but most plans include all or some combination of these categories of participants. Other global plans distinguish between full-time and part-time employees or establish a set length of service to the company (usually one year) before options may be granted. Most plans allow the administrating committee to select plan participants.

Performance Criteria and Vesting Provisions
Performance criteria and vesting provisions are important considerations when evaluating a compensation plan, and the existence of long vesting provisions and realistic performance criteria may compensate for minor shortcomings in a plan. If a plan falls just beyond one of the above guidelines but has both performance criteria and vesting provisions, support may be justified. The ultimate goal of share option plans is to tie executive and employee remuneration to company performance and to give key employees and executives incentive to stay with the firm. We favor the inclusion of performance targets and graduated vesting schedules because awards that are contingent upon sustained and measurable improvements are more likely to fulfill their purpose of truly providing incentive. However, if a plan meets all other aspects of ISS's guidelines, these two criteria are not mandatory, unless the inclusion of such provisions are standard in the company's country of incorporation and a company has failed to include them.

Other Features Specific to Option Plans
Issue Terms
Some countries require optionees to pay a nominal fee (often equivalent to $0.01) for every option received. This is common and acceptable, although many companies that once enforced this provision are now deleting it from the rules of their plans.

Option Repricing
Some plans include specific provisions allowing for the repricing of options at the board's discretion. ISS opposes plans that include option repricing when the exercise price is reduced in response to a dropping share price. Repricing outstanding options reduces the incentive that options provide to raise the share price for shareholders.

Financial Assistance
Some plans offer participants loans to pay the full exercise price on their options. If loans are part of a company's option plan, ISS prefers that loans be made to employees as part of a broad-based, company-wide plan to encourage ownership rather than being given only to executive directors. ISS also prefers loans with interest set at market rates that must be paid back in full over a reasonable length of time. The absence of these features does not necessary warrant a recommendation against an option plan, but they are taken into consideration in ISS's analysis of the plan.

Plans for International Employees
Many overseas companies introduce separate plans or delegate a special section of their option plan to deal with tax considerations raised by having a large number of employees working in other countries. Many of these plans contain provisions that deal directly with particular U.S. tax code provisions on stock options. ISS applies the same criteria to these plans as to country-specific plans.

Stock Appreciation Rights
Stock appreciation rights (SARs) allow participants to receive the difference between the exercise price and the market price at the date of exercise. Many companies use SARs in lieu of regular options. While SARs do not result in the dilution associated with large option exercises, there is little difference between a SAR and a regular option from a shareholder perspective because the financial cost to the company is the same. However, SARs do not encourage stock ownership by participants because they involve no purchase or sale of company stock. ISS reviews SARs in the context of the option plan under which they are issued.

Phantom Stock Option Plans
Phantom stock options offer participants cash bonuses based on the increase in share price during a set period of time. Phantom plans are distinct from SARs in that they often form their own separate plan. Some companies will create a phantom stock option plan to award employees who reside in countries that do not allow stock-based compensation. Participants are designated a set number of hypothetical (phantom) shares, on which the award is based. While ISS prefers compensation plans that encourage employee ownership, SARs and phantom options are an effective way to provide incentive.

Superoptions
Superoptions exceed the limits in a particular country for the value of options granted to any one individual, although they are usually tied to significantly more restrictive vesting provisions and performance criteria. U.K. superoptions, for example, exceed the Association of British Insurers' recommended limit that options represent no more than four times a participant's salary, yet the stricter performance criteria and longer vesting periods usually mitigate excessive grants. Additionally, dilution resulting from superoptions has historically been fairly moderate. Superoptions appear most often in advanced markets with developed stock option plans.

Dividends Under Option and Dividend Equivalent Payment Provisions
Most holders of stock options do not receive dividend payments. However, some option plans allow participants to receive dividends or dividend equivalent payments prior to the exercise of options. ISS believes that any economic benefit derived from option plans should occur at the time of exercise.

Using Repurchased Shares in Share Compensation Plans
In many countries, companies use shares purchased on the market for use in their compensation plans. In some cases, using repurchased shares is more efficient than issuing new shares to participants on exercise. ISS also recognizes the benefits to existing shareholders when repurchased shares are used to fund option grants, as dilution to their interests is minimized. However, although there is no cost to shareholders in terms of dilution of their voting interests, buybacks still represent a very real cost to the company and shareholders. As a result, if a company wants to use repurchased shares in its compensation plans, ISS expects some kind of limitation on the number that can be used.

If a plan includes a specified limit on the total number of shares that could be used and repurchased shares would count toward that limit, ISS recommends that shareholders support the plan as long as it meets all other guidelines. However, if repurchased shares would not count toward the plan's limit on newly issued shares but would operate as an additional pool of shares, then ISS looks for an additional limitation, either an aggregate numerical limit, a percentage limit, or limitations on individual awards.

Incentive Plans
Share incentive plans tie key employees' compensation more directly to company performance. Though most popular in the United Kingdom, incentive plans are becoming increasingly popular across the globe. Incentive plans provide participants with free grants of company shares (or, less frequently, cash grants) in proportion with prearranged performance criteria-often earnings per share measured against inflation or total shareholder return. These indicators are frequently compared with those of other firms in the company's industry or stock market index, creating a benchmark and a further determinant of the number of shares granted to a particular participant. Proponents of incentive plans note that they offer shareholders the potential for less dilution and that they more directly encourage participants to focus on long-term company performance through strict performance criteria tied to more than just share price movements.

Most incentive plans are organized with strict vesting provisions, where participants may not receive the share awards until after a period of three years or more. Many plans also grant a percentage of the total amount reserved for each participant on a sliding scale measured against performance criteria. Performance criteria targets that have been satisfied only to a certain point may represent disbursement of 25 percent of the shares or cash to a participant, while 100-percent satisfaction may represent the full allotment of the grant. From a shareholder perspective, this graduated system of performance criteria is a major advance.

Evaluation of incentive plans is similar to that of option plans in that acceptable dilution and impartial administration and eligibility remain key factors for a positive recommendation. Insufficient performance criteria or abbreviated vesting provisions are deciding factors as well.

Employee Stock Purchase Plans and Savings-Related Share Option Schemes
Employee stock purchase plans and savings-related share option schemes (together, ESPPs) provide employees an opportunity to purchase stock in their company, often at a discount to market prices. Plans may operate via monthly deductions from employees' paychecks, gathered and held for safekeeping by a trust or bank, and used to purchase company stock on behalf of the employee. ESPPs can lead to greater commitment from employees, provide performance incentives, and provide all employees the opportunity to share in the company's growth.

ESPPs differ from stock option plans in that in an ESPP, all eligible participants have the option to participate in the plan and may choose how much they wish to contribute to the plan, whereas in a stock option plan, the administering committee chooses who actually participates in the plan, that is, receives options under the plan. ISS recommends approval for many of these plans because they encourage wide share ownership in the company among employees. When analyzing ESPPs for global companies, ISS considers the following factors:

Eligibility
This is an important factor when considering ESPPs proposed by global companies. For a plan to qualify as an ESPP, all full-time employees who have been with the company for a reasonable amount of time (some plans also allow for participation by part-time employees) must be eligible to participate in the plan, and more important, eligible participants must have the ability to determine whether they will participate and to what extent they will participate, subject to certain limits, as discussed below.

Dilution
Many markets, such as the United States, Canada, Ireland, and certain tax haven markets, differentiate between shares reserved for ESPPs and shares reserved for stock option plans. In these markets it is our practice to have separate dilution limits (a) for shares reserved for ESPPs, and (b) shares reserved for stock option plans. Other markets, notably the United Kingdom, do not reserve separate pools of shares for ESPPs and option plans, therefore we cannot make such distinctions.

For those markets that reserve a separate pool of shares for ESPPs, ISS policy is to exclude such shares from our dilution calculations for stock option plans. However, ISS policy provides that no more than five percent of a company's shares may be reserved for ESPPs at any given time, with such five percent being over and above the company's limit (either five or ten percent) reserved for option plans. Accordingly, a company could have up to ten percent of its shares reserved for option plans and five percent of its shares reserved for ESPPs at any given time. Alternatively, ISS would consider a higher dilution limit for ESPPs if the company in question sufficiently limited dilution under its option plans.

For those markets that reserve a common pool of shares for ESPPs and stock option plans, ISS policy is to evaluate the dilution under the common pool of shares in accordance with the dilution limitations applicable to stock option plans.

Offering Period and Offering Price
The offering period, also known as the purchase period, is the time period over which a participant's contributions are accumulated for the purchase of shares under the plan. The offering price is the company's share price taken on a specific date, less the applicable discount, at which a participant's accumulated payroll deductions are used to purchase shares. Both the offering period and the offering price are country- and plan-specific. For example, ESPPs that are intended to comply with Section 423 of the U.S. Internal Revenue Code (Section 423 Plans) and therefore qualify for favorable tax treatment may not have an offering period in excess of 27 months. Section 423 Plans, however, almost always provide for an 'either/or' offering price, which provides participants the right to purchase shares at the lesser of the fair market value of that company's shares, less the applicable discount, as of either the first or last day of the offering period. In contrast, plans in the United Kingdom and Ireland generally have a three-, five-, or even seven-year offering period, and the offering price is the fair market value on the date an employee commences participation in the plan.

ISS's assessment of a plan takes into account the length of the offering period and the date on which the offering price is determined. If the plan has an 'either/or' feature, a shorter offering period is in the interests of shareholders because such provisions reduce the market risk associated with the plan. The maximum offering period for plans with such a feature is 27 months. In contrast, if the offering price is based on the price of the company's shares on the date plan participation commences, then a longer offering period is generally in the interests of shareholders, as it should more effectively focus the efforts of plan participants on increasing shareholder value. In these cases, the minimum offering period is three years.

Discounts
These are generally country-specific, e.g. the maximum discount under a Section 423 Plan is 15 percent. In the United Kingdom the maximum discount is 20 percent, and in Ireland it is 25 percent. The amount of the discount is often obscured because some plans do not provide for a discount per se, but rather provide that participants will receive matching shares. This practice is common in Canada. For instance, a plan may stipulate that for every two shares a participant purchases under a plan, the company will provide one 'matching share' to the participant; in effect the participant receives three shares for the price of two, which is mathematically equivalent to a 33-percent discount. If a plan employs matching shares, the analyst must simply calculate the imputed discount using the maximum match.

In reviewing discounts, ISS takes into consideration the offering period and offering price. Because plans with 'either/or' provisions reduce the market risk associated with plan purchases, we believe the maximum discount available under such plans should be 15 percent. However, ISS guidelines allow for greater discounts, up to 25 percent, for plans in which the offering price is based on the company's share price on the date participation commences.

Limits on the Number or Value of Shares Purchaseable (Participation Limits) ESPPs must specify a limit on the number or value of shares each participant is eligible to purchase, for Section 423 Plans it is US$25,000 per year, in the United Kingdom and Ireland it is GBP 3,000 and IRP 3,000, respectively. Because the shares are discounted, there must be some limit on the ability of eligible employees to participate to prevent excessive dilution. This also limits the ability of executives to buy, via the plan, large amounts of discounted shares. Ideally, there should be a plan feature prohibiting employees who are large shareholders (five percent in Section 423 Plans) from participating.

Loan Terms
Some plans offer participants loans to pay for the shares. If loans are part of a share purchase plan, ISS prefers that loans be made to employees as part of a broad-based, company-wide plan to encourage ownership rather than being given only to executive directors. ISS also prefers loans with interest set at market rates that must be paid back in full over a reasonable length of time. The absence of these features does not necessarily warrant a recommendation against a share purchase plan, but they are taken into consideration in ISS's analysis of the plan.

Grants Outside of Plans
Resolutions asking shareholders to approve specific grants of shares or cash outside of established plans are problematic. Some companies prefer not to adopt formal share plans, instead asking shareholders to approve yearly grants to specific employees. ISS prefers that companies make such grants in the context of an established plan.

ISS's primary concern with grants outside of plans is the level of dilution they afford. The number of shares issued as part of the grants, when combined with the number of shares reserved for the company's other share plans, must fall within acceptable dilution limits. Vesting provisions and performance criteria are also important and are evaluated on the same basis as if the grants were part of a formal plan.

                             Antitakeover Mechanisms

                       ISS General Recommendation & Policy

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Discussion
Common antitakeover mechanisms include staggered boards, supervoting shares, poison pills, unlimited authorized capital authorizations (including blank check preferred stock), and golden shares. Some of these restrictions are aimed solely at limiting share ownership by foreign or unwanted minority shareholders, and others are designed to preclude an unwanted takeover of the target company by any party. ISS opposes all forms of such mechanisms, as they limit shareholder value by eliminating the takeover or control premium for the company. As owners of the company, shareholders should be given the opportunity to decide on the merits of takeover offers.

Renew Partial Takeover Provision (Australia)
Australian law allows companies to introduce into their articles a provision to protect shareholders from partial takeover offers, to be renewed by shareholders every three years. If a partial takeover of the company is announced, directors are required to convene a shareholder meeting at least 15 days before the closing of the offer to seek approval of the offer. If shareholders reject the resolution, the offer is considered withdrawn under company law and the company can refuse to register the shares tendered to the offer. ISS approves of consulting shareholders on takeover offers, and this article provides protection for minority shareholders by giving them ultimate decision-making authority based on their own interests, not the interests of directors or outside parties. ISS supports the adoption of this proposal in almost all cases.

Golden Shares
Recently privatized companies around the world often include in their share structure a golden share held by their respective governments. These shares often carry special voting rights or the power of automatic veto over specific proposals. Golden shares are most common among former state-owned companies or politically sensitive industries such as utilities, railways, and airlines. While the introduction of golden shares is not a desirable governance practice, ISS recognizes the political importance certain companies hold for governments and treats the introduction or amendment of government shares on a case-by-case basis.

Poison Pills (Canada)
Otherwise known as shareholder rights plans, poison pills are seen primarily in the Canadian market. Unlike in the United States, Canadian securities legislation requires shareholder approval of all poison pills. Companies generally state that they seek to adopt or renew pills in order to protect shareholders against unfair, abusive, or coercive takeover strategies and to give the target company's board time to pursue alternatives to a hostile takeover bid. Theoretically, the board will refuse to redeem the pill in the face of an unfair offer in order to force a bidder to negotiate for a better offer, at which point it will redeem the pill. Some pills have operated this way and have resulted in better terms for target companies.

Nonetheless, ISS guidelines generally do not support the adoption of poison pills on the grounds that they serve to entrench management. Improperly structured rights plans have been used by boards to ward off offers beneficial to shareholders. Current owners should decide who will own the company, with advice and negotiation from the board and management. When considering the merits of a poison pill, ISS also examines what other antitakeover devices the company has and the company's treatment of shareholders in past situations.

Canadian poison pills often have a sunset provision, requiring shareholder confirmation of the plan. Most pills have either a five-year sunset provision or a ten-year sunset provision with a requirement that shareholders confirm the continuation of the plan in five years. ISS guidelines support a three-year sunset provision, which affords shareholders the ability to reconsider the plan in light of changing market conditions and to review management's use of the plan. Canadian pills also typically include a permitted bid clause, under which the takeover bid must be made on equal terms to all holders of the company's voting shares; the company must extend the expiration of the bid, usually by 60 or 90 days following the date of the bid. Management sets the terms of the permitted bid clause, and therefore it influences the level of protection that will be provided to shareholders.

ISS determines whether the permitted bid feature offers shareholders adequate powers relative to the board in the event of a bid not being approved by the board. Allowing shareholders the right to override the board as a means of balancing power is crucial, but the specifics of the permitted bid clause are usually insufficient. Under the clause, the pill may be triggered by a shareholder not intent on a complete acquisition, but who merely wishes to purchase a significant stake in the company. This gives the board power to deny shareholders the benefit of a large, semi-controlling shareholder and precludes partial bids that may be in shareholders' interests.

Despite the inclusion of sunset provisions and permitted bid clauses, the balance of power in Canadian pills generally favors the board over shareholders. Under the terms of most pills, the board has either the right or discretion to do the following:

     o redeem or trigger the pill;
     o amend the pill if shareholder approval is obtained prior to the eparation date;
     o amend the exercise price of the rights;
     o alter the separation date;
     o decide which parties are acting in concert to determine the level of beneficial ownership that could be used to trigger the pill; and
     o waive the pill's triggering with respect to one bidder and not others, allowing the board to favor one bid over another.

This does not mean that all pills are detrimental. Companies may continue to amend their pills (the permitted bid clause in particular) and may develop a pill that offers shareholders adequate power.

Depositary Receipts and Priority Shares (The Netherlands)
Depositary receipts are an especially common antitakeover defense among large Dutch companies. Ordinary voting shares are first issued to a company-friendly trust or foundation. The trust or foundation in turn issues depositary receipts, similar to banks in the United States issuing ADRs except that the foundation retains the voting rights of the issued security. The depositary receipts carry only the financial rights attached to the shares (i.e., dividends). In this manner, the company gains access to capital while retaining control over voting rights.

Priority shares, established in a company's articles, may be awarded with certain powers of control over the rest of the company. In practice, priority shares are held by members of the supervisory board, company-friendly trusts or foundations, or other friendly parties. Depending on the articles, priority shareholders may determine the size of the management or supervisory boards or may propose amendments to articles and the dissolution of the company. ISS recommends voting against the introduction of depositary receipts and priority shares.

Supermajority Vote Requirements
Supermajority vote requirements violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may permit management to entrench themselves by blocking provisions that are in the best interest of shareholders. However, in many world markets, supermajority vote requirements for special resolutions or EGMs are the norm, either two-thirds or three-fourths of shares voting at the meeting (either in person or by proxy). When reviewing proposals to introduce supermajority vote requirements, ISS takes into account market norms, the company's reasons for the change, and the company's ownership structure.

                              Shareholder Proposals

                       ISS General Recommendation & Policy

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote  AGAINST  proposals  that  limit  the  company's  business   activities  or
capabilities or result in significant costs being incurred with little or no benefit.

Discussion
ISS reviews all shareholder proposals to ascertain whether the proposal is beneficial or detrimental to shareholder value. Most resolutions fall into three basic categories: corporate governance, social, and environmental. While shareholder proposals in most countries are not as prevalent as they are in the United States, they are becoming more common, and standards for reviewing the various types of proposals are necessary.

Corporate Governance Proposals
Corporate governance-related proposals must be evaluated carefully because any changes can dramatically affect shareholder value. Support for such proposals must be measured against the likely impact that approval would have on the company's operations. If a measure would improve disclosure of company activities in nonstrategic areas and at minimal costs, ISS supports the proposal. If a proposal seeks to improve the company's corporate governance structure, such as adopting board committees, eliminating staggered board structures, or cancelling antitakeover instruments, approval is also warranted. However, if acceptance of a proposal is likely to lead to a disruption in board or management operations and to cause the company to incur significant costs without clear benefit, ISS recommends opposing the proposal.

Social and Environmental Proposals
In evaluating social and environmental proposals, ISS first determines whether or not the issue in question should be addressed on a company-specific basis. Many social and environmental issues are beyond the scope of any one company and are more properly the province of government and broader regulatory action. If this is the case, ISS recommends voting against the proposal.

Most proposals of this type require shareholders to apply subjective criteria in making their voting decision. While broader issues are of concern to everyone, institutional shareholders acting as representatives of their beneficiaries are required to consider only the ultimate interests of their direct beneficiaries. Relating the interests of their beneficiaries to the greater good can be a difficult process and a matter for individual determination. For this reason, ISS focuses on the financial aspects of social and environmental proposals. If a proposal would have a negative impact on the company's financial position or adversely affect important operations, ISS recommends opposing the resolution. Conversely, if a proposal would have a clear and beneficial impact on the company's finances or operations, ISS recommends supporting the proposal.

ISS Proxy Voting Guidelines Summary.


ISS Proxy Voting Guidelines Summary

The following is a condensed version of all proxy voting recommendations contained in The ISS Proxy Voting Manual.

The Board of Directors (Chapter 3)


Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and keyboard committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

o Attend less than 75 percent of the board and committee meetingswithout a valid excuse,
o  Implement or renew a dead-hand  or modified  dead-hand  poison  pill,
o Ignore a shareholder proposal that is approved by a majority of theshares outstanding,
o Ignore a shareholder proposal that is approved by a majority of thevotes cast for two consecutive years,

o Failed to act on takeover offers where the majority of the shareholders tendered their shares,
o Are inside directors and sit on the audit, compensation, or nominating committees, and
o Are inside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees.

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

Separating Chairman and CEO

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:

o Designated lead director appointed from the ranks of the independent board members with clearly delineated duties,
o    Majority of independent directors on board,
o    All-independent key committees,
o    Committee chairpersons nominated by the independent directors,
o    CEO performance reviewed annually by a committee of outside directors,
o    Established governance guidelines, and
o    Company performance.

Proposals Seeking a Majority of Independent Directors

Shareholder proposals asking that a majority of directors be independent should be evaluated on a CASE-BY-CASE basis. Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors.

Stock Ownership Requirements

Vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Term of Office

Vote AGAINST shareholder proposals to limit the tenure of outside directors.

Age Limits

Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote against proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote for only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
(2) only if the director's legal expenses would be covered.

Proxy Contests (Chapter 4)

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors: long-term financial performance of the target company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Auditors (Chapter 5)

Ratifying Auditors

Vote FOR proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Proxy Contest Defenses (Chapter 6)

Board Structure: Staggered vs. Annual Elections

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

Shareholder Ability to Remove Directors

Vote AGAINST proposals that provide that directors may be removed only for cause. Vote FOR proposals to restore shareholder ability to remove directors with or without cause. Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies. Vote FOR proposals that permit shareholders to elect directors to fillboard vacancies.

Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting. Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

Shareholder Ability to Call Special Meetings

Vote  AGAINST  proposals  to  restrict  or  prohibit   shareholder   ability  to
call special meetings. Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent. Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Alter the Size of the Board

Vote FOR proposals that seek to fix the size of the board. Vote AGAINST proposals that give management the ability to alter the size of the board without shareholder approval.

Tender Offer Defenses (Chapter 7)

Poison Pills

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.Review on a CASE-BY-CASE basis shareholder proposals to redeem acompany's poison pill. Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Greenmail

Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments. Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Pale Greenmail

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

Vote   AGAINST   dual-class    exchange   offers.    Vote   AGAINST   dual-class
recapitalizations.

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments. Vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

Supermajority Shareholder Vote Requirement to Approve Mergers

Vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

White Squire Placements

Vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

Miscellaneous Governance Provisions (Chapter 8)

Confidential Voting

Vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.

Equal Access

Vote FOR shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

Bundled Proposals
Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Shareholder Advisory Committees

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

Capital Structure (Chapter 9)

Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis. Vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

Stock Distributions: Splits and Dividends

Vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.

Reverse Stock Splits

Vote FOR management proposals to implement a reverse stock split when the number of shares will be proportionately reduced to avoid delisting.

Review on a CASE-BY-CASE basis on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue.

Preferred Stock

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense. Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

Shareholder Proposals Regarding Blank Check Preferred Stock

Vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

Adjustments to Par Value of Common Stock

Vote FOR management proposals to reduce the par value of common stock.

Preemptive Rights

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

Debt Restructurings

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. Consider the following issues: Dilution--How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be? Change in Control--Will the transaction result in a change in control of the company? Bankruptcy-- Generally, approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

Share Repurchase Programs

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Tracking Stock

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as:

o  adverse governance changes,
o  excessive increases in authorized capital stock,
o  unfair method of distribution,
o  diminution of voting rights,
o  adverse conversion features,
o  negative  impact on stock option  plans,  and
o  other  alternatives  such as spinoff.

Executive and Director Compensation (Chapter 10)

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our new methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's new rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap. Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for (1) long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index), (2) cash compensation, and (3) categorization of the company as emerging, growth, or mature. These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

Management Proposals Seeking Approval to Reprice Options

Vote  on  management   proposals  seeking  approval  to  reprice  options  on  a
CASE-BY-CASE basis.

Director Compensation

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis.

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-Related Compensation Proposals:

o Amendments that Place a Cap on Annual Grants or Amend Administrative Features

Vote  FOR  plans  that  simply  amend   shareholder-approved  plans  to  include
administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

o Amendments to Added Performance-Based Goals

Vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

o Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

o Approval of Cash or Cash-and-Stock Bonus Plans

Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

Shareholder Proposals to Limit Executive and Director Pay

Generally, vote FOR shareholder proposals that seek additional disclosureof executive and director pay information.Review on a CASE-BY-CASE basis all other shareholder proposals that seekto limit executive and director pay.

Golden and Tin Parachutes

Vote FOR shareholder proposals to have golden and tin parachutessubmitted for shareholder ratification.Review on a CASE-BY-CASE basis all proposals to ratify or cancel goldenor tin parachutes.

Employee Stock Ownership Plans (ESOPs)

Vote FOR proposals that request shareholder approval in order to implementan ESOP or to increase authorized shares for existing ESOPs, exceptin cases when the number of shares allocated to the ESOP is "excessive"(i.e., generally greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

Vote FOR proposals to implement a 401(k) savings plan for employees.

State of Incorporation (Chapter 11)


Voting on State Takeover Statutes

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

Voting on Reincorporation Proposals

Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis.

Mergers and Corporate Restructurings (Chapter 12)

Mergers and Acquisitions
Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, taking into account at least the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

Corporate Restructuring
Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations, and asset sales should be considered on a CASE-BY-CASE basis.

Spinoffs

Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

Asset Sales

Votes on asset sales should be made on a CASE-BY-CASE basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

Liquidations

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Appraisal Rights

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Changing Corporate Name

Vote FOR changing the corporate name.

Mutual Fund Proxies (Chapter 13)

Election of Directors

Vote the election of directors on a CASE-BY-CASE basis, considering the following factors: board structure; director independence and qualifications; and compensation of directors within the fund and the family of funds attendance at board and committee meetings.

Votes should be withheld from directors who:
o attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.
o ignore a shareholder proposal that is approved by a majority of shares outstanding;
o ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years;
o are interested directors and sit on the audit or nominating committee; or
o are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Converting Closed-end Fund to Open-end Fund

Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors: past performance as a closed-end fund; market in which the fund invests; measures taken by the board to address the discount; and past shareholder activism, board activity, and votes on related proposals.

Proxy Contests

Vote proxy contests on a CASE-BY-CASE basis, considering the following factors: past performance; market in which fund invests; and measures taken by the board to address the issues past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements

Vote the investment advisory agreements on a CASE-BY-CASE basis, considering the following factors: proposed and current fee schedules; fund category/investment objective; performance benchmarks; share price performance as compared with peers; and the magnitude of any fee increase.

Approving New Classes or Series of Shares

Vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis, considering the following factors: stated specific financing purpose and other reasons management gives possible dilution for common shares.

1940 Act Policies

Vote these proposals on a CASE-BY-CASE basis, considering the following factors:
potential  competitiveness;   regulatory  developments;  current  and  potential
returns; and current and potential risk.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: fund's target investments; reasons given by fund for change; and the projected impact of change on portfolio.

Change Fundamental Investment Objective to Nonfundamental

Vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

Name Rule Proposals

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: political/economic changes in target market; bundling with quorum requirements; bundling with asset allocation changes; and consolidation in the fund's target market.

Disposition of Assets/Termination/Liquidation

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: strategies employed to salvage the company; company's past performance; and terms of the liquidation.

Changes to the Charter Document

Vote changes to the charter document on a CASE-BY-CASE basis, considering the following factors: degree of change implied by the proposal; efficiencies that could result; state of incorporation; and regulatory standards and implications.

Changing the Domicile of a Fund

Vote reincorporations on a CASE-BY-CASE basis, considering the following factors: state regulations of both states; required fundamental policies of both states; and the increased flexibility available.

Change in Fund's Subclassification

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: potential competitiveness; current and potential returns; risk of concentration; and consolidation in the target industry.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Vote AGAINST these proposals.

Distribution Agreements

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: fees charged to comparably sized funds with similar objectives; proposed distributor's reputation and past performance; and competitiveness of fund in industry.

Master-Feeder Structure

Vote FOR the establishment of a master-feeder structure.

Changes to the Charter Document

Vote changes to the charter document on a CASE-BY-CASE basis, considering the following factors: degree of change implied by the proposal; efficiencies that could result; state of incorporation; and regulatory standards and implications.

Mergers

Vote merger proposals on a CASE-BY-CASE basis, considering the following factors: resulting fee structure; performance of both funds; and continuity of management personnel.

Shareholder Proposals Establish Director Ownership Requirement

Vote AGAINST the establishment of a director ownership requirement.

Reimburse Shareholder for Expenses Incurred
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Terminate the Investment Advisor

Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors: performance of the fund's NAV and the history of shareholder relations.

Social and Environmental Issues (Chapter 14)


Social and Environmental Issues (Chapter 14)


CONSUMER ISSUES AND PUBLIC SAFETY


Animal Rights

Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

o The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),
o The availability and feasibility of alternatives to animal testing to ensure product safety, and
o The degree that competitors are using animal-free testing.

Drug Pricing

Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

o Whether the proposal focuses on a specific drug and region;
o Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness;
o Whether the company already limits price increases of its products;
o Whether the company already contributes life-saving pharmaceuticals to the needy; and
o The extent that peer companies implement price restraints.

Genetically Modified Foods

Vote CASE-BY-CASE on proposals to label genetically modified (GMO) ingredients voluntarily in the company's products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:

o The costs and feasibility of labeling and/or phasing out;
o The nature of the company's business and the proportion of it affected by the proposal;
o The proportion of company sales in markets requiring labeling or GMO-free products;
o The extent that peer companies label or have eliminated GMOs;
o Competitive benefits, such as expected increases in consumer demand for the company's products; and
o The risks of misleading consumers without federally mandated, standardized labeling.

Vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs.

Vote AGAINST proposals to completely phase out GMOs from the company's products. Such resolutions presuppose that there are proven health risks to GMOs--an issue better left to federal regulators--which outweigh the economic benefits derived from biotechnology.

Vote CASE-BY-CASE on reports outlining the steps necessary to eliminate GMOs from the company's products, taking into account:

o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution;
o The extent that peer companies have eliminated GMOs;
o The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products; and
o Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs.

Vote AGAINST proposals seeking a report on the health effects of GMOs. Studies of this sort are better undertaken by regulators and the scientific community.

Handguns

Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

Predatory Lending
Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

o Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices;
o Whether the company has adequately disclosed the financial risks of its subprime business; and
o Whether the company has been subject to violations of lending laws or serious lending controversies.

Tobacco

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:
o Whether the company complies with all local ordinances and regulations;
o The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness; and
o The risk of any health-related liabilities.

Advertising to youth:
o Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations;
o Whether the company has gone as far as peers in restricting advertising; and
o Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth.

Cease production of tobacco-related products or avoid selling products to tobacco companies:
o The percentage of the company's business affected and
o The  economic  loss  of  eliminating   the  business   versus  any  potential
  tobacco-related liabilities.

Spinoff tobacco-related businesses:
o The percentage of the company's business affected;
o The feasibility of a spinoff; and
o Potential future liabilities related to the company's tobacco business.

Stronger product warnings:Vote AGAINST proposals seeking stronger product warnings. Such decisions are betterleft to public health authorities.

Investment in tobacco stocks:Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions arebetter left to portfolio managers.

ENVIRONMENT AND ENERGY

Arctic National Wildlife Refuge

Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:

o Whether there are publicly available environmental impact reports;

o Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and
o The current status of legislation regarding drilling in ANWR.

CERES Principles

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

o The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES;
o The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills;
o Environmentally conscious practices of peer companies, including endorsement of CERES; and
o Costs of membership and implementation.

Environmental Reports

Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

Global Warming

Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting. However, additional reporting may be warranted if:

o The company's level of disclosure lags that of its competitors or
o The company has a poor environmental track record, such as violations of federal and state regulations.

Recycling

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

o The nature of the company's business and the percentage affected;
o The extent that peer companies are recycling;
o The timetable prescribed by the proposal;
o The costs of implementation; and
o Whether the company has a poor environmental track record, such as violations of federal and state regulations.

Renewable Energy

Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

o The nature of the company's business and the percentage affected;
o The extent that peer companies are switching from fossil fuels to cleaner sources;
o The timetable and specific action prescribed by the proposal; and
o The costs of implementation.

GENERAL CORPORATE ISSUES


Link Executive Compensation to Social Performance

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

 o  The relevance of the issue to be linked to pay;
 o The degree that social performance is already included in the company's pay structure;
 o  The degree that social performance is used by peer companies in setting pay;
 o Violations or complaints filed against the company relating to the particular social performance measure;
 o Artificial limits sought by the proposal, such as freezing or capping executive pay;
 o  Independence of the compensation committee; and
 o  Current company pay levels.

Charitable/Political Contributions

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

 o The company is in compliance with laws governing corporate political activities, and
 o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote  AGAINST   proposals   restricting  the  company  from  making   charitable
contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.


LABOR STANDARDS AND HUMAN RIGHTS

China Principles

Vote CASE-BY-CASE on proposals to implement the China Principles, taking into account:

 o The company's current workplace code of conduct or adherence to other global standards and their similarity to the Principles;
 o Agreements with foreign suppliers to meet certain workplace standards;

 o How company and vendor facilities are monitored;
 o Peer company adherence to the Principles;
 o Costs and feasibility/legality of implementing the Principles;
 o Control of company and involvement of Chinese army/government; and
 o Whether the company has been recently involved in labor and human rights controversies or violations.

Country-specific human rights reports

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:

 o The nature and amount of company business in that country;
 o The company's workplace code of conduct;
 o Proprietary and confidential information involved;
 o Company compliance with U.S. regulations on investing in the country; and
 o Level of peer company involvement in the country.

International Codes of Conduct/Vendor Standards

Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

 o The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent;
 o Agreements with foreign suppliers to meet certain workplace standards;
 o How company and vendor facilities are monitored;
 o Company participation in fair labor organizations;
 o Type of business;
 o Proportion of business conducted overseas;
 o Countries of operation with known human rights abuses;
 o Whether the company has been recently involved in labor and human rights controversies or violations;
 o Peer company standards and practices; and
 o Union presence in company's international factories.

Generally vote AGAINST proposals that mandate outside independent monitoring, which may entail sizable costs to the company unless there are serious concerns or controversies surrounding the company's overseas operations.

Generally vote FOR reports outlining vendor standards compliance unless:

 o The company does not operate in countries with significant human rights violations;
 o The company has no recent human rights controversies or violations; or
 o The company already publicly discloses information on its vendor standards compliance.

MacBride Principles

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

 o Company compliance with or violations of the Fair Employment Act of 1989;
 o Company antidiscrimination policies that already exceed the legal requirements;
 o The cost and feasibility of adopting all nine principles;
 o The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles);
 o The potential for charges of reverse discrimination;
 o The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted;
 o The level of the company's investment in Northern Ireland;
 o The number of company employees in Northern Ireland;
 o The degree that industry peers have adopted the MacBride Principles; and
 o Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

MILITARY BUSINESS Foreign Military

Sales/Offsets

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Landmines

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine and cluster bomb production, taking into account:

 o Whether the company currently manufactures landmines or landmine components and
 o Whether the company's peers have renounced future production.

Spaced-Based Weaponization

Generally  vote  FOR  reports  on  a  company's   involvement  in   spaced-based
weaponization unless:

 o The information is already publicly available or
 o The disclosures sought could compromise proprietary information.

WORKPLACE DIVERSITY Board

Diversity

Generally vote FOR reports on the company's efforts to diversify the board, unless:

 o The board composition is reasonably inclusive in relation to companies of similar size and business or
 o The board already reports on its nominating procedures and diversity initiatives.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:
 o The degree of board diversity;
 o Comparison with peer companies;
 o Established process for improving board diversity;
 o Existence of independent nominating committee;
 o Use of outside search firm; and
 o History of EEO violations.

Equal Employment Opportunity (EEO)

Generally  vote  FOR  reports   outlining  the  company's   affirmative   action
initiatives unless:

 o The company has well-documented equal opportunity programs;
 o The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and
 o The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

Glass Ceiling

Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

 o The composition of senior management and the board is fairly inclusive;
 o The company has well-documented programs addressing diversity initiatives and leadership development;
 o The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and/or
 o The company has no recent EEO-related violations or litigation.

Sexual Orientation

Vote CASE-BY-CASE on proposals to amend the company's EEO policy to include sexual orientation, taking into account:

 o Whether the company's EEO policy is already in compliance with federal, state, and local laws;
 o Whether the company has any recent EEO violations or litigation; and
 o Whether the company faced controversies regarding unfair treatment of gay and lesbian employees.

Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED

PROXY VOTING POLICY









ISSUED: AUGUST 2003

MFC Global Investment Management (U.S.A.) Limited ("MFC-GIM (USA)") manages money on behalf of, or provides investment advice to, clients.

Arising out of these relationships, MFC-GIM(USA) has a fiduciary duty to exercise care, diligence and skill in the administration and management of client funds that any person, familiar with the matters would exercise under similar circumstances in managing the property of another person.

In addition to its fiduciary duty, MFC-GIM (USA) must also comply with the proxy requirements of Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended from time to time ("Advisers Act"), and any other law which governs the exercise of voting rights by an investment adviser.

     A proxy is a shareholder's right to vote that has been delegated to professionals who manage their investments. (Note: clients have the unqualified right to rescind the permission given to an advisor to vote proxies on their behalf.) The right to vote is an asset, as a company's shareholders have the power to influence the management of a corporation and it is our fiduciary obligation to ensure that these rights are voted, if clients request us to do so in writing, such that they optimize the long-term value of the investment portfolios.


Fiduciary Duty Guideline Requirements

     When voting proxies, fiduciaries have an obligation to do so in an informed and responsible manner. There is a duty of loyalty. Records of voting should be maintained by retaining copies of, or access to, proxies and any supporting documentation for non-routine issues. As an investment advisory company, the obligation of fiduciaries is to vote proxies in the best interest of the clients or beneficiaries.


Our Policy

     A proxy vote should be cast on behalf of each client holding the security in question. The decision on how to vote is made by the responsible Portfolio Manager, or another person or persons to whom such responsibility has been delegated by the Portfolio Manager, on behalf of the client. Such a person may include a proxy committee or a proxy voting service. See "Proxy Committees" and "Proxy Services" below.

     When voting proxies, the following standards apply:

  o The Portfolio Manager will vote based on what they believe to be in the best interest of the client and in accordance with the client's investment guidelines.

  o Each voting decision should be made independently. The Portfolio Manager may enlist the services of reputable professionals and/or proxy evaluation services, such as Institutional Shareholder Services ("ISS") (see "Proxy Service" below), whether inside or outside the organization, to assist with the analysis of voting issues and/or to carry out the actual voting process. However, the ultimate decision as to how to cast a vote will always rest with the Portfolio Manager, or any Proxy Committee which may be formed to deal with voting matters from time to time. See "Proxy Committees" below.

  o Investment guidelines/contracts should outline how voting matters will be treated, and clients should be notified of voting procedures from time to time in accordance with any applicable legislative requirements.

  o The quality of a company's management is a key consideration factor in the Portfolio Manager's investment decision, and a good management team is presumed to act in the best interests of the company. Therefore, in general, MFC-GIM(USA) will vote as recommended by a company's management, except in situations where the Portfolio Manager believes this is not in the best interests of clients.

  o As a general principle, voting should be consistent among portfolios having the same mandates, subject to the client's preferences and the Conflict Procedures set out below.

     MFC-GIM (USA) will reasonably consider specific voting instruction requests made to it by clients.

     Proxy Services
     --------------

Each Portfolio Manager is responsible for the voting of securities in portfolios managed by them. In order to assist in voting securities, MFC-GIM (USA) may from time to time delegate certain proxy advisory and voting responsibilities to a third party proxy service provider.

MFC-GIM (USA) has currently delegated certain duties to ISS. ISS specializes in the proxy voting and corporate governance area and provides a variety of proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance. While each Portfolio Manager may rely on ISS's research and recommendations in casting votes, each Portfolio Manager may deviate from any recommendation provided from ISS on general policy issues or specific proxy proposals in accordance with any MFC-GIM (USA) proxy policies and procedures which may be in effect from time to time. See "Proxy Committees" below.

MFC-GIM (USA) may retain other proxy voting services in place of, or in addition to, ISS from time to time without further notice to clients.

Proxy Committees

From time to time proxy voting issues arise generally or with respect to a specific vote. In such cases, one or more persons may be appointed as a Proxy Committee to review certain issues.

One or more of such committees may be created on a permanent or temporary basis from time to time. The terms of reference and the procedures under which a committee will operate from time to time must be reviewed by the Legal and Compliance Department. Records of the committee's deliberations and recommendations shall be kept in accordance with this Policy and applicable law, if any. See "Documentation and Client Notification Requirements" below.

                              Conflicts Procedures

     MFC-GIM (USA) is required to monitor and resolve possible material conflicts ("Conflicts") between the interests of MFC-GIM (USA) and the interests of clients who have instructed MFC-GIM (USA) to vote securities held in their portfolios. MFC-GIM (USA) is affiliated with both Manulife Financial Corporation ("MFC") and The Manufacturers Life Insurance Company ("MLI"). Conflicts may arise, for example, if a proxy vote is required on matters involving those companies, or other issuers in which either of them has a substantial equity interest.

     Anyone within MFC-GIM (USA) who becomes aware of a potential conflict shall notify the Legal and Compliance department as well as the appropriate desk head. If it is determined by the Legal and Compliance Department that a potential conflict does exist, a Proxy Committee shall be appointed to consider the issue.

     In addition to the procedures set out above concerning Proxy Committees, any Proxy Committee which considers a Conflict must appoint a member of the Legal and Compliance team as a voting member of the Committee. Persons who are officers of the issuer involved in the matter may participate in the Committee's deliberations, but shall not be entitled to vote as a member of the Committee.

     The Proxy Committee shall then consider the issue involved and shall be free to make any decision it concludes is reasonable The Proxy Committee need not determine to vote each client portfolio the same way on a given matter, depending on the interests of the particular client involved.


               Documentation and Client Notification Requirements

The Portfolio Manager should retain, or arrange to be retained in an accessible format from a proxy service or other source, voting records for securities held in each portfolio. These should include all records required by applicable law from time to time, such as

     (i) proxy voting procedures and policies, and all amendments thereto;

     (ii) all proxy statements received regarding client securities;

     (iii) a record of all votes cast on behalf of clients;

     (iv) records of all client requests for proxy voting information;

     (v) any documents prepared by the Portfolio Manager or a Proxy Committee that were material to a voting decision or that memorialized the basis for the decision;

     (vi)  all  records  relating  to  communications   with  clients  regarding
     conflicts of interest in voting; and

     (vii) any other material required by law to be kept from time to time.

MFC-GIM(USA) shall describe to clients, or provide a copy of, it's proxy voting policies and procedures and shall also advise clients how they may obtain information on securities voted in their portfolio.

                                     PART C

                                OTHER INFORMATION

Item 23.      Exhibits:

99.(a).(1)    Agreement and Declaration of Trust dated June 9, 2005.*

99.(a).(2)    Amended and Restated Agreement and Declaration of Trust dated June
              29, 2005.**

99.(a).(3)    Amended and Restated Agreement and Declaration of Trust dated
              August 12, 2005. ***

99.(b)        By-laws of the Registrant, dated June 9, 2005. *

99.(c)        Not applicable.

99.(d).(1)    Advisory   Agreement   dated   September  2,  2005  between  the
              Registrant  and  John  Hancock  Investment  Management  Services,
              LLC.***

99.(d).(2)    Amendment dated December 29, 2006 to Advisory  Agreement relating to the International Allocation Portfolio, Classic Value Mega Cap
              Fund  and  the  Global   Shareholder  Yield  Fund,   between  the
              Registrant and John Hancock Investment Management Services, LLC.+

99.(d).(3)    Subadvisory  Agreement  dated  September  2,  2005  between  John
              Hancock Investment Management Services,  LLC and Grantham,  Mayo,
              Van Otterloo & Co. LLC, relating to the U.S. Core Fund.***

99.(d).(4)    Subadvisory  Agreement  dated  September  2,  2005  between  John
              Hancock Investment Management Services,  LLC and Grantham,  Mayo,
              Van  Otterloo  & Co.  LLC  relating  to the U.S.  Quality  Equity
              Fund.***

99.(d).(5)    Subadvisory  Agreement  dated  September  2,  2005  between  John
              Hancock Investment Management Services,  LLC and Grantham,  Mayo,
              Van Otterloo & Co. LLC relating to the Active Value Fund.***

99.(d).(6)    Subadvisory  Agreement  dated  September  2,  2005  between  John
              Hancock Investment Management Services,  LLC and Grantham,  Mayo,
              Van Otterloo & Co. LLC relating to the Intrinsic Value Fund.***

99.(d).(7)    Subadvisory  Agreement  dated  September  2,  2005  between  John
              Hancock Investment Management Services,  LLC and Grantham,  Mayo,
              Van Otterloo & Co. LLC relating to the Growth Fund.***

99.(d).(8)    Subadvisory  Agreement  dated  September  2,  2005  between  John
              Hancock Investment Management Services,  LLC and Grantham,  Mayo,
              Van  Otterloo  & Co.  LLC  relating  to  the  International  Core
              Fund.***

99.(d).(9)    Subadvisory  Agreement  dated  September  2,  2005  between  John
              Hancock Investment Management Services,  LLC and Grantham,  Mayo,
              Van  Otterloo  & Co. LLC  relating  to the  International  Growth
              Fund.***

99.(d).(10)   Subadvisory  Agreement  dated  September  2,  2005  between  John
              Hancock Investment Management Services,  LLC and Grantham,  Mayo,
              Van Otterloo & Co. LLC relating to the Global Fund.***

99.(d).(11)   Subadvisory  Agreement  dated  September  2,  2005  between  John
              Hancock Investment Management Services,  LLC and Grantham,  Mayo,
              Van  Otterloo  & Co.  LLC  relating  to the  Value  Opportunities
              Fund.***

99.(d).(12)   Subadvisory  Agreement  dated  September  2,  2005  between  John
              Hancock Investment Management Services,  LLC and Grantham,  Mayo,
              Van  Otterloo & Co.  LLC  relating  to the  Growth  Opportunities
              Fund.***

99.(d).(13)   Subadvisory  Consulting  Agreement dated December 29, 2006 between
              John  Hancock  Investment  Management  Services,  LLC,  MFC Global
              Investment   Management   (U.S.A.)   Limited  and  Deutsche  Asset
              Management,   Inc.  relating  to  the   International   Allocation
              Portfolio.+

99.(d).(14)   Subadvisory Agreement dated February 28, 2007 between John Hancock
              Investment Management Services, LLC and Epoch Investment Partners,
              Inc. relating to the Global Shareholder Yield Fund.+

99.(d).(15)   Subadvisory Agreement dated December 29, 2006 between John Hancock
              Investment  Management  Services,  LLC and MFC  Global  Investment
              Management   (U.S.A.)  Limited   relating  to  the   International
              Allocation Portfolio.+

99.(d).(16)   Subadvisory Agreement dated February 28, 2007 between John Hancock
              Investment   Management   Services,   LLC  and  Pzena   Investment
              Management,  LLC,  Inc.  relating  to the  Classic  Value Mega Cap
              Fund.+

99.(e) Distribution Agreement dated September 2, 2005 between the Registrant and John Hancock Funds, LLC.***

99.(f)        Not Applicable.

99.(g) Custodian Agreement dated September 2, 2005 between the Registrant and State Street Bank and Trust Company.***

99.(h).(1)    Master Transfer Agency and Services Agreement dated September 2,
              2005 between the Registrant and John Hancock Signature Services,
              Inc.***

99.(h).(2)    Class R Service Plan.+

99.(h).(3)    Class R1 Service Plan.+

99.(h).(4)    Class R2 Service Plan.+

99.(h).(5)    Class R3 Service Plan.+

99.(h).(6)    Class R4 Service Plan.+

99.(h).(7)    Class R5 Service Plan.+

99.(h).(8)    Expense Limitation  Agreement dated September 2, 2005 between the
              Registrant  and  John  Hancock  Investment  Management  Services,
              LLC.***

99.(i)        Legal Opinion dated September 2, 2005.***

99.(j)        Opinion of Independent Registered Public Accounting Firm.+

99.(k)        Not Applicable.

99.(l)        Not Applicable.

99.(m).(1)    Plan of Distribution  pursuant to Rule 12b-1,  dated September 2,
              2005, as amended December 13, 2006 relating to Class 1 Shares.##

99.(m).(2)    Plan of Distribution pursuant to Rule 12b-1, dated August 23, 2005 relating to Class 3 Shares.***

99.(m).(3)    Plan of Distribution  pursuant to Rule 12b-1, dated September 2,
              2005, as amended December 13, 2006 relating to Class A Shares.##

99.(m).(4)    Plan of Distribution  pursuant to Rule 12b-1, dated September 2,
              2005, as amended December 13, 2006 relating to Class B Shares.##

99.(m).(5)    Plan of Distribution  pursuant to Rule 12b-1, dated September 2,
              2005, as amended December 13, 2006 relating to Class C Shares.##

99.(m).(6)    Plan of Distribution  pursuant to Rule 12b-1, dated June 30, 2005, as amended December 13, 2006 relating to Class R Shares.##

99.(m).(7)    Plan of Distribution  pursuant to Rule 12b-1, dated June 30, 2005, as amended December 13, 2006 relating to Class R1 Shares.##

99.(m).(8)    Plan of Distribution  pursuant to Rule 12b-1, dated June 30, 2005, as amended December 13, 2006 relating to Class R2 Shares.##

99.(m).(9)    Plan of Distribution  pursuant to Rule 12b-1, dated June 30, 2005, as amended December 13, 2006 relating to Class R3 Shares.##

99.(m).(10)   Plan of Distribution  pursuant to Rule 12b-1, dated June 30, 2005, as amended December 13, 2006 relating to Class R4 Shares.##

99.(m).(11)   Plan of Distribution  pursuant to Rule 12b-1, dated June 30, 2005, as amended December 13, 2006 relating to Class R5 Shares.##

99.(n)        Amended and Restated Multiple Class Plan pursuant to 18f-3.##

99.(o)        Reserved.

99.(p).(1)    Code of Ethics of the Registrant dated June 30, 2005, as amended
              December 13, 2006.***

99.(p).(2)    Code of Ethics of John  Hancock  Investment  Management  Services,
              LLC.***

99.(p).(3)    Code of Ethics of John Hancock Funds, LLC dated July 1, 2006.+

99.(p).(4)    Code of Ethics of Grantham, Mayo, Van Otterloo & Co. LLC dated
              April 1, 2005.***

99.(p).(5)    Code of Ethics of Deutsche Asset Management, Inc dated January 1,
              2005.+

99.(p).(6)    Code of Ethics of Epoch Holding Corporation amended as of November
              15, 2006.##

99.(p).(7)    Code  of  Ethics  of MFC  Global  Investment  Management  (U.S.A.)
              Limited dated May 17, 2005.+

99.(p).(8)    Third Amended and Restated Code of Ethics of Pzena Investment
              Management, LLC amended as of February 1, 2005.##

99.(q)        Powers of Attorney.+

* Previously filed electronically with the Registrant's Initial Registration Statement on Form N-1A (file numbers 333-125838 and 811-21777) on June 15, 2005 (Accession No. 0000898432-05-000492).

** Previously filed electronically with the Registrant's Pre-Effective Amendment No. 1 to the Registrant's Initial Registration Statement (file numbers 333-125838 and 811-21777) on June 30, 2005 (Accession No.
     0000898432-05-000524).

*** Previously filed electronically with the Registrant's Pre-Effective Amendment No. 2 to the Registrant's Initial Registration Statement (file numbers 333-125838 and 811-21777) on September 2, 2005 (Accession No. 0000898432-05-000776).

## Previously filed electronically with the Registrant's Post-Effective Amendment No. 3 to the Registrant's Initial Registration Statement (file numbers 333-125838 and 811-21777) on December 15, 2006 (Accession No. 0001010521-06-000969).

+    Filed herewith.

Item 24.  Persons Controlled by or Under Common Control with the Fund.

     As of May 31, 2007, John Hancock Investment Management Services ("JHIMS") owned 6.76% of the Fund's voting shares represented as seed capital of the Funds. JHIMS is the Adviser to the Registrant. The Adviser is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. A corporate organization list is set forth below.



                        MANULIFE FINANCIAL CORPORATION -
                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                           CORPORATE ORGANIZATION LIST
                             As Of December 31, 2006

----------------------------------------------------------------  -------- -----------------
                                                                    % of    Jurisdiction of
Affiliate                                                          Equity    Incorporation
----------------------------------------------------------------  -------- -----------------

Manulife Financial Corporation                                       100        Canada
John Hancock Holdings (Delaware) LLC                                 100        Delaware
John Hancock Financial Services, Inc.                                100        Delaware
Manulife Management Services Ltd.                                    100        Barbados
The Manufacturers Life Insurance Company                             100        Canada
Manulife Bank of Canada                                              100        Canada
Manulife Financial Services Inc.                                     100        Canada
Manulife Securities International Ltd.                               100        Canada
Manulife Canada Ltd.                                                 100        Canada
First North American Insurance Company                               100        Canada
Equinox Financial Group, Inc.                                        100        Canada
Cantay Holdings Inc.                                                 100        Ontario
Regional Power Inc.                                                 83.5        Canada
Manulife Data Services Inc.                                          100        Barbados
Manulife Capital Inc.                                                100        Canada
Manulife Enterprises (Alberta) Limited                               100        Alberta
Manulife Enterprises (Bermuda) Limited                               100        Bermuda
Manulife Finance Holdings Limited                                    100        Canada
Manulife Finance (Delaware), L.P.(1)                                 100        Delaware
Manulife Finance (Alberta) ULC                                       100        Alberta
Manulife Finance (Delaware) LLC                                      100        Delaware
1293319 Ontario Inc.                                                 100        Ontario
FNA Financial Inc.                                                   100        Canada
Elliot & Page Limited                                                100        Ontario

--------------------------------
(1) The Manufacturers Life Insurance Company is the limited partner (99%) and Manulife Finance Holdings Limited is the general partner (1%).

NAL Resources Limited                                                100        Alberta
NAL Resources Management Limited                                     100        Canada
880 Belgrave Way Holdings Ltd.                                       100        British Columbia
6212344 Canada Limited                                               100        Canada
2015500 Ontario Inc.                                                 100        Ontario
2015401 Ontario Inc.                                                 100        Ontario
2024385 Ontario Inc.                                                 100        Ontario
MFC Global Investment Management (U.S.A.) Limited                    100        Canada
Cavalier Cable, Inc.(2)                                              100        Delaware
MFC Global Fund Management (Europe) Limited                          100        England
MFC Global Investment Management (Europe) Limited                    100        England
Manulife Holdings (Alberta) Limited                                  100        Alberta
Manulife Holdings (Delaware) LLC                                     100        Delaware
The Manufacturers Investment Corporation                             100        Michigan
Manulife Reinsurance Limited                                         100        Bermuda
Manulife Reinsurance (Bermuda) Limited                               100        Bermuda
John Hancock Life Insurance Company (U.S.A.)                         100        Michigan
John Hancock Advisers LLC(3)                                         100        Delaware
John Hancock Investment Management Services, LLC(4)                  100        Delaware
               Manulife Service Corporation                          100        Colorado
John Hancock Life Insurance Company of New York                      100        New York
Ironside Venture Partners I LLC                                      100        Delaware
Ironside Venture Partners II LLC                                     100        Delaware
Ennal, Inc.                                                          100        Delaware
John Hancock Distributors LLC                                        100        Delaware

--------------------------------
(2) The Manufacturers Life Insurance Company (78%) - John Hancock Life Insurance Company (U.S.A.) (22%).
(3) Wholly owned subsidiary of The Berkeley Financial Group LLC [Shown on the John Hancock Subsidiaries LLC chart].
(4) John Hancock Life Insurance Company (U.S.A.)(57%) - John Hancock Life Insurance Company of New York (38%) - John Hancock Advisers LLC (5%).

----------------------------------------------------------------  -------- -----------------
                                                                    % of    Jurisdiction of
Affiliate                                                          Equity    Incorporation
----------------------------------------------------------------  -------- -----------------

6306471 Canada Inc.                                                   100       Canada
CDF (Thailand) Limited                                               90.2       Thailand
6306489 Canada Inc.                                                   100       Canada
OQC (Thailand) Limited.(5)                                           99.5       Thailand
Manulife Insurance (Thailand) Public Company Limited(6)             97.72       Thailand
Manulife Asset Management (Thailand) Company Limited              99.9999       Thailand
Manulife (Singapore) Pte. Ltd.                                        100       Singapore
Manulife (Vietnam) Limited                                            100       Vietnam
Manulife Vietnam Fund Management Company Limited                      100       Vietnam
FCM Holdings Inc.                                                     100       Philippines
The Pramerica Life Insurance Company, Inc.                            100       Philippines
The Manufacturers Life Insurance Co. (Phils.), Inc.                   100       Philippines
FCM Investments, Inc.                                                 100       Philippines
Manulife Financial Plans, Inc.                                        100       Philippines
PT Asuransi Jiwa Manulife Indonesia                                    95       Indonesia
PT Buanadaya Sarana Informatika(7)                                    100       Indonesia
                         PT Asuransi Jiwa Arta Mandiri Prima        99.75       Indonesia
PT Indras Insan Jaya Utama(8)                                         100       Indonesia
PT Asuransi Jiwa John Hancock Indonesia(9)                            100       Indonesia
PT Manulife Aset Manajemen Indonesia                                 95.3       Indonesia
Manulife Technology & Services Sdn Bhd                                100       Malaysia
Manulife Europe Ruckversicherungs-Aktiengesellschaft                  100       Germany
Manulife Holdings (Bermuda) Limited                                   100       Bermuda
                        Manufacturers Life Reinsurance Limited        100       Barbados
Manufacturers P&C Limited                                             100       Barbados
Manulife International Holdings Limited                               100       Bermuda
Manulife Provident Funds Trust Company Limited                        100       Hong Kong
Manulife Asset Management (Asia) Limited                              100       Barbados
Manulife Asset Management (Hong Kong) Limited                         100       Hong Kong
Manulife (International) Limited                                      100       Bermuda
Manulife-Sinochem Life Insurance Co. Ltd.                              51       China
Manulife European Holdings (Bermuda) Limited                          100       Bermuda
Manulife European Investments (Luxembourg)                            100       Luxembourg

--------------------------------
(5) CDF (Thailand) Limited (50.7%) - 6306489 Canada Inc. (48.8%).
(6) OQC (Thailand) Limited (72.75%) - The Manufacturers Life Insurance Company (24.97%).
(7) PT Asuransi Jiwa Manulife Indonesia (99.99%) - PT Indras Insan Jaya Utama (0.01%).
(8) PT Asuransi Jiwa Manulife Indonesia (99.98%) - PT Buanadaya Sarana Informatika (0.02%).
(9) John Hancock Life Insurance Company (96.24%) [Shown on the John Hancock Holdings (Delaware) LLC chart] - PT Indras Insan Jaya Utama (3.76%).

S.a.r.l.
Manulife Hungary Holdings Limited(10)                                 100       Hungary
Manulife Alberta Limited                                              100       Alberta
MLI Resources Inc.                                                    100       Alberta
Manulife Life Insurance Company(11)                                 99.91       Japan
MFC Global Investment Management (Japan) Limited                      100       Japan
Y.K. Manulife Properties Japan                                        100       Japan
Manulife Century Investments (Bermuda) Limited                        100       Bermuda
Manulife Century Investments (Luxembourg) S.A.                        100       Luxembourg
Manulife Century Investments (Netherlands) B.V.                       100       Netherlands
Manulife Century Holdings (Netherlands) B.V.                          100       Netherlands


                        MANULIFE FINANCIAL CORPORATION -
                      JOHN HANCOCK HOLDINGS (DELAWARE) LLC
                           CORPORATE ORGANIZATION LIST
                             As Of December 31, 2006


----------------------------------------------------------------  -------- -----------------
                                                                    % of    Jurisdiction of
Affiliate                                                          Equity    Incorporation
----------------------------------------------------------------  -------- -----------------

Manulife Financial Corporation                                       100        Canada
The Manufacturers Life Insurance Company                             100        Canada
Manulife Management Services Ltd.                                    100        Barbados
John Hancock Holdings (Delaware) LLC                                 100        Delaware
John Hancock Financial Services, Inc.                                100        Delaware
John Hancock International Services, S.A.(12)                        100        Belgium
John Hancock International Holdings, Inc.                            100        Massachusetts
Manulife Insurance (Malaysia) Berhad                               45.76        Malaysia
Britama Credit Sdn Bhd                                               100        Malaysia
Britama Properties Sdn Bhd                                           100        Malaysia
The E-Software House Sdn Bhd                                         100        Malaysia
British American Investments Pte Ltd.                                100        Singapore
John Hancock International, Inc.                                     100        Massachusetts
John Hancock Tianan Life Insurance Company                            50        China
John Hancock Canadian Holdings Limited                               100        Nova Scotia
Old Maritime Corporation Limited                                     100        Nova Scotia
John Hancock Canadian Capital Limited(13)                            100        Nova Scotia
John Hancock Canadian LLC                                            100        Delaware
John Hancock Canadian Corporation                                    100        Nova Scotia

--------------------------------
(10) Manulife European Investments (Luxembourg) S.a.r.l. (99%) - MLI Resources Inc. (1%).
(11) MLI Resources Inc. (35.02%) - Manulife Century Investments (Netherlands) B.V. (32.49%) - Manulife Century Holdings (Netherlands) B.V. (32.4%).
(12) John Hancock Holdings (Delaware) LLC (99.998%) - John Hancock Financial Services, Inc. (0.002%).
(13) John Hancock Canadian Corporation (99.93%) - John Hancock Financial Services, Inc. ((0.07%) as of November 30, 2006.

Long Term Care Partners LLC                                           50        Delaware
John Hancock Insurance Company of Vermont                            100        Vermont
John Hancock Reassurance Company, Ltd.                               100        Bermuda
John Hancock Life Insurance Company                                  100        Massachusetts
John Hancock Subsidiaries LLC(14)                                    100        Delaware
PT Asuransi Jiwa John Hancock Indonesia(15)                          100        Indonesia
PT Indras Insan Jaya Utama(16)                                       100        Indonesia
Independence Declaration Holdings LLC                                100        Delaware
Declaration Management & Research LLC                                100        Delaware
John Hancock Variable Life Insurance Company                         100        Massachusetts
Manulife Insurance Company                                           100        Delaware
Brazilian Power Development, LLC(17)                                 100        Delaware
LR Company, LLC(18)                                                  100        Delaware
PTPC Investor LLC                                                   88.2        Delaware
Frigate, LLC                                                          85        Delaware
AIMV, LLC                                                            100        Delaware
Baystate Investments, LLC                                            100        Delaware





--------------------------------
(14) See Page 2 for subsidiaries listing for John Hancock Subsidiaries LLC.
(15) John Hancock Life Insurance Company (96.24%) - PT Indras Insan Jaya Utama (3.76%).
(16) PT Asuransi Jiwa Manulife Indonesia (99.98%) - PT Buanadaya Sarana Informatika (0.02%) [Shown on The Manufactures Life Insurance Company chart].
(17) John Hancock Life Insurance Company (92.98%) - John Hancock Variable Life Insurance Company (7.02%).
(18) John Hancock Life Insurance Company (96.6%) - Manulife Insurance Company (3.4%).

                        MANULIFE FINANCIAL CORPORATION -
                          JOHN HANCOCK SUBSIDIARIES LLC
                           CORPORATE ORGANIZATION LIST
                             As Of December 31, 2006


----------------------------------------------------------------  -------- -----------------
                                                                    % of    Jurisdiction of
Affiliate                                                          Equity    Incorporation
----------------------------------------------------------------  -------- -----------------

Manulife Financial Corporation                                       100        Canada
The Manufacturers Life Insurance Company                             100        Canada
Manulife Management Services Ltd.                                    100        Barbados
John Hancock Holdings (Delaware) LLC                                 100        Delaware
John Hancock Financial Services, Inc.                                100        Delaware
John Hancock Life Insurance Company                                  100        Massachusetts
John Hancock Subsidiaries LLC                                        100        Delaware
John Hancock Leasing Corporation                                     100        Delaware
JHFS One Corp.                                                       100        Massachusetts
LVI, LLC(19)                                                         100        Delaware
John Hancock Property and Casualty Holding Company                   100        Delaware
John Hancock Management Company                                      100        Delaware
Signature Management Co., Ltd.                                       100        Bermuda
John Hancock Assignment Company                                      100        Delaware
Hancock Natural Resource Group, Inc.                                 100        Delaware
John Hancock Timber Resource Corporation                             100        Delaware
Hancock Forest Management, Inc.                                      100        Delaware
Hancock Natural Resource Group Australia Pty. Limited                100        Australia
Hancock Forest Management (NZ) Limited                               100        New Zealand
PT Timber, Inc.                                                      100        Delaware
Viking Timber Management New Zealand Limited                         100        New Zealand
Viking Timber Gerenclamento De Florestas Do Brasil Ltda.            99.8        Brazil
International Forest Investments Ltd.                                 70        Cayman Islands
John Hancock Realty Advisors, Inc.                                   100        Delaware
John Hancock Realty Management Inc.                                  100        Delaware
John Hancock Real Estate Finance, Inc.                               100        Delaware
John Hancock Energy Resources Management Inc.                        100        Delaware
EIF Equity Holdings LLC                                               50        Delaware
CBPF Equity Holdings LLC                                             100        Delaware
REEF Equity Holdings LLC                                             100        Delaware
CEEP Equity Holdings LLC                                             100        Delaware
Hancock Venture Partners, Inc.                                       100        Delaware
HVP - Russia, Inc.                                                   100        Delaware

--------------------------------
(19)  John  Hancock  Life  Insurance   Company  (80%)  -  John  Hancock  Leasing
      Corporation (20%).

HVP Special Purpose Sub I, Inc.                                      100        Delaware
HVP Special Purpose Sub II, Inc.                                     100        Delaware
Hancock Capital Management, LLC                                      100        Delaware
Hancock Mezzanine Investments, LLC                                   100        Delaware
Hancock Mezzanine Investments II, LLC                                100        Delaware
Hancock Mezzanine Investments III, LLC                               100        Delaware
Essex Corporation                                                    100        New York
Essex Brokerage Services, Inc.                                       100        Ohio
Fusion Clearing, Inc.                                                100        New York
Essex Holding Company, Inc.                                          100        New York
Essex Corporation of Illinois                                        100        Illinois
Provident Insurance Center, Inc.                                     100        Maryland
New Amsterdam Insurance Agency, Inc.                                 100        New York
Ameritex Insurance Services, Inc.                                    100        Texas
American Annuity Agency of Texas, Inc.                               100        Texas
Essex Agency of Texas, Inc.                                          100        Texas
San Jacinto Insurance Agency, Inc.                                   100        Texas
The Berkeley Financial Group LLC                                     100        Delaware
MFC Global Investment Management (U.S.) LLC                          100        Delaware
John Hancock Advisers LLC                                            100        Delaware
John Hancock Funds LLC                                               100        Delaware
John Hancock Investment Management Services, LLC(20)                 100        Delaware
John Hancock Financial Network, Inc.                                 100        Massachusetts
Signator Investors, Inc.                                             100        Delaware
Signator Insurance Agency, Inc.                                      100        Massachusetts
John Hancock Signature Services, Inc.                                100        Delaware
JH Networking Insurance Agency, Inc.                                 100        Massachusetts


Item 25. Indemnification.

The Registrant's Amended and Restated Agreement and Declaration of Trust dated August 12, 2005 and Distribution Agreement filed previously contain provisions limiting the liability, and providing for the indemnification, of the Trustees and officers under certain circumstances.

With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Registrant. With respect to the underwriter, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained furnished in writing by the underwriter to the Registrant for use in the Registration Statement.

--------------------------------
(20) John Hancock Life Insurance Company (U.S.A.) (57%) - John Hancock Life Insurance Company of New York (38%) - John Hancock Advisers LLC (5%) [Shown on The Manufacturers Life Insurance Company chart].

Registrant's Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering losses incurred by reason of negligent errors and omissions committed in their official capacities as such.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 25, the Registrant has been advised that in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser.

Reference is made to: (i) the information set forth under the caption "Investment Advisory and Other Services" in the Statement of Additional Information; (ii) the Form ADV of John Hancock Investment Management Services,
LLC (SEC No. 801-28947), (iii) the Form ADV of Grantham, Mayo, Van Otterloo & Co. LLC (SEC No. 801-15028, (iv) the Form ADV of MFC Global Investment Management (U.S.A.) Limited (SEC No. 801-61860), (v) the Form ADV of Deutsche Management & Research LLC (SEC No. 801-27291), (vi) the Form ADV of Pzena
Investment Management, LLC (SEC No. 801-50838) and (vii) the Form ADV of Epoch Investment Partners, Inc. (SEC No. 801-63118) filed with the Commission, each of which are incorporated herein by reference.

Item 27. Principal Underwriters.

     (a) John Hancock Funds LLC acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Current Interest, John Hancock Equity Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust, John Hancock Investment Trust II, John Hancock Investment Trust III, John Hancock Series Trust, John Hancock Sovereign Bond Fund, John Hancock Strategic Series, John Hancock Tax-Exempt Series Fund, John Hancock Municipal Securities Trust, John Hancock World Fund and John Hancock Funds II.

     (b) The following table presents certain information with respect to each director and officer of John Hancock Funds, LLC:

    Name and Principal Business Address           Positions and Offices With           Positions and Offices With
                                                          Underwriter                          Registrant

               James R. Boyle                        Chairman and Director                      Trustee
            601 Congress Street
        Boston, Massachusetts 02210

             Keith F. Hartstein                  Director, President and Chief                 President
            601 Congress Street                        Executive Officer
        Boston, Massachusetts 02210

               John G. Vrysen                 Director, Executive Vice President        Chief Operating Officer
            601 Congress Street                   and Chief Financial Officer
        Boston, Massachusetts 02210

              Michael Mahoney                      Chief Compliance Officer                       None
            601 Congress Street
        Boston, Massachusetts 02210

              Peter Copestake                              Treasurer                              None
            601 Congress Street
        Boston, Massachusetts 02210

               John T. Litzow                        Senior Vice President                        None
            601 Congress Street
        Boston, Massachusetts 02210

              Jeffery H. Long                   Vice President, Controller and                    None
            601 Congress Street                       Assistant Treasurer
        Boston, Massachusetts 02210

              Andrew G. Arnott                          Vice President                            None
            601 Congress Street
        Boston, Massachusetts 02210

              Arthur E. Creel                           Vice President                            None
            601 Congress Street
        Boston, Massachusetts 02210

                 Carey Hoch                             Vice President                            None
            601 Congress Street
        Boston, Massachusetts 02210

              Kristine McManus                          Vice President                            None
            601 Congress Street
        Boston, Massachusetts 02210

               Daniel Rollins                        Second Vice President                        None
            601 Congress Street
        Boston, Massachusetts 02210

               Karen F. Walsh                         Assistant Treasurer                         None
            601 Congress Street
        Boston, Massachusetts 02210

                David Hayter                          Assistant Treasurer                         None
            601 Congress Street
        Boston, Massachusetts 02210

              Cathy Hopkinson                         Assistant Treasurer                         None
            601 Congress Street
        Boston, Massachusetts 02210

              William H. King                         Assistant Treasurer                  Assistant Treasurer
            601 Congress Street
        Boston, Massachusetts 02210

                 Wayne Zuk                            Assistant Treasurer                         None
            601 Congress Street
        Boston, Massachusetts 02210

            Alfred P. Ouellette                AVP, Senior Counsel and Assistant           Assistant Secretary
            601 Congress Street                            Secretary
        Boston, Massachusetts 02210

              Joyce K. Mahoney                        Assistant Secretary                         None
            601 Congress Street
        Boston, Massachusetts 02210

         (c) Not Applicable

Item 28. Location of Accounts and Records.

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian State Street Bank and Trust Company, 2 Avenue de Lafayette, Boston, Massachusetts 02111 and its transfer agent, John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, Massachusetts 02217, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of John Hancock Investment Management Services, LLC (the "Adviser"), 601 Congress Street, Boston, Massachusetts, 02210. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of the Adviser and each of the respective Subadvisers to the Funds of the Registrant.

By  Deutsche  Asset   Management,   Inc.,  the   subadviser/consultant   to  the
International Allocation Portfolio, at its offices at 345 Park Avenue, New York, New York 10154.

By Epoch Investment Partners, Inc., Inc., the subadviser to the Global Shareholder High Yield Fund, at its offices at 640 Fifth Avenue, 18th Floor, NY, NY 10019.

By Grantham, Mayo, Van Otterloo & Co. LLC., the subadviser to the U.S. Core Fund, Quality Equity Fund, Active Value Fund, Intrinsic Value Fund, Growth Fund, International Core Fund, International Growth Fund, Global Fund, Value
Opportunities Fund, and the Growth Opportunities Fund, at its offices at 345 Park Avenue, New York, New York 10154.

By MFC Global  Investment  Management  (U.S.A.)  Limited,  the subadviser to the
International Allocation Portfolio, at its offices at 200 Bloor Street East, Toronto, Ontario, Canada M4W lE5.

By Pzena Investment Management, LLC, the subadviser to the Classic Value Mega Cap Fund, at its offices at 120 West 45th Street, New York, NY 10036.

Item 29.          Management Services.

         None

Item 30.          Undertakings.

         Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on this 27th day of June, 2007.

                                               JOHN HANCOCK FUNDS III


                                               By:  /s/ Keith F. Hartstein
                                                    ----------------------
                                                    Name: Keith F. Hartstein
                                                    Title: President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

     Signature                                  Title                             Date
     ---------                                  -----                             ----

/s/ Keith F. Hartstein                    President and Chief                     June 27, 2007
----------------------                    Executive Officer
Keith F. Hartstein

/s/ Gordon Shone                          Treasurer                               June 27, 2007
----------------                          (Principal Financial Officer and
Gordon Shone                               Principal Accounting Officer)


/s/ James R. Boyle *                      Trustee                                 June 27, 2007
--------------------
James R. Boyle

/s/ James F. Carlin*                      Trustee                                 June 27, 2007
--------------------
James F. Carlin

/s/ William H. Cunningham*                Trustee                                 June 27, 2007
--------------------------
William H. Cunningham

/s/ Ronald R. Dion*                       Trustee                                 June 27, 2007
-------------------
Ronald R. Dion

/s/ Charles L. Ladner*                    Trustee                                 June 27, 2007
----------------------
Charles L. Ladner

/s/ John A. Moore*                        Trustee                                 June 27, 2007
------------------
John A. Moore

/s/ Patti McGill Peterson*                Trustee                                 June 27, 2007
--------------------------
Patti McGill Peterson

/s/ Steven R. Pruchansky*                 Trustee                                 June 27, 2007
-------------------------
Steven R. Pruchansky

* By Power of Attorney


By: /s/ David D. Barr
    -----------------
    David D. Barr
    Attorney-In-Fact
    Pursuant to Power of Attorney
    Filed Herewith Post-Effective Amendment
    No.4 to the Trust's Registration Statement
    On June 27, 2007